UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders February 28, 2023

BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.63%(a)(b)
Aerospace & Defense-2.71%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	8.38%	02/01/2028	$79,246	$78,651,267
TransDigm, Inc., Term Loan (1 mo. SOFR + 3.25%)	7.82%	08/10/2028	34,023	34,014,930

				112,666,197

Air Transport-4.44%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	9.56%	04/20/2028	44,874	46,072,090
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.00%	06/21/2027	36,992	38,580,912
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	8.56%	10/20/2027	36,424	37,764,663
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.57%	04/21/2028	62,194	62,248,244

				184,665,909

Automotive-1.14%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%)	7.88%	04/30/2026	47,734	47,622,474

Beverage & Tobacco-0.85%
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	03/31/2028	37,894	35,402,650

Building & Development-1.80%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.84%	04/12/2028	34,232	31,814,206
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	08/21/2025	6,364	6,341,095
LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	12/17/2027	40,162	36,844,837

				75,000,138

Business Equipment & Services-8.55%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.75%)	8.47%	05/12/2028	57,635	55,628,090
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	9.88%	01/20/2029	34,100	29,206,685
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	7.88%	12/23/2026	44,855	42,780,425
Brand Industrial Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	9.07%	06/21/2024	35,032	33,202,265
Citrix Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.18%	03/20/2029	55,867	51,974,277
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	7.87%	02/06/2026	36,370	36,331,085
Mitchell International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.34%	10/15/2028	10,213	9,700,734
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	6.50%	09/23/2026	15,745	15,736,192
Solera (Polaris Newco LLC), Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	06/02/2028	51,372	47,668,484
Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.88%	11/30/2028	33,208	33,064,611

				355,292,848

Cable & Satellite Television-3.85%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	6.37%	04/30/2025	5	5,114
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	6.37%	02/01/2027	49,767	49,400,203
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	6.84%	07/17/2025	26,012	25,180,565
Term Loan (1 mo. USD LIBOR + 2.50%)	7.09%	04/15/2027	25,509	23,045,978
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	7.09%	01/31/2028	36,549	35,916,222
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	7.09%	04/30/2028	27,048	26,529,367

				160,077,449

Chemicals & Plastics-1.04%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.53%	10/01/2025	43,461	43,282,089

Containers & Glass Products-2.08%
Berry Global, Inc., Term Loan Z (1 mo. USD LIBOR + 1.75%)	6.33%	07/01/2026	46,589	46,533,036
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 3.93%)	8.89%	04/13/2029	40,478	39,993,631

				86,526,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics & Toiletries-0.78%
Bausch and Lomb, Inc., Term Loan (3 mo. SOFR + 3.35%)	7.84%	05/10/2027	$32,961	$32,313,193
Drugs-2.30%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	8.19%	05/04/2025	34,484	32,580,916
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	04/21/2028	36,651	36,634,244
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.25%)	9.67%	01/27/2027	33,588	26,611,202

				95,826,362

Electronics & Electrical-13.60%
Boxer Parent Co., Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.38%	10/02/2025	41,896	41,447,257
CDK Global, Inc., First Lien Term Loan (3 mo. SOFR + 4.50%)	9.08%	07/06/2029	20,561	20,525,503
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	04/06/2026	37,529	36,515,391
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.19%	04/09/2028	51,230	44,112,147
Entegris, Inc., Term Loan B(c)	-	07/06/2029	3,881	3,894,250
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	8.33%	06/13/2024	44,299	41,893,028
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	07/01/2024	33,340	33,300,845
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.58%	07/27/2028	42,349	36,241,828
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 3.75%)	8.42%	03/01/2029	71,310	67,004,792
NortonLifeLock, Inc., Term Loan B (1 mo. SOFR + 2.00%)	6.72%	01/28/2029	50,377	49,922,614
Open Text Corp., Incremental Term Loan B (Canada)(c)	-	08/27/2029	18,621	18,620,030
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	7.88%	08/31/2028	35,640	34,704,165
Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.25%)	9.08%	01/19/2029	37,907	32,763,398
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.63%	04/24/2028	45,438	44,095,289
Ultimate Software Group, Inc., Incremental First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.03%	05/04/2026	61,302	60,190,660

				565,231,197

Financial Intermediaries-0.97%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. SOFR + 2.50%)	7.23%	02/15/2028	40,729	40,442,275

Food Products-0.83%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	6.88%	01/29/2027	35,195	34,678,478

Food Service-3.03%
IRB Holding Corp., Term Loan (3 mo. SOFR + 3.00%)	7.69%	12/15/2027	71,878	71,037,666
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	6.38%	11/19/2026	55,106	54,746,883

				125,784,549

Health Care-12.99%
athenahealth Group, Inc.
Term Loan (1 mo. SOFR + 3.50%)	8.06%	02/15/2029	69,803	64,771,535
Delayed Draw Term Loan(d)	0.00%	02/15/2029	9,057	8,404,386
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	6.38%	08/12/2026	36,605	36,070,910
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	6.32%	08/01/2027	54,120	53,081,242
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	10/01/2027	56,676	54,734,973
ICON PLC
Term Loan (3 mo. USD LIBOR + 2.25%)	7.00%	07/03/2028	9,309	9,309,473
Term Loan (3 mo. USD LIBOR + 2.25%)	7.00%	07/03/2028	37,356	37,356,483
LifePoint Health, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)	7.99%	11/16/2025	44,188	42,374,996
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	10/01/2028	73,173	70,667,724
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	7.75%	06/02/2028	34,813	34,538,012
PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	11/15/2028	37,667	36,941,568
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health), Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	8.48%	10/01/2026	42,454	41,392,744
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.63%	08/27/2025	50,194	50,238,634

				539,882,680

Home Furnishings-1.07%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 4.00%)	8.37%	02/26/2029	48,077	44,377,077

Industrial Equipment-2.91%
Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	7.99%	06/21/2028	35,802	34,178,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Equipment-(continued)
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.41%	08/17/2029	$49,829	$49,543,688
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027	37,843	37,071,720

				120,793,925

Insurance-5.76%
Acrisure LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	02/15/2027	45,654	43,742,107
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.88%	02/19/2028	35,163	34,642,322
HUB International Ltd.
Incremental Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	7.95%	04/25/2025	44,483	44,474,510
Term Loan (3 mo. USD LIBOR + 3.00%)	7.33%	04/25/2025	44,402	44,342,636
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 3.25%)	7.94%	11/12/2027	37,530	37,045,817
Sedgwick Claims Management Services, Inc., Term Loan B(c)	-	02/21/2028	1,791	1,772,946
USI, Inc., Term Loan (3 mo. SOFR + 3.75%)	8.33%	11/22/2029	33,668	33,650,077

				239,670,415

Leisure Goods, Activities & Movies-1.53%
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	7.57%	04/29/2026	36,792	36,707,452
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	7.39%	05/16/2025	26,833	26,747,205

				63,454,657

Lodging & Casinos-2.88%
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	8.62%	01/31/2029	45,234	44,088,947
Flutter Financing B.V. (Stars Group), Term Loan (3 mo. LIBOR + 2.25%)	6.98%	07/21/2026	40,021	40,016,846
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	6.45%	06/22/2026	35,525	35,519,534

				119,625,327

Oil & Gas-0.93%
Blackstone CQP Holdco, Term Loan B (3 mo. USD LIBOR + 3.50%)	8.23%	05/26/2028	38,509	38,502,470

Publishing-1.85%
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024	33,689	33,501,974
Nielsen Finance LLC, Term Loan B (3 mo. SOFR + 5.00%)	9.74%	04/11/2029	47,100	43,430,203

				76,932,177

Radio & Television-1.25%
Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. SOFR + 3.35%), (Acquired 03/25/2020 - 11/10/2022; Cost $22,620,279)(e)	8.03%	08/24/2026	45,531	5,353,477
DIRECTV Financing LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	9.63%	07/25/2027	47,755	46,574,763

				51,928,240

Rail Industries-0.82%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	6.73%	12/30/2026	33,992	33,941,109

Retailers (except Food & Drug)-3.62%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.38%	03/06/2028	63,578	62,763,172
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	10/19/2027	40,819	39,619,736
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.00%)	6.72%	07/31/2028	48,493	48,194,551

				150,577,459

Telecommunications-5.76%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.88%	03/15/2027	51,300	42,785,494
Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	12/01/2027	36,178	35,935,966
II-VI, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	07/01/2029	36,467	36,398,504
Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg) (3 mo. SOFR + 4.25%)	9.18%	02/01/2029	36,946	36,585,333
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	09/25/2026	45,586	37,967,173
Zayo Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	03/09/2027	59,693	49,835,188

				239,507,658

Utilities-2.29%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	08/01/2025	39,965	39,866,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-(continued)
Pacific Gas and Electric Co., Term Loan (1 mo. USD LIBOR + 3.00%)	7.69%	06/23/2025	$22,390	$22,347,730
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	6.32%	12/31/2025	32,989	32,966,342

				95,180,605

Total Variable Rate Senior Loan Interests (Cost $3,810,998,647)				3,809,186,274

U.S. Dollar Denominated Bonds & Notes-2.95%
Aerospace & Defense-0.22%
TransDigm, Inc.(f)	6.25%	03/15/2026	9,081	8,971,355

Airlines-0.22%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	1,296	1,262,678
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.75%	04/20/2029	3,378	3,216,178
United Airlines, Inc.(f)	4.38%	04/15/2026	895	843,161
United Airlines, Inc.(f)	4.63%	04/15/2029	4,478	3,973,938

				9,295,955

Commercial Services & Supplies-0.50%
ADT Security Corp. (The)(f)	4.13%	08/01/2029	8,296	7,146,921
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)	5.75%	04/15/2026	14,160	13,698,596

				20,845,517

Diversified Telecommunication Services-0.20%
CommScope, Inc.(f)	6.00%	03/01/2026	1,690	1,629,992
CommScope, Inc.(f)	4.75%	09/01/2029	3,634	2,965,453
Lumen Technologies, Inc., (Acquired 03/03/2021 - 03/03/2021; Cost $3,059,458)(e)(f)	4.00%	02/15/2027	3,000	2,306,850
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	2,000	1,536,250

				8,438,545

Electric Utilities-0.35%
PG&E Corp	5.00%	07/01/2028	8,000	7,313,360
PG&E Corp	5.25%	07/01/2030	6,000	5,362,440
Vistra Operations Co. LLC(f)	4.30%	07/15/2029	2,000	1,801,810

				14,477,610

Health Care Equipment & Supplies-0.18%
Medline Borrower L.P.(f)	3.88%	04/01/2029	9,000	7,509,375

Hotels, Restaurants & Leisure-0.40%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	13,361,374
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	4,000	3,396,433

				16,757,807

Insurance-0.14%
Acrisure LLC/Acrisure Finance, Inc., (Acquired 01/29/2021 - 03/03/2021; Cost $7,259,500)(e)(f)	4.25%	02/15/2029	7,282	5,934,869

Machinery-0.05%
TK Elevator US Newco, Inc. (Germany)(f)	5.25%	07/15/2027	2,000	1,813,984

Media-0.44%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,697,550
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	11,000	9,065,459
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,096,978
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	3,000	2,540,979

				18,400,966

Pharmaceuticals-0.04%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(f)	4.13%	04/30/2028	1,832	1,618,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Management & Development-0.21%
Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	$9,000	$8,491,950

Total U.S. Dollar Denominated Bonds & Notes (Cost $139,662,823)				122,556,688

			Shares
Money Market Funds-8.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.50%(g)(h) (Cost $333,347,332)			333,347,332	333,347,332

TOTAL INVESTMENTS IN SECURITIES-102.60% (Cost $4,284,008,802)				4,265,090,294
OTHER ASSETS LESS LIABILITIES-(2.60)%				(108,075,657)

NET ASSETS-100.00%				$4,157,014,637

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This variable rate interest will settle after February 28, 2023, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(e)	Restricted security. The aggregate value of these securities at February 28, 2023 was $13,595,196, which represented less than 1% of the Fund’s Net Assets.
(f)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $109,880,888, which represented 2.64% of the Fund’s Net Assets.

(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$508,484,125	$2,670,683,419	$(3,179,167,544)	$-	$-	$-	$6,250,444

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,471,313,567	(1,137,966,235)	-	-	333,347,332	4,724,972

Total	$508,484,125	$4,141,996,986	$(4,317,133,779)	$-	$-	$333,347,332	$10,975,416

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of February 28, 2023

Baa1	0.91

Baa3	3.68

Ba1	11.18

Ba2	7.19

Ba3	7.42

B1	23.03

B2	34.18

B3	3.92

Caa1	0.64

Caa2	0.13

NR	2.30

Money Market Fund Plus Other Assets Less Liabilities	5.42

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under “Ratings & Assessments” on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$3,931,742,962
Affiliated investments in securities, at value	333,347,332
Cash	47,427,141
Receivable for:
Dividends and interest	20,135,087
Investments sold	273,721,982
Fund shares sold	8,428,015

Total assets	4,614,802,519

Liabilities:
Payable for:
Investments purchased	440,479,673
Fund shares repurchased	6,292,971
Accrued unitary management fees	2,095,728
Accrued tax expenses	1,297
Unfunded loan commitments	8,918,213

Total liabilities	457,787,882

Net Assets	$4,157,014,637

Net assets consist of:
Shares of beneficial interest	$5,323,458,365
Distributable earnings (loss)	(1,166,443,728)

Net Assets	$4,157,014,637

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	198,200,000
Net asset value	$20.97

Market price	$20.95

Unaffiliated investments in securities, at cost	$3,950,661,470

Affiliated investments in securities, at cost	$333,347,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$144,107,264
Unaffiliated dividend income	1,315
Affiliated dividend income	10,975,416

Total investment income	155,083,995

Expenses:
Unitary management fees	12,746,522
Tax expenses	650

Total expenses	12,747,172

Less: Waivers	(346,539)

Net expenses	12,400,633

Net investment income	142,683,362

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(103,391,556)

Change in net unrealized appreciation on unaffiliated investment securities	80,895,749

Net realized and unrealized gain (loss)	(22,495,807)

Net increase in net assets resulting from operations	$120,187,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$142,683,362	$198,015,079
Net realized gain (loss)	(103,391,556)	(188,297,774)
Change in net unrealized appreciation (depreciation)	80,895,749	(141,484,520)

Net increase (decrease) in net assets resulting from operations	120,187,555	(131,767,215)

Distributions to Shareholders from:
Distributable earnings	(146,787,097)	(185,373,620)

Shareholder Transactions:
Proceeds from shares sold	1,977,495,041	4,321,916,237
Value of shares repurchased	(1,911,796,947)	(6,207,401,473)
Transaction fees	8,075,176	23,220,206

Net increase (decrease) in net assets resulting from share transactions.	73,773,270	(1,862,265,030)

Net increase (decrease) in net assets.	47,173,728	(2,179,405,865)

Net assets:
Beginning of period	4,109,840,909	6,289,246,774

End of period	$4,157,014,637	$4,109,840,909

Changes in Shares Outstanding:
Shares sold	95,000,000	199,700,000
Shares repurchased	(91,800,000)	(288,900,000)
Shares outstanding, beginning of period	195,000,000	284,200,000

Shares outstanding, end of period	198,200,000	195,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.08		$22.13	$21.82	$22.57	$23.11	$23.15		$23.16

Net investment income(a)	0.75		0.77	0.68	0.93	1.07	0.77		0.82
Net realized and unrealized gain (loss) on investments	(0.14)		(1.18)	0.31	(0.88)	(0.53)	(0.08)		(0.02)

Total from investment operations	0.61		(0.41)	0.99	0.05	0.54	0.69		0.80

Distributions to shareholders from:
Net investment income	(0.76)		(0.73)	(0.69)	(0.91)	(1.12)	(0.74)		(0.82)
Return of capital	-		-	(0.02)	-	(0.02)	-		-

Total distributions	(0.76)		(0.73)	(0.71)	(0.91)	(1.14)	(0.74)		(0.82)

Transaction fees(a)	0.04		0.09	0.03	0.11	0.06	0.01		0.01

Net asset value at end of period	$20.97		$21.08	$22.13	$21.82	$22.57	$23.11		$23.15

Market price at end of period(b)	$20.95		$20.98	$22.15	$21.91	$22.61	$23.05		$23.12

Net Asset Value Total Return(c)	3.15%		(1.44)%	4.72%	0.80%	2.68%	3.07%		3.54%
Market Price Total Return(c)	3.55%		(1.99)%	4.38%	1.05%	3.15%	2.93%		3.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,157,015		$4,109,841	$6,289,247	$4,499,824	$4,401,945	$7,378,227		$8,763,831
Ratio to average net assets of:
Expenses, after Waivers(d)	0.63	%(e)	0.65%	0.64%	0.63%	0.64%	0.63	%(e)	0.63%
Expenses, prior to Waivers(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65	%(e)	0.65%
Net investment income	7.28	%(e)	3.53%	3.08%	4.22%	4.66%	3.99	%(e)	3.52%
Portfolio turnover rate(f)	77%		106%	109%	107%	78%	74%		71%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name

Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

13

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

14

Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

15

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

J. Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund

16

rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally

17

will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Sampling Risk. The Fund’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions,

18

disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees of $346,539.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Morningstar, Inc. (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

19

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Variable Rate Senior Loan Interests	$-	$3,809,186,274	$-	$3,809,186,274

U.S. Dollar Denominated Bonds & Notes	-	122,556,688	-	122,556,688

Money Market Funds	333,347,332	-	-	333,347,332

Total Investments	$333,347,332	$3,931,742,962	$-	$4,265,090,294

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

No expiration
Short-Term	Long-Term	Total*
$274,012,442	$694,788,710	$968,801,152

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $2,904,701,779 and $2,917,504,256, respectively.

At February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$48,648,481
Aggregate unrealized (depreciation) of investments	(151,437,225)

Net unrealized appreciation (depreciation) of investments	$(102,788,744)

Cost of investments for tax purposes is $4,367,879,038.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which was set to expire on May 23, 2023. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

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Effective April 11, 2023, the Fund can participate in this line of credit with another Invesco ETF. Additionally, the line of credit’s expiration date was extended to April 9, 2024. No change was made to the Fund’s maximum borrowing amount nor to the upfront fee or commitment fee paid by the Adviser.

During the six months ended February 28, 2023, there were no outstanding borrowings from the line of credit.

NOTE 9–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitment as of February 28, 2023. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
athenahealth Group, Inc.	Delayed Draw Term Loan	$8,918,213	$(513,827)

NOTE 10–Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six months ended February 28, 2023, there were no interests in senior loans purchased by the Fund on a participation basis.

NOTE 11–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit of delivery of a basket of securities (“Deposit Securities”).

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Senior Loan ETF (BKLN)

Actual	$1,000.00	$1,031.50	0.63%	$3.17

Hypothetical (5% return before expenses)	1,000.00	1,021.67	0.63	3.16

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

KBWB	Invesco KBW Bank ETF

KBWD	Invesco KBW High Dividend Yield Financial ETF

KBWY	Invesco KBW Premium Yield Equity REIT ETF

KBWP	Invesco KBW Property & Casualty Insurance ETF

KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Asset Management & Custody Banks-12.32%
Bank of New York Mellon Corp. (The)	2,051,902	$104,400,774
Northern Trust Corp.	864,991	82,407,692
State Street Corp.(b)	1,182,145	104,832,619

		291,641,085

Consumer Finance-4.20%
Capital One Financial Corp.(b)	912,263	99,509,648

Diversified Banks-35.73%
Bank of America Corp.	4,976,713	170,701,256
Citigroup, Inc.	3,890,951	197,232,306
JPMorgan Chase & Co.	1,363,221	195,417,730
U.S. Bancorp	2,074,990	99,039,273
Wells Fargo & Co.	3,928,461	183,734,121

		846,124,686

Regional Banks-47.67%
Citizens Financial Group, Inc.	2,044,447	85,376,107
Comerica, Inc.	543,582	38,105,098
East West Bancorp, Inc.	585,043	44,586,127
Fifth Third Bancorp	2,590,195	94,024,079
First Republic Bank	737,959	90,776,337
Huntington Bancshares, Inc.(b)	5,988,592	91,745,229
KeyCorp	3,872,489	70,827,824
M&T Bank Corp.	553,922	86,018,547
PNC Financial Services Group, Inc. (The)	1,119,533	176,796,651
Regions Financial Corp	3,878,740	90,452,217
Signature Bank	261,179	30,048,644

	Shares	Value
Regional Banks-(continued)
SVB Financial Group(c)	245,367	$70,692,686
Truist Financial Corp.	2,011,996	94,463,212
Western Alliance Bancorporation(b)	451,999	33,556,406
Zions Bancorporation N.A.	620,947	31,432,337

		1,128,901,501

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $2,839,073,222)		2,366,176,920

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.19%
Invesco Private Government Fund, 4.58%(d)(e)(f)	1,246,715	1,246,715
Invesco Private Prime Fund, 4.83%(d)(e)(f)	3,205,197	3,205,838

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,452,553)		4,452,553

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $2,843,525,775)		2,370,629,473
OTHER ASSETS LESS LIABILITIES-(0.11)%		(2,540,667)

NET ASSETS-100.00%		$2,368,088,806

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,642,905	$(36,642,905)	$-	$-	$-	$14,959

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,003,556	85,614,903	(90,371,744)	-	-	1,246,715	98,989	*

Invesco Private Prime Fund	15,437,715	216,823,379	(229,057,461)	(876)	3,081	3,205,838	268,032*

Total	$21,441,271	$339,081,187	$(356,072,110)	$(876)	$3,081	$4,452,553	$381,980

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)–(continued)

February 28, 2023

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Regional Banks	47.67

Diversified Banks	35.73

Asset Management & Custody Banks	12.32

Consumer Finance	4.20

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-67.74%
Asset Management & Custody Banks-5.75%
Artisan Partners Asset Management, Inc., Class A(b)	171,385	$5,650,563
GCM Grosvenor, Inc., Class A(b)	526,689	4,334,651
Janus Henderson Group PLC(b)	224,561	6,166,445
Patria Investments Ltd., Class A (Cayman Islands)	337,974	5,360,268

		21,511,927

Consumer Finance-3.82%
Ally Financial, Inc.	151,436	4,550,652
OneMain Holdings, Inc.(b)	225,823	9,730,713

		14,281,365

Data Processing & Outsourced Services-1.40%
Western Union Co. (The)(b)	402,684	5,218,785

Diversified Banks-1.29%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	133,807	4,837,123

Investment Banking & Brokerage-4.76%
B. Riley Financial, Inc.(b)	190,912	7,594,479
Lazard Ltd., Class A	137,381	5,132,554
Moelis & Co., Class A(b)	118,289	5,066,318

		17,793,351

Life & Health Insurance-0.93%
Lincoln National Corp.	109,290	3,466,679

Mortgage REITs-42.69%
AGNC Investment Corp.	1,328,415	14,439,871
Annaly Capital Management, Inc.	690,132	14,271,930
ARMOUR Residential REIT, Inc.	3,195,424	17,351,152
Chimera Investment Corp.(b)	1,805,143	11,715,378
Dynex Capital, Inc.(b)	836,923	11,072,491
Ellington Financial, Inc.	890,731	11,463,708
MFA Financial, Inc.	1,296,377	13,884,198
Orchid Island Capital, Inc.(b)	1,498,801	17,026,380
PennyMac Mortgage Investment Trust(b)	742,311	9,672,312
Ready Capital Corp.(b)	861,397	9,699,330
TPG RE Finance Trust, Inc.(b)	1,609,685	13,666,226
Two Harbors Investment Corp.(b)	931,077	15,427,946

		159,690,922

Other Diversified Financial Services-1.76%
Jackson Financial, Inc., Class A	145,184	6,588,450

Property & Casualty Insurance-1.20%
Argo Group International Holdings Ltd.	154,529	4,489,067

Investment Abbreviations:

BDC -Business Development Company

REIT -Real Estate Investment Trust

	Shares	Value
Regional Banks-2.44%
Central Pacific Financial Corp.	213,254	$4,783,287
Northwest Bancshares, Inc.	315,040	4,353,853

		9,137,140

Thrifts & Mortgage Finance-1.70%
New York Community Bancorp, Inc.	716,124	6,359,181

Total Common Stocks & Other Equity Interests (Cost $280,367,999)		253,373,990

Closed-End Funds-32.02%
Bain Capital Specialty Finance, Inc., BDC	725,294	9,399,810
Capital Southwest Corp.	581,958	10,934,991
CION Investment Corp.	1,119,124	12,254,408
FS KKR Capital Corp., BDC(b)	634,906	12,513,997
Goldman Sachs BDC, Inc., BDC(b)	690,675	11,030,080
MidCap Financial Investment Corp.(b)	887,597	11,219,226
NewtekOne, Inc., BDC(b)	683,893	10,470,402
PennantPark Investment Corp.	1,580,747	8,947,028
SLR Investment Corp.(b)	691,189	10,201,949
Trinity Capital, Inc.(b)	984,765	13,146,613
TriplePoint Venture Growth BDC Corp.(b)	813,761	9,659,343

		119,777,847

Total Closed-End Funds (Cost $119,627,243)		119,777,847

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $399,995,242)		373,151,837

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.32%
Invesco Private Government Fund, 4.58%(c)(d)(e)	27,565,428	27,565,428
Invesco Private Prime Fund, 4.83%(c)(d)(e)	70,893,273	70,907,449

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,477,814)		98,472,877

TOTAL INVESTMENTS IN SECURITIES-126.08% (Cost $498,473,056)		471,624,714
OTHER ASSETS LESS LIABILITIES-(26.08)%		(97,564,740)

NET ASSETS-100.00%		$374,059,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 17,303,837	$ (17,303,837)	$ -	$ -	$ -	$ 8,303

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	26,654,039	121,753,307	(120,841,918)	-	-	27,565,428	502,963*

Invesco Private Prime Fund	68,547,907	236,349,882	(234,000,051)	(7,308)	17,019	70,907,449	1,373,746*

Total	$95,201,946	$375,407,026	$(372,145,806)	$(7,308)	$17,019	$98,472,877	$1,885,012

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Mortgage REITs	42.69

Closed-End Funds	32.02

Asset Management & Custody Banks	5.75

Investment Banking & Brokerage	4.76

Consumer Finance	3.82

Sub-Industry Types Each Less Than 3%	10.72

Money Market Funds Plus Other Assets Less Liabilities	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Diversified REITs-14.41%
Armada Hoffler Properties, Inc.	606,409	$7,774,163
Broadstone Net Lease, Inc.	449,921	7,986,098
Gladstone Commercial Corp.(b)	491,482	6,723,474
Global Net Lease, Inc.(b)	1,028,678	14,524,933

		37,008,668

Health Care REITs-17.30%
Global Medical REIT, Inc.(b)	970,083	9,759,035
Medical Properties Trust, Inc.(b)	793,729	8,175,409
National Health Investors, Inc.(b)	133,957	7,367,635
Omega Healthcare Investors, Inc.(b)	344,255	9,222,591
Sabra Health Care REIT, Inc.	832,088	9,910,168

		44,434,838

Hotel & Resort REITs-9.03%
Apple Hospitality REIT, Inc.	388,325	6,411,246
Service Properties Trust	1,528,042	16,777,901

		23,189,147

Industrial REITs-6.16%
Innovative Industrial Properties, Inc.(b)	57,987	5,126,631
LXP Industrial Trust(b)	511,150	5,331,294
STAG Industrial, Inc.	159,554	5,367,397

		15,825,322

Office REITs-20.87%
Brandywine Realty Trust	1,873,123	11,032,695
Hudson Pacific Properties, Inc.(b)	881,254	8,133,974
Office Properties Income Trust(b)	1,107,719	18,210,900
SL Green Realty Corp.	249,526	8,496,360
Vornado Realty Trust	390,346	7,721,044

		53,594,973

Residential REITs-4.19%
Apartment Income REIT Corp.	147,154	5,562,421
UMH Properties, Inc.(b)	305,335	5,193,749

		10,756,170

	Shares	Value
Retail REITs-11.40%
Getty Realty Corp.(b)	186,708	$6,409,685
Necessity Retail REIT, Inc. (The)(b)	2,241,936	15,379,681
Spirit Realty Capital, Inc.	182,060	7,497,231

		29,286,597

Specialized REITs-16.58%
EPR Properties	224,513	9,169,111
Four Corners Property Trust, Inc.(b)	218,550	5,933,633
Gaming and Leisure Properties, Inc.	120,582	6,496,958
National Storage Affiliates Trust	163,439	6,913,470
Outfront Media, Inc.	422,501	7,372,642
Uniti Group, Inc.(b)	1,216,804	6,680,254

		42,566,068

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $280,840,603)		256,661,783

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.06%
Invesco Private Government Fund, 4.58%(c)(d)(e)	17,302,880	17,302,880
Invesco Private Prime Fund, 4.83%(c)(d)(e)	44,484,223	44,493,118

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,799,018)		61,795,998

TOTAL INVESTMENTS IN SECURITIES-124.00% (Cost $342,639,621)		318,457,781
OTHER ASSETS LESS LIABILITIES-(24.00)%		(61,645,767)

NET ASSETS-100.00%		$256,812,014

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$9,646,638	$(9,646,638)	$-	$-	$-	$5,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,365,194	$78,953,773	$(73,016,087)	$-	$-	$17,302,880	$216,289	*

Invesco Private Prime Fund	29,170,947	185,065,959	(169,744,790)	(3,915)	4,917	44,493,118	605,575	*

Total	$40,536,141	$273,666,370	$(252,407,515)	$(3,915)	$4,917	$61,795,998	$827,170

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

REIT Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Office REITs	20.87

Health Care REITs	17.30

Specialized REITs	16.58

Diversified REITs	14.41

Retail REITs	11.40

Hotel & Resort REITs	9.03

Industrial REITs	6.16

Residential REITs	4.19

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Multi-line Insurance-17.20%
American International Group, Inc.	513,681	$31,391,046
Assurant, Inc.	126,429	16,105,790
Hartford Financial Services Group, Inc. (The)	212,234	16,613,678
Horace Mann Educators Corp.	190,545	7,042,543

		71,153,057

Property & Casualty Insurance-72.53%
Allstate Corp. (The)	242,116	31,179,699
American Financial Group, Inc.	113,961	15,283,310
Arch Capital Group Ltd.(b)	270,559	18,939,130
AXIS Capital Holdings Ltd.	281,600	17,098,752
Chubb Ltd.	147,630	31,152,883
Cincinnati Financial Corp.	146,092	17,633,304
Hanover Insurance Group, Inc. (The)	110,048	15,349,495
James River Group Holdings Ltd.	174,527	4,206,101
Kemper Corp.	284,768	17,541,709
Mercury General Corp.	257,957	8,783,436
ProAssurance Corp.	251,409	5,000,525

	Shares	Value
Property & Casualty Insurance-(continued)
Progressive Corp. (The)	245,322	$35,208,613
RLI Corp.	124,628	17,187,447
Selective Insurance Group, Inc.	168,635	17,121,512
Travelers Cos., Inc. (The)	170,802	31,618,866
Universal Insurance Holdings, Inc.	142,156	2,747,875
W.R. Berkley Corp.	212,497	14,065,176

		300,117,833

Reinsurance-10.20%
Everest Re Group Ltd.	47,966	18,417,505
RenaissanceRe Holdings Ltd. (Bermuda)	85,811	18,440,784
SiriusPoint Ltd. (Bermuda)(b)	755,528	5,364,249

		42,222,538

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $381,175,861)		413,493,428
OTHER ASSETS LESS LIABILITIES-0.07%		275,826

NET ASSETS-100.00%.		$413,769,254

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$158,610	$4,374,608	$(4,533,218)	$-	$-	$-	$3,189

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	39,834,826	(39,834,826)	-	-	-	82,056

Invesco Private Prime Fund	-	80,277,761	(80,281,856)	-	4,095	-	219,729

Total	$158,610	$124,487,195	$(124,649,900)	$-	$4,095	$-	$304,974

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Property & Casualty Insurance	72.53

Multi-line Insurance	17.20

Reinsurance	10.20

Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Regional Banking ETF (KBWR)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Regional Banks-94.70%
Ameris Bancorp	25,421	$1,216,903
Associated Banc-Corp.	54,649	1,265,124
Atlantic Union Bankshares Corp.(b)	30,451	1,140,694
Bank of Hawaii Corp.	16,308	1,220,817
Bank OZK(b)	29,130	1,340,854
BankUnited, Inc.(b)	31,499	1,115,695
BOK Financial Corp.(b)	20,801	2,177,449
Brookline Bancorp, Inc.	31,343	406,205
Cadence Bank	46,624	1,238,333
Cathay General Bancorp	28,932	1,241,761
Columbia Banking System, Inc.(b)	32,061	953,174
Commerce Bancshares, Inc.	37,689	2,493,127
Community Bank System, Inc.	20,643	1,260,255
Cullen/Frost Bankers, Inc.	18,532	2,442,888
CVB Financial Corp.	46,886	1,121,982
Eastern Bankshares, Inc.	68,570	1,075,178
F.N.B. Corp.	95,341	1,360,516
First Bancorp	75,244	1,091,790
First Commonwealth Financial Corp.(b)	38,049	609,165
First Financial Bancorp	38,643	952,164
First Financial Bankshares, Inc.	36,385	1,334,602
First Hawaiian, Inc.(b)	50,634	1,384,840
First Interstate BancSystem, Inc., Class A(b)	30,830	1,095,698
Fulton Financial Corp.	68,261	1,174,089
Glacier Bancorp, Inc.(b)	23,221	1,100,211
Hancock Whitney Corp.	24,517	1,204,275
Home BancShares, Inc.(b)	52,841	1,273,468
Hope Bancorp, Inc.	48,684	623,642
Independent Bank Corp.(b)	14,852	1,183,407
Old National Bancorp	70,350	1,243,085
Pacific Premier Bancorp, Inc.	36,378	1,179,375
PacWest Bancorp	48,024	1,332,666
Pinnacle Financial Partners, Inc.	16,028	1,187,515
Popular, Inc.	18,413	1,314,688
Prosperity Bancshares, Inc.(b)	28,244	2,075,652
Simmons First National Corp., Class A(b)	51,758	1,150,580
South State Corp.(b)	15,305	1,234,807
Synovus Financial Corp.(b)	31,916	1,334,408
Texas Capital Bancshares, Inc.(b)(c)	20,339	1,347,052
Trustmark Corp.	24,849	730,561
UMB Financial Corp.	15,716	1,424,813

	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.	31,341	$1,277,773
United Community Banks, Inc.(b)	34,503	1,142,394
Valley National Bancorp(b)	106,195	1,229,738
Washington Federal, Inc.	26,621	933,599
Webster Financial Corp.(b)	49,478	2,628,271
Wintrust Financial Corp.(b)	14,708	1,355,048

		60,220,331

Thrifts & Mortgage Finance-5.10%
New York Community Bancorp, Inc.(b)	143,777	1,276,739
Provident Financial Services, Inc.(b)	30,668	716,098
WSFS Financial Corp.(b)	25,101	1,252,791

		3,245,628

Total Common Stocks & Other Equity Interests (Cost $68,443,840)		63,465,959

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $28,285)	28,285	28,285

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $68,472,125)		63,494,244

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.73%
Invesco Private Government Fund, 4.58%(d)(e)(f)	3,690,913	3,690,913
Invesco Private Prime Fund, 4.83%(d)(e)(f)	9,489,020	9,490,918

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,182,050)		13,181,831

TOTAL INVESTMENTS IN SECURITIES-120.58% (Cost $81,654,175)		76,676,075
OTHER ASSETS LESS LIABILITIES-(20.58)%		(13,085,736)

NET ASSETS-100.00%		$63,590,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$15,014	$1,204,098	$(1,190,827)	$-	$-	$28,285	$790

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,369,206	21,660,035	(21,338,328)	-	-	3,690,913	55,451	*

Invesco Private Prime Fund	8,663,673	51,682,381	(50,855,881)	(582)	1,327	9,490,918	150,213	*

Total	$12,047,893	$74,546,514	$(73,385,036)	$(582)	$1,327	$13,210,116	$206,454

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Regional Banks	94.70

Thrifts & Mortgage Finance	5.10

Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$2,366,176,920	$373,151,837	$256,661,783	$413,493,428	$63,465,959
Affiliated investments in securities, at value	4,452,553	98,472,877	61,795,998	-	13,210,116
Receivable for:
Dividends	2,946,364	1,086,398	244,629	369,942	112,741
Securities lending	3,009	95,202	9,595	1,331	1,627
Fund shares sold	190,754,077	-	-	17,202,660	-

Total assets	2,564,332,923	472,806,314	318,712,005	431,067,361	76,790,443

Liabilities:
Due to custodian	648,603	163,415	26,770	32	-
Payable for:
Investments purchased	-	-	-	17,194,763	-
Collateral upon return of securities loaned	4,452,553	98,477,814	61,799,018	-	13,182,050
Fund shares repurchased	190,528,252	-	-	-	-
Accrued unitary management fees	614,709	105,111	74,203	103,312	18,054

Total liabilities	196,244,117	98,746,340	61,899,991	17,298,107	13,200,104

Net Assets	$2,368,088,806	$374,059,974	$256,812,014	$413,769,254	$63,590,339

Net assets consist of:
Shares of beneficial interest	$2,946,235,691	$588,694,313	$461,576,007	$377,811,901	$79,778,397
Distributable earnings (loss)	(578,146,885)	(214,634,339)	(204,763,993)	35,957,353	(16,188,058)

Net Assets	$2,368,088,806	$374,059,974	$256,812,014	$413,769,254	$63,590,339

Shares outstanding (unlimited amount authorized, $0.01 par value)	42,020,000	23,300,000	12,470,000	4,570,000	1,080,000
Net asset value	$56.36	$16.05	$20.59	$90.54	$58.88

Market price	$56.33	$16.06	$20.60	$90.57	$58.91

Unaffiliated investments in securities, at cost	$2,839,073,222	$399,995,242	$280,840,603	$381,175,861	$68,443,840

Affiliated investments in securities, at cost	$4,452,553	$98,477,814	$61,799,018	$-	$13,210,335

(a) Includes securities on loan with an aggregate value of:	$4,360,307	$93,365,651	$59,709,447	$-	$12,852,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$31,603,446	$22,113,279	$10,205,380	$4,254,862	$1,095,624
Affiliated dividend income	14,959	8,303	5,306	3,189	790
Securities lending income, net	17,779	373,933	36,591	13,985	10,334
Foreign withholding tax	-	-	-	-	(4,385)

Total investment income	31,636,184	22,495,515	10,247,277	4,272,036	1,102,363

Expenses:
Unitary management fees	3,462,439	644,852	451,216	576,887	129,826

Less: Waivers	(461)	(195)	(149)	(92)	(24)

Net expenses	3,461,978	644,657	451,067	576,795	129,802

Net investment income	28,174,206	21,850,858	9,796,210	3,695,241	972,561

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(70,979,817)	(19,766,858)	(21,565,188)	(561,056)	(1,433,334)
Affiliated investment securities	3,081	17,019	4,917	4,095	1,327
In-kind redemptions	(2,349,907)	(502,957)	1,040,539	12,048,908	713,031

Net realized gain (loss)	(73,326,643)	(20,252,796)	(20,519,732)	11,491,947	(718,976)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	96,062,476	(13,786,073)	794,648	40,768,181	1,465,430
Affiliated investment securities	(876)	(7,308)	(3,915)	-	(582)

Change in net unrealized appreciation (depreciation)	96,061,600	(13,793,381)	790,733	40,768,181	1,464,848

Net realized and unrealized gain (loss)	22,734,957	(34,046,177)	(19,728,999)	52,260,128	745,872

Net increase (decrease) in net assets resulting from operations	$50,909,163	$(12,195,319)	$(9,932,789)	$55,955,369	$1,718,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$28,174,206	$62,100,244	$21,850,858	$30,363,494
Net realized gain (loss)	(73,326,643)	64,064,570	(20,252,796)	14,084,867
Change in net unrealized appreciation (depreciation)	96,061,600	(616,755,963)	(13,793,381)	(92,543,242)

Net increase (decrease) in net assets resulting from operations	50,909,163	(490,591,149)	(12,195,319)	(48,094,881)

Distributions to Shareholders from:
Distributable earnings	(29,056,056)	(65,164,401)	(19,870,704)	(39,784,352)

Shareholder Transactions:
Proceeds from shares sold	1,492,879,161	4,094,517,993	18,835,349	160,076,565
Value of shares repurchased	(1,115,844,491)	(4,547,864,150)	(35,561,205)	(114,842,574)

Net increase (decrease) in net assets resulting from share transactions	377,034,670	(453,346,157)	(16,725,856)	45,233,991

Net increase (decrease) in net assets	398,887,777	(1,009,101,707)	(48,791,879)	(42,645,242)

Net assets:
Beginning of period	1,969,201,029	2,978,302,736	422,851,853	465,497,095

End of period	$2,368,088,806	$1,969,201,029	$374,059,974	$422,851,853

Changes in Shares Outstanding:
Shares sold.	26,480,000	61,560,000	1,160,000	7,970,000
Shares repurchased	(20,640,000)	(70,360,000)	(2,450,000)	(5,890,000)
Shares outstanding, beginning of period	36,180,000	44,980,000	24,590,000	22,510,000

Shares outstanding, end of period	42,020,000	36,180,000	23,300,000	24,590,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco KBW Premium Yield		Invesco KBW Property & Casualty		Invesco KBW Regional
Equity REIT ETF (KBWY)		Insurance ETF (KBWP)		Banking ETF (KBWR)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$9,796,210	$9,812,455	$3,695,241	$2,414,200	$972,561	$1,799,159
(20,519,732)	64,149,135	11,491,947	2,514,282	(718,976)	(609,545)
790,733	(79,458,900)	40,768,181	(16,681,345)	1,464,848	(4,112,163)

(9,932,789)	(5,497,310)	55,955,369	(11,752,863)	1,718,433	(2,922,549)

(9,731,540)	(17,784,899)	(3,068,103)	(2,788,226)	(1,009,033)	(1,800,845)

23,910,815	116,944,071	207,873,957	151,564,768	8,325,829	24,061,190
(35,854,132)	(155,305,074)	(53,680,530)	(18,928,465)	(20,712,913)	(17,597,678)

(11,943,317)	(38,361,003)	154,193,427	132,636,303	(12,387,084)	6,463,512

(31,607,646)	(61,643,212)	207,080,693	118,095,214	(11,677,684)	1,740,118

288,419,660	350,062,872	206,688,561	88,593,347	75,268,023	73,527,905

$256,812,014	$288,419,660	$413,769,254	$206,688,561	$63,590,339	$75,268,023

1,170,000	4,910,000	2,500,000	1,840,000	140,000	370,000
(1,770,000)	(6,480,000)	(630,000)	(240,000)	(360,000)	(300,000)
13,070,000	14,640,000	2,700,000	1,100,000	1,300,000	1,230,000

12,470,000	13,070,000	4,570,000	2,700,000	1,080,000	1,300,000

15

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$54.43		$66.21	$39.58	$48.15	$57.01	$52.36		$38.40

Net investment income(a)	0.76		1.49	1.31	1.40	1.27	0.83		0.77
Net realized and unrealized gain (loss) on investments	1.96		(11.66)	26.56	(8.45)	(8.86)	4.51		13.92

Total from investment operations	2.72		(10.17)	27.87	(7.05)	(7.59)	5.34		14.69

Distributions to shareholders from:
Net investment income	(0.79)		(1.61)	(1.24)	(1.52)	(1.27)	(0.69)		(0.73)

Net asset value at end of period	$56.36		$54.43	$66.21	$39.58	$48.15	$57.01		$52.36

Market price at end of period(b)	$56.33		$54.52	$66.11	$39.68	$48.22	$57.01		$52.39

Net Asset Value Total Return(c)	5.11%		(15.59)%	71.42%	(14.81)%	(13.30)%	10.24%		38.42%
Market Price Total Return(c)	4.89%		(15.33)%	70.75%	(14.72)%	(13.18)%	10.18%		38.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,368,089		$1,969,201	$2,978,303	$763,963	$563,393	$1,023,260		$932,052
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	2.85	%(d)	2.30%	2.25%	3.07%	2.51%	1.78	%(d)	1.60%
Portfolio turnover rate(e)	12%		23%	22%	18%	13%	7%		9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights–(continued)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$17.20		$20.68	$13.75	$19.81	$23.68	$23.43		$21.49

Net investment income(a)	0.93		1.25	1.19	1.39	1.59	1.23		1.84
Net realized and unrealized gain (loss) on investments	(1.23)		(3.08)	7.14	(5.66)	(3.67)	0.69		2.16

Total from investment operations	(0.30)		(1.83)	8.33	(4.27)	(2.08)	1.92		4.00

Distributions to shareholders from:
Net investment income	(0.85)		(1.65)	(1.40)	(1.79)	(1.79)	(1.67)		(1.88)
Return of capital	-		-	-	-	-	-		(0.18)

Total distributions	(0.85)		(1.65)	(1.40)	(1.79)	(1.79)	(1.67)		(2.06)

Net asset value at end of period	$16.05		$17.20	$20.68	$13.75	$19.81	$23.68		$23.43

Market price at end of period(b)	$16.06		$17.21	$20.69	$13.77	$19.80	$23.69		$23.46

Net Asset Value Total Return(c)	(1.54)%		(9.15)%	62.77%	(22.34)%	(9.06)%	8.57%		18.95%
Market Price Total Return(c)	(1.54)%		(9.15)%	62.61%	(22.18)%	(9.15)%	8.47%		18.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$374,060		$422,852	$465,497	$229,636	$270,390	$344,556		$319,788
Ratio to average net assets of:
Expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)	0.35%
Net investment income	11.86	%(e)	6.54%	6.55%	8.08%	7.32%	6.36	%(e)	7.77%
Portfolio turnover rate(f)	48%		76%	59%	77%	54%	46%		52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights–(continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.07		$23.91	$18.71	$29.25	$35.80	$36.64		$33.95

Net investment income(a)	0.78		0.74	0.69	1.36	1.21	1.45		1.49
Net realized and unrealized gain (loss) on investments	(1.49)		(1.23)	5.94	(9.62)	(5.86)	(0.18)		3.78

Total from investment operations	(0.71)		(0.49)	6.63	(8.26)	(4.65)	1.27		5.27

Distributions to shareholders from:
Net investment income	(0.77)		(1.35)	(1.43)	(2.28)	(1.90)	(2.11)		(2.58)

Net asset value at end of period	$20.59		$22.07	$23.91	$18.71	$29.25	$35.80		$36.64

Market price at end of period(b)	$20.60		$22.09	$23.89	$18.74	$29.26	$35.80		$36.67

Net Asset Value Total Return(c)	(3.17)%		(2.23)%	36.86%	(28.96)%	(12.94)%	4.05%		15.71%
Market Price Total Return(c)	(3.21)%		(2.06)%	36.52%	(28.87)%	(12.91)%	3.95%		15.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$256,812		$288,420	$350,063	$173,025	$317,390	$442,126		$381,021
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	7.60	%(d)	3.09%	3.16%	5.45%	3.94%	5.16	%(d)	4.04%
Portfolio turnover rate(e)	46%		77%	72%	100%	69%	53%		61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended February 28, 2023		Years Ended August 31,						Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$76.55		$80.54	$60.03		$70.73	$63.85		$59.67		$50.41

Net investment income(a)	0.93		1.68	1.94	(b)	1.28	1.35		1.22		1.12
Net realized and unrealized gain (loss) on investments	13.83		(3.26)	20.09		(10.63)	7.06		4.06		9.23

Total from investment operations	14.76		(1.58)	22.03		(9.35)	8.41		5.28		10.35

Distributions to shareholders from:
Net investment income	(0.77)		(2.41)	(1.52)		(1.35)	(1.53)		(1.10)		(1.09)

Net asset value at end of period	$90.54		$76.55	$80.54		$60.03	$70.73		$63.85		$59.67

Market price at end of period(c)	$90.57		$76.65	$80.48		$60.13	$70.78		$63.92		$59.68

Net Asset Value Total Return(d)	19.39%		(1.98)%	37.10%		(13.11)%	13.54%		8.99%		20.68%
Market Price Total Return(d)	19.27%		(1.79)%	36.78%		(13.03)%	13.50%		9.09%		20.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$413,769		$206,689	$88,593		$183,104	$109,630		$67,040		$98,462
Ratio to average net assets of:
Expenses	0.35	%(e)	0.35%	0.35%		0.35%	0.36	%(f)	0.35	%(e)	0.35%
Net investment income	2.24	%(e)	2.11%	2.82	%(b)	2.04%	2.09	%(f)	2.41	%(e)	1.97%
Portfolio turnover rate(g)	5%		8%	16%		16%	14%		22%		16%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$57.90		$59.78	$35.41	$47.62	$59.19		$55.13		$44.09

Net investment income(a)	0.77		1.38	1.32	1.32	1.20		0.89		0.94
Net realized and unrealized gain (loss) on investments	0.98		(1.87)	24.29	(12.07)	(11.52)		3.94		10.96

Total from investment operations	1.75		(0.49)	25.61	(10.75)	(10.32)		4.83		11.90

Distributions to shareholders from:
Net investment income	(0.77)		(1.39)	(1.24)	(1.46)	(1.25)		(0.77)		(0.86)

Net asset value at end of period	$58.88		$57.90	$59.78	$35.41	$47.62		$59.19		$55.13

Market price at end of period(b)	$58.91		$57.95	$59.66	$35.44	$47.61		$59.19		$55.20

Net Asset Value Total Return(c)	3.06%		(0.79)%	73.45%	(22.87)%	(17.48)%		8.79%		27.06%
Market Price Total Return(c)	3.02%		(0.49)%	72.96%	(22.80)%	(17.50)%		8.65%		27.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,590		$75,268	$73,528	$28,325	$69,047		$195,338		$148,854
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.36	%(e)	0.35	%(d)	0.35%
Net investment income	2.62	%(d)	2.28%	2.41%	2.96%	2.33	%(e)	1.85	%(d)	1.75%
Portfolio turnover rate(f)	12%		27%	20%	21%	15%		14%		21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”

Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”

Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”

Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”

Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

KBW Bank ETF	KBW Nasdaq Bank Index

KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index

KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REIT Index

KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index

KBW Regional Banking ETF	KBW Nasdaq Regional Banking Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

21

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

22

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).

Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

23

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

KBW Bank ETF	$801

KBW High Dividend Yield Financial ETF	22,172

KBW Premium Yield Equity REIT ETF	1,417

KBW Property & Casualty Insurance ETF	956

KBW Regional Banking ETF	770

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J.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Business Development Company (“BDC”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

25

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

KBW Bank ETF	0.35%

KBW High Dividend Yield Financial ETF	0.35%

KBW Premium Yield Equity REIT ETF	0.35%

KBW Property & Casualty Insurance ETF	0.35%

KBW Regional Banking ETF	0.35%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver

26

does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

KBW Bank ETF	$461

KBW High Dividend Yield Financial ETF	195

KBW Premium Yield Equity REIT ETF	149

KBW Property & Casualty Insurance ETF	92

KBW Regional Banking ETF	24

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

KBW Bank ETF	$39,416

KBW High Dividend Yield Financial ETF	27,889

KBW Premium Yield Equity REIT ETF	23,460

KBW Property & Casualty Insurance ETF	3,165

KBW Regional Banking ETF	3,102

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023, for each Fund (except for KBW Property & Casualty Insurance ETF). As of February 28, 2023, all of the securities in KBW Property & Casualty Insurance ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

27

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

KBW Bank ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,366,176,920	$-	$-	$2,366,176,920

Money Market Funds	-	4,452,553	-	4,452,553

Total Investments	$2,366,176,920	$4,452,553	$-	$2,370,629,473

KBW High Dividend Yield Financial ETF

Investments in Securities

Common Stocks & Other Equity Interests	$253,373,990	$-	$-	$253,373,990

Closed-End Funds	119,777,847	-	-	119,777,847

Money Market Funds	-	98,472,877	-	98,472,877

Total Investments	$373,151,837	$98,472,877	$-	$471,624,714

KBW Premium Yield Equity REIT ETF

Investments in Securities

Common Stocks & Other Equity Interests	$256,661,783	$-	$-	$256,661,783

Money Market Funds	-	61,795,998	-	61,795,998

Total Investments	$256,661,783	$61,795,998	$-	$318,457,781

KBW Regional Banking ETF

Investments in Securities

Common Stocks & Other Equity Interests	$63,465,959	$-	$-	$63,465,959

Money Market Funds	28,285	13,181,831	-	13,210,116

Total Investments	$63,494,244	$13,181,831	$-	$76,676,075

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

KBW Bank ETF	$16,742,453	$1,525,214	$18,267,667

KBW High Dividend Yield Financial ETF	32,212,693	125,759,843	157,972,536

KBW Premium Yield Equity REIT ETF	47,628,538	104,510,356	152,138,894

KBW Property & Casualty Insurance ETF	1,684,049	6,148,861	7,832,910

KBW Regional Banking ETF	2,311,163	7,359,164	9,670,327

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

KBW Bank ETF	$248,646,367	$253,093,682

KBW High Dividend Yield Financial ETF	180,492,863	179,637,942

KBW Premium Yield Equity REIT ETF	118,388,298	120,210,691

28

	Purchases	Sales
KBW Property & Casualty Insurance ETF	$18,675,573	$17,680,580

KBW Regional Banking ETF	8,753,014	8,796,594

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

KBW Bank ETF	$1,488,877,195	$1,109,234,368

KBW High Dividend Yield Financial ETF	17,401,513	33,373,674

KBW Premium Yield Equity REIT ETF	23,833,966	34,005,666

KBW Property & Casualty Insurance ETF	207,593,742	53,638,950

KBW Regional Banking ETF	8,318,468	20,696,378

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

KBW Bank ETF	$1,069,345	$(494,484,620)	$(493,415,275)	$2,864,044,748

KBW High Dividend Yield Financial ETF	17,187,277	(55,576,438)	(38,389,161)	510,013,875

KBW Premium Yield Equity REIT ETF	10,158,725	(42,328,761)	(32,170,036)	350,627,817

KBW Property & Casualty Insurance ETF	39,292,160	(7,980,447)	31,311,713	382,181,715

KBW Regional Banking ETF	770,312	(6,842,480)	(6,072,168)	82,748,243

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

29

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB)

Actual	$1,000.00	$1,051.10	0.35%	$1.78

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco KBW High Dividend Yield Financial ETF (KBWD)

Actual	1,000.00	984.60	0.35	1.72

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

30

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Actual	$1,000.00	$968.30	0.35%	$1.71

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco KBW Property & Casualty Insurance ETF (KBWP)

Actual	1,000.00	1,193.90	0.35	1.90

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Regional Banking ETF (KBWR)

Actual	1,000.00	1,030.60	0.35	1.76

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

31

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

PBUS	Invesco PureBetaSM MSCI USA ETF

PBSM	Invesco PureBetaSM MSCI USA Small Cap ETF

PBND	Invesco PureBetaSM US Aggregate Bond ETF

2

Invesco PureBetaSM MSCI USA ETF (PBUS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-7.67%
Activision Blizzard, Inc.	49,991	$3,811,814
Alphabet, Inc., Class A(b)	381,531	34,360,682
Alphabet, Inc., Class C(b)	349,894	31,595,428
AT&T, Inc.	455,244	8,608,664
Charter Communications, Inc., Class A(b)(c)	6,961	2,558,933
Comcast Corp., Class A	275,559	10,242,528
DISH Network Corp., Class A(b)	15,678	178,886
Electronic Arts, Inc.	17,671	1,960,421
Fox Corp., Class A	19,321	676,621
Fox Corp., Class B	9,259	298,603
Interpublic Group of Cos., Inc. (The)	24,860	883,524
Liberty Broadband Corp., Class C(b)	7,725	669,526
Liberty Global PLC, Class A (United Kingdom)(b)	10,494	215,022
Liberty Global PLC, Class C (United Kingdom)(b)(c)	16,679	354,429
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	12,586	854,212
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	4,680	151,585
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,419	335,700
Live Nation Entertainment, Inc.(b)(c)	10,999	792,588
Match Group, Inc.(b)	17,841	738,974
Meta Platforms, Inc., Class A(b)	143,670	25,133,630
Netflix, Inc.(b)	28,426	9,156,867
News Corp., Class A	24,222	415,407
Omnicom Group, Inc.	13,015	1,178,769
Paramount Global, Class B(c)	38,867	832,531
Pinterest, Inc., Class A(b)	37,530	942,378
Roblox Corp., Class A(b)	22,814	835,905
Roku, Inc., Class A(b)(c)	7,716	499,148
Sirius XM Holdings, Inc.(c)	49,513	217,362
Snap, Inc., Class A(b)	69,438	704,796
Take-Two Interactive Software, Inc.(b)	10,720	1,174,376
T-Mobile US, Inc.(b)	39,736	5,649,665
Trade Desk, Inc. (The), Class A(b)	28,443	1,591,670
Verizon Communications, Inc.	268,267	10,411,442
Walt Disney Co. (The)(b)	116,450	11,599,585
Warner Bros Discovery, Inc.(b)	147,360	2,301,763
ZoomInfo Technologies, Inc., Class A(b)	16,612	401,512

		172,334,946

Consumer Discretionary-10.66%
Advance Auto Parts, Inc.	3,811	552,443
Airbnb, Inc., Class A(b)	24,166	2,979,184
Amazon.com, Inc.(b)	586,477	55,263,728
Aptiv PLC(b)	17,307	2,012,458
Aramark	14,781	543,941
AutoZone, Inc.(b)	1,212	3,013,686
Bath & Body Works, Inc.	14,580	595,885
Best Buy Co., Inc.	12,942	1,075,610
Booking Holdings, Inc.(b)	2,478	6,254,472
BorgWarner, Inc.	14,949	751,636
Burlington Stores, Inc.(b)(c)	4,161	891,494
Caesars Entertainment, Inc.(b)	13,706	695,717
CarMax, Inc.(b)(c)	10,180	702,827

	Shares	Value
Consumer Discretionary-(continued)
Carnival Corp.(b)(c)	63,968	$679,340
Chewy, Inc., Class A(b)(c)	6,055	245,530
Chipotle Mexican Grill, Inc.(b)	1,771	2,640,703
D.R. Horton, Inc.	20,895	1,932,370
Darden Restaurants, Inc.	7,810	1,116,752
Dollar General Corp.	14,409	3,116,667
Dollar Tree, Inc.(b)	14,128	2,052,516
Domino’s Pizza, Inc.	2,257	663,581
DoorDash, Inc., Class A(b)(c)	14,950	817,167
eBay, Inc.	34,663	1,591,032
Etsy, Inc.(b)	8,046	976,865
Expedia Group, Inc.(b)	9,649	1,051,451
Ford Motor Co.(c)	252,287	3,045,104
Garmin Ltd.	9,771	958,828
General Motors Co.	90,748	3,515,577
Genuine Parts Co.	9,017	1,594,747
Hasbro, Inc.	8,375	460,709
Hilton Worldwide Holdings, Inc.	17,276	2,496,555
Home Depot, Inc. (The)	65,102	19,305,347
Las Vegas Sands Corp.(b)	21,965	1,262,328
Lear Corp.	3,763	525,503
Lennar Corp., Class A	16,274	1,574,347
LKQ Corp.	16,213	928,843
Lowe’s Cos., Inc.	38,626	7,947,299
Lucid Group, Inc.(b)(c)	26,835	245,003
lululemon athletica, inc.(b)	7,422	2,294,882
Marriott International, Inc., Class A	17,186	2,908,559
McDonald’s Corp.	46,784	12,346,765
MercadoLibre, Inc. (Brazil)(b)	2,890	3,525,800
MGM Resorts International	19,624	844,028
Mohawk Industries, Inc.(b)	3,247	333,954
Newell Brands, Inc.	24,983	367,000
NIKE, Inc., Class B	80,464	9,558,318
NVR, Inc.(b)	194	1,003,682
O’Reilly Automotive, Inc.(b)	3,997	3,317,910
Pool Corp.(c)	2,494	890,009
PulteGroup, Inc.	14,552	795,558
Rivian Automotive, Inc., Class A(b)(c)	20,282	391,443
Ross Stores, Inc.	22,169	2,450,561
Royal Caribbean Cruises Ltd.(b)(c)	14,660	1,035,582
Starbucks Corp.	73,317	7,484,932
Target Corp.	29,410	4,955,585
Tesla, Inc.(b)	171,449	35,268,774
TJX Cos., Inc. (The)	74,163	5,680,886
Tractor Supply Co.	7,062	1,647,282
Ulta Beauty, Inc.(b)	3,273	1,698,032
Vail Resorts, Inc.(c)	2,557	597,034
VF Corp.	20,951	520,004
Whirlpool Corp.	3,462	477,687
Wynn Resorts Ltd.(b)	6,894	747,103
Yum! Brands, Inc.	17,993	2,287,990

		239,506,605

Consumer Staples-6.50%
Altria Group, Inc.	114,477	5,315,167
Archer-Daniels-Midland Co.	35,089	2,793,084
Brown-Forman Corp., Class B	19,797	1,284,231
Bunge Ltd.	9,569	913,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Campbell Soup Co.	13,392	$703,348
Church & Dwight Co., Inc.	15,577	1,305,041
Clorox Co. (The)	7,881	1,225,023
Coca-Cola Co. (The)	262,421	15,616,674
Colgate-Palmolive Co.	50,683	3,715,064
Conagra Brands, Inc.	30,576	1,113,272
Constellation Brands, Inc., Class A	10,603	2,371,891
Costco Wholesale Corp.	28,272	13,688,737
Darling Ingredients, Inc.(b)(c)	10,215	646,303
Estee Lauder Cos., Inc. (The), Class A	14,773	3,590,578
General Mills, Inc.	37,865	3,010,646
Hershey Co. (The)	9,388	2,237,348
Hormel Foods Corp.	19,111	848,146
JM Smucker Co. (The)	6,812	1,007,427
Kellogg Co.	16,350	1,078,119
Keurig Dr Pepper, Inc.	49,755	1,719,035
Kimberly-Clark Corp.	21,558	2,695,828
Kraft Heinz Co. (The)	46,946	1,828,077
Kroger Co. (The)	43,437	1,873,872
Lamb Weston Holdings, Inc.	9,174	923,271
McCormick & Co., Inc.	16,007	1,189,640
Molson Coors Beverage Co., Class B	12,153	646,418
Mondelez International, Inc., Class A	87,230	5,685,652
Monster Beverage Corp.(b)	24,995	2,543,491
PepsiCo, Inc.	88,003	15,271,161
Philip Morris International, Inc. (Switzerland)	99,021	9,634,743
Procter & Gamble Co. (The)	151,367	20,822,045
Sysco Corp.	32,370	2,413,831
Tyson Foods, Inc., Class A	18,418	1,091,082
Walgreens Boots Alliance, Inc.	46,955	1,668,311
Walmart, Inc.	95,356	13,552,948

		146,023,344

Energy-4.75%
APA Corp.	20,537	788,210
Baker Hughes Co., Class A	63,970	1,957,482
Cheniere Energy, Inc.	14,304	2,250,591
Chesapeake Energy Corp.	7,274	587,812
Chevron Corp.	117,337	18,864,269
ConocoPhillips	79,594	8,226,040
Coterra Energy, Inc.	50,596	1,263,382
Devon Energy Corp.	39,668	2,138,899
Diamondback Energy, Inc.	10,680	1,501,394
EOG Resources, Inc.	37,520	4,240,510
EQT Corp.	21,163	702,188
Exxon Mobil Corp.	263,117	28,919,189
Halliburton Co.	58,002	2,101,412
Hess Corp.	17,710	2,385,537
HF Sinclair Corp.	9,616	478,108
Kinder Morgan, Inc.	129,530	2,209,782
Marathon Oil Corp.	40,566	1,020,235
Marathon Petroleum Corp.	29,936	3,700,090
Occidental Petroleum Corp.	46,446	2,719,878
ONEOK, Inc.	28,550	1,868,598
Ovintiv, Inc.(c)	15,858	678,247
Phillips 66	30,190	3,096,286
Pioneer Natural Resources Co.	14,429	2,891,716
Schlumberger Ltd.	90,576	4,819,549
Targa Resources Corp.	13,686	1,014,133

	Shares	Value
Energy-(continued)
Texas Pacific Land Corp.	394	$701,395
Valero Energy Corp.	24,626	3,243,983
Williams Cos., Inc. (The)	77,823	2,342,472

		106,711,387

Financials-11.45%
Aflac, Inc.	37,731	2,571,368
Allstate Corp. (The)	16,941	2,181,662
Ally Financial, Inc.	19,076	573,234
American Express Co.	40,571	7,058,948
American Financial Group, Inc.	4,623	619,991
American International Group, Inc.	47,459	2,900,219
Ameriprise Financial, Inc.	6,798	2,330,830
Annaly Capital Management, Inc.	29,862	617,546
Aon PLC, Class A.	13,213	4,017,413
Apollo Global Management, Inc.	25,589	1,814,260
Arch Capital Group Ltd.(b)	23,626	1,653,820
Ares Management Corp., Class A	9,970	803,881
Arthur J. Gallagher & Co.	13,468	2,523,230
Assurant, Inc.	3,405	433,763
Bank of America Corp.	461,401	15,826,054
Bank of New York Mellon Corp. (The)	49,048	2,495,562
Berkshire Hathaway, Inc., Class B(b)	83,165	25,380,295
BlackRock, Inc.	9,594	6,614,391
Blackstone, Inc., Class A(c)	44,822	4,069,838
Brown & Brown, Inc.	15,377	862,188
Capital One Financial Corp.	24,395	2,661,007
Carlyle Group, Inc. (The)(c)	12,664	435,642
Cboe Global Markets, Inc.	6,745	851,017
Charles Schwab Corp. (The)	92,834	7,233,625
Chubb Ltd.	26,512	5,594,562
Cincinnati Financial Corp.	9,538	1,151,237
Citigroup, Inc.	123,718	6,271,265
Citizens Financial Group, Inc.	31,510	1,315,858
CME Group, Inc., Class A	22,968	4,257,348
Coinbase Global, Inc., Class A(b)(c)	7,997	518,446
Discover Financial Services	17,453	1,954,736
Equitable Holdings, Inc.	23,637	742,675
Erie Indemnity Co., Class A(c)	1,644	386,981
Everest Re Group Ltd.	2,518	966,836
FactSet Research Systems, Inc.	2,434	1,009,015
Fidelity National Financial, Inc.	16,514	658,248
Fifth Third Bancorp	43,844	1,591,537
First Citizens BancShares, Inc., Class A	690	506,294
First Horizon Corp.	34,223	847,704
First Republic Bank	11,685	1,437,372
Franklin Resources, Inc.	19,059	561,669
Globe Life, Inc.	5,893	717,119
Goldman Sachs Group, Inc. (The)	21,631	7,606,541
Hartford Financial Services Group, Inc. (The)	20,319	1,590,571
Huntington Bancshares, Inc.	92,156	1,411,830
Intercontinental Exchange, Inc.	35,683	3,632,529
Invesco Ltd.(d)	21,678	382,833
JPMorgan Chase & Co.	187,361	26,858,199
KeyCorp	59,594	1,089,974
KKR & Co., Inc., Class A	35,753	2,014,682
Loews Corp.	12,891	787,511
LPL Financial Holdings, Inc.	5,070	1,265,269
M&T Bank Corp.	11,026	1,712,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Markel Corp.(b)(c)	859	$1,142,350
MarketAxess Holdings, Inc.	2,397	818,456
Marsh & McLennan Cos., Inc.	31,683	5,137,082
MetLife, Inc.	42,600	3,055,698
Moody’s Corp.	10,528	3,054,699
Morgan Stanley	80,968	7,813,412
MSCI, Inc.	5,107	2,666,620
Nasdaq, Inc.	21,976	1,231,975
Northern Trust Corp.	12,647	1,204,880
PNC Financial Services Group, Inc. (The)	25,762	4,068,335
Principal Financial Group, Inc.	15,629	1,399,733
Progressive Corp. (The)	37,345	5,359,754
Prudential Financial, Inc.	23,506	2,350,600
Raymond James Financial, Inc.	12,367	1,341,325
Regions Financial Corp.	59,689	1,391,947
S&P Global, Inc.	21,271	7,257,665
SEI Investments Co.	7,355	443,139
Signature Bank	3,982	458,129
State Street Corp.	23,385	2,073,782
SVB Financial Group(b)	3,790	1,091,937
Synchrony Financial	28,779	1,027,698
T. Rowe Price Group, Inc.(c)	14,274	1,602,685
Tradeweb Markets, Inc., Class A	7,095	502,965
Travelers Cos., Inc. (The)	14,969	2,771,061
Truist Financial Corp.	84,765	3,979,717
U.S. Bancorp	90,150	4,302,859
W.R. Berkley Corp.	13,566	897,934
Webster Financial Corp.(c)	11,216	595,794
Wells Fargo & Co.	243,399	11,383,771
Willis Towers Watson PLC	6,914	1,620,365

		257,417,220

Health Care-14.22%
Abbott Laboratories	111,372	11,328,760
AbbVie, Inc.	112,963	17,385,006
Agilent Technologies, Inc.	18,831	2,673,437
Align Technology, Inc.(b)	4,740	1,467,030
Alnylam Pharmaceuticals, Inc.(b)	7,859	1,504,606
AmerisourceBergen Corp.	9,848	1,531,955
Amgen, Inc.	34,084	7,895,899
Avantor, Inc.(b)	43,065	1,049,494
Baxter International, Inc.	32,201	1,286,430
Becton, Dickinson and Co.	18,101	4,245,590
Biogen, Inc.(b)	9,198	2,482,172
BioMarin Pharmaceutical, Inc.(b)	11,871	1,182,233
Bio-Rad Laboratories, Inc., Class A(b)(c)	1,433	684,745
Bio-Techne Corp.	10,027	728,361
Boston Scientific Corp.(b)	91,463	4,273,151
Bristol-Myers Squibb Co.	135,811	9,365,527
Cardinal Health, Inc.	16,744	1,267,688
Catalent, Inc.(b)	10,921	745,031
Centene Corp.(b)	36,170	2,474,028
Charles River Laboratories International, Inc.(b)(c)	3,248	712,416
Cigna Group (The)	19,529	5,704,421
Cooper Cos., Inc. (The)	3,151	1,030,282
CVS Health Corp.	83,931	7,011,596
Danaher Corp.	44,174	10,934,390
DaVita, Inc.(b)	3,480	286,265
DENTSPLY SIRONA, Inc.	13,668	520,341

	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	24,673	$2,738,950
Edwards Lifesciences Corp.(b)	39,431	3,171,830
Elanco Animal Health, Inc.(b)(c)	27,042	310,172
Elevance Health, Inc.	15,255	7,164,816
Eli Lilly and Co.	51,590	16,055,840
Exact Sciences Corp.(b)(c)	11,289	703,643
GE HealthCare Technologies, Inc.(b)	23,274	1,768,824
Gilead Sciences, Inc.	80,116	6,451,741
HCA Healthcare, Inc.	13,544	3,297,287
Henry Schein, Inc.(b)	8,647	677,147
Hologic, Inc.(b)(c)	15,703	1,250,587
Horizon Therapeutics PLC(b)	13,752	1,505,706
Humana, Inc.	8,081	4,000,257
IDEXX Laboratories, Inc.(b)	5,290	2,503,440
Illumina, Inc.(b)	10,048	2,001,562
Incyte Corp.(b)	12,032	926,223
Insulet Corp.(b)	4,436	1,225,933
Intuitive Surgical, Inc.(b)	22,573	5,178,020
IQVIA Holdings, Inc.(b)	11,867	2,473,913
Jazz Pharmaceuticals PLC(b)	3,991	560,336
Johnson & Johnson.	167,003	25,594,880
Laboratory Corp. of America Holdings	5,659	1,354,538
Masimo Corp.(b)(c)	3,197	534,890
McKesson Corp.	9,057	3,168,229
Medtronic PLC	84,965	7,035,102
Merck & Co., Inc.	161,951	17,205,674
Mettler-Toledo International, Inc.(b)	1,424	2,041,603
Moderna, Inc.(b)	20,859	2,895,438
Molina Healthcare, Inc.(b)	3,730	1,026,981
Neurocrine Biosciences, Inc.(b)	6,141	633,137
Novocure Ltd.(b)(c)	6,033	464,360
PerkinElmer, Inc.	8,069	1,005,155
Pfizer, Inc.	358,556	14,546,617
Quest Diagnostics, Inc.	7,275	1,006,569
Regeneron Pharmaceuticals, Inc.(b)	6,836	5,198,231
Repligen Corp.(b)	3,378	589,022
ResMed, Inc.	9,357	1,993,041
Royalty Pharma PLC, Class A	22,541	808,095
Seagen, Inc.(b)	8,895	1,598,343
STERIS PLC	6,376	1,198,879
Stryker Corp.	21,755	5,718,954
Teleflex, Inc.	3,003	715,405
Thermo Fisher Scientific, Inc.	25,052	13,572,171
United Therapeutics Corp.(b)	2,911	716,222
UnitedHealth Group, Inc.	59,682	28,405,051
Universal Health Services, Inc., Class B	4,098	547,370
Veeva Systems, Inc., Class A(b)(c)	8,976	1,486,964
Vertex Pharmaceuticals, Inc.(b)	16,382	4,755,531
Viatris, Inc.	77,097	878,906
Waters Corp.(b)	3,795	1,179,828
West Pharmaceutical Services, Inc.	4,729	1,499,235
Zimmer Biomet Holdings, Inc.	13,405	1,660,477
Zoetis, Inc.	29,771	4,971,757

		319,743,736

Industrials-8.73%
3M Co.	35,297	3,802,899
A.O. Smith Corp.	8,184	537,116
AECOM	8,414	726,633
Allegion PLC.	5,584	629,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
AMETEK, Inc.	14,669	$2,076,544
Axon Enterprise, Inc.(b)	4,318	864,939
Boeing Co. (The)(b)	36,166	7,289,257
Booz Allen Hamilton Holding Corp.	8,446	800,090
C.H. Robinson Worldwide, Inc.	7,519	751,599
Carlisle Cos., Inc.(c)	3,305	853,417
Carrier Global Corp.	53,493	2,408,790
Caterpillar, Inc.	33,242	7,963,121
Cintas Corp.	5,838	2,559,788
Clarivate PLC(b)(c)	19,288	195,387
Copart, Inc.(b)	27,382	1,929,336
CoStar Group, Inc.(b)	25,978	1,835,605
CSX Corp.	134,293	4,094,594
Cummins, Inc.	9,008	2,189,665
Deere & Co.	18,315	7,678,381
Delta Air Lines, Inc.(b)	10,120	388,001
Dover Corp.	8,965	1,343,853
Eaton Corp. PLC	25,403	4,443,747
Emerson Electric Co.	37,776	3,124,453
Equifax, Inc.(c)	7,797	1,579,126
Expeditors International of Washington, Inc.	10,165	1,062,852
Fastenal Co.(c)	36,543	1,884,157
FedEx Corp.	15,791	3,209,047
Ferguson PLC	13,273	1,912,639
Fortive Corp.	21,502	1,433,323
Fortune Brands Innovations, Inc.	8,208	508,486
Generac Holdings, Inc.(b)	4,048	485,800
General Dynamics Corp.	14,892	3,394,036
General Electric Co.	69,795	5,912,334
Graco, Inc.	10,765	748,598
HEICO Corp.(c)	2,758	456,642
HEICO Corp., Class A	4,719	614,178
Honeywell International, Inc.	42,926	8,219,470
Howmet Aerospace, Inc.	23,788	1,003,378
Hubbell, Inc.	3,431	863,034
Huntington Ingalls Industries, Inc.	2,529	544,241
IDEX Corp.	4,803	1,080,579
Illinois Tool Works, Inc.	19,622	4,575,065
Ingersoll Rand, Inc.	25,865	1,501,980
J.B. Hunt Transport Services, Inc.	5,305	959,091
Jacobs Solutions, Inc.	8,098	967,711
Johnson Controls International PLC	43,807	2,747,575
Knight-Swift Transportation Holdings, Inc.	9,747	554,019
L3Harris Technologies, Inc.	12,180	2,572,294
Leidos Holdings, Inc.	8,295	805,196
Lennox International, Inc.	2,037	519,089
Lockheed Martin Corp.	15,066	7,145,201
Masco Corp.	14,400	754,992
Nordson Corp.	3,290	722,616
Norfolk Southern Corp.	14,788	3,324,638
Northrop Grumman Corp.	9,340	4,334,787
Old Dominion Freight Line, Inc.	5,999	2,035,221
Otis Worldwide Corp.	26,610	2,251,738
Owens Corning.	5,970	583,806
PACCAR, Inc.	33,321	2,405,776
Parker-Hannifin Corp.	8,208	2,887,985
Pentair PLC	10,474	585,916
Plug Power, Inc.(b)(c)	33,510	498,294
Quanta Services, Inc.	9,128	1,473,259

	Shares	Value
Industrials-(continued)
Raytheon Technologies Corp.	93,902	$9,210,847
Republic Services, Inc.	14,129	1,821,652
Robert Half International, Inc.	6,969	561,841
Rockwell Automation, Inc.	7,348	2,167,146
Rollins, Inc.	14,156	498,291
Sensata Technologies Holding PLC	9,884	499,933
Snap-on, Inc.(c)	3,405	846,755
Southwest Airlines Co.	9,351	314,007
Stanley Black & Decker, Inc.	9,436	807,816
Textron, Inc.	13,335	967,188
Toro Co. (The)	6,644	733,763
Trane Technologies PLC	14,711	2,721,094
TransDigm Group, Inc.	3,300	2,454,771
TransUnion	12,295	804,462
Uber Technologies, Inc.(b)	95,546	3,177,860
U-Haul Holding Co., Series N(c)	5,646	314,087
Union Pacific Corp.	39,271	8,140,093
United Parcel Service, Inc., Class B	46,653	8,513,706
United Rentals, Inc.	4,427	2,074,182
Verisk Analytics, Inc.	9,994	1,710,073
W.W. Grainger, Inc.	2,905	1,941,789
Wabtec Corp.	11,036	1,151,386
Waste Connections, Inc.	16,428	2,200,038
Waste Management, Inc.	26,220	3,926,707
Xylem, Inc.(c)	11,512	1,181,707

		196,345,951

Information Technology-27.57%
Accenture PLC, Class A	40,247	10,687,591
Adobe, Inc.(b)	29,696	9,620,019
Advanced Micro Devices, Inc.(b)	102,989	8,092,876
Akamai Technologies, Inc.(b)	10,044	729,194
Amphenol Corp., Class A	38,012	2,946,690
Analog Devices, Inc.	32,532	5,968,646
ANSYS, Inc.(b)	5,552	1,685,643
Apple, Inc.	1,016,663	149,866,293
Applied Materials, Inc.	54,953	6,382,791
Arista Networks, Inc.(b)	15,615	2,165,800
Arrow Electronics, Inc.(b)	3,929	463,583
Aspen Technology, Inc.(b)(c)	1,877	397,943
Atlassian Corp., Class A(b)	9,539	1,567,544
Autodesk, Inc.(b)	13,818	2,745,498
Automatic Data Processing, Inc.	26,496	5,824,351
Bentley Systems, Inc., Class B(c)	12,375	500,693
BILL Holdings, Inc.(b)(c)	6,075	514,127
Black Knight, Inc.(b)	9,968	594,093
Block, Inc., Class A(b)	34,328	2,633,987
Broadcom, Inc.	26,637	15,830,103
Broadridge Financial Solutions, Inc.	7,515	1,057,962
Cadence Design Systems, Inc.(b)	17,522	3,380,695
CDW Corp.	8,648	1,750,528
Ceridian HCM Holding, Inc.(b)	8,784	640,617
Cisco Systems, Inc.	262,409	12,705,844
Cloudflare, Inc., Class A(b)(c)	16,366	982,124
Cognex Corp.	11,028	522,948
Cognizant Technology Solutions Corp., Class A	32,916	2,061,529
Corning, Inc.	51,326	1,742,518
Crowdstrike Holdings, Inc., Class A(b)	13,037	1,573,436
Datadog, Inc., Class A(b)	15,857	1,213,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Dell Technologies, Inc., Class C(c)	16,552	$672,673
DocuSign, Inc.(b)	12,744	781,844
Dropbox, Inc., Class A(b)(c)	17,554	358,102
Dynatrace, Inc.(b)	13,790	586,489
Enphase Energy, Inc.(b)	8,682	1,827,821
Entegris, Inc.(c)	9,510	810,537
EPAM Systems, Inc.(b)(c)	3,674	1,130,306
F5, Inc.(b)	3,856	551,331
Fair Isaac Corp.(b)(c)	1,595	1,080,437
Fidelity National Information Services, Inc.	37,903	2,401,913
First Solar, Inc.(b)	6,129	1,036,659
Fiserv, Inc.(b)	38,535	4,434,993
FleetCor Technologies, Inc.(b)	4,475	961,185
Fortinet, Inc.(b)	42,417	2,521,266
Gartner, Inc.(b)	5,037	1,651,179
Gen Digital, Inc.	37,446	730,571
Global Payments, Inc.	17,272	1,937,918
GoDaddy, Inc., Class A(b)	9,892	748,923
Hewlett Packard Enterprise Co.	82,148	1,282,330
HP, Inc.	64,255	1,896,808
HubSpot, Inc.(b)	2,948	1,140,463
Intel Corp.	263,616	6,571,947
International Business Machines Corp.	57,752	7,467,334
Intuit, Inc.	17,047	6,941,197
Jack Henry & Associates, Inc.	4,660	765,358
Juniper Networks, Inc.	20,731	638,100
Keysight Technologies, Inc.(b)	11,401	1,823,704
KLA Corp.	9,052	3,434,148
Lam Research Corp.	8,711	4,233,633
Marvell Technology, Inc.	54,461	2,458,914
Mastercard, Inc., Class A	54,833	19,481,617
Microchip Technology, Inc.	35,145	2,847,799
Micron Technology, Inc.	69,444	4,015,252
Microsoft Corp.	452,354	112,826,135
MongoDB, Inc.(b)	4,389	919,583
Monolithic Power Systems, Inc.	2,849	1,379,742
Motorola Solutions, Inc.	10,680	2,806,811
NetApp, Inc.	13,977	902,215
NVIDIA Corp.	157,151	36,484,176
NXP Semiconductors N.V. (China)	16,552	2,954,201
Okta, Inc.(b)(c)	9,700	691,513
ON Semiconductor Corp.(b)	27,621	2,138,142
Oracle Corp.	103,332	9,031,217
Palantir Technologies, Inc., Class A(b)(c)	107,464	842,518
Palo Alto Networks, Inc.(b)(c)	19,313	3,637,990
Paychex, Inc.	20,719	2,287,378
Paycom Software, Inc.(b)	3,260	942,336
Paylocity Holding Corp.(b)	2,649	510,224
PayPal Holdings, Inc.(b)	69,179	5,091,574
PTC, Inc.(b)	7,100	889,843
Qorvo, Inc.(b)	6,476	653,364
QUALCOMM, Inc.	71,582	8,842,524
Roper Technologies, Inc.	6,774	2,914,175
salesforce.com, inc.(b)	63,876	10,450,752
Seagate Technology Holdings PLC	12,523	808,485
ServiceNow, Inc.(b)	12,928	5,587,094
Skyworks Solutions, Inc.	10,215	1,139,688
Snowflake, Inc., Class A(b)(c)	14,308	2,208,869
SolarEdge Technologies, Inc.(b)	3,570	1,134,974
Splunk, Inc.(b)(c)	10,393	1,065,283

	Shares	Value
Information Technology-(continued)
SS&C Technologies Holdings, Inc.	14,482	$850,093
Synopsys, Inc.(b)	9,767	3,552,844
TE Connectivity Ltd.	20,263	2,579,885
Teledyne Technologies, Inc.(b)	2,985	1,283,759
Teradyne, Inc.	9,983	1,009,681
Texas Instruments, Inc.	57,972	9,939,299
Toast, Inc., Class A(b)	16,021	303,117
Trimble, Inc.(b)	15,744	819,633
Twilio,Inc.,Class A(b)	11,148	749,257
Tyler Technologies, Inc.(b)	2,658	853,883
Unity Software, Inc.(b)(c)	15,780	480,343
VeriSign, Inc.(b)	6,090	1,198,695
Visa, Inc., Class A(c)	104,001	22,873,980
VMware, Inc., Class A(b)	13,557	1,493,032
Western Digital Corp.(b)	20,290	780,759
Wolfspeed, Inc.(b)(c)	7,937	587,179
Workday, Inc., Class A(b)	12,839	2,381,249
Zebra Technologies Corp., Class A(b)	3,294	989,024
Zoom Video Communications, Inc., Class A(b)(c)	14,122	1,053,360
Zscaler, Inc.(b)(c)	5,527	724,866

		619,716,539

Materials-2.81%
Air Products and Chemicals, Inc.	14,172	4,052,909
Albemarle Corp.(c)	7,483	1,903,002
Alcoa Corp.(c)	11,302	553,120
Amcor PLC	95,113	1,059,559
Avery Dennison Corp.	5,177	943,198
Ball Corp.	19,977	1,122,907
Celanese Corp.	6,926	805,009
CF Industries Holdings, Inc.	12,532	1,076,373
Cleveland-Cliffs, Inc.(b)(c)	32,909	701,949
Corteva, Inc.	45,695	2,846,341
Crown Holdings, Inc.	7,658	662,494
Dow, Inc.	44,953	2,571,312
DuPont de Nemours, Inc.	31,733	2,317,461
Eastman Chemical Co.	7,665	653,058
Ecolab, Inc.	16,374	2,609,524
FMC Corp.	8,046	1,039,141
Freeport-McMoRan, Inc.	91,300	3,740,561
International Flavors & Fragrances, Inc.(c)	16,286	1,517,855
International Paper Co.	21,583	785,405
Linde PLC (United Kingdom)	31,549	10,990,725
LyondellBasell Industries N.V., Class A	16,604	1,593,818
Martin Marietta Materials, Inc.	3,953	1,422,566
Mosaic Co. (The)	21,749	1,156,829
Newmont Corp.	50,701	2,211,071
Nucor Corp.	16,387	2,743,839
Packaging Corp. of America	5,938	811,843
PPG Industries, Inc.	15,013	1,982,617
Reliance Steel & Aluminum Co.	3,749	929,152
RPM International, Inc.(c)	8,212	727,830
Sealed Air Corp.	9,268	450,610
Sherwin-Williams Co. (The)	15,725	3,480,729
Steel Dynamics, Inc.	11,215	1,414,324
Vulcan Materials Co.	8,490	1,535,926
Westlake Corp.	2,435	290,106
WestRock Co.	16,213	509,088

		63,212,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-2.79%
Alexandria Real Estate Equities, Inc.	9,957	$1,491,359
American Homes 4 Rent, Class A(c)	20,282	629,148
American Tower Corp.	29,720	5,884,857
AvalonBay Communities, Inc.	8,936	1,541,639
Boston Properties, Inc.	9,512	622,846
Camden Property Trust	6,429	737,792
CBRE Group, Inc., Class A(b)	20,182	1,718,295
Crown Castle, Inc.	27,661	3,616,676
Digital Realty Trust, Inc.	18,366	1,914,288
Equinix, Inc.	5,911	4,068,364
Equity LifeStyle Properties, Inc.	11,294	773,752
Equity Residential	22,933	1,433,771
Essex Property Trust, Inc.(c)	4,134	942,800
Extra Space Storage, Inc.	8,554	1,408,416
Gaming and Leisure Properties, Inc.	16,449	886,272
Healthcare Realty Trust, Inc.	24,071	469,385
Healthpeak Properties, Inc.	34,312	825,547
Host Hotels & Resorts, Inc.	45,613	766,298
Invitation Homes, Inc.	39,054	1,220,828
Iron Mountain, Inc.	18,487	975,189
Kimco Realty Corp.	39,336	810,715
Medical Properties Trust, Inc.	37,888	390,246
Mid-America Apartment Communities, Inc.	7,348	1,176,415
Prologis, Inc.	58,963	7,276,034
Public Storage	10,097	3,018,498
Realty Income Corp.	40,060	2,561,837
Regency Centers Corp.	9,838	618,810
SBA Communications Corp., Class A	6,896	1,788,478
Simon Property Group, Inc.	20,884	2,549,728
Sun Communities, Inc.(c)	7,914	1,132,810
UDR, Inc.(c)	20,794	890,815
Ventas, Inc.(c)	25,532	1,242,132
VICI Properties, Inc.	61,519	2,062,732
W.P. Carey, Inc.(c)	13,288	1,078,454
Welltower, Inc.	30,183	2,237,164
Weyerhaeuser Co.	47,061	1,470,656
Zillow Group, Inc., Class C(b)(c)	9,941	417,522

		62,650,568

Utilities-2.71%
AES Corp. (The)	42,666	1,052,997
Alliant Energy Corp.	15,955	818,013
Ameren Corp.	16,513	1,365,790
American Electric Power Co., Inc.	32,824	2,887,527
American Water Works Co., Inc.	11,614	1,630,373
Atmos Energy Corp.	9,000	1,015,290
CenterPoint Energy, Inc.	40,212	1,118,698
CMS Energy Corp.	18,456	1,088,350

	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	22,667	$2,025,297
Constellation Energy Corp.	20,889	1,564,377
Dominion Energy, Inc.	53,226	2,960,430
DTE Energy Co.	12,334	1,353,163
Duke Energy Corp.	49,198	4,637,404
Edison International	24,393	1,615,061
Entergy Corp.	12,998	1,337,104
Essential Utilities, Inc.	15,832	677,293
Evergy, Inc.	14,609	859,155
Eversource Energy	22,248	1,676,609
Exelon Corp.	63,476	2,563,796
FirstEnergy Corp.	34,695	1,371,840
NextEra Energy, Inc.	126,932	9,015,980
NiSource, Inc.	25,942	711,589
NRG Energy, Inc.	14,709	482,308
PG&E Corp.(b)	95,225	1,487,415
PPL Corp.	47,033	1,273,183
Public Service Enterprise Group, Inc.	31,871	1,925,965
Sempra Energy	20,078	3,010,897
Southern Co. (The)	69,514	4,383,553
UGI Corp.	13,296	495,010
Vistra Corp.	22,878	503,087
WEC Energy Group, Inc.	20,149	1,786,410
Xcel Energy, Inc.	34,956	2,257,109

		60,951,073

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $2,371,696,303)		2,244,613,620

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.07%
Invesco Private Government Fund, 4.58%(d)(e)(f)	19,320,951	19,320,951
Invesco Private Prime Fund, 4.83%(d)(e)(f)	49,672,510	49,682,443

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,006,547)		69,003,394

TOTAL INVESTMENTS IN SECURITIES-102.93% (Cost $2,440,702,850)		2,313,617,014
OTHER ASSETS LESS LIABILITIES-(2.93)%		(65,812,255)

NET ASSETS-100.00%		$2,247,804,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Ltd.	$367,742	$7,044	$(19,281)	$28,212	$(884)	$382,833	$8,244

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	20,883,762	(20,883,762)	-	-	-	7,446

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	77,205,584	135,427,194	(193,311,827)	-	-	19,320,951	418,915	*

Invesco Private Prime Fund	199,097,606	203,768,795	(353,188,208)	(5,255)	9,505	49,682,443	1,125,605	*

Total	$276,670,932	$360,086,795	$(567,403,078)	$22,957	$8,621	$69,386,227	$1,560,210

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	27.57

Health Care	14.22

Financials	11.45

Consumer Discretionary	10.66

Industrials	8.73

Communication Services	7.67

Consumer Staples	6.50

Energy	4.75

Sector Types Each Less Than 3%	8.31

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-2.56%
Advantage Solutions, Inc.(b)(c)	736	$1,619
Altice USA, Inc., Class A(b)	1,992	7,888
AMC Entertainment Holdings, Inc., Class A(b)(c)	4,761	33,994
AMC Entertainment Holdings, Inc., Preference Shares(b)(c)	4,898	10,139
AMC Networks, Inc., Class A(b)	261	5,836
Angi, Inc., Class A(b)(c)	684	1,751
Anterix, Inc.(b)	122	3,684
ATN International, Inc.	102	4,289
Bandwidth, Inc., Class A(b)	215	3,418
Boston Omaha Corp., Class A(b)(c)	185	4,457
Bumble, Inc., Class A(b)	657	15,886
Cable One, Inc.(c)	45	31,077
Cargurus, Inc.(b)(c)	806	13,742
Cars.com, Inc.(b)	583	11,194
Charge Enterprises, Inc.(b)	1,047	1,183
Cinemark Holdings, Inc.(b)(c)	998	13,583
Clear Channel Outdoor Holdings, Inc.(b)	3,070	5,434
Cogent Communications Holdings, Inc.	398	25,767
Consolidated Communications Holdings, Inc.(b)	691	2,094
E.W. Scripps Co. (The), Class A(b)	494	6,234
EchoStar Corp., Class A(b)(c)	310	6,188
Endeavor Group Holdings, Inc., Class A(b)	800	17,848
Eventbrite, Inc., Class A(b)(c)	747	6,544
EverQuote, Inc., Class A(b)	180	2,457
Frontier Communications Parent, Inc.(b)	1,806	49,412
fuboTV, Inc.(b)(c)	1,709	3,264
Globalstar, Inc.(b)(c)	6,637	8,495
Gogo, Inc.(b)	528	8,691
Gray Television, Inc.	709	8,295
IAC, Inc.(b)	727	37,760
IDT Corp., Class B(b)(c)	176	5,352
iHeartMedia, Inc., Class A(b)(c)	1,066	7,739
IMAX Corp.(b)	413	7,616
Iridium Communications, Inc.(b)	1,042	63,948
John Wiley & Sons, Inc., Class A	408	18,152
Liberty Latin America Ltd., Class A(b)	344	3,034
Liberty Latin America Ltd., Class C(b)	1,342	11,783
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	71	2,432
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	364	12,183
Lions Gate Entertainment Corp., Class A(b)(c)	538	5,708
Lions Gate Entertainment Corp., Class B(b)	1,138	11,323
Lumen Technologies, Inc.	8,578	29,165
Madison Square Garden Entertainment Corp.(b)(c)	230	13,922
Madison Square Garden Sports Corp., Class A	137	26,186
Magnite, Inc.(b)(c)	1,106	12,310
Marcus Corp. (The)(c)	202	3,250
MediaAlpha, Inc., Class A(b)	218	3,301
New York Times Co. (The), Class A(c)	1,517	58,404
Nexstar Media Group, Inc., Class A	347	64,507
Nextdoor Holdings, Inc.(b)	836	1,722
Playstudios, Inc.(b)	784	2,916
PubMatic, Inc., Class A(b)(c)	378	5,738
QuinStreet, Inc.(b)	469	7,959

	Shares	Value
Communication Services-(continued)
Radius Global Infrastructure, Inc., Class A(b)(c)	746	$10,168
Scholastic Corp.	272	12,406
Shenandoah Telecommunications Co.(c)	438	8,550
Shutterstock, Inc.	231	17,376
Sinclair Broadcast Group, Inc., Class A	401	6,524
Stagwell, Inc.(b)(c)	723	4,960
TechTarget, Inc.(b)	257	9,697
TEGNA, Inc.	1,954	34,000
Telephone & Data Systems, Inc.	929	11,789
Thryv Holdings, Inc.(b)(c)	191	4,553
TripAdvisor, Inc.(b)(c)	942	20,319
United States Cellular Corp.(b)(c)	144	3,475
Vimeo, Inc.(b)	1,374	5,262
Vivid Seats, Inc.(b)(c)	225	1,726
WideOpenWest, Inc.(b)(c)	485	5,301
World Wrestling Entertainment, Inc., Class A	399	33,516
Yelp, Inc.(b)(c)	642	19,273
Ziff Davis, Inc.(b)(c)	413	32,619
ZipRecruiter, Inc., Class A(b)(c)	331	5,647

		978,034

Consumer Discretionary-13.90%
1-800-Flowers.com, Inc., Class A(b)	189	1,871
2U, Inc.(b)	720	6,451
Aaron’s Co., Inc. (The)	284	4,075
Abercrombie & Fitch Co., Class A(b)	456	13,411
Academy Sports & Outdoors, Inc.(c)	698	41,287
Accel Entertainment, Inc.(b)	524	4,795
Acushnet Holdings Corp.(c)	323	15,588
Adient PLC(b)(c)	874	37,337
ADT, Inc.(c)	1,582	11,928
Adtalem Global Education, Inc.(b)	418	16,352
Allbirds, Inc., Class A(b)(c)	886	2,534
American Axle & Manufacturing Holdings, Inc.(b)	1,055	9,284
American Eagle Outfitters, Inc.	1,640	23,567
America’s Car-Mart, Inc.(b)(c)	56	4,758
Arhaus, Inc.(b)	195	2,829
Arko Corp.(c)	442	3,545
Asbury Automotive Group, Inc.(b)(c)	194	44,057
Autoliv, Inc. (Sweden)	758	70,176
AutoNation, Inc.(b)	297	40,543
Bally’s Corp.(b)(c)	283	5,589
Bed Bath & Beyond, Inc.(b)(c)	690	973
Big Lots, Inc.(c)	253	3,631
BJ’s Restaurants, Inc.(b)	215	6,880
Bloomin’ Brands, Inc.	768	20,045
Bluegreen Vacations Holding Corp.	111	3,682
Boot Barn Holdings, Inc.(b)	275	21,299
Bowlero Corp.(b)	354	5,445
Boyd Gaming Corp.	721	46,959
Bright Horizons Family Solutions, Inc.(b)(c)	532	41,943
Brinker International, Inc.(b)(c)	406	15,428
Brunswick Corp.	668	58,397
Buckle, Inc. (The)	277	11,299
Caleres, Inc.(c)	336	8,773
Camping World Holdings, Inc., Class A	369	8,424
Canoo, Inc.(b)	2,808	2,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Capri Holdings Ltd.(b)	1,186	$58,790
CarParts.com, Inc.(b)(c)	402	2,521
Carriage Services, Inc.	122	4,138
Carter’s, Inc.(c)	352	26,537
Carvana Co.(b)(c)	830	7,819
Cavco Industries, Inc.(b)	78	22,230
Century Communities, Inc.	263	15,730
Cheesecake Factory, Inc. (The)(c)	426	15,949
Chegg, Inc.(b)(c)	1,156	18,369
Chico’s FAS, Inc.(b)	1,152	6,624
Children’s Place, Inc. (The)(b)(c)	114	4,773
Choice Hotels International, Inc.	319	37,757
Churchill Downs, Inc.(c)	310	76,192
Chuy’s Holdings, Inc.(b)	166	5,935
Clarus Corp.	222	2,198
Columbia Sportswear Co.	315	27,468
ContextLogic, Inc., Class A(b)(c)	4,989	2,428
Coursera, Inc.(b)	540	6,086
Cracker Barrel Old Country Store, Inc.(c)	194	21,138
Cricut, Inc., Class A	241	2,571
Crocs, Inc.(b)	569	69,253
Dana, Inc.	1,189	18,834
Dave & Buster’s Entertainment, Inc.(b)(c)	355	14,207
Deckers Outdoor Corp.(b)	244	101,589
Denny’s Corp.(b)	527	6,150
Designer Brands, Inc., Class A(c)	494	4,836
Dick’s Sporting Goods, Inc.	551	70,875
Dillard’s, Inc., Class A(c)	48	17,108
Dine Brands Global, Inc.(c)	137	10,504
Dorman Products, Inc.(b)(c)	246	22,885
DraftKings, Inc., Class A(b)(c)	3,515	66,293
Dream Finders Homes, Inc., Class A(b)(c)	179	2,153
Duolingo, Inc.(b)	173	15,707
Dutch Bros, Inc., Class A(b)(c)	336	11,206
El Pollo Loco Holdings, Inc.(c)	188	2,250
Ethan Allen Interiors, Inc.(c)	210	6,206
European Wax Center, Inc., Class A(c)	271	5,003
Everi Holdings, Inc.(b)(c)	824	15,648
EVgo, Inc.(b)(c)	607	3,600
First Watch Restaurant Group, Inc.(b)(c)	164	2,506
Fisker, Inc.(b)(c)	1,654	12,289
Five Below, Inc.(b)(c)	511	104,397
Floor & Decor Holdings, Inc., Class A(b)(c)	978	89,790
Foot Locker, Inc.(c)	774	33,839
Fox Factory Holding Corp.(b)(c)	389	45,708
Franchise Group, Inc.	246	6,841
frontdoor, inc.(b)(c)	751	21,216
Funko, Inc., Class A(b)(c)	326	3,524
GameStop Corp., Class A(b)(c)	2,385	45,864
Gap, Inc. (The)(c)	1,850	24,069
Genesco, Inc.(b)	114	5,127
Gentex Corp.(c)	2,161	61,697
Gentherm, Inc.(b)	306	19,434
G-III Apparel Group Ltd.(b)	394	6,546
Golden Entertainment, Inc.(b)	171	7,030
Goodyear Tire & Rubber Co. (The)(b)	2,606	29,604
GoPro, Inc., Class A(b)(c)	1,195	6,202
Graham Holdings Co., Class B	35	21,933
Grand Canyon Education, Inc.(b)	287	32,514
Green Brick Partners, Inc.(b)	276	8,611

	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	128	$28,297
Guess?, Inc.	301	6,333
H&R Block, Inc.	1,432	52,698
Hanesbrands, Inc.(c)	3,215	18,261
Harley-Davidson, Inc.	1,279	60,816
Haverty Furniture Cos., Inc., (Acquired 12/08/2020 - 02/28/2023; Cost $4,078)(c)(d)	130	4,906
Helen of Troy Ltd.(b)(c)	221	24,904
Hibbett, Inc.(c)	112	8,056
Hilton Grand Vacations, Inc.(b)	795	37,953
Holley, Inc.(b)(c)	436	950
Hyatt Hotels Corp., Class A(b)	443	51,494
Installed Building Products, Inc.(c)	224	25,845
iRobot Corp.(b)	252	10,355
Jack in the Box, Inc.	191	14,974
Johnson Outdoors, Inc., Class A	54	3,502
KB Home	710	25,042
Kohl’s Corp.	1,075	30,143
Kontoor Brands, Inc.	460	23,989
Krispy Kreme, Inc.(c)	617	8,027
Kura Sushi USA, Inc., Class A(b)(c)	40	2,505
Latham Group, Inc.(b)	432	1,374
Laureate Education, Inc., Class A(c)	1,299	15,406
La-Z-Boy, Inc.	396	12,822
LCI Industries	234	26,398
Leggett & Platt, Inc.(c)	1,221	42,112
Leslie’s, Inc.(b)(c)	1,433	18,070
Levi Strauss & Co., Class A(c)	847	15,195
LGI Homes, Inc.(b)(c)	193	20,132
Life Time Group Holdings, Inc.(b)	268	4,843
Light & Wonder, Inc.(b)(c)	820	51,340
Lindblad Expeditions Holdings, Inc.(b)	318	2,728
Lithia Motors, Inc., Class A	252	64,305
Lovesac Co. (The)(b)(c)	126	3,628
Luminar Technologies, Inc.(b)(c)	1,958	17,524
M.D.C. Holdings, Inc.(c)	525	19,425
M/I Homes, Inc.(b)	253	14,634
Macy’s, Inc.	2,497	51,089
Malibu Boats, Inc., Class A(b)	187	11,175
MarineMax, Inc.(b)	200	6,716
Marriott Vacations Worldwide Corp.	335	51,252
Mattel, Inc.(b)	3,265	58,737
Membership Collective Group, Inc., Class A (United Kingdom)(b)	258	1,726
Meritage Homes Corp.(b)	337	36,811
Mister Car Wash, Inc.(b)(c)	702	6,479
Modine Manufacturing Co.(b)	432	10,545
Monarch Casino & Resort, Inc.	131	9,644
Monro, Inc.	290	14,628
Movado Group, Inc.	145	5,020
Murphy USA, Inc.	198	50,508
National Vision Holdings, Inc.(b)(c)	727	27,161
Nordstrom, Inc.	1,030	20,064
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,882	57,531
ODP Corp. (The)(b)	380	17,206
Ollie’s Bargain Outlet Holdings, Inc.(b)	519	29,863
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	619	7,174
Overstock.com, Inc.(b)(c)	421	8,155
Oxford Industries, Inc.(c)	139	16,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Papa John’s International, Inc.	309	$25,941
Patrick Industries, Inc.	198	14,424
Peloton Interactive, Inc., Class A(b)(c)	2,744	35,452
Penn Entertainment, Inc.(b)(c)	1,429	43,627
Penske Automotive Group, Inc.(c)	263	37,911
Perdoceo Education Corp.(b)	619	8,533
Petco Health & Wellness Co., Inc.(b)(c)	840	8,652
PetMed Express, Inc.(c)	184	3,456
Planet Fitness, Inc., Class A(b)(c)	768	62,246
Playa Hotels & Resorts N.V.(b)	1,197	10,677
Polaris, Inc.	507	57,671
Portillo’s, Inc., Class A(b)	378	8,588
Purple Innovation, Inc.(b)(c)	627	2,709
PVH Corp.	601	48,224
QuantumScape Corp.(b)	2,463	23,571
Qurate Retail, Inc., Class A(b)(c)	3,272	6,904
Ralph Lauren Corp.	379	44,794
RCI Hospitality Holdings, Inc.(c)	77	6,450
Red Rock Resorts, Inc., Class A	481	21,005
Revolve Group, Inc.(b)(c)	375	10,155
RH(b)(c)	175	52,330
Rover Group, Inc.(b)	677	2,830
Ruth’s Hospitality Group, Inc.	291	5,427
Sally Beauty Holdings, Inc.(b)(c)	986	15,865
SeaWorld Entertainment, Inc.(b)(c)	383	24,742
Service Corp. International	1,417	95,690
Shake Shack, Inc., Class A(b)	344	19,192
Shoe Carnival, Inc.(c)	165	4,348
Signet Jewelers Ltd.(c)	426	30,510
Six Flags Entertainment Corp.(b)	689	18,190
Skechers U.S.A., Inc., Class A(b)	1,236	55,014
Skyline Champion Corp.(b)(c)	498	34,068
Sleep Number Corp.(b)(c)	203	8,092
Smith & Wesson Brands, Inc.(c)	422	4,617
Snap One Holdings Corp.(b)	140	1,637
Solid Power, Inc.(b)(c)	972	3,285
Sonic Automotive, Inc., Class A(c)	170	9,671
Sonos, Inc.(b)(c)	1,167	22,675
Sportsman’s Warehouse Holdings, Inc.(b)(c)	358	3,218
Standard Motor Products, Inc.	179	6,976
Steven Madden Ltd.	682	24,757
Stitch Fix, Inc., Class A(b)(c)	787	3,667
Stoneridge, Inc.(b)	252	6,000
Strategic Education, Inc.	214	18,244
Stride, Inc.(b)	377	16,011
Sturm Ruger & Co., Inc.	163	9,498
Sweetgreen, Inc., Class A(b)(c)	448	3,907
Tapestry, Inc.	2,220	96,592
Target Hospitality Corp.(b)	269	3,989
Taylor Morrison Home Corp., Class A(b)	948	33,967
Tempur Sealy International, Inc.	1,496	63,939
Texas Roadhouse, Inc.	586	59,502
Thor Industries, Inc.(c)	495	45,040
Toll Brothers, Inc.	992	59,460
TopBuild Corp.(b)	295	61,239
Topgolf Callaway Brands Corp.(b)(c)	1,277	29,601
Traeger, Inc.(b)(c)	508	2,022
Travel + Leisure Co.	749	31,421
TravelCenters of America, Inc.(b)(c)	123	10,375
Tri Pointe Homes, Inc.(b)	930	22,171

	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(b)	1,738	$17,258
Under Armour, Inc., Class C(b)	1,794	15,787
Upbound Group, Inc.(c)	487	13,076
Urban Outfitters, Inc.(b)	552	14,876
Victoria’s Secret & Co.(b)(c)	748	29,651
Vista Outdoor, Inc.(b)	521	14,880
Visteon Corp.(b)	259	43,263
Vivint Smart Home, Inc.(b)	393	4,417
Vuzix Corp.(b)(c)	558	2,316
Warby Parker, Inc.(b)(c)	619	8,053
Wayfair, Inc., Class A(b)(c)	675	27,331
Wendy’s Co. (The)	1,668	36,629
Williams-Sonoma, Inc.(c)	613	76,576
Wingstop, Inc.	276	47,017
Winmark Corp.	27	7,884
Winnebago Industries, Inc.(c)	267	16,971
Wolverine World Wide, Inc.	726	12,161
Workhorse Group, Inc.(b)(c)	1,512	3,115
Wyndham Hotels & Resorts, Inc.	814	62,694
Xometry, Inc., Class A(b)	124	3,771
XPEL, Inc.(b)(c)(e)	178	11,892
Xponential Fitness, Inc., Class A(b)	205	5,205
YETI Holdings, Inc.(b)(c)	795	30,989
Zumiez, Inc.(b)(c)	152	3,536

		5,310,493

Consumer Staples-3.61%
Andersons, Inc. (The)	293	13,370
B&G Foods, Inc.(c)	660	8,362
Beauty Health Co. (The)(b)(c)	792	9,987
BellRing Brands, Inc.(b)(c)	1,246	38,476
Benson Hill, Inc.(b)	1,046	2,333
Beyond Meat, Inc.(b)(c)	528	9,420
BJ’s Wholesale Club Holdings, Inc.(b)	1,238	88,888
Boston Beer Co., Inc. (The), Class A(b)(c)	90	29,142
BRC, Inc.(b)(c)	251	1,672
Calavo Growers, Inc.	163	5,260
Cal-Maine Foods, Inc.	346	19,653
Casey’s General Stores, Inc.	343	71,327
Celsius Holdings, Inc.(b)(c)	386	35,049
Central Garden & Pet Co.(b)	93	3,766
Central Garden & Pet Co., Class A(b)(c)	380	14,603
Chefs’ Warehouse, Inc. (The)(b)	317	10,318
Coca-Cola Consolidated, Inc.	46	25,615
Coty,Inc.,Class A(b)	3,133	35,403
Duckhorn Portfolio, Inc. (The)(b)	371	5,658
Edgewell Personal Care Co.	450	19,215
elf Beauty, Inc.(b)	463	34,609
Energizer Holdings, Inc.(c)	624	22,608
Flowers Foods, Inc.	1,848	51,522
Fresh Del Monte Produce, Inc.	353	11,042
Freshpet, Inc.(b)(c)	442	27,484
Grocery Outlet Holding Corp.(b)(c)	851	23,020
Hain Celestial Group, Inc. (The)(b)(c)	823	14,674
Herbalife Nutrition Ltd.(b)(c)	812	15,712
Hostess Brands, Inc.(b)	1,233	30,455
Ingles Markets, Inc., Class A	126	11,264
Ingredion, Inc.	604	60,038
Inter Parfums, Inc.	176	21,192
J&J Snack Foods Corp.	151	21,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
John B. Sanfilippo & Son, Inc.	82	$7,361
Lancaster Colony Corp.	178	34,172
Medifast, Inc.(c)	101	11,325
MGP Ingredients, Inc.	122	12,376
Mission Produce, Inc.(b)	391	4,504
National Beverage Corp.(b)(c)	215	10,030
Nu Skin Enterprises, Inc., Class A	455	18,127
Performance Food Group Co.(b)	1,434	81,150
Pilgrim’s Pride Corp.(b)	436	10,198
Post Holdings, Inc.(b)	486	43,721
PriceSmart, Inc.	228	15,896
Reynolds Consumer Products, Inc.	580	15,915
Seaboard Corp.	3	11,850
Seneca Foods Corp., Class A(b)	51	2,836
Simply Good Foods Co. (The)(b)(c)	775	29,675
Sovos Brands, Inc.(b)(c)	279	3,647
SpartanNash Co.	325	8,697
Spectrum Brands Holdings, Inc.(c)	376	24,072
Sprouts Farmers Market, Inc.(b)(c)	975	29,533
Tootsie Roll Industries, Inc.	148	6,516
TreeHouse Foods, Inc.(b)(c)	465	22,687
Turning Point Brands, Inc.	138	3,298
United Natural Foods, Inc.(b)	552	22,483
Universal Corp.	226	11,433
US Foods Holding Corp.(b)	1,865	69,993
USANA Health Sciences, Inc.(b)	106	6,443
Utz Brands, Inc.(c)	596	9,774
Vector Group Ltd.	1,212	16,083
Veru, Inc.(b)(c)	591	2,337
Vita Coco Co., Inc. (The)(b)	129	2,181
Vital Farms, Inc.(b)(c)	188	3,038
WD-40 Co.(c)	125	21,679
Weis Markets, Inc.	149	11,390
Westrock Coffee Co.(b)(c)	303	3,388

		1,380,268

Energy-4.82%
Antero Midstream Corp.	2,865	30,197
Antero Resources Corp.(b)	2,488	65,186
Arch Resources, Inc.	158	24,861
Archrock, Inc.	1,290	14,280
Berry Corp.	495	4,668
Bristow Group, Inc.(b)	65	1,771
Cactus, Inc., Class A	559	25,686
California Resources Corp.	474	20,003
Callon Petroleum Co.(b)	454	17,597
Centrus Energy Corp., Class A(b)(c)	102	4,571
ChampionX Corp.	1,837	56,157
Chord Energy Corp.	364	49,002
Civitas Resources, Inc.	510	35,787
Clean Energy Fuels Corp.(b)(c)	1,639	9,178
CNX Resources Corp.(b)(c)	1,663	25,527
Comstock Resources, Inc.	861	10,453
CONSOL Energy, Inc.	305	16,693
Core Laboratories N.V.(c)	427	10,193
Crescent Energy Co., Class A	356	4,108
CVR Energy, Inc.	278	8,821
Delek US Holdings, Inc.	578	14,548
Denbury, Inc.(b)	459	38,267
Diamond Offshore Drilling, Inc.(b)	935	11,108

	Shares	Value
Energy-(continued)
DMC Global, Inc.(b)	180	$4,819
Dorian LPG Ltd.	296	6,497
Dril-Quip, Inc.(b)(c)	312	10,686
DT Midstream, Inc.(c)	891	44,728
Earthstone Energy, Inc., Class A(b)(c)	437	6,096
EnLink Midstream LLC(b)	2,400	27,024
Enviva, Inc.(c)	308	13,416
Equitrans Midstream Corp.	3,788	22,842
Excelerate Energy, Inc., Class A(c)	169	3,652
Expro Group Holdings N.V.(b)	651	14,797
Gevo, Inc.(b)(c)	2,185	4,042
Gran Tierra Energy, Inc. (Colombia)(b)	3,398	2,835
Green Plains, Inc.(b)(c)	546	18,930
Gulfport Energy Corp.(b)(c)	107	7,075
Helix Energy Solutions Group, Inc.(b)	1,329	11,004
Helmerich & Payne, Inc.	971	40,860
Hess Midstream L.P., Class A(c)	405	11,105
International Seaways, Inc.	339	17,438
Kimbell Royalty Partners L.P	496	7,653
Kinetik Holdings, Inc., Class A	179	5,325
Kosmos Energy Ltd. (Ghana)(b)(c)	4,200	33,054
Liberty Energy, Inc., Class A	1,175	17,919
Magnolia Oil & Gas Corp., Class A(c)	1,554	33,955
Matador Resources Co.	1,089	58,577
Murphy Oil Corp.(c)	1,361	53,106
Nabors Industries Ltd.(b)(c)	82	12,325
New Fortress Energy, Inc.	385	12,701
NextDecade Corp.(b)(c)	466	3,290
NexTier Oilfield Solutions, Inc.(b)	1,810	16,525
Noble Corp. PLC(b)(c)	933	38,897
Northern Oil and Gas, Inc.(c)	610	18,934
NOV, Inc.	3,619	79,184
Oceaneering International, Inc.(b)	924	19,302
Oil States International, Inc.(b)	589	5,378
Par Pacific Holdings, Inc.(b)	445	12,362
Patterson-UTI Energy, Inc.	1,997	27,359
PBF Energy, Inc., Class A	903	39,470
PDC Energy, Inc.	849	56,976
Peabody Energy Corp.(b)(c)	1,061	28,965
Permian Resources Corp.	1,860	20,107
Plains GP Holdings L.P., Class A(b)	1,790	24,899
ProFrac Holding Corp., Class A(b)	149	2,850
ProPetro Holding Corp.(b)	791	6,969
Range Resources Corp.	2,226	59,968
Ranger Oil Corp., Class A(c)	176	7,304
REX American Resources Corp.(b)	146	4,819
RPC, Inc.	698	6,121
SandRidge Energy, Inc.(b)(c)	289	4,217
Select Energy Services, Inc., Class A	587	4,356
SilverBow Resources, Inc.(b)(c)	123	3,028
Sitio Royalties Corp., Class A	675	15,869
SM Energy Co.	1,131	33,376
Southwestern Energy Co.(b)	8,133	43,105
Talos Energy, Inc.(b)	532	9,475
TechnipFMC PLC (United Kingdom)(b)(c)	3,907	59,738
Tellurian, Inc.(b)	4,423	6,590
TETRA Technologies, Inc.(b)(c)	1,066	3,795
Tidewater, Inc.(b)	112	5,470
Transocean Ltd.(b)(c)	6,318	44,163
Uranium Energy Corp.(b)(c)	3,363	12,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Energy-(continued)
US Silica Holdings, Inc.(b)	697	$8,462
VAALCO Energy, Inc.(c)	948	4,446
Valaris Ltd.(b)	208	13,988
Vertex Energy, Inc.(b)(c)	558	5,284
Viper Energy Partners L.P	547	15,661
Vital Energy, Inc.(b)(c)	132	6,783
Vitesse Energy, Inc.(b)	202	3,513
W&T Offshore, Inc.(b)	923	5,178
Weatherford International PLC(b)	553	36,841
World Fuel Services Corp.	570	15,647

		1,842,230

Financials-16.61%
1st Source Corp.	170	8,469
Affiliated Managers Group, Inc.	347	55,315
AGNC Investment Corp.	5,266	57,241
Amalgamated Financial Corp.(c)	141	3,321
A-Mark Precious Metals, Inc.(c)	173	5,071
Ambac Financial Group, Inc.(b)	414	6,852
Amerant Bancorp, Inc.(c)	233	6,617
American Equity Investment Life Holding Co.	671	27,947
Ameris Bancorp	607	29,057
AMERISAFE, Inc.	176	9,599
Apollo Commercial Real Estate Finance, Inc.(c)	1,230	14,133
Arbor Realty Trust, Inc.	1,422	21,444
Ares Commercial Real Estate Corp.	476	5,384
Argo Group International Holdings Ltd.	323	9,383
ARMOUR Residential REIT, Inc.	1,217	6,608
Arrow Financial Corp.	152	4,633
Artisan Partners Asset Management, Inc., Class A	626	20,639
AssetMark Financial Holdings, Inc.(b)	204	6,385
Associated Banc-Corp	1,385	32,063
Assured Guaranty Ltd.	525	32,765
Atlantic Union Bankshares Corp.	688	25,772
Atlanticus Holdings Corp.(b)(c)	47	1,506
Avantax, Inc.(b)(c)	397	11,350
AXIS Capital Holdings Ltd.	741	44,994
Axos Financial, Inc.(b)	497	23,553
B. Riley Financial, Inc.(c)	145	5,768
Banc of California, Inc.(c)	522	9,161
BancFirst Corp.	167	15,072
Bancorp, Inc. (The)(b)(c)	464	16,050
Bank First Corp.	75	6,115
Bank of Hawaii Corp.	369	27,623
Bank of Marin Bancorp	148	4,292
Bank OZK	1,029	47,365
BankUnited, Inc.	712	25,219
Banner Corp.	315	19,839
Bar Harbor Bankshares	139	4,152
Berkshire Hills Bancorp, Inc.	394	11,450
BGC Partners, Inc., Class A(c)	2,843	13,817
Blackstone Mortgage Trust, Inc., Class A(c)	1,496	31,670
Blue Owl Capital, Inc.	2,424	29,912
BOK Financial Corp.	279	29,206
Bread Financial Holdings, Inc.	459	18,851
Bridgewater Bancshares, Inc.(b)(c)	191	2,810
Brighthouse Financial, Inc.(b)	637	36,838
Brightsphere Investment Group, Inc.	305	7,646
BrightSpire Capital, Inc.(c)	891	6,584

	Shares	Value
Financials-(continued)
Broadmark Realty Capital, Inc.	1,225	$6,247
Brookline Bancorp, Inc.	821	10,640
BRP Group, Inc., Class A(b)	566	16,267
Business First Bancshares, Inc.	220	4,585
Byline Bancorp, Inc.	207	5,103
Cadence Bank	1,681	44,647
Cambridge Bancorp(c)	72	5,726
Camden National Corp.(c)	134	5,514
Cannae Holdings, Inc.(b)(c)	647	14,609
Capital City Bank Group, Inc.(c)	125	4,459
Capitol Federal Financial, Inc.(c)	1,203	10,093
Cathay General Bancorp	651	27,941
Central Pacific Financial Corp.	251	5,630
Chimera Investment Corp.	2,135	13,856
City Holding Co.(c)	137	13,453
Claros Mortgage Trust, Inc.	701	9,772
CNO Financial Group, Inc.	1,054	27,003
Coastal Financial Corp.(b)	101	4,661
Cohen & Steers, Inc.	247	17,873
Columbia Banking System, Inc.(c)	725	21,554
Columbia Financial, Inc.(b)(c)	353	7,448
Comerica, Inc.	1,206	84,541
Commerce Bancshares, Inc.	1,039	68,730
Community Bank System, Inc.	495	30,220
Community Trust Bancorp, Inc.	149	6,370
Compass Diversified Holdings	599	13,040
ConnectOne Bancorp, Inc.	325	7,881
Cowen, Inc., Class A	245	9,553
Credit Acceptance Corp.(b)(c)	60	26,660
CrossFirst Bankshares, Inc.(b)	425	6,014
Cullen/Frost Bankers, Inc.	563	74,215
Customers Bancorp, Inc.(b)(c)	285	8,778
CVB Financial Corp.	1,288	30,822
Diamond Hill Investment Group, Inc.	28	4,889
Dime Community Bancshares, Inc.	302	9,253
Donegal Group, Inc., Class A(c)	149	2,290
Donnelley Financial Solutions, Inc.(b)(c)	241	10,197
Dynex Capital, Inc.	427	5,649
Eagle Bancorp, Inc.(c)	294	12,880
East West Bancorp, Inc.	1,298	98,921
Eastern Bankshares, Inc.	1,465	22,971
Ellington Financial, Inc.	529	6,808
Employers Holdings, Inc.	251	11,147
Enact Holdings, Inc.	300	7,275
Encore Capital Group, Inc.(b)	215	11,111
Enova International, Inc.(b)	290	14,137
Enstar Group Ltd.(b)(c)	103	25,185
Enterprise Financial Services Corp.(c)	326	17,754
Equity Bancshares, Inc., Class A	132	3,968
Essent Group Ltd.	992	42,606
Evercore, Inc., Class A	340	44,601
EZCORP, Inc., Class A(b)(c)	491	4,331
F.N.B. Corp.	3,232	46,121
Farmers National Banc Corp.	334	4,759
FB Financial Corp.	346	13,041
Federal Agricultural Mortgage Corp., Class C	85	12,058
Federated Hermes, Inc., Class B	779	30,654
First American Financial Corp.	954	54,168
First Bancorp	1,701	24,682
First Bancorp/Southern Pines NC	329	13,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
First Bancshares, Inc. (The)(c)	210	$6,575
First Busey Corp.	483	11,660
First Commonwealth Financial Corp.	948	15,177
First Community Bankshares, Inc.	135	4,215
First Financial Bancorp	874	21,535
First Financial Bankshares, Inc.	1,248	45,777
First Financial Corp.	105	4,615
First Foundation, Inc.(c)	468	7,053
First Hawaiian, Inc.	1,176	32,164
First Interstate BancSystem, Inc., Class A(c)	818	29,072
First Merchants Corp.	549	22,465
First Mid Bancshares, Inc.	170	5,268
First of Long Island Corp. (The)	209	3,557
FirstCash Holdings, Inc.(c)	363	32,035
Five Star Bancorp	95	2,595
Flushing Financial Corp.	261	5,079
Focus Financial Partners, Inc., Class A(b)	546	28,316
Franklin BSP Realty Trust, Inc.	760	10,648
Freedom Holding Corp. (Kazakhstan)(b)(c)	165	12,007
Fulton Financial Corp.	1,543	26,540
Genworth Financial, Inc., Class A(b)	4,573	28,490
German American Bancorp, Inc.(c)	258	10,139
Glacier Bancorp, Inc.	1,020	48,328
Goosehead Insurance, Inc., Class A(b)	185	8,630
Granite Point Mortgage Trust, Inc.	482	2,887
Great Southern Bancorp, Inc.	90	5,237
Green Dot Corp., Class A(b)	436	8,253
Hagerty, Inc.(b)(c)	230	2,065
Hamilton Lane, Inc., Class A	331	25,752
Hancock Whitney Corp.	789	38,756
Hanmi Financial Corp.	281	6,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	820	25,756
Hanover Insurance Group, Inc. (The)	328	45,749
HarborOne Bancorp, Inc.(c)	408	5,577
HBT Financial, Inc.	89	2,022
HCI Group, Inc.	69	3,623
Heartland Financial USA, Inc.(c)	391	19,331
Heritage Commerce Corp.(c)	559	6,769
Heritage Financial Corp.	323	9,002
Hilltop Holdings, Inc.	476	15,789
Hingham Institution for Savings (The)(c)	13	3,701
Hippo Holdings, Inc.(b)(c)	117	2,014
Home BancShares, Inc.	1,785	43,018
HomeStreet, Inc.	172	4,340
Hope Bancorp, Inc.	1,101	14,104
Horace Mann Educators Corp.	377	13,934
Horizon Bancorp, Inc.	364	5,540
Houlihan Lokey, Inc.	459	43,926
Independent Bank Corp.	420	33,466
Independent Bank Corporation	194	4,278
Independent Bank Group, Inc.	342	20,130
Interactive Brokers Group, Inc., Class A	900	77,499
International Bancshares Corp.	515	24,993
Invesco Mortgage Capital, Inc.(c)(f)	326	4,085
Jackson Financial, Inc., Class A	459	20,829
James River Group Holdings Ltd.	345	8,314
Janus Henderson Group PLC(c)	1,297	35,616
Jefferies Financial Group, Inc.	1,688	63,790
Kearny Financial Corp.(c)	560	5,622

	Shares	Value
Financials-(continued)
Kemper Corp.	589	$36,282
Kinsale Capital Group, Inc.	202	64,377
KKR Real Estate Finance Trust, Inc.	477	6,916
Ladder Capital Corp.	1,049	11,854
Lakeland Bancorp, Inc.(c)	567	10,915
Lakeland Financial Corp.(c)	234	16,759
Lemonade, Inc.(b)(c)	414	6,748
LendingClub Corp.(b)(c)	968	9,099
LendingTree, Inc.(b)	106	3,491
Lincoln National Corp.	1,559	49,451
Live Oak Bancshares, Inc.	304	10,506
Luther Burbank Corp.	141	1,640
MBIA, Inc.(b)(c)	430	5,930
Mercantile Bank Corp.	139	4,808
Merchants Bancorp(c)	159	4,810
Mercury General Corp.	255	8,683
Metrocity Bankshares, Inc.(c)	175	3,530
Metropolitan Bank Holding Corp.(b)(c)	91	5,079
MFA Financial, Inc.	844	9,039
MGIC Investment Corp.	2,736	37,647
Mid Penn Bancorp, Inc.	124	3,794
Midland States Bancorp, Inc.	194	5,052
MidWestOne Financial Group, Inc.	137	4,115
Moelis & Co., Class A	589	25,227
Morningstar, Inc.	235	48,723
Mr. Cooper Group, Inc.(b)	618	28,694
National Bank Holdings Corp., Class A	277	11,216
National Western Life Group, Inc., Class A(c)	22	5,935
Navient Corp.	1,249	22,544
NBT Bancorp, Inc.	395	16,033
Nelnet, Inc., Class A	134	12,579
New York Community Bancorp, Inc.	6,267	55,651
New York Mortgage Trust, Inc.(c)	3,418	9,126
Nicolet Bankshares, Inc.(b)(c)	128	9,531
NMI Holdings, Inc., Class A(b)	731	17,062
Northfield Bancorp, Inc.	396	5,825
Northwest Bancshares, Inc.	1,111	15,354
OceanFirst Financial Corp.(c)	545	12,927
OFG Bancorp	438	13,324
Old National Bancorp	2,698	47,674
Old Republic International Corp.	2,663	70,223
Old Second Bancorp, Inc.(c)	329	5,455
OneMain Holdings, Inc.	1,070	46,106
Open Lending Corp., Class A(b)	989	7,002
Origin Bancorp, Inc.(c)	268	10,160
Oscar Health, Inc., Class A(b)(c)	414	2,294
Pacific Premier Bancorp, Inc.	875	28,367
PacWest Bancorp.	1,085	30,109
Palomar Holdings, Inc.(b)	232	13,920
Park National Corp.(c)	150	19,165
Pathward Financial, Inc.	262	13,365
Peapack-Gladstone Financial Corp.(c)	149	5,535
PennyMac Financial Services, Inc.(c)	392	23,704
PennyMac Mortgage Investment Trust(c)	819	10,672
Peoples Bancorp, Inc.(c)	260	8,089
Perella Weinberg Partners	390	3,943
Pinnacle Financial Partners, Inc.	704	52,159
Piper Sandler Cos	164	24,762
PJT Partners, Inc., Class A	214	16,880
Popular, Inc.	670	47,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
PRA Group, Inc.(b)	359	$15,279
Preferred Bank	135	9,504
Premier Financial Corp.(c)	328	8,141
Primerica, Inc.	340	65,260
ProAssurance Corp.	497	9,885
PROG Holdings, Inc.(b)(c)	461	11,396
Prosperity Bancshares, Inc.	841	61,805
Provident Financial Services, Inc.	659	15,388
QCR Holdings, Inc.	148	7,917
Radian Group, Inc.	1,447	30,893
Ready Capital Corp.(c)	916	10,314
Redwood Trust, Inc.(c)	1,044	7,945
Reinsurance Group of America, Inc.	616	88,994
RenaissanceRe Holdings Ltd. (Bermuda)	403	86,605
Renasant Corp.	515	18,530
Republic Bancorp, Inc., Class A(c)	89	3,961
Rithm Capital Corp.(c)	4,364	39,712
RLI Corp.	376	51,854
Rocket Cos., Inc., Class A(c)	1,122	8,819
Ryan Specialty Holdings, Inc., Class A(b)(c)	776	32,685
S&T Bancorp, Inc.(c)	359	13,376
Safety Insurance Group, Inc.	136	10,974
Sandy Spring Bancorp, Inc.	411	13,542
Seacoast Banking Corp. of Florida	679	20,716
Selective Insurance Group, Inc.	555	56,349
ServisFirst Bancshares, Inc.(c)	450	33,277
Silvergate Capital Corp., Class A(b)(c)	292	4,062
Simmons First National Corp., Class A(c)	1,170	26,009
SiriusPoint Ltd. (Bermuda)(b)	822	5,836
SLM Corp.	2,305	33,146
SmartFinancial, Inc.	132	3,604
SoFi Technologies, Inc.(b)(c)	5,557	36,676
South Plains Financial, Inc.	102	2,682
South State Corp.(c)	697	56,234
Southern Missouri Bancorp, Inc.	72	3,332
Southside Bancshares, Inc.	281	10,731
Starwood Property Trust, Inc.(c)	2,852	54,644
Stellar Bancorp, Inc.	410	11,992
StepStone Group, Inc., Class A	457	13,070
Stewart Information Services Corp.(c)	250	10,622
Stifel Financial Corp.	979	65,427
Stock Yards Bancorp, Inc.(c)	270	15,803
StoneX Group, Inc.(b)	159	16,032
Synovus Financial Corp.	1,340	56,025
Texas Capital Bancshares, Inc.(b)	460	30,466
TFS Financial Corp.	517	7,491
Tiptree, Inc.	200	3,220
Tompkins Financial Corp.	120	8,975
Towne Bank(c)	636	19,290
TPG RE Finance Trust, Inc.	499	4,237
TPG, Inc.(c)	360	11,887
TriCo Bancshares(c)	276	13,941
Triumph Financial, Inc.(b)(c)	214	13,022
Trupanion, Inc.(b)	320	19,002
TrustCo Bank Corp.	176	6,593
Trustmark Corp.	533	15,670
Two Harbors Investment Corp.	888	14,714
UMB Financial Corp.	423	38,349
Umpqua Holdings Corp.	2,000	35,320
United Bankshares, Inc.	1,241	50,596

	Shares	Value
Financials-(continued)
United Community Banks, Inc.	978	$32,382
United Fire Group, Inc.	197	5,622
Universal Insurance Holdings, Inc.	253	4,890
Univest Financial Corp.	269	7,586
Unum Group.	1,833	81,660
Upstart Holdings, Inc.(b)(c)	679	12,568
UWM Holdings Corp.(c)	810	3,451
Valley National Bancorp(c)	3,965	45,915
Veritex Holdings, Inc.	498	13,277
Victory Capital Holdings, Inc., Class A	158	5,366
Virtu Financial, Inc., Class A	781	14,355
Virtus Investment Partners, Inc.(c)	67	14,099
Voya Financial, Inc.	895	66,669
Walker & Dunlop, Inc.	289	25,209
Washington Federal, Inc.	602	21,112
Washington Trust Bancorp, Inc.(c)	158	6,636
Waterstone Financial, Inc.	174	2,801
WesBanco, Inc.	545	19,702
Westamerica Bancorporation	248	13,670
Western Alliance Bancorporation	1,003	74,463
White Mountains Insurance Group Ltd.	24	34,646
Wintrust Financial Corp.	560	51,593
WisdomTree, Inc.	1,012	6,042
World Acceptance Corp.(b)(c)	32	2,988
WSFS Financial Corp.	567	28,299
Zions Bancorporation N.A	1,378	69,754

		6,347,170

Health Care-12.83%
10X Genomics, Inc., Class A(b)(c)	705	33,502
23andMe Holding Co., Class A(b)	2,509	6,298
2seventy bio, Inc.(b)(c)	332	4,479
4D Molecular Therapeutics, Inc.(b)	164	3,155
Acadia Healthcare Co., Inc.(b)	838	60,763
Acadia Pharmaceuticals, Inc.(b)(c)	1,119	23,152
Accolade, Inc.(b)(c)	563	6,255
Aclaris Therapeutics, Inc.(b)	430	5,358
AdaptHealth Corp.(b)(c)	621	9,930
Adaptive Biotechnologies Corp.(b)(c)	922	7,883
Addus HomeCare Corp.(b)(c)	148	16,079
Adicet Bio, Inc.(b)(c)	178	1,403
ADMA Biologics, Inc.(b)	1,805	6,408
Aerovate Therapeutics, Inc.(b)	79	1,941
Agenus, Inc.(b)	2,527	5,206
Agiliti, Inc.(b)(c)	307	5,851
agilon health, inc.(b)(c)	1,897	40,235
Agios Pharmaceuticals, Inc.(b)	456	11,541
Akero Therapeutics, Inc.(b)	280	12,743
Akouos, Inc.(g)	182	144
Albireo Pharma, Inc.(b)	172	7,663
Alector, Inc.(b)	495	4,227
Alignment Healthcare, Inc.(b)(c)	776	7,713
Alkermes PLC(b)	1,514	40,484
Allakos, Inc.(b)	353	2,100
Allogene Therapeutics, Inc.(b)(c)	797	5,061
Allovir, Inc.(b)(c)	429	2,896
Alphatec Holdings, Inc.(b)	677	10,026
Altimmune, Inc.(b)(c)	453	5,703
ALX Oncology Holdings, Inc.(b)(c)	169	1,119
Amedisys, Inc.(b)	299	27,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
American Well Corp., Class A(b)(c)	1,899	$5,298
Amicus Therapeutics, Inc.(b)(c)	1,941	25,602
AMN Healthcare Services, Inc.(b)(c)	399	35,914
Amneal Pharmaceuticals, Inc.(b)	907	1,868
Amphastar Pharmaceuticals, Inc.(b)	356	11,342
AnaptysBio, Inc.(b)(c)	157	3,909
Anavex Life Sciences Corp.(b)(c)	718	6,835
AngioDynamics, Inc.(b)	360	4,457
ANI Pharmaceuticals, Inc.(b)	121	5,063
Anika Therapeutics, Inc.(b)	135	4,280
Apellis Pharmaceuticals, Inc.(b)(c)	815	53,366
Apollo Medical Holdings, Inc.(b)(c)	366	12,773
Arcellx, Inc.(b)(c)	141	3,949
Arcturus Therapeutics Holdings, Inc.(b)(c)	220	3,575
Arcus Biosciences, Inc.(b)	400	7,284
Arcutis Biotherapeutics, Inc.(b)(c)	393	6,359
Ardelyx, Inc.(b)	1,554	4,476
Arrowhead Pharmaceuticals, Inc.(b)(c)	928	29,974
Artivion, Inc.(b)(c)	372	4,925
Arvinas, Inc.(b)(c)	417	12,781
ATAI Life Sciences N.V. (Germany)(b)	1,146	1,925
Atara Biotherapeutics, Inc.(b)(c)	743	3,009
Atea Pharmaceuticals, Inc.(b)(c)	691	2,446
AtriCure, Inc.(b)(c)	407	15,670
Atrion Corp.(c)	13	7,384
Aurinia Pharmaceuticals, Inc. (Canada)(b)	1,113	10,117
Avanos Medical, Inc.(b)	428	12,014
Avid Bioservices, Inc.(b)	573	9,432
Avidity Biosciences, Inc.(b)	490	11,613
AxoGen, Inc.(b)	370	3,053
Axonics, Inc.(b)(c)	365	21,933
Axsome Therapeutics, Inc.(b)(c)	300	20,457
Azenta, Inc.(b)(c)	691	30,328
Beam Therapeutics, Inc.(b)(c)	519	20,885
BioCryst Pharmaceuticals, Inc.(b)	1,717	15,195
Biohaven Ltd.(b)	565	8,633
BioLife Solutions, Inc.(b)(c)	295	6,862
Bionano Genomics, Inc.(b)(c)	2,735	3,665
Bioxcel Therapeutics, Inc.(b)(c)	181	5,778
Bluebird Bio, Inc.(b)(c)	948	4,930
Blueprint Medicines Corp.(b)(c)	551	23,346
Bridgebio Pharma, Inc.(b)	620	7,080
Brookdale Senior Living, Inc.(b)	1,549	5,003
Bruker Corp.	948	65,336
Butterfly Network, Inc.(b)(c)	1,043	2,566
C4 Therapeutics, Inc.(b)(c)	316	1,665
Cano Health, Inc.(b)(c)	1,577	2,602
Cara Therapeutics, Inc.(b)(c)	421	4,277
Cardiovascular Systems, Inc.(b)	386	7,608
CareDx, Inc.(b)(c)	493	8,292
CareMax, Inc.(b)(c)	613	2,636
Caribou Biosciences, Inc.(b)	450	2,741
Cassava Sciences, Inc.(b)(c)	365	9,016
Castle Biosciences, Inc.(b)(c)	206	5,187
Catalyst Pharmaceuticals, Inc.(b)	911	13,902
Celldex Therapeutics, Inc.(b)(c)	347	14,848
Cerevel Therapeutics Holdings, Inc.(b)	576	15,373
Certara, Inc.(b)(c)	956	17,323
Cerus Corp.(b)	1,634	4,673
Chemed Corp.	137	71,456

	Shares	Value
Health Care-(continued)
Chinook Therapeutics, Inc.(b)(c)	383	$8,357
CinCor Pharma, Inc.(g)	157	480
Clover Health Investments Corp.(b)(c)	3,003	3,964
Codexis, Inc.(b)	545	2,635
Cogent Biosciences, Inc.(b)	322	4,260
Coherus Biosciences, Inc.(b)(c)	573	3,879
Collegium Pharmaceutical, Inc.(b)(c)	294	7,800
Community Health Systems, Inc.(b)	1,117	6,769
Compass Therapeutics, Inc.(b)	698	2,645
Computer Programs and Systems, Inc.(b)	127	3,811
CONMED Corp.(c)	281	27,029
Corcept Therapeutics, Inc.(b)	893	18,601
CorVel Corp.(b)	87	15,684
Crinetics Pharmaceuticals, Inc.(b)	347	6,815
CRISPR Therapeutics AG (Switzerland)(b)(c)	685	33,784
Cross Country Healthcare, Inc.(b)(c)	326	8,623
CryoPort, Inc.(b)	451	9,769
CTI BioPharma Corp.(b)(c)	935	5,105
Cullinan Oncology, Inc.(b)	127	1,434
Cutera, Inc.(b)(c)	145	4,702
Cymabay Therapeutics, Inc.(b)	780	6,240
Cytek Biosciences, Inc.(b)	621	6,396
Cytokinetics, Inc.(b)(c)	828	35,902
Deciphera Pharmaceuticals, Inc.(b)	481	6,975
Definitive Healthcare Corp.(b)(c)	339	3,871
Denali Therapeutics, Inc.(b)(c)	876	23,783
DICE Therapeutics, Inc.(b)	285	8,504
DocGo, Inc.(b)	758	6,936
Doximity, Inc., Class A(b)(c)	889	29,897
Dynavax Technologies Corp.(b)(c)	1,117	11,505
Dyne Therapeutics, Inc.(b)	240	3,091
Eagle Pharmaceuticals, Inc.(b)	108	3,024
Editas Medicine, Inc.(b)(c)	633	5,722
Embecta Corp.(c)	533	17,029
Emergent BioSolutions, Inc.(b)	414	5,125
Enanta Pharmaceuticals, Inc.(b)	182	8,827
Encompass Health Corp.	919	51,942
Enhabit, Inc.(b)	457	7,015
Enovis Corp.(b)(c)	449	25,871
Ensign Group, Inc. (The)	486	43,487
Entrada Therapeutics, Inc.(b)	101	1,288
Envista Holdings Corp.(b)(c)	1,502	58,067
EQRx, Inc.(b)	1,350	3,051
Erasca, Inc.(b)	634	2,282
Esperion Therapeutics, Inc.(b)	577	3,566
Establishment Labs Holdings, Inc. (Costa Rica)(b)(c)	179	12,827
Evolent Health, Inc., Class A(b)	792	27,728
Evolus, Inc.(b)	337	3,057
Exelixis, Inc.(b)	2,972	50,762
Fate Therapeutics, Inc.(b)	716	4,382
FibroGen, Inc.(b)(c)	822	18,248
Figs, Inc., Class A(b)(c)	660	6,079
Fulcrum Therapeutics, Inc.(b)	369	2,229
Fulgent Genetics, Inc.(b)(c)	176	5,771
G1 Therapeutics, Inc.(b)	395	1,430
Geron Corp.(b)(c)	3,423	9,516
Glaukos Corp.(b)(c)	439	20,734
Globus Medical, Inc., Class A(b)(c)	713	41,596
GoodRx Holdings, Inc., Class A(b)(c)	646	3,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Guardant Health, Inc.(b)(c)	896	$27,677
Haemonetics Corp.(b)	466	36,241
Halozyme Therapeutics, Inc.(b)	1,246	59,796
Harmony Biosciences Holdings, Inc.(b)(c)	219	9,643
Health Catalyst, Inc.(b)	454	6,338
HealthEquity, Inc.(b)(c)	779	50,767
HealthStream, Inc.(b)	225	5,771
Heron Therapeutics, Inc.(b)(c)	1,095	2,595
Heska Corp.(b)(c)	95	7,736
HilleVax, Inc.(b)	90	1,517
Hims & Hers Health, Inc.(b)(c)	1,102	12,420
ICU Medical, Inc.(b)(c)	188	32,080
Ideaya Biosciences, Inc.(b)(c)	355	6,266
IGM Biosciences, Inc.(b)	94	1,976
ImmunityBio, Inc.(b)(c)	1,106	2,699
ImmunoGen, Inc.(b)	1,830	7,100
Immunovant, Inc.(b)(c)	357	6,237
Inari Medical, Inc.(b)	395	22,223
Inhibrx, Inc.(b)	241	5,798
Innoviva, Inc.(b)(c)	579	6,989
Inogen, Inc.(b)(c)	201	3,150
Inovio Pharmaceuticals, Inc.(b)	2,298	2,896
Insmed, Inc.(b)(c)	1,248	25,434
Inspire Medical Systems, Inc.(b)(c)	266	69,141
Integer Holdings Corp.(b)	305	22,869
Integra LifeSciences Holdings Corp.(b)(c)	692	38,489
Intellia Therapeutics, Inc.(b)	652	26,191
Intercept Pharmaceuticals, Inc.(b)	324	6,538
Intra-Cellular Therapies, Inc.(b)	785	38,489
Invitae Corp.(b)(c)	2,126	4,571
Ionis Pharmaceuticals, Inc.(b)(c)	1,178	42,290
Iovance Biotherapeutics, Inc.(b)	1,091	7,953
iRhythm Technologies, Inc.(b)(c)	277	32,597
Ironwood Pharmaceuticals, Inc.(b)	1,272	14,335
iTeos Therapeutics, Inc.(b)	180	3,188
IVERIC bio, Inc.(b)(c)	1,050	21,819
Janux Therapeutics, Inc.(b)	115	1,912
Karuna Therapeutics, Inc.(b)(c)	253	50,453
Karyopharm Therapeutics, Inc.(b)	988	2,984
Keros Therapeutics, Inc.(b)(c)	152	8,089
Kezar Life Sciences, Inc.(b)	472	2,969
Kiniksa Pharmaceuticals Ltd., Class A(b)	286	3,678
Kodiak Sciences, Inc.(b)(c)	313	2,035
Krystal Biotech, Inc.(b)(c)	166	13,597
Kura Oncology, Inc.(b)	535	6,377
Kymera Therapeutics, Inc.(b)	329	10,324
Lantheus Holdings, Inc.(b)	634	46,891
LeMaitre Vascular, Inc.	182	9,120
Lexicon Pharmaceuticals, Inc.(b)	695	1,564
Ligand Pharmaceuticals, Inc.(b)	156	11,254
LivaNova PLC(b)	493	23,329
Madrigal Pharmaceuticals, Inc.(b)(c)	110	29,811
MannKind Corp.(b)(c)	2,303	12,160
Maravai LifeSciences Holdings, Inc., Class A(b)	1,030	15,193
MaxCyte, Inc.(b)	658	2,987
Medpace Holdings, Inc.(b)	229	44,399
Merit Medical Systems, Inc.(b)	524	36,984
Mersana Therapeutics, Inc.(b)	735	4,454
Merus N.V. (Netherlands)(b)(c)	277	5,282
Mesa Laboratories, Inc.	49	8,650

	Shares	Value
Health Care-(continued)
MiMedx Group, Inc.(b)(c)	681	$3,276
Mirati Therapeutics, Inc.(b)(c)	371	17,007
Mirum Pharmaceuticals, Inc.(b)(c)	187	4,396
ModivCare, Inc.(b)	117	11,488
Monte Rosa Therapeutics, Inc.(b)(c)	178	1,082
Morphic Holding, Inc.(b)(c)	195	8,291
Multiplan Corp.(b)(c)	1,766	1,784
Myovant Sciences Ltd.(b)(c)	401	10,811
Myriad Genetics, Inc.(b)(c)	747	14,133
NanoString Technologies, Inc.(b)(c)	408	3,982
Natera, Inc.(b)	954	46,317
National HealthCare Corp.	134	7,467
National Research Corp.(c)	136	6,142
Nektar Therapeutics(b)(c)	1,732	2,390
Neogen Corp.(b)	1,991	35,221
NeoGenomics, Inc.(b)	1,105	18,619
Nevro Corp.(b)(c)	310	9,746
NextGen Healthcare, Inc.(b)	529	9,580
NGM Biopharmaceuticals, Inc.(b)(c)	264	1,251
Novavax, Inc.(b)(c)	723	6,695
Nurix Therapeutics, Inc.(b)	326	3,074
Nutex Health, Inc.(b)	2,993	4,100
Nuvalent, Inc., Class A(b)	211	6,391
NuVasive, Inc.(b)(c)	480	20,750
Nuvation Bio, Inc.(b)	1,101	2,136
Oak Street Health, Inc.(b)	1,007	35,648
OmniAb, Inc.(b)	793	3,307
OmniAb, Inc.(b)(g)	48	0
OmniAb, Inc.(b)(g)	48	0
Omnicell, Inc.(b)(c)	411	22,375
OPKO Health, Inc.(b)	4,627	5,275
Option Care Health, Inc.(b)	1,341	41,129
OraSure Technologies, Inc.(b)	636	4,013
Organogenesis Holdings, Inc.(b)	543	1,330
Organon & Co.	2,343	57,380
Orthofix Medical, Inc.(b)	311	6,407
OrthoPediatrics Corp.(b)	148	6,477
Outset Medical, Inc.(b)(c)	378	8,622
Owens & Minor, Inc.(b)(c)	667	10,225
Pacific Biosciences of California, Inc.(b)(c)	1,979	17,969
Pacira BioSciences, Inc.(b)	423	18,007
Paragon 28, Inc.(b)	249	4,385
Patterson Cos., Inc.	807	21,402
Pediatrix Medical Group, Inc.(b)(c)	727	11,443
Pennant Group, Inc. (The)(b)	260	3,905
Penumbra, Inc.(b)(c)	332	86,317
Perrigo Co. PLC	1,240	46,736
Phathom Pharmaceuticals, Inc.(b)(c)	173	1,481
Phibro Animal Health Corp., Class A	187	2,938
Phreesia, Inc.(b)(c)	460	16,928
Pliant Therapeutics, Inc.(b)	394	12,553
PMV Pharmaceuticals, Inc.(b)(c)	189	1,363
Point Biopharma Global, Inc.(b)(c)	584	4,374
Poseida Therapeutics, Inc.(b)	435	2,475
Precigen, Inc.(b)	1,387	1,748
Premier, Inc., Class A	1,094	35,216
Prestige Consumer Healthcare, Inc.(b)	456	27,474
Prime Medicine, Inc.(b)	179	2,941
Privia Health Group, Inc.(b)(c)	737	20,584
PROCEPT BioRobotics Corp.(b)(c)	103	3,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Progyny, Inc.(b)(c)	685	$25,729
ProKidney Corp.(b)	283	3,308
Prometheus Biosciences, Inc.(b)(c)	214	26,191
Protagonist Therapeutics, Inc.(b)	340	5,515
Prothena Corp. PLC (Ireland)(b)	312	17,397
Provention Bio, Inc.(b)	763	6,333
PTC Therapeutics, Inc.(b)(c)	596	26,027
Pulmonx Corp.(b)	258	2,897
Quanterix Corp.(b)	324	3,564
QuidelOrtho Corp.(b)(c)	456	39,645
R1 RCM, Inc.(b)(c)	1,343	19,071
Radius Health, Inc.(b)(g)	340	27
RadNet, Inc.(b)(c)	476	11,226
RAPT Therapeutics, Inc.(b)	266	7,834
Reata Pharmaceuticals, Inc., Class A(b)(c)	248	7,730
Recursion Pharmaceuticals, Inc., Class A(b)(c)	502	4,091
REGENXBIO, Inc.(b)	339	7,543
Relay Therapeutics, Inc.(b)(c)	724	11,693
Repare Therapeutics, Inc. (Canada)(b)	174	1,784
Replimune Group, Inc.(b)	330	7,227
Revance Therapeutics, Inc.(b)(c)	758	26,303
REVOLUTION Medicines, Inc.(b)	573	15,334
Rhythm Pharmaceuticals, Inc.(b)(c)	415	10,089
Rocket Pharmaceuticals, Inc.(b)(c)	544	10,450
Roivant Sciences Ltd.(b)	2,673	21,625
Sage Therapeutics, Inc.(b)(c)	493	20,529
Sana Biotechnology, Inc.(b)(c)	791	2,903
Sangamo Therapeutics, Inc.(b)	1,283	3,913
Sarepta Therapeutics, Inc.(b)	728	88,911
Scholar Rock Holding Corp.(b)(c)	357	3,063
Schrodinger, Inc.(b)(c)	543	11,799
Scilex Holding Co., Class C (Singapore)(b)	508	4,395
Seer, Inc.(b)(c)	351	1,436
Select Medical Holdings Corp.	994	27,027
Senseonics Holdings, Inc.(b)	4,186	4,353
Seres Therapeutics, Inc.(b)	918	4,636
Shockwave Medical, Inc.(b)(c)	333	63,350
SI-BONE, Inc.(b)	270	5,339
SIGA Technologies, Inc.(c)	404	2,767
Sight Sciences, Inc.(b)	288	3,162
Signify Health, Inc., Class A(b)(c)	658	18,944
Silk Road Medical, Inc.(b)	351	18,600
Simulations Plus, Inc.(c)	150	5,706
SomaLogic, Inc.(b)	1,296	3,292
Sotera Health Co.(b)(c)	910	15,188
SpringWorks Therapeutics, Inc.(b)(c)	316	10,080
STAAR Surgical Co.(b)(c)	377	20,882
Stoke Therapeutics, Inc.(b)	145	1,289
Supernus Pharmaceuticals, Inc.(b)	498	18,720
Surgery Partners, Inc.(b)	621	20,772
SurModics, Inc.(b)(c)	129	2,817
Syndax Pharmaceuticals, Inc.(b)	494	12,523
Syneos Health, Inc.(b)	948	38,129
Tandem Diabetes Care, Inc.(b)(c)	592	21,229
Tango Therapeutics, Inc.(b)(c)	447	2,338
Tarsus Pharmaceuticals, Inc.(b)	160	2,478
Teladoc Health, Inc.(b)	1,492	39,523
Tenet Healthcare Corp.(b)	946	55,369
TG Therapeutics, Inc.(b)	1,272	20,377
Theravance Biopharma, Inc.(b)(c)	465	5,022

	Shares	Value
Health Care-(continued)
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	5,632	$15,939
TransMedics Group, Inc.(b)(c)	279	22,340
Travere Therapeutics, Inc.(b)(c)	503	11,147
Treace Medical Concepts, Inc.(b)	153	3,283
Twist Bioscience Corp.(b)(c)	495	9,633
UFP Technologies, Inc.(b)(c)	66	7,770
Ultragenyx Pharmaceutical, Inc.(b)	614	27,317
uniQure N.V. (Netherlands)(b)	388	8,133
US Physical Therapy, Inc.	120	12,160
Vanda Pharmaceuticals, Inc.(b)	521	3,355
Varex Imaging Corp.(b)	369	6,528
Vaxcyte, Inc.(b)	509	20,854
Ventyx Biosciences, Inc.(b)(c)	157	6,790
Veracyte, Inc.(b)(c)	661	16,267
Veradigm, Inc.(b)(c)	1,007	16,726
Vericel Corp.(b)(c)	392	11,921
Verve Therapeutics, Inc.(b)	312	5,928
ViewRay, Inc.(b)	1,253	5,413
Viking Therapeutics, Inc.(b)	636	7,002
Vir Biotechnology, Inc.(b)(c)	674	15,367
Viridian Therapeutics, Inc.(b)	278	9,107
Xencor, Inc.(b)	524	16,836
Xenon Pharmaceuticals, Inc. (Canada)(b)	432	17,047
Zentalis Pharmaceuticals, Inc.(b)(c)	421	7,970
Zymeworks, Inc.(b)	551	4,529
Zynex, Inc.(b)	207	2,674

		4,904,676

Industrials-17.40%
3D Systems Corp.(b)(c)	1,208	11,826
AAON, Inc.	392	35,656
AAR Corp.(b)	323	17,568
ABM Industries, Inc.	609	29,482
ACCO Brands Corp.	868	4,922
Acuity Brands, Inc.	296	57,412
ACV Auctions, Inc., Class A(b)(c)	1,030	12,607
Advanced Drainage Systems, Inc.	611	54,214
Aerojet Rocketdyne Holdings, Inc.(b)	668	37,635
AeroVironment, Inc.(b)(c)	219	18,777
AerSale Corp.(b)	143	2,840
AGCO Corp.	584	82,233
Air Lease Corp.(c)	970	41,982
Air Transport Services Group, Inc.(b)	167	3,495
Alamo Group, Inc.	99	18,057
Alaska Air Group, Inc.(b)	292	13,966
Albany International Corp., Class A	287	28,964
Alight, Inc., Class A(b)	2,353	22,589
Allegiant Travel Co.(b)(c)	42	4,307
Allied Motion Technologies, Inc.	124	5,352
Allison Transmission Holdings, Inc.	852	40,470
Alta Equipment Group, Inc.	178	3,348
Altra Industrial Motion Corp.(c)	600	36,918
Ameresco, Inc., Class A(b)(c)	297	13,053
American Airlines Group, Inc.(b)(c)	1,497	23,922
American Woodmark Corp.(b)	153	7,800
API Group Corp.(b)(c)	1,508	35,423
Apogee Enterprises, Inc.(c)	205	9,381
Applied Industrial Technologies, Inc.	355	50,715
ArcBest Corp.	225	21,645
Arcosa, Inc.	445	26,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Argan, Inc.(c)	128	$4,974
Armstrong World Industries, Inc.	421	33,196
Array Technologies, Inc.(b)(c)	1,317	24,681
ASGN, Inc.(b)	460	40,848
Astec Industries, Inc.	209	9,411
Atkore, Inc.(b)	366	53,443
Atlas Air Worldwide Holdings, Inc.(b)	65	6,553
Aurora Innovation, Inc.(b)	3,070	4,789
Avis Budget Group, Inc.(b)	210	46,129
AZEK Co., Inc. (The)(b)	1,044	25,150
AZZ, Inc.	229	9,309
Babcock & Wilcox Enterprises, Inc.(b)(c)	572	3,712
Barnes Group, Inc.	443	18,668
Barrett Business Services, Inc.	64	6,143
Beacon Roofing Supply, Inc.(b)	479	31,135
Blink Charging Co.(b)(c)	469	4,244
Bloom Energy Corp., Class A(b)(c)	1,653	35,854
Blue Bird Corp.(b)	162	3,290
BlueLinx Holdings, Inc.(b)(c)	83	7,004
Boise Cascade Co.	363	25,087
Brady Corp., Class A	426	23,498
BrightView Holdings, Inc.(b)	300	1,896
Brink’s Co. (The)	428	27,927
Builders FirstSource, Inc.(b)	1,346	114,114
BWX Technologies, Inc.	840	51,332
CACI International, Inc., Class A(b)	216	63,288
Cadre Holdings, Inc.	120	2,578
Casella Waste Systems, Inc., Class A(b)	467	36,342
CBIZ, Inc.(b)(c)	421	21,088
ChargePoint Holdings, Inc.(b)	2,035	23,118
Chart Industries, Inc.(b)(c)	392	52,332
Cimpress PLC (Ireland)(b)(c)	157	5,514
CIRCOR International, Inc.(b)(c)	178	5,210
Clean Harbors, Inc.(b)	473	62,469
Columbus McKinnon Corp.(c)	264	9,800
Comfort Systems USA, Inc.	329	47,850
Construction Partners, Inc., Class A(b)(c)	381	10,306
Core & Main, Inc., Class A(b)(c)	635	14,802
CoreCivic, Inc.(b)	1,059	10,283
Covenant Logistics Group, Inc., Class A	82	2,841
CRA International, Inc.	66	8,215
Crane Holdings Co.	440	52,703
CSW Industrials, Inc.(c)	135	19,111
Curtiss-Wright Corp.	353	61,701
Deluxe Corp.	397	7,321
Desktop Metal, Inc., Class A(b)(c)	2,048	3,113
Distribution Solutions Group, Inc.(b)	45	1,998
Donaldson Co., Inc.	1,128	71,346
Douglas Dynamics, Inc.	211	7,868
Driven Brands Holdings, Inc.(b)(c)	463	12,952
Ducommun, Inc.(b)	106	5,703
Dun & Bradstreet Holdings, Inc.	1,806	21,690
DXP Enterprises, Inc.(b)	147	4,250
Dycom Industries, Inc.(b)(c)	272	22,905
Eagle Bulk Shipping, Inc.(c)	88	5,744
EMCOR Group, Inc.	439	73,410
Encore Wire Corp.	169	32,619
Energy Recovery, Inc.(b)(c)	464	10,240
Energy Vault Holdings, Inc.(b)(c)	637	2,128
Enerpac Tool Group Corp.	524	14,111

	Shares	Value
Industrials-(continued)
EnerSys	376	$34,099
Ennis, Inc.	238	5,177
Enovix Corp.(b)(c)	651	6,002
EnPro Industries, Inc.	182	19,565
ESAB Corp.	443	25,982
ESCO Technologies, Inc.	238	22,179
ESS Tech, Inc.(b)(c)	494	899
Evoqua Water Technologies Corp.(b)	1,122	54,484
Exponent, Inc.	466	47,951
Federal Signal Corp.	559	29,498
First Advantage Corp.(b)	490	7,110
Flowserve Corp.	1,204	41,767
Fluence Energy, Inc.(b)(c)	369	6,889
Fluor Corp.(b)(c)	1,309	48,001
Forrester Research, Inc.(b)	105	3,453
Forward Air Corp.	245	25,286
Franklin Covey Co.(b)	115	5,390
Franklin Electric Co., Inc.	363	34,692
FREYR Battery S.A. (Norway)(b)(c)	945	8,581
Frontier Group Holdings, Inc.(b)	401	4,716
FTAI Aviation Ltd.	918	23,198
FTI Consulting, Inc.(b)(c)	317	58,236
FuelCell Energy, Inc.(b)(c)	3,736	12,478
Gates Industrial Corp. PLC(b)	911	12,790
GATX Corp.	324	35,345
Genco Shipping & Trading Ltd.	351	6,687
GEO Group, Inc. (The)(b)(c)	1,144	10,021
Gibraltar Industries, Inc.(b)	285	15,222
Global Industrial Co.	157	4,416
GMS, Inc.(b)	352	21,370
Gorman-Rupp Co. (The)	192	5,349
GrafTech International Ltd.	1,891	10,684
Granite Construction, Inc.(c)	403	17,410
Great Lakes Dredge & Dock Corp.(b)	610	3,498
Greenbrier Cos., Inc. (The)	302	9,697
Griffon Corp.	394	14,369
GXO Logistics, Inc.(b)	984	48,777
H&E Equipment Services, Inc.	301	16,706
Harsco Corp.(b)	732	6,193
Hawaiian Holdings, Inc.(b)(c)	118	1,322
Hayward Holdings, Inc.(b)	681	8,383
Healthcare Services Group, Inc.	683	9,063
Heartland Express, Inc.	545	8,791
Heidrick & Struggles International, Inc.	183	6,282
Helios Technologies, Inc.(c)	300	20,322
Herc Holdings, Inc.	216	31,015
Heritage-Crystal Clean, Inc.(b)(c)	145	5,217
Hertz Global Holdings, Inc.(b)(c)	1,384	25,618
Hexcel Corp.(c)	775	56,536
Hillenbrand, Inc.	635	29,934
Hillman Solutions Corp.(b)(c)	896	7,965
HireRight Holdings Corp.(b)(c)	220	2,424
HNI Corp.	381	11,906
Hub Group, Inc., Class A(b)	301	27,611
Huron Consulting Group, Inc.(b)	184	12,915
Hyliion Holdings Corp.(b)(c)	1,076	3,045
Hyster-Yale Materials Handling, Inc.	85	3,307
Hyzon Motors, Inc.(b)(c)	685	891
IAA, Inc.(b)	1,232	50,401
ICF International, Inc.(c)	174	17,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
IES Holdings, Inc.(b)	85	$3,575
Insperity, Inc.	332	41,198
Insteel Industries, Inc.	179	5,325
Interface, Inc.	536	4,728
ITT, Inc.	762	69,258
Janus International Group, Inc.(b)(c)	743	7,720
JELD-WEN Holding, Inc.(b)	777	10,218
JetBlue Airways Corp.(b)	746	6,192
Joby Aviation, Inc.(b)(c)	1,432	6,730
John Bean Technologies Corp.	293	32,491
Kadant, Inc.(c)	107	22,969
Kaman Corp.	232	6,032
KAR Auction Services, Inc.(b)(c)	1,003	14,333
KBR, Inc.	1,264	69,659
Kelly Services, Inc., Class A	303	5,069
Kennametal, Inc.(c)	705	19,973
Kforce, Inc.	182	11,373
Kirby Corp.(b)	138	10,009
Korn Ferry	492	27,498
Kratos Defense & Security Solutions, Inc.(b)(c)	1,160	14,674
Landstar System, Inc.(c)	331	59,842
Leonardo DRS, Inc.(b)	479	6,227
Lincoln Electric Holdings, Inc.	505	84,805
Lindsay Corp.	101	15,200
Liquidity Services, Inc.(b)	262	3,317
Luxfer Holdings PLC (United Kingdom)	251	4,159
Lyft,Inc.,Class A(b)	2,921	29,210
Manitowoc Co., Inc. (The)(b)(c)	324	6,127
ManpowerGroup, Inc.	466	39,554
Marten Transport Ltd.	598	13,198
Masonite International Corp.(b)	195	17,316
MasTec, Inc.(b)	577	56,384
MasterBrand, Inc.(b)	1,191	11,600
Matson, Inc.	87	5,786
Matthews International Corp., Class A	251	9,578
Maxar Technologies, Inc.	687	35,381
McGrath RentCorp(c)	225	23,139
MDU Resources Group, Inc.	1,873	59,655
Mercury Systems, Inc.(b)(c)	481	25,176
Microvast Holdings, Inc.(b)	1,140	1,471
Middleby Corp. (The)(b)(c)	472	73,391
MillerKnoll, Inc.	696	16,614
Montrose Environmental Group, Inc.(b)(c)	219	10,663
Moog, Inc., Class A	264	26,036
MRC Global, Inc.(b)	770	8,624
MSA Safety, Inc.	343	46,082
MSC Industrial Direct Co., Inc., Class A(c)	435	36,766
Mueller Industries, Inc.	471	34,840
Mueller Water Products, Inc., Class A(c)	1,436	19,917
MYR Group, Inc.(b)	153	18,453
National Presto Industries, Inc.	49	3,363
Nikola Corp.(b)(c)	3,088	6,855
NOW, Inc.(b)	1,017	13,068
NuScale Power Corp.(b)(c)	167	1,728
NV5 Global, Inc.(b)(c)	122	12,837
nVent Electric PLC	1,535	70,364
Omega Flex, Inc.(c)	33	3,841
Oshkosh Corp.	602	53,692
PAM Transportation Services, Inc.(b)	61	1,769
Parsons Corp.(b)(c)	334	15,040

	Shares	Value
Industrials-(continued)
PGT Innovations, Inc.(b)(c)	553	$11,696
Pitney Bowes, Inc.	1,603	6,957
Planet Labs PBC(b)(c)	1,503	6,929
Primoris Services Corp.	489	13,448
Proterra, Inc.(b)(c)	1,662	6,980
Proto Labs, Inc.(b)	250	7,860
Quanex Building Products Corp.	305	7,915
RBC Bearings, Inc.(b)(c)	267	61,359
Regal Rexnord Corp.(c)	609	96,003
Resideo Technologies, Inc.(b)	1,344	24,649
Resources Connection, Inc.	295	5,328
REV Group, Inc.(c)	301	3,519
Rocket Lab USA, Inc.(b)	1,308	5,886
Rush Enterprises, Inc., Class A	390	22,105
Rush Enterprises, Inc., Class B	50	2,999
RXO, Inc.(b)	954	19,624
Ryder System, Inc.	463	45,332
Saia, Inc.(b)(c)	244	66,092
Schneider National, Inc., Class B	525	14,732
Science Applications International Corp.(c)	508	54,173
SES AI Corp.(b)	986	3,185
Shoals Technologies Group, Inc., Class A(b)(c)	1,234	30,282
Shyft Group, Inc. (The)	307	7,961
Simpson Manufacturing Co., Inc.	392	42,281
SiteOne Landscape Supply, Inc.(b)(c)	416	61,709
SkyWest, Inc.(b)	117	2,231
SP Plus Corp.(b)	186	6,328
Spirit AeroSystems Holdings, Inc., Class A(c)	970	33,155
Spirit Airlines, Inc.	251	4,598
SPX Technologies, Inc.(b)	416	29,303
Standex International Corp.	110	12,725
Steelcase, Inc., Class A	808	6,359
Stem, Inc.(b)(c)	569	4,643
Stericycle, Inc.(b)(c)	849	40,480
Sterling Check Corp.(b)	760	9,667
Sterling Infrastructure, Inc.(b)(c)	279	10,730
Sun Country Airlines Holdings, Inc.(b)(c)	134	2,687
SunPower Corp.(b)(c)	802	12,046
Sunrun, Inc.(b)(c)	1,767	42,479
Symbotic, Inc.(b)	137	2,240
Tennant Co.	163	11,544
Terex Corp.	622	36,829
Tetra Tech, Inc.	488	66,802
Thermon Group Holdings, Inc.(b)	309	8,173
Timken Co. (The)	603	51,526
Titan International, Inc.(b)	463	5,746
Titan Machinery, Inc.(b)(c)	187	8,563
TPI Composites, Inc.(b)(c)	386	4,462
Transcat, Inc.(b)(c)	66	5,939
Trex Co., Inc.(b)(c)	1,011	51,692
TriNet Group, Inc.(b)(c)	373	30,911
Trinity Industries, Inc.(c)	712	19,872
Triton International Ltd. (Bermuda)	542	37,366
Triumph Group, Inc.(b)	599	7,559
TrueBlue, Inc.(b)	301	5,629
TuSimple Holdings, Inc., Class A(b)	1,208	2,319
Tutor Perini Corp.(b)	403	3,268
UFP Industries, Inc.	568	48,581
UniFirst Corp.	139	27,262
Univar Solutions, Inc.(b)	1,503	52,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Universal Logistics Holdings, Inc.	73	$2,168
Upwork, Inc.(b)(c)	1,089	12,349
V2X, Inc.(b)	112	5,193
Valmont Industries, Inc.	197	62,514
Velo3D, Inc.(b)(c)	515	1,633
Veritiv Corp.(c)	118	17,870
Vertiv Holdings Co.	2,954	48,003
Viad Corp.(b)	190	4,885
Vicor Corp.(b)	208	9,776
Virgin Galactic Holdings, Inc.(b)(c)	2,023	11,612
VSE Corp.(c)	100	5,741
Wabash National Corp.	442	12,111
Watsco, Inc.(c)	306	93,241
Watts Water Technologies, Inc., Class A	251	43,983
Werner Enterprises, Inc.(c)	524	24,340
WESCO International, Inc.(b)	422	69,875
WillScot Mobile Mini Holdings Corp.(b)	1,924	98,894
Woodward, Inc.	523	51,777
XPO, Inc.(b)	955	31,859
Zurn Elkay Water Solutions Corp.(c)	1,638	37,674

		6,647,825

Information Technology-13.04%
8x8, Inc.(b)	926	4,926
A10 Networks, Inc.	575	8,752
ACI Worldwide, Inc.(b)	983	25,411
ACM Research, Inc., Class A(b)	401	4,162
Adeia, Inc.	968	9,544
ADTRAN Holdings, Inc.	680	11,866
Advanced Energy Industries, Inc.	344	32,020
Aehr Test Systems(b)(c)	241	8,037
Aeva Technologies, Inc.(b)	1,005	1,799
Affirm Holdings, Inc.(b)	1,802	24,543
Agilysys, Inc.(b)	219	17,500
Alarm.com Holdings, Inc.(b)	437	22,213
Alkami Technology, Inc.(b)	169	2,596
Allegro MicroSystems, Inc. (Japan)(b)	617	26,951
Alpha & Omega Semiconductor Ltd.(b)(c)	215	5,743
Altair Engineering, Inc., Class A(b)(c)	483	30,941
Alteryx, Inc., Class A(b)	564	36,835
Ambarella, Inc.(b)	336	31,688
American Software, Inc., Class A	294	3,981
Amkor Technology, Inc.	1,016	26,172
Amplitude, Inc., Class A(b)	506	6,679
AppFolio, Inc., Class A(b)	179	23,639
Appian Corp., Class A(b)(c)	321	13,305
AppLovin Corp., Class A(b)(c)	1,080	14,580
Arlo Technologies, Inc.(b)	815	3,097
Asana, Inc., Class A(b)(c)	645	9,540
AvePoint, Inc.(b)	774	3,870
Avid Technology, Inc.(b)(c)	322	9,357
AvidXchange Holdings, Inc.(b)	458	4,557
Avnet, Inc.	843	37,691
Axcelis Technologies, Inc.(b)	303	38,948
Badger Meter, Inc.	270	32,837
Belden, Inc.	394	33,246
Benchmark Electronics, Inc.	324	7,708
BigCommerce Holdings, Inc., Series 1(b)	543	5,169
Blackbaud, Inc.(b)	416	23,167
Blackline, Inc.(b)(c)	523	35,752

	Shares	Value
Information Technology-(continued)
Box, Inc., Class A(b)	1,311	$43,722
Braze, Inc.(b)(c)	266	8,166
C3.ai, Inc., Class A(b)(c)	725	16,371
Calix, Inc.(b)	543	27,774
Cambium Networks Corp.(b)	112	2,248
Casa Systems, Inc.(b)(c)	392	1,419
Cass Information Systems, Inc.	120	5,802
CCC Intelligent Solutions Holdings, Inc.(b)(c)	1,144	10,250
Cerence, Inc.(b)(c)	363	9,939
CEVA, Inc.(b)	214	6,754
Ciena Corp.(b)(c)	1,365	65,820
Cirrus Logic, Inc.(b)	507	52,094
Clear Secure, Inc., Class A	316	9,714
Clearfield, Inc.(b)(c)	108	6,771
Clearwater Analytics Holdings, Inc.(b)(c)	273	4,698
Coherent Corp.(b)	1,278	55,120
Cohu, Inc.(b)	439	16,331
CommScope Holding Co., Inc.(b)	1,919	13,894
CommVault Systems, Inc.(b)	369	21,727
Comtech Telecommunications Corp.	256	4,093
Concentrix Corp.	405	55,420
Conduent, Inc.(b)	1,591	6,332
Consensus Cloud Solutions, Inc.(b)	164	6,731
Corsair Gaming, Inc.(b)(c)	373	6,528
Couchbase, Inc.(b)	144	2,341
Credo Technology Group Holding Ltd.(b)(c)	805	8,541
CS Disco, Inc.(b)	218	1,526
CSG Systems International, Inc.	290	16,298
CTS Corp.	294	12,733
Cyxtera Technologies, Inc.(b)	414	927
Digi International, Inc.(b)(c)	328	10,945
Digital Turbine, Inc.(b)	867	9,312
DigitalOcean Holdings, Inc.(b)(c)	399	12,760
Diodes, Inc.(b)	419	38,418
Dolby Laboratories, Inc., Class A	552	45,419
Domo,Inc.,Class B(b)	286	4,396
DoubleVerify Holdings, Inc.(b)	380	9,983
Duck Creek Technologies, Inc.(b)(c)	734	13,902
DXC Technology Co.(b)	2,119	58,781
E2open Parent Holdings, Inc.(b)(c)	1,671	10,360
Ebix, Inc.(c)	228	3,963
Elastic N.V.(b)	701	41,373
Enfusion, Inc., Class A(b)	159	1,704
Envestnet, Inc.(b)(c)	433	27,067
ePlus, Inc.(b)	248	13,434
Euronet Worldwide, Inc.(b)(c)	457	49,744
Everbridge, Inc.(b)	368	12,026
EverCommerce, Inc.(b)(c)	267	2,670
EVERTEC, Inc.	511	18,810
Evo Payments, Inc., Class A(b)	445	15,063
Evolv Technologies Holdings, Inc.(b)	600	1,650
ExlService Holdings, Inc.(b)	305	50,176
Expensify, Inc., Class A(b)	126	1,061
Extreme Networks, Inc.(b)	1,210	22,651
Fabrinet (Thailand)(b)(c)	337	41,070
FARO Technologies, Inc.(b)	173	4,706
Fastly, Inc., Class A(b)(c)	1,020	14,168
Five9, Inc.(b)(c)	650	42,900
Flex Ltd.(b)	4,171	94,932
Flywire Corp.(b)	289	7,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
ForgeRock, Inc., Class A(b)	351	$7,174
FormFactor, Inc.(b)	710	21,371
Freshworks, Inc., Class A(b)(c)	1,336	19,960
Gitlab, Inc., Class A(b)	536	23,605
Grid Dynamics Holdings, Inc.(b)	443	5,161
Guidewire Software, Inc.(b)	717	50,341
Hackett Group, Inc. (The)	235	4,380
Harmonic, Inc.(b)(c)	971	12,808
HashiCorp, Inc., Class A(b)	708	20,674
I3 Verticals, Inc., Class A(b)(c)	212	5,217
Ichor Holdings Ltd.(b)	265	8,732
Impinj, Inc.(b)	203	26,922
indie Semiconductor, Inc., A Shares (China)(b)(c)	692	7,238
Infinera Corp.(b)(c)	1,822	12,882
Informatica, Inc., Class A(b)(c)	330	5,693
Insight Enterprises, Inc.(b)	321	42,988
Intapp, Inc.(b)	116	4,591
InterDigital, Inc.	273	19,926
International Money Express, Inc.(b)	290	7,410
IonQ, Inc.(b)(c)	1,197	5,674
IPG Photonics Corp.(b)	314	38,697
Itron, Inc.(b)	416	23,200
Jabil, Inc.	1,240	102,957
Jamf Holding Corp.(b)	335	7,109
JFrog Ltd. (Israel)(b)	462	10,626
Kimball Electronics, Inc.(b)	228	5,702
Knowles Corp.(b)	838	14,229
Kulicke & Soffa Industries, Inc. (Singapore)(c)	525	27,983
Kyndryl Holdings, Inc.(b)	1,671	26,218
Lattice Semiconductor Corp.(b)	1,263	107,305
Lightwave Logic, Inc.(b)(c)	1,037	6,118
Littelfuse, Inc.	228	58,990
LivePerson, Inc.(b)(c)	659	6,669
LiveRamp Holdings, Inc.(b)	612	14,462
Lumentum Holdings, Inc.(b)(c)	628	33,793
MACOM Technology Solutions Holdings, Inc.(b)	456	31,254
Magnachip Semiconductor Corp. (South Korea)(b)	407	3,899
Manhattan Associates, Inc.(b)	575	82,656
Marathon Digital Holdings, Inc.(b)(c)	1,023	7,263
Marqeta, Inc., Class A(b)	3,839	22,266
Matterport, Inc.(b)	1,986	6,057
Maximus, Inc.	560	45,965
MaxLinear, Inc.(b)	688	23,536
MeridianLink, Inc.(b)	186	2,931
Meta Materials, Inc.(b)	3,001	1,921
Methode Electronics, Inc.(c)	337	16,422
MicroStrategy, Inc., Class A(b)(c)	86	22,555
MicroVision, Inc.(b)(c)	1,530	3,917
Mirion Technologies, Inc.(b)(c)	1,198	10,878
Mitek Systems, Inc.(b)(c)	412	3,832
MKS Instruments, Inc.	551	53,408
Model N, Inc.(b)	310	10,292
Momentive Global, Inc.(b)(c)	1,164	8,032
MoneyGram International, Inc.(b)	800	8,680
N-able, Inc.(b)(c)	416	4,925
Napco Security Technologies, Inc.(b)(c)	288	9,101
National Instruments Corp.	1,203	60,764
Navitas Semiconductor Corp.(b)(c)	919	5,964

	Shares	Value
Information Technology-(continued)
nCino, Inc.(b)(c)	511	$13,925
NCR Corp.(b)	1,266	32,321
NETGEAR, Inc.(b)	266	4,815
NetScout Systems, Inc.(b)	666	18,941
New Relic, Inc.(b)	567	41,374
nLight, Inc.(b)(c)	417	4,712
Novanta, Inc.(b)(c)	329	51,623
Nutanix, Inc., Class A(b)	2,120	59,890
Olo, Inc., Class A(b)(c)	878	6,963
ON24, Inc.(b)	266	2,564
OneSpan, Inc.(b)	292	3,948
Onto Innovation, Inc.(b)	456	37,606
OSI Systems, Inc.(b)	148	13,697
PagerDuty, Inc.(b)(c)	739	22,067
PAR Technology Corp.(b)(c)	251	8,572
Paycor HCM, Inc.(b)(c)	324	8,025
Paymentus Holdings, Inc., Class A(b)(c)	154	1,378
Payoneer Global, Inc.(b)	1,936	11,229
PC Connection, Inc.	109	4,774
PDF Solutions, Inc.(b)	276	10,333
Pegasystems, Inc.(c)	379	17,578
Perficient, Inc.(b)	319	22,585
Photronics, Inc.(b)	568	10,008
Plexus Corp.(b)	255	24,452
Power Integrations, Inc.	527	43,346
PowerSchool Holdings, Inc., Class A(b)	440	10,098
Procore Technologies, Inc.(b)(c)	254	17,015
Progress Software Corp.	396	22,746
PROS Holdings, Inc.(b)	376	9,810
Pure Storage, Inc., Class A(b)	2,616	74,661
Q2 Holdings, Inc.(b)(c)	530	17,108
Qualys, Inc.(b)(c)	315	37,217
Rackspace Technology, Inc.(b)(c)	486	1,142
Rambus, Inc.(b)	990	43,788
Rapid7, Inc.(b)(c)	546	25,826
Remitly Global, Inc.(b)	786	11,499
Repay Holdings Corp.(b)	752	6,377
Ribbon Communications, Inc.(b)(c)	697	3,109
Rimini Street, Inc.(b)(c)	488	2,089
RingCentral, Inc., Class A(b)	752	24,846
Riot Platforms, Inc.(b)(c)	1,541	9,631
Rogers Corp.(b)	173	25,466
Sabre Corp.(b)(c)	2,874	14,542
Samsara, Inc., Class A(b)	816	13,595
Sanmina Corp.(b)	529	31,983
SatixFy Communications Ltd. (Israel)(b)	223	301
ScanSource, Inc.(b)	233	7,265
SEMrush Holdings, Inc., Class A(b)(c)	362	2,896
Semtech Corp.(b)	585	18,024
SentinelOne, Inc.(b)	1,792	28,654
Shift4 Payments, Inc., Class A(b)(c)	464	29,928
ShotSpotter, Inc.(b)(c)	84	2,864
Silicon Laboratories, Inc.(b)(c)	307	54,809
SiTime Corp.(b)(c)	148	18,374
SMART Global Holdings, Inc.(b)	426	7,114
SmartRent, Inc.(b)	1,188	3,077
Smartsheet, Inc., Class A(b)	1,143	50,315
SolarWinds Corp.(b)	372	3,169
Sprinklr, Inc., Class A(b)	522	5,664
Sprout Social, Inc., Class A(b)	435	26,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
SPS Commerce, Inc.(b)(c)	332	$50,012
Squarespace, Inc.(b)	287	6,719
Sumo Logic, Inc.(b)	819	9,722
Super Micro Computer, Inc.(b)(c)	439	43,009
Synaptics, Inc.(b)	367	43,163
TaskUS, Inc., Class A (Philippines)(b)	228	3,923
TD SYNNEX Corp.	396	38,222
Telos Corp.(b)	248	960
Tenable Holdings, Inc.(b)	1,037	45,867
Teradata Corp.(b)(c)	938	38,233
TTEC Holdings, Inc.	174	7,005
TTM Technologies, Inc.(b)	894	11,881
Tucows,Inc.,Class A(b)	94	2,173
Ultra Clean Holdings, Inc.(b)	419	13,349
Unisys Corp.(b)	624	3,108
Universal Display Corp.(c)	413	56,106
Varonis Systems, Inc.(b)(c)	1,015	27,486
Veeco Instruments, Inc.(b)(c)	474	10,082
Verint Systems, Inc.(b)(c)	601	22,465
Verra Mobility Corp.(b)(c)	1,243	21,417
Vertex, Inc., Class A(b)	449	6,995
Viasat, Inc.(b)(c)	522	16,579
Viavi Solutions, Inc.(b)	2,085	22,810
Vishay Intertechnology, Inc.	1,194	25,349
Vishay Precision Group, Inc.(b)	116	5,058
Vontier Corp.	1,455	38,077
Western Union Co. (The)	3,558	46,112
WEX, Inc.(b)	402	77,510
Workiva, Inc.(b)(c)	426	37,999
Xerox Holdings Corp.	1,075	17,727
Xperi, Inc.(b)(c)	387	4,524
Yext, Inc.(b)	910	6,679
Zeta Global Holdings Corp.(b)	1,043	11,066
Zuora, Inc., Class A(b)(c)	1,140	9,656

		4,982,117

Materials-5.14%
AdvanSix, Inc.	254	10,452
Alpha Metallurgical Resources, Inc.	140	23,484
American Vanguard Corp.	245	5,113
Amyris, Inc.(b)(c)	2,344	2,930
AptarGroup, Inc.	601	70,149
Arconic Corp.(b)	935	24,721
Ashland, Inc.	474	48,244
Aspen Aerogels, Inc.(b)	549	5,957
ATI, Inc.(b)	1,192	48,455
Avient Corp.	838	36,562
Axalta Coating Systems Ltd.(b)	2,032	60,554
Balchem Corp.	296	38,480
Berry Global Group, Inc.	1,143	70,980
Cabot Corp.	519	41,276
Carpenter Technology Corp.	446	21,555
Century Aluminum Co.(b)	463	5,588
Chase Corp.(c)	74	7,248
Chemours Co. (The)	1,390	47,510
Clearwater Paper Corp.(b)	154	5,943
Coeur Mining, Inc.(b)(c)	2,588	8,075
Commercial Metals Co.(c)	1,081	55,942
Compass Minerals International, Inc.	321	12,368
Diversey Holdings Ltd.(b)	747	4,415

	Shares	Value
Materials-(continued)
Eagle Materials, Inc.(c)	339	$47,568
Ecovyst, Inc.(b)	732	7,349
Element Solutions, Inc.	2,119	43,524
FutureFuel Corp.	242	2,118
Ginkgo Bioworks Holdings, Inc.(b)	7,716	11,343
Graphic Packaging Holding Co.	2,829	67,330
Greif, Inc., Class A(c)	236	16,768
Greif, Inc., Class B	51	4,196
H.B. Fuller Co.	491	34,252
Hawkins, Inc.	174	7,077
Haynes International, Inc.	115	6,292
Hecla Mining Co.	5,585	28,763
Huntsman Corp.	1,504	44,127
Ingevity Corp.(b)(c)	344	28,401
Innospec, Inc.	228	24,957
Intrepid Potash, Inc.(b)(c)	99	3,135
Ivanhoe Electric, Inc.(b)	428	6,433
Kaiser Aluminum Corp.	147	11,660
Koppers Holdings, Inc.	193	6,927
Kronos Worldwide, Inc.	213	2,405
Livent Corp.(b)(c)	1,652	38,739
Louisiana-Pacific Corp.	660	38,617
LSB Industries, Inc.(b)	491	6,673
Materion Corp.	189	21,108
Mativ Holdings, Inc., Class A	506	13,110
Mercer International, Inc. (Germany)	396	4,269
Minerals Technologies, Inc.	299	18,164
MP Materials Corp.(b)(c)	736	25,760
Myers Industries, Inc.	286	7,390
NewMarket Corp.	68	23,358
O-I Glass, Inc.(b)	1,429	31,752
Olin Corp.	1,199	69,242
Origin Materials, Inc.(b)(c)	986	4,733
Orion Engineered Carbons S.A. (Germany)	560	14,280
Pactiv Evergreen, Inc.(c)	409	4,421
Perimeter Solutions S.A.(b)(c)	1,304	11,162
Piedmont Lithium, Inc.(b)(c)	166	10,773
PureCycle Technologies, Inc.(b)(c)	753	4,804
Quaker Chemical Corp.(c)	116	22,710
Ramaco Resources, Inc.	203	2,020
Ranpak Holdings Corp.(b)(c)	401	2,526
Royal Gold, Inc.(c)	605	71,868
Ryerson Holding Corp.	153	5,497
Schnitzer Steel Industries, Inc., Class A	234	7,649
Scotts Miracle-Gro Co. (The)	383	31,598
Sensient Technologies Corp.	387	29,176
Silgan Holdings, Inc.	811	43,307
Sonoco Products Co.	898	53,036
Stepan Co.	205	21,338
Summit Materials, Inc., Class A(b)	1,091	32,228
SunCoke Energy, Inc.	768	7,304
Sylvamo Corp.	366	18,055
TimkenSteel Corp.(b)	348	6,365
Tredegar Corp.	251	2,917
TriMas Corp.	387	11,606
Trinseo PLC	258	5,980
Tronox Holdings PLC, Class A	1,067	16,645
United States Lime & Minerals, Inc.	21	3,387
United States Steel Corp.	2,158	66,100
Valvoline, Inc.	1,609	56,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Warrior Met Coal, Inc.	476	$18,217
Worthington Industries, Inc.	298	18,011

		1,963,158

Real Estate-7.29%
Acadia Realty Trust.	875	12,749
Agree Realty Corp.	816	57,756
Alexander & Baldwin, Inc.	668	12,472
Alexander’s, Inc.(c)	21	4,597
American Assets Trust, Inc.	474	11,959
Americold Realty Trust, Inc.	2,482	72,971
Anywhere Real Estate, Inc.(b)	1,009	5,842
Apartment Income REIT Corp.	1,381	52,202
Apartment Investment & Management Co., Class A	1,397	10,478
Apple Hospitality REIT, Inc.	2,002	33,053
Armada Hoffler Properties, Inc.	624	8,000
Brandywine Realty Trust	1,581	9,312
Brixmor Property Group, Inc.	2,763	62,554
Broadstone Net Lease, Inc.	1,595	28,311
CareTrust REIT, Inc.	894	17,585
CBL & Associates Properties, Inc.(c)	117	2,989
Centerspace	139	8,703
Chatham Lodging Trust	427	5,214
City Office REIT, Inc.	366	3,096
Community Healthcare Trust, Inc.	221	8,562
Compass, Inc.(b)	2,206	7,964
Corporate Office Properties Trust(c)	1,036	26,345
Cousins Properties, Inc.(c)	1,395	34,164
CubeSmart(c)	2,069	97,222
Cushman & Wakefield PLC(b)(c)	1,352	17,495
DiamondRock Hospitality Co.(c)	1,929	16,821
DigitalBridge Group, Inc.(c)	1,471	18,049
Douglas Elliman, Inc.	674	2,844
Douglas Emmett, Inc.	1,619	22,876
Easterly Government Properties, Inc.	795	12,005
EastGroup Properties, Inc.	401	65,471
Elme Communities	806	15,000
Empire State Realty Trust, Inc., Class A(c)	1,256	9,156
EPR Properties	691	28,220
Equity Commonwealth(c)	1,008	21,400
Essential Properties Realty Trust, Inc.(c)	1,312	33,797
eXp World Holdings, Inc.	633	7,647
Farmland Partners, Inc.(c)	478	5,124
Federal Realty Investment Trust	673	71,863
First Industrial Realty Trust, Inc.	1,217	64,197
Forestar Group, Inc.(b)	183	2,611
Four Corners Property Trust, Inc.(c)	773	20,987
FRP Holdings, Inc.(b)	57	3,115
Getty Realty Corp.	366	12,565
Gladstone Commercial Corp.(c)	365	4,993
Gladstone Land Corp.	304	5,350
Global Medical REIT, Inc.	573	5,764
Global Net Lease, Inc.(c)	956	13,499
Highwoods Properties, Inc.	969	25,678
Howard Hughes Corp. (The)(b)(c)	345	28,676
Hudson Pacific Properties, Inc.	1,298	11,981
Independence Realty Trust, Inc.(c)	2,064	37,338
Indus Realty Trust, Inc.	38	2,528
Innovative Industrial Properties, Inc.(c)	258	22,810

	Shares	Value
Real Estate-(continued)
InvenTrust Properties Corp.	621	$15,022
iStar, Inc.	786	6,052
JBG SMITH Properties.	943	16,267
Jones Lang LaSalle, Inc.(b)	437	76,239
Kennedy-Wilson Holdings, Inc.	1,142	19,083
Kilroy Realty Corp.	969	34,903
Kite Realty Group Trust(c)	2,018	43,831
Lamar Advertising Co., Class A	804	84,066
Life Storage, Inc.	783	94,367
LTC Properties, Inc.	373	13,361
LXP Industrial Trust.	2,540	26,492
Macerich Co. (The)(c)	1,979	23,649
Marcus & Millichap, Inc.	236	8,111
National Health Investors, Inc.(c)	400	22,000
National Retail Properties, Inc.	1,647	74,642
National Storage Affiliates Trust	795	33,628
Necessity Retail REIT, Inc. (The)(c)	1,237	8,486
NETSTREIT Corp.(c)	506	10,216
Newmark Group, Inc., Class A	1,387	11,124
NexPoint Residential Trust, Inc.	212	10,267
Office Properties Income Trust(c)	447	7,349
Omega Healthcare Investors, Inc.(c)	2,157	57,786
One Liberty Properties, Inc.(c)	155	3,511
Opendoor Technologies, Inc.(b)(c)	3,798	5,469
Orion Office REIT, Inc.(c)	522	4,468
Outfront Media, Inc.	1,285	22,423
Paramount Group, Inc.(c)	1,620	8,537
Park Hotels & Resorts, Inc.	2,071	28,476
Pebblebrook Hotel Trust(c)	1,211	17,281
Phillips Edison & Co., Inc.	1,079	36,783
Physicians Realty Trust(c)	2,103	31,187
Piedmont Office Realty Trust, Inc., Class A	1,137	10,404
Plymouth Industrial REIT, Inc.(c)	395	8,544
PotlatchDeltic Corp.	744	34,343
Rayonier, Inc.(c)	1,349	45,299
RE/MAX Holdings, Inc., Class A	168	3,106
Redfin Corp.(b)(c)	902	6,684
Retail Opportunity Investments Corp.	1,147	16,322
Rexford Industrial Realty, Inc.	1,690	102,177
RLJ Lodging Trust(c)	1,493	16,931
RMR Group, Inc. (The), Class A	144	4,052
RPT Realty, (Acquired 09/19/2017 - 02/28/2023; Cost $9,404)(d)	785	8,415
Ryman Hospitality Properties, Inc.	483	44,808
Sabra Health Care REIT, Inc.	2,128	25,344
Safehold, Inc.(c)	229	6,843
Saul Centers, Inc.	132	5,190
Seritage Growth Properties, Class A, (Acquired 10/01/2020 - 02/28/2023;
Cost $4,814)(b)(c)(d)	336	4,059
Service Properties Trust.	1,524	16,734
SITE Centers Corp.(c)	1,762	23,558
SL Green Realty Corp.	593	20,192
Spirit Realty Capital, Inc.(c)	1,287	52,999
St. Joe Co. (The)	296	12,678
STAG Industrial, Inc.	1,651	55,540
Summit Hotel Properties, Inc.	985	7,289
Sunstone Hotel Investors, Inc.(c)	1,938	20,485
Tanger Factory Outlet Centers, Inc.(c)	961	18,153
Tejon Ranch Co.(b)	195	3,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Terreno Realty Corp.(c)	701	$43,609
UMH Properties, Inc.	488	8,301
Uniti Group, Inc.(c)	2,185	11,996
Universal Health Realty Income Trust	121	6,415
Urban Edge Properties(c)	1,082	16,663
Urstadt Biddle Properties, Inc., Class A	275	4,758
Veris Residential, Inc.(b)	713	11,508
Vornado Realty Trust	1,502	29,710
WeWork, Inc., Class A(b)(c)	1,631	1,892
Whitestone REIT	432	4,082
Xenia Hotels & Resorts, Inc.(c)	1,049	14,728

		2,786,593

Utilities-2.57%
ALLETE, Inc.	527	32,247
Altus Power, Inc.(b)(c)	439	2,972
American States Water Co.	340	30,362
Artesian Resources Corp., Class A(c)	79	4,450
Avista Corp.	680	27,962
Black Hills Corp.	600	36,846
California Water Service Group	505	28,906
Chesapeake Utilities Corp.	163	20,879
Clearway Energy, Inc., Class A	319	9,477
Clearway Energy, Inc., Class C	757	23,777
Hawaiian Electric Industries, Inc.	1,008	40,774
IDACORP, Inc.	466	48,184
MGE Energy, Inc.	333	23,570
Middlesex Water Co.	162	12,393
Montauk Renewables, Inc.(b)(c)	595	5,867
National Fuel Gas Co.	801	45,881
New Jersey Resources Corp.(c)	888	45,315
NextEra Energy Partners L.P	797	52,809
Northwest Natural Holding Co.	323	15,614
NorthWestern Corp.	532	30,739
OGE Energy Corp.	1,844	65,868
ONE Gas, Inc.	499	40,000
Ormat Technologies, Inc.	413	34,907
Otter Tail Corp.(c)	345	24,457
Pinnacle West Capital Corp.	1,042	76,774

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
PNM Resources, Inc.	751	$36,799
Portland General Electric Co.(c)	822	39,292
SJW Group	223	17,046
Southwest Gas Holdings, Inc.(c)	618	38,940
Spire, Inc.	484	34,074
Star Group L.P	301	3,784
Sunnova Energy International, Inc.(b)	953	16,944
Unitil Corp.	148	8,039
York Water Co. (The)	132	5,739

		981,687

Total Common Stocks & Other Equity Interests (Cost $42,761,909)		38,124,251

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(f)(h) (Cost $32,362)	32,362	32,362

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $42,794,271)		38,156,613

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.25%
Invesco Private Government Fund, 4.58%(f)(h)(i)	2,978,819	2,978,819
Invesco Private Prime Fund, 4.83%(f)(h)(i)	7,813,722	7,815,284

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,794,672)		10,794,103

TOTAL INVESTMENTS IN SECURITIES-128.10% (Cost $53,588,943)		48,950,716
OTHER ASSETS LESS LIABILITIES-(28.10)%		(10,737,894)

NET ASSETS-100.00%.		$38,212,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The aggregate value of these securities at February 28, 2023 was $17,380, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Mortgage Capital, Inc.	$3,575	$1,494	$(182)	$(763)	$(39)	$4,085	$314

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	15,920	492,059	(475,617)	-	-	32,362	179

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,267,562	7,120,484	(6,409,227)	-	-	2,978,819	43,946	*

Invesco Private Prime Fund	5,771,524	15,689,823	(13,646,436)	(988)	1,361	7,815,284	119,767	*

Total	$8,058,581	$23,303,860	$(20,531,462)	$(1,751)	$1,322	$10,830,550	$164,206

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Industrials	17.40

Financials	16.61

Consumer Discretionary	13.90

Information Technology	13.04

Health Care	12.83

Real Estate	7.29

Materials	5.14

Energy	4.82

Consumer Staples	3.61

Sector Types Each Less Than 3%	5.13

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-44.34%
U.S. Treasury Bonds-11.06%
7.50%, 11/15/2024	$20,000	$20,873
7.63%, 02/15/2025	125,000	131,484
6.88%, 08/15/2025	25,000	26,307
6.00%, 02/15/2026	30,000	31,255
6.75%, 08/15/2026	20,000	21,496
6.63%, 02/15/2027	35,000	37,924
5.50%, 08/15/2028	30,000	31,898
5.25%, 11/15/2028	30,000	31,695
5.25%, 02/15/2029	15,000	15,857
6.13%, 08/15/2029	35,000	38,989
5.38%, 02/15/2031	30,000	32,835
4.50%, 02/15/2036	40,000	42,739
4.75%, 02/15/2037	110,000	120,390
5.00%, 05/15/2037	45,000	50,353
4.38%, 02/15/2038	100,000	104,828
4.50%, 05/15/2038	55,000	58,378
3.50%, 02/15/2039	50,000	47,131
4.25%, 05/15/2039	80,000	82,481
4.38%, 11/15/2039	85,000	88,964
4.38%, 05/15/2040	125,000	130,466
1.13%, 08/15/2040	200,000	126,051
1.38%, 11/15/2040	120,000	78,905
1.88% - 4.75%, 02/15/2041	305,000	257,887
2.25% - 4.38%, 05/15/2041	233,000	208,467
3.75%, 08/15/2041	70,000	67,231
2.00% - 3.13%, 11/15/2041	325,000	253,221
3.13%, 02/15/2042	150,000	130,632
3.00% - 3.25%, 05/15/2042	112,000	97,406
3.38%, 08/15/2042	140,000	126,088
3.13%, 02/15/2043	60,000	51,743
2.88%, 05/15/2043	115,000	95,216
3.63%, 08/15/2043	100,000	93,182
3.75%, 11/15/2043	40,000	37,936
3.63%, 02/15/2044	115,000	106,795
3.13%, 08/15/2044	60,000	51,346
3.00%, 11/15/2044	70,000	58,602
2.50%, 02/15/2045	110,000	84,105
3.00%, 05/15/2045	100,000	83,533
2.88%, 08/15/2045	100,000	81,611
2.50%, 02/15/2046	120,000	91,266
2.25%, 08/15/2046	125,000	90,273
2.88%, 11/15/2046	60,000	48,926
3.00%, 02/15/2047	100,000	83,297
3.00%, 05/15/2047	47,000	39,168
2.75%, 08/15/2047	130,000	103,419
2.75%, 11/15/2047	35,000	27,850
3.38%, 11/15/2048	120,000	107,423
3.00%, 02/15/2049	170,000	142,329
2.88%, 05/15/2049	55,000	45,010
2.25%, 08/15/2049	100,000	71,775
2.38%, 11/15/2049	180,000	132,845
2.00%, 02/15/2050	75,000	50,773
1.25%, 05/15/2050	125,000	69,385
1.38%, 08/15/2050	100,000	57,359
1.63%, 11/15/2050	100,000	61,305
1.88%, 02/15/2051	190,000	124,123

	Principal Amount	Value
U.S. Treasury Bonds-(continued)
2.38%, 05/15/2051	$200,000	$146,891
2.00%, 08/15/2051	185,000	124,423
1.88%, 11/15/2051	190,000	123,626
2.25%, 02/15/2052	135,000	96,304
2.88%, 05/15/2052	100,000	81,910
4.00%, 11/15/2052	125,000	127,266
3.63%, 02/15/2053	25,000	23,809

		5,307,055

U.S. Treasury Notes-33.28%
1.50%, 02/29/2024	150,000	144,728
0.25%, 03/15/2024	190,000	180,658
2.13%, 03/31/2024	150,000	145,260
0.38%, 04/15/2024	140,000	132,814
0.25% - 2.50%, 05/15/2024	500,000	480,857
2.00%, 05/31/2024	170,000	163,638
0.25%, 06/15/2024	100,000	93,998
1.75% - 3.00%, 06/30/2024	290,000	280,025
0.38%, 07/15/2024	195,000	182,934
2.13%, 07/31/2024	100,000	96,006
0.38% - 2.38%, 08/15/2024	335,000	317,601
1.25% - 1.88%, 08/31/2024	235,000	223,080
0.38%, 09/15/2024	125,000	116,516
1.50% - 2.13%, 09/30/2024	250,000	237,825
0.75%, 11/15/2024	200,000	186,391
2.13% - 4.50%, 11/30/2024	225,000	218,506
1.00%, 12/15/2024	120,000	112,027
1.75% - 4.25%, 12/31/2024	300,000	288,047
1.13%, 01/15/2025	120,000	112,066
2.50% - 4.13%, 01/31/2025	350,000	339,642
2.00%, 02/15/2025	185,000	175,385
1.13%, 02/28/2025	135,000	125,640
1.75%, 03/15/2025	140,000	131,772
0.50%, 03/31/2025	95,000	87,077
0.38%, 04/30/2025	125,000	113,904
2.13% - 2.75%, 05/15/2025	350,000	333,034
2.88%, 06/15/2025	125,000	120,156
0.25%, 06/30/2025	110,000	99,462
3.00%, 07/15/2025	140,000	134,821
0.25%, 07/31/2025	190,000	171,215
0.25%, 08/31/2025	110,000	98,813
3.50%, 09/15/2025	100,000	97,385
4.25%, 10/15/2025	100,000	99,170
2.25%, 11/15/2025	195,000	183,650
0.38% - 2.88%, 11/30/2025	225,000	208,092
4.00%, 12/15/2025	110,000	108,539
2.63%, 12/31/2025	100,000	95,109
3.88%, 01/15/2026	100,000	98,289
0.38%, 01/31/2026	125,000	111,064
1.63%, 02/15/2026	125,000	115,168
0.50%, 02/28/2026	300,000	266,766
0.75%, 04/30/2026	215,000	191,707
1.63%, 05/15/2026	210,000	192,470
0.75%, 05/31/2026	155,000	137,835
0.88%, 06/30/2026	150,000	133,714
0.63%, 07/31/2026	200,000	176,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.50%, 08/15/2026	$200,000	$181,555
0.88% - 1.63%, 09/30/2026	295,000	262,400
1.13% - 1.63%, 10/31/2026	235,000	211,201
2.00%, 11/15/2026	120,000	110,395
1.25%, 12/31/2026	75,000	66,885
1.50%, 01/31/2027	140,000	125,836
1.88%, 02/28/2027	170,000	154,839
0.63% - 2.50%, 03/31/2027	280,000	253,998
2.75%, 04/30/2027	165,000	155,319
0.50%, 05/31/2027	130,000	111,094
0.50% - 3.25%, 06/30/2027	250,000	223,854
2.25%, 08/15/2027	185,000	170,106
0.50%, 08/31/2027	105,000	89,078
0.38%, 09/30/2027	150,000	126,182
4.13%, 10/31/2027	120,000	119,412
2.25%, 11/15/2027	110,000	100,811
0.63%, 11/30/2027	160,000	135,597
0.63%, 12/31/2027	215,000	181,793
0.75% - 3.50%, 01/31/2028	230,000	207,317
1.13% - 4.00%, 02/29/2028	200,000	179,143
1.25%, 03/31/2028	150,000	130,090
1.25%, 04/30/2028	165,000	142,802
1.25%, 05/31/2028	200,000	172,758
1.25%, 06/30/2028	200,000	172,430
2.88%, 08/15/2028	220,000	206,220
3.13%, 11/15/2028	85,000	80,591
1.50%, 11/30/2028	115,000	99,619
1.38%, 12/31/2028	95,000	81,637
1.75%, 01/31/2029	180,000	157,683
2.63%, 02/15/2029	185,000	170,337
2.88%, 04/30/2029	135,000	125,882
2.38%, 05/15/2029	175,000	158,395
2.63%, 07/31/2029	135,000	123,815
3.13%, 08/31/2029	100,000	94,453
3.88%, 09/30/2029	100,000	98,672
4.00%, 10/31/2029	105,000	104,397
1.75%, 11/15/2029	145,000	126,190
3.88%, 11/30/2029	100,000	98,734
1.50%, 02/15/2030	110,000	93,427
4.00%, 02/28/2030	75,000	74,725
0.63%, 05/15/2030	145,000	114,714
0.63%, 08/15/2030	320,000	251,737
0.88%, 11/15/2030	115,000	91,915
1.13%, 02/15/2031	255,000	207,546
1.63%, 05/15/2031	235,000	197,602
1.25%, 08/15/2031	255,000	206,769
1.38%, 11/15/2031	350,000	284,963
1.88%, 02/15/2032.	305,000	258,440
2.88%, 05/15/2032	200,000	183,969
2.75%, 08/15/2032	305,000	277,216
4.13%, 11/15/2032	210,000	213,380
3.50%, 02/15/2033	125,000	120,889
3.88%, 02/15/2043	20,000	19,406

		15,967,304

Total U.S. Treasury Securities (Cost $22,783,679)		21,274,359

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-27.85%
Advertising-0.10%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$50,000	$47,660

Aerospace & Defense-0.58%
BAE Systems PLC (United Kingdom), 5.80%, 10/11/2041(b)	50,000	50,597
Boeing Co. (The), 4.88%, 05/01/2025	50,000	49,318
General Dynamics Corp., 2.25%, 06/01/2031	50,000	41,673
Lockheed Martin Corp., 4.50%, 05/15/2036	50,000	47,720
Raytheon Technologies Corp.
7.20%, 08/15/2027	50,000	54,888
3.03%, 03/15/2052	50,000	34,555

		278,751

Agricultural & Farm Machinery-0.09%
John Deere Capital Corp., 0.70%, 01/15/2026	50,000	44,390

Air Freight & Logistics-0.08%
FedEx Corp., 2.40%, 05/15/2031	50,000	40,669

Airlines-0.09%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	46,000	44,705

Asset Management & Custody Banks-0.29%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	25,000	23,478
Bank of New York Mellon Corp. (The), 4.41%, 07/24/2026(c)	50,000	49,063
BlackRock, Inc., 2.40%, 04/30/2030	25,000	21,322
State Street Corp., 1.68%, 11/18/2027(c)	50,000	44,243

		138,106

Auto Parts & Equipment-0.10%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	50,000	48,841

Automobile Manufacturers-0.40%
BMW US Capital LLC (Germany), 3.90%, 04/09/2025(b)	50,000	48,726
General Motors Financial Co., Inc., 3.80%, 04/07/2025	50,000	48,121
Hyundai Capital America, 1.30%, 01/08/2026(b)	50,000	44,298
Toyota Motor Credit Corp., 4.55%, 09/20/2027	50,000	49,214

		190,359

Biotechnology-0.36%
AbbVie, Inc.
3.60%, 05/14/2025	50,000	48,130
4.05%, 11/21/2039	50,000	42,220
Amgen, Inc., 2.45%, 02/21/2030	50,000	42,000
Gilead Sciences, Inc., 4.15%, 03/01/2047	50,000	41,862

		174,212

Brewers-0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 02/01/2046	50,000	45,895
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.38%, 04/15/2038	50,000	44,778

		90,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Building Products-0.09%
Carrier Global Corp., 2.72%, 02/15/2030	$50,000	$42,235

Cable & Satellite-0.33%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 5.50%, 04/01/2063	50,000	38,907
Comcast Corp.
3.70%, 04/15/2024	50,000	49,113
4.00%, 08/15/2047	50,000	40,652
2.94%, 11/01/2056	50,000	31,401

		160,073

Commodity Chemicals-0.07%
LYB International Finance III LLC, 3.38%, 10/01/2040	50,000	35,974

Computer & Electronics Retail-0.10%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	49,012

Construction Machinery & Heavy Trucks-0.10%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	50,000	48,295

Construction Materials-0.10%
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	50,000	46,526

Consumer Finance-0.35%
Ally Financial, Inc., 4.63%, 03/30/2025	50,000	48,962
American Express Co., 3.30%, 05/03/2027	50,000	46,747
Capital One Financial Corp., 4.20%, 10/29/2025	50,000	48,298
Synchrony Financial, 3.95%, 12/01/2027	25,000	22,758

		166,765

Copper-0.10%
Southern Copper Corp. (Mexico), 5.88%, 04/23/2045	50,000	50,340

Data Processing & Outsourced Services-0.22%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	50,000	34,525
Mastercard, Inc., 2.00%, 11/18/2031	50,000	40,493
Visa, Inc., 2.00%, 08/15/2050	50,000	29,725

		104,743

Diversified Banks-4.44%
Asian Development Bank (Supranational), 3.13%, 08/20/2027	50,000	47,561
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	44,170
Bank of America Corp.
1.53%, 12/06/2025(c)	50,000	46,504
3.50%, 04/19/2026	50,000	47,661
3.42%, 12/20/2028(c)	50,000	45,529
1.92%, 10/24/2031(c)	50,000	38,791
2.97%, 02/04/2033(c)	25,000	20,471
3.31%, 04/22/2042(c)	25,000	18,609
5.00%, 01/21/2044	50,000	47,421
Bank of Montreal (Canada), 4.80%(c)(d)	50,000	46,694
Bank of Nova Scotia (The) (Canada)
0.70%, 04/15/2024.	50,000	47,430
4.85%, 02/01/2030	50,000	48,541

	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
3.89%, 01/10/2028(c)	$50,000	$47,017
4.66%, 05/24/2028(c)	50,000	48,388
3.06%, 01/25/2033(c)	50,000	41,084
4.65%, 07/23/2048	50,000	44,929
European Bank for Reconstruction and Development (Supranational), 0.50%, 05/19/2025	50,000	45,470
European Investment Bank (Supranational)
2.75%, 08/15/2025	50,000	47,842
1.25%, 02/14/2031	50,000	40,613
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(c)	200,000	189,495
Inter-American Development Bank (Supranational)
3.25%, 07/01/2024	50,000	48,763
1.50%, 01/13/2027	50,000	44,856
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	45,788
JPMorgan Chase & Co.
2.60%, 02/24/2026(c)	50,000	47,110
1.47%, 09/22/2027(c)	50,000	43,372
2.18%, 06/01/2028(c)	50,000	43,779
2.74%, 10/15/2030(c)	50,000	42,209
2.96%, 05/13/2031(c)	50,000	42,032
2.96%, 01/25/2033(c)	50,000	41,221
3.16%, 04/22/2042(c)	50,000	36,658
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	50,000	39,099
Landwirtschaftliche Rentenbank (Germany), 0.88%, 03/30/2026	50,000	44,733
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 03/02/2025	50,000	48,434
3.96%, 03/02/2028	50,000	47,104
Oesterreichische Kontrollbank AG (Austria), 0.50%, 02/02/2026	50,000	44,393
Royal Bank of Canada (Canada), 2.05%, 01/21/2027	50,000	44,876
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	50,000	49,338
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.78%, 03/09/2026	100,000	95,479
Toronto-Dominion Bank (The) (Canada), 1.45%, 01/10/2025(e)	50,000	46,694
U.S. Bancorp, 4.97%, 07/22/2033(c)	50,000	47,730
Wells Fargo & Co.
3.00%, 10/23/2026	50,000	46,183
3.35%, 03/02/2033(c)	50,000	42,307
5.01%, 04/04/2051(c)	50,000	46,106
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(c)	50,000	46,505

		2,128,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Capital Markets-0.25%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	$75,000	$71,626
Macquarie Group Ltd. (Australia), 4.10%, 06/21/2028(b)(c)	50,000	47,071

		118,697

Diversified Chemicals-0.17%
Celanese US Holdings LLC, 1.40%, 08/05/2026	50,000	42,631
Dow Chemical Co. (The), 2.10%, 11/15/2030(e)	50,000	40,405

		83,036

Diversified Metals & Mining-0.10%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(b)	50,000	47,497

Diversified REITs-0.10%
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 06/15/2025(b)	50,000	48,029

Drug Retail-0.09%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	50,000	42,446

Education Services-0.09%
University of Southern California, Series 2017, 3.84%, 10/01/2047	50,000	43,102

Electric Utilities-1.68%
Arizona Public Service Co., 4.70%, 01/15/2044	50,000	42,540
Atlantic City Electric Co., 4.00%, 10/15/2028	50,000	47,073
Berkshire Hathaway Energy Co., 4.45%, 01/15/2049	50,000	43,264
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	41,837
Commonwealth Edison Co., 2.20%, 03/01/2030	25,000	20,883
Consolidated Edison Co. of New York, Inc., 3.85%, 06/15/2046	50,000	38,681
Duke Energy Corp.
3.15%, 08/15/2027	50,000	46,018
5.00%, 08/15/2052	25,000	22,266
Enel Americas S.A. (Chile), 4.00%, 10/25/2026(e)	50,000	48,719
Entergy Corp., 2.80%, 06/15/2030	25,000	20,970
Entergy Louisiana LLC, 4.00%, 03/15/2033	25,000	22,549
Georgia Power Co., 4.30%, 03/15/2043	50,000	42,010
Interstate Power and Light Co., 3.10%, 11/30/2051	25,000	16,572
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/2029	50,000	42,631
Niagara Mohawk Power Corp., 2.76%, 01/10/2032(b)	50,000	40,522
Ohio Power Co., Series P, 2.60%, 04/01/2030	50,000	42,332
Oncor Electric Delivery Co. LLC, 3.70%, 05/15/2050	50,000	39,470
Pacific Gas and Electric Co.
6.15%, 01/15/2033	50,000	49,412
4.75%, 02/15/2044	50,000	39,239

	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., Series 08-A, 5.95%, 02/01/2038	$25,000	$25,505
Union Electric Co., 3.50%, 04/15/2024	50,000	48,906
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	25,000	26,118

		807,517

Financial Exchanges & Data-0.09%
S&P Global, Inc., 2.45%, 03/01/2027(b)	50,000	45,529

Food Distributors-0.10%
Sysco Corp., 3.25%, 07/15/2027	50,000	46,222

Footwear-0.10%
NIKE, Inc., 2.40%, 03/27/2025	50,000	47,713

Forest Products-0.10%
West Fraser Timber Co. Ltd. (Canada), 4.35%, 10/15/2024(b)	50,000	48,624

Gas Utilities-0.15%
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027(b)	50,000	47,864
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	25,000	25,170

		73,034

General Merchandise Stores-0.10%
Target Corp., 3.38%, 04/15/2029	50,000	46,141

Health Care Equipment-0.24%
Abbott Laboratories, 4.90%, 11/30/2046	25,000	24,607
Baxter International, Inc., 2.60%, 08/15/2026	50,000	45,542
Becton, Dickinson and Co., 4.30%, 08/22/2032	50,000	46,492

		116,641

Health Care Facilities-0.19%
CommonSpirit Health, 4.19%, 10/01/2049	50,000	40,026
HCA, Inc., 5.00%, 03/15/2024	50,000	49,680

		89,706

Health Care REITs-0.16%
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	50,000	35,790
Ventas Realty L.P., 3.00%, 01/15/2030	50,000	42,568

		78,358

Health Care Services-0.43%
Cigna Group (The)
3.05%, 10/15/2027	50,000	45,787
5.38%, 02/15/2042	50,000	46,673
CVS Health Corp.
3.25%, 08/15/2029	50,000	44,183
4.78%, 03/25/2038	25,000	22,726
5.05%, 03/25/2048	20,000	17,966
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	50,000	29,783

		207,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Home Improvement Retail-0.23%
Home Depot, Inc. (The)
5.88%, 12/16/2036	$25,000	$26,776
4.20%, 04/01/2043	50,000	43,785
Lowe’s Cos., Inc., 1.30%, 04/15/2028	50,000	41,385

		111,946

Hotels, Resorts & Cruise Lines-0.10%
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	50,000	47,235

Household Products-0.08%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	17,590
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	22,688

		40,278

Hypermarkets & Super Centers-0.08%
Walmart, Inc., 1.80%, 09/22/2031	50,000	40,382

Independent Power Producers & Energy Traders-0.08%
Tennessee Valley Authority, 1.50%, 09/15/2031	50,000	39,701

Industrial Conglomerates-0.12%
3M Co., 3.70%, 04/15/2050(e)	25,000	19,402
Honeywell International, Inc., 2.80%, 06/01/2050	50,000	36,196

		55,598

Insurance Brokers-0.11%
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	50,000	51,951

Integrated Oil & Gas-0.66%
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	50,000	46,620
Chevron USA, Inc., 1.02%, 08/12/2027	50,000	42,710
Equinor ASA (Norway), 2.88%, 04/06/2025	50,000	47,843
Exxon Mobil Corp.
3.04%, 03/01/2026	50,000	47,391
4.33%, 03/19/2050	50,000	44,456
Shell International Finance B.V. (Netherlands)
2.75%, 04/06/2030	50,000	43,924
4.38%, 05/11/2045	50,000	44,280

		317,224

Integrated Telecommunication Services-0.58%
AT&T, Inc.
1.65%, 02/01/2028	75,000	63,755
2.25%, 02/01/2032	50,000	39,061
3.55%, 09/15/2055	50,000	33,910
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	50,000	60,539
Verizon Communications, Inc.
2.63%, 08/15/2026	50,000	45,943
3.70%, 03/22/2061	50,000	35,189

		278,397

Interactive Media & Services-0.09%
Alphabet, Inc., 0.80%, 08/15/2027	50,000	42,669

	Principal Amount	Value
Internet & Direct Marketing Retail-0.25%
Amazon.com, Inc.
1.00%, 05/12/2026	$50,000	$44,283
2.10%, 05/12/2031	50,000	41,155
3.10%, 05/12/2051	50,000	35,856

		121,294

Investment Banking & Brokerage-1.11%
Charles Schwab Corp. (The), 2.45%, 03/03/2027	50,000	45,380
Goldman Sachs Group, Inc. (The)
2.64%, 02/24/2028(c)	50,000	44,707
2.38%, 07/21/2032(c)	50,000	39,302
6.75%, 10/01/2037	50,000	53,294
4.02%, 10/31/2038(c)	50,000	41,371
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	50,000	51,752
Morgan Stanley
3.70%, 10/23/2024	50,000	48,728
2.19%, 04/28/2026(c)	50,000	46,624
3.62%, 04/01/2031(c)	50,000	44,312
4.89%, 07/20/2033(c)	50,000	47,510
4.30%, 01/27/2045	25,000	21,522
Series F, 3.88%, 04/29/2024	50,000	49,225

		533,727

IT Consulting & Other Services-0.11%
International Business Machines Corp., 6.22%, 08/01/2027	50,000	52,473

Life & Health Insurance-0.59%
Aflac, Inc., 6.45%, 08/15/2040	50,000	52,707
Athene Global Funding, 1.45%, 01/08/2026(b)(e)	50,000	43,968
MetLife, Inc., 6.40%, 12/15/2036	50,000	50,245
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	50,000	41,460
Protective Life Corp., 3.40%, 01/15/2030(b)	50,000	43,612
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	50,000	49,097

		281,089

Life Sciences Tools & Services-0.08%
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	50,000	39,948

Managed Health Care-0.24%
Elevance Health, Inc., 3.70%, 09/15/2049	50,000	37,854
UnitedHealth Group, Inc.
2.00%, 05/15/2030	25,000	20,516
6.88%, 02/15/2038	50,000	57,984

		116,354

Motorcycle Manufacturers-0.08%
Harley-Davidson, Inc., 4.63%, 07/28/2045	50,000	39,137

Movies & Entertainment-0.35%
Netflix, Inc., 5.38%, 11/15/2029(b)	50,000	49,261
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	26,792
Walt Disney Co. (The), 4.75%, 09/15/2044	10,000	9,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Movies & Entertainment-(continued)
Warnermedia Holdings, Inc.
4.28%, 03/15/2032(b)	$50,000	$43,193
5.14%, 03/15/2052(b)	50,000	39,228

		167,727

Multi-line Insurance-0.17%
American International Group, Inc., 4.50%, 07/16/2044	50,000	43,433
New York Life Insurance Co., 3.75%, 05/15/2050(b)	50,000	39,428

		82,861

Multi-Utilities-0.26%
Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	50,000	46,039
Public Service Electric & Gas Co., 3.15%, 01/01/2050	50,000	36,188
Sempra Energy, 3.80%, 02/01/2038	50,000	41,035

		123,262

Oil & Gas Equipment & Services-0.12%
Halliburton Co., 7.45%, 09/15/2039	50,000	56,874

Oil & Gas Exploration & Production-0.26%
ConocoPhillips Co., 3.80%, 03/15/2052	50,000	39,750
Devon Energy Corp., 5.00%, 06/15/2045	50,000	42,421
Diamondback Energy, Inc., 3.50%, 12/01/2029	50,000	44,190

		126,361

Oil & Gas Refining & Marketing-0.10%
Marathon Petroleum Corp., 3.63%, 09/15/2024	50,000	48,706

Oil & Gas Storage & Transportation-0.85%
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	50,000	46,858
Energy Transfer L.P.
3.90%, 05/15/2024	20,000	19,548
3.90%, 07/15/2026	50,000	47,228
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	42,732
Kinder Morgan, Inc., 3.25%, 08/01/2050	50,000	31,752
MPLX L.P., 4.50%, 04/15/2038	50,000	42,736
ONEOK, Inc., 3.10%, 03/15/2030	50,000	42,460
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	50,000	42,432
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	45,627
Williams Cos., Inc. (The), 3.90%, 01/15/2025	50,000	48,552

		409,925

Other Diversified Financial Services-0.04%
Corebridge Financial, Inc., 4.40%, 04/05/2052(b)	25,000	19,964

Packaged Foods & Meats-0.37%
Conagra Brands, Inc., 4.60%, 11/01/2025	50,000	48,932
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 05/15/2032(b)	50,000	38,167
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	50,000	45,751
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	45,329

		178,179

	Principal Amount	Value
Paper Packaging-0.10%
WRKCo, Inc., 4.00%, 03/15/2028	$50,000	$46,732

Personal Products-0.10%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	50,000	47,146

Pharmaceuticals-0.65%
Bayer US Finance II LLC (Germany), 4.40%, 07/15/2044(b)	50,000	40,044
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	50,000	47,912
GlaxoSmithKline Capital PLC (United Kingdom), 3.00%, 06/01/2024	50,000	48,701
Merck & Co., Inc., 2.75%, 12/10/2051	75,000	50,203
Novartis Capital Corp. (Switzerland), 1.75%, 02/14/2025	50,000	46,972
Pfizer, Inc., 3.40%, 05/15/2024	25,000	24,492
Wyeth LLC, 6.00%, 02/15/2036	50,000	53,499

		311,823

Property & Casualty Insurance-0.14%
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	50,000	47,650
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	25,000	17,378

		65,028

Railroads-0.37%
Burlington Northern Santa Fe LLC, 4.05%, 06/15/2048	50,000	41,962
Canadian National Railway Co. (Canada), 3.50%, 11/15/2042	50,000	37,342
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	50,000	51,216
Union Pacific Corp., 2.15%, 02/05/2027	50,000	45,240

		175,760

Regional Banks-0.95%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	50,000	48,289
Fifth Third Bancorp, 3.95%, 03/14/2028	50,000	47,448
Huntington Bancshares, Inc., 2.55%, 02/04/2030	50,000	41,891
KeyCorp, 2.55%, 10/01/2029	50,000	42,327
M&T Bank Corp., 5.05%, 01/27/2034(c)	50,000	47,743
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	50,000	46,731
Santander Holdings USA, Inc., 3.24%, 10/05/2026	50,000	46,133
SVB Financial Group, 2.10%, 05/15/2028	50,000	42,044
Truist Financial Corp., 2.50%, 08/01/2024(e)	50,000	48,032
Valley National Bancorp, 3.00%, 06/15/2031(c)	50,000	44,296

		454,934

Reinsurance-0.10%
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	50,000	46,246

Residential REITs-0.17%
AvalonBay Communities, Inc., 4.35%, 04/15/2048	50,000	41,969
Essex Portfolio L.P., 1.65%, 01/15/2031	50,000	37,660

		79,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Restaurants-0.09%
McDonald’s Corp., 4.20%, 04/01/2050	$50,000	$41,625

Retail REITs-0.09%
Simon Property Group L.P., 1.75%, 02/01/2028	50,000	42,780

Semiconductor Equipment-0.10%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	50,000	46,950

Semiconductors-0.58%
Broadcom, Inc.
4.15%, 04/15/2032(b)(e)	50,000	44,109
3.19%, 11/15/2036(b)	50,000	36,232
Intel Corp.
2.45%, 11/15/2029	50,000	42,088
5.70%, 02/10/2053	50,000	48,893
NVIDIA Corp., 1.55%, 06/15/2028	50,000	42,520
QUALCOMM, Inc., 3.25%, 05/20/2050	25,000	18,428
Texas Instruments, Inc., 1.13%, 09/15/2026	50,000	44,001

		276,271

Soft Drinks-0.28%
Coca-Cola Co. (The)
3.45%, 03/25/2030.	50,000	46,021
2.25%, 01/05/2032(e)	50,000	41,301
PepsiCo, Inc., 3.60%, 02/18/2028	50,000	47,697

		135,019

Sovereign Debt-2.62%
Caisse d’Amortissement de la Dette Sociale (France), 3.38%, 03/20/2024(b)	100,000	97,972
Canada Government International Bond (Canada)
1.63%, 01/22/2025	60,000	56,554
0.75%, 05/19/2026	100,000	88,860
Colombia Government International Bond (Colombia), 6.13%, 01/18/2041	100,000	78,500
Export Development Canada (Canada), 3.38%, 08/26/2025	50,000	48,503
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	50,000	49,978
International Finance Corp. (Supranational), 3.63%, 09/15/2025	50,000	48,813
Mexico Government International Bond (Mexico)
5.55%, 01/21/2045	60,000	55,449
5.75%, 10/12/2110	70,000	62,000
Panama Government International Bond (Panama), 8.88%, 09/30/2027	100,000	115,215
Peruvian Government International Bond (Peru), 3.55%, 03/10/2051	100,000	71,301
Philippine Government International Bond (Philippines)
10.63%, 03/16/2025	50,000	55,754
9.50%, 02/02/2030	25,000	31,702
Province of Alberta (Canada), 3.30%, 03/15/2028	50,000	47,358
Province of British Columbia (Canada)
0.90%, 07/20/2026	50,000	44,224
1.30%, 01/29/2031	100,000	80,105
Province of Ontario (Canada), 2.13%, 01/21/2032	100,000	83,793

	Principal Amount	Value
Sovereign Debt-(continued)
Republic of Italy Government International Bond (Italy), 5.38%, 06/15/2033	$50,000	$48,851
Romanian Government International Bond (Romania), 5.13%, 06/15/2048(b)	50,000	41,715
Uruguay Government International Bond (Uruguay), 4.38%, 01/23/2031	50,000	48,817

		1,255,464

Specialized REITs-0.30%
American Tower Corp., 1.45%, 09/15/2026	50,000	43,493
Crown Castle Inc., 5.20%, 02/15/2049	50,000	45,158
Crown Castle, Inc., 2.50%, 07/15/2031	50,000	40,370
Equinix, Inc., 1.55%, 03/15/2028	20,000	16,650

		145,671

Specialty Chemicals-0.10%
Albemarle Corp., 5.05%, 06/01/2032	50,000	47,572

Steel-0.18%
Nucor Corp., 3.95%, 05/23/2025	25,000	24,322
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	16,896
Vale Overseas Ltd. (Brazil), 3.75%, 07/08/2030	50,000	43,527

		84,745

Systems Software-0.43%
Microsoft Corp.
3.50%, 02/12/2035.	50,000	45,287
3.50%, 11/15/2042	50,000	42,499
Oracle Corp.
1.65%, 03/25/2026	50,000	44,694
3.60%, 04/01/2040	50,000	36,963
3.95%, 03/25/2051	50,000	35,955

		205,398

Technology Distributors-0.18%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	100,000	86,332

Technology Hardware, Storage & Peripherals-0.34%
Apple, Inc.
0.70%, 02/08/2026	50,000	44,382
3.75%, 09/12/2047	50,000	41,896
2.80%, 02/08/2061	50,000	32,117
HP, Inc., 3.40%, 06/17/2030	50,000	42,712

		161,107

Tobacco-0.24%
Altria Group, Inc., 2.35%, 05/06/2025	50,000	46,892
BAT Capital Corp. (United Kingdom), 5.65%, 03/16/2052	50,000	42,239
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	24,896

		114,027

Water Utilities-0.04%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	18,559

Wireless Telecommunication Services-0.27%
Rogers Communications, Inc. (Canada), 2.95%, 03/15/2025(b)	50,000	47,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc., 4.50%, 04/15/2050	$50,000	$41,526
Vodafone Group PLC (United Kingdom), 4.38%, 02/19/2043	50,000	40,893

		129,847

Total U.S. Dollar Denominated Bonds & Notes (Cost $14,292,176)		13,362,655

U.S. Government Sponsored Agency Mortgage-Backed Securities-22.42%
Collateralized Mortgage Obligations-0.19%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2019-K092, Class A2, 3.30%, 04/25/2029	100,000	93,404

Federal Farm Credit Bank (FFCB)-0.20%
0.88%, 11/18/2024	50,000	46,675
1.75%, 02/14/2025	50,000	47,099

		93,774

Federal Home Loan Bank (FHLB)-0.29%
0.38%, 09/04/2025	50,000	45,005
3.25%, 11/16/2028	100,000	95,128

		140,133

Federal Home Loan Mortgage Corp. (FHLMC)-3.70%
0.38%, 07/21/2025 to 09/23/2025	150,000	135,231
2.50%, 09/01/2028 to 06/01/2052	457,428	392,111
3.00%, 11/01/2028 to 09/01/2049	93,859	84,960
1.50%, 04/01/2037	92,695	80,213
3.50%, 02/01/2043 to 10/01/2047	83,762	78,256
4.00%, 08/01/2047 to 06/01/2052	412,673	388,192
2.00%, 11/01/2050 to 05/01/2052	599,240	490,055
6.00%, 02/01/2053	99,484	100,754
Series 1, 0.00%, 11/15/2038(f)	50,000	24,829

		1,774,601

Federal National Mortgage Association (FNMA)-12.89%
2.63%, 09/06/2024	100,000	96,531
0.75%, 10/08/2027	60,000	51,468
3.50%, 12/01/2028 to 06/01/2052	652,025	600,258
7.13%, 01/15/2030	100,000	117,827
3.00%, 03/01/2035 to 01/01/2053	1,033,521	926,044
1.50%, 09/01/2035 to 12/01/2051	557,895	452,438
2.00%, 09/01/2035 to 03/01/2052	2,120,638	1,767,769
2.50%, 06/01/2037 to 03/01/2052	1,476,592	1,273,585
4.00%, 07/01/2047	161,119	154,180
5.00%, 05/01/2048 to 01/01/2053	235,893	232,412
4.50%, 07/01/2048 to 02/01/2053	322,740	313,658
5.50%, 02/01/2053	199,081	198,995

		6,185,165

Government National Mortgage Association (GNMA)-5.15%
3.50%, 04/20/2042 to 03/20/2050	388,133	361,978
5.00%, 05/20/2048 to 09/20/2052	109,126	108,185
4.00%, 07/20/2048 to 09/20/2052	273,881	260,557
3.00%, 05/20/2050 to 05/20/2052	517,530	462,833
2.50%, 10/20/2050 to 05/20/2052	827,431	717,871

	Principal Amount	Value
Government National Mortgage Association (GNMA)-(continued)
2.00%, 05/20/2052.	$381,672	$320,314
4.50%, 06/20/2052 to 11/20/2052	245,723	238,578

		2,470,316

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $11,430,006)		10,757,393

Asset-Backed Securities-2.08%
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, 08/15/2027	100,000	97,148
Bank, Series 2019-BNK23, Class A3, 2.92%, 12/15/2052	100,000	87,125
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85%, 09/15/2053	100,000	79,775
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	45,611
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 07/10/2049	100,000	91,986
Commercial Mortgage Trust, Series 2015- CR22, Class A5, 3.31%, 03/10/2048	100,000	95,336
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(b)	100,000	98,420
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C, 1.05%, 05/18/2026	100,000	92,729
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/2069(b)	62,736	54,451
OneMain Financial Issuance Trust, Series 2019- 2A, Class A, 3.14%, 10/14/2036(b)	100,000	91,394
SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 07/17/2051(b)	60,494	53,839
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	19,864	19,632
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	93,562

Total Asset-Backed Securities (Cost $1,039,338)		1,001,008

Municipal Obligations-0.70%
Chicago (City of), IL Transit Authority, Series 2010 B, RB, 6.20%, 12/01/2040	50,000	54,380
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB, 2.95%, 05/15/2043	50,000	38,362
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB, 2.60%, 07/01/2042	50,000	36,790
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL), 7.43%, 02/15/2029(g)	50,000	53,889
New York (City of), NY (Social Bonds), Series 2022, GO Bonds, 5.26%, 10/01/2052	50,000	52,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB, 5.18%, 04/01/2030.	$50,000	$50,615
University of California, Series 2014, RB, 4.77%, 05/15/2044	50,000	48,949

Total Municipal Obligations (Cost $341,582)		335,581

	Shares
Money Market Funds-1.90%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(h)(i) (Cost $908,518)	908,518	908,518

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $50,795,299)		47,639,514

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan Money
Market Funds-0.86%
Invesco Private Government Fund, 4.58%(h)(i)(j)	115,853	$115,853
Invesco Private Prime Fund, 4.83%(h)(i)(j)	297,849	297,908

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $413,791)		413,761

TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $51,209,090)		48,053,275
OTHER ASSETS LESS LIABILITIES-(0.15)%		(70,671)

NET ASSETS-100.00%		$47,982,604

Investment Abbreviations:

Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,518,203, which represented 3.16% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at February 28, 2023.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,078,326	$16,609,818	$(17,779,626)	$-	$-	$908,518	$32,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$162,453	$1,831,274	$(1,877,874)	$-	$-	$115,853	$3,832	*

Invesco Private Prime Fund	417,597	3,158,722	(3,278,437)	(30)	56	297,908	10,107	*

Total	$2,658,376	$21,599,814	$(22,935,937)	$(30)	$56	$1,322,279	$46,152

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	7	June-2023	$749,383	$(1,379)	$(1,379)

(a)	Futures contracts collateralized by $101,312 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

U.S. Treasury Securities	44.34

U.S. Dollar Denominated Bonds & Notes	27.85

U.S. Government Sponsored Agency Mortgage-Backed Securities	22.42

Asset-Backed Securities	2.09

Municipal Obligations	0.70

Money Market Funds Plus Other Assets Less Liabilities	2.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

		Invesco	Invesco
	Invesco	PureBetaSM	PureBetaSM
	PureBetaSM	MSCI USA	US Aggregate
	MSCI USA ETF	Small Cap ETF	Bond ETF
	(PBUS)	(PBSM)	(PBND)
Assets:
Unaffiliated investments in securities, at value(a)	$2,244,230,787	$38,120,166	$46,730,996
Affiliated investments in securities, at value	69,386,227	10,830,550	1,322,279
Cash	-	58,149	316,621
Deposits with brokers:
Cash collateral-futures contracts	-	-	101,312
Receivable for:
Dividends and interest	3,593,850	30,799	272,534
Securities lending	15,835	7,089	495
Investments sold	6,280,001	929,060	832,660
Investments sold - affiliated broker	6,656,870	-	-
Fund shares sold	-	-	258,601
Foreign tax reclaims	1,123	-	-

Total assets	2,330,164,693	49,975,813	49,835,498

Liabilities:
Other investments:
Unrealized depreciation on futures contracts	-	-	1,379
Due to custodian	263,088	-	-
Payable for:
Investments purchased	5,326,684	966,678	1,251,701
Investments purchased - affiliated broker	5,706,445	-	-
Collateral upon return of securities loaned	69,006,547	10,794,672	413,791
Fund shares repurchased	1,985,942	-	183,669
Accrued unitary management fees	71,228	1,641	2,354

Total liabilities	82,359,934	11,762,991	1,852,894

Net Assets	$2,247,804,759	$38,212,822	$47,982,604

Net assets consist of:
Shares of beneficial interest	$2,394,638,539	$43,883,520	$52,497,941
Distributable earnings (loss)	(146,833,780)	(5,670,698)	(4,515,337)

Net Assets	$2,247,804,759	$38,212,822	$47,982,604

Shares outstanding (unlimited amount authorized, $0.01 par value)	56,750,001	1,100,001	2,200,001
Net asset value	$39.61	$34.74	$21.81

Market price	$39.66	$34.76	$21.74

Unaffiliated investments in securities, at cost	$2,371,148,285	$42,752,726	$49,886,781

Affiliated investments in securities, at cost	$69,554,565	$10,836,217	$1,322,309

(a) Includes securities on loan with an aggregate value of:	$67,095,949	$10,512,092	$302,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Investment income:
Unaffiliated interest income	$-	$-	$1,032,529
Unaffiliated dividend income	19,096,204	275,873	-
Affiliated dividend income	15,690	493	32,213
Securities lending income, net	119,827	28,495	3,431
Foreign withholding tax	(5,579)	(127)	-

Total investment income	19,226,142	304,734	1,068,173

Expenses:
Unitary management fees	443,503	9,544	15,432

Less: Waivers	(264)	(6)	(685)

Net expenses.	443,239	9,538	14,747

Net investment income	18,782,903	295,196	1,053,426

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(18,982,724)	(736,646)	(612,762)
Affiliated investment securities	7,525	1,361	56
Unaffiliated in-kind redemptions	10,543,816	400,130	(749,931)
Affiliated in-kind redemptions	1,096	(39)	-
Futures contracts	-	-	22,655

Net realized gain (loss)	(8,430,287)	(335,194)	(1,339,982)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,704,945	1,895,161	(74,930)
Affiliated investment securities	22,957	(1,751)	(30)
Futures contracts	-	-	(1,379)

Change in net unrealized appreciation (depreciation)	13,727,902	1,893,410	(76,339)

Net realized and unrealized gain (loss)	5,297,615	1,558,216	(1,416,321)

Net increase (decrease) in net assets resulting from operations	$24,080,518	$1,853,412	$(362,895)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco PureBetaSM
	MSCI USA ETF (PBUS)
	Six Months Ended	Year Ended
	February 28,	August 31,
	2023	2022
Operations:
Net investment income	$18,782,903	$34,352,167
Net realized gain (loss)	(8,430,287)	21,128,398
Change in net unrealized appreciation (depreciation)	13,727,902	(413,171,140)

Net increase (decrease) in net assets resulting from operations	24,080,518	(357,690,575)

Distributions to Shareholders from:
Distributable earnings	(18,883,989)	(33,386,819)

Shareholder Transactions:
Proceeds from shares sold	39,258,184	798,972,770
Value of shares repurchased	(77,695,064)	(301,051,848)
Transaction fees	-	-

Net increase (decrease) in net assets resulting from share transactions	(38,436,880)	497,920,922

Net increase (decrease) in net assets	(33,240,351)	106,843,528

Net assets:
Beginning of period	2,281,045,110	2,174,201,582

End of period	$2,247,804,759	$2,281,045,110

Changes in Shares Outstanding:
Shares sold	1,000,000	17,625,000
Shares repurchased	(1,975,000)	(7,025,000)
Shares outstanding, beginning of period	57,725,001	47,125,001

Shares outstanding, end of period	56,750,001	57,725,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco PureBetaSM		Invesco PureBetaSM
MSCI USA Small Cap ETF (PBSM)		US Aggregate Bond ETF (PBND)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	August 31,
2023	2022	2023	2022

$295,196	$493,464	$1,053,426	$582,196
(335,194)	3,810,281	(1,339,982)	(208,146)
1,893,410	(9,898,467)	(76,339)	(3,661,131)

1,853,412	(5,594,722)	(362,895)	(3,287,081)

(255,657)	(881,276)	(1,001,518)	(660,942)

6,921,047	19,529,331	55,100,587	46,662,440
(2,467,577)	(22,427,945)	(55,636,879)	(16,395,540)
-	-	76,899	-

4,453,470	(2,898,614)	(459,393)	30,266,900

6,051,225	(9,374,612)	(1,823,806)	26,318,877

32,161,597	41,536,209	49,806,410	23,487,533

$38,212,822	$32,161,597	$47,982,604	$49,806,410

200,000	525,000	2,500,000	2,000,000
(75,000)	(600,000)	(2,500,000)	(700,000)
975,001	1,050,001	2,200,001	900,001

1,100,001	975,001	2,200,001	2,200,001

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Financial Highlights

Invesco PureBetaSM MSCI USA ETF (PBUS)

										For the Period September 19, 2017(a) Through October 31,
	Six Months Ended February 28, 2023
								Ten Months Ended August 31,
			Years Ended August 31,

	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$39.52		$46.14	$35.42	$29.16	$29.09		$25.70		$25.00

Net investment income(b)	0.33		0.63	0.57	0.56	0.48		0.43		0.04
Net realized and unrealized gain (loss) on investments	0.09		(6.63)	10.58	6.21	0.19		3.32		0.66

Total from investment operations	0.42		(6.00)	11.15	6.77	0.67		3.75		0.70

Distributions to shareholders from:
Net investment income	(0.33)		(0.61)	(0.43)	(0.51)	(0.53)		(0.36)		-
Net realized gains	-		(0.01)	-	-	(0.07)		-		-

Total distributions	(0.33)		(0.62)	(0.43)	(0.51)	(0.60)		(0.36)		-

Net asset value at end of period	$39.61		$39.52	$46.14	$35.42	$29.16		$29.09		$25.70

Market price at end of period(c)	$39.66		$39.55	$46.14	$35.61	$29.16		$29.09		$25.70

Net Asset Value Total Return(d)	1.09%		(13.10)%	31.79%	23.71%	2.48%		14.68%		2.80	%(e)
Market Price Total Return(d)	1.13%		(13.03)%	31.07%	24.36%	2.48%		14.68%		2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,247,805		$2,281,045	$2,174,202	$8,855	$2,916		$2,909		$2,570
Ratio to average net assets of:
Expenses	0.04	%(f)	0.04%	0.04%	0.04%	0.29	%(g)	0.04	%(f)	0.04	%(f)
Net investment income	1.69	%(f)	1.44%	1.32%	1.82%	1.70	%(g)	1.91	%(f)	1.31	%(f)
Portfolio turnover rate(h)	2%		3%	6%	5%	5%		4%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.25%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

										For the Period September 19, 2017(a) Through October 31,
	Six Months Ended February 28, 2023
								Ten Months Ended August 31,
			Years Ended August 31,

	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$32.99		$39.56	$26.98	$26.17	$30.11		$26.06		$25.00

Net investment income(b)	0.30		0.48	0.43	0.38	0.31		0.32		0.04
Net realized and unrealized gain (loss) on investments	1.71		(6.23)	12.65	0.82	(3.05)		4.00		1.02

Total from investment operations	2.01		(5.75)	13.08	1.20	(2.74)		4.32		1.06

Distributions to shareholders from:
Net investment income	(0.26)		(0.45)	(0.37)	(0.38)	(0.38)		(0.27)		-
Net realized gains	-		(0.37)	(0.13)	(0.01)	(0.82)		-		-

Total distributions	(0.26)		(0.82)	(0.50)	(0.39)	(1.20)		(0.27)		-

Net asset value at end of period	$34.74		$32.99	$39.56	$26.98	$26.17		$30.11		$26.06

Market price at end of period(c)	$34.76		$32.98	$39.51	$27.00	$26.21		$30.11		$26.08

Net Asset Value Total Return(d)	6.17%		(14.70)%	48.83%	4.87%	(8.54)%		16.66%		4.24	%(e)
Market Price Total Return(d)	6.26%		(14.62)%	48.53%	4.79%	(8.40)%		16.57%		4.32	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,213		$32,162	$41,536	$4,046	$2,617		$3,011		$2,606
Ratio to average net assets of:
Expenses	0.06	%(f)	0.06%	0.06%	0.06%	0.32	%(g)	0.06	%(f)	0.06	%(f)
Net investment income	1.86	%(f)	1.32%	1.14%	1.49%	1.16	%(g)	1.39	%(f)	1.21	%(f)
Portfolio turnover rate(h)	8%		17%	21%	21%	17%		15%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.26%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

										For the Period September 27, 2017(a) Through October 31,
	Six Months Ended February 28, 2023
								Ten Months Ended August 31,
			Years Ended August 31,

	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.64		$26.10	$26.89	$25.94	$24.23		$24.96		$25.00

Net investment income(b)	0.37		0.50	0.45	0.62	0.67		0.52		0.06
Net realized and unrealized gain (loss) on investments	(0.88)		(3.39)	(0.56)	1.02	1.74		(0.70)		(0.05)

Total from investment operations	(0.51)		(2.89)	(0.11)	1.64	2.41		(0.18)		0.01

Distributions to shareholders from:
Net investment income	(0.35)		(0.49)	(0.56)	(0.69)	(0.70)		(0.54)		(0.05)
Net realized gains	-		(0.08)	(0.12)	-	-		-		-
Return of capital	-		-	-	-	-		(0.01)		-

Total distributions	(0.35)		(0.57)	(0.68)	(0.69)	(0.70)		(0.55)		(0.05)

Transaction fees(b)	0.03		-	-	-	-		-		-

Net asset value at end of period	$21.81		$22.64	$26.10	$26.89	$25.94		$24.23		$24.96

Market price at end of period(c)	$21.74		$22.59	$26.11	$26.93	$25.96		$24.25		$24.96

Net Asset Value Total Return(d)	(2.12)%		(11.19)%	(0.42)%	6.42%	10.14%		(0.72)%		0.05	%(e)
Market Price Total Return(d)	(2.22)%		(11.42)%	(0.53)%	6.49%	10.14%		(0.64)%		0.05	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,983		$49,806	$23,488	$29,577	$25,940		$24,233		$24,964
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	0.05%	0.05%	0.05%	0.08	%(g)	0.05	%(f)	0.04	%(f)
Expenses, prior to Waivers	0.05	%(f)	0.05%	0.05%	0.05%	0.08	%(g)	0.05	%(f)	0.05	%(f)
Net investment income	3.41	%(f)	2.10%	1.70%	2.36%	2.71	%(g)	2.55	%(f)	2.44	%(f)
Portfolio turnover rate(h)	26%		23%	42%	30%	29%		20%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM MSCI USA ETF (PBUS)	“PureBetaSM MSCI USA ETF”

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	“PureBetaSM MSCI USA Small Cap ETF”

Invesco PureBetaSM US Aggregate Bond ETF (PBND)	“PureBetaSM US Aggregate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

PureBetaSM MSCI USA Small Cap ETF and PureBetaSM US Aggregate Bond ETF will liquidate and terminate on or about June 30, 2023. In connection with the liquidation of the Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

PureBetaSM MSCI USA ETF	MSCI USA Index

PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index

PureBetaSM US Aggregate Bond ETF	ICE BofA US Broad Market IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

45

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some

46

management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

47

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund (except for PureBetaSM US Aggregate Bond ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

PureBetaSM MSCI USA ETF	$7,771

PureBetaSM MSCI USA Small Cap ETF	1,163

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

48

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

L.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

49

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of

50

a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

PureBetaSM MSCI USA ETF	0.04%

PureBetaSM MSCI USA Small Cap ETF	0.06%

PureBetaSM US Aggregate Bond ETF	0.05%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

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(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM MSCI USA ETF	$264

PureBetaSM MSCI USA Small Cap ETF	6

PureBetaSM US Aggregate Bond ETF	685

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

PureBetaSM MSCI USA ETF	MSCI Inc.

PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.

PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

PureBetaSM MSCI USA ETF	$6,352

PureBetaSM MSCI USA Small Cap ETF	307

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

PureBetaSM US Aggregate Bond ETF	$-	$127,950	$(16,428)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

PureBetaSM MSCI USA ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,244,613,620	$-	$-	$2,244,613,620

Money Market Funds	-	69,003,394	-	69,003,394

Total Investments	$2,244,613,620	$69,003,394	$-	$2,313,617,014

PureBetaSM MSCI USA Small Cap ETF

Investments in Securities

Common Stocks & Other Equity Interests	$38,123,600	$-	$651	$38,124,251

Money Market Funds	32,362	10,794,103	-	10,826,465

Total Investments	$38,155,962	$10,794,103	$651	$48,950,716

PureBetaSM US Aggregate Bond ETF

Investments in Securities

U.S. Treasury Securities	$-	$21,274,359	$-	$21,274,359

U.S. Dollar Denominated Bonds & Notes	-	13,362,655	-	13,362,655

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	10,757,393	-	10,757,393

Asset-Backed Securities	-	1,001,008	-	1,001,008

Municipal Obligations	-	335,581	-	335,581

Money Market Funds	908,518	413,761	-	1,322,279

Total Investments in Securities	908,518	47,144,757	-	48,053,275

Other Investments - Liabilities*

Futures Contracts	(1,379)	-	-	(1,379)

Total Investments	$907,139	$47,144,757	$-	$48,051,896

*	Unrealized appreciation (depreciation).

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

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Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
PureBetaSM US Aggregate Bond ETF
Interest Rate
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(1,379)

Derivatives not subject to master netting agreements	1,379

Total Derivative Liabilities subject to master netting agreements	$-

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized depreciation on futures contracts.

Effect of Derivative Investments for the Six-Month Period Ended February 28, 2023

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statements of Operations
PureBetaSM US Aggregate Bond ETF
Interest
Rate Risk

Realized Gain:

Futures contracts	$22,655

Change in Net Unrealized Appreciation:

Futures contracts	(1,379)

Total	$21,276

The table below summarizes the average notional value of derivatives held during the period.

Average Notional Value
PureBetaSM US Aggregate Bond ETF

Futures contracts	$147,555

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

PureBetaSM MSCI USA ETF	$5,526,952	$4,584,239	$10,111,191

PureBetaSM MSCI USA Small Cap ETF	-	-	-

PureBetaSM US Aggregate Bond ETF	56,364	54,734	111,098

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 8–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

PureBetaSM MSCI USA ETF	$42,491,544	$43,753,275

PureBetaSM MSCI USA Small Cap ETF	2,922,394	2,761,655

PureBetaSM US Aggregate Bond ETF	16,365,297	18,031,048

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

PureBetaSM MSCI USA ETF	$38,888,642	$76,986,601

PureBetaSM MSCI USA Small Cap ETF	6,856,285	2,544,820

PureBetaSM US Aggregate Bond ETF	40,971,347	40,538,272

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

PureBetaSM MSCI USA ETF	$175,983,184	$(310,389,337)	$(134,406,153)	$2,448,023,167

PureBetaSM MSCI USA Small Cap ETF	2,641,504	(7,953,150)	(5,311,646)	54,262,362

PureBetaSM US Aggregate Bond ETF	36,668	(3,199,718)	(3,163,050)	51,214,946

NOTE 9–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

55

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco PureBetaSM MSCI USA ETF (PBUS)

Actual	$1,000.00	$1,010.90	0.04%	$0.20

Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.04	0.20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

Actual	1,000.00	1,061.70	0.06	0.31

Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

Actual	1,000.00	978.80	0.05	0.25

Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

56

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

DWAS	Invesco DWA SmallCap Momentum ETF

PSCD	Invesco S&P SmallCap Consumer Discretionary ETF

PSCC	Invesco S&P SmallCap Consumer Staples ETF

PSCE	Invesco S&P SmallCap Energy ETF

PSCF	Invesco S&P SmallCap Financials ETF

PSCH	Invesco S&P SmallCap Health Care ETF

PSCI	Invesco S&P SmallCap Industrials ETF

PSCT	Invesco S&P SmallCap Information Technology ETF

PSCM	Invesco S&P SmallCap Materials ETF

PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco DWA SmallCap Momentum ETF (DWAS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.09%
Bandwidth, Inc., Class A(b)	54,926	$873,324
Cars.com, Inc.(b)	102,696	1,971,763
EverQuote, Inc., Class A(b)(c)	104,797	1,430,479

		4,275,566

Consumer Discretionary-10.94%
Academy Sports & Outdoors, Inc.(c)	33,361	1,973,303
Adient PLC(b)	40,617	1,735,158
Destination XL Group, Inc.(b)(c)	987,885	5,907,552
Garrett Motion, Inc. (Switzerland)(b)(c)	287,882	2,222,449
Golden Entertainment, Inc.(b)	86,716	3,564,895
Green Brick Partners, Inc.(b)	56,824	1,772,909
Group 1 Automotive, Inc.	8,502	1,879,537
Guess?, Inc.(c)	70,295	1,479,007
MasterCraft Boat Holdings, Inc.(b)(c)	57,269	1,933,974
Modine Manufacturing Co.(b)	99,023	2,417,151
Monarch Casino & Resort, Inc.	18,459	1,358,952
RCI Hospitality Holdings, Inc.(c)	44,711	3,745,441
Red Rock Resorts, Inc., Class A	84,642	3,696,316
SeaWorld Entertainment, Inc.(b)(c)	35,868	2,317,073
Target Hospitality Corp.(b)	240,853	3,571,850
Taylor Morrison Home Corp., Class A(b)	45,200	1,619,516
Visteon Corp.(b)	10,550	1,762,272

		42,957,355

Consumer Staples-3.14%
Andersons, Inc. (The)	38,718	1,766,702
Cal-Maine Foods, Inc.	22,021	1,250,793
Coca-Cola Consolidated, Inc.	2,694	1,500,154
elf Beauty, Inc.(b)	36,086	2,697,429
Ingles Markets, Inc., Class A	14,051	1,256,159
MGP Ingredients, Inc.	14,254	1,445,926
SpartanNash Co	43,666	1,168,502
Sprouts Farmers Market, Inc.(b)(c)	41,065	1,243,859

		12,329,524

Energy-10.61%
Archrock, Inc.	163,912	1,814,506
California Resources Corp.	36,972	1,560,218
ChampionX Corp.	58,397	1,785,196
CONSOL Energy, Inc.(c)	78,808	4,313,162
Diamond Offshore Drilling, Inc.(b)	152,466	1,811,296
Dorian LPG Ltd.	70,410	1,545,500
Green Plains, Inc.(b)(c)	76,823	2,663,453
Hallador Energy Co.(b)	506,054	3,861,192
Helix Energy Solutions Group, Inc.(b)	205,655	1,702,823
Liberty Energy, Inc., Class A	87,721	1,337,745
Northern Oil and Gas, Inc.(c)	138,478	4,298,357
Par Pacific Holdings, Inc.(b)	64,958	1,804,533
SandRidge Energy, Inc.(b)(c)	279,635	4,079,875
Sitio Royalties Corp., Class A(c)	54,232	1,274,994
Talos Energy, Inc.(b)(c)	73,111	1,302,107
Tidewater, Inc.(b)	55,065	2,689,375
Valaris Ltd.(b)(c)	27,816	1,870,626
Weatherford International PLC(b)	29,083	1,937,510

		41,652,468

	Shares	Value
Financials-9.19%
Ambac Financial Group, Inc.(b)	84,076	$1,391,458
Amerant Bancorp, Inc.	51,236	1,455,102
Assured Guaranty Ltd.	22,366	1,395,862
Avantax, Inc.(b)(c)	54,087	1,546,347
BancFirst Corp.	15,595	1,407,449
Carter Bankshares, Inc.(b)(c)	81,884	1,422,325
Coastal Financial Corp.(b)(c)	32,382	1,494,429
Donnelley Financial Solutions, Inc.(b)(c)	83,811	3,546,043
Enova International, Inc.(b)	36,103	1,760,021
Esquire Financial Holdings, Inc.	32,307	1,485,799
Evercore, Inc., Class A	12,688	1,664,412
First Merchants Corp.	34,779	1,423,157
Hancock Whitney Corp.	28,817	1,415,491
Houlihan Lokey, Inc.	15,797	1,511,773
Independent Bank Corporation	173,837	3,833,106
OFG Bancorp.	54,499	1,657,860
Pathward Financial, Inc.	32,155	1,640,226
Piper Sandler Cos	10,221	1,543,269
Stock Yards Bancorp, Inc.(c)	21,525	1,259,858
StoneX Group, Inc.(b)	14,188	1,430,576
Victory Capital Holdings, Inc., Class A	52,231	1,773,765

		36,058,328

Health Care-21.62%
4D Molecular Therapeutics, Inc.(b)(c)	81,195	1,562,192
Aerovate Therapeutics, Inc.(b)	62,641	1,539,089
Akero Therapeutics, Inc.(b)(c)	70,270	3,197,988
Aldeyra Therapeutics, Inc.(b)(c)	224,831	1,519,858
Allakos, Inc.(b)(c)	197,568	1,175,530
Altimmune, Inc.(b)(c)	119,606	1,505,839
Amylyx Pharmaceuticals, Inc.(b)(c)	68,855	2,397,531
ARS Pharmaceuticals, Inc.(b)(c)	175,021	1,561,187
Axsome Therapeutics, Inc.(b)(c)	19,764	1,347,707
Bluebird Bio, Inc.(b)(c)	185,503	964,616
Cassava Sciences, Inc.(b)(c)	36,357	898,018
Catalyst Pharmaceuticals, Inc.(b)(c)	207,312	3,163,581
Chinook Therapeutics, Inc.(b)(c)	57,427	1,253,057
Cutera, Inc.(b)(c)	32,570	1,056,245
Dyne Therapeutics, Inc.(b)	114,389	1,473,330
Ensign Group, Inc. (The)	14,368	1,285,649
Evolent Health, Inc., Class A(b)(c)	76,784	2,688,208
Harmony Biosciences Holdings, Inc.(b)(c)	24,544	1,080,672
Harrow Health, Inc.(b)(c)	111,278	1,994,102
Icosavax, Inc.(b)(c)	221,160	1,809,089
IVERIC bio, Inc.(b)(c)	60,744	1,262,260
Karuna Therapeutics, Inc.(b)(c)	7,025	1,400,925
Kiniksa Pharmaceuticals Ltd., Class A(b)	88,473	1,137,763
Krystal Biotech, Inc.(b)(c)	18,156	1,487,158
MacroGenics, Inc.(b)(c)	234,133	1,425,870
Madrigal Pharmaceuticals, Inc.(b)(c)	9,893	2,681,102
MannKind Corp.(b)(c)	267,846	1,414,227
Merit Medical Systems, Inc.(b)	20,287	1,431,856
Nuvalent, Inc., Class A(b)(c)	62,485	1,892,671
Outset Medical, Inc.(b)(c)	53,136	1,212,032
Pacific Biosciences of California, Inc.(b)(c)	152,911	1,388,432
PepGen, Inc.(b)(c)	97,919	1,495,223
Phreesia, Inc.(b)(c)	40,652	1,495,994
Poseida Therapeutics, Inc.(b)(c)	267,235	1,520,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
PROCEPT BioRobotics Corp.(b)(c)	33,431	$1,251,991
Prometheus Biosciences, Inc.(b)(c)	20,658	2,528,333
Prothena Corp. PLC (Ireland)(b)(c)	23,639	1,318,111
Provention Bio, Inc.(b)	152,301	1,264,098
Rhythm Pharmaceuticals, Inc.(b)(c)	151,253	3,676,960
Rocket Pharmaceuticals, Inc.(b)(c)	65,032	1,249,265
Roivant Sciences Ltd.(b)(c)	193,197	1,562,964
Tango Therapeutics, Inc.(b)(c)	174,135	910,726
TG Therapeutics, Inc.(b)(c)	160,923	2,577,986
TransMedics Group, Inc.(b)(c)	41,704	3,339,239
UFP Technologies, Inc.(b)(c)	17,075	2,010,069
Vaxcyte, Inc.(b)(c)	34,260	1,403,632
Veradigm, Inc.(b)	77,255	1,283,205
Viking Therapeutics, Inc.(b)(c)	241,163	2,655,205
Viridian Therapeutics, Inc.(b)(c)	53,825	1,763,307
Zynex, Inc.(b)(c)	104,389	1,348,706

		84,863,365

Industrials-25.19%
AAR Corp.(b)	30,297	1,647,854
Alamo Group, Inc.	13,875	2,530,661
Albany International Corp., Class A(c)	13,971	1,409,953
Applied Industrial Technologies, Inc.	10,904	1,557,745
ArcBest Corp.	20,045	1,928,329
Array Technologies, Inc.(b)(c)	73,091	1,369,725
Atkore, Inc.(b)	24,510	3,578,950
Boise Cascade Co	19,440	1,343,498
Casella Waste Systems, Inc., Class A(b)	64,431	5,014,020
CBIZ, Inc.(b)(c)	43,877	2,197,799
CECO Environmental Corp.(b)	119,462	1,867,191
Comfort Systems USA, Inc.	11,938	1,736,263
CoreCivic, Inc.(b)(c)	120,129	1,166,453
Covenant Logistics Group, Inc., Class A	45,601	1,580,075
CRA International, Inc.	12,169	1,514,675
CSW Industrials, Inc.(c)	11,603	1,642,521
Encore Wire Corp.(c)	10,123	1,953,840
Federal Signal Corp.	30,232	1,595,343
Fluence Energy, Inc.(b)(c)	73,952	1,380,684
Fluor Corp.(b)(c)	40,565	1,487,519
Franklin Covey Co.(b)(c)	29,026	1,360,449
GMS, Inc.(b)	27,316	1,658,354
Granite Construction, Inc.(c)	38,826	1,677,283
Griffon Corp.	39,095	1,425,795
H&E Equipment Services, Inc.	30,955	1,718,002
Herc Holdings, Inc.	25,764	3,699,453
ICF International, Inc.(c)	13,810	1,373,957
Insperity, Inc.	12,148	1,507,445
Kadant, Inc.(c)	14,671	3,149,277
LSI Industries, Inc.	113,982	1,655,019
McGrath RentCorp(c)	14,176	1,457,860
MRC Global, Inc.(b)	117,457	1,315,518
Mueller Industries, Inc.	22,296	1,649,235
MYR Group, Inc.(b)	15,917	1,919,749
NOW, Inc.(b)	107,634	1,383,097
NV5 Global, Inc.(b)(c)	10,140	1,066,931
Powell Industries, Inc.	38,499	1,707,431
Rush Enterprises, Inc., Class A	27,435	1,555,016
Shyft Group, Inc. (The)	59,958	1,554,711
SPX Technologies, Inc.(b)	40,829	2,875,995
Sterling Infrastructure, Inc.(b)	46,061	1,771,506

	Shares	Value
Industrials-(continued)
Terex Corp.	31,831	$1,884,714
Titan International, Inc.(b)(c)	308,812	3,832,357
Titan Machinery, Inc.(b)(c)	39,374	1,802,935
Transcat, Inc.(b)(c)	51,902	4,670,661
Triton International Ltd. (Bermuda)	26,276	1,811,467
Universal Logistics Holdings, Inc.	39,738	1,180,219
Veritiv Corp.(c)	40,266	6,097,883
Wabash National Corp.(c)	58,750	1,609,750

		98,875,167

Information Technology-12.12%
A10 Networks, Inc.	79,579	1,211,192
ADTRAN Holdings, Inc.	73,745	1,286,850
Aehr Test Systems(b)(c)	65,370	2,180,090
Agilysys, Inc.(b)	17,284	1,381,165
Avid Technology, Inc.(b)(c)	67,586	1,964,049
Axcelis Technologies, Inc.(b)	31,417	4,038,341
Badger Meter, Inc.	13,518	1,644,059
Bel Fuse, Inc., Class B(c)	53,170	1,888,598
Box, Inc., Class A(b)	44,170	1,473,070
Digi International, Inc.(b)(c)	42,449	1,416,523
Diodes, Inc.(b)	17,901	1,641,343
Extreme Networks, Inc.(b)	163,843	3,067,141
Harmonic, Inc.(b)(c)	102,623	1,353,597
Impinj, Inc.(b)(c)	25,020	3,318,152
Insight Enterprises, Inc.(b)	15,332	2,053,262
MACOM Technology Solutions Holdings, Inc.(b)(c)	33,395	2,288,893
Onto Innovation, Inc.(b)	24,671	2,034,617
PDF Solutions, Inc.(b)	55,120	2,063,693
Rambus, Inc.(b)	49,766	2,201,150
Richardson Electronics Ltd.	146,827	3,080,431
Sanmina Corp.(b)(c)	23,301	1,408,779
SPS Commerce, Inc.(b)(c)	18,355	2,764,997
Super Micro Computer, Inc.(b)(c)	18,270	1,789,912

		47,549,904

Materials-5.32%
AdvanSix, Inc.	37,295	1,534,689
Alpha Metallurgical Resources, Inc.	37,794	6,339,565
ATI, Inc.(b)(c)	50,575	2,055,874
Haynes International, Inc.	29,469	1,612,249
Olympic Steel, Inc.	42,288	2,220,120
Rayonier Advanced Materials, Inc.(b)(c)	179,788	1,474,262
SunCoke Energy, Inc.	161,835	1,539,051
Sylvamo Corp.	27,642	1,363,580
TimkenSteel Corp.(b)(c)	148,840	2,722,283

		20,861,673

Real Estate-0.37%
Tanger Factory Outlet Centers, Inc.(c)	77,209	1,458,478

Utilities-0.31%
Middlesex Water Co	15,986	1,222,929

Total Common Stocks & Other Equity Interests (Cost $338,692,303)		392,104,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $340,776)	340,776	$340,776

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $339,033,079)		392,445,533

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.58%
Invesco Private Government Fund, 4.58%(d)(e)(f)	23,374,864	23,374,864

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	61,310,568	$61,322,828

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,703,309)		84,697,692

TOTAL INVESTMENTS IN SECURITIES-121.57% (Cost $423,736,388)		477,143,225
OTHER ASSETS LESS LIABILITIES-(21.57)%		(84,661,641)

NET ASSETS-100.00%.		$392,481,584

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$202,856	$5,830,593	$(5,692,673)	$-	$-	$340,776	$4,385

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	25,614,890	79,614,911	(81,854,937)	-	-	23,374,864	453,109	*

Invesco Private Prime Fund	68,444,203	173,605,279	(180,730,900)	(10,105)	14,351	61,322,828	1,232,181	*

Total	$94,261,949	$259,050,783	$(268,278,510)	$(10,105)	$14,351	$85,038,468	$1,689,675

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA SmallCap Momentum ETF (DWAS)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Industrials	25.19

Health Care	21.62

Information Technology	12.12

Consumer Discretionary	10.94

Energy	10.61

Financials	9.19

Materials	5.32

Consumer Staples	3.14

Sector Types Each Less Than 3%	1.77

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Auto Components-9.78%
American Axle & Manufacturing Holdings, Inc.(b)(c)	23,836	$209,757
Dorman Products, Inc.(b)	5,884	547,388
Gentherm, Inc.(b)(c)	6,907	438,663
LCI Industries	5,291	596,878
Motorcar Parts of America, Inc.(b)(c)	4,041	52,897
Patrick Industries, Inc.(c)	4,481	326,441
Standard Motor Products, Inc.	3,905	152,178
XPEL, Inc.(b)(c)(d)	4,080	272,585

		2,596,787

Automobiles-1.52%
Winnebago Industries, Inc.(c)	6,345	403,288

Diversified Consumer Services-7.49%
Adtalem Global Education, Inc.(b)(c)	9,448	369,606
frontdoor, inc.(b)(c)	16,957	479,035
Mister Car Wash, Inc.(b)(c)	16,480	152,110
Perdoceo Education Corp.(b)(c)	13,976	192,659
Strategic Education, Inc.	4,631	394,793
Stride, Inc.(b)(c)	8,506	361,250
WW International, Inc.(b)(c)	11,153	40,820

		1,990,273

Hotels, Restaurants & Leisure-14.41%
BJ’s Restaurants, Inc.(b)	4,867	155,744
Bloomin’ Brands, Inc.	18,268	476,795
Brinker International, Inc.(b)(c)	9,162	348,156
Cheesecake Factory, Inc. (The)(c)	9,950	372,528
Chuy’s Holdings, Inc.(b)(c)	3,744	133,848
Dave & Buster’s Entertainment, Inc.(b)(c)	8,732	349,455
Dine Brands Global, Inc.(c)	3,263	250,174
El Pollo Loco Holdings, Inc.(c)	4,086	48,909
Golden Entertainment, Inc.(b)	4,566	187,708
Jack in the Box, Inc.(c)	4,381	343,470
Monarch Casino & Resort, Inc.	2,762	203,339
Ruth’s Hospitality Group, Inc.	6,306	117,607
Shake Shack, Inc., Class A(b)	7,765	433,209
Six Flags Entertainment Corp.(b)	15,399	406,534

		3,827,476

Household Durables-20.10%
Cavco Industries, Inc.(b)	1,724	491,340
Century Communities, Inc.	5,884	351,922
Ethan Allen Interiors, Inc.(c)	4,747	140,274
Green Brick Partners, Inc.(b)	5,652	176,342
Installed Building Products, Inc.(c)	4,880	563,054
iRobot Corp.(b)(c)	5,665	232,775
La-Z-Boy, Inc.	8,955	289,963
LGI Homes, Inc.(b)(c)	4,264	444,778
M.D.C. Holdings, Inc.(c)	11,862	438,894
M/I Homes, Inc.(b)	5,707	330,093
Meritage Homes Corp.(b)	7,609	831,131
Sonos, Inc.(b)(c)	26,478	514,468
Tri Pointe Homes, Inc.(b)	20,998	500,592
Universal Electronics, Inc.(b)(c)	2,506	31,876

		5,337,502

	Shares	Value
Internet & Direct Marketing Retail-0.31%
PetMed Express, Inc.(c)	4,385	$82,350

Leisure Products-2.07%
Sturm Ruger & Co., Inc.	3,676	214,200
Vista Outdoor, Inc.(b)	11,771	336,180

		550,380

Multiline Retail-0.33%
Big Lots, Inc.(c)	6,022	86,416

Specialty Retail-36.36%
Aaron’s Co., Inc. (The)(c)	6,405	91,912
Abercrombie & Fitch Co., Class A(b)(c)	10,290	302,629
Academy Sports & Outdoors, Inc.(c)	16,591	981,358
American Eagle Outfitters, Inc.(c)	36,251	520,927
America’s Car-Mart, Inc.(b)	1,206	102,462
Asbury Automotive Group, Inc.(b)(c)	4,605	1,045,795
Bed Bath & Beyond, Inc.(b)(c)	15,956	22,498
Boot Barn Holdings, Inc.(b)(c)	6,203	480,422
Buckle, Inc. (The)	6,150	250,858
Caleres, Inc.(c)	7,588	198,123
Chico’s FAS, Inc.(b)(c)	26,029	149,667
Children’s Place, Inc. (The)(b)(c)	2,710	113,468
Designer Brands, Inc., Class A(c)	10,581	103,588
Genesco, Inc.(b)	2,583	116,157
Group 1 Automotive, Inc.	3,034	670,726
Guess?, Inc.	6,343	133,457
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 02/15/2023; Cost $73,046)(e)	2,753	103,898
Hibbett, Inc.(c)	2,665	191,693
Leslie’s, Inc.(b)(c)	30,848	388,993
MarineMax, Inc.(b)(c)	4,481	150,472
Monro, Inc.	6,545	330,130
National Vision Holdings, Inc.(b)(c)	16,419	613,414
ODP Corp. (The)(b)	8,388	379,809
Sally Beauty Holdings, Inc.(b)(c)	22,268	358,292
Shoe Carnival, Inc.(c)	3,563	93,885
Signet Jewelers Ltd.(c)	9,623	689,199
Sleep Number Corp.(b)(c)	4,578	182,479
Sonic Automotive, Inc., Class A(c)	3,474	197,636
Upbound Group, Inc.(c)	10,426	279,938
Urban Outfitters, Inc.(b)(c)	12,466	335,959
Zumiez, Inc.(b)(c)	3,241	75,386

		9,655,230

Textiles, Apparel & Luxury Goods-7.50%
G-III Apparel Group Ltd.(b)(c)	8,893	147,757
Kontoor Brands, Inc.	10,271	535,633
Movado Group, Inc.(c)	3,306	114,454
Oxford Industries, Inc.(c)	3,113	366,120
Steven Madden Ltd.	15,233	552,958
Wolverine World Wide, Inc.(c)	16,387	274,482

		1,991,404

Total Common Stocks & Other Equity Interests (Cost $32,841,169)		26,521,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(f)(g) (Cost $9,326)	9,326	$9,326

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $32,850,495)		26,530,432

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.95%
Invesco Private Government Fund, 4.58%(f)(g)(h)	2,449,714	2,449,714

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(f)(g)(h)	6,298,005	$6,299,264

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,748,663)		8,748,978

TOTAL INVESTMENTS IN SECURITIES-132.86% (Cost $41,599,158)		35,279,410
OTHER ASSETS LESS LIABILITIES-(32.86)%		(8,724,849)

NET ASSETS-100.00%		$26,554,561

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented 1.03% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$18,475	$260,022	$(269,171)	$-	$-	$9,326	$157

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,330,277	5,610,328	(5,490,891)	-	-	2,449,714	40,970	*

Invesco Private Prime Fund	5,992,142	7,325,712	(7,019,146)	(119)	675	6,299,264	111,730	*

Total	$8,340,894	$13,196,062	$(12,779,208)	$(119)	$675	$8,758,304	$152,857

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Specialty Retail	36.36

Household Durables	20.10

Hotels, Restaurants & Leisure	14.41

Auto Components	9.78

Textiles, Apparel & Luxury Goods	7.50

Diversified Consumer Services	7.49

Industry Types Each Less Than 3%	4.23

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Beverages-5.44%
MGP Ingredients, Inc.	17,275	$1,752,376
National Beverage Corp.(b)(c)	26,182	1,221,390

		2,973,766

Food & Staples Retailing-15.58%
Andersons, Inc. (The)	34,927	1,593,719
Chefs’ Warehouse, Inc. (The)(b)	38,222	1,244,126
PriceSmart, Inc.	28,089	1,958,365
SpartanNash Co	39,580	1,059,161
United Natural Foods, Inc.(b)(c)	65,402	2,663,823

		8,519,194

Food Products-39.32%
B&G Foods, Inc.(c)	80,422	1,018,947
Calavo Growers, Inc.	19,897	642,076
Cal-Maine Foods, Inc.	42,574	2,418,203
Fresh Del Monte Produce, Inc.	34,363	1,074,875
Hain Celestial Group, Inc. (The)(b)(c)	100,222	1,786,958
Hostess Brands, Inc.(b)	150,166	3,709,100
J&J Snack Foods Corp.(c)	16,788	2,370,633
John B. Sanfilippo & Son, Inc.	10,022	899,675
Seneca Foods Corp., Class A(b)	5,936	330,042
Simply Good Foods Co. (The)(b)(c)	94,375	3,613,619
Tootsie Roll Industries, Inc.	19,894	875,933
TreeHouse Foods, Inc.(b)	56,611	2,762,051

		21,502,112

Household Products-8.90%
Central Garden & Pet Co.(b)	10,921	442,301
Central Garden & Pet Co., Class A(b)	46,512	1,787,456
WD-40 Co.(c)	15,229	2,641,165

		4,870,922

Personal Products-24.58%
Edgewell Personal Care Co	57,815	2,468,701
elf Beauty, Inc.(b)	56,406	4,216,349
Inter Parfums, Inc.	20,028	2,411,571
Medifast, Inc.(c)	12,263	1,375,050

	Shares	Value
Personal Products-(continued)
Nu Skin Enterprises, Inc., Class A	55,455	$2,209,327
USANA Health Sciences, Inc.(b)	12,500	759,750

		13,440,748

Tobacco-6.13%
Universal Corp.	27,554	1,393,957
Vector Group Ltd.	147,642	1,959,209

		3,353,166

Total Common Stocks & Other Equity Interests (Cost $53,415,241)		54,659,908

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $14,660)	14,660	14,660

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $53,429,901)		54,674,568

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.04%
Invesco Private Government Fund, 4.58%(d)(e)(f)	2,761,574	2,761,574
Invesco Private Prime Fund, 4.83%(d)(e)(f)	7,099,770	7,101,190

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,863,526)		9,862,764

TOTAL INVESTMENTS IN SECURITIES-118.02% (Cost $63,293,427)		64,537,332
OTHER ASSETS LESS LIABILITIES-(18.02)%		(9,851,639)

NET ASSETS-100.00%		$54,685,693

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$48,841	$586,422	$(620,603)	$-	$-	$14,660	$321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Consumer Staples ETF (PSCC)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$4,082,330	$16,508,399	$(17,829,155)	$-	$-	$2,761,574	$88,378	*

Invesco Private Prime Fund	10,750,140	39,253,786	(42,904,204)	(1,484)	2,952	7,101,190	239,804	*

Total	$14,881,311	$56,348,607	$(61,353,962)	$(1,484)	$2,952	$9,877,424	$328,503

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Food Products	39.32

Personal Products	24.58

Food & Staples Retailing	15.58

Household Products	8.90

Tobacco	6.13

Beverages	5.44

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Energy ETF (PSCE)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Energy Equipment & Services-46.72%
Archrock, Inc.	421,864	$4,670,034
Bristow Group, Inc.(b)	74,112	2,018,811
Core Laboratories N.V.(c)	146,199	3,489,770
DMC Global, Inc.(b)(c)	58,426	1,564,064
Dril-Quip, Inc.(b)(c)	106,942	3,662,764
Helix Energy Solutions Group, Inc.(b)	449,944	3,725,536
Helmerich & Payne, Inc.	316,952	13,337,340
Nabors Industries Ltd.(b)(c)	28,194	4,237,840
Oceaneering International, Inc.(b)	316,039	6,602,055
Oil States International, Inc.(b)(c)	201,188	1,836,846
Patterson-UTI Energy, Inc.	652,674	8,941,634
ProPetro Holding Corp.(b)	303,365	2,672,646
RPC, Inc.(c)	262,340	2,300,722
US Silica Holdings, Inc.(b)(c)	238,693	2,897,733

		61,957,795

Oil, Gas & Consumable Fuels-53.12%
Callon Petroleum Co.(b)(c)	146,630	5,683,379
Civitas Resources, Inc.	156,271	10,965,536
Comstock Resources, Inc.	287,370	3,488,672
CONSOL Energy, Inc.	73,221	4,007,385
Dorian LPG Ltd.	100,354	2,202,770
Green Plains, Inc.(b)(c)	172,319	5,974,300
Northern Oil and Gas, Inc.(c)	213,551	6,628,623
Par Pacific Holdings, Inc.(b)	174,945	4,859,972
Ranger Oil Corp., Class A(c)	60,278	2,501,537
REX American Resources Corp.(b)(c)	48,868	1,613,133
SM Energy Co.(c)	369,636	10,907,958
Talos Energy, Inc.(b)(c)	205,645	3,662,538
Vital Energy, Inc.(b)(c)	53,013	2,724,338
World Fuel Services Corp.(c)	190,725	5,235,401

		70,455,542

Total Common Stocks & Other Equity Interests (Cost $135,956,758)		132,413,337

	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $184,392)	184,392	$184,392

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $136,141,150)		132,597,729

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.88%
Invesco Private Government Fund, 4.58%(d)(e)(f)	5,383,827	5,383,827
Invesco Private Prime Fund, 4.83%(d)(e)(f)	20,975,371	20,979,566

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,364,684)		26,363,393

TOTAL INVESTMENTS IN SECURITIES-119.86% (Cost $162,505,834)		158,961,122
OTHER ASSETS LESS LIABILITIES-(19.86)%		(26,343,400)

NET ASSETS-100.00%.		$132,617,722

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,431,956	$(3,247,564)	$-	$-	$184,392	$1,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Energy ETF (PSCE)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$12,461,522	$36,081,632	$(43,159,327)	$-	$-	$5,383,827	$119,289	*

Invesco Private Prime Fund	32,043,914	68,932,568	(79,996,173)	(2,525)	1,782	20,979,566	327,462	*

Total	$44,505,436	$108,446,156	$(126,403,064)	$(2,525)	$1,782	$26,547,785	$447,883

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Oil, Gas & Consumable Fuels	53.12

Energy Equipment & Services	46.72

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-39.80%
Ameris Bancorp	8,011	$383,487
Banc of California, Inc.	6,875	120,656
BancFirst Corp.	2,141	193,225
Bancorp, Inc. (The)(b)(c)	6,879	237,945
BankUnited, Inc.(c)	9,495	336,313
Banner Corp.	4,201	264,579
Berkshire Hills Bancorp, Inc.	5,533	160,789
Brookline Bancorp, Inc.	10,835	140,422
Central Pacific Financial Corp.	3,346	75,051
City Holding Co.(c)	1,826	179,313
Community Bank System, Inc.	6,603	403,113
Customers Bancorp, Inc.(b)(c)	3,756	115,685
CVB Financial Corp.	16,149	386,446
Dime Community Bancshares, Inc.	3,982	122,008
Eagle Bancorp, Inc.(c)	3,922	171,823
FB Financial Corp.	4,325	163,009
First Bancorp (Puerto Rico)	22,685	329,159
First Bancorp/Southern Pines NC	4,388	182,058
First Commonwealth Financial Corp.	11,474	183,699
First Financial Bancorp	11,654	287,155
First Hawaiian, Inc.	15,690	429,121
Hanmi Financial Corp.	3,746	88,481
Heritage Financial Corp.	4,314	120,231
Hilltop Holdings, Inc.	5,635	186,913
HomeStreet, Inc.	2,186	55,153
Hope Bancorp, Inc.	14,682	188,076
Independent Bank Corp.	5,609	446,925
Independent Bank Group, Inc.	4,354	256,276
Lakeland Financial Corp.(c)	3,115	223,096
National Bank Holdings Corp., Class A	4,632	187,550
NBT Bancorp, Inc.	5,264	213,666
Northwest Bancshares, Inc.	15,605	215,661
OFG Bancorp (Puerto Rico)	5,845	177,805
Pacific Premier Bancorp, Inc.	11,675	378,503
Park National Corp.(c)	1,779	227,303
Pathward Financial, Inc.(c)	3,538	180,473
Preferred Bank.	1,623	114,259
Renasant Corp.	6,876	247,398
S&T Bancorp, Inc.	4,793	178,587
Seacoast Banking Corp. of Florida	10,150	309,677
ServisFirst Bancshares, Inc.(c)	6,008	444,292
Simmons First National Corp., Class A	15,602	346,832
Southside Bancshares, Inc.	3,748	143,136
Stellar Bancorp, Inc.	5,463	159,793
Tompkins Financial Corp.	1,548	115,775
Triumph Financial, Inc.(b)(c)	2,780	169,163
Trustmark Corp.	7,490	220,206
United Community Banks, Inc.	13,046	431,953
Veritex Holdings, Inc.(c)	6,636	176,916
Westamerica Bancorporation	3,307	182,282

		11,251,437

Capital Markets-4.17%
Avantax, Inc.(b)(c)	4,860	138,947
B. Riley Financial, Inc.(c)	1,967	78,247
Brightsphere Investment Group, Inc.	3,971	99,553
Donnelley Financial Solutions, Inc.(b)(c)	3,076	130,146

	Shares	Value
Capital Markets-(continued)
Piper Sandler Cos	1,737	$262,270
StoneX Group, Inc.(b)	2,116	213,356
Virtus Investment Partners, Inc.(c)	835	175,709
WisdomTree, Inc.	13,683	81,688

		1,179,916

Consumer Finance-4.22%
Bread Financial Holdings, Inc.	6,126	251,595
Encore Capital Group, Inc.(b)	2,874	148,528
Enova International, Inc.(b)	3,866	188,467
EZCORP, Inc., Class A(b)(c)	6,597	58,185
Green Dot Corp., Class A(b)	5,749	108,829
LendingTree, Inc.(b)	1,320	43,468
PRA Group, Inc.(b)(c)	4,790	203,862
PROG Holdings, Inc.(b)(c)	6,148	151,979
World Acceptance Corp.(b)(c)	402	37,531

		1,192,444

Equity REITs-25.71%
Acadia Realty Trust(c)	11,668	170,003
Alexander & Baldwin, Inc.	8,914	166,424
American Assets Trust, Inc.	6,397	161,396
Armada Hoffler Properties, Inc.	8,323	106,701
Brandywine Realty Trust.	21,083	124,179
CareTrust REIT, Inc.	11,923	234,525
Centerspace	1,852	115,954
Chatham Lodging Trust	5,998	73,236
Community Healthcare Trust, Inc.	2,891	111,997
DiamondRock Hospitality Co.(c)	25,728	224,348
Easterly Government Properties, Inc.	11,154	168,425
Elme Communities.	10,754	200,132
Essential Properties Realty Trust, Inc.(c)	17,496	450,697
Four Corners Property Trust, Inc.(c)	10,308	279,862
Franklin Street Properties Corp.	11,161	27,010
Getty Realty Corp.	5,226	179,409
Global Net Lease, Inc.(c)	12,755	180,101
Hersha Hospitality Trust, Class A	3,998	33,423
Hudson Pacific Properties, Inc.	15,758	145,446
Industrial Logistics Properties Trust	7,965	32,657
Innovative Industrial Properties, Inc.(c)	3,437	303,865
iStar, Inc.	10,653	82,028
LTC Properties, Inc.	4,977	178,276
LXP Industrial Trust	33,881	353,379
NexPoint Residential Trust, Inc.	2,794	135,313
Office Properties Income Trust(c)	5,968	98,114
Orion Office REIT, Inc.(c)	6,959	59,569
Outfront Media, Inc.	17,953	313,280
Retail Opportunity Investments Corp.	15,304	217,776
RPT Realty, (Acquired 05/09/2017 -02/28/2023; Cost $119,855)(c)(d)	10,476	112,303
Safehold, Inc.(c)	2,980	89,042
Saul Centers, Inc.	1,586	62,362
Service Properties Trust	20,331	223,234
SITE Centers Corp.(c)	22,719	303,753
Summit Hotel Properties, Inc.	13,136	97,206
Sunstone Hotel Investors, Inc.(c)	25,854	273,277
Tanger Factory Outlet Centers, Inc.(c)	12,822	242,208
Uniti Group, Inc.(c)	29,148	160,023
Universal Health Realty Income Trust	1,560	82,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Equity REITs-(continued)
Urban Edge Properties(c)	14,431	$222,237
Urstadt Biddle Properties, Inc., Class A	3,669	63,474
Veris Residential, Inc.(b)	9,738	157,171
Whitestone REIT.	5,705	53,912
Xenia Hotels & Resorts, Inc.(c)	13,990	196,420

		7,266,858

Insurance-10.94%
Ambac Financial Group, Inc.(b)	5,526	91,455
American Equity Investment Life Holding Co.(c)	8,530	355,274
AMERISAFE, Inc.	2,354	128,387
Assured Guaranty Ltd.	7,368	459,837
Employers Holdings, Inc.	3,342	148,418
Genworth Financial, Inc., Class A(b)	60,994	379,993
HCI Group, Inc.	850	44,625
Horace Mann Educators Corp.	5,026	185,761
James River Group Holdings Ltd.	4,603	110,932
Mercury General Corp.	3,266	111,207
Palomar Holdings, Inc.(b)(c)	3,101	186,060
ProAssurance Corp.	6,631	131,891
Safety Insurance Group, Inc.	1,811	146,130
SiriusPoint Ltd. (Bermuda)(b)	10,438	74,110
Stewart Information Services Corp.(c)	3,333	141,619
Trupanion, Inc.(b)(c)	4,321	256,581
United Fire Group, Inc.	2,663	76,002
Universal Insurance Holdings, Inc.	3,375	65,239

		3,093,521

Mortgage REITs-4.96%
Apollo Commercial Real Estate Finance, Inc.(c)	15,895	182,634
ARMOUR Residential REIT, Inc.	16,238	88,172
Ellington Financial, Inc.	7,056	90,811
Franklin BSP Realty Trust, Inc.(c)	10,135	141,991
Granite Point Mortgage Trust, Inc.	6,359	38,090
Invesco Mortgage Capital, Inc.(c)(e)	4,344	54,430
KKR Real Estate Finance Trust, Inc.	7,050	102,225
New York Mortgage Trust, Inc.(c)	45,597	121,744
PennyMac Mortgage Investment Trust(c)	10,928	142,392
Ready Capital Corp.(c)	12,086	136,088
Redwood Trust, Inc.(c)	13,929	106,000
Two Harbors Investment Corp.(c)	11,843	196,239

		1,400,816

Real Estate Management & Development-2.46%
Anywhere Real Estate, Inc.(b)	13,453	77,893
Cushman & Wakefield PLC(b)(c)	19,974	258,463
Douglas Elliman, Inc.	8,192	34,570

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Real Estate Management & Development-(continued)
Marcus & Millichap, Inc.(c)	3,048	$104,760
RE/MAX Holdings, Inc., Class A	2,216	40,974
St. Joe Co. (The)	4,158	178,087

		694,747

Thrifts & Mortgage Finance-7.69%
Axos Financial, Inc.(b)	6,562	310,973
Capitol Federal Financial, Inc.	15,869	133,141
Mr. Cooper Group, Inc.(b)	8,671	402,595
NMI Holdings, Inc., Class A(b)(c)	10,271	239,725
Northfield Bancorp, Inc.	5,166	75,992
Provident Financial Services, Inc.	9,250	215,987
TrustCo Bank Corp.	2,341	87,694
Walker & Dunlop, Inc.	3,773	329,119
WSFS Financial Corp.	7,568	377,719

		2,172,945

Total Common Stocks & Other Equity Interests (Cost $32,003,881)		28,252,684

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $19,494)	19,494	19,494

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $32,023,375)		28,272,178

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-29.16%
Invesco Private Government Fund, 4.58%(e)(f)(g)	2,308,102	2,308,102
Invesco Private Prime Fund, 4.83%(e)(f)(g)	5,933,933	5,935,120

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,243,549)		8,243,222

TOTAL INVESTMENTS IN SECURITIES-129.18% (Cost $40,266,924)		36,515,400
OTHER ASSETS LESS LIABILITIES-(29.18)%		(8,249,248)

NET ASSETS-100.00%		$28,266,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Mortgage Capital, Inc.	$85,870	$6,685	$(20,782)	$39,719	$(57,062)	$54,430	$6,117

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	19,361	555,826	(555,693)	-	-	19,494	225

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,426,621	7,988,947	(8,107,466)	-	-	2,308,102	33,419	*

Invesco Private Prime Fund	6,239,883	19,789,548	(20,095,066)	(587)	1,342	5,935,120	91,058	*

Total	$8,771,735	$28,341,006	$(28,779,007)	$39,132	$(55,720)	$8,317,146	$130,819

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Banks	39.80

Equity REITs	25.71

Insurance	10.94

Thrifts & Mortgage Finance	7.69

Mortgage REITs	4.96

Consumer Finance	4.22

Capital Markets	4.17

Real Estate Management & Development	2.46

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Health Care ETF (PSCH)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-22.44%
Anika Therapeutics, Inc.(b)	47,095	$1,492,912
Arcus Biosciences, Inc.(b)(c)	168,006	3,059,389
Avid Bioservices, Inc.(b)(c)	200,261	3,296,296
Catalyst Pharmaceuticals, Inc.(b)	308,932	4,714,302
Coherus Biosciences, Inc.(b)(c)	207,986	1,408,065
Cytokinetics, Inc.(b)(c)	305,328	13,239,022
Dynavax Technologies Corp.(b)(c)	382,891	3,943,777
Eagle Pharmaceuticals, Inc.(b)(c)	33,566	939,848
Emergent BioSolutions, Inc.(b)(c)	142,997	1,770,303
Enanta Pharmaceuticals, Inc.(b)	62,759	3,043,812
Ironwood Pharmaceuticals, Inc.(b)(c)	430,410	4,850,721
iTeos Therapeutics, Inc.(b)	79,129	1,401,375
Myriad Genetics, Inc.(b)(c)	261,426	4,946,180
OmniAb, Inc.(b)(d)	20,054	0
OmniAb, Inc.(b)(d)	20,054	0
Organogenesis Holdings, Inc.(b)(c)	227,883	558,313
REGENXBIO, Inc.(b)(c)	121,311	2,699,170
uniQure N.V. (Netherlands)(b)	132,745	2,782,335
Vanda Pharmaceuticals, Inc.(b)	182,421	1,174,791
Vericel Corp.(b)	152,395	4,634,332
Vir Biotechnology, Inc.(b)(c)	244,748	5,580,255
Xencor, Inc.(b)(c)	193,372	6,213,042

		71,748,240

Health Care Equipment & Supplies-25.47%
AngioDynamics, Inc.(b)(c)	126,065	1,560,685
Artivion, Inc.(b)(c)	130,003	1,721,240
Avanos Medical, Inc.(b)	150,027	4,211,258
Cardiovascular Systems, Inc.(b)	134,883	2,658,544
CONMED Corp.(c)	98,360	9,461,248
Cutera, Inc.(b)(c)	57,503	1,864,822
Embecta Corp.(c)	186,589	5,961,519
Glaukos Corp.(b)(c)	153,897	7,268,555
Heska Corp.(b)(c)	32,811	2,671,800
Inogen, Inc.(b)(c)	73,888	1,157,825
Integer Holdings Corp.(b)(c)	106,888	8,014,462
LeMaitre Vascular, Inc.	62,363	3,125,010
Merit Medical Systems, Inc.(b)	183,614	12,959,476
Mesa Laboratories, Inc.	16,165	2,853,446
NuVasive, Inc.(b)(c)	168,225	7,272,367
OraSure Technologies, Inc.(b)	234,098	1,477,158
Orthofix Medical, Inc.(b)(c)	108,637	2,237,922
SurModics, Inc.(b)(c)	45,145	985,967
Varex Imaging Corp.(b)(c)	128,510	2,273,342
Zimvie, Inc.(b)(c)	67,275	765,589
Zynex, Inc.(b)(c)	70,025	904,723

		81,406,958

Health Care Providers & Services-30.45%
AdaptHealth Corp.(b)(c)	247,832	3,962,834
Addus HomeCare Corp.(b)(c)	51,972	5,646,238
Agiliti, Inc.(b)(c)	107,392	2,046,891
AMN Healthcare Services, Inc.(b)	139,822	12,585,378
Apollo Medical Holdings, Inc.(b)(c)	127,958	4,465,734
Community Health Systems, Inc.(b)	403,632	2,446,010
CorVel Corp.(b)	29,520	5,321,866
Cross Country Healthcare, Inc.(b)(c)	114,143	3,019,082
Enhabit, Inc.(b)	159,831	2,453,406

	Shares	Value
Health Care Providers & Services-(continued)
Ensign Group, Inc. (The)	178,994	$16,016,383
Fulgent Genetics, Inc.(b)(c)	63,509	2,082,460
ModivCare, Inc.(b)	41,043	4,030,012
NeoGenomics, Inc.(b)	407,357	6,863,965
Owens & Minor, Inc.(b)(c)	245,988	3,770,996
Pediatrix Medical Group, Inc.(b)(c)	264,304	4,160,145
Pennant Group, Inc. (The)(b)	90,881	1,365,033
RadNet, Inc.(b)(c)	157,082	3,704,779
Select Medical Holdings Corp.	335,936	9,134,100
US Physical Therapy, Inc.	41,896	4,245,322

		97,320,634

Health Care Technology-4.81%
Computer Programs and Systems, Inc.(b)(c)	45,864	1,376,379
HealthStream, Inc.(b)	77,796	1,995,467
NextGen Healthcare, Inc.(b)	176,467	3,195,817
OptimizeRx Corp.(b)(c)	55,294	986,998
Simulations Plus, Inc.(c)	51,649	1,964,728
Veradigm, Inc.(b)(c)	352,443	5,854,078

		15,373,467

Life Sciences Tools & Services-0.80%
BioLife Solutions, Inc.(b)(c)	110,204	2,563,345

Pharmaceuticals-15.97%
Amphastar Pharmaceuticals, Inc.(b)(c)	121,468	3,869,970
ANI Pharmaceuticals, Inc.(b)	39,386	1,647,910
Cara Therapeutics, Inc.(b)(c)	145,500	1,478,280
Collegium Pharmaceutical, Inc.(b)(c)	108,179	2,869,989
Corcept Therapeutics, Inc.(b)	309,113	6,438,824
Harmony Biosciences Holdings, Inc.(b)(c)	95,689	4,213,187
Innoviva, Inc.(b)(c)	202,331	2,442,135
Ligand Pharmaceuticals, Inc.(b)	51,783	3,735,626
Nektar Therapeutics(b)(c)	607,923	838,934
Pacira BioSciences, Inc.(b)	148,019	6,301,169
Phibro Animal Health Corp., Class A	65,562	1,029,979
Prestige Consumer Healthcare, Inc.(b)	159,771	9,626,203
Supernus Pharmaceuticals, Inc.(b)	174,399	6,555,658

		51,047,864

Total Common Stocks & Other Equity Interests (Cost $369,444,920)		319,460,508

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $204,960)	204,960	204,960

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $369,649,880)		319,665,468

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.13%
Invesco Private Government Fund, 4.58%(e)(f)(g)	20,191,769	20,191,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Health Care ETF (PSCH)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(e)(f)(g)	53,726,784	$53,737,527

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,932,898)		73,929,296

TOTAL INVESTMENTS IN SECURITIES-123.14% (Cost $443,582,778)		393,594,764
OTHER ASSETS LESS LIABILITIES-(23.14)%		(73,953,111)

NET ASSETS-100.00%.		$319,641,653

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023. (d) Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,214	$12,539,082	$(12,335,336)	$-	$-	$204,960	$6,997

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	28,445,085	49,058,685	(57,312,001)	-	-	20,191,769	486,964	*

Invesco Private Prime Fund	73,144,505	118,108,667	(137,526,255)	(8,075)	18,685	53,737,527	1,319,203	*

Total	$101,590,804	$179,706,434	$(207,173,592)	$(8,075)	$18,685	$74,134,256	$1,813,164

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Health Care ETF (PSCH)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health Care Providers & Services	30.45

Health Care Equipment & Supplies	25.47

Biotechnology	22.44

Pharmaceuticals	15.97

Health Care Technology	4.81

Life Sciences Tools & Services	0.80

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Industrials ETF (PSCI)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-8.12%
AAR Corp.(b)	15,470	$841,413
Aerojet Rocketdyne Holdings, Inc.(b)	35,138	1,979,675
AeroVironment, Inc.(b)(c)	11,599	994,498
Kaman Corp.	13,006	338,156
Moog, Inc., Class A	13,443	1,325,749
National Presto Industries, Inc.	2,358	161,830
Park Aerospace Corp.	9,027	148,223
Triumph Group, Inc.(b)(c)	30,172	380,771

		6,170,315

Air Freight & Logistics-5.09%
Atlas Air Worldwide Holdings, Inc.(b)(c)	11,963	1,205,990
Forward Air Corp.	12,342	1,273,818
Hub Group, Inc., Class A(b)	15,157	1,390,351

		3,870,159

Airlines-2.32%
Allegiant Travel Co.(b)(c)	7,259	744,410
Hawaiian Holdings, Inc.(b)(c)	23,864	267,277
SkyWest, Inc.(b)	23,486	447,878
Sun Country Airlines Holdings, Inc.(b)(c)	15,120	303,156

		1,762,721

Building Products-10.22%
AAON, Inc.	19,508	1,774,448
American Woodmark Corp.(b)	7,716	393,362
Apogee Enterprises, Inc.(c)	10,308	471,694
AZZ, Inc.	11,540	469,101
Gibraltar Industries, Inc.(b)(c)	14,376	767,822
Griffon Corp.	21,985	801,793
Insteel Industries, Inc.	9,041	268,970
MasterBrand, Inc.(b)	60,026	584,653
PGT Innovations, Inc.(b)(c)	27,850	589,027
Quanex Building Products Corp.	15,378	399,059
Resideo Technologies, Inc.(b)	67,697	1,241,563

		7,761,492

Commercial Services & Supplies-13.00%
ABM Industries, Inc.(c)	30,706	1,486,477
Brady Corp., Class A(c)	21,528	1,187,485
CoreCivic, Inc.(b)	53,371	518,232
Deluxe Corp.	20,023	369,224
GEO Group, Inc. (The)(b)(c)	57,627	504,813
Harsco Corp.(b)	36,890	312,089
Healthcare Services Group, Inc.(c)	34,390	456,355
HNI Corp.	19,200	600,000
Interface, Inc.	27,001	238,149
KAR Auction Services, Inc.(b)(c)	50,552	722,388
Liquidity Services, Inc.(b)(c)	12,553	158,921
Matthews International Corp., Class A	14,207	542,139
MillerKnoll, Inc.	35,072	837,169
Pitney Bowes, Inc.	75,114	325,995
UniFirst Corp.	6,999	1,372,714
Viad Corp.(b)(c)	9,594	246,662

		9,878,812

Construction & Engineering-8.15%
Arcosa, Inc.(c)	22,445	1,360,167
Comfort Systems USA, Inc.	16,599	2,414,158

	Shares	Value
Construction & Engineering-(continued)
Granite Construction, Inc.(c)	20,298	$876,874
MYR Group, Inc.(b)	7,706	929,421
NV5 Global, Inc.(b)(c)	5,778	607,961

		6,188,581

Electrical Equipment-2.41%
Encore Wire Corp.(c)	8,514	1,643,287
Powell Industries, Inc.	4,211	186,758

		1,830,045

Machinery-29.22%
3D Systems Corp.(b)(c)	60,882	596,035
Alamo Group, Inc.	4,777	871,277
Albany International Corp., Class A(c)	14,436	1,456,881
Astec Industries, Inc.	10,542	474,706
Barnes Group, Inc.	23,473	989,152
CIRCOR International, Inc.(b)(c)	9,452	276,660
Enerpac Tool Group Corp.(c)	26,398	710,898
EnPro Industries, Inc.	9,656	1,038,020
ESCO Technologies, Inc.	12,000	1,118,280
Federal Signal Corp.	28,146	1,485,264
Franklin Electric Co., Inc.	18,060	1,725,994
Greenbrier Cos., Inc. (The)(c)	15,217	488,618
Hillenbrand, Inc.(c)	32,240	1,519,794
John Bean Technologies Corp.	14,788	1,639,841
Lindsay Corp.	5,097	767,048
Mueller Industries, Inc.	26,395	1,952,438
Proto Labs, Inc.(b)(c)	12,587	395,735
SPX Technologies, Inc.(b)(c)	20,975	1,477,479
Standex International Corp.(c)	5,564	643,644
Tennant Co	8,632	611,318
Titan International, Inc.(b)	23,628	293,224
Trinity Industries, Inc.(c)	37,785	1,054,579
Wabash National Corp.(c)	22,254	609,760

		22,196,645

Marine-1.53%
Matson, Inc.(c)	17,537	1,166,386

Professional Services-6.73%
Exponent, Inc.	23,505	2,418,665
Forrester Research, Inc.(b)(c)	5,218	171,620
Heidrick & Struggles International, Inc.	9,219	316,488
Kelly Services, Inc., Class A	16,056	268,617
Korn Ferry	24,778	1,384,842
Resources Connection, Inc.	14,883	268,787
TrueBlue, Inc.(b)	15,187	283,997

		5,113,016

Road & Rail-4.12%
ArcBest Corp.	11,334	1,090,331
Heartland Express, Inc.(c)	21,618	348,698
Marten Transport Ltd.	26,727	589,865
RXO, Inc.(b)	53,433	1,099,117

		3,128,011

Trading Companies & Distributors-9.00%
Applied Industrial Technologies, Inc.	17,904	2,557,765
Boise Cascade Co	18,311	1,265,473
DXP Enterprises, Inc.(b)	7,317	211,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Trading Companies & Distributors-(continued)
GMS, Inc.(b)	19,684	$1,195,015
NOW, Inc.(b)	51,263	658,730
Veritiv Corp.(c)	6,258	947,712

		6,836,229

Total Common Stocks & Other Equity Interests (Cost $77,417,202)		75,902,412

Money Market Funds-0.05%
Invesco Government & Agency Portfolio,
Institutional Class, 4.51%(d)(e) (Cost $34,730)	34,730	34,730

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $77,451,932)		75,937,142

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.25%
Invesco Private Government Fund, 4.58%(d)(e)(f)	4,071,959	$4,071,959
Invesco Private Prime Fund, 4.83%(d)(e)(f)	10,551,441	10,553,551

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,626,236)		14,625,510

TOTAL INVESTMENTS IN SECURITIES-119.21% (Cost $92,078,168)		90,562,652
OTHER ASSETS LESS LIABILITIES-(19.21)%		(14,591,969)

NET ASSETS-100.00%.		$75,970,683

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$19,939	$1,650,498	$(1,635,707)	$-	$-	$34,730	$727

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,784,177	12,108,127	(11,820,345)	-	-	4,071,959	50,986	*

Invesco Private Prime Fund	9,746,286	33,335,275	(32,528,008)	(1,319)	1,317	10,553,551	138,059	*

Total	$13,550,402	$47,093,900	$(45,984,060)	$(1,319)	$1,317	$14,660,240	$189,772

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e) The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Machinery	29.22

Commercial Services & Supplies	13.00

Building Products	10.22

Trading Companies & Distributors	9.00

Construction & Engineering	8.15

Aerospace & Defense	8.12

Professional Services	6.73

Air Freight & Logistics	5.09

Road & Rail	4.12

Industry Types Each Less Than 3%	6.26

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-9.71%
ADTRAN Holdings, Inc.	173,132	$3,021,153
Clearfield, Inc.(b)(c)	28,003	1,755,508
Comtech Telecommunications Corp.(c)	67,820	1,084,442
Digi International, Inc.(b)(c)	86,522	2,887,239
Extreme Networks, Inc.(b)(c)	321,860	6,025,219
Harmonic, Inc.(b)(c)	258,350	3,407,637
NETGEAR, Inc.(b)	70,746	1,280,503
NetScout Systems, Inc.(b)(c)	168,201	4,783,636
Viavi Solutions, Inc.(b)(c)	554,633	6,067,685

		30,313,022

Electronic Equipment, Instruments & Components-30.54%
Advanced Energy Industries, Inc.(c)	91,605	8,526,594
Arlo Technologies, Inc.(b)	216,794	823,817
Badger Meter, Inc.(c)	71,711	8,721,492
Benchmark Electronics, Inc.	86,193	2,050,532
CTS Corp.(c)	78,112	3,383,031
ePlus, Inc.(b)	65,916	3,570,670
Fabrinet (Thailand)(b)(c)	89,646	10,925,158
FARO Technologies, Inc.(b)(c)	46,057	1,252,750
Insight Enterprises, Inc.(b)(c)	74,248	9,943,292
Itron, Inc.(b)(c)	110,690	6,173,181
Knowles Corp.(b)(c)	222,829	3,783,637
Methode Electronics, Inc.(c)	89,599	4,366,159
OSI Systems, Inc.(b)(c)	38,404	3,554,290
PC Connection, Inc.	27,713	1,213,829
Plexus Corp.(b)(c)	67,825	6,503,739
Rogers Corp.(b)(c)	46,094	6,785,037
Sanmina Corp.(b)(c)	140,744	8,509,382
ScanSource, Inc.(b)	61,861	1,928,826
TTM Technologies, Inc.(b)(c)	250,407	3,327,909

		95,343,325

IT Services-10.11%
CSG Systems International, Inc.	74,270	4,173,974
EVERTEC, Inc. (Puerto Rico)	159,775	5,881,318
Payoneer Global, Inc.(b)(c)	489,071	2,836,612
Perficient, Inc.(b)(c)	84,835	6,006,318
Sabre Corp.(b)(c)	804,363	4,070,077
TTEC Holdings, Inc.	46,284	1,863,394
Unisys Corp.(b)(c)	166,041	826,884
Verra Mobility Corp.(b)	341,637	5,886,405

		31,544,982

Semiconductors & Semiconductor Equipment-28.78%
Alpha & Omega Semiconductor Ltd.(b)(c)	54,400	1,453,024
Axcelis Technologies, Inc.(b)(c)	80,498	10,347,213
CEVA, Inc.(b)(c)	56,776	1,791,851
Cohu, Inc.(b)(c)	116,731	4,342,393
Diodes, Inc.(b)(c)	111,421	10,216,191
FormFactor, Inc.(b)(c)	188,727	5,680,683
Ichor Holdings Ltd.(b)(c)	70,575	2,325,446
Kulicke & Soffa Industries, Inc. (Singapore)(c)	142,315	7,585,389
MaxLinear, Inc.(b)(c)	177,128	6,059,549
Onto Innovation, Inc.(b)(c)	121,334	10,006,415
PDF Solutions, Inc.(b)	72,338	2,708,335
Photronics, Inc.(b)(c)	151,251	2,665,043
Rambus, Inc.(b)(c)	263,348	11,647,882

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Semtech Corp.(b)(c)	155,634	$4,795,083
SMART Global Holdings, Inc.(b)	119,122	1,989,337
Ultra Clean Holdings, Inc.(b)(c)	111,458	3,551,052
Veeco Instruments, Inc.(b)(c)	126,047	2,681,020

		89,845,906

Software-19.59%
8x8, Inc.(b)(c)	273,512	1,455,084
A10 Networks, Inc.(c)	156,558	2,382,813
Adeia, Inc.	257,284	2,536,820
Agilysys, Inc.(b)	48,529	3,877,952
Alarm.com Holdings, Inc.(b)(c)	122,299	6,216,458
Cerence, Inc.(b)(c)	96,479	2,641,595
Consensus Cloud Solutions, Inc.(b)(c)	43,242	1,774,652
Digital Turbine, Inc.(b)(c)	220,740	2,370,748
DoubleVerify Holdings, Inc.(b)(c)	181,761	4,774,861
Ebix, Inc.(c)	57,590	1,000,914
InterDigital, Inc.(c)	65,968	4,815,004
LivePerson, Inc.(b)(c)	171,680	1,737,402
LiveRamp Holdings, Inc.(b)	162,860	3,848,382
OneSpan, Inc.(b)(c)	86,527	1,169,845
Progress Software Corp.	105,350	6,051,304
SPS Commerce, Inc.(b)(c)	88,313	13,303,470
Xperi, Inc.(b)(c)	102,250	1,195,303

		61,152,607

Technology Hardware, Storage & Peripherals-1.28%
Avid Technology, Inc.(b)(c)	81,359	2,364,293
Corsair Gaming, Inc.(b)(c)	94,055	1,645,962

		4,010,255

Total Common Stocks & Other Equity Interests (Cost $289,913,756)		312,210,097

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $27,772)	27,772	27,772

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $289,941,528)		312,237,869

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.68%
Invesco Private Government Fund, 4.58%(d)(e)(f)	21,543,174	21,543,174
Invesco Private Prime Fund, 4.83%(d)(e)(f)	55,477,284	55,488,378

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,035,722)		77,031,552

TOTAL INVESTMENTS IN SECURITIES-124.70% (Cost $366,977,250)		389,269,421
OTHER ASSETS LESS LIABILITIES-(24.70)%		(77,110,384)

NET ASSETS-100.00%.		$312,159,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Information Technology ETF (PSCT)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$3,971,318	$705,662	$(4,649,208)	$-	$-	$27,772	$1,523

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,677,602	75,879,574	(79,014,002)	-	-	21,543,174	370,041	*

Invesco Private Prime Fund	63,456,692	152,523,173	(160,497,150)	(8,897)	14,560	55,488,378	1,009,479	*

Total	$92,105,612	$229,108,409	$(244,160,360)	$(8,897)	$14,560	$77,059,324	$1,381,043

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Electronic Equipment, Instruments & Components	30.54

Semiconductors & Semiconductor Equipment	28.78

Software	19.59

IT Services	10.11

Communications Equipment	9.71

Technology Hardware, Storage & Peripherals	1.28

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Materials ETF (PSCM)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Chemicals-50.31%
AdvanSix, Inc.	9,461	$389,320
American Vanguard Corp.	9,544	199,183
Balchem Corp.	10,984	1,427,920
FutureFuel Corp.	8,861	77,534
H.B. Fuller Co	18,226	1,271,446
Hawkins, Inc.	6,493	264,070
Innospec, Inc.	8,466	926,688
Koppers Holdings, Inc.	7,172	257,403
Livent Corp.(b)(c)	61,317	1,437,884
Mativ Holdings, Inc., Class A	18,856	488,559
Minerals Technologies, Inc.	11,157	677,788
Quaker Chemical Corp.(c)	4,487	878,465
Rayonier Advanced Materials, Inc.(b)	21,955	180,031
Stepan Co	7,071	736,020
Tredegar Corp.	8,635	100,339
Trinseo PLC	12,002	278,206

		9,590,856

Containers & Packaging-7.88%
Myers Industries, Inc.	12,525	323,646
O-I Glass, Inc.(b)(c)	53,043	1,178,616

		1,502,262

Metals & Mining-36.81%
Arconic Corp.(b)	34,889	922,465
ATI, Inc.(b)(c)	44,240	1,798,356
Carpenter Technology Corp.	16,655	804,936
Century Aluminum Co.(b)	17,556	211,901
Compass Minerals International, Inc.	11,679	449,992
Haynes International, Inc.	4,277	233,995
Kaiser Aluminum Corp.(c)	5,470	433,880
Materion Corp.	7,060	788,461
Olympic Steel, Inc.	3,285	172,463
SunCoke Energy, Inc.	28,623	272,205
TimkenSteel Corp.(b)(c)	13,583	248,433
Warrior Met Coal, Inc.	17,764	679,828

		7,016,915

	Shares	Value
Paper & Forest Products-4.88%
Clearwater Paper Corp.(b)	5,745	$221,699
Mercer International, Inc. (Germany)	13,852	149,325
Sylvamo Corp.(c)	11,352	559,994

		931,018

Total Common Stocks & Other Equity Interests (Cost $18,043,422)		19,041,051

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $1,763)	1,763	1,763

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $18,045,185)		19,042,814

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.12%
Invesco Private Government Fund, 4.58%(d)(e)(f)	1,661,157	1,661,157
Invesco Private Prime Fund, 4.83%(d)(e)(f)	4,270,692	4,271,546

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,932,780)		5,932,703

TOTAL INVESTMENTS IN SECURITIES-131.01% (Cost $23,977,965)		24,975,517
OTHER ASSETS LESS LIABILITIES-(31.01)%		(5,911,035)

NET ASSETS-100.00%		$19,064,482

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$169,949	$(168,186)	$-	$-	$1,763	$115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Materials ETF (PSCM)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$822,594	$7,668,723	$(6,830,160)	$-	$-	$1,661,157	$15,350	*

Invesco Private Prime Fund	2,115,243	15,824,839	(13,668,835)	(227)	526	4,271,546	42,278	*

Total	$2,937,837	$23,663,511	$(20,667,181)	$(227)	$526	$5,934,466	$57,743

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Chemicals	50.31

Metals & Mining	36.81

Containers & Packaging	7.88

Paper & Forest Products	4.88

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Diversified Telecommunication Services-8.62%
ATN International, Inc.(b)	5,927	$249,230
Cogent Communications Holdings, Inc.	22,544	1,459,499
Consolidated Communications Holdings, Inc.(c)	40,840	123,745

		1,832,474

Electric Utilities-7.67%
Otter Tail Corp.(b)	23,022	1,632,030

Entertainment-4.81%
Cinemark Holdings, Inc.(b)(c)	59,269	806,651
Marcus Corp. (The)(b)	13,491	217,070

		1,023,721

Gas Utilities-9.17%
Chesapeake Utilities Corp.	7,905	1,012,552
Northwest Natural Holding Co	19,409	938,231

		1,950,783

Interactive Media & Services-14.78%
Cars.com, Inc.(b)(c)	34,256	657,715
QuinStreet, Inc.(b)(c)	27,883	473,175
Shutterstock, Inc.	13,270	998,169
Yelp, Inc.(b)(c)	33,809	1,014,946

		3,144,005

Media-12.75%
AMC Networks, Inc., Class A(c)	15,501	346,602
E.W. Scripps Co. (The), Class A(c)	32,053	404,509
Gannett Co., Inc.(b)(c)	80,788	244,788
Scholastic Corp.	16,438	749,737
TechTarget, Inc.(c)	14,919	562,894
Thryv Holdings, Inc.(b)(c)	16,967	404,493

		2,713,023

Multi-Utilities-9.79%
Avista Corp.	38,925	1,600,596
Unitil Corp.	8,870	481,818

		2,082,414

	Shares	Value
Water Utilities-23.78%
American States Water Co	19,501	$1,741,439
California Water Service Group	28,926	1,655,724
Middlesex Water Co	9,754	746,181
SJW Group	11,967	914,758

		5,058,102

Wireless Telecommunication Services-8.61%
Gogo, Inc.(b)(c)	35,893	590,799
Shenandoah Telecommunications Co.(b)	27,704	540,782
Telephone & Data Systems, Inc.	55,195	700,425

		1,832,006

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $22,355,344)		21,268,558

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.21%
Invesco Private Government Fund, 4.58%(d)(e)(f)	1,322,879	1,322,879
Invesco Private Prime Fund, 4.83%(d)(e)(f)	3,401,009	3,401,689

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,724,750)		4,724,568

TOTAL INVESTMENTS IN SECURITIES-122.19% (Cost $27,080,094)		25,993,126
OTHER ASSETS LESS LIABILITIES-(22.19)%		(4,721,255)

NET ASSETS-100.00%		$21,271,871

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$247,732	$(247,732)	$-	$-	$-	$185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$962,400	$5,670,000	$(5,309,521)	$-	$-	$1,322,879	$22,560	*

Invesco Private Prime Fund	2,474,743	13,431,851	(12,505,505)	(335)	935	3,401,689	61,215	*

Total	$3,437,143	$19,349,583	$(18,062,758)	$(335)	$935	$4,724,568	$83,960

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Water Utilities	23.78

Interactive Media & Services	14.78

Media	12.75

Multi-Utilities	9.79

Gas Utilities	9.17

Diversified Telecommunication Services	8.62

Wireless Telecommunication Services	8.61

Electric Utilities	7.67

Entertainment	4.81

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

(This Page Intentionally Left Blank)

29

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$392,104,757	$26,521,106	$54,659,908	$132,413,337
Affiliated investments in securities, at value(a)	85,038,468	8,758,304	9,877,424	26,547,785
Receivable for:
Dividends	196,806	24,030	21,638	48,038
Securities lending	29,601	5,733	2,989	4,621
Investments sold	-	-	-	615,878
Investments sold - affiliated broker	-	-	-	-

Total assets	477,369,632	35,309,173	64,561,959	159,629,659

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	-	-	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	84,703,309	8,748,663	9,863,526	26,364,684
Fund shares repurchased	-	-	-	616,712
Accrued unitary management fees	184,739	5,949	12,740	30,541

Total liabilities	84,888,048	8,754,612	9,876,266	27,011,937

Net Assets	$392,481,584	$26,554,561	$54,685,693	$132,617,722

Net assets consist of:
Shares of beneficial interest	$803,580,464	$47,938,053	$64,315,218	$194,818,946
Distributable earnings (loss)	(411,098,880)	(21,383,492)	(9,629,525)	(62,201,224)

Net Assets	$392,481,584	$26,554,561	$54,685,693	$132,617,722

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,100,000	290,000	500,000	12,920,000
Net asset value	$76.96	$91.57	$109.37	$10.26

Market price	$77.07	$91.63	$109.56	$10.27

Unaffiliated investments in securities, at cost	$338,692,303	$32,841,169	$53,415,241	$135,956,758

Affiliated investments in securities, at cost	$85,044,085	$8,757,989	$9,878,186	$26,549,076

(a) Includes securities on loan with an aggregate value of:	$82,102,020	$8,516,183	$9,641,563	$25,552,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$28,198,254	$319,460,508	$75,902,412	$312,210,097	$19,041,051	$21,268,558
8,317,146	74,134,256	14,660,240	77,059,324	5,934,466	4,724,568
25,917	42,098	49,678	64,166	25,669	39,143
1,027	11,240	1,691	11,560	352	476
310,856	-	-	4,483,487	-	-
-	-	-	1,327,726	-	-

36,853,200	393,648,102	90,614,021	395,156,360	25,001,538	26,032,745

-	-	-	-	-	31,272
148,913	-	-	5,889,481	-	-
188,046	-	-	-	-	-
8,243,549	73,932,898	14,626,236	77,035,722	5,932,780	4,724,750
-	-	-	-	-	-
6,540	73,551	17,102	72,120	4,276	4,852

8,587,048	74,006,449	14,643,338	82,997,323	5,937,056	4,760,874

$28,266,152	$319,641,653	$75,970,683	$312,159,037	$19,064,482	$21,271,871

$38,606,249	$472,529,405	$80,614,958	$290,379,195	$21,863,585	$32,097,436
(10,340,097)	(152,887,752)	(4,644,275)	21,779,842	(2,799,103)	(10,825,565)

$28,266,152	$319,641,653	$75,970,683	$312,159,037	$19,064,482	$21,271,871

560,000	2,350,000	770,000	2,390,000	270,000	370,000
$50.48	$136.02	$98.66	$130.61	$70.61	$57.49

$50.55	$136.08	$98.71	$130.37	$70.69	$57.46

$31,634,733	$369,444,920	$77,417,202	$289,913,756	$18,043,422	$22,355,344

$8,632,191	$74,137,858	$14,660,966	$77,063,494	$5,934,543	$4,724,750

$7,735,435	$70,873,453	$14,367,414	$74,812,219	$5,801,357	$4,607,809

31

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$2,117,517	$193,597	$554,400	$1,918,171
Affiliated dividend income	4,385	157	321	1,132
Securities lending income, net	327,712	17,593	28,607	19,261
Foreign withholding tax	(3,630)	-	-	(471)

Total investment income	2,445,984	211,347	583,328	1,938,093

Expenses:
Unitary management fees	1,172,223	34,923	84,627	194,441

Less: Waivers	(103)	(4)	(11)	(29)

Net expenses	1,172,120	34,919	84,616	194,412

Net investment income (loss)	1,273,864	176,428	498,712	1,743,681

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(31,490,768)	(1,567,521)	(1,324,559)	(1,164,627)
Affiliated investment securities	14,351	675	2,952	1,782
Unaffiliated in-kind redemptions	8,669,333	(706,687)	2,233,775	6,121,509
Affiliated in-kind redemptions	-	-	-	-

Net realized gain (loss)	(22,807,084)	(2,273,533)	912,168	4,958,664

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	27,064,866	5,269,431	2,681,521	(1,416,421)
Affiliated investment securities	(10,105)	(119)	(1,484)	(2,525)

Change in net unrealized appreciation (depreciation)	27,054,761	5,269,312	2,680,037	(1,418,946)

Net realized and unrealized gain (loss)	4,247,677	2,995,779	3,592,205	3,539,718

Net increase (decrease) in net assets resulting from operations	$5,521,541	$3,172,207	$4,090,917	$5,283,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$628,355	$217,832	$361,353	$474,807	$111,274	$219,594
6,342	6,997	727	1,523	115	185
6,153	85,174	8,392	67,392	2,705	3,759
(907)	-	-	-	-	-

639,943	310,003	370,472	543,722	114,094	223,538

46,766	466,333	102,179	464,398	27,067	29,984

(8)	(126)	(25)	(82)	(3)	(5)

46,758	466,207	102,154	464,316	27,064	29,979

593,185	(156,204)	268,318	79,406	87,030	193,559

(1,294,130)	(9,050,721)	(945,523)	(12,867,233)	(542,616)	(220,114)
(38,084)	18,685	1,317	14,560	526	935
281,221	16,730,582	1,482,925	27,196,910	503,930	440,857
(17,636)	-	-	-	-	-

(1,068,629)	7,698,546	538,719	14,344,237	(38,160)	221,678

699,672	(18,932,955)	8,834,891	(1,226,629)	2,096,974	(391,777)
39,132	(8,075)	(1,319)	(8,897)	(227)	(335)

738,804	(18,941,030)	8,833,572	(1,235,526)	2,096,747	(392,112)

(329,825)	(11,242,484)	9,372,291	13,108,711	2,058,587	(170,434)

$263,360	$(11,398,688)	$9,640,609	$13,188,117	$2,145,617	$23,125

33

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$1,273,864	$2,755,953	$176,428	$439,722
Net realized gain (loss)	(22,807,084)	(50,715,729)	(2,273,533)	(6,288,341)
Change in net unrealized appreciation (depreciation)	27,054,761	(22,137,318)	5,269,312	(7,297,669)

Net increase (decrease) in net assets resulting from operations	5,521,541	(70,097,094)	3,172,207	(13,146,288)

Distributions to Shareholders from:
Distributable earnings	(2,110,781)	(1,517,201)	(195,540)	(447,217)

Shareholder Transactions:
Proceeds from shares sold	57,044,782	463,001,703	953,106	7,543,321
Value of shares repurchased	(58,054,064)	(457,120,808)	(2,445,787)	(34,786,413)

Net increase (decrease) in net assets resulting from share transactions	(1,009,282)	5,880,895	(1,492,681)	(27,243,092)

Net increase (decrease) in net assets	2,401,478	(65,733,400)	1,483,986	(40,836,597)

Net assets:
Beginning of period	390,080,106	455,813,506	25,070,575	65,907,172

End of period	$392,481,584	$390,080,106	$26,554,561	$25,070,575

Changes in Shares Outstanding:
Shares sold	750,000	5,300,000	10,000	70,000
Shares repurchased	(770,000)	(5,410,000)	(30,000)	(340,000)
Shares outstanding, beginning of period	5,120,000	5,230,000	310,000	580,000

Shares outstanding, end of period	5,100,000	5,120,000	290,000	310,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$498,712	$596,630	$1,743,681	$1,467,801	$593,185	$1,068,215
912,168	2,826,943	4,958,664	31,449,358	(1,068,629)	1,182,983
2,680,037	(3,374,723)	(1,418,946)	14,790,884	738,804	(7,753,659)

4,090,917	48,850	5,283,399	47,708,043	263,360	(5,502,461)

(476,955)	(553,632)	(1,648,543)	(1,206,030)	(441,956)	(1,022,746)

4,346,021	35,437,137	23,698,187	124,402,426	-	3,600,462
(14,721,792)	(20,467,022)	(32,908,059)	(138,300,452)	(9,330,492)	(9,588,046)

(10,375,771)	14,970,115	(9,209,872)	(13,898,026)	(9,330,492)	(5,987,584)

(6,761,809)	14,465,333	(5,575,016)	32,603,987	(9,509,088)	(12,512,791)

61,447,502	46,982,169	138,192,738	105,588,751	37,775,240	50,288,031

$54,685,693	$61,447,502	$132,617,722	$138,192,738	$28,266,152	$37,775,240

40,000	340,000	2,250,000	13,590,000	-	60,000
(140,000)	(200,000)	(3,290,000)	(15,850,000)	(190,000)	(170,000)
600,000	460,000	13,960,000	16,220,000	750,000	860,000

500,000	600,000	12,920,000	13,960,000	560,000	750,000

35

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income (loss)	$(156,204)	$(622,166)	$268,318	$712,672
Net realized gain (loss)	7,698,546	(19,561,105)	538,719	14,501,472
Change in net unrealized appreciation (depreciation)	(18,941,030)	(112,442,742)	8,833,572	(24,332,319)

Net increase (decrease) in net assets resulting from operations	(11,398,688)	(132,626,013)	9,640,609	(9,118,175)

Distributions to Shareholders from:
Distributable earnings	-	-	(381,296)	(699,479)

Shareholder Transactions:
Proceeds from shares sold	30,844,398	7,487,611	9,065,937	15,464,593
Value of shares repurchased	(36,304,883)	(64,464,356)	(10,962,038)	(61,875,092)

Net increase (decrease) in net assets resulting from share transactions	(5,460,485)	(56,976,745)	(1,896,101)	(46,410,499)

Net increase (decrease) in net assets	(16,859,173)	(189,602,758)	7,363,212	(56,228,153)

Net assets:
Beginning of period	336,500,826	526,103,584	68,607,471	124,835,624

End of period	$319,641,653	$336,500,826	$75,970,683	$68,607,471

Changes in Shares Outstanding:
Shares sold	230,000	50,000	100,000	170,000
Shares repurchased	(270,000)	(410,000)	(120,000)	(700,000)
Shares outstanding, beginning of period	2,390,000	2,750,000	790,000	1,320,000

Shares outstanding, end of period	2,350,000	2,390,000	770,000	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$79,406	$(13,844)	$87,030	$175,509	$193,559	$359,772
14,344,237	32,822,062	(38,160)	1,246,272	221,678	(917,613)
(1,235,526)	(116,978,472)	2,096,747	(2,175,429)	(392,112)	(2,859,129)

13,188,117	(84,170,254)	2,145,617	(753,648)	23,125	(3,416,970)

-	-	(100,271)	(157,069)	(198,106)	(801,868)

17,082,603	84,981,270	1,866,616	1,349,387	2,297,924	6,686,321
(101,315,949)	(94,763,303)	(3,774,029)	(9,223,604)	(3,503,957)	(6,848,398)

(84,233,346)	(9,782,033)	(1,907,413)	(7,874,217)	(1,206,033)	(162,077)

(71,045,229)	(93,952,287)	137,933	(8,784,934)	(1,381,014)	(4,380,915)

383,204,266	477,156,553	18,926,549	27,711,483	22,652,885	27,033,800

$312,159,037	$383,204,266	$19,064,482	$18,926,549	$21,271,871	$22,652,885

150,000	580,000	30,000	20,000	40,000	100,000
(890,000)	(690,000)	(60,000)	(140,000)	(60,000)	(110,000)
3,130,000	3,240,000	300,000	420,000	390,000	400,000

2,390,000	3,130,000	270,000	300,000	370,000	390,000

37

Financial Highlights

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$76.19		$87.15	$59.33	$53.34	$59.34	$48.11		$35.42

Net investment income (loss)(a)	0.24		0.53	0.03	0.20	(0.01)	(0.01)		0.14
Net realized and unrealized gain (loss) on investments	0.93		(11.20)	27.88	5.97	(5.99)	11.34		12.71

Total from investment operations	1.17		(10.67)	27.91	6.17	(6.00)	11.33		12.85

Distributions to shareholders from:
Net investment income	(0.40)		(0.29)	(0.09)	(0.18)	-	(0.10)		(0.16)

Net asset value at end of period	$76.96		$76.19	$87.15	$59.33	$53.34	$59.34		$48.11

Market price at end of period(b)	$77.07		$76.21	$87.07	$59.39	$53.34	$59.36		$48.16

Net Asset Value Total Return(c)	1.56%		(12.25)%	47.07%	11.65%	(10.11)%	23.60%		36.38%
Market Price Total Return(c)	1.69%		(12.15)%	46.79%	11.77%	(10.14)%	23.51%		36.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$392,482		$390,080	$455,814	$234,373	$264,010	$453,972		$228,517
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)	0.60%
Net investment income (loss)	0.65	%(d)	0.63%	0.03%	0.39%	(0.03)%	(0.02	)%(d)	0.34%
Portfolio turnover rate(e)	98%		175%	198%	185%	159%	100%		131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$80.87		$113.63	$64.90	$57.37	$71.32		$55.45		$46.40

Net investment income(a)	0.60		1.04	0.47	0.61	0.57		0.56		0.66
Net realized and unrealized gain (loss) on investments.	10.75		(32.74)	48.59	7.57	(13.81)		15.78		9.12

Total from investment operations	11.35		(31.70)	49.06	8.18	(13.24)		16.34		9.78

Distributions to shareholders from:
Net investment income	(0.65)		(1.06)	(0.33)	(0.65)	(0.71)		(0.47)		(0.73)

Net asset value at end of period	$91.57		$80.87	$113.63	$64.90	$57.37		$71.32		$55.45

Market price at end of period(b)	$91.63		$80.85	$113.46	$64.92	$57.36		$71.31		$55.51

Net Asset Value Total Return(c)	14.18%		(28.01)%	75.74%	14.68%	(18.57)%		29.58%		21.15%
Market Price Total Return(c)	14.28%		(27.91)%	75.42%	14.74%	(18.58)%		29.43%		21.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,555		$25,071	$65,907	$19,470	$22,949		$92,718		$66,543
Ratio to average net assets of:
Expenses	0.29	%(d)	0.30%	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%
Net investment income	1.47	%(d)	1.04%	0.44%	1.08%	0.93	%(e)	1.07	%(d)	1.25%
Portfolio turnover rate(f)	6%		24%	33%	27%	27%		9%		19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$102.41		$102.14	$78.36	$71.88	$85.41		$72.47		$63.05

Net investment income(a)	0.88		1.25	1.55	1.21	1.09		0.56		0.94
Net realized and unrealized gain (loss) on investments.	6.88		0.22 (b)	23.85	6.60	(13.48)		12.91		9.64

Total from investment operations	7.76		1.47	25.40	7.81	(12.39)		13.47		10.58

Distributions to shareholders from:
Net investment income	(0.80)		(1.20)	(1.62)	(1.33)	(1.14)		(0.53)		(1.16)

Net asset value at end of period	$109.37		$102.41	$102.14	$78.36	$71.88		$85.41		$72.47

Market price at end of period(c)	$109.56		$102.43	$102.02	$78.57	$71.66		$85.34		$72.54

Net Asset Value Total Return(d)	7.65%		1.48%	32.77%	10.97%	(14.52)%		18.70%		16.88%
Market Price Total Return(d)	7.82%		1.62%	32.27%	11.60%	(14.71)%		18.49%		17.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,686		$61,448	$46,982	$39,182	$46,722		$89,681		$54,350
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.30	%(f)	0.29	%(e)	0.29%
Net investment income	1.71	%(e)	1.21%	1.64%	1.66%	1.41	%(f)	0.89	%(e)	1.38%
Portfolio turnover rate(g)	11%		20%	30%	40%	59%		42%		62%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$9.90		$6.51	$3.50	$6.97	$16.34		$14.26		$16.73

Net investment income (loss)(a)	0.13		0.09	0.03	0.05	(0.02)		(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	0.36		3.37	3.00	(3.49)	(9.33)		2.09		(2.44)

Total from investment operations	0.49		3.46	3.03	(3.44)	(9.35)		2.09		(2.45)

Distributions to shareholders from:
Net investment income	(0.13)		(0.07)	(0.02)	(0.03)	(0.02)		(0.01)		(0.01)
Return of capital	-		-	-	-	-		-		(0.01)

Total distributions	(0.13)		(0.07)	(0.02)	(0.03)	(0.02)		(0.01)		(0.02)

Net asset value at end of period	$10.26		$9.90	$6.51	$3.50	$6.97		$16.34		$14.26

Market price at end of period(c)	$10.27		$9.90	$6.52	$3.52	$6.98		$16.33		$14.30

Net Asset Value Total Return(d)	5.01%		53.42%	87.13%	(49.31)%	(57.29)%		14.64%		(14.69)%
Market Price Total Return(d)	5.12%		53.18%	86.35%	(49.09)%	(57.20)%		14.25%		(14.55)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$132,618		$138,193	$105,589	$14,713	$19,523		$60,475		$48,477
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.31	%(f)	0.29	%(e)	0.29%
Net investment income (loss)	2.60	%(e)	1.04%	0.43%	1.01%	(0.20	)%(f)	0.04	%(e)	(0.05)%
Portfolio turnover rate(g)	28%		58%	26%	74%	48%		40%		39%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$50.37		$58.47	$40.46	$52.62	$60.04		$54.25		$43.73

Net investment income(a)	0.90		1.32	1.06	1.45	1.48		1.05		1.25
Net realized and unrealized gain (loss) on investments	(0.19)		(8.16)	18.07	(10.89)	(6.48)		5.63		10.58

Total from investment operations	0.71		(6.84)	19.13	(9.44)	(5.00)		6.68		11.83

Distributions to shareholders from:
Net investment income	(0.60)		(1.26)	(1.12)	(2.23)	(1.85)		(0.89)		(1.09)
Net realized gains	-		-	-	(0.49)	(0.57)		-		(0.22)

Total distributions	(0.60)		(1.26)	(1.12)	(2.72)	(2.42)		(0.89)		(1.31)

Net asset value at end of period	$50.48		$50.37	$58.47	$40.46	$52.62		$60.04		$54.25

Market price at end of period(b)	$50.55		$50.38	$58.39	$40.54	$52.54		$60.09		$54.31

Net Asset Value Total Return(c)	1.44%		(11.81)%	47.97%	(18.02)%	(8.05)%		12.44%		27.23%
Market Price Total Return(c)	1.56%		(11.67)%	47.48%	(17.72)%	(8.27)%		12.41%		27.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,266		$37,775	$50,288	$26,297	$123,655		$267,169		$254,975
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%
Net investment income	3.68	%(d)	2.33%	2.01%	2.83%	2.73	%(e)	2.26	%(d)	2.44%
Portfolio turnover rate(f)	11%		19%	19%	31%	16%		17%		21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$140.80		$191.31	$132.74	$114.85	$144.76	$91.43		$67.03

Net investment income (loss)(a)	(0.07)		(0.24)	(0.28)	(0.22)	(0.16)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	(4.71)		(50.27)	58.85	18.11	(29.74)	53.37		24.45

Total from investment operations	(4.78)		(50.51)	58.57	17.89	(29.90)	53.33		24.42

Distributions to shareholders from:
Net investment income	-		-	-	-	(0.01)	-		(0.02)

Net asset value at end of period	$136.02		$140.80	$191.31	$132.74	$114.85	$144.76		$91.43

Market price at end of period(b)	$136.08		$140.82	$190.92	$132.83	$114.81	$144.99		$91.58

Net Asset Value Total Return(c)	(3.40)%		(26.40)%	44.13%	15.58%	(20.66)%	58.32%		36.44%
Market Price Total Return(c)	(3.37)%		(26.24)%	43.72%	15.69%	(20.82)%	58.31%		36.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$319,642		$336,501	$526,104	$384,957	$465,142	$1,172,569		$237,717
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29	%(d)	0.29%
Net investment income (loss)	(0.10	)%(d)	(0.15)%	(0.16)%	(0.18)%	(0.13)%	(0.04	)%(d)	(0.04)%
Portfolio turnover rate(e)	10%		31%	30%	19%	36%	20%		19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$86.84		$94.57	$65.95	$64.17	$75.22		$62.13		$47.51

Net investment income(a)	0.34		0.69	0.64	0.47	0.37		0.36		0.53
Net realized and unrealized gain (loss) on investments	11.97		(7.78)	28.53	1.81	(11.03)		13.07		14.62

Total from investment operations	12.31		(7.09)	29.17	2.28	(10.66)		13.43		15.15

Distributions to shareholders from:
Net investment income	(0.49)		(0.64)	(0.55)	(0.50)	(0.39)		(0.34)		(0.53)

Net asset value at end of period	$98.66		$86.84	$94.57	$65.95	$64.17		$75.22		$62.13

Market price at end of period(b)	$98.71		$86.84	$94.49	$66.05	$64.21		$75.25		$62.21

Net Asset Value Total Return(c)	14.25%		(7.52)%	44.37%	3.68%	(14.16)%		21.69%		32.00%
Market Price Total Return(c)	14.31%		(7.43)%	44.03%	3.76%	(14.14)%		21.59%		32.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$75,971		$68,607	$124,836	$46,168	$54,547		$154,205		$99,414
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.30	%(e)	0.29	%(d)	0.29%
Net investment income	0.76	%(d)	0.75%	0.74%	0.74%	0.58	%(e)	0.66	%(d)	0.94%
Portfolio turnover rate(f)	6%		15%	9%	10%	9%		2%		7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022		2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$122.43		$147.27		$90.57	$83.13	$89.80	$81.13		$61.26

Net investment income(a)	0.03		(0.00	)(b)	0.04	0.11	0.25	0.27		0.19
Net realized and unrealized gain (loss) on investments	8.15		(24.84)		56.72	7.46	(6.62)	8.69		19.83

Total from investment operations	8.18		(24.84)		56.76	7.57	(6.37)	8.96		20.02

Distributions to shareholders from:
Net investment income	-		-		(0.06)	(0.13)	(0.30)	(0.29)		(0.15)

Net asset value at end of period	$130.61		$122.43		$147.27	$90.57	$83.13	$89.80		$81.13

Market price at end of period(c)	$130.37		$122.55		$147.28	$90.67	$83.05	$89.71		$81.23

Net Asset Value Total Return(d)	6.68%		(16.87)%		62.70%	9.12%	(7.08)%	11.09%		32.71%
Market Price Total Return(d)	6.38%		(16.79)%		62.54%	9.35%	(7.08)%	10.85%		32.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$312,159		$383,204		$477,157	$244,541	$303,408	$475,958		$575,996
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%		0.29%	0.29%	0.29%	0.29	%(e)	0.29%
Net investment income	0.05	%(e)	(0.00)%		0.03%	0.13%	0.32%	0.40	%(e)	0.26%
Portfolio turnover rate(f)	10%		18%		16%	19%	11%	15%		16%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005) per share.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights–(continued)

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$63.09		$65.98	$42.14	$40.93	$55.57		$50.96		$38.70

Net investment income(a)	0.30		0.51	0.61	0.66	0.44		0.40		0.41
Net realized and unrealized gain (loss) on investments	7.55		(2.94)	23.97	1.27	(14.56)		4.54		12.19

Total from investment operations	7.85		(2.43)	24.58	1.93	(14.12)		4.94		12.60

Distributions to shareholders from:
Net investment income	(0.33)		(0.46)	(0.74)	(0.72)	(0.52)		(0.33)		(0.34)

Net asset value at end of period	$70.61		$63.09	$65.98	$42.14	$40.93		$55.57		$50.96

Market price at end of period(b)	$70.69		$63.05	$65.88	$41.99	$40.91		$55.57		$51.00

Net Asset Value Total Return(c)	12.52%		(3.69)%	58.70%	4.91%	(25.50)%		9.73%		32.62%
Market Price Total Return(c)	12.72%		(3.60)%	59.03%	4.59%	(25.54)%		9.65%		32.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,064		$18,927	$27,711	$8,429	$14,327		$30,566		$48,411
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.32	%(e)	0.29	%(d)	0.29%
Net investment income	0.93	%(d)	0.78%	1.00%	1.58%	0.93	%(e)	0.91	%(d)	0.87%
Portfolio turnover rate(f)	9%		21%	25%	25%	24%		9%		21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended February 28, 2023		Years Ended August 31,						Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$58.08		$67.58	$48.85		$53.08	$55.80		$55.67		$45.61

Net investment income(a)	0.52		0.88	1.75	(b)	0.91	1.22		1.14		0.87
Net realized and unrealized gain (loss) on investments	(0.58)		(8.44)	17.63		(4.03)	(2.70)		0.23		11.81

Total from investment operations	(0.06)		(7.56)	19.38		(3.12)	(1.48)		1.37		12.68

Distributions to shareholders from:
Net investment income	(0.53)		(1.94)	(0.65)		(1.11)	(1.24)		(1.24)		(0.86)
Net realized gains	-		-	-		-	-		-		(1.76)

Total distributions	(0.53)		(1.94)	(0.65)		(1.11)	(1.24)		(1.24)		(2.62)

Net asset value at end of period	$57.49		$58.08	$67.58		$48.85	$53.08		$55.80		$55.67

Market price at end of period(c)	$57.46		$58.08	$67.44		$48.91	$53.01		$55.82		$55.70

Net Asset Value Total Return(d)	(0.06)%		(11.42)%	40.03%		(5.94)%	(2.58)%		2.55%		28.66%
Market Price Total Return(d)	(0.11)%		(11.23)%	39.57%		(5.70)%	(2.74)%		2.54%		28.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,272		$22,653	$27,034		$21,985	$50,421		$61,381		$52,887
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%		0.29%	0.30	%(f)	0.29	%(e)	0.29%
Net investment income	1.87	%(e)	1.38%	2.98	%(b)	1.78%	2.27	%(f)	2.58	%(e)	1.73%
Portfolio turnover rate(g)	28%		40%	70%		64%	66%		48%		48%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco DWA SmallCap Momentum ETF (DWAS)	“DWA SmallCap Momentum ETF”

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”

Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”

Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”

Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”

Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”

Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”

Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	“S&P SmallCap Utilities & Communication Services ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index

S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index

S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index

S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index

S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index

S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index

S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index

S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index

S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index

S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

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settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

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Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to

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Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

DWA SmallCap Momentum ETF	$27,525

S&P SmallCap Consumer Discretionary ETF	760

S&P SmallCap Consumer Staples ETF	1,838

S&P SmallCap Energy ETF	1,226

S&P SmallCap Financials ETF	412

S&P SmallCap Health Care ETF	3,895

S&P SmallCap Industrials ETF	555

S&P SmallCap Information Technology ETF	3,718

S&P SmallCap Materials ETF	162

S&P SmallCap Utilities & Communication Services ETF	218

J.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

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Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent DWA SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

DWA SmallCap Momentum ETF	0.60%

S&P SmallCap Consumer Discretionary ETF	0.29%

S&P SmallCap Consumer Staples ETF	0.29%

S&P SmallCap Energy ETF	0.29%

S&P SmallCap Financials ETF	0.29%

S&P SmallCap Health Care ETF	0.29%

S&P SmallCap Industrials ETF	0.29%

S&P SmallCap Information Technology ETF	0.29%

S&P SmallCap Materials ETF	0.29%

S&P SmallCap Utilities & Communication Services ETF	0.29%

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Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum ETF	$103

S&P SmallCap Consumer Discretionary ETF	4

S&P SmallCap Consumer Staples ETF	11

S&P SmallCap Energy ETF	29

S&P SmallCap Financials ETF	8

S&P SmallCap Health Care ETF	126

S&P SmallCap Industrials ETF	25

S&P SmallCap Information Technology ETF	82

S&P SmallCap Materials ETF	3

S&P SmallCap Utilities & Communication Services ETF	5

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC

S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA SmallCap Momentum ETF	$118,617

S&P SmallCap Consumer Discretionary ETF	918

S&P SmallCap Consumer Staples ETF	1,458

S&P SmallCap Energy ETF	18,484

S&P SmallCap Financials ETF	1,817

S&P SmallCap Health Care ETF	7,944

S&P SmallCap Industrials ETF	1,899

S&P SmallCap Information Technology ETF	18,632

S&P SmallCap Materials ETF	396

S&P SmallCap Utilities & Communication Services ETF	1,207

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Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

DWA SmallCap Momentum ETF	$-	$412,313	$(12,875)

S&P SmallCap Consumer Staples ETF	1,779,561	-	-

S&P SmallCap Energy ETF	-	409,233	(74,149)

S&P SmallCap Financials ETF	62,187	-	-

S&P SmallCap Industrials ETF	499,812	-	-

S&P SmallCap Information Technology ETF	389,115	236,513	(40,832)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

DWA SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$392,104,757	$-	$-	$392,104,757

Money Market Funds	340,776	84,697,692	-	85,038,468

Total Investments	$392,445,533	$84,697,692	$-	$477,143,225

S&P SmallCap Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$26,521,106	$-	$-	$26,521,106

Money Market Funds	9,326	8,748,978	-	8,758,304

Total Investments	$26,530,432	$8,748,978	$-	$35,279,410

55

	Level 1	Level 2	Level 3	Total

S&P SmallCap Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$54,659,908	$-	$-	$54,659,908

Money Market Funds	14,660	9,862,764	-	9,877,424

Total Investments	$54,674,568	$9,862,764	$-	$64,537,332

S&P SmallCap Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$132,413,337	$-	$-	$132,413,337

Money Market Funds	184,392	26,363,393	-	26,547,785

Total Investments	$132,597,729	$26,363,393	$-	$158,961,122

S&P SmallCap Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$28,252,684	$-	$-	$28,252,684

Money Market Funds	19,494	8,243,222	-	8,262,716

Total Investments	$28,272,178	$8,243,222	$-	$36,515,400

S&P SmallCap Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$319,460,508	$-	$0	$319,460,508

Money Market Funds	204,960	73,929,296	-	74,134,256

Total Investments	$319,665,468	$73,929,296	$0	$393,594,764

S&P SmallCap Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$75,902,412	$-	$-	$75,902,412

Money Market Funds	34,730	14,625,510	-	14,660,240

Total Investments	$75,937,142	$14,625,510	$-	$90,562,652

S&P SmallCap Information Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$312,210,097	$-	$-	$312,210,097

Money Market Funds	27,772	77,031,552	-	77,059,324

Total Investments	$312,237,869	$77,031,552	$-	$389,269,421

S&P SmallCap Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$19,041,051	$-	$-	$19,041,051

Money Market Funds	1,763	5,932,703	-	5,934,466

Total Investments	$19,042,814	$5,932,703	$-	$24,975,517

S&P SmallCap Utilities & Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$21,268,558	$-	$-	$21,268,558

Money Market Funds	-	4,724,568	-	4,724,568

Total Investments	$21,268,558	$4,724,568	$-	$25,993,126

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

56

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

DWA SmallCap Momentum ETF	$440,102,569	$45,960	$440,148,529

S&P SmallCap Consumer Discretionary ETF	2,159,956	10,436,938	12,596,894

S&P SmallCap Consumer Staples ETF	4,237,213	6,754,844	10,992,057

S&P SmallCap Energy ETF	10,833,106	51,631,416	62,464,522

S&P SmallCap Financials ETF	447,162	4,212,979	4,660,141

S&P SmallCap Health Care ETF	24,423,292	76,059,837	100,483,129

S&P SmallCap Industrials ETF	14,359	2,922,064	2,936,423

S&P SmallCap Information Technology ETF	834,231	2,255,768	3,089,999

S&P SmallCap Materials ETF	-	3,487,141	3,487,141

S&P SmallCap Utilities & Communication Services ETF	2,477,348	6,214,119	8,691,467

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

DWA SmallCap Momentum ETF	$384,228,160	$384,944,872

S&P SmallCap Consumer Discretionary ETF	1,584,553	1,610,899

S&P SmallCap Consumer Staples ETF	6,361,370	6,319,497

S&P SmallCap Energy ETF	40,116,115	38,850,638

S&P SmallCap Financials ETF	3,738,978	3,575,841

S&P SmallCap Health Care ETF	32,633,697	31,594,924

S&P SmallCap Industrials ETF	4,847,140	4,532,892

S&P SmallCap Information Technology ETF	34,325,856	33,686,257

S&P SmallCap Materials ETF	1,653,711	1,681,248

S&P SmallCap Utilities & Communication Services ETF	6,000,628	5,965,133

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

DWA SmallCap Momentum ETF	$56,984,833	$58,035,034

S&P SmallCap Consumer Discretionary ETF	952,863	2,444,956

S&P SmallCap Consumer Staples ETF	4,344,692	14,714,759

S&P SmallCap Energy ETF	23,681,890	32,914,317

S&P SmallCap Financials ETF	-	9,302,562

S&P SmallCap Health Care ETF	30,551,424	37,357,954

S&P SmallCap Industrials ETF	9,059,786	11,386,617

S&P SmallCap Information Technology ETF	17,080,303	101,815,349

S&P SmallCap Materials ETF	1,865,950	3,771,824

S&P SmallCap Utilities & Communication Services ETF	2,295,835	3,513,429

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

57

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

DWA SmallCap Momentum ETF	$65,168,543	$(13,672,507)	$51,496,036	$425,647,189

S&P SmallCap Consumer Discretionary ETF	1,510,713	(8,064,465)	(6,553,752)	41,833,162

S&P SmallCap Consumer Staples ETF	6,149,086	(5,835,717)	313,369	64,223,963

S&P SmallCap Energy ETF	10,433,002	(15,694,347)	(5,261,345)	164,222,467

S&P SmallCap Financials ETF	2,005,974	(6,802,624)	(4,796,650)	41,312,050

S&P SmallCap Health Care ETF	41,771,626	(101,353,060)	(59,581,434)	453,176,198

S&P SmallCap Industrials ETF	9,097,823	(11,412,017)	(2,314,194)	92,876,846

S&P SmallCap Information Technology ETF	64,657,440	(54,207,085)	10,450,355	378,819,066

S&P SmallCap Materials ETF	2,807,657	(2,116,981)	690,676	24,284,841

S&P SmallCap Utilities & Communication Services ETF	1,047,379	(3,469,501)	(2,422,122)	28,415,248

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

58

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA SmallCap Momentum ETF (DWAS)

Actual	$1,000.00	$1,015.60	0.60%	$3.00

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Actual	1,000.00	1,141.80	0.29	1.54

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Actual	1,000.00	1,076.50	0.29	1.49

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Energy ETF (PSCE)

Actual	1,000.00	1,050.10	0.29	1.47

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Financials ETF (PSCF)

Actual	1,000.00	1,014.40	0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

59

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Health Care ETF (PSCH)

Actual	$1,000.00	$966.00	0.29%	$1.41

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Industrials ETF (PSCI)

Actual	1,000.00	1,142.50	0.29	1.54

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Information Technology ETF (PSCT)

Actual	1,000.00	1,066.80	0.29	1.49

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Materials ETF (PSCM)

Actual	1,000.00	1,125.20	0.29	1.53

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Actual	1,000.00	999.40	0.29	1.44

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023 IBBQ Invesco Nasdaq Biotechnology ETF SOXQ Invesco PHLX Semiconductor ETF TAN Invesco Solar ETF

2

Invesco Nasdaq Biotechnology ETF (IBBQ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Biotechnology-80.16%
2seventy bio, Inc.(b)(c)	719	$9,699
4D Molecular Therapeutics, Inc.(b)	614	11,813
89bio, Inc.(b)	882	12,013
Abcam PLC, ADR (United Kingdom)(b)	586	8,444
Acadia Pharmaceuticals, Inc.(b)(c)	3,049	63,084
Acumen Pharmaceuticals, Inc.(b)	776	4,090
Adaptimmune Therapeutics PLC, ADR(b)(c)	2,742	4,853
Adicet Bio, Inc.(b)(c)	812	6,399
ADMA Biologics, Inc.(b)(c)	4,182	14,846
Affimed N.V. (Germany)(b)(c)	2,831	2,574
Agios Pharmaceuticals, Inc.(b)	1,039	26,297
Akero Therapeutics, Inc.(b)	879	40,003
Alaunos Therapeutics, Inc.(b)	4,558	2,530
Alector, Inc.(b)	1,568	13,391
Alkermes PLC(b)	3,109	83,135
Allakos, Inc.(b)	1,615	9,609
Allogene Therapeutics, Inc.(b)(c)	2,734	17,361
Allovir, Inc.(b)(c)	1,766	11,920
Alnylam Pharmaceuticals, Inc.(b)	2,329	445,887
Alpine Immune Sciences, Inc.(b)(c)	870	6,934
Altimmune, Inc.(b)(c)	932	11,734
ALX Oncology Holdings, Inc.(b)(c)	773	5,117
Amarin Corp. PLC, ADR (Ireland)(b)	7,611	15,450
Amgen, Inc.	5,765	1,335,520
Amicus Therapeutics, Inc.(b)(c)	5,303	69,947
AnaptysBio, Inc.(b)(c)	539	13,421
Anavex Life Sciences Corp.(b)(c)	1,478	14,071
Annexon, Inc.(b)(c)	903	4,813
Apellis Pharmaceuticals, Inc.(b)	2,091	136,919
Arbutus Biopharma Corp.(b)	2,966	8,245
Arcellx, Inc.(b)(c)	831	23,276
Arcturus Therapeutics Holdings, Inc.(b)(c)	502	8,158
Arcutis Biotherapeutics, Inc.(b)(c)	1,155	18,688
Ardelyx, Inc.(b)	3,554	10,236
Argenx SE, ADR (Netherlands)(b)	588	215,220
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,000	64,600
ARS Pharmaceuticals, Inc.(b)	1,778	15,860
Ascendis Pharma A/S, ADR (Denmark)(b)	1,056	117,311
Atara Biotherapeutics, Inc.(b)(c)	1,799	7,286
Aurinia Pharmaceuticals, Inc. (Canada)(b)	2,694	24,488
Avidity Biosciences, Inc.(b)	1,258	29,815
Beam Therapeutics, Inc.(b)(c)	1,327	53,398
BeiGene Ltd., ADR (China)(b)(c)	906	203,515
BELLUS Health, Inc. (Canada)(b)	2,385	18,364
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	484	11,001
BioAtla, Inc.(b)	875	2,608
BioCryst Pharmaceuticals, Inc.(b)(c)	3,524	31,187
Biogen, Inc.(b)	2,705	729,971
BioMarin Pharmaceutical, Inc.(b)	3,518	350,358
Biomea Fusion, Inc.(b)	557	7,152
BioNTech SE, ADR (Germany)	1,741	226,417
Bluebird Bio, Inc.(b)	1,959	10,187
Blueprint Medicines Corp.(b)	1,125	47,666
Bridgebio Pharma, Inc.(b)(c)	2,819	32,193
C4 Therapeutics, Inc.(b)(c)	928	4,891
Caribou Biosciences, Inc.(b)	1,157	7,046

	Shares	Value
Biotechnology-(continued)
Centessa Pharmaceuticals PLC, ADR(b)(c)	995	$3,502
Century Therapeutics, Inc.(b)(c)	1,118	5,042
Chinook Therapeutics, Inc.(b)(c)	1,212	26,446
Cogent Biosciences, Inc.(b)	1,325	17,530
Coherus Biosciences, Inc.(b)(c)	1,475	9,986
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	449	3,704
Concert Pharmaceuticals, Inc.(b)	1,184	9,922
Crinetics Pharmaceuticals, Inc.(b)(c)	1,020	20,033
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,478	72,895
Cullinan Oncology, Inc.(b)	868	9,800
CureVac N.V. (Germany)(b)	4,206	36,340
Cytokinetics, Inc.(b)(c)	1,784	77,354
Day One Biopharmaceuticals, Inc.(b)(c)	1,394	25,677
Deciphera Pharmaceuticals, Inc.(b)	1,405	20,372
Denali Therapeutics, Inc.(b)(c)	2,565	69,640
Design Therapeutics, Inc.(b)	1,060	7,494
Dyne Therapeutics, Inc.(b)	988	12,725
Eagle Pharmaceuticals, Inc.(b)	247	6,916
Editas Medicine, Inc.(b)(c)	1,304	11,788
Eiger BioPharmaceuticals, Inc.(b)	836	1,572
Enanta Pharmaceuticals, Inc.(b)	394	19,109
EQRx, Inc.(b)	9,260	20,928
Erasca, Inc.(b)(c)	2,610	9,396
Evelo Biosciences, Inc.(b)(c)	2,078	1,288
Exelixis, Inc.(b)(c)	6,100	104,188
Exscientia PLC, ADR (United Kingdom)(b)	685	4,459
Fate Therapeutics, Inc.(b)	1,842	11,273
FibroGen, Inc.(b)(c)	1,776	39,427
Foghorn Therapeutics, Inc.(b)(c)	793	4,544
G1 Therapeutics, Inc.(b)	960	3,475
Galapagos N.V., ADR (Belgium)(b)	254	9,521
Generation Bio Co.(b)	1,127	4,463
Genmab A/S, ADR (Denmark)(b)	810	30,424
Geron Corp.(b)(c)	8,278	23,013
Gilead Sciences, Inc.	18,800	1,513,964
Gossamer Bio., Inc.(b)(c)	1,791	3,098
Gracell Biotechnologies, Inc., ADR (China)(b)	1,264	2,541
Graphite Bio, Inc.(b)	1,103	2,901
GreenLight Biosciences Holdings PBC(b)	2,873	1,379
Grifols S.A., ADR (Spain)(b)	2,108	18,255
Gritstone bio, Inc.(b)(c)	1,581	3,873
Halozyme Therapeutics, Inc.(b)(c)	2,559	122,806
HilleVax, Inc.(b)	632	10,649
Horizon Therapeutics PLC(b)	4,290	469,712
Humacyte, Inc.(b)	1,955	5,982
Ideaya Biosciences, Inc.(b)(c)	912	16,097
IGM Biosciences, Inc.(b)	552	11,603
I-Mab, ADR (China)(b)	1,033	4,442
Immuneering Corp., Class A(b)(c)	501	2,450
ImmunityBio, Inc.(b)	7,539	18,395
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	486	26,657
ImmunoGen, Inc.(b)	4,185	16,238
Immunovant, Inc.(b)(c)	2,443	42,679
Incyte Corp.(b)	4,211	324,163
Inhibrx, Inc.(b)	826	19,874
Inovio Pharmaceuticals, Inc.(b)	4,730	5,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Biotechnology-(continued)
Insmed, Inc.(b)(c)	2,549	$51,949
Instil Bio, Inc.(b)	2,460	1,912
Intellia Therapeutics, Inc.(b)	1,484	59,612
Intercept Pharmaceuticals, Inc.(b)	785	15,841
Invivyd, Inc.(b)(c)	2,066	3,595
Ionis Pharmaceuticals, Inc.(b)(c)	2,683	96,320
Iovance Biotherapeutics, Inc.(b)	2,992	21,812
Ironwood Pharmaceuticals, Inc.(b)	2,901	32,694
iTeos Therapeutics, Inc.(b)	674	11,937
IVERIC bio, Inc.(b)(c)	2,570	53,405
Karuna Therapeutics, Inc.(b)(c)	649	129,424
Karyopharm Therapeutics, Inc.(b)	2,154	6,505
Keros Therapeutics, Inc.(b)(c)	522	27,781
Kezar Life Sciences, Inc.(b)	1,296	8,152
Kiniksa Pharmaceuticals Ltd., Class A(b)	655	8,423
Kinnate Biopharma, Inc.(b)	837	4,419
Kodiak Sciences, Inc.(b)	992	6,448
Krystal Biotech, Inc.(b)(c)	488	39,972
Kura Oncology, Inc.(b)	1,294	15,424
Kymera Therapeutics, Inc.(b)(c)	1,034	32,447
Legend Biotech Corp., ADR(b)(c)	1,223	56,478
Lexicon Pharmaceuticals, Inc.(b)(c)	3,578	8,051
Lyell Immunopharma, Inc.(b)(c)	4,727	10,163
MacroGenics, Inc.(b)	1,166	7,101
Madrigal Pharmaceuticals, Inc.(b)(c)	323	87,536
MannKind Corp.(b)(c)	4,990	26,347
MeiraGTx Holdings PLC(b)	848	6,547
Mersana Therapeutics, Inc.(b)	1,892	11,466
Merus N.V. (Netherlands)(b)(c)	878	16,743
Mirati Therapeutics, Inc.(b)(c)	1,085	49,736
Mirum Pharmaceuticals, Inc.(b)	699	16,433
Moderna, Inc.(b)	7,269	1,009,010
Monte Rosa Therapeutics, Inc.(b)(c)	918	5,581
Morphic Holding, Inc.(b)(c)	727	30,912
Myriad Genetics, Inc.(b)	1,536	29,061
Neurocrine Biosciences, Inc.(b)	1,817	187,333
Nkarta, Inc.(b)(c)	925	3,885
Novavax, Inc.(b)(c)	1,488	13,779
Nurix Therapeutics, Inc.(b)	894	8,430
Nuvalent, Inc., Class A(b)(c)	965	29,230
Omega Therapeutics, Inc.(b)	911	5,885
OmniAb, Inc.(b)(d)	125	0
OmniAb, Inc.(b)(d)	125	0
PepGen, Inc.(b)	448	6,841
PMV Pharmaceuticals, Inc.(b)(c)	866	6,244
Poseida Therapeutics, Inc.(b)(c)	1,630	9,275
Precigen, Inc.(b)	4,703	5,926
Prelude Therapeutics, Inc.(b)	691	3,911
Prometheus Biosciences, Inc.(b)(c)	877	107,336
Protagonist Therapeutics, Inc.(b)	933	15,133
Prothena Corp. PLC (Ireland)(b)	910	50,742
PTC Therapeutics, Inc.(b)(c)	1,357	59,260
RAPT Therapeutics, Inc.(b)	644	18,966
Recursion Pharmaceuticals, Inc., Class A(b)(c)	3,429	27,946
Regeneron Pharmaceuticals, Inc.(b)	2,026	1,540,611
REGENXBIO, Inc.(b)	821	18,267
Relay Therapeutics, Inc.(b)(c)	2,273	36,709
Repare Therapeutics, Inc. (Canada)(b)(c)	796	8,159
Replimune Group, Inc.(b)	1,068	23,389
REVOLUTION Medicines, Inc.(b)(c)	1,680	44,957

	Shares	Value
Biotechnology-(continued)
Rhythm Pharmaceuticals, Inc.(b)(c)	1,068	$25,963
Rocket Pharmaceuticals, Inc.(b)(c)	1,428	27,432
Roivant Sciences Ltd.(b)	13,717	110,971
Sage Therapeutics, Inc.(b)(c)	1,119	46,595
Sana Biotechnology, Inc.(b)(c)	3,616	13,271
Sangamo Therapeutics, Inc.(b)(c)	3,107	9,476
Sarepta Therapeutics, Inc.(b)	1,662	202,980
Scholar Rock Holding Corp.(b)(c)	979	8,400
Seagen, Inc.(b)	3,515	631,610
Selecta Biosciences, Inc.(b)(c)	2,901	4,729
Seres Therapeutics, Inc.(b)	2,362	11,928
SpringWorks Therapeutics, Inc.(b)(c)	1,177	37,546
Stoke Therapeutics, Inc.(b)	748	6,650
Summit Therapeutics, Inc.(b)	3,817	6,871
Sutro Biopharma, Inc.(b)	1,090	6,148
Syndax Pharmaceuticals, Inc.(b)(c)	1,278	32,397
Tango Therapeutics, Inc.(b)(c)	1,672	8,745
Travere Therapeutics, Inc.(b)(c)	1,217	26,969
Twist Bioscience Corp.(b)(c)	1,072	20,861
Ultragenyx Pharmaceutical, Inc.(b)	1,326	58,994
uniQure N.V. (Netherlands)(b)	888	18,612
United Therapeutics Corp.(b)	863	212,333
UroGen Pharma Ltd.(b)	438	4,511
Vanda Pharmaceuticals, Inc.(b)	1,073	6,910
Vaxcyte, Inc.(b)	1,488	60,963
Veracyte, Inc.(b)(c)	1,357	33,396
Vertex Pharmaceuticals, Inc.(b)	4,857	1,409,939
Verve Therapeutics, Inc.(b)(c)	1,168	22,192
Vir Biotechnology, Inc.(b)(c)	2,513	57,296
Xencor, Inc.(b)(c)	1,134	36,435
Xenon Pharmaceuticals, Inc. (Canada)(b)(c)	1,176	46,405
Zai Lab Ltd., ADR (China)(b)	1,303	48,406
Zentalis Pharmaceuticals, Inc.(b)	1,082	20,482

		15,566,842

Health Care Equipment & Supplies-0.82%
Cue Health, Inc.(b)	2,833	6,091
Novocure Ltd.(b)(c)	1,984	152,709

		158,800

Health Care Providers & Services-0.47%
23andMe Holding Co., Class A(b)	5,436	13,644
Castle Biosciences, Inc.(b)(c)	500	12,590
Guardant Health, Inc.(b)	1,933	59,710
PetIQ, Inc.(b)(c)	549	5,117

		91,061

Life Sciences Tools & Services-4.97%
AbCellera Biologics, Inc. (Canada)(b)	5,386	45,242
Absci Corp.(b)	1,752	3,714
Adaptive Biotechnologies Corp.(b)(c)	2,711	23,179
Codexis, Inc.(b)	1,245	6,020
Illumina, Inc.(b)	2,978	593,218
Maravai LifeSciences Holdings, Inc., Class A(b)	2,491	36,742
MaxCyte, Inc.(b)	1,935	8,785
Medpace Holdings, Inc.(b)(c)	588	114,001
NanoString Technologies, Inc.(b)	884	8,628
Nautilus Biotechnology, Inc.(b)	2,365	5,014
Pacific Biosciences of California, Inc.(b)(c)	4,269	38,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Life Sciences Tools & Services-(continued)
Quantum-Si, Inc.(b)	2,273	$4,137
Syneos Health, Inc.(b)	1,943	78,147

		965,590

Pharmaceuticals-13.48%
Aclaris Therapeutics, Inc.(b)	1,264	15,749
Amphastar Pharmaceuticals, Inc.(b)	916	29,184
Amylyx Pharmaceuticals, Inc.(b)(c)	1,248	43,455
ANI Pharmaceuticals, Inc.(b)	331	13,849
Arvinas, Inc.(b)(c)	1,009	30,926
AstraZeneca PLC, ADR (United Kingdom)	11,565	753,807
ATAI Life Sciences N.V. (Germany)(b)	3,145	5,284
Atea Pharmaceuticals, Inc.(b)(c)	1,579	5,590
Avadel Pharmaceuticals PLC, ADR(b)(c)	1,153	11,472
Axsome Therapeutics, Inc.(b)(c)	818	55,779
Cara Therapeutics, Inc.(b)(c)	1,019	10,353
Collegium Pharmaceutical, Inc.(b)(c)	636	16,873
Cymabay Therapeutics, Inc.(b)(c)	1,797	14,376
DICE Therapeutics, Inc.(b)	898	26,796
Edgewise Therapeutics, Inc.(b)(c)	1,198	11,477
Esperion Therapeutics, Inc.(b)	1,397	8,633
Evolus, Inc.(b)	1,066	9,669
Fulcrum Therapeutics, Inc.(b)	1,165	7,037
Harmony Biosciences Holdings, Inc.(b)(c)	1,119	49,270
Harrow Health, Inc.(b)(c)	520	9,318
Hutchmed China Ltd., ADR (China)(b)	701	11,602
Innoviva, Inc.(b)(c)	1,323	15,969
Intra-Cellular Therapies, Inc.(b)	1,789	87,715
Jazz Pharmaceuticals PLC(b)	1,190	167,076
Ligand Pharmaceuticals, Inc.(b)	320	23,085
Marinus Pharmaceuticals, Inc.(b)(c)	905	6,244
Nektar Therapeutics(b)	3,498	4,827
NGM Biopharmaceuticals, Inc.(b)(c)	1,549	7,342
Ocular Therapeutix, Inc.(b)(c)	1,460	8,818
Omeros Corp.(b)(c)	1,189	4,482
Optinose, Inc.(b)	2,082	3,748
Pacira BioSciences, Inc.(b)	869	36,993
Phathom Pharmaceuticals, Inc.(b)(c)	789	6,754
Phibro Animal Health Corp., Class A	386	6,064

	Shares	Value
Pharmaceuticals-(continued)
Pliant Therapeutics, Inc.(b)	1,081	$34,441
Provention Bio, Inc.(b)(c)	1,653	13,720
Reata Pharmaceuticals, Inc., Class A(b)(c)	600	18,702
Revance Therapeutics, Inc.(b)(c)	1,548	53,716
Royalty Pharma PLC, Class A	8,352	299,419
Sanofi, ADR	5,470	256,269
SIGA Technologies, Inc.(c)	1,384	9,480
Supernus Pharmaceuticals, Inc.(b)	1,019	38,304
Tarsus Pharmaceuticals, Inc.(b)	506	7,838
Terns Pharmaceuticals, Inc.(b)	936	9,482
Theravance Biopharma, Inc.(b)	1,277	13,792
Ventyx Biosciences, Inc.(b)(c)	1,065	46,061
Verona Pharma PLC, ADR (United Kingdom)(b)	1,151	24,677
Viatris, Inc.	22,959	261,733
WaVe Life Sciences Ltd.(b)(c)	1,868	7,846
Xeris Biopharma Holdings, Inc.(b)	2,578	3,558

		2,618,654

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $24,610,981)		19,400,947

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.55%
Invesco Private Government Fund, 4.58%(e)(f)(g)	933,878	933,878
Invesco Private Prime Fund, 4.83%(e)(f)(g)	2,473,934	2,474,429

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,408,437)		3,408,307

TOTAL INVESTMENTS IN SECURITIES-117.45% (Cost $28,019,418)		22,809,254
OTHER ASSETS LESS LIABILITIES-(17.45)%		(3,389,202)

NET ASSETS-100.00%		$19,420,052

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$62,619	$(62,619)	$-	$-	$-	$24

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	749,198	4,338,193	(4,153,513)	-	-	933,878	16,881	*

Invesco Private Prime Fund	1,937,694	9,507,485	(8,970,697)	(215)	162	2,474,429	45,931	*

Total	$2,686,892	$13,908,297	$(13,186,829)	$(215)	$162	$3,408,307	$62,836

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Biotechnology	80.16

Pharmaceuticals	13.48

Life Sciences Tools & Services	4.97

Industry Types Each Less Than 3%	1.29

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PHLX Semiconductor ETF (SOXQ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Electronic Equipment, Instruments & Components-1.52%
Coherent Corp.(b)	11,872	$512,039
IPG Photonics Corp.(b)	4,172	514,157
Novanta, Inc.(b)	3,062	480,459

		1,506,655

Life Sciences Tools & Services-0.29%
Azenta, Inc.(b)	6,426	282,037

Semiconductors & Semiconductor Equipment-98.12%
Advanced Micro Devices, Inc.(b)	97,314	7,646,934
Analog Devices, Inc.	22,033	4,042,395
Applied Materials, Inc.	34,562	4,014,376
ASML Holding N.V., New York Shares (Netherlands)	6,228	3,847,222
Broadcom, Inc.	13,748	8,170,299
Entegris, Inc.	12,777	1,088,984
GLOBALFOUNDRIES, Inc.(b)(c)	46,729	3,053,273
Intel Corp.	125,954	3,140,033
KLA Corp.	9,633	3,654,568
Lam Research Corp.	8,018	3,896,828
Lattice Semiconductor Corp.(b)	11,745	997,855
Marvell Technology, Inc.	73,076	3,299,381
Microchip Technology, Inc.	47,152	3,820,727
Micron Technology, Inc.	65,698	3,798,658
Monolithic Power Systems, Inc.	4,023	1,948,299
NVIDIA Corp.	44,763	10,392,178
NXP Semiconductors N.V. (China)	21,542	3,844,816
ON Semiconductor Corp.(b)	37,063	2,869,047
Qorvo, Inc.(b)	8,686	876,331
QUALCOMM, Inc.	59,889	7,398,088

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.	13,725	$1,531,298
Synaptics, Inc.(b)	3,415	401,638
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	45,647	3,974,484
Teradyne, Inc.	13,349	1,350,118
Texas Instruments, Inc.	41,975	7,196,614
Wolfspeed, Inc.(b)(c)	10,647	787,665

		97,042,109

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $100,137,492)		98,830,801

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.21%
Invesco Private Government Fund, 4.58%(d)(e)(f)	888,523	888,523
Invesco Private Prime Fund, 4.83%(d)(e)(f)	2,284,316	2,284,773

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,173,376)		3,173,296

TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $103,310,868)		102,004,097
OTHER ASSETS LESS LIABILITIES-(3.14)%		(3,107,058)

NET ASSETS-100.00%		$98,897,039

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$764,991	$(764,991)	$-	$-	$-	$472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PHLX Semiconductor ETF (SOXQ)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$-	$7,849,763	$(6,961,240)	$-	$-	$888,523	$8,546	*

Invesco Private Prime Fund	-	17,202,433	(14,917,608)	(80)	28	2,284,773	24,589	*

Total	$-	$25,817,187	$(22,643,839)	$(80)	$28	$3,173,296	$33,607

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Semiconductors & Semiconductor Equipment	98.12

Industry Types Each Less Than 3%	1.81

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Solar ETF (TAN)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Building Products-0.64%
Triumph New Energy Co. Ltd., H Shares (China)(b)(c)(d)	13,542,458	$14,871,774

Chemicals-2.57%
Hanwha Solutions Corp. (South Korea)(c)	1,901,899	59,791,421

Construction & Engineering-1.45%
Emeren Group Ltd., ADR (China)(c)(d)	2,701,793	12,239,122
Xinte Energy Co. Ltd., H Shares (China)(d)	9,720,354	21,423,291

		33,662,413

Electrical Equipment-13.35%
Array Technologies, Inc.(c)(d)	3,772,117	70,689,473
Shoals Technologies Group, Inc., Class A(c)(d)	2,913,413	71,495,155
Soltec Power Holdings S.A. (Spain)(c)(d)	1,999,244	12,318,358
SunPower Corp.(c)(d)	2,729,949	41,003,834
Sunrun, Inc.(c)(d)	4,799,387	115,377,263

		310,884,083

Independent Power and Renewable Electricity Producers-20.45%
Altus Power, Inc.(c)(d)	2,059,922	13,945,672
Atlantica Sustainable Infrastructure PLC (Spain)(d)	2,036,677	56,212,285
Doral Group Renewable Energy Resources Ltd. (Israel)(c)(d)	4,068,364	7,740,249
Encavis AG (Germany)	3,551,553	69,848,328
Energix-Renewable Energies Ltd. (Israel)	6,131,994	16,870,118
Enlight Renewable Energy Ltd. (Israel)(c)(d)	1,833,587	30,000,953
GCL New Energy Holdings Ltd. (China)(c)(d)	62,130,336	8,152,653
Grenergy Renovables S.A. (Spain)(c)(d)	700,533	21,648,560
Neoen S.A. (France)(d)(e)	933,413	33,814,470
OY Nofar Energy Ltd. (Israel)(c)	747,941	18,017,741
ReNew Energy Global PLC, Class A (India)(c)(d)	2,451,653	10,640,174
RENOVA, Inc. (Japan)(c)(d)	1,038,968	16,017,566
Scatec ASA (South Africa)(e)	2,787,954	18,959,020
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	2,716,490	50,126,598
Sunnova Energy International, Inc.(c)(d)	3,132,149	55,689,609
West Holdings Corp. (Japan)(d)	905,756	22,308,933
Xinyi Energy Holdings Ltd. (China)(d)	81,297,784	26,099,805

		476,092,734

Mortgage REITs-1.95%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,448,780	45,506,180

Semiconductors & Semiconductor Equipment-59.43%
Canadian Solar, Inc. (Canada)(c)(d)	1,633,022	64,912,624
Daqo New Energy Corp., ADR (China)(c)	1,633,177	72,153,760

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Enphase Energy, Inc.(c)	770,546	$162,223,049
First Solar, Inc.	1,631,089	275,882,393
Flat Glass Group Co. Ltd., H Shares (China)(d)	14,803,221	39,132,026
GCL Technology Holdings Ltd. (China)(c)(d)	473,448,222	121,837,749
Gigasolar Materials Corp. (Taiwan)(c)	2,274,000	8,060,257
Hyundai Energy Solutions Co. Ltd. (South Korea)	330,083	12,198,042
JinkoSolar Holding Co. Ltd., ADR (China)(c)(d)	1,179,355	62,505,815
Maxeon Solar Technologies Ltd.(c)(d)	1,084,273	19,083,205
Meyer Burger Technology AG (Switzerland)(c)(d)	92,244,021	68,647,858
Motech Industries, Inc. (Taiwan)	15,736,000	14,641,382
SMA Solar Technology AG (Germany)(c)(d)	561,335	43,992,378
SolarEdge Technologies, Inc.(c)	775,502	246,547,596
TSEC Corp. (Taiwan)(c)	19,078,000	23,229,584
United Renewable Energy Co. Ltd. (Taiwan)(c)	50,400,458	34,323,159
Xinyi Solar Holdings Ltd. (China)	107,338,951	114,593,338

		1,383,964,215

Total Common Stocks & Other Equity Interests (Cost $2,714,387,671)		2,324,772,820

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(b)(f) (Cost $761,253)	761,253	761,253

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $2,715,148,924)		2,325,534,073

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.25%
Invesco Private Government Fund, 4.58%(b)(f)(g)	105,885,675	105,885,675
Invesco Private Prime Fund, 4.83%(b)(f)(g)	272,333,979	272,388,437

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $378,287,845)		378,274,112

TOTAL INVESTMENTS IN SECURITIES-116.12% (Cost $3,093,436,769)		2,703,808,185
OTHER ASSETS LESS LIABILITIES-(16.12)%		(375,298,231)

NET ASSETS-100.00%		$2,328,509,954

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Solar ETF (TAN)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$49,563,995	$(48,802,742)	$-	$-	$761,253	$63,161

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	190,757,568	248,426,821	(333,298,714)	-	-	105,885,675	2,019,243	*

Invesco Private Prime Fund	493,969,145	599,222,845	(820,812,332)	(54,127)	62,906	272,388,437	5,470,708	*

Investments in Other Affiliates:

Motech Industries, Inc.**	18,434,760	8,449,887	(11,965,853)	3,549,852	(3,827,264)	14,641,382	-

Triumph New Energy Co. Ltd., H Shares***	20,436,951	6,050,561	(6,237,810)	(3,667,800)	(1,710,128)	14,871,774	-

TSEC Corp.**,****	28,352,920	7,202,846	(10,168,703)	404,795	(2,562,274)	23,229,584	-

Total	$751,951,344	$918,916,955	$(1,231,286,154)	$232,720	$(8,036,760)	$431,778,105	$7,553,112

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of February 28, 2023, this security was not considered as an affiliate of the Fund.
***	Formerly known as Luoyang Glass Co. Ltd., H Shares.
****	As of August 31, 2022, this security was not considered as an affiliate of the Fund.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at February 28, 2023.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $52,773,490, which represented 2.27% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	21.17%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Semiconductors & Semiconductor Equipment	59.43

Independent Power and Renewable Electricity Producers	20.45

Electrical Equipment	13.35

Industry Types Each Less Than 3%	6.61

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$19,400,947	$98,830,801	$2,309,901,046
Affiliated investments in securities, at value	3,408,307	3,173,296	393,907,139
Foreign currencies, at value	-	-	4,141,301
Receivable for:
Dividends	27,035	112,883	136,651
Securities lending	1,080	7,316	106,431
Investments sold	24,114	-	415,742
Fund shares sold	-	-	90,350
Foreign tax reclaims	-	-	172,190
Other assets	-	-	12,051

Total assets	22,861,483	102,124,296	2,708,882,901

Liabilities:
Due to custodian	30,056	39,136	1,107
Payable for:
Investments purchased	-	-	200
Collateral upon return of securities loaned	3,408,437	3,173,376	378,287,845
Accrued unitary management fees	2,938	14,745	-
Accrued advisory fees	-	-	941,566
Accrued trustees’ and officer’s fees	-	-	20,292
Accrued expenses	-	-	1,114,048
Accrued tax expenses	-	-	7,889

Total liabilities	3,441,431	3,227,257	380,372,947

Net Assets	$19,420,052	$98,897,039	$2,328,509,954

Net assets consist of:
Shares of beneficial interest	$26,135,286	$104,753,696	$3,431,785,774
Distributable earnings (loss)	(6,715,234)	(5,856,657)	(1,103,275,820)

Net Assets	$19,420,052	$98,897,039	$2,328,509,954

Shares outstanding (unlimited amount authorized, $0.01 par value)	950,001	4,240,001	31,288,000
Net asset value	$20.44	$23.32	$74.42

Market price	$20.47	$23.34	$74.29

Unaffiliated investments in securities, at cost	$24,610,981	$100,137,492	$2,697,931,415

Affiliated investments in securities, at cost	$3,408,437	$3,173,376	$395,505,354

Foreign currencies, at cost	$-	$-	$3,932,311

(a) Includes securities on loan with an aggregate value of:	$3,350,778	$3,133,664	$370,911,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$76,101	$559,195	$2,933,224
Affiliated dividend income	24	472	63,161
Non-cash dividend income	-	-	1,252,206
Securities lending income, net	6,757	27,414	1,214,459
Foreign withholding tax	-	(13,454)	(104,716)

Total investment income	82,882	573,627	5,358,334

Expenses:
Unitary management fees	19,061	71,871	-
Advisory fees	-	-	6,386,150
Sub-licensing fees	-	-	1,788,118
Accounting & administration fees	-	-	86,901
Custodian & transfer agent fees	-	-	165,619
Trustees’ and officer’s fees	-	-	16,340
Other expenses	-	-	131,315

Total expenses	19,061	71,871	8,574,443

Less: Waivers	(1)	(12)	(1,508)

Net expenses	19,060	71,859	8,572,935

Net investment income (loss)	63,822	501,768	(3,214,601)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(900,119)	(3,748,021)	(120,067,201)
Affiliated investment securities	162	28	(8,249,809)
Unaffiliated in-kind redemptions	186,816	952,137	50,113,890
Affiliated in-kind redemptions	-	-	213,049
Foreign currencies	-	-	192,231

Net realized gain (loss)	(713,141)	(2,795,856)	(77,797,840)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,793,012	13,887,952	(307,415,566)
Affiliated investment securities	(215)	(80)	(52,513)
Foreign currencies	-	-	207,536

Change in net unrealized appreciation (depreciation)	1,792,797	13,887,872	(307,260,543)

Net realized and unrealized gain (loss)	1,079,656	11,092,016	(385,058,383)

Net increase (decrease) in net assets resulting from operations	$1,143,478	$11,593,784	$(388,272,984)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income (loss)	$63,822	$226,454	$501,768	$712,963	$(3,214,601)	$(6,607,150)
Net realized gain (loss)	(713,141)	(918,325)	(2,795,856)	5,375,577	(77,797,840)	62,159,308
Change in net unrealized appreciation (depreciation)	1,792,797	(9,312,583)	13,887,872	(18,852,741)	(307,260,543)	(273,869,705)

Net increase (decrease) in net assets resulting from operations	1,143,478	(10,004,454)	11,593,784	(12,764,201)	(388,272,984)	(218,317,547)

Distributions to Shareholders from:
Distributable earnings	(79,360)	(290,468)	(455,923)	(728,394)	-	-

Shareholder Transactions:
Proceeds from shares sold	-	35,536,414	33,784,478	62,816,295	383,545,437	1,842,850,588
Value of shares repurchased	(1,997,776)	(56,556,737)	(6,410,952)	(52,100,885)	(642,244,999)	(1,867,798,055)

Net increase (decrease) in net assets resulting from share transactions	(1,997,776)	(21,020,323)	27,373,526	10,715,410	(258,699,562)	(24,947,467)

Net increase (decrease) in net assets	(933,658)	(31,315,245)	38,511,387	(2,777,185)	(646,972,546)	(243,265,014)

Net assets:
Beginning of period	20,353,710	51,668,955	60,385,652	63,162,837	2,975,482,500	3,218,747,514

End of period	$19,420,052	$20,353,710	$98,897,039	$60,385,652	$2,328,509,954	$2,975,482,500

Changes in Shares Outstanding:
Shares sold	-	1,610,000	1,700,000	2,380,000	4,720,000	22,400,000
Shares repurchased	(100,000)	(2,480,000)	(320,000)	(1,860,000)	(8,720,000)	(24,480,000)
Shares outstanding, beginning of period	1,050,001	1,920,001	2,860,001	2,340,001	35,288,000	37,368,000

Shares outstanding, end of period	950,001	1,050,001	4,240,001	2,860,001	31,288,000	35,288,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco Nasdaq Biotechnology ETF (IBBQ)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period June 9, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.38		$26.91	$25.34

Net investment income(b)	0.07		0.17	0.04
Net realized and unrealized gain (loss) on investments	1.07		(7.47)	1.53

Total from investment operations	1.14		(7.30)	1.57

Distributions to shareholders from:
Net investment income	(0.08)		(0.23)	-

Net asset value at end of period	$20.44		$19.38	$26.91

Market price at end of period(c)	$20.47		$19.40	$26.87

Net Asset Value Total Return(d)	5.89%		(27.24)%	6.19	%(e)
Market Price Total Return(d)	5.93%		(27.06)%	6.04	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,420		$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19	%(f)	0.11%	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19%	0.19	%(f)
Net investment income	0.64	%(f)	0.76%	0.65	%(f)
Portfolio turnover rate(g)	7%		22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights–(continued)

Invesco PHLX Semiconductor ETF (SOXQ)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period June 9, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.11		$26.99	$24.88

Net investment income(b)	0.14		0.31	0.06
Net realized and unrealized gain (loss) on investments	2.21		(5.83)	2.05

Total from investment operations	2.35		(5.52)	2.11

Distributions to shareholders from:
Net investment income	(0.14)		(0.36)	-

Net asset value at end of period	$23.32		$21.11	$26.99

Market price at end of period(c)	$23.34		$21.15	$27.06

Net Asset Value Total Return(d)	11.21%		(20.70)%	8.48	%(e)
Market Price Total Return(d)	11.09%		(20.76)%	8.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$98,897		$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19	%(f)	0.13%	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19%	0.19	%(f)
Net investment income	1.33	%(f)	1.22%	1.09	%(f)
Portfolio turnover rate(g)	11%		19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights–(continued)

Invesco Solar ETF (TAN)

	Six Months Ended
	February 28,
	2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$84.32		$86.14	$56.75	$30.63	$21.92	$21.62

Net investment income (loss)(a)	(0.10)		(0.19)	(0.05)	0.17	0.05	0.54
Net realized and unrealized gain (loss) on investments	(9.80)		(1.63)	29.53	26.04	8.79	0.20

Total from investment operations	(9.90)		(1.82)	29.48	26.21	8.84	0.74

Distributions to shareholders from:
Net investment income	-		-	(0.09)	(0.09)	(0.13)	(0.44)

Net asset value at end of period	$74.42		$84.32	$86.14	$56.75	$30.63	$21.92

Market price at end of period(b)	$74.29		$84.34	$85.59	$56.84	$30.54	$21.82

Net Asset Value Total Return(c)	(11.74)%		(2.11)%	51.93%	85.82%	40.73%	3.19%
Market Price Total Return(c)	(11.92)%		(1.46)%	50.72%	86.67%	40.96%	2.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,328,510		$2,975,483	$3,218,748	$1,335,274	$456,086	$319,383
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(d)	0.69%	0.65%	0.69%	0.70%	0.65%
Expenses, prior to Waivers	0.67	%(d)	0.69%	0.65%	0.69%	0.71%	0.69%
Net investment income (loss)	(0.25	)%(d)	(0.24)%	(0.05)%	0.49%	0.22%	2.23%
Portfolio turnover rate(e)	17%		38%	55%	28%	29%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Nasdaq Biotechnology ETF (IBBQ)	“Nasdaq Biotechnology ETF”

Invesco PHLX Semiconductor ETF (SOXQ)	“PHLX Semiconductor ETF”

Invesco Solar ETF (TAN)	“Solar ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®

PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®

Solar ETF	MAC Global Solar Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller,

18

odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

19

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and

20

expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Nasdaq Biotechnology ETF	$370

PHLX Semiconductor ETF	2,994

Solar ETF	21,145

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J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures,

22

unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary

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due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2025 (the “Expense Cap”). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Nasdaq Biotechnology ETF	0.19%

PHLX Semiconductor ETF	0.19%

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

Nasdaq Biotechnology ETF	$1

PHLX Semiconductor ETF	12

Solar ETF	1,508

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the

24

fees and/or expenses subject to recapture were waived and/or borne by the Adviser. There are no amounts available for potential recapture by the Adviser as of February 28, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Nasdaq Biotechnology ETF	Nasdaq, Inc.

PHLX Semiconductor ETF	Nasdaq, Inc.

Solar ETF	MAC Indexing LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Nasdaq Biotechnology ETF	$1,467

PHLX Semiconductor ETF	341

Solar ETF	17,603

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Nasdaq Biotechnology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$19,400,947	$-	$0	$19,400,947

Money Market Funds	-	3,408,307	-	3,408,307

Total Investments	$19,400,947	$3,408,307	$0	$22,809,254

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	Level 1	Level 2	Level 3	Total

PHLX Semiconductor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$98,830,801	$-	$-	$98,830,801

Money Market Funds	-	3,173,296	-	3,173,296

Total Investments	$98,830,801	$3,173,296	$-	$102,004,097

Solar ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,264,981,399	$59,791,421	$-	$2,324,772,820

Money Market Funds	761,253	378,274,112	-	379,035,365

Total Investments	$2,265,742,652	$438,065,533	$-	$2,703,808,185

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

    Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Nasdaq Biotechnology ETF	$688,811	$75,288	$764,099

PHLX Semiconductor ETF	1,842,663	66,941	1,909,604

Solar ETF	196,052,127	276,529,141	472,581,268

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Nasdaq Biotechnology ETF	$1,429,445	$1,463,308

PHLX Semiconductor ETF	8,126,901	8,094,185

Solar ETF	427,473,139	456,618,262

    For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Nasdaq Biotechnology ETF	$-	$1,996,713

PHLX Semiconductor ETF	33,773,405	6,405,517

Solar ETF	321,804,922	557,490,831

    Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

26

    As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Nasdaq Biotechnology ETF	$1,427,735	$(6,691,542)	$(5,263,807)	$28,073,061

PHLX Semiconductor ETF	5,894,943	(7,223,638)	(1,328,695)	103,332,792

Solar ETF	193,979,495	(743,827,399)	(549,847,904)	3,253,656,089

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF and PHLX Semiconductor ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

    The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

    To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

27

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Solar ETF, you incur advisory fees and other Fund expenses. As a shareholder of Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Nasdaq Biotechnology ETF (IBBQ)

Actual	$1,000.00	$1,058.90	0.19%	$0.97

Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

Invesco PHLX Semiconductor ETF (SOXQ)

Actual	1,000.00	1,112.10	0.19	1.00

Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

Invesco Solar ETF (TAN)

Actual	1,000.00	882.60	0.67	3.13

Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67	3.36

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

28

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

© 2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

PLW	Invesco 1-30 Laddered Treasury ETF

PWZ	Invesco California AMT-Free Municipal Bond ETF

PCEF	Invesco CEF Income Composite ETF

PHB	Invesco Fundamental High Yield® Corporate Bond ETF

PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF

PZA	Invesco National AMT-Free Municipal Bond ETF

PZT	Invesco New York AMT-Free Municipal Bond ETF

PGX	Invesco Preferred ETF

BAB	Invesco Taxable Municipal Bond ETF

CLTL	Invesco Treasury Collateral ETF

VRP	Invesco Variable Rate Preferred ETF

PVI	Invesco VRDO Tax-Free ETF

2

Invesco 1-30 Laddered Treasury ETF (PLW)

February 28, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.87%
U.S. Treasury Bonds-79.64%
7.63%, 02/15/2025(a)	$19,347,800	$20,351,467
6.00%, 02/15/2026	19,618,400	20,439,154
6.63%, 02/15/2027	18,810,800	20,382,531
5.25%, 02/15/2029	19,235,700	20,334,990
5.38%, 02/15/2031	18,544,100	20,296,373
4.50%, 02/15/2036	37,564,700	40,137,001
4.75%, 02/15/2037	18,373,100	20,108,497
4.38%, 02/15/2038	19,118,800	20,041,880
3.50%, 02/15/2039	21,206,500	19,989,611
4.63%, 02/15/2040	18,478,000	19,912,571
4.75%, 02/15/2041	18,264,000	19,977,677
3.13%, 02/15/2042	22,884,000	19,929,193
3.13%, 02/15/2043	23,124,800	19,942,430
3.63%, 02/15/2044	21,508,200	19,973,640
2.50%, 02/15/2045	25,973,500	19,859,074
2.50%, 02/15/2046	26,148,200	19,886,932
3.00%, 02/15/2047	23,761,100	19,792,254
3.00%, 02/15/2048	23,836,900	19,880,999
3.00%, 02/15/2049	23,721,100	19,859,935
2.00%, 02/15/2050	29,303,200	19,837,465
1.88%, 02/15/2051	30,536,900	19,949,184
2.25%, 02/15/2052	27,918,200	19,915,710
3.63%, 02/15/2053	21,520,900	20,495,295

		481,293,863

U.S. Treasury Notes-20.23%
2.75%, 02/15/2024	21,115,000	20,642,523
2.75%, 02/15/2028	21,764,500	20,366,811
1.50%, 02/15/2030	23,726,700	20,151,939
1.88%, 02/15/2032	23,907,400	20,257,786
3.50%, 02/15/2033(a)	42,210,400	40,822,074

		122,241,133

Total U.S. Treasury Securities (Cost $694,638,171)		603,534,996

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(b)(c) (Cost $44,185)	44,185	$44,185

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $694,682,356)		603,579,181

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.22%
Invesco Private Government Fund, 4.58%(b)(c)(d)	3,771,606	3,771,606
Invesco Private Prime Fund, 4.83%(b)(c)(d)	9,650,665	9,652,595

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,424,201)		13,424,201

TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $708,106,557)		617,003,382
OTHER ASSETS LESS LIABILITIES-(2.10)%		(12,685,142)

NET ASSETS-100.00%		$604,318,240

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2023.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 46,479	$ 6,085,360	$ (6,087,654)	$ -	$ -	$ 44,185	$ 3,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco 1-30 Laddered Treasury ETF (PLW)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,506,072	$171,746,329	$(169,480,795)	$-	$-	$3,771,606	$94,403	*

Invesco Private Prime Fund	3,874,600	261,439,293	(255,659,119)	(85)	(2,094)	9,652,595	214,119	*

Total	$5,427,151	$439,270,982	$(431,227,568)	$(85)	$(2,094)	$13,468,386	$311,757

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Maturing in 0-5 Years	16.91

Maturing in 6-10 Years	20.16

Maturing in 11-15 Years	13.29

Maturing in 16-20 Years	16.51

Maturing in 21-25 Years	16.44

Maturing in 26-30 Years	16.56

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.97%
California-97.97%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,072,812
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	1,750	1,949,999
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	2,928,270
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	150	150,502
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,002,026
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	1,981,944
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,018,005
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	520	516,420
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	191,912
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,028,931
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,087,641
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	3,690,059
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,785,633
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,500	1,625,549
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	644,977
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,174,046
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,028,517
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	1,388,003
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	325,061
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,314,871
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	589,659
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	543,275
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	490,343
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	478,667
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,261,315
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,500,792
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,203,591
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,809,055
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	5,000	5,319,672
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,000	1,122,543
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,720	1,837,362
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,850,350
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,353,510
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,200,572
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	249,658
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,069,859
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,000	989,406
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,200	1,575,248
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,535	4,327,563
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	6,606,359
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	110	103,249
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,805,036
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,019,362
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	148,596
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	4,671,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	$2,620	$1,893,426
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	308,659
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	885	874,405
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	13,700	13,048,569
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	885	829,729
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	175	159,049
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	170	158,823
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,006,461
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	395	379,972
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,005	2,137,145
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,325,748
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,487,797
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,139,698
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,049,972
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,367,896
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	941,744
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,016,702
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	459,884
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	752,366
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	735,113
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,004,001
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	501,491
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,051,854
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	1,985,408
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	538,574
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	967,046
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,250	2,455,640
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	5,000	4,839,061
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	724,332
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	912,145
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	1,900	1,707,175
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,557,760
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	165	152,009
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,021,225
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,095,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	$1,000	$858,259
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018; RB	5.00%	01/01/2048	1,975	2,008,132
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,011,415
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,507,788
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	2,515	2,634,821
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	2,000	2,072,101
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	536,033
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	12,410	12,993,748
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,700	1,771,638
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,205,842
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,072,346
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,669,174
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	4,854,261
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,054,237
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,364,699
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	6,835	6,525,524
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,436,780
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	109,241
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	100,197
Desert Community College District, Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	468,157
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,593,550
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,116,710
Folsom Cordova Unified School District, Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	241,062
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,746,292
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	989,936
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,070,862
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,932,886
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,403,811
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	1,000	753,794
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,281,223
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,567,159
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,009,869
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	1,600	1,657,158
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,969,333
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	176,131
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	3,977,574
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,577,717
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	505,935
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	505,177
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,442,341
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,871,118
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,062,066
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,306,013
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2044	610	648,445
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,625,999
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,044,417
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	2,000	2,178,301
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,016,830
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,013,319
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,048,980
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,042,681
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,603,956
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,567,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	$1,500	$1,578,345
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,126,029
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,068,948
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,065,076
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,380,445
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,488,861
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,000	1,101,270
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,103,999
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,098,422
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,097,195
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,348,703
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,189,028
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,169,934
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	2,500	2,771,166
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	2,500	2,766,836
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,667,156
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,206,335
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	6,915,508
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,066,485
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,000	1,069,776
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,025,323
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	184,400
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,083,685
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	2,050	2,236,950
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	438,683
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	250,221
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,267,305
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	101,035
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	997,098
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	765,119
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,078,972
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,874,314
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	186,432
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	15,180	16,028,771
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	141,537
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,176,415
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,096,363
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,089,995
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	2,230,900
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,887,792
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,901,387
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,712,395
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	1,000	1,078,997
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	1,998,093
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,325,779
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	2,923,023
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,000	1,038,955
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,686,588
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,470,586
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	450	486,228
Regents of the University of California Medical Center, Series 2022, RB	3.50%	05/15/2054	15,000	12,566,518
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2038	700	682,731
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	651,943
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	716,995
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	625	577,331
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,470,308
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,806,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	$6,000	$6,489,068
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,678,013
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,340,248
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	941,851
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,543,901
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,384,215
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,053,620
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	289,451
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,036,670
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,655,406
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	470,286
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,573,610
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,084,452
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	470,723
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	793,183
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,042,905
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,755,136
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,037,211
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	3,535	3,753,900
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,165,967
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,371,917
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2013 B, RB(b)(c)	5.00%	05/01/2023	6,000	6,017,867
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,024,676
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,831,169
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	6,835	7,097,757
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,699,496
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,940	2,040,995
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,158,674
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,078,638
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	1,530,137
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2019 F-1, GO Bonds	3.00%	08/01/2038	3,500	3,077,892
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	853,834
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,472,997
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,858,946
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	4,860,587
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	6,996,946
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	693,733
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	658,391
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	620,177
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	612,093
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	4,768,429
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	96,484
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,251,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	$1,000	$958,105
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,217,697
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	1,975,311
University of California, Series 2013 AI, RB(b)(c)	5.00%	05/15/2023	1,300	1,304,800
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,164,038
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,284,264
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,043,534
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,710,434
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,819,780
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	1,235	1,369,345
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,644,988
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,911,661
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	3,853,309
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	4,355	4,148,370
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,725	1,828,069
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	119,498
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,579,186
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,450,896
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	973,308
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,671,088

TOTAL INVESTMENTS IN SECURITIES(d)-97.97% (Cost $581,759,766)				541,197,270
OTHER ASSETS LESS LIABILITIES-2.03%				11,239,572

NET ASSETS-100.00%				$552,436,842

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	24.87

Health, Hospital, Nursing Home Revenue	14.91

General Fund	10.71

College & University Revenue	10.57

Port, Airport & Marina Revenue	8.32

Electric Power Revenue	7.42

Lease Revenue	4.81

Water Revenue	4.11

Sewer Revenue	3.74

Revenue Types Each Less Than 3%	8.51

Other Assets Less Liabilities	2.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco CEF Income Composite ETF (PCEF)

February 28, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Closed-End Funds-99.91%
Bonds-38.07%
Aberdeen Asia-Pacific Income Fund, Inc.	4,043,285	$11,119,034
BlackRock Core Bond Trust(a)	527,366	5,737,742
BlackRock Credit Allocation Income Trust	1,201,248	12,877,379
BlackRock Limited Duration Income Trust(a)	364,070	4,882,179
BlackRock Multi-Sector Income Trust(a)	323,165	4,873,328
BlackRock Taxable Municipal Bond Trust(a)	535,186	9,274,773
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	401,893	8,094,125
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	149,055	3,098,853
DoubleLine Income Solutions Fund(a)	1,247,491	15,231,865
DoubleLine Opportunistic Credit Fund(a)	129,226	1,907,376
Eaton Vance Limited Duration Income Fund(a)	1,458,559	14,862,716
Eaton Vance Short Duration Diversified Income Fund	113,322	1,203,480
First Trust Intermediate Duration Preferred & Income Fund(a)	855,084	15,229,046
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	253,932	5,081,179
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	476,701	7,627,216
Flaherty & Crumrine Preferred and Income Fund, Inc.(a)	118,371	1,395,594
Flaherty & Crumrine Total Return Fund, Inc.(a)	129,563	2,159,815
Franklin Ltd. Duration Income Trust	636,379	4,066,462
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	187,062	3,213,725
Invesco Bond Fund(a)(b)	110,432	1,792,311
Invesco Senior Income Trust(a)(b)	2,100,854	8,298,373
John Hancock Preferred Income Fund(a)	222,152	3,789,913
John Hancock Preferred Income Fund II(a)	157,493	2,678,956
John Hancock Preferred Income Fund III(a)	233,301	3,539,176
John Hancock Premium Dividend Fund(a)	354,999	4,590,137
MFS Charter Income Trust(a)	457,831	2,994,215
MFS Intermediate Income Trust(a)	1,457,376	4,124,374
MFS Multimarket Income Trust	841,152	3,844,065
Nuveen Credit Strategies Income Fund	2,131,286	11,359,754
Nuveen Floating Rate Income Fund(a)	812,518	6,890,153
Nuveen Global High Income Fund(a)	316,306	3,805,161
Nuveen Preferred & Income Opportunities Fund	1,330,781	9,874,395
Nuveen Preferred & Income Securities Fund(a)	2,930,861	21,102,199
Nuveen Taxable Municipal Income Fund(a)	293,663	4,742,658
PIMCO Dynamic Income Opportunities Fund(a)	1,074,095	14,736,583
PIMCO Income Strategy Fund(a)	263,745	2,278,757
PIMCO Income Strategy Fund II(a)	586,087	4,419,096
Pioneer Floating Rate Fund, Inc.(a)	195,072	1,818,071
Putnam Premier Income Trust(a)	1,265,056	4,668,057
TCW Strategic Income Fund, Inc.(a)	598,078	2,972,448
Templeton Global Income Fund	1,045,445	4,453,596
Virtus Global Multi-Sector Income Fund(a)	157,187	1,252,780

	Shares	Value
Bonds-(continued)
Western Asset Inflation-Linked Opportunities & Income Fund(a)	964,859	$8,789,866
Western Asset Inflation-Linked Securities & Income Fund	362,290	3,122,940

		273,873,921

Bonds/High Yield-23.08%
AllianceBernstein Global High Income Fund, Inc.(a)	1,088,328	11,024,762
Allspring Income Opportunities Fund	760,848	5,090,073
Allspring Multi-Sector Income Fund(a)	271,476	2,679,468
Barings Global Short Duration High Yield Fund(a)	277,068	3,765,354
BlackRock Corporate High Yield Fund, Inc.	1,766,702	15,829,650
BlackRock Debt Strategies Fund, Inc.(a)	655,072	6,465,561
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	504,963	6,054,506
BlackRock Floating Rate Income Trust(a)	322,857	3,745,141
BNY Mellon High Yield Strategies Fund	1,027,607	2,312,116
Credit Suisse Asset Management Income Fund, Inc.(a)	530,826	1,486,313
Credit Suisse High Yield Bond Fund	1,321,174	2,497,019
Delaware Ivy High Income Opportunities Fund	200,543	2,356,380
Eaton Vance Floating-Rate Income Trust(a)	419,574	5,043,279
Eaton Vance Senior Floating-Rate Trust(a)	417,187	4,981,213
First Trust High Income Long/Short Fund(a)	481,517	5,609,673
First Trust Senior Floating Rate Income Fund II(a)	375,647	3,771,496
High Income Securities Fund	229,220	1,551,819
Highland Income Fund	1,254,818	12,071,349
Morgan Stanley Emerging Markets Debt Fund, Inc.	325,653	2,136,284
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,068,600	4,808,700
Neuberger Berman High Yield Strategies Fund, Inc.(a)	185,164	1,551,674
New America High Income Fund, Inc. (The)	342,249	2,330,716
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	335,827	7,797,903
PGIM Global High Yield Fund, Inc.(a)	652,053	7,563,815
PGIM High Yield Bond Fund, Inc.(a)	481,550	6,057,899
PGIM Short Duration High Yield Opportunities Fund(a)	381,453	5,893,449
PIMCO High Income Fund(a)	985,580	4,977,179
Pioneer High Income Fund, Inc.(a)	462,164	3,239,770
Templeton Emerging Markets Income Fund(a)	689,287	3,611,864
Western Asset Emerging Markets Debt Fund, Inc.(a)	957,722	8,753,579
Western Asset Global High Income Fund, Inc.	290,843	2,158,055
Western Asset High Income Fund II, Inc.(a)	611,870	3,279,623
Western Asset High Income Opportunity Fund, Inc.(a)	1,357,322	5,483,581

		165,979,263

Domestic Equity-1.08%
John Hancock Tax-Advantaged Dividend Income Fund(a)	335,634	7,749,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Equities-2.48%
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,499,225	$17,855,770

Fixed Income-9.13%
Ares Dynamic Credit Allocation Fund, Inc.(a)	361,622	4,581,751
BlackRock Income Trust, Inc.(a)	262,795	3,292,821
Blackstone Long-Short Credit Income Fund	203,324	2,330,093
Nuveen Core Plus Impact Fund(a)	461,934	5,030,461
Nuveen Variable Rate Preferred & Income Fund	348,247	6,257,999
PIMCO Corporate & Income Strategy Fund(a)	305,857	4,113,777
PIMCO Dynamic Income Fund	1,709,101	33,430,015
PIMCO Strategic Income Fund, Inc.(a)	288,227	1,631,365
Saba Capital Income & Opportunities Fund	611,331	4,994,574

		65,662,856

Option Income-26.07%
BlackRock Energy and Resources Trust	400,669	5,020,383
BlackRock Enhanced Capital and Income Fund, Inc.(a)	435,392	7,845,764
BlackRock Enhanced Equity Dividend Trust(a)	1,596,645	14,449,637
BlackRock Enhanced Global Dividend Trust(a)	978,807	9,846,798
BlackRock Enhanced International Dividend Trust(a)	1,586,578	8,519,924
BlackRock Health Sciences Trust(a)	115,895	4,866,431
BlackRock Resources & Commodities Strategy Trust	1,357,275	13,586,323
BlackRock Science & Technology Trust(a)	288,238	9,065,085
Brookfield Real Assets Income Fund, Inc.(a)	379,529	6,748,026
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	112,353	3,012,184
Eaton Vance Enhanced Equity Income Fund(a)	288,033	4,510,597
Eaton Vance Enhanced Equity Income Fund II	362,641	5,889,290
Eaton Vance Risk-Managed Diversified Equity Income Fund	511,422	3,983,977
Eaton Vance Tax-Managed Buy-Write Income Fund	213,174	2,820,292
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	777,123	10,087,056
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,145,720	13,416,381

	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	986,148	$7,869,461
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,034,475	23,122,699
First Trust Enhanced Equity Income Fund(a)	246,258	4,087,883
John Hancock Hedged Equity & Income Fund(a)	84,406	988,394
Madison Covered Call & Equity Strategy Fund(a)	146,089	1,174,556
Nuveen Dow 30sm Dynamic Overwrite Fund	253,547	3,841,237
Nuveen S&P 500 Buy-Write Income Fund(a)	764,807	10,133,693
Nuveen S&P 500 Dynamic Overwrite Fund(a)	120,487	1,901,285
Voya Global Advantage and Premium Opportunity Fund(a)	247,488	2,197,693
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,129,419	6,042,392
Voya Infrastructure Industrials and Materials Fund	256,076	2,489,059

		187,516,500

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $801,401,462)		718,638,099

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.11%
Invesco Private Government Fund, 4.58%(b)(c)(d)	4,186,082	4,186,082
Invesco Private Prime Fund, 4.83%(b)(c)(d)	11,017,752	11,019,955

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,206,037)		15,206,037

TOTAL INVESTMENTS IN SECURITIES-102.02% (Cost $816,607,499)		733,844,136
OTHER ASSETS LESS LIABILITIES-(2.02)%		(14,532,628)

NET ASSETS-100.00%		$719,311,508

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2023.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Bond Fund	$2,169,726	$183,443	$(628,400)	$223,940	$(155,888)	$1,792,311	$52,748

Invesco Senior Income Trust	8,007,381	1,104,712	(1,007,809)	173,333	20,756	8,298,373	675,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$11,028,989	$(11,028,989)	$-	$-		$-	$3,643

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,699,235	63,792,270	(67,305,423)	-	-		4,186,082	176,375	*

Invesco Private Prime Fund	20,053,777	144,427,604	(153,465,387)	(1,880)	5,841		11,019,955	484,601	*

Total	$37,930,119	$220,537,018	$(233,436,008)	$395,393	$(129,291	)**	$25,296,721	$1,393,232

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Bond Fund	$510

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Asset Class Breakdown* (% of the Fund’s Net Assets) as of February 28, 2023

Bonds	38.07

Option Income	26.07

Bonds/High Yield	23.08

Fixed Income	9.13

Equities	2.48

Domestic Equity	1.08

Money Market Funds Plus Other Assets Less Liabilities	0.09

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.56%
Aerospace & Defense-2.72%
Hexcel Corp., 4.20%, 02/15/2027(b)	$3,601,000	$3,399,600
Howmet Aerospace, Inc.
5.13%, 10/01/2024	3,001,000	2,970,690
3.00%, 01/15/2029(b)	3,443,000	2,959,964
TransDigm, Inc., 5.50%, 11/15/2027	10,658,000	9,823,527

		19,153,781

Air Freight & Logistics-0.67%
GXO Logistics, Inc., 1.65%, 07/15/2026	5,467,000	4,698,452

Airlines-3.90%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	6,633,000	6,831,327
4.38%, 04/19/2028(b)	7,526,000	6,875,001
United Airlines Holdings, Inc., 4.88%, 01/15/2025(b)	14,137,000	13,749,646

		27,455,974

Auto Components-2.41%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	5,514,000	4,454,469
Dana, Inc., 5.63%, 06/15/2028(b)	5,382,000	4,876,792
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	4,024,000	3,877,567
5.00%, 07/15/2029(b)	4,305,000	3,749,224

		16,958,052

Automobiles-3.38%
Ford Motor Co., 3.25%, 02/12/2032	14,949,000	11,349,690
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	13,483,000	12,434,562

		23,784,252

Building Products-0.39%
Griffon Corp., 5.75%, 03/01/2028	3,006,000	2,769,187

Chemicals-2.11%
Chemours Co. (The), 5.38%, 05/15/2027(b)	5,645,000	5,147,422
Olin Corp., 5.63%, 08/01/2029(b)	5,515,000	5,260,621
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	5,558,000	4,452,041

		14,860,084

Commercial Services & Supplies-1.58%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	4,395,000	4,453,607
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	3,873,000	3,597,820
Steelcase, Inc., 5.13%, 01/18/2029(b)	3,660,000	3,091,848

		11,143,275

Communications Equipment-0.55%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	4,098,000	3,861,709

Construction & Engineering-1.98%
AECOM, 5.13%, 03/15/2027	7,897,000	7,560,240

	Principal Amount	Value
Construction & Engineering-(continued)
Fluor Corp.
3.50%, 12/15/2024(b)	$3,356,000	$3,210,921
4.25%, 09/15/2028(b)	3,464,000	3,128,902

		13,900,063

Consumer Finance-4.38%
Ally Financial, Inc.
5.75%, 11/20/2025(b)	5,946,000	5,825,247
6.70%, 02/14/2033	6,200,000	5,896,750
Navient Corp.
6.13%, 03/25/2024	3,964,000	3,938,908
5.50%, 03/15/2029(b)	4,409,000	3,735,705
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,431,000	3,338,672
4.00%, 09/15/2030	4,095,000	3,131,395
SLM Corp., 4.20%, 10/29/2025(b)	5,392,000	4,941,944

		30,808,621

Containers & Packaging-3.12%
Ball Corp.
5.25%, 07/01/2025(b)	3,461,000	3,409,085
2.88%, 08/15/2030(b)	4,283,000	3,423,188
Berry Global, Inc., 1.57%, 01/15/2026(b)	8,038,000	7,168,791
Crown Americas LLC, 5.25%, 04/01/2030(b)	3,936,000	3,666,784
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,688,000	4,294,419

		21,962,267

Diversified Consumer Services-0.72%
Service Corp. International, 5.13%, 06/01/2029(b)	5,407,000	5,075,821

Electric Utilities-5.10%
DPL, Inc., 4.13%, 07/01/2025(b)	10,078,000	9,477,221
FirstEnergy Corp.
Series B, 4.15%, 07/15/2027	5,589,000	5,219,539
Series C, 7.38%, 11/15/2031	4,739,000	5,320,239
NRG Energy, Inc., 6.63%, 01/15/2027	6,640,000	6,629,027
PG&E Corp., 5.25%, 07/01/2030(b)	10,322,000	9,225,184

		35,871,210

Electronic Equipment, Instruments & Components-1.57%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	4,122,000	3,664,898
3.57%, 12/01/2031	4,216,000	3,483,651
Vontier Corp.
1.80%, 04/01/2026	2,368,000	2,066,684
2.95%, 04/01/2031	2,414,000	1,841,303

		11,056,536

Energy Equipment & Services-0.84%
Oceaneering International, Inc., 4.65%, 11/15/2024(b)	2,930,000	2,823,259
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	3,515,000	3,074,804

		5,898,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Entertainment-1.30%
Netflix, Inc.
4.38%, 11/15/2026(b)	$4,764,000	$4,599,571
4.88%, 04/15/2028(b)	4,673,000	4,534,539

		9,134,110

Equity REITs-5.34%
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,603,000	2,541,036
5.30%, 01/15/2029	2,625,000	2,485,442
iStar, Inc., 4.75%, 10/01/2024(b)	2,528,000	2,525,813
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	2,600,000	2,135,620
3.50%, 03/15/2031(b)	3,070,000	2,107,494
Office Properties Income Trust
2.40%, 02/01/2027	2,307,000	1,706,374
3.45%, 10/15/2031	2,580,000	1,724,353
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,041,000	3,718,932
Sabra Health Care L.P.
5.13%, 08/15/2026	1,939,000	1,835,817
3.20%, 12/01/2031	2,308,000	1,717,120
SBA Communications Corp., 3.88%, 02/15/2027	4,869,000	4,410,797
Service Properties Trust
4.35%, 10/01/2024	3,011,000	2,885,336
4.95%, 10/01/2029	3,698,000	2,921,114
VICI Properties L.P.
4.38%, 05/15/2025	2,539,000	2,445,844
5.13%, 05/15/2032(b)	2,600,000	2,414,750

		37,575,842

Food Products-0.88%
Pilgrim’s Pride Corp., 3.50%, 03/01/2032(b)	8,013,000	6,200,169

Gas Utilities-0.95%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	7,041,000	6,643,113

Health Care Equipment & Supplies-0.56%
Teleflex, Inc., 4.63%, 11/15/2027(b)	4,183,000	3,949,170

Health Care Providers & Services-4.08%
Centene Corp., 4.63%, 12/15/2029(b)	15,967,000	14,618,473
Encompass Health Corp., 4.75%, 02/01/2030(b)	5,510,000	4,882,767
Tenet Healthcare Corp.
4.88%, 01/01/2026(b)	4,940,000	4,709,458
6.13%, 06/15/2030(c)	4,700,000	4,483,365

		28,694,063

Hotels, Restaurants & Leisure-7.40%
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	2,721,000	2,583,140
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	6,751,000	6,200,456
Las Vegas Sands Corp.
3.20%, 08/08/2024(b)	7,276,000	7,006,001
3.90%, 08/08/2029(b)	7,631,000	6,659,808

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International
6.00%, 03/15/2023	$4,396,000	$4,399,956
4.75%, 10/15/2028(b)	4,621,000	4,146,497
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028(b)	11,066,000	8,845,884
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(b)	4,538,000	4,368,118
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	9,361,000	7,855,892

		52,065,752

Household Durables-4.52%
Century Communities, Inc., 6.75%, 06/01/2027	2,951,000	2,875,992
KB Home, 4.00%, 06/15/2031(b)	4,249,000	3,474,354
M/I Homes, Inc., 4.95%, 02/01/2028(b)	3,444,000	3,098,524
MDC Holdings, Inc., 2.50%, 01/15/2031	4,452,000	3,284,817
Meritage Homes Corp., 6.00%, 06/01/2025	3,894,000	3,878,857
Newell Brands, Inc.
4.45%, 04/01/2026(b)	3,485,000	3,298,675
6.63%, 09/15/2029(b)	3,348,000	3,321,852
Toll Brothers Finance Corp.
4.38%, 04/15/2023	340	339
4.88%, 03/15/2027(b)	2,587,000	2,485,263
3.80%, 11/01/2029(b)	2,713,000	2,351,100
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	1,900,000	1,878,910
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,998,000	1,859,395

		31,808,078

Household Products-0.55%
Spectrum Brands, Inc., 5.75%, 07/15/2025(b)	3,935,000	3,863,001

Internet & Direct Marketing Retail-0.90%
QVC, Inc.
4.45%, 02/15/2025(b)	4,548,000	3,678,332
4.38%, 09/01/2028	4,797,000	2,679,580

		6,357,912

IT Services-0.35%
Twilio, Inc., 3.63%, 03/15/2029(b)	2,926,000	2,460,886

Machinery-1.77%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,673,000	1,601,203
3.75%, 03/01/2031	1,862,000	1,525,052
Trinity Industries, Inc., 4.55%, 10/01/2024	4,130,000	4,000,217
Wabtec Corp.
4.40%, 03/15/2024	2,762,000	2,722,116
4.95%, 09/15/2028	2,671,000	2,579,838

		12,428,426

Media-5.16%
AMC Networks, Inc.
5.00%, 04/01/2024(b)	2,331,000	2,330,359
4.25%, 02/15/2029(b)	2,603,000	1,914,689
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	11,030,000	9,286,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Media-(continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$9,979,000	$9,768,061
DISH DBS Corp.
7.75%, 07/01/2026	5,098,000	3,962,446
5.13%, 06/01/2029	6,069,000	3,592,089
Lamar Media Corp., 3.75%, 02/15/2028(b)	6,100,000	5,405,282

		36,259,414

Metals & Mining-3.08%
ATI, Inc.
5.88%, 12/01/2027(b)	1,515,000	1,444,529
5.13%, 10/01/2031	1,707,000	1,505,465
Carpenter Technology Corp., 6.38%, 07/15/2028	3,276,000	3,142,234
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	749
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	4,973,000	4,972,205
4.63%, 08/01/2030(b)	4,897,000	4,524,836
United States Steel Corp., 6.88%, 03/01/2029(b)	6,038,000	6,046,936

		21,636,954

Mortgage REITs-1.12%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	8,239,000	7,870,634

Multiline Retail-2.22%
Kohl’s Corp.
4.25%, 07/17/2025(b)	4,629,000	4,404,025
3.63%, 05/01/2031(b)	6,239,000	4,392,786
Nordstrom, Inc.
4.00%, 03/15/2027(b)	4,044,000	3,523,483
4.38%, 04/01/2030(b)	4,162,000	3,287,252

		15,607,546

Oil, Gas & Consumable Fuels-7.13%
Apache Corp., 4.25%, 01/15/2030(b)	6,957,000	6,155,609
Cheniere Energy, Inc., 4.63%, 10/15/2028	8,452,000	7,843,794
EQM Midstream Partners L.P.
4.13%, 12/01/2026	2,706,000	2,410,886
5.50%, 07/15/2028	2,628,000	2,348,131
EQT Corp.
3.90%, 10/01/2027(b)	2,034,000	1,862,046
7.00%, 02/01/2030(b)	1,819,000	1,879,964
Murphy Oil Corp., 5.88%, 12/01/2027(b)	5,106,000	4,885,462
Occidental Petroleum Corp.
5.55%, 03/15/2026(b)	7,240,000	7,209,049
6.63%, 09/01/2030(b)	6,643,000	6,835,149
Range Resources Corp.
4.88%, 05/15/2025(b)	1,415,000	1,382,013
8.25%, 01/15/2029(b)	1,318,000	1,353,869
SM Energy Co., 6.50%, 07/15/2028(b)	3,147,000	2,906,396
Southwestern Energy Co.
5.70%, 01/23/2025(b)	1,573,000	1,560,318
5.38%, 03/15/2030(b)	1,647,000	1,507,005

		50,139,691

	Principal Amount	Value
Pharmaceuticals-0.60%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(b)	$4,385,000	$4,198,067

Real Estate Management & Development-0.89%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	3,972,000	3,232,612
Newmark Group, Inc., 6.13%, 11/15/2023	3,027,000	3,025,381

		6,257,993

Semiconductors & Semiconductor Equipment-2.24%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	5,238,000	5,184,206
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,184,000	4,628,094
Skyworks Solutions, Inc.
1.80%, 06/01/2026	3,429,000	3,020,186
3.00%, 06/01/2031(b)	3,567,000	2,886,689

		15,719,175

Software-0.20%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,670,000	1,408,318

Specialty Retail-3.67%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	5,449,000	4,726,926
Bath & Body Works, Inc.
5.25%, 02/01/2028(b)	4,269,000	3,979,946
6.95%, 03/01/2033(b)	4,488,000	3,909,699
Murphy Oil USA, Inc., 4.75%, 09/15/2029(b)	6,350,000	5,675,280
Penske Automotive Group, Inc., 3.75%, 06/15/2029	8,962,000	7,539,372

		25,831,223

Technology Hardware, Storage & Peripherals-2.63%
Seagate HDD Cayman
4.75%, 01/01/2025	4,662,000	4,505,870
9.63%, 12/01/2032(b)(c)	4,250,564	4,651,775
Western Digital Corp.
4.75%, 02/15/2026	5,275,000	4,985,403
3.10%, 02/01/2032	6,036,000	4,353,963

		18,497,011

Textiles, Apparel & Luxury Goods-0.57%
Under Armour, Inc., 3.25%, 06/15/2026	4,527,000	4,036,500

Thrifts & Mortgage Finance-1.01%
MGIC Investment Corp., 5.25%, 08/15/2028	3,661,000	3,427,575
Radian Group, Inc.
4.50%, 10/01/2024	420	411
4.88%, 03/15/2027(b)	3,928,000	3,662,894

		7,090,880

Trading Companies & Distributors-1.22%
United Rentals (North America), Inc.
4.88%, 01/15/2028(b)	4,587,000	4,376,457
3.88%, 02/15/2031(b)	4,916,000	4,212,319

		8,588,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services-2.80%
Sprint Capital Corp., 6.88%, 11/15/2028	$9,082,000	$9,531,559
Sprint LLC, 7.88%, 09/15/2023	10,020,000	10,122,596

		19,654,155

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.56% (Cost $765,546,886)		693,234,206

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.66%
Invesco Private Government Fund, 4.58%(d)(e)(f)	64,499,647	64,499,647

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	165,223,891	$165,256,930

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $229,752,307)		229,756,577

TOTAL INVESTMENTS IN SECURITIES-131.22% (Cost $995,299,193)		922,990,783
OTHER ASSETS LESS LIABILITIES-(31.22)%		(219,622,341)

NET ASSETS-100.00%		$703,368,442

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $26,188,974, which represented 3.72% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$45,606,399	$(45,606,399)	$ -	$-	$ -	$51,339

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	57,871,109	115,247,378	(108,618,840)	-	-	64,499,647	1,125,219	*

Invesco Private Prime Fund	150,996,498	229,107,367	(214,863,657)	(6,654)	23,376	165,256,930	3,067,588	*

Total	$208,867,607	$389,961,144	$(369,088,896)	$ (6,654)	$23,376	$ 229,756,577	$4,244,146

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	24.98

Industrials	14.23

Communication Services	9.26

Energy	8.78

Materials	8.31

Information Technology	7.54

Financials	6.51

Real Estate	6.23

Utilities	6.05

Health Care	5.24

Consumer Staples	1.43

Money Market Funds Plus Other Assets Less Liabilities	1.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.98%
Aerospace & Defense-1.96%
Boeing Co. (The)
4.88%, 05/01/2025	$75,000	$73,977
5.15%, 05/01/2030	70,000	67,780
General Dynamics Corp.
3.25%, 04/01/2025	30,000	28,902
3.75%, 05/15/2028	41,000	39,011
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027(b)	20,000	18,298
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	32,863
4.40%, 06/15/2028	38,000	36,711
Lockheed Martin Corp.
3.55%, 01/15/2026	47,000	45,436
3.90%, 06/15/2032	60,000	55,652
Northrop Grumman Corp.
3.25%, 01/15/2028	56,000	51,738
4.40%, 05/01/2030	50,000	47,800
Raytheon Technologies Corp.
3.95%, 08/16/2025	60,000	58,332
4.13%, 11/16/2028	59,000	56,205
Textron, Inc., 3.00%, 06/01/2030	45,000	39,152

		651,857

Air Freight & Logistics-0.96%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	45,000	42,706
FedEx Corp.
3.25%, 04/01/2026	60,000	56,818
3.10%, 08/05/2029	48,000	42,367
United Parcel Service, Inc.
3.05%, 11/15/2027	84,000	78,009
4.45%, 04/01/2030(b)	100,000	97,908

		317,808

Airlines-0.19%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	39,460
2.63%, 02/10/2030(b)	30,000	25,012

		64,472

Auto Components-0.30%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	60,000	53,899
Lear Corp., 3.80%, 09/15/2027	50,000	46,749

		100,648

Automobiles-0.82%
General Motors Co., 6.13%, 10/01/2025	90,000	91,003
General Motors Financial Co., Inc., 3.10%, 01/12/2032	130,000	103,576
PACCAR Financial Corp., 3.55%, 08/11/2025	80,000	77,428

		272,007

Banks-6.30%
Bank of America Corp., 3.25%, 10/21/2027	320,000	294,906
Citigroup, Inc.
4.45%, 09/29/2027	130,000	124,239
6.63%, 06/15/2032	140,000	148,114

	Principal Amount	Value
Banks-(continued)
Comerica, Inc.
3.70%, 07/31/2023	$30,000	$29,774
4.00%, 02/01/2029(b)	33,000	30,800
Fifth Third Bancorp, 3.65%, 01/25/2024	110,000	108,459
Huntington Bancshares, Inc.
2.63%, 08/06/2024	40,000	38,483
2.55%, 02/04/2030	47,000	39,377
JPMorgan Chase & Co., 2.95%, 10/01/2026	426,000	396,409
KeyCorp, 2.55%, 10/01/2029	40,000	33,862
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	40,000	39,382
2.55%, 01/22/2030	65,000	55,326
Regions Financial Corp.
2.25%, 05/18/2025(b)	50,000	46,755
1.80%, 08/12/2028	50,000	41,937
SVB Financial Group
1.80%, 10/28/2026(b)	40,000	34,893
3.13%, 06/05/2030	35,000	29,560
Truist Bank, 3.63%, 09/16/2025	86,000	82,640
Truist Financial Corp., 1.95%, 06/05/2030(b)	90,000	72,819
U.S. Bancorp
1.38%, 07/22/2030(b)	100,000	77,575
Series V, 2.38%, 07/22/2026	91,000	83,521
Wells Fargo & Co.
3.00%, 04/22/2026	156,000	145,691
4.15%, 01/24/2029	150,000	140,591

		2,095,113

Beverages-1.78%
Coca-Cola Co. (The)
1.45%, 06/01/2027	100,000	87,862
2.25%, 01/05/2032(b)	100,000	82,602
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	38,679
2.25%, 08/01/2031	40,000	31,513
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	40,000	39,231
4.60%, 05/25/2028	46,000	44,666
Molson Coors Beverage Co., 3.00%, 07/15/2026	48,000	44,429
PepsiCo, Inc.
3.00%, 10/15/2027	124,000	115,474
2.75%, 03/19/2030	120,000	105,843

		590,299

Biotechnology-1.72%
AbbVie, Inc.
2.60%, 11/21/2024	100,000	95,389
3.20%, 11/21/2029	104,000	92,025
Amgen, Inc.
2.20%, 02/21/2027	80,000	71,730
2.00%, 01/15/2032	80,000	61,899
Biogen, Inc.
4.05%, 09/15/2025	46,000	44,554
2.25%, 05/01/2030	40,000	32,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
3.65%, 03/01/2026	$58,000	$55,409
1.65%, 10/01/2030(b)	75,000	59,400
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	58,443

		571,259

Building Products-0.76%
Carlisle Cos., Inc., 2.75%, 03/01/2030	40,000	33,460
Carrier Global Corp.
2.24%, 02/15/2025	50,000	46,979
2.72%, 02/15/2030	30,000	25,341
Fortune Brands Innovations, Inc.
4.00%, 09/21/2023	19,000	18,863
3.25%, 09/15/2029	23,000	19,615
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	90,000	72,039
Masco Corp., 1.50%, 02/15/2028	45,000	37,238

		253,535

Capital Markets-4.20%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	44,000	43,669
4.50%, 05/13/2032	50,000	48,722
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	77,000	75,939
3.85%, 04/28/2028	44,000	41,788
BlackRock, Inc.
3.50%, 03/18/2024	64,000	62,973
1.90%, 01/28/2031	70,000	56,527
Charles Schwab Corp. (The)
0.75%, 03/18/2024	80,000	76,316
2.00%, 03/20/2028	70,000	61,042
CME Group, Inc.
3.00%, 03/15/2025	46,000	44,268
2.65%, 03/15/2032	45,000	37,759
Franklin Resources, Inc., 1.60%, 10/30/2030	90,000	69,756
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	110,000	105,996
3.80%, 03/15/2030	110,000	99,903
Jefferies Financial Group, Inc.
4.85%, 01/15/2027(b)	30,000	29,432
4.15%, 01/23/2030	25,000	22,618
Morgan Stanley, 3.63%, 01/20/2027	227,000	214,740
Nasdaq, Inc.
3.85%, 06/30/2026(b)	40,000	38,264
1.65%, 01/15/2031	30,000	22,963
Northern Trust Corp.
4.00%, 05/10/2027	40,000	38,770
1.95%, 05/01/2030	45,000	36,856
Raymond James Financial, Inc., 4.65%, 04/01/2030	55,000	52,843
State Street Corp.
3.55%, 08/18/2025	61,000	58,843
2.40%, 01/24/2030	65,000	55,629

		1,395,616

	Principal Amount	Value
Chemicals-2.80%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	$40,000	$36,511
2.05%, 05/15/2030(b)	49,000	40,981
Celanese US Holdings LLC
6.17%, 07/15/2027	40,000	39,731
6.38%, 07/15/2032(b)	40,000	38,845
DuPont de Nemours, Inc.
4.49%, 11/15/2025	45,000	44,253
4.73%, 11/15/2028(b)	45,000	44,297
Eastman Chemical Co.
3.80%, 03/15/2025	33,000	31,955
4.50%, 12/01/2028	30,000	28,686
Ecolab, Inc.
2.70%, 11/01/2026(b)	40,000	36,918
4.80%, 03/24/2030(b)	45,000	44,503
EIDP, Inc.
1.70%, 07/15/2025	30,000	27,661
2.30%, 07/15/2030(b)	35,000	29,442
FMC Corp.
3.20%, 10/01/2026	23,000	21,491
3.45%, 10/01/2029	22,000	19,476
Huntsman International LLC, 4.50%, 05/01/2029	30,000	27,357
Linde, Inc.
3.20%, 01/30/2026	46,000	44,293
1.10%, 08/10/2030	95,000	73,503
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	60,000	48,018
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	71,000	70,995
Mosaic Co. (The), 4.25%, 11/15/2023	13,000	12,904
PPG Industries, Inc.
1.20%, 03/15/2026	40,000	35,415
3.75%, 03/15/2028	26,000	24,526
Sherwin-Williams Co. (The)
3.45%, 06/01/2027(b)	38,000	35,631
2.95%, 08/15/2029	30,000	26,023
Westlake Corp., 3.60%, 08/15/2026	49,000	46,141

		929,556

Commercial Services & Supplies-0.60%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	26,752
4.00%, 05/01/2032	25,000	23,211
Republic Services, Inc.
2.50%, 08/15/2024	40,000	38,404
3.95%, 05/15/2028	39,000	36,962
Waste Management, Inc.
3.15%, 11/15/2027(b)	40,000	37,029
1.50%, 03/15/2031	50,000	38,529

		200,887

Communications Equipment-0.74%
Cisco Systems, Inc., 2.50%, 09/20/2026	180,000	166,668
Juniper Networks, Inc., 3.75%, 08/15/2029	53,000	47,380
Motorola Solutions, Inc., 4.60%, 05/23/2029	33,000	31,087

		245,135

Construction & Engineering-0.12%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	41,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Construction Materials-0.31%
Eagle Materials, Inc., 2.50%, 07/01/2031	$30,000	$23,514
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	50,000	39,919
Vulcan Materials Co., 3.50%, 06/01/2030	45,000	39,967

		103,400

Consumer Finance-1.52%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	68,000	68,093
2.20%, 11/02/2028	45,000	36,698
American Express Co.
2.25%, 03/04/2025	70,000	65,858
4.05%, 05/03/2029	70,000	66,367
Capital One Financial Corp., 3.80%, 01/31/2028	150,000	138,989
Discover Bank
3.45%, 07/27/2026	66,000	61,488
4.65%, 09/13/2028	70,000	66,698

		504,191

Containers & Packaging-0.69%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	30,000	28,337
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	40,000	32,493
Avery Dennison Corp., 4.88%, 12/06/2028	41,000	40,131
Packaging Corp. of America, 3.40%, 12/15/2027	40,000	37,011
Sonoco Products Co., 3.13%, 05/01/2030	45,000	38,800
WRKCo, Inc.
4.65%, 03/15/2026	20,000	19,598
4.90%, 03/15/2029(b)	35,000	33,601

		229,971

Distributors-0.24%
Genuine Parts Co., 1.88%, 11/01/2030	105,000	81,133

Diversified Financial Services-0.96%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	188,000	179,684
Block Financial LLC, 3.88%, 08/15/2030	45,000	39,476
Equitable Holdings, Inc.
3.90%, 04/20/2023	52,000	51,866
4.35%, 04/20/2028	51,000	48,487

		319,513

Diversified Telecommunication Services-1.60%
AT&T, Inc.
4.25%, 03/01/2027	150,000	145,486
4.30%, 02/15/2030	146,000	137,068
Verizon Communications, Inc.
4.13%, 03/16/2027	130,000	125,180
4.33%, 09/21/2028	130,000	124,628

		532,362

Electric Utilities-4.57%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	50,000	40,338
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	51,405
Avangrid, Inc.
3.20%, 04/15/2025	35,000	33,273
3.80%, 06/01/2029	23,000	20,838

	Principal Amount	Value
Electric Utilities-(continued)
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	$155,000	$142,569
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	80,000	65,501
Duke Energy Corp.
2.65%, 09/01/2026	51,000	46,612
2.55%, 06/15/2031	80,000	64,488
Entergy Corp.
2.95%, 09/01/2026	45,000	41,400
1.90%, 06/15/2028	75,000	63,614
Evergy, Inc.
2.45%, 09/15/2024	30,000	28,576
2.90%, 09/15/2029	20,000	17,136
Eversource Energy, 3.38%, 03/01/2032	50,000	42,807
Exelon Corp.
3.95%, 06/15/2025	60,000	58,111
4.05%, 04/15/2030	50,000	45,886
Interstate Power and Light Co.
3.25%, 12/01/2024	24,000	23,121
4.10%, 09/26/2028	23,000	22,026
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	60,000	56,060
2.25%, 06/01/2030	61,000	49,393
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	37,131
4.55%, 07/01/2030	40,000	36,162
Pinnacle West Capital Corp., 1.30%, 06/15/2025	85,000	77,074
PPL Capital Funding, Inc., 3.10%, 05/15/2026	100,000	93,602
Southern California Edison Co.
5.95%, 11/01/2032	20,000	20,877
Series E, 3.70%, 08/01/2025	30,000	28,831
Southern Co. (The)
3.25%, 07/01/2026	68,000	63,449
Series A, 3.70%, 04/30/2030(b)	70,000	63,108
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	50,000	47,111
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	48,914
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	47,759
4.00%, 06/15/2028	45,000	42,602

		1,519,774

Electrical Equipment-0.59%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	27,500
Eaton Corp.
3.10%, 09/15/2027	39,000	36,043
4.00%, 11/02/2032	50,000	45,857
Emerson Electric Co.
0.88%, 10/15/2026	55,000	47,579
2.20%, 12/21/2031	50,000	40,145

		197,124

Electronic Equipment, Instruments & Components-1.41%
Amphenol Corp., 2.80%, 02/15/2030	50,000	43,172
Arrow Electronics, Inc.
3.88%, 01/12/2028	38,000	34,845
2.95%, 02/15/2032	50,000	40,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Avnet, Inc., 4.63%, 04/15/2026	$58,000	$55,692
Flex Ltd.
4.75%, 06/15/2025	33,000	32,252
4.88%, 06/15/2029	40,000	37,756
Jabil, Inc., 3.95%, 01/12/2028	33,000	30,630
Keysight Technologies, Inc., 4.60%, 04/06/2027	18,000	17,669
TD SYNNEX Corp., 1.75%, 08/09/2026	50,000	43,041
Teledyne Technologies, Inc., 2.75%, 04/01/2031	20,000	16,373
Trimble, Inc., 4.90%, 06/15/2028	33,000	31,692
Tyco Electronics Group S.A.
4.50%, 02/13/2026	50,000	49,356
2.50%, 02/04/2032	45,000	37,305

		469,998

Energy Equipment & Services-0.62%
Halliburton Co., 2.92%, 03/01/2030(b)	60,000	51,899
Helmerich & Payne, Inc., 2.90%, 09/29/2031	40,000	32,668
NOV, Inc., 3.60%, 12/01/2029(b)	38,000	33,680
Schlumberger Investment S.A.
3.65%, 12/01/2023	49,000	48,415
2.65%, 06/26/2030(b)	45,000	38,745

		205,407

Entertainment-0.92%
Activision Blizzard, Inc.
3.40%, 09/15/2026	28,000	26,486
1.35%, 09/15/2030	34,000	26,569
Electronic Arts, Inc., 1.85%, 02/15/2031	55,000	43,110
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032(b)	30,000	26,740
Walt Disney Co. (The)
1.75%, 08/30/2024	84,000	79,865
2.65%, 01/13/2031(b)	80,000	68,192
Warnermedia Holdings, Inc., 4.28%, 03/15/2032(c)	40,000	34,554

		305,516

Equity REITs-5.52%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	26,866
2.00%, 05/18/2032	30,000	22,978
American Homes 4 Rent L.P., 4.25%, 02/15/2028	28,000	26,180
American Tower Corp.
3.38%, 10/15/2026	50,000	46,502
3.80%, 08/15/2029	43,000	38,798
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	28,816
2.30%, 03/01/2030	35,000	29,344
Boston Properties L.P.
3.65%, 02/01/2026	30,000	28,440
3.25%, 01/30/2031	35,000	29,247
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,026
4.13%, 05/15/2029	20,000	18,042
Camden Property Trust, 2.80%, 05/15/2030	30,000	25,801

	Principal Amount	Value
Equity REITs-(continued)
CBRE Services, Inc.
4.88%, 03/01/2026	$30,000	$29,379
2.50%, 04/01/2031	40,000	32,539
Corporate Office Properties L.P., 2.75%, 04/15/2031	25,000	18,846
Crown Castle, Inc.
3.65%, 09/01/2027	46,000	42,822
2.25%, 01/15/2031(b)	40,000	32,029
Digital Realty Trust L.P.
3.70%, 08/15/2027	13,000	12,052
3.60%, 07/01/2029	30,000	26,568
EPR Properties, 3.75%, 08/15/2029	40,000	32,651
Equinix, Inc.
2.63%, 11/18/2024	40,000	38,101
3.20%, 11/18/2029(b)	40,000	34,896
ERP Operating L.P., 2.85%, 11/01/2026	38,000	35,059
Essex Portfolio L.P.
3.50%, 04/01/2025	10,000	9,618
3.00%, 01/15/2030	30,000	25,561
Extra Space Storage L.P., 2.35%, 03/15/2032	45,000	34,509
Federal Realty Investment Trust, 3.95%, 01/15/2024	35,000	34,494
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,540
2.00%, 03/15/2031(b)	20,000	15,287
Healthpeak Properties Interim, Inc.
3.25%, 07/15/2026	30,000	28,113
3.50%, 07/15/2029	28,000	24,974
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,206
Series H, 3.38%, 12/15/2029	39,000	33,245
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	28,073
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	85,000	63,844
Kilroy Realty L.P., 3.05%, 02/15/2030	38,000	30,373
Kimco Realty OP LLC, 2.80%, 10/01/2026	20,000	18,285
LifeStorage L.P., 3.50%, 07/01/2026	30,000	28,185
Mid-America Apartments L.P.
3.60%, 06/01/2027	44,000	41,626
3.95%, 03/15/2029	20,000	18,809
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,659
3.38%, 02/01/2031	20,000	15,786
Prologis L.P.
2.13%, 04/15/2027	55,000	49,530
2.25%, 04/15/2030	42,000	35,172
Public Storage
1.50%, 11/09/2026	40,000	35,411
1.85%, 05/01/2028(b)	40,000	34,366
Realty Income Corp., 3.25%, 01/15/2031	30,000	26,186
Regency Centers L.P., 3.60%, 02/01/2027	22,000	20,737
Simon Property Group L.P.
2.00%, 09/13/2024	36,000	34,253
2.45%, 09/13/2029	56,000	46,971
Spirit Realty L.P., 3.40%, 01/15/2030	33,000	27,939
Sun Communities Operating L.P., 2.70%, 07/15/2031	75,000	59,911
UDR, Inc., 3.20%, 01/15/2030	30,000	26,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Ventas Realty L.P.
3.50%, 02/01/2025	$40,000	$38,432
4.40%, 01/15/2029	44,000	40,997
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	18,766
2.40%, 02/01/2031(b)	30,000	24,219
Welltower OP LLC
4.00%, 06/01/2025	41,000	39,656
3.10%, 01/15/2030	30,000	25,660
Weyerhaeuser Co., 7.38%, 03/15/2032	50,000	55,646

		1,836,348

Food & Staples Retailing-2.25%
Costco Wholesale Corp.
1.38%, 06/20/2027	85,000	74,301
1.60%, 04/20/2030	90,000	73,571
Kroger Co. (The)
2.65%, 10/15/2026	77,000	71,030
4.50%, 01/15/2029	50,000	48,208
Sysco Corp.
3.30%, 07/15/2026	55,000	51,736
5.95%, 04/01/2030	30,000	31,122
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	69,000	64,803
3.20%, 04/15/2030	80,000	67,913
Walmart, Inc.
3.40%, 06/26/2023	133,000	132,231
1.80%, 09/22/2031	165,000	133,262

		748,177

Food Products-3.38%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	60,000	55,272
3.25%, 03/27/2030	55,000	49,593
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	45,598
2.75%, 05/14/2031(b)	80,000	65,909
Campbell Soup Co.
3.95%, 03/15/2025	30,000	29,222
4.15%, 03/15/2028	33,000	31,529
Conagra Brands, Inc.
4.30%, 05/01/2024	30,000	29,595
4.85%, 11/01/2028(b)	30,000	29,083
Flowers Foods, Inc., 2.40%, 03/15/2031(b)	50,000	40,194
General Mills, Inc.
4.00%, 04/17/2025	50,000	48,705
4.20%, 04/17/2028	51,000	48,962
Hershey Co. (The), 2.30%, 08/15/2026(b)	68,000	62,705
Hormel Foods Corp., 1.80%, 06/11/2030	70,000	56,854
Ingredion, Inc.
3.20%, 10/01/2026	28,000	26,252
2.90%, 06/01/2030	20,000	17,001
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	31,793
2.38%, 03/15/2030	40,000	33,535
Kellogg Co.
3.25%, 04/01/2026	41,000	38,733
Series B, 7.45%, 04/01/2031	30,000	34,020

	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	$65,000	$60,516
3.75%, 04/01/2030(b)	60,000	54,902
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,377
1.85%, 02/15/2031	30,000	23,294
Mondelez International, Inc.
1.50%, 05/04/2025	40,000	36,890
2.75%, 04/13/2030	60,000	51,619
Tyson Foods, Inc.
3.55%, 06/02/2027	56,000	52,424
4.35%, 03/01/2029	50,000	47,462

		1,123,039

Gas Utilities-0.28%
Atmos Energy Corp.
3.00%, 06/15/2027	11,000	10,236
1.50%, 01/15/2031(b)	40,000	31,108
National Fuel Gas Co., 2.95%, 03/01/2031	20,000	15,913
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	35,710

		92,967

Health Care Equipment & Supplies-1.71%
Abbott Laboratories
3.75%, 11/30/2026	67,000	64,796
1.40%, 06/30/2030(b)	70,000	56,087
Baxter International, Inc., 1.92%, 02/01/2027	40,000	34,897
Becton, Dickinson and Co.
3.70%, 06/06/2027	40,000	37,796
1.96%, 02/11/2031	50,000	39,477
Boston Scientific Corp.
3.45%, 03/01/2024	25,000	24,543
2.65%, 06/01/2030	40,000	34,221
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	30,000	25,582
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	45,696
2.60%, 11/15/2029	46,000	39,746
Edwards Lifesciences Corp., 4.30%, 06/15/2028	37,000	35,473
Stryker Corp.
3.50%, 03/15/2026	44,000	42,082
1.95%, 06/15/2030	50,000	40,672
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	20,000	19,252
2.60%, 11/24/2031	35,000	28,385

		568,705

Health Care Providers & Services-4.08%
AmerisourceBergen Corp.
3.45%, 12/15/2027	90,000	83,700
2.70%, 03/15/2031	70,000	58,221
Cardinal Health, Inc., 3.41%, 06/15/2027	129,000	120,268
Cigna Group (The)
4.13%, 11/15/2025	50,000	48,646
4.38%, 10/15/2028	64,000	61,493
CVS Health Corp.
3.88%, 07/20/2025	115,000	111,461
4.30%, 03/25/2028	100,000	95,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
3.65%, 12/01/2027	$55,000	$51,627
2.25%, 05/15/2030	80,000	66,008
HCA, Inc.
5.38%, 02/01/2025	40,000	39,641
3.50%, 09/01/2030	45,000	38,728
Humana, Inc.
1.35%, 02/03/2027	50,000	43,068
2.15%, 02/03/2032	60,000	46,356
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	31,843
2.95%, 12/01/2029	30,000	25,743
McKesson Corp., 3.80%, 03/15/2024	155,000	152,544
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	28,889
2.95%, 06/30/2030(b)	35,000	30,237
UnitedHealth Group, Inc.
3.75%, 07/15/2025	109,000	105,793
5.35%, 02/15/2033	85,000	87,012
Universal Health Services, Inc., 2.65%, 10/15/2030	35,000	28,525

		1,355,439

Hotels, Restaurants & Leisure-1.49%
Booking Holdings, Inc.
3.60%, 06/01/2026	40,000	38,147
4.63%, 04/13/2030	30,000	29,162
Darden Restaurants, Inc., 3.85%, 05/01/2027	54,000	51,580
Expedia Group, Inc., 3.80%, 02/15/2028	28,000	25,745
Marriott International, Inc.
5.00%, 10/15/2027	85,000	84,056
Series FF, 4.63%, 06/15/2030	40,000	37,788
McDonald’s Corp.
3.70%, 01/30/2026	76,000	73,358
3.80%, 04/01/2028	55,000	52,164
Starbucks Corp.
3.80%, 08/15/2025	56,000	54,291
2.55%, 11/15/2030	60,000	50,138

		496,429

Household Durables-0.99%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	40,000	33,518
Leggett & Platt, Inc., 3.50%, 11/15/2027	40,000	36,852
Lennar Corp., 4.75%, 11/29/2027	60,000	57,529
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	95,000	83,001
NVR, Inc., 3.00%, 05/15/2030	20,000	17,088
PulteGroup, Inc., 5.50%, 03/01/2026	50,000	49,795
Whirlpool Corp., 4.75%, 02/26/2029	54,000	51,693

		329,476

Household Products-1.26%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	80,000	82,948
Clorox Co. (The), 3.90%, 05/15/2028	35,000	33,214
Colgate-Palmolive Co.
3.25%, 03/15/2024	35,000	34,340
3.25%, 08/15/2032	40,000	36,204
Kimberly-Clark Corp.
1.05%, 09/15/2027	45,000	38,239
3.20%, 04/25/2029	37,000	33,711

	Principal Amount	Value
Household Products-(continued)
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	$90,000	$81,954

3.00%, 03/25/2030(b)	85,000	77,139

		417,749

Independent Power and Renewable Electricity Producers-0.30%
AES Corp. (The), 1.38%, 01/15/2026	55,000	48,700
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	49,438

		98,138

Industrial Conglomerates-1.22%
3M Co.
2.88%, 10/15/2027	73,000	66,474
2.38%, 08/26/2029(b)	65,000	54,612
General Electric Co., 6.75%, 03/15/2032(b)	145,000	161,142
Honeywell International, Inc.
2.50%, 11/01/2026(b)	73,000	67,498
1.75%, 09/01/2031	70,000	55,421

		405,147

Insurance-6.03%
Aflac, Inc., 3.60%, 04/01/2030	130,000	119,688
Allstate Corp. (The)
3.28%, 12/15/2026	26,000	24,573
1.45%, 12/15/2030(b)	50,000	38,384
American International Group, Inc., 2.50%, 06/30/2025	150,000	141,264
Aon Corp., 2.80%, 05/15/2030	40,000	34,182
Aon Global Ltd., 3.88%, 12/15/2025	40,000	38,556
Brighthouse Financial, Inc.
3.70%, 06/22/2027	47,000	43,981
5.63%, 05/15/2030(b)	30,000	29,479
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,565
2.38%, 03/15/2031	20,000	15,405
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	65,000	61,945
1.38%, 09/15/2030	45,000	35,019
CNA Financial Corp.
3.95%, 05/15/2024	27,000	26,537
3.90%, 05/01/2029	43,000	39,516
CNO Financial Group, Inc.
5.25%, 05/30/2025	20,000	19,731
5.25%, 05/30/2029	18,000	17,079
Fidelity National Financial, Inc., 3.40%, 06/15/2030	60,000	51,697
First American Financial Corp., 2.40%, 08/15/2031	50,000	37,371
Globe Life, Inc., 4.55%, 09/15/2028	46,000	45,234
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	94,000	81,037
Lincoln National Corp.
4.00%, 09/01/2023	56,000	55,571
3.80%, 03/01/2028	46,000	42,617
Loews Corp.
3.75%, 04/01/2026	38,000	36,569
3.20%, 05/15/2030	40,000	35,519
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	44,000	43,274
4.38%, 03/15/2029	38,000	36,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
3.60%, 04/10/2024	$79,000	$77,315
4.55%, 03/23/2030	70,000	68,809
Old Republic International Corp., 3.88%, 08/26/2026	49,000	46,667
Primerica, Inc., 2.80%, 11/19/2031	40,000	32,899
Principal Financial Group, Inc., 3.70%, 05/15/2029	92,000	85,568
Progressive Corp. (The)
2.45%, 01/15/2027	53,000	48,464
4.00%, 03/01/2029	45,000	42,534
Prudential Financial, Inc.
1.50%, 03/10/2026	90,000	81,170
2.10%, 03/10/2030(b)	110,000	91,127
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	89,000	81,581
Travelers Property Casualty Corp., 6.38%, 03/15/2033	110,000	121,604
Willis North America, Inc.
3.60%, 05/15/2024	32,000	31,181
2.95%, 09/15/2029	30,000	25,661

		2,005,592

Interactive Media & Services-0.67%
Alphabet, Inc.
2.00%, 08/15/2026	117,000	107,118
1.10%, 08/15/2030	145,000	114,378

		221,496

Internet & Direct Marketing Retail-0.71%
Amazon.com, Inc.
3.15%, 08/22/2027	105,000	98,098
2.10%, 05/12/2031	135,000	111,117
eBay, Inc., 3.60%, 06/05/2027(b)	30,000	28,303

		237,518

IT Services-3.16%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	41,343
Automatic Data Processing, Inc.
3.38%, 09/15/2025	41,000	39,501
1.25%, 09/01/2030(b)	60,000	47,204
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	23,476
2.60%, 05/01/2031	30,000	24,307
DXC Technology Co.
1.80%, 09/15/2026	34,000	29,575
2.38%, 09/15/2028	33,000	27,651
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	43,874
2.25%, 03/01/2031(b)	40,000	31,494
Fiserv, Inc.
2.75%, 07/01/2024	39,000	37,564
3.50%, 07/01/2029	38,000	34,009
Global Payments, Inc.
2.65%, 02/15/2025	30,000	28,313
3.20%, 08/15/2029	23,000	19,574
International Business Machines Corp.
3.00%, 05/15/2024	102,000	99,193
3.50%, 05/15/2029	100,000	91,276

	Principal Amount	Value
IT Services-(continued)
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	$30,000	$25,798
3.15%, 10/15/2031	55,000	41,094
Mastercard, Inc.
3.38%, 04/01/2024	53,000	52,013
3.35%, 03/26/2030	55,000	50,437
PayPal Holdings, Inc.
2.40%, 10/01/2024	45,000	43,099
2.85%, 10/01/2029(b)	45,000	39,095
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,982
2.70%, 06/15/2031	20,000	16,160
Visa, Inc.
3.15%, 12/14/2025(b)	61,000	58,268
2.05%, 04/15/2030	50,000	42,300
Western Union Co. (The), 1.35%, 03/15/2026	60,000	52,827

		1,049,427

Leisure Products-0.25%
Brunswick Corp., 2.40%, 08/18/2031	40,000	29,447
Hasbro, Inc.
3.55%, 11/19/2026	30,000	27,925
3.90%, 11/19/2029	28,000	24,708

		82,080

Life Sciences Tools & Services-0.54%
Agilent Technologies, Inc., 2.30%, 03/12/2031(b)	30,000	24,383
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032(b)	20,000	17,454
Illumina, Inc., 2.55%, 03/23/2031(b)	50,000	39,998
PerkinElmer, Inc., 3.30%, 09/15/2029	33,000	28,548
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	50,000	50,006
2.00%, 10/15/2031(b)	25,000	19,974

		180,363

Machinery-2.08%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	55,000	53,124
Caterpillar, Inc., 2.60%, 04/09/2030	45,000	39,265
Cummins, Inc.
3.65%, 10/01/2023	46,000	45,677
1.50%, 09/01/2030	50,000	39,647
Flowserve Corp., 3.50%, 10/01/2030(b)	35,000	29,584
Fortive Corp., 3.15%, 06/15/2026	48,000	44,829
IDEX Corp., 3.00%, 05/01/2030	40,000	34,708
Illinois Tool Works, Inc., 2.65%, 11/15/2026	73,000	67,695
John Deere Capital Corp.
4.80%, 01/09/2026	40,000	39,849
2.80%, 07/18/2029(b)	85,000	75,381
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	37,328
2.57%, 02/15/2030	40,000	33,742
Parker-Hannifin Corp.
3.25%, 03/01/2027	30,000	27,913
3.25%, 06/14/2029	37,000	32,896
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	15,000	14,208
2.30%, 03/15/2030	40,000	32,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Machinery-(continued)
Xylem, Inc.
3.25%, 11/01/2026(b)	$25,000	$23,208
2.25%, 01/30/2031	25,000	20,179

		691,792

Marine-0.09%
Kirby Corp., 4.20%, 03/01/2028(b)	33,000	30,868

Media-1.39%
Comcast Corp.
3.70%, 04/15/2024	109,000	107,067
4.15%, 10/15/2028	102,000	97,584
Fox Corp.
4.03%, 01/25/2024	35,000	34,549
4.71%, 01/25/2029	30,000	28,671
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	55,000	52,498
Omnicom Group, Inc., 2.60%, 08/01/2031	40,000	32,881
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	36,221
Paramount Global
4.00%, 01/15/2026	40,000	38,221
4.95%, 01/15/2031(b)	40,000	35,890

		463,582

Metals & Mining-0.67%
Newmont Corp., 2.25%, 10/01/2030	70,000	56,414
Nucor Corp.
3.95%, 05/23/2025	65,000	63,238
3.95%, 05/01/2028	39,000	36,897
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	25,000	20,153
Steel Dynamics, Inc., 3.45%, 04/15/2030	51,000	45,257

		221,959

Multiline Retail-0.81%
Dollar General Corp.
3.88%, 04/15/2027	45,000	42,868
3.50%, 04/03/2030(b)	40,000	35,818
Dollar Tree, Inc.
4.00%, 05/15/2025	35,000	34,005
4.20%, 05/15/2028	42,000	39,962
Target Corp.
2.25%, 04/15/2025(b)	55,000	51,981
3.38%, 04/15/2029	70,000	64,597

		269,231

Multi-Utilities-1.47%
Ameren Corp., 3.50%, 01/15/2031	10,000	8,801
Black Hills Corp., 4.25%, 11/30/2023	33,000	32,691
CenterPoint Energy, Inc.
1.45%, 06/01/2026	40,000	35,440
2.65%, 06/01/2031	40,000	32,849
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	95,000	83,182
DTE Electric Co., Series C, 2.63%, 03/01/2031	40,000	33,849
DTE Energy Co., Series F, 1.05%, 06/01/2025	20,000	18,124
NiSource, Inc.
0.95%, 08/15/2025	30,000	27,063
3.60%, 05/01/2030	30,000	26,807

	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	$40,000	$38,630
2.45%, 11/15/2031	45,000	36,026
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	50,000	39,440
Sempra Energy, 3.40%, 02/01/2028(b)	31,000	28,415
WEC Energy Group, Inc., 0.55%, 09/15/2023	48,000	46,752

		488,069

Oil, Gas & Consumable Fuels-5.22%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	25,000	24,684
3.70%, 11/15/2029(b)	25,000	22,538
Chevron Corp.
2.95%, 05/16/2026	127,000	119,591
2.24%, 05/11/2030(b)	125,000	106,910
ConocoPhillips Co., 6.95%, 04/15/2029	90,000	98,786
Devon Energy Corp., 7.88%, 09/30/2031	40,000	45,265
Diamondback Energy, Inc., 3.50%, 12/01/2029	25,000	22,095
EOG Resources, Inc.
4.15%, 01/15/2026	30,000	29,306
4.38%, 04/15/2030	40,000	38,494
Exxon Mobil Corp.
3.04%, 03/01/2026	171,000	162,078
2.61%, 10/15/2030	165,000	143,361
Hess Corp., 4.30%, 04/01/2027(b)	50,000	47,896
HF Sinclair Corp., 5.88%, 04/01/2026	80,000	80,091
Kinder Morgan, Inc.
4.30%, 06/01/2025	64,000	62,536
4.30%, 03/01/2028	65,000	62,049
Marathon Oil Corp.
4.40%, 07/15/2027(b)	58,000	55,291
6.80%, 03/15/2032	35,000	36,173
Marathon Petroleum Corp., 4.70%, 05/01/2025	95,000	93,692
ONEOK, Inc.
5.85%, 01/15/2026	50,000	50,408
4.55%, 07/15/2028	41,000	38,988
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	21,378
Phillips 66
3.85%, 04/09/2025	40,000	38,847
3.90%, 03/15/2028	44,000	41,591
Pioneer Natural Resources Co.
1.13%, 01/15/2026	35,000	31,179
1.90%, 08/15/2030	30,000	23,399
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	37,947
Valero Energy Corp., 2.15%, 09/15/2027	130,000	114,470
Williams Cos., Inc. (The)
3.75%, 06/15/2027	45,000	42,326
2.60%, 03/15/2031(b)	55,000	44,662

		1,736,031

Personal Products-0.23%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	37,949
2.38%, 12/01/2029	43,000	36,785

		74,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-2.70%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	$70,000	$67,872
3.40%, 07/26/2029	59,000	54,171
Eli Lilly and Co.
2.75%, 06/01/2025	45,000	42,779
3.38%, 03/15/2029(b)	66,000	61,311
Johnson & Johnson
2.45%, 03/01/2026(b)	118,000	110,559
1.30%, 09/01/2030	120,000	96,517
Merck & Co., Inc.
2.75%, 02/10/2025	119,000	114,194
3.40%, 03/07/2029(b)	75,000	69,654
Pfizer, Inc.
3.00%, 12/15/2026	93,000	87,479
3.45%, 03/15/2029(b)	115,000	107,272
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	30,879
Viatris, Inc., 2.70%, 06/22/2030	50,000	39,667
Zoetis, Inc., 2.00%, 05/15/2030	20,000	16,405

		898,759

Professional Services-0.21%
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,126
2.35%, 09/15/2031	20,000	15,778
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	19,364
4.13%, 03/15/2029	20,000	18,474

		70,742

Road & Rail-1.06%
CSX Corp.
3.25%, 06/01/2027	22,000	20,531
4.25%, 03/15/2029	40,000	37,975
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	50,000	48,095
Norfolk Southern Corp.
2.90%, 06/15/2026	43,000	39,968
3.80%, 08/01/2028	50,000	46,741
Ryder System, Inc., 3.65%, 03/18/2024	51,000	49,952
Union Pacific Corp.
2.75%, 03/01/2026	60,000	56,276
3.95%, 09/10/2028	54,000	51,629

		351,167

Semiconductors & Semiconductor Equipment-2.93%
Analog Devices, Inc., 3.50%, 12/05/2026	30,000	28,485
Applied Materials, Inc.
3.30%, 04/01/2027	45,000	42,564
1.75%, 06/01/2030	50,000	40,757
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	43,000	40,578
Broadcom, Inc., 2.45%, 02/15/2031(c)	70,000	55,505
Intel Corp.
3.70%, 07/29/2025	105,000	101,597
2.45%, 11/15/2029	102,000	85,859
KLA Corp.
4.65%, 11/01/2024	13,000	12,941
4.65%, 07/15/2032	50,000	48,845

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.
3.75%, 03/15/2026	$35,000	$33,736
4.00%, 03/15/2029	33,000	31,321
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	17,909
2.95%, 04/15/2031	20,000	16,104
Micron Technology, Inc.
4.19%, 02/15/2027	51,000	48,306
4.66%, 02/15/2030	50,000	46,038
NVIDIA Corp.
3.20%, 09/16/2026	32,000	30,370
2.85%, 04/01/2030	32,000	28,218
QUALCOMM, Inc.
3.25%, 05/20/2027	68,000	63,996
1.65%, 05/20/2032	45,000	34,472
Texas Instruments, Inc.
1.38%, 03/12/2025(b)	65,000	60,557
2.25%, 09/04/2029	96,000	82,287
Xilinx, Inc., 2.38%, 06/01/2030	30,000	25,298

		975,743

Software-2.24%
Adobe, Inc.
3.25%, 02/01/2025	33,000	31,950
2.30%, 02/01/2030(b)	40,000	34,256
Autodesk, Inc., 3.50%, 06/15/2027	23,000	21,565
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,026
2.20%, 03/15/2031(b)	16,000	12,767
Intuit, Inc.
0.95%, 07/15/2025(b)	30,000	27,234
1.65%, 07/15/2030	30,000	24,228
Microsoft Corp., 3.30%, 02/06/2027(b)	275,000	262,872
Oracle Corp.
2.50%, 04/01/2025	80,000	75,449
2.88%, 03/25/2031	70,000	58,061
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	27,042
1.75%, 02/15/2031	30,000	23,159
salesforce.com, inc.
3.25%, 04/11/2023	33,000	32,930
3.70%, 04/11/2028	32,000	30,507
ServiceNow, Inc., 1.40%, 09/01/2030	25,000	19,059
VMware, Inc.
3.90%, 08/21/2027	33,000	30,832
2.20%, 08/15/2031	25,000	18,972

		744,909

Specialty Retail-2.97%
AutoNation, Inc., 3.85%, 03/01/2032(b)	65,000	54,537
AutoZone, Inc.
3.13%, 07/15/2023	36,000	35,699
4.00%, 04/15/2030(b)	35,000	32,190
Best Buy Co., Inc., 1.95%, 10/01/2030	100,000	78,580
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	81,000	82,025
5.30%, 10/01/2029	45,000	43,516
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	50,000	39,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
3.00%, 04/01/2026	$90,000	$84,979
2.95%, 06/15/2029	103,000	92,020
Leidos, Inc.
3.63%, 05/15/2025	30,000	28,866
2.30%, 02/15/2031	30,000	23,407
Lowe’s Cos., Inc.
2.50%, 04/15/2026	69,000	63,838
2.63%, 04/01/2031	60,000	49,373
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	29,000	27,270
4.70%, 06/15/2032(b)	30,000	28,608
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,443
1.88%, 04/15/2031	40,000	31,340
TJX Cos., Inc. (The)
2.25%, 09/15/2026	90,000	82,218
1.60%, 05/15/2031(b)	40,000	31,530
Tractor Supply Co., 1.75%, 11/01/2030	55,000	42,411

		988,376

Technology Hardware, Storage & Peripherals-1.78%
Apple, Inc.
2.40%, 05/03/2023	201,000	200,060
1.65%, 02/08/2031(b)	210,000	168,461
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	78,000	77,373
HP, Inc.
3.00%, 06/17/2027	55,000	50,046
4.20%, 04/15/2032	60,000	51,637
NetApp, Inc.
1.88%, 06/22/2025	25,000	23,041
2.70%, 06/22/2030(b)	25,000	20,895

		591,513

Textiles, Apparel & Luxury Goods-0.71%
NIKE, Inc.
2.40%, 03/27/2025	45,000	42,942
2.85%, 03/27/2030(b)	50,000	44,488
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	50,000	43,671
Tapestry, Inc., 3.05%, 03/15/2032	55,000	43,742
VF Corp.
2.40%, 04/23/2025	35,000	32,783
2.95%, 04/23/2030	35,000	28,941

		236,567

Tobacco-0.94%
Altria Group, Inc.
4.40%, 02/14/2026(b)	70,000	68,545
4.80%, 02/14/2029	80,000	76,794

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.13%, 11/17/2027(b)	$85,000	$84,655

5.75%, 11/17/2032	80,000	80,993

		310,987
Trading Companies & Distributors-0.17%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	58,089

Water Utilities-0.25%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	30,841
4.45%, 06/01/2032	20,000	19,058
Essential Utilities, Inc., 2.70%, 04/15/2030	40,000	33,599

		83,498

Wireless Telecommunication Services-0.54%
T-Mobile USA, Inc.
3.75%, 04/15/2027	105,000	98,756
3.88%, 04/15/2030	90,000	81,648

		180,404

Total U.S. Dollar Denominated Bonds & Notes (Cost $35,894,336)		32,913,117

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $8,013)	8,013	8,013

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $35,902,349)		32,921,130

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.15%
Invesco Private Government Fund, 4.58%(d)(e)(f)	1,312,190	1,312,190
Invesco Private Prime Fund, 4.83%(d)(e)(f)	3,392,244	3,392,923

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,705,454)		4,705,113

TOTAL INVESTMENTS IN SECURITIES-113.16% (Cost $40,607,803)		37,626,243
OTHER ASSETS LESS LIABILITIES-(13.16)%		(4,375,316)

NET ASSETS-100.00%		$33,250,927

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $90,059, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$422	$908,125	$(900,534)	$-	$-	$8,013	$999

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,441,129	4,795,820	(4,924,759)	-	-	1,312,190	34,827	*

Invesco Private Prime Fund	3,705,760	11,637,341	(11,950,783)	(636)	1,241	3,392,923	94,986	*

Total	$5,147,311	$17,341,286	$(17,776,076)	$(636)	$1,241	$4,713,126	$130,812

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	19.01

Information Technology	12.51

Health Care	10.75

Consumer Staples	9.84

Industrials	9.76

Consumer Discretionary	9.29

Utilities	6.87

Energy	5.84

Real Estate	5.52

Communication Services	5.12

Materials	4.47

Money Market Funds Plus Other Assets Less Liabilities	1.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.24%
Alabama-0.90%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,248,770
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,230,353
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,094,995
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	5,000	5,133,188
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,363,904

				19,071,210

Arizona-1.87%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	65,755
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,545,507
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	897,864
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,718,921
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	1,000	948,064
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,458,520
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,465,585
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	931,191
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	4,474,943
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,341,241
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	979,305
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,032,932
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,220,681
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,202,905
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	1,000	1,088,844
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,426,902
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,769,643

				39,568,803

Arkansas-0.35%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,356,073
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,091,373

				7,447,446

California-15.67%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,695,528
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,440,225
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,056,836
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,109,309
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,131,462
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,005,630
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,290,218
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,067,842
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,931,300
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	1,250	1,387,058
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,077,285
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,500	1,670,127
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,025	1,147,516
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	5,818,008
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,629,567
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,000	954,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	$5,000	$3,400,811
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	2,869,627
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,309,448
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	3,969,604
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,606,466
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,010,034
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,057,202
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,766,975
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,759,069
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,560,756
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,003,650
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,311,125
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,107,719
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,809,769
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,533,953
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	457,989
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,671,948
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,435,338
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,431,405
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,451,103
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,074,126
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	2,619,438
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,009,869
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	9,846,666
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,706,734
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	2,861,058
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	933,882
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,030,330
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,544,281
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,593,099
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,729,968
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,365,839
Los Angeles (City of), CA Department of Airports, Series 2022 B, RB	4.00%	05/15/2048	5,000	4,742,846
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,539,811
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,113,249
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,108,903
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,350,593
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,189,028
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,287,217
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,012,661
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	11,765,718
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,838,692
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,010,236
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,004,245
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	997,098
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	975,349
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,668,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	$5,000	$4,790,524
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,481,783
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,830,736
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,083,081
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,925,195
Mountain View Whisman School District (Santa Clara County) CA, Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,806,007
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	2,891,687
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,688,285
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,406,493
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,825,552
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,264,855
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,121,833
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,102,429
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,094,117
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,402,535
Regents of the University of California Medical Center (University of California Medical Center), Series 2022 P, RB	4.00%	05/15/2043	1,000	950,157
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,476,491
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,306,173
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,580,478
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,904,034
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	4,813,899
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,395,417
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	13,662,457
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,024,676
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,473,584
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	968,996
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,123,551
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,598,394
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,346,179
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,543,878
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,000	1,117,921
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,000	1,114,058
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,832,419
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,048,074
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,014,748
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,917,812
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,500	4,907,047
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,244,988
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,000	2,239,229
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,000	2,234,737
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,597,014

				331,006,698

Colorado-4.06%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,086,914
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	1,000	948,087
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	7,500	6,973,248
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	20,000	18,198,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	$15,000	$10,964,424
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,580,633
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,000	1,030,190
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	2,291,378
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	1,565	1,530,136
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,032,976
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	771,834
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	917,359
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,233,075
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,187,845
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,928,077
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,107,666
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	1,000	1,092,956
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,733,887
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,199,289
Public Authority for Colorado Energy, Series 2008, RB	6.50%	11/15/2038	1,355	1,615,130
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	656,768
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	645,607
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	957,241
Weld County School District No. Re-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,812,026
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,586,791
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,801,067

				85,883,316

Connecticut-1.16%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,316,265
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,229,759
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	849,761
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	859,623
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	848,735
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,008,386
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,002,824
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	994,485
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,093,247
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,210,784
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,203,513
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	994,923
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	274,333
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2038	1,000	1,122,875
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2039	500	556,898
Connecticut (State of), Series 2022 A, RB	5.25%	07/01/2040	1,000	1,129,764
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2041	1,000	1,104,775
Connecticut (State of), Series 2022 A, RB	5.25%	07/01/2042	1,000	1,120,679
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,535,811

				24,457,440

District of Columbia-0.95%
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,154,390
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	3,800	4,017,886
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	707,311
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,074,737
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,078,219
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,000	1,113,816
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,000	1,108,630
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,010	1,114,523
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	1,000	1,139,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	$1,500	$1,564,351
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	2,500	2,668,322
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	202,946
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	125,723
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	209,827
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	109,300
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	158,129
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	192,191
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,125	1,060,617
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,125	1,207,293

				20,007,473

Florida-3.30%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	500	486,905
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	897,961
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2038	500	501,463
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	495,709
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,103,888
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,039,688
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,544,621
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,318,209
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,291,947
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,829,920
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,059,724
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,044,012
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,419,189
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	1,925,443
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	1,351,953
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,721,099
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	3,961,401
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	3,910,996
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	147,895
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	143,248
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	193,708
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	191,817
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	197,224
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	166,133
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	200	185,736
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	230,330
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	273,052
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,044,348
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,087,782
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,258,739
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,501,721
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	749,946
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,067,177
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,143,148
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,771,349
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,660,209
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,093,563
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,295,946
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,282,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	$1,400	$1,554,878
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,619,101

				69,763,426

Georgia-2.36%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,230,602
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	1,000	1,137,035
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,131,420
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,125,092
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,119,659
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,114,273
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,307,368
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	876,715
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RB	4.00%	04/01/2052	1,000	884,689
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,000	1,109,381
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	895,261
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,121,479
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,294,888
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	1,443,416
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,532,269
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	1,000	1,018,380
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,021,695
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,358,536
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,604,517
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,855,991
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,064,358
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,156,900
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	958,258
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,000	936,910
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,008,415
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,500	1,488,710

				49,796,217

Hawaii-0.41%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,127,587
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,596,746
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,878,874

				8,603,207

Idaho-0.09%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,765	1,910,356

Illinois-4.36%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,569,663
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,330,500
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,949,336
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,536,553
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2039	250	265,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	$200	$211,738
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	234,592
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	259,362
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,264,649
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,375	5,934,513
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,065,527
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(b)	7.00%	12/01/2042	5,000	5,417,858
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,023,199
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,026,005
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	1,115	1,140,387
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	3,617,593
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,594,630
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,010,505
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,000	2,127,862
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,574,590
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,341,888
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,152,047
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,283,821
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,277,768
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	729,041
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,254,000
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	966,116
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	2,716,324
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	4,030,252
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,187,097
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,222,267
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,151,272
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,001,424
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,213,163
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,272,742
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,653,091
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,065,771
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,408,617
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	944,370
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	468,993
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	1,868,723
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	6,000	5,579,089
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,068,541

				92,011,080

Indiana-0.86%
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,626,886
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,042,897
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,298,476
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,828,052
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,288,353

				18,084,664

Kansas-0.33%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,500	1,620,744
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,331,195
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	09/01/2052	1,500	1,387,197
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,018,438
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,524,101

				6,881,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.12%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	$1,000	$1,013,929
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	463,566
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,062,381

				2,539,876

Louisiana-1.03%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2042	2,000	2,062,784
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,055,115
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,869,006
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,553,173
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,362,118
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,500	4,638,109
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,063,771
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,044,049
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,089,654

				21,737,779

Maine-0.40%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	1,854,937
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2023	550	553,022
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2024	350	357,630
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2029	500	483,588
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	425	475,456
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	318,689
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,030,604
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	287,083

				8,361,009

Maryland-0.75%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	967,945
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	470,958
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,836,009
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	639,078
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,000	917,094
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	1,000	922,164
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,083,185
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,073,072

				15,909,505

Massachusetts-5.17%
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,046,265
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,813,383
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,420,461
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,275,057
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,481,038
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,808,071
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,275,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	$2,500	$2,705,016
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,741,621
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,078,902
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	1,000	1,093,188
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	980,587
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,320	18,844,971
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,360,417
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,076,814
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,859,805
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,047,274
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,563,809
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	878,572
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,659,182
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,745,755
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,040,643
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,500	1,657,241
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,011,717
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,648,261
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,372,491
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,198,601
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,310,129
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,314,783

				109,309,722

Michigan-0.94%
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,051,322
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,023,500
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,086,030
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	941,538
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	1,755,305
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	995,858
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,063,916
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,329,173
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,375,726
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,654,812
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	512,524

				19,789,704

Minnesota-0.18%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,025,145
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,006,199
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	877,813

				3,909,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.82%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	$1,000	$1,022,559
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,214,541
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	5.00%	05/01/2046	1,000	1,040,509
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	787,937
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,805,089
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,393,548
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	4,619,127
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,475,874

				17,359,184

Montana-0.11%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,288,180

Nebraska-0.36%
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	1,000	944,831
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,064,630
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	1,000	1,079,968
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,771,038
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,363,723
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	455,533
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	904,913

				7,584,636

Nevada-0.10%
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,085,149
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	948,541

				2,033,690

New Hampshire-0.19%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	906,133
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,643,636
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	2,200	1,563,563

				4,113,332

New Jersey-3.18%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,291,991
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,586,232
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	1,000	911,414
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	1,000	906,278
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,029,072
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	707,599
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,435,254
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	570,336
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	810,772
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,037,991
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	1,000	939,674
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,024,475
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	975,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	$1,000	$1,056,641
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	966,925
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,049,636
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	958,274
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,044,805
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	916,944
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,034,610
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	709,984
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	906,278
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,030,711
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2038	1,500	1,462,928
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	966,925
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	958,274
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,176,340
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	937,798
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	375	392,744
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	500	533,725
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	520,760
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2046	750	683,560
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	200	212,018
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	300	310,614
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,052,211
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	4,863,118
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,105,369
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,618,459
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,501,658
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,769,923
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,813,806
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,806,810
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,603,665

				67,191,887

New York-21.04%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,244,144
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,062,994
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,637,177
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	990,787
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,563,328
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,210,942
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,369,486
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,033,823
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	6,690	6,648,882
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,000	927,414
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	923,795
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,544,116
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,457,779
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,628,283
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	982,746
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,146,554
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,413,948
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	1,826,519
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	1,981,539
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,279,745
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	1,500	1,522,208
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,553,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	$2,000	$1,944,849
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,909,404
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,515,687
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,137,109
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	7,044,393
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	985,306
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	6,827,145
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,570,194
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	567,475
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	563,513
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	560,427
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	500	557,370
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	278,159
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,476,187
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,129,963
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	2.00%	01/01/2038	1,500	1,030,912
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2039	1,250	1,030,885
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,414,669
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	3,692,431
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,673,486
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	501,337
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,361,638
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	737,519
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,892,830
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,061,705
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	979,014
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,203,708
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,715,895
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,884,598
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,000	1,079,642
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,555,452
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,374,292
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,538,913
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,400,733
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,054,776
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	4,915,543
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	2,989,286
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,351,143
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	4,982,143
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	996,568
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	990,243
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	982,425
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	977,774
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,459,367
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	970,049
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	954,585
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,894,279
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,175,655
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	843,929
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,160	1,289,276
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	1,000	1,114,752
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,000	1,083,431
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,500	1,422,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	$3,000	$2,989,703
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	2,970,728
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	2,947,275
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	2,933,321
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,918,734
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,159,449
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,854,466
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,218,930
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,530,450
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,502,943
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,808,116
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,000	1,137,667
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	1,000	1,130,536
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,124,299
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,117,262
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,114,282
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,132,240
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,079,965
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,000	1,101,243
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	2,994,178
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,604,070
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,000	981,214
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,076,467
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,000	3,699,123
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	523,201
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	5,408,909
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,923,340
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	770,603
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,820,076
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,292,318
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,012,532
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,522,604
New York (State of) Dormitory Authority (New School (The)), Series 2015, Ref. RB	5.00%	07/01/2045	1,000	1,012,037
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,014,758
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,680,507
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,664,700
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,328,816
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,481,034
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,619,152
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	915,277
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,896,732
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,509,337
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,935,662
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,721,463
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,398,427
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,102,899
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	931,408
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	4,825,644
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,492,088
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,104,887
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,082,431
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,000	1,078,853
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,752,135
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,044,699
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,049,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	$2,000	$1,576,441
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	2,000	1,868,513
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	709,494
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,354,681
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,475,154
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,500,227
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	692,639
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,940,185
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,273,531
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,820,790
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,452,905
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,000,904
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,000,435
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,080,894
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,479,649
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	1,000	970,281
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	834,338
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,000	1,070,495
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,096,299
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	955,100
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	970,281
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	944,678
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,057,414
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,056,399
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,330,529
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,192,250
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	905,542
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,152,204
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	537,947
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,135,009
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,083,038
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,590,730
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,203,352
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,462,455
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,232,752
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,221,834
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,351,552
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	847,754
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,592,500
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,385,401
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,591,128
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,213,739
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,295,673
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,089,670
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,085,874
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,078,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	$1,000	$1,078,105
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,036,001

				444,511,179

North Carolina-0.68%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,228,906
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,074,875
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,842,762
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	750	583,512
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	698,109
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,246,477
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	758,801
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	252,807
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	241,046
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	232,401
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	765,119
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,325	1,363,381

				14,288,196

North Dakota-0.20%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	985,750
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	357,099
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	2,961,422

				4,304,271

Ohio-2.38%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,039,298
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,029,322
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	922,591
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,212,051
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,974,345
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,250,550
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	550,403
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	896,758
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	2,721,181
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,030,096
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,098,289
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	1,987,007
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	539,992
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,070,281
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,086,692
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,079,377
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	7,600	7,756,637

				50,244,870

Oklahoma-0.72%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,558,337
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB.	5.00%	01/01/2047	1,660	1,728,056
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,157,548
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,092,425
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,500	2,704,255

				15,240,621

Oregon-1.51%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,586,074
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,453,664
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,247,604
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,615,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	$2,500	$2,568,007
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,681,187
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,689,241
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,115,059

				31,956,831

Pennsylvania-3.77%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,673,554
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,594,034
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,286,908
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	560,570
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	2,099,894
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,446,209
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,039,391
Geisinger Authority, Series 2020, Ref. RB.	5.00%	04/01/2050	2,500	2,537,632
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,789,541
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,077,774
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,073,945
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,049,864
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,531,213
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	905,836
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	261,450
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	8,741,565
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	9,443,037
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,317,361
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,101,233
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,483,289
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,045,495
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,398,580
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,112,314
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,220,579
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,273,845
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	95,195
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	93,700
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	92,996
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	92,458
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	90,791
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,058,975
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	909,308
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	545,896
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	542,689
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,586,139
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,521,916
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,983,242

				79,678,418

Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,097,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-1.15%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	$1,000	$1,098,639
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,030,010
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	4,634,793
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,516,369
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	1,300	1,327,392
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	464,218
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	842,682
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	455,665
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	513,411
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,262,183
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,056,428
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	8,000	7,110,802
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,075,953

				24,388,545

Tennessee-0.82%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,676,297
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,535,406
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	821,761
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,082,092
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,783,115
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	3,000	3,071,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,099,602
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,014,006
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,155,346

				17,238,950

Texas-10.99%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,041,829
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,036,210
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,391,945
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	534,623
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	774,634
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,211,678
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,500	1,589,826
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,053,835
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	907,079
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,060,133
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	903,275
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	8,110,756
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,442,343
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,886,501
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,051,968
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,588,264
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,665	1,785,496
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,794,805
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,316,886
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	956,961
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	939,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	$1,000	$565,418
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	10,439,580
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,969,618
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,000	961,408
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	956,237
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	687,017
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	926,509
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,640,309
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,379,258
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,751,967
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,808,862
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,787,071
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,893,530
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,233,512
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,234,333
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	948,428
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	953,466
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,001,526
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,405,129
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,001,133
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	509,088
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,068,672
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,306,480
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,299,636
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,000	928,582
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,284,022
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	3,813,863
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,703,560
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/02/2046	1,000	667,500
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/03/2051	1,000	667,500
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,254,592
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,860,106
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,180,215
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,059,091
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,428,728
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,657,643
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,036,303
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,101,556
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,374,225
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,184,448
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,192,207
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,586,888
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	526,967
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,636,210
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,184,702
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,331,271
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	626,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	$750	$606,407
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,083,176
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,133,159
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	3,849,204
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,080,699
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,407,013
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	772,343
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,340,278
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	314,917
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	253,811
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	384,453
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,063,787
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,059,117
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,055,856
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,516,320
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,009,544
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,034,491
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,187,539
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,201,077
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,000	1,061,911
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,000	2,253,589
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,477,135
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	6,000	5,566,601
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,606,636
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	2,500	2,397,115

				232,109,549

Utah-0.57%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,091,001
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,089,149
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,086,391
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	875	948,178
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,066,725
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	500	513,718
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,106,550
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,000	1,089,167
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,107,781

				12,098,660

Virginia-0.66%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,415,361
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	2,906,323
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,072,870
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,015,684
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,090,818
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,249,482
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,000	1,111,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	$1,000	$1,103,594
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,062,758

				14,028,012

Washington-2.45%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,687,220
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,370,248
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,172,017
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,000	2,198,678
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,000	1,101,810
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,000	1,097,135
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	982,173
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,031,075
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,068,505
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,241,404
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	5,270,587
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,081,543
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,000	1,082,118
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,080,176
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,000	1,086,868
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,000	1,077,937
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,113,594
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,084,895
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,000	1,114,828
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,000	1,098,437
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,000	1,096,376
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,000	1,103,880
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,000	1,089,142
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,039,511
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	5,356,257
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	884,609
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,078,889

				51,689,912

Wisconsin-1.18%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	893,254
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	338,058
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	2,907,260
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,228,326
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,201,781
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,512,630
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	903,176
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,135,935
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	905,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	$5,000	$3,713,398
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	2,605,745
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	2,537,380

				24,882,089

TOTAL INVESTMENTS IN SECURITIES(e)-98.24% (Cost $2,288,044,212)				2,075,378,271
OTHER ASSETS LESS LIABILITIES-1.76%				37,194,386

NET ASSETS-100.00%				$2,112,572,657

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $1,335,000, which represented less than 1% of the Fund’s Net Assets.

(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.72%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health, Hospital, Nursing Home Revenue	17.61

Ad Valorem Property Tax	17.19

College & University Revenue	9.01

Water Revenue	8.16

Highway Tolls Revenue	6.72

Income Tax Revenue	6.50

Sales Tax Revenue	5.29

Miscellaneous Revenue	4.53

Lease Revenue	4.38

Electric Power Revenue	3.70

Port, Airport & Marina Revenue	3.41

Revenue Types Each Less Than 3%	11.74

Other Assets Less Liabilities	1.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.25%
New York-98.25%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	$1,000	$977,163
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,685,439
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	1,980,303
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	748,048
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	990,787
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	486,948
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	468,985
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,016,868
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,064,768
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	998,790
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	825,653
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	463,905
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,024,426
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	456,630
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,228,554
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,023,115
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	486,212
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	722,774
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,053,054
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,065,363
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,157,386
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,069,953
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	518,753
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,064,621
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	140,548
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,469,394
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	949,717
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	737,519
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	946,415
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,058,294
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,135,805
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	943,179
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,064,738
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,024,712
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,046,332
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,564,637
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	940,005
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	763,297
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	1,000	1,002,102
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	199,114
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,051,490
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,813,636
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	486,993
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,393,504
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,059,045
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	744,207
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	343,841
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,065,129
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	455,019
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	845,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	$2,000	$1,862,355
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	507,379
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	592,068
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	531,818
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,633,770
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,665,146
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,329,320
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,018,861
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,465,934
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	1,500	1,515,625
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,160,276
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,927,129
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,032,798
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	1,000	934,257
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,048,694
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,080,894
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,919,954
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	466,106
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	898,725
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	538,356
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,510,689
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,060,486
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	929,247
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,091,042
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,667,659

TOTAL INVESTMENTS IN SECURITIES(b)-98.25% (Cost $96,841,294)				87,210,803
OTHER ASSETS LESS LIABILITIES-1.75%				1,553,394

NET ASSETS-100.00%				$88,764,197

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	9.75%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Electric Power Revenue	14.37

Income Tax Revenue	13.08

Water Revenue	10.48

Miscellaneous Revenue	10.21

Highway Tolls Revenue	8.70

College & University Revenue	7.63

Health, Hospital, Nursing Home Revenue	6.87

Ad Valorem Property Tax	6.78

Lease Revenue	4.73

Hotel Occupancy Tax	4.46

Transit Revenue	3.73

Port, Airport & Marina Revenue	3.70

Revenue Types Each Less Than 3%	3.51

Other Assets Less Liabilities	1.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Preferred ETF (PGX)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.58%
Automobiles-1.83%
Ford Motor Co.
Pfd., 6.00%(b)	1,388,684	$33,231,208
Pfd., 6.20%	1,300,366	31,468,857
Pfd., 6.50%(b)	1,049,298	25,707,801

		90,407,866

Banks-35.59%
Associated Banc-Corp.
Series F, Pfd., 5.63%	114,797	2,635,739
Series E, Pfd., 5.88%(b)	172,836	4,282,876
Pfd., 6.63%(c)	580,000	14,769,700
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,823,254	33,529,641
Series QQ, Pfd., 4.25%(b)	2,319,516	43,166,193
Series NN, Pfd., 4.38%(b)	2,142,473	41,521,127
Series SS, Pfd., 4.75%	1,179,448	24,367,396
Series LL, Pfd., 5.00%(b)	2,424,090	52,942,126
Series KK, Pfd., 5.38%(b)	2,733,675	63,503,270
Series HH, Pfd., 5.88%(b)	1,663,961	41,565,746
Series GG, Pfd., 6.00%(b)	2,431,936	61,163,190
Series K, Pfd., 6.45%(b)(c)	451,779	11,511,329
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	329,741	6,314,540
Bank OZK, Series A, Pfd., 4.63%(b)	570,058	10,386,457
Cadence Bank, Series A, Pfd., 5.50%(b)	333,555	7,181,439
Citigroup, Inc., Series K, Pfd., 6.88%(c)	749,875	18,859,356
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	787,108	16,568,623
Series D, Pfd., 6.35%(b)(c)	508,968	12,927,787
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	245,694	4,901,595
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	424,685	9,640,350
Series A, Pfd., 6.00%(b)	274,105	6,729,278
Series I, Pfd., 6.63%(b)(c)	254,736	6,406,610
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	653,578	14,378,716
Series C, Pfd., 5.63%	337,000	7,488,140
First Horizon Corp.
Series F, Pfd., 4.70%(b)	249,626	5,546,690
Series D, Pfd., 6.10%(b)(c)	165,189	4,098,339
Pfd., 6.50%(b)	240,541	6,116,958
First Republic Bank
Series M, Pfd., 4.00%	1,301,973	22,237,699
Series K, Pfd., 4.13%(b)	870,178	15,280,326
Series L, Pfd., 4.25%(b)	1,310,127	23,189,248
Series N, Pfd., 4.50%(b)	1,308,760	24,290,586
Series J, Pfd., 4.70%(b)	656,247	12,980,566
Series H, Pfd., 5.13%(b)	344,349	7,289,868
Series I, Pfd., 5.50%(b)	530,318	12,287,468
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	352,938	7,394,051
Hancock Whitney Corp., Pfd., 6.25%(b)	304,958	7,678,842
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	891,204	17,467,598
Series C, Pfd., 5.70%(b)	333,635	7,743,668

	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	3,529,389	$66,705,452
Series JJ, Pfd., 4.55%(b)	2,762,890	55,865,636
Series LL, Pfd., 4.63%(b)	3,332,152	68,442,402
Series GG, Pfd., 4.75%(b)	1,588,733	33,506,379
Series DD, Pfd., 5.75%(b)	2,897,869	71,983,066
Series EE, Pfd., 6.00%(b)	3,116,026	78,866,618
KeyCorp
Series G, Pfd., 5.63%(b)	777,455	18,363,487
Series F, Pfd., 5.65%(b)	746,712	17,413,324
Series E, Pfd., 6.13%(b)(c)	886,297	22,246,055
Pfd., 6.20%(b)(c)	1,034,048	25,696,093
M&T Bank Corp., Series H, Pfd., 5.63%(b)(c)	463,397	11,723,944
Old National Bancorp
Series A, Pfd., 7.00%	199,827	5,043,634
Series C, Pfd., 7.00%	127,569	3,232,599
PacWest Bancorp, Series A, Pfd., 7.75%(b)(c)	872,790	22,186,322
Popular Capital Trust II, Pfd., 6.13%	18,292	452,178
Regions Financial Corp.
Series E, Pfd., 4.45%	684,468	13,176,009
Series C, Pfd., 5.70%(b)(c)	871,122	21,429,601
Series B, Pfd., 6.38%(b)(c)	886,217	22,687,155
Signature Bank, Series A, Pfd., 5.00%(b)	1,245,757	22,448,541
SVB Financial Group, Series A, Pfd., 5.25%(b)	654,197	13,299,825
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	603,169	14,837,957
Series D, Pfd., 6.30%(b)(c)	255,274	6,369,086
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	492,828	10,743,650
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,623,363	33,814,651
Series O, Pfd., 5.25%(b)	992,918	23,134,989
U.S. Bancorp
Series L, Pfd., 3.75%(b)	849,391	14,550,068
Series M, Pfd., 4.00%(b)	1,293,800	23,611,850
Series O, Pfd., 4.50%(b)	675,614	13,755,501
Series K, Pfd., 5.50%(b)	1,120,278	27,424,406
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	173,504	4,384,446
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	470,314	9,241,670
Webster Financial Corp., Series F, Pfd., 5.25%(b)	274,855	5,909,383
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,205,083	40,353,019
Series CC, Pfd., 4.38%(b)	1,844,765	33,796,095
Series AA, Pfd., 4.70%(b)	2,045,585	40,318,480
Series Z, Pfd., 4.75%(b)	3,558,953	71,392,597
Series Y, Pfd., 5.63%(b)	1,193,302	28,531,851
Series R, Pfd., 6.63%(b)(c)	1,480,123	37,387,907
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	516,817	10,956,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Preferred ETF (PGX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Banks-(continued)
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	208,438	$5,325,591
Series E, Pfd., 6.88%(c)	489,212	12,558,072

		1,753,509,240

Capital Markets-9.70%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	345,545	5,950,285
Pfd., 4.75%	489,126	9,660,238
Pfd., 5.88%(b)	505,927	11,772,921
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	469,532	11,639,698
Series B, Pfd., 6.38%(b)	517,244	12,532,822
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	418,421	7,004,368
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	675,469	11,705,878
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,079,806	22,427,571
Series D, Pfd., 5.95%(b)	1,265,512	31,625,145
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(b)(c)	1,191,857	30,177,819
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,333,152	43,956,584
Series L, Pfd., 4.88%(b)	975,387	21,448,760
Series K, Pfd., 5.85%(c)	1,663,636	41,674,082
Series I, Pfd., 6.38%(b)(c)	1,833,173	46,507,599
Series P, Pfd., 6.50%(b)	1,661,705	42,473,180
Northern Trust Corp., Series E, Pfd., 4.70%(b)	700,991	15,001,207
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	421,087	10,072,401
Series A, Pfd., 6.63%	337,863	8,078,304
Prospect Capital Corp., Series A, Pfd., 5.35%(b)	289,430	4,920,310
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	869,938	21,922,438
Series D, Pfd., 5.90%(b)(c)	1,295,535	32,414,286
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	550,716	10,386,504
Pfd., 5.20%(b)	411,242	9,150,135
Series C, Pfd., 6.13%(b)	384,197	9,670,238
Series B, Pfd., 6.25%(b)	219,348	5,516,602

		477,689,375

Chemicals-0.15%
EIDP, Inc., Series B, Pfd., 4.50%(b)	79,964	7,535,807

Commercial Services & Supplies-0.29%
Pitney Bowes, Inc., Pfd., 6.70%(b)	772,567	14,454,728

Consumer Finance-3.52%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	741,886	13,339,110
Series L, Pfd., 4.38%	1,228,144	22,364,502
Series K, Pfd., 4.63%	205,767	3,975,419
Series J, Pfd., 4.80%	2,208,703	43,533,536
Series I, Pfd., 5.00%(b)	2,611,439	54,709,647
Navient Corp., Pfd., 6.00%	579,836	11,347,391
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,275,244	24,000,092

		173,269,697

	Shares	Value
Diversified Financial Services-2.28%
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)	601,559	$10,202,441
Pfd., 4.88% (Canada)(b)	433,576	7,713,317
Carlyle Finance LLC, Pfd., 4.63%(b)	845,899	15,564,542
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	548,005	10,439,495
Series A, Pfd., 5.25%(b)	1,337,155	29,484,268
KKR Group Finance Co. IX LLC, Pfd., 4.63%	872,315	16,399,522
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	420,539	9,903,693
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	517,019	12,434,307

		112,141,585

Diversified Telecommunication Services-5.06%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,063,997	61,126,740
Series A, Pfd., 5.00%	2,098,009	44,372,891
Pfd., 5.35%(b)	2,311,340	54,293,377
Pfd., 5.63%(b)	1,441,742	35,812,871
Qwest Corp.
Pfd., 6.50%(b)	1,749,523	32,961,013
Pfd., 6.75%(b)	1,061,183	20,661,233

		249,228,125

Electric Utilities-6.37%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	441,113	8,469,370
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)(b)	395,474	7,553,553
Duke Energy Corp.
Pfd., 5.63%(b)	896,437	22,545,390
Series A, Pfd., 5.75%(b)	1,672,307	42,025,075
Entergy Arkansas LLC, Pfd., 4.88%(b)	526,700	11,771,745
Entergy Louisiana LLC, Pfd., 4.88%(b)	480,494	10,743,846
Entergy Mississippi LLC, Pfd., 4.90%(b)	476,223	10,872,171
Entergy New Orleans LLC, Pfd., 5.50%(b)	477,794	11,490,946
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	478,355	11,050,000
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,177,029	29,649,360
Pacific Gas and Electric Co., Series A, Pfd., 6.00%	176,328	3,914,482
SCE Trust II, Pfd., 5.10%	282,101	5,873,343
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	460,988	10,750,240
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	657,572	13,236,924
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	582,453	13,396,419
SCE Trust VI, Pfd., 5.00%(b)	905,836	18,243,537
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,329,944	25,894,010
Series 2020, Pfd., 4.95%(b)	1,731,446	37,849,410
Pfd., 5.25%(b)	772,747	18,507,291

		313,837,112

Equity REITs-6.45%
Agree Realty Corp., Series A, Pfd., 4.25%	310,588	5,481,878
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	214,757	5,076,855
Series H, Pfd., 6.25%(b)	193,578	4,814,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Preferred ETF (PGX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Equity REITs-(continued)
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	573,422	$12,815,982
Series J, Pfd., 5.25%(b)	437,759	9,849,578
Series K, Pfd., 5.85%(b)	323,076	7,902,439
Diversified Healthcare Trust
Pfd., 5.63%(b)	79,821	991,377
Pfd., 6.25%(b)	30,424	407,682
EPR Properties, Series G, Pfd., 5.75%(b)	356,743	6,974,326
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	315,038	6,899,332
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	146,865	3,250,122
Series A, Pfd., 7.25%(b)	309,152	7,023,933
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	711,486	10,060,412
iStar, Inc.
Series I, Pfd., 7.50%	24,940	621,006
Series D, Pfd., 8.00%(b)	81,815	2,056,011
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	379,087	8,290,633
Series M, Pfd., 5.25%(b)	430,118	9,406,681
Office Properties Income Trust, Pfd., 6.38%(b)	270,428	5,362,587
Public Storage
Series N, Pfd., 3.88%(b)	511,390	8,969,781
Series O, Pfd., 3.90%(b)	336,646	5,924,970
Series Q, Pfd., 3.95%	260,296	4,596,827
Series P, Pfd., 4.00%(b)	1,108,284	20,370,260
Series R, Pfd., 4.00%(b)	704,548	12,717,091
Series S, Pfd., 4.10%(b)	780,000	14,297,400
Series M, Pfd., 4.13%(b)	404,126	7,448,042
Series L, Pfd., 4.63%(b)	968,199	19,848,079
Series J, Pfd., 4.70%(b)	134,300	2,847,160
Series K, Pfd., 4.75%(b)	305,426	6,475,031
Series I, Pfd., 4.88%(b)	336,862	7,350,329
Series G, Pfd., 5.05%(b)	826,598	19,168,808
Series F, Pfd., 5.15%(b)	503,723	11,756,895
Series H, Pfd., 5.60%(b)	443,402	11,005,238
SITE Centers Corp., Series A, Pfd., 6.38%(b)	301,115	7,416,462
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	379,645	8,629,331
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	318,662	7,603,275
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	648,745	9,556,014
Series M, Pfd., 5.25%	569,130	9,214,215
Series N, Pfd., 5.25%(b)	464,397	7,551,095
Series L, Pfd., 5.40%(b)	452,958	7,741,052

		317,772,474

Gas Utilities-0.32%
South Jersey Industries, Inc., Pfd., 5.63%(b)	331,423	5,516,536
Spire, Inc., Series A, Pfd., 5.90%(b)	419,787	10,381,332

		15,897,868

Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	331,675	6,782,754

	Shares	Value
Insurance-16.92%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,599,546	$33,238,566
Allstate Corp. (The)
Series I, Pfd., 4.75%	503,333	11,063,259
Series H, Pfd., 5.10%(b)	1,989,871	45,229,768
Series G, Pfd., 5.63%(b)	1,013,772	25,496,366
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	723,577	16,157,474
Series B, Pfd., 6.63%(c)	502,656	12,229,620
American Financial Group, Inc.
Pfd., 4.50%(b)	352,548	6,821,804
Pfd., 5.13%(b)	357,270	7,699,169
Pfd., 5.63%(b)	243,570	5,736,074
Pfd., 5.88%(b)	175,937	4,368,516
American International Group, Inc., Series A, Pfd., 5.85%(b)	828,498	19,511,128
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	860,426	16,563,200
Series F, Pfd., 5.45%(b)	546,914	12,425,886
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	235,519	5,701,915
Argo Group U.S., Inc., Pfd., 6.50%	227,587	5,091,121
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	434,140	9,507,666
Pfd., 5.63% (Bermuda)(b)	422,745	8,890,327
Assurant, Inc., Pfd., 5.25%(b)	392,452	8,594,699
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	981,410	18,568,277
Series B, Pfd., 5.63%(b)	591,268	12,617,659
Series A, Pfd., 6.35%(b)(c)	1,505,620	37,233,983
Series C, Pfd., 6.38%(b)(c)	1,025,089	25,842,494
Series E, Pfd., 7.75%(b)(c)	957,842	24,932,627
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	961,189	21,030,815
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	663,859	12,035,764
Series C, Pfd., 5.38%(b)	1,019,646	20,902,743
Pfd., 6.25%(b)	691,882	17,082,567
Series A, Pfd., 6.60%(b)	731,070	18,569,178
Series B, Pfd., 6.75%(b)	672,243	17,041,360
CNO Financial Group, Inc., Pfd., 5.13%(b)	282,666	5,073,855
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	711,748	16,768,783
Series E, Pfd., 7.00%(b)	168,862	4,096,592
Globe Life, Inc., Pfd., 4.25%(b)	551,177	10,781,022
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	577,944	14,621,983
Kemper Corp., Pfd., 5.88%(b)(c)	122,978	2,550,564
Lincoln National Corp., Series D, Pfd., 9.00%(b)	908,000	25,187,920
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,693,906	36,774,699
Series E, Pfd., 5.63%(b)	1,429,932	35,476,613
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	300,410	6,422,766
Prudential Financial, Inc.
Pfd., 4.13%(b)	820,758	16,070,442
Pfd., 5.63%(b)	995,792	24,845,010
Pfd., 5.95%	555,510	13,998,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Preferred ETF (PGX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Insurance-(continued)
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	713,201	$18,379,190
Pfd., 7.13%(b)(c)	1,250,289	32,920,109
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	857,666	14,794,738
Series F, Pfd., 5.75% (Bermuda)(b)	433,920	10,066,944
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	349,047	6,349,165
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	321,135	7,896,710
Unum Group, Pfd., 6.25%(b)	537,555	12,971,202
W.R. Berkley Corp.
Pfd., 4.13%	518,379	9,849,201
Pfd., 4.25%	451,000	8,771,950
Pfd., 5.10%	502,474	11,215,220
Pfd., 5.70%(b)	308,203	7,427,692

		833,495,247

Internet & Direct Marketing Retail-0.96%
Qurate Retail, Inc., Pfd., 8.00%(b)	571,768	28,737,060
QVC, Inc.
Pfd., 6.25%	895,129	12,701,880
Pfd., 6.38%(b)	395,105	5,792,239

		47,231,179

Leisure Products-0.48%
Brunswick Corp.
Pfd., 6.38%(b)	396,716	10,151,963
Pfd., 6.50%(b)	314,368	8,091,832
Pfd., 6.63%(b)	207,322	5,324,029

		23,567,824

Multi-Utilities-3.79%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	585,355	13,556,822
Pfd., 6.88% (Canada)(b)(c)	478,622	11,664,018
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	397,192	7,467,210
Series 13, Pfd., 5.13% (Canada)	350,946	6,660,955
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	382,073	7,396,933
Pfd., 5.63%(b)	354,955	8,295,298
Pfd., 5.88%(b)	462,278	11,353,548
Pfd., 5.88%(b)	1,097,702	26,827,837
DTE Energy Co.
Pfd., 4.38%(b)	489,370	9,904,849
Series G, Pfd., 4.38%(b)	339,855	6,868,469
Series E, Investment Units, 5.25%(b)	714,117	17,095,961
Integrys Holding, Inc., Pfd., 6.00%(c)	261,761	6,400,056
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	848,820	21,313,870
Sempra Energy, Pfd., 5.75%(b)	1,315,023	31,718,355

		186,524,181

Oil, Gas & Consumable Fuels-0.80%
Energy Transfer L.P., Series E, Pfd., 7.60%(c)	1,424,166	34,649,959

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Energy L.P.
Series C, Pfd., 9.00% (3 mo. USD LIBOR + 6.88%)(c)	115,525	$2,930,869
Series B, Pfd., 9.13% (3 mo. USD LIBOR + 5.64%)(d)	79,437	1,931,113

		39,511,941

Real Estate Management & Development-0.90%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	466,051	8,169,874
Series A-2, Pfd., 6.38%	526,595	9,710,412
Series A-1, Pfd., 6.50%	300,578	5,719,999
Brookfield Property Preferred L.P., Pfd., 6.25%	1,132,164	20,922,391

		44,522,676

Textiles, Apparel & Luxury Goods-0.07%
Fossil Group, Inc., Pfd., 7.00%	196,670	3,561,694

Thrifts & Mortgage Finance-0.81%
Merchants Bancorp
Series B, Pfd., 6.00%(b)(c)	211,242	5,101,494
Series C, Pfd., 6.00%(b)	314,177	7,194,654
Pfd., 8.25%(b)	236,747	6,427,681
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	863,361	21,359,551

		40,083,380

Trading Companies & Distributors-1.54%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	442,168	10,859,646
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(c)	227,882	5,152,412
Series A, Pfd., 8.25%(c)	166,901	4,028,990
Series C, Pfd., 8.25%(c)	165,865	3,814,895
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	334,338	6,900,736
Pfd., 6.88% (Bermuda)(b)	207,818	5,158,043
Pfd., 7.38% (Bermuda)(b)	305,649	7,702,355
Pfd., 8.00% (Bermuda)(b)	237,066	6,135,268
WESCO International, Inc., Series A, Pfd., 10.63%(b)(c)	938,013	25,954,820

		75,707,165

Wireless Telecommunication Services-1.61%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,237,520	20,790,336
Series UU, Pfd., 6.63%(b)	741,220	13,771,868
United States Cellular Corp.
Pfd., 5.50%(b)	864,276	14,251,911
Pfd., 5.50%(b)	858,493	14,130,795
Pfd., 6.25%(b)	894,394	16,197,475

		79,142,385

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $5,845,501,889)		4,905,874,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Preferred ETF (PGX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.87%
Invesco Private Government Fund, 4.58%(e)(f)(g)	39,540,471	$39,540,471
Invesco Private Prime Fund, 4.83%(e)(f)(g)	102,016,981	102,037,381

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $141,583,077)		141,577,852

TOTAL INVESTMENTS IN SECURITIES-102.45% (Cost $5,987,084,966)		5,047,452,155
OTHER ASSETS LESS LIABILITIES-(2.45)%		(120,844,346)

NET ASSETS-100.00%		$4,926,607,809

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$197,998,891	$(197,998,891)	$-	$-	$-	$210,119

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	52,439,543	118,254,389	(131,153,461)	-	-	39,540,471	801,840	*

Invesco Private Prime Fund	130,153,077	263,138,622	(291,269,937)	(15,291)	30,910	102,037,381	2,179,634	*

Total	$182,592,620	$579,391,902	$(620,422,289)	$(15,291)	$30,910	$141,577,852	$3,191,593

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Preferred ETF (PGX)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	68.82

Utilities	10.62

Real Estate	7.35

Communication Services	6.67

Consumer Discretionary	3.34

Sector Types Each Less Than 3%	2.78

Money Market Funds Plus Other Assets Less Liabilities	0.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Taxable Municipal Bond ETF (BAB)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.65%
Alabama-0.69%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$5,526,350
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,338,822
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	771,137
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	1,000	766,213

				10,402,522

Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	111,769

Arizona-1.63%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,203,050
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	3,826,553
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	2,037,570
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	905	643,021
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,417,372
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,118,595
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,151,732
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,225	1,259,051
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	500	470,305
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	678,487
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	850,251
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	405,428
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,418,073
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	2,931,261

				24,410,749

Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	116,746

California-25.15%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,450	2,388,084
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,048,859
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	6.79%	04/01/2030	1,880	1,984,642
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,555	4,581,540
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,975	3,814,339
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	14,410	17,586,587
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,860	21,590,365
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,060	17,190,425
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	10,450,639
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,591,544
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	9,695,944
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,850	4,712,713
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,410	1,009,688
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,720,189
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	855,394
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	838,105
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	819,468
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	801,204
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	740,987
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,071,216
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,745	3,416,153
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	873,424
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,301,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	$2,000	$1,630,200
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	959,603
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	3,000	2,158,267
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	5,000	3,627,953
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	4,900	3,429,936
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	2,374,877
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	659,983
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	765,258
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	540,236
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	372,676
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,008,816
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	3,304,529
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,133,662
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,084,914
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,000	823,520
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,380	7,292,822
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,400	9,753,767
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	3,003,244
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,416,799
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	1,830,123
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,644,062
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	980	1,014,936
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,131,591
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,211,969
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,120	1,227,905
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,428,552
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	503,133
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,487,270
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,715	2,106,835
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	7,107,835
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,633,240
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	6,500	5,907,765
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,157,810
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	2,685,086
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	464,416
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,247,449
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,827,704
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	969,328
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	932,886
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	903,562
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	3,422,213
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,177,742
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	491,354
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	552,090
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	538,876
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	766,593
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	603,569
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	843,316
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	411,862
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	303,513
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	677,913
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	5,573,135
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,546,428
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,609,442
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,658,261
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,175,972
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	4,827,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	$850	$629,539
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	445	465,717
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	5,136,514
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	5,000	3,345,102
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	5,038,492
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	576,804
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,673,951
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	715,285
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	684,967
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	1,000	660,155
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,809,072
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,903,040
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,828,210
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,580,108
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,232,378
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	887,643
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	661,608
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,326,311
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,434,654
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	320,564
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,460,448
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	3,000	3,122,811
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	2,480	2,730,537
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	5,774,161
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,111,032
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	4,000	3,679,647
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	902,178
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	2,907,130
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,914,664
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	4,933,840
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	1,888,672
Santa Ana (City of), CA, Series 2021 A, RB.	3.10%	08/01/2044	1,500	1,095,691
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	975	1,010,202
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,732,645
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	927,101
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,217,661
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	1,950	2,091,279
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,831,750
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	1,400,514
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,280,767
University of California, Series 2019 BD, RB	3.35%	07/01/2029	13,000	12,113,478
University of California, Series 2020 BG, RB	0.88%	05/15/2025	5,000	4,575,767
University of California, Series 2020 BG, RB	1.32%	05/15/2027	14,110	12,312,962
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,119,000
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	885,103
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	870,981
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	851,282
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	842,536
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	831,924
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	817,988
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	800,329
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	788,072
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	778,784
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	770,453
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	762,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	$1,860	$1,309,617
University of California, Series 2022 BL, RB	4.50%	05/15/2052	1,000	879,415

				377,260,795

Colorado-1.62%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,308,722
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	1,013,069
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,240,451
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	993,923
Colorado (State of) Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	2,950	3,644,029
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,273,604
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	875,768
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,625,511
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,207,778
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	473,787
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,623,027

				24,279,669

Connecticut-1.14%
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	473,013
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	228,910
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	355,951
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	307,070
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	386,324
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	372,191
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	538,942
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	692,936
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,719,366
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	742,726
New Britain (City of), CT, Series 2018, Ref. GO Bonds(b)(c)	4.35%	03/01/2028	20	19,505
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,341,444
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,036,271
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,099,509
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,751,710

				17,065,868

Delaware-0.33%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	4,918,620

District of Columbia-0.27%
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	950	873,044
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,480	3,132,241

				4,005,285

Florida-2.69%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	1,995,627
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,488,469
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	787,962
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	1,000	963,097
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,505,600
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	484,371
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,200	1,310,963
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,623,216
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	881,172
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,249,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	$2,700	$2,448,317
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,362,292
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,757,441
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	402,370
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	357,897
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	392,334
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	755,888
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	372,692
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,548,546
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	6,000	4,414,754
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	1,825,076
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	1,617,734
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	950	778,778

				40,323,896

Georgia-1.88%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	1,000	792,885
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	5,000	3,841,648
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	4,000	2,834,851
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	943,085
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,371	4,846,805
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	7,556	7,851,270
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,071,827
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,950	2,016,742

				28,199,113

Hawaii-1.32%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	998,583
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,063,372
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,891,623
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	881,541
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	4,496,185
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,825,460
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	758,761
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	678,463
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,808,188
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	94,476
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	398,342
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	783,424
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,950	2,112,129

				19,790,547

Idaho-0.37%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,500	2,469,579
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,450	2,429,663
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	595	625,526

				5,524,768

Illinois-6.01%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,266,635
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,486,997
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	8,280	8,324,680
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	2,022,900
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,841,441
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,304,827
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,700	6,628,389
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,637,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	$4,580	$4,305,732
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,585,718
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,449,951
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,517,315
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,680,782
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,658,877
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	8,663,059
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,573,807
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	700	688,643
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	10,057,998
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,905,778
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	786,027
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,062,189
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	170	183,171
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	1,000	826,445
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,097,315
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,497,568
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	900	692,627
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,500	1,461,959

				90,208,446

Indiana-0.43%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	1,950	1,592,640
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	500	374,247
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	915	946,599
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,450	3,554,040

				6,467,526

Iowa-0.08%
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	1,300	1,201,326

Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,510	1,486,525
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	950	941,025
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,075,209

				3,502,759

Kentucky-0.24%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	877,723
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,301,630
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	2,000	1,272,483
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	154,413

				3,606,249

Louisiana-1.24%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,473,950
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,900	2,058,627
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,362,692
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,500	1,112,611
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	702,836
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,258,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	$950	$622,068
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	5,000	3,989,149
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	740,949
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,003,546
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,067,539
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	592,849
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	572,822

				18,557,990

Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	729,085

Maryland-1.42%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,063,136
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	911,133
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	945,010
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,366,700
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	674,702
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	868,388
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	515,888
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	760,897
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	974,166
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	5,000	4,960,734
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	489,837
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	467,330
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	449,352
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	619,834
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	847,465
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	819,563
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	808,302
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	392,652
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	954,179
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,150	1,186,727
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,229,639

				21,305,634

Massachusetts-2.98%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,262,622
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,818,618
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,950	1,929,202
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,789,115
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	871,682
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,545,133
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,076,327
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,550,978
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	1,500,270
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,224,535
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,159,283
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,010	1,013,842
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	4,950	5,173,356
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,538,059
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	769,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	$950	$941,680
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	856,708
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	344,085
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	485,229
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	900	690,510
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	804,681
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,433,840
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	2,964,019

				44,742,803

Michigan-1.77%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,426,279
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,465,095
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	4,000	2,997,954
Michigan (State of) Finance Authority, Series 2018 D, RB	5.02%	11/01/2043	1,774	1,657,948
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	466,625
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	225,217
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	436,331
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	426,559
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	831,278
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	407,551
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	800,094
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,495,452
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	257,337
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	858,196
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	4,000	3,225,929
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	950	809,346
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,249,404
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,233	994,393
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	2,519,026

				26,550,014

Minnesota-0.45%
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	4,950	4,450,785
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	2,321,994

				6,772,779

Mississippi-1.69%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	2,978,614
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,735	2,811,923
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	989,140
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	3,930,597
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,242,347
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	5,846,367
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	4,000	3,064,573
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,501,152

				25,364,713

Missouri-1.22%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,700,266
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	2,766,405
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	4,950	4,184,508
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	950	951,838
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	950	954,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	$4,950	$5,693,437
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	920	1,024,021

				18,274,826

Montana-0.13%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,500	1,016,896
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	953,279

				1,970,175

Nebraska-0.31%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,540,492
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	4,000	3,125,286

				4,665,778

Nevada-0.47%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,450	1,540,203
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,858,475
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,591,991

				6,990,669

New Hampshire-0.45%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	898,957
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,920	2,021,380
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,227,062
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,950	1,409,117
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	220,174

				6,776,690

New Jersey-3.31%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	345	350,991
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.40%	03/01/2033	250	251,315
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	2,491,613
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	2,000	1,525,407
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,053,114
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,313,859
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,961,907
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	839,666
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,101,266
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	464,026
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	6,932,755
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	438,358
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	197,249
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	168,455
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	411,990
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	402,572
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	741,445
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,091,516
Passaic (County of), NJ Improvement Authority (The), Series 2010, RB	6.54%	08/01/2031	1,000	1,001,328
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	557,696
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	558,258
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	855	868,544
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,790,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	$6,000	$4,333,913
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,365,420
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,461,446

				49,674,573

New Mexico-0.12%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	2,000	1,734,651

New York-13.16%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	336,265
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,965	2,455,470
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	2,500	2,753,496
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	7,053,483
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,874,840
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	7,810,053
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,010,013
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	1,856,374
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eigh Series 2011, RB	4.93%	10/01/2051	5,385	5,382,874
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,225	1,120,684
New York & New Jersey (States of) Port Authority, Series 2017-20, RB	4.23%	10/15/2057	1,725	1,512,396
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,509,021
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,603,447
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	7,870	8,763,691
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	9,151,991
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	950	969,667
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,342,169
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,214,961
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,589,257
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,563,886
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	5,301,818
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,031,950
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,232,464
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	2,346,956
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	9,000	8,638,390
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	8,942,186
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,500	1,577,879
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,110,523
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,588,070
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,347,186
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,315,130
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,914,176
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,735	4,155,929
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,570,258
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	950	903,367
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	201,144
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,095,439
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,815,214
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,366,476
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,862,759
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	1,900	1,524,214
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	3,925,049
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	0.58%	03/15/2024	500	478,528
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.06%	03/15/2025	500	462,175
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,791,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.49%	03/15/2024	$1,000	$957,231
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.89%	03/15/2025	1,000	924,463
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	899,328
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	883,198
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	863,126
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	1,000	848,626
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	832,371
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	818,659
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	807,052
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	701,114
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,897,923
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	5,933,320
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	4,752,462
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,568,951
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,478,387
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,210,903
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	5,000	3,617,530
New York State Environmental Facilities Corp., Series 2010 B, RB	5.71%	06/15/2030	950	996,858
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,950	2,036,264
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	3,983,369
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	3,914,416
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,692,444
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	1,950	1,757,405
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,758,070
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,230	2,283,514
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	557,896

				197,347,525

North Carolina-0.05%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	670,509

Ohio-3.05%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	7,880	10,731,829
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	4,248,430
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,950	2,148,339
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	2,000	2,256,871
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	8,771,512
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,086,312
Cleveland (City of), OH, Series 2014, Ref. RB(b)(c)	5.50%	11/15/2024	1,000	1,002,953
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	810,190
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,087,024
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,067,455
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,191,616
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,577,657
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	3,000	2,943,564
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	822,718
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2010 B-2, RB	4.88%	12/01/2034	1,000	1,010,006
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	1,000	947,217
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	806,226
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,282,516

				45,792,435

Oklahoma-1.18%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	903,434
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,500	3,278,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	$5,000	$4,730,998
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,950	4,743,040
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	731,951
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	1,931,738
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,394,485

				17,713,715

Oregon-1.57%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,134,087
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	2,000	1,666,038
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,900	1,953,796
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	950	1,032,183
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,142,708
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	770,225
Oregon State University, Series 2019, RB	4.05%	04/01/2052	3,950	3,201,152
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,902,745
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	803,132

				23,606,066

Pennsylvania-2.53%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	5,000	3,871,453
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,035,450
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	4,299,823
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	2,000	1,723,704
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	1,000	815,251
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	677,553
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,247,967
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	1,000	675,945
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	690,418
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,500	1,745,682
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	3,120	3,088,262
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	794,831
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	1,000	780,734
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	990,892
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	3,000	2,350,611
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,582,322
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	3,962,938
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	714,409
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	461,090
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	1,004,166
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,360,986
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,102,198

				37,976,685

South Carolina-1.00%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	859,609
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	1,545	1,125,539
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	5,500	4,620,680
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	5,000	5,489,345
South Carolina Student Loan Corp., Series 2020 A, RB	3.59%	12/01/2039	2,955	2,871,228

				14,966,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	$1,000	$788,655

Tennessee-0.26%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	196,692
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	76,911
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	94,215
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	145,807
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	966,488
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	787,653
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	1,645,754

				3,913,520

Texas-10.54%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	1,887,278
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	9,975,449
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	1,017,546
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	1,000	1,050,073
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,003,132
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	877,114
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	300	293,764
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	2,952,300
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,135,861
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	1,000	728,594
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,868,894
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	907,563
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	885,837
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	867,798
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	639,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,670,691
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,639,378
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,567,465
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,150,905
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,867,446
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,311,371
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,245,500
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,000	692,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	$5,120	$5,207,881
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	950	936,974
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	244,890
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	976,245
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	243,285
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	919,783
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	450	432,988
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	827,732
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	813,210
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	200,069
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	193,758
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,084,112
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	7,452,441
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	1,000	1,000,781
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,135	1,028,329
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	2,841,827
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	1,853,715
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	900	788,590
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	882,675
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,839,578
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,778,854
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	2,111,062
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	375,602
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	950	722,759
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,495	1,110,528
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,273,267
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,845,730
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	386,283
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	709,944
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	6,580	7,082,712
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	974,040
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	950	955,539
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,470,471
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,241,292
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,327,758
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,734,247
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,471,802
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,299,468
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	974,040
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	936,678
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,005,830
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,592,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	$2,730	$2,787,001
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,685	1,725,314
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,335,352
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	3,472,790
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	814,714
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,262,706
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	795,797
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,468,025
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	1,999,078
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	11,859,199
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,184,890
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,638,219
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	755,547
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	897,449
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	3,754,504

				158,134,942

Utah-1.03%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	500	513,427
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	265	263,689
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	1,655	1,626,020
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,765	1,934,286
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,511,628
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	3,950	3,394,441
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	5,000	4,220,885

				15,464,376

Virgin Islands-0.43%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	6,494,866

Virginia-0.09%
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,389,807

Washington-2.14%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	817,698
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,918,155
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,450	7,208,479
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,655	1,664,054
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.73%	01/01/2030	2,450	2,562,450
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.83%	01/01/2040	2,750	2,951,162
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	1,000	854,712
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	4,945,996
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	447,829
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,028,325
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,716,534
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,427,427
Washington (State of), Series 2010 B, GO Bonds	5.09%	08/01/2033	1,950	1,991,567
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,528,089

				32,062,477

Wisconsin-0.86%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,704,174
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	160	138,013
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	1,661,323
Wisconsin (State of), Series 2020-2, Ref. GO Bonds(b)	1.88%	05/01/2025	845	792,294
Wisconsin (State of), Series 2020-2, Ref. GO Bonds	1.88%	05/01/2025	1,655	1,554,594
Wisconsin (State of), Series 2021 3, Ref. GO Bonds	0.65%	05/01/2025	1,095	1,001,347
Wisconsin (State of), Series 2021 3, Ref. GO Bonds(b)	0.65%	05/01/2025	405	369,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	$1,000	$947,805
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	887,149
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,569,926
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,302,807

				12,929,269

Total Municipal Obligations (Cost $1,696,050,906)				1,464,758,281

U.S. Dollar Denominated Bonds & Notes-0.42%
California-0.31%
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,475,739
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,233,391

				4,709,130

New Hampshire-0.11%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	1,642,092

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,999,900)				6,351,222

			Shares
Money Market Funds-0.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $11,653,879)			11,653,879	11,653,879

TOTAL INVESTMENTS IN SECURITIES(f)-98.85% (Cost $1,716,704,685)				1,482,763,382
OTHER ASSETS LESS LIABILITIES-1.15%				17,234,044

NET ASSETS-100.00%				$1,499,997,426

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$29,365,372	$55,295,281	$(73,006,774)	$-	$-	$11,653,879	$265,544

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	5.99%

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	21.76

College & University Revenue	13.38

Miscellaneous Revenue	7.60

Port, Airport & Marina Revenue	7.07

Electric Power Revenue	7.04

General Fund	6.72

Sales Tax Revenue	5.78

Lease Revenue	5.57

Water Revenue	5.23

Highway Tolls Revenue	4.02

Health, Hospital, Nursing Home Revenue	3.58

Revenue Types Each Less Than 3%	10.32

Money Market Funds Plus Other Assets Less Liabilities	1.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco Treasury Collateral ETF (CLTL)

February 28, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.83%
U.S. Treasury Bills-55.44%(a)
4.26%–5.03%, 04/04/2023	$15,315,000	$15,249,544
4.23%–4.98%, 04/06/2023	18,178,000	18,097,696
4.37%–4.99%, 04/11/2023	11,584,000	11,523,486
4.18%–4.94%, 04/13/2023	38,462,000	38,257,150
4.46%–4.93%, 04/18/2023	10,690,000	10,624,625
2.77%–4.97%, 04/20/2023	33,207,300	32,995,938
4.53%–4.90%, 04/25/2023	10,690,000	10,614,342
4.47%–4.88%, 04/27/2023	33,112,000	32,868,541
4.60%–4.92%, 05/04/2023	10,700,000	10,612,089
4.55%–4.95%, 05/11/2023	16,616,000	16,463,535
4.68%, 05/16/2023	25,000,000	24,755,243
2.79%–4.95%, 05/18/2023	23,884,700	23,643,893
4.69%, 05/23/2023	25,000,000	24,733,420
4.55%–4.92%, 05/25/2023	16,094,000	15,917,753
4.76%, 05/30/2023	25,000,000	24,708,375
4.59%–4.93%, 06/01/2023	22,145,000	21,879,146
4.77%, 06/06/2023	26,000,000	25,671,615
4.59%–4.88%, 06/08/2023	16,094,000	15,888,021
4.76%, 06/13/2023	20,000,000	19,725,267
2.80%–4.88%, 06/15/2023	25,710,500	25,355,585
4.77%, 06/20/2023	20,000,000	19,705,850
4.57%–4.89%, 06/22/2023	16,094,000	15,856,190
4.67%–4.88%, 06/29/2023	16,094,000	15,843,470
4.63%–4.90%, 07/06/2023	24,708,000	24,294,768
2.91%–4.94%, 07/13/2023	17,769,200	17,456,147
4.73%–4.97%, 07/20/2023	8,204,000	8,051,845
3.98%–4.89%, 09/07/2023	8,936,000	8,716,371
4.58%–4.96%, 10/05/2023	18,178,000	17,666,000
4.61%–4.98%, 11/02/2023	11,111,000	10,751,912
4.64%–4.98%, 11/30/2023	17,717,000	17,081,044
4.66%–5.00%, 12/28/2023	16,106,000	15,468,792
4.66%, 01/25/2024	12,700,000	12,152,589

		602,630,242

U.S. Treasury Notes-44.39%
0.25%, 04/15/2023	9,127,700	9,077,402
0.13% - 2.75%, 04/30/2023	26,331,400	26,170,641
0.13% - 1.75%, 05/15/2023	21,447,200	21,279,886
0.13% - 2.75%, 05/31/2023	25,558,800	25,318,081

	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.25%, 06/15/2023	$25,242,500	$24,902,676
0.13% - 2.63%, 06/30/2023	30,154,600	29,754,424
0.13%, 07/15/2023	10,291,600	10,103,643
0.13% - 2.75%, 07/31/2023	29,703,500	29,211,473
0.13% - 2.50%, 08/15/2023	22,001,000	21,635,646
0.13% - 2.75%, 08/31/2023	32,464,000	31,813,039
0.13%, 09/15/2023	9,208,000	8,969,043
0.25% - 2.88%, 09/30/2023	22,693,000	22,171,334
0.13%, 10/15/2023	21,470,000	20,824,856
0.38% - 2.88%, 10/31/2023	41,961,000	40,917,201
0.25% - 2.75%, 11/15/2023	27,567,000	26,925,329
0.50% - 2.88%, 11/30/2023	32,656,000	31,836,634
0.13%, 12/15/2023	16,106,000	15,487,523
0.75%, 12/31/2023	16,094,000	15,523,797
0.13%, 01/15/2024	17,176,000	16,448,064
0.88% - 2.50%, 01/31/2024	39,646,000	38,457,690
0.13% - 2.75%, 02/15/2024	16,300,000	15,739,008

		482,567,390

Total U.S. Treasury Securities (Cost $1,087,090,532)		1,085,197,632

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(b)(c) (Cost $294,321)	294,321	294,321

TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $1,087,384,853)		1,085,491,953
OTHER ASSETS LESS LIABILITIES-0.14%		1,496,848

NET ASSETS-100.00%		$1,086,988,801

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$112,449	$26,445,240	$(26,263,368)	$-	$-	$294,321	$4,925

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco Treasury Collateral ETF (CLTL)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

U.S. Treasury Bills	55.44

U.S. Treasury Notes	44.39

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco Variable Rate Preferred ETF (VRP)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.58%
Automobiles-0.80%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$7,735,000	$7,069,016
Series B, 6.50%(b)(c)(d)	3,865,000	3,628,269
Series C, 5.70%(b)(c)(d)	3,898,000	3,535,749

		14,233,034

Banks-33.39%
BAC Capital Trust XIV, Series G, 4.00% (3 mo. USD LIBOR + 0.40%)(d)(e)	3,800,000	3,101,599
Bank of America Corp.
Series AA, 6.10%(c)(d)	14,755,000	14,644,338
Series DD, 6.30%(b)(c)(d)	7,770,000	7,857,413
Series FF, 5.88%(c)(d)	17,641,000	16,497,863
Series JJ, 5.13%(c)(d)	6,675,000	6,500,182
Series MM, 4.30%(b)(c)(d)	5,975,000	5,426,744
Series RR, 4.38%(c)(d)	12,950,000	11,252,255
Series TT, 6.13%(b)(c)(d)	15,480,000	15,128,604
Series U, 5.20%(b)(c)(d)	7,841,000	7,816,105
Series X, 6.25%(c)(d)	15,565,000	15,603,912
Bank of Montreal (Canada), 4.80%(b)(c)(d)	3,900,000	3,642,150
Bank of Nova Scotia (The) (Canada)
4.90%(c)(d)	9,700,000	9,328,449
6.57% (3 mo. USD LIBOR + 2.65%)(d)(e)	9,750,000	9,506,250
Citigroup, Inc.
3.88%(c)(d)	17,830,000	16,045,217
5.90%(c)(d)	5,800,000	5,834,220
Series A, 8.87% (3 mo. USD LIBOR + 4.07%)(d)(e)	11,610,000	11,702,880
Series D, 5.35%(b)(c)(d)	9,708,000	9,682,759
Series M, 6.30%(b)(c)(d)	13,610,000	13,337,800
Series P, 5.95%(b)(c)(d)	15,512,000	15,177,716
Series V, 4.70%(c)(d)	11,700,000	10,705,500
Series Y, 4.15%(c)(d)	7,820,000	6,734,975
Citizens Financial Group, Inc., Series F, 5.65%(c)(d)	3,130,000	3,088,997
CoBank, ACB
Series J, 4.25%(c)(d)	3,400,000	2,971,483
Series K, 6.45%(c)(d)	3,100,000	3,115,500
Comerica, Inc., 5.63%(c)(d)	3,057,000	2,986,690
Fifth Third Bancorp
Series H, 5.10%(b)(c)(d)	4,675,000	4,567,518
Series L, 4.50%(c)(d)	2,690,000	2,579,869
Huntington Bancshares, Inc.
Series E, 5.70%(b)(c)(d)	3,929,000	3,919,178
Series F, 5.63%(b)(c)(d)	3,905,000	3,724,658
Series G, 4.45%(b)(c)(d)	3,835,000	3,569,608

	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
Series CC, 7.02% (3 mo. USD LIBOR + 2.58%)(b)(d)(e)	$9,775,000	$9,666,743
Series FF, 5.00%(c)(d)	17,406,000	16,916,456
Series HH, 4.60%(c)(d)	23,250,000	21,625,987
Series II, 4.00%(c)(d)	11,717,000	10,517,999
Series KK, 3.65%(b)(c)(d)	15,600,000	13,580,092
Series Q, 5.15%(b)(c)(d)	11,720,000	11,720,000
Series R, 6.00%(b)(c)(d)	11,715,000	11,711,837
Series S, 6.75%(c)(d)	15,480,000	15,557,400
Series U, 6.13%(b)(c)(d)	7,803,000	7,824,458
Series W, 5.86% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	3,494,000	2,961,165
Series X, 6.10%(c)(d)	12,434,000	12,371,830
KeyCorp, Series D, 5.00%(c)(d)	4,065,000	3,846,686
M&T Bank Corp.
3.50%(c)(d)	3,850,000	3,060,885
Series E, 6.45%(c)(d)	2,717,000	2,707,237
Series F, 5.13%(c)(d)	3,916,000	3,659,502
Series G, 5.00%(b)(c)(d)	3,075,000	2,944,618
PNC Financial Services Group, Inc. (The) Series O, 8.49% (3 mo. USD LIBOR + 3.68%)(d)(e)	7,745,000	7,806,555
Series R, 4.85%(c)(d)	3,895,000	3,843,048
Series S, 5.00%(c)(d)	4,100,000	3,841,697
Series T, 3.40%(c)(d)	11,730,000	9,722,997
Series U, 6.00%(b)(c)(d)	7,800,000	7,562,100
Series V, 6.20%(b)(c)(d)	9,775,000	9,652,813
Series W, 6.25%(c)(d)	11,600,000	11,252,000
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,731,000	2,690,500
SVB Financial Group
4.10%(c)(d)	5,850,000	4,065,750
Series C, 4.00%(c)(d)	7,850,000	5,772,887
Series D, 4.25%(c)(d)	7,750,000	5,503,429
Series E, 4.70%(c)(d)	4,647,000	3,226,082
Truist Financial Corp.
Series A, 5.32% (3 mo. USD LIBOR + 0.67%), 05/15/2027(e)	2,727,000	2,590,179
Series L, 6.40% (3 mo. USD LIBOR + 3.10%)(d)(e)	5,825,000	5,913,657
Series M, 5.13%(c)(d)	3,880,000	3,427,021
Series N, 4.80%(c)(d)	13,200,000	12,565,375
Series P, 4.95%(c)(d)	7,800,000	7,646,574
Series Q, 5.10%(c)(d)	7,816,000	7,501,797
U.S. Bancorp
3.70%(c)(d)	11,600,000	9,787,500
Series J, 5.30%(c)(d)	7,780,000	7,037,289
United Overseas Bank Ltd. (Singapore), 3.88%(c)(d)(f)	5,400,000	5,302,048
USB Capital IX, 5.10% (3 mo. USD LIBOR + 1.02%)(d)(e)	5,230,000	4,443,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Wells Fargo & Co.
Series BB, 3.90%(c)(d)	$27,185,000	$24,330,575
Series S, 5.90%(c)(d)	15,523,000	15,226,976
Series U, 5.88%(c)(d)	15,511,000	15,425,690

		592,860,921

Capital Markets-6.73%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(c)(d)	3,895,000	3,752,056
Series F, 4.63%(c)(d)	7,786,000	7,104,636
Series H, 3.70%(c)(d)	4,545,000	4,155,201
Series I, 3.75%(c)(d)	10,100,000	8,458,750
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(d)	3,890,000	3,475,195
Series G, 5.38%(b)(c)(d)	19,425,000	19,230,750
Series I, 4.00%(c)(d)	17,336,000	15,795,927
Series K, 5.00%(c)(d)	5,800,000	5,466,500
Goldman Sachs Capital II, 5.53% (3 mo. USD LIBOR + 0.77%)(b)(d)(e)	5,934,000	4,806,540
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	5,080,000	4,955,032
Series Q, 5.50%(b)(c)(d)	3,884,000	3,821,163
Series R, 4.95%(b)(c)(d)	4,700,000	4,473,502
Series S, 4.40%(b)(c)(d)	2,700,000	2,456,541
Series T, 3.80%(c)(d)	5,300,000	4,555,297
Series U, 3.65%(c)(d)	5,800,000	4,918,980
Series V, 4.13%(c)(d)	5,800,000	4,988,000
Mellon Capital IV, Series 1, 4.09% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	3,905,000	3,292,380
Morgan Stanley, Series M, 5.88%(b)(c)(d)	3,118,000	3,086,976
Northern Trust Corp., Series D, 4.60%(c)(d)	3,845,000	3,565,928
State Street Corp.
4.29% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	3,923,000	3,263,962
Series H, 5.63%(b)(c)(d)	3,940,000	3,821,800

		119,445,116

Consumer Finance-2.19%
Ally Financial, Inc.
Series B, 4.70%(c)(d)	10,540,000	8,292,608
Series C, 4.70%(c)(d)	7,770,000	5,736,488
American Express Co., 3.55%(c)(d)	12,481,000	10,626,323
Capital One Financial Corp., Series M, 3.95%(b)(c)(d)	7,792,000	6,595,149
Discover Financial Services
Series C, 5.50%(c)(d)	4,480,000	3,836,314
Series D, 6.13%(b)(c)(d)	3,845,000	3,816,490

		38,903,372

Diversified Financial Services-0.48%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	3,114,000	3,036,505
5.25%, 04/20/2046(c)	2,678,000	2,536,894
Voya Financial, Inc., 5.65%, 05/15/2053(c)	3,050,000	3,024,182

		8,597,581

	Principal Amount	Value
Electric Utilities-4.04%
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	$5,800,000	$4,865,810
Duke Energy Corp.
3.25%, 01/15/2082(c)	3,900,000	3,098,940
4.88%(c)(d)	7,765,000	7,532,050
Edison International
Series A, 5.38%(c)(d)	9,775,000	8,922,913
Series B, 5.00%(c)(d)	5,800,000	5,009,286
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(c)	9,382,000	9,036,912
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(c)	4,295,000	3,797,639
5.65%, 05/01/2079(c)	3,850,000	3,580,500
3.80%, 03/15/2082(c)	4,705,000	4,044,255
PPL Capital Funding, Inc., Series A, 6.34% (3 mo. USD LIBOR + 2.67%), 03/30/2067(e)	3,702,000	3,364,748
Southern California Edison Co., Series E, 8.64% (3 mo. USD LIBOR + 4.20%)(d)(e)	2,700,000	2,686,500
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(c)	7,750,000	6,622,857
Series B, 4.00%, 01/15/2051(c)	9,694,000	9,113,814

		71,676,224

Industrial Conglomerates-2.44%
General Electric Co., Series D, 6.62% (3 mo. USD LIBOR + 3.33%)(d)(e)	43,114,000	43,218,787

Insurance-6.40%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	6,090,000	5,779,914
Allstate Corp. (The)
6.50%, 05/15/2057(c)	3,900,000	3,775,425
Series B, 5.75%, 08/15/2053(c)	6,219,000	6,102,155
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	5,854,000	5,663,745
Assurant, Inc., 7.00%, 03/27/2048(c)	3,100,000	3,085,602
Lincoln National Corp.
7.01% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	4,340,000	3,385,200
6.28% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,410,000	2,540,450
Series C, 9.25%(b)(c)(d)	3,860,000	4,228,244
Markel Corp., 6.00%(b)(c)(d)	4,700,000	4,646,326
MetLife, Inc., Series D, 5.88%(b)(c)(d)	3,890,000	3,764,353
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,108,000	3,069,150
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	3,895,000	3,483,407
Principal Financial Group, Inc., 7.65% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	3,068,000	3,048,058
Progressive Corp. (The), Series B, 5.38%(c)(d)	3,890,000	3,860,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc.
5.63%, 06/15/2043(c)	$11,689,000	$11,652,180
5.20%, 03/15/2044(c)	3,910,000	3,839,405
5.38%, 05/15/2045(c)	7,797,000	7,583,167
4.50%, 09/15/2047(b)(c)	5,825,000	5,387,233
5.70%, 09/15/2048(c)	7,787,000	7,372,148
3.70%, 10/01/2050(c)	6,225,000	5,252,842
5.13%, 03/01/2052(c)	7,800,000	7,133,451
6.00%, 09/01/2052(b)(c)	9,300,000	8,971,367

		113,624,647

Machinery-0.28%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	5,840,000	5,037,613

Media-0.61%
Paramount Global
6.25%, 02/28/2057(c)	5,076,000	4,193,233
6.38%, 03/30/2062(c)	7,750,000	6,686,700

		10,879,933

Multi-Utilities-2.62%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	5,818,000	4,819,777
CMS Energy Corp.
4.75%, 06/01/2050(c)	3,875,000	3,480,525
3.75%, 12/01/2050(c)	3,150,000	2,512,141
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	5,301,000	5,125,610
Series B, 4.65%(c)(d)	6,215,000	5,764,412
Series C, 4.35%(c)(d)	5,845,000	5,098,422
NiSource, Inc., 5.65%(c)(d)	3,100,000	3,020,566
Sempra Energy
4.13%, 04/01/2052(c)	7,800,000	6,629,190
4.88%(b)(c)(d)	7,000,000	6,615,866
WEC Energy Group, Inc., 6.72% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	3,933,000	3,369,482

		46,435,991

Oil, Gas & Consumable Fuels-9.57%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	19,494,000	18,634,150
4.88%(c)(d)	19,425,000	17,860,705
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	7,740,000	7,155,100
6.25%, 03/01/2078(c)	6,613,000	6,126,140
7.38%, 01/15/2083(c)	3,915,000	3,883,680
7.63%, 01/15/2083(c)	4,705,000	4,793,219
Series 16-A, 6.00%, 01/15/2077(c)	5,800,000	5,537,200
Series 20-A, Conv., 5.75%, 07/15/2080(c)	7,812,000	7,339,843
Energy Transfer L.P.
7.46% (3 mo. USD LIBOR + 3.02%), 11/01/2066(e)	4,236,000	3,396,902
Series A, 8.89% (3 mo. USD LIBOR + 4.03%)(d)(e)	7,428,000	7,047,315
Series B, 6.63%(c)(d)	4,300,000	3,524,703
Series F, 6.75%(c)(d)	3,900,000	3,612,375
Series G, 7.13%(c)(d)	8,575,000	7,644,612
Series H, 6.50%(c)(d)	7,000,000	6,469,525

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EnLink Midstream Partners L.P., Series C, 6.00%(c)(d)	$3,000,000	$2,613,615
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	5,501,000	4,607,088
Series D, 7.86% (3 mo. USD LIBOR + 2.99%), 08/16/2077(e)	2,691,000	2,578,149
Series E, 5.25%, 08/16/2077(c)	7,789,000	6,974,271
Plains All American Pipeline L.P., Series B, 8.97% (3 mo. USD LIBOR + 4.11%)(d)(e)	6,278,000	5,838,226
TransCanada PipeLines Ltd. (Canada), 6.82% (3 mo. USD LIBOR + 2.21%), 05/15/2067(b)(e)	7,758,000	6,340,536
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	5,821,000	5,559,637
5.30%, 03/15/2077(c)	11,730,000	10,410,375
5.50%, 09/15/2079(c)	8,575,000	7,594,025
5.60%, 03/07/2082(c)	6,250,000	5,442,813
Series 16-A, 5.88%, 08/15/2076(c)	9,306,000	8,864,364

		169,848,568

Trading Companies & Distributors-0.32%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(c)	5,840,000	5,580,027

Wireless Telecommunication Services-1.71%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(c)	15,520,000	15,237,946
3.25%, 06/04/2081(c)	3,900,000	3,404,973
4.13%, 06/04/2081(c)	7,815,000	6,209,330
5.13%, 06/04/2081(c)	7,450,000	5,575,059

		30,427,308

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,385,984,238)		1,270,769,122

	Shares
Preferred Stocks-27.54%
Banks-8.85%
Bank of America Corp.
Series E, Pfd., 4.96% (3 mo. USD LIBOR + 0.35%)(b)(e)	97,728	2,047,402
Series 5, Pfd., 5.22% (3 mo. USD LIBOR + 0.50%)(b)(e)	129,908	2,712,479
Series 2, Pfd., 5.39% (3 mo. USD LIBOR + 0.65%)(b)(e)	92,927	1,929,164
Series 4, Pfd., 5.49% (3 mo. USD LIBOR + 0.75%)(b)(e)	65,369	1,366,212
Series K, Pfd., 6.45%(c)	326,387	8,316,341
Series Z, Pfd., 6.50%(b)(c)	10,837,000	10,804,489
Citigroup, Inc.
Series W, Pfd., 4.00%(c)	11,650,000	10,688,875
Series U, Pfd., 5.00%(c)	11,707,000	11,150,917
Series T, Pfd., 6.25%(c)	11,614,000	11,599,947
Series K, Pfd., 6.88%(c)	464,276	11,676,541
Series J, Pfd., 7.13%(b)(c)	294,976	7,504,189
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	93,247	2,368,474
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	35,833	772,559
F.N.B. Corp., Pfd., 7.25%(b)(c)	34,195	880,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Banks-(continued)
Fifth Third Bancorp, Series I, Pfd., 6.63%(c)	139,920	$3,518,988
First Horizon Corp., Series D, Pfd., 6.10%(c)	30,932	767,423
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(c)	35,422	937,620
KeyCorp
Series E, Pfd., 6.13%(c)	155,386	3,900,189
Pfd., 6.20%(c)	186,473	4,633,854
M&T Bank Corp., Series H, Pfd., 5.63%(c)	77,731	1,966,594
Midland States Bancorp, Inc., Pfd., 7.75%(b)(c)	37,452	990,231
PacWest Bancorp, Series A, Pfd., 7.75%(c)	159,468	4,053,677
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	155,386	3,822,496
Series B, Pfd., 6.38%(c)	155,386	3,977,882
Synovus Financial Corp.
Series E, Pfd., 5.88%(c)	108,768	2,675,693
Series D, Pfd., 6.30%(b)(c)	62,166	1,551,042
Truist Financial Corp., Series I, Pfd., 5.25% (3 mo. USD LIBOR + 0.53%)(b)(e)	53,603	1,183,018
U.S. Bancorp
Series B, Pfd., 4.68% (3 mo. USD LIBOR + 0.60%)(b)(e)	310,769	6,470,211
Series A, Pfd., 5.10% (3 mo. USD LIBOR + 1.02%)(b)(e)	4,607	3,805,382
Valley National Bancorp
Series A, Pfd., 6.25%(c)	35,889	906,915
Series B, Pfd., 7.25% (3 mo. USD LIBOR + 3.58%)(b)(e)	31,612	800,732
Wells Fargo & Co.
Series Q, Pfd., 5.85%(b)(c)	536,022	13,266,544
Series R, Pfd., 6.63%(c)	260,906	6,590,485
WesBanco, Inc., Series A, Pfd., 6.75%(b)(c)	46,351	1,193,538
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	93,248	1,976,858
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	38,549	984,927
Series E, Pfd., 6.88%(c)	89,313	2,292,665
Zions Bancorporation N.A., Series G, Pfd., 6.30%(c)	42,694	1,076,316

		157,161,732

Capital Markets-6.19%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(c)	7,815,000	7,619,625
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(c)	19,445,000	16,463,109

	Shares	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.26% (3 mo. USD LIBOR + 0.67%)(e)	419,530	$8,688,466
Series A, Pfd., 5.34% (3 mo. USD LIBOR + 0.75%)(b)(e)	233,115	4,895,415
Series C, Pfd., 5.47% (3 mo. USD LIBOR + 0.75%)(e)	62,535	1,321,365
Series J, Pfd., 5.50%(b)(c)	310,769	7,756,794
Series K, Pfd., 6.38%(c)	217,745	5,513,303
Series P, Pfd., 7.73% (3 mo. USD LIBOR + 2.87%)(e)	11,635,000	11,552,392
Morgan Stanley
Series A, Pfd., 4.78% (3 mo. USD LIBOR + 0.70%)(b)(e)	341,816	7,191,809
Series K, Pfd., 5.85%(c)	310,764	7,784,638
Series I, Pfd., 6.38%(c)	310,769	7,884,210
Series F, Pfd., 6.88%(b)(c)	264,153	6,693,637
Series E, Pfd., 7.13%(b)(c)	268,056	6,840,789
State Street Corp.
Series G, Pfd., 5.35%(c)	155,386	3,915,727
Series D, Pfd., 5.90%(b)(c)	233,141	5,833,188

		109,954,467

Diversified Financial Services-1.49%
Citigroup Capital XIII, Pfd., 10.79% (3 mo. USD LIBOR + 6.37%)(b)(e)	698,039	19,712,621
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	30,712	761,351
Equitable Holdings, Inc., Series B, Pfd., 4.95%(c)	3,850,000	3,718,389
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	93,247	2,242,590

		26,434,951

Electric Utilities-0.35%
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	85,493	1,993,697
SCE Trust IV, Series J, Pfd., 5.38%(c)	100,999	2,033,110
SCE Trust V, Series K, Pfd., 5.45%(c)	93,248	2,144,704

		6,171,511

Food Products-0.41%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	153,052	3,933,436
Series 2, Pfd., 7.10%(b)(c)	130,435	3,352,180

		7,285,616

Independent Power and Renewable Electricity Producers-0.18%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(b)(e)(g)	79,541	1,702,177
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(b)(e)(g)	64,226	1,400,769

		3,102,946

Insurance-3.03%
Allstate Corp. (The), Pfd., 5.10%(b)(c)	155,399	3,947,134
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	124,281	2,775,195
Series B, Pfd., 6.63%(c)	93,248	2,268,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Insurance-(continued)
Argo Group International Holdings Ltd., Pfd., 7.00%(c)	46,236	$1,119,373
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(b)(c)	85,493	2,138,180
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	268,056	6,629,025
Series C, Pfd., 6.38%(c)	186,419	4,699,623
Series E, Pfd., 7.75%(c)	160,000	4,164,800
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	124,280	2,928,037
Kemper Corp., Pfd., 5.88%(c)	46,832	971,296
MetLife, Inc.
Series G, Pfd., 3.85%(b)(c)	7,770,000	7,315,843
Series A, Pfd., 4.29% (3 mo. USD LIBOR + 1.00%)(b)(e)	186,419	4,418,130
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	124,280	3,202,696
Pfd., 7.13%(b)(c)	217,509	5,727,012
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(c)	62,164	1,528,613

		53,833,681

Mortgage REITs-3.23%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(c)	37,035	844,768
AGNC Investment Corp.
Series F, Pfd., 6.13%(c)	178,710	3,865,497
Series E, Pfd., 6.50%(c)	125,052	2,809,918
Series D, Pfd., 6.88%(b)(c)	72,999	1,653,427
Series G, Pfd., 7.75%(b)(c)	46,984	1,074,524
Series C, Pfd., 9.19% (3 mo. USD LIBOR + 5.11%)(b)(e)	100,970	2,571,706
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	132,150	3,256,176
Series I, Pfd., 6.75%(b)(c)	137,548	3,356,171
Series F, Pfd., 8.67% (3 mo. USD LIBOR + 4.99%)(b)(e)	223,764	5,603,051
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(c)	88,173	1,881,612
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)(c)	80,709	1,617,408
Series B, Pfd., 8.00%(b)(c)	100,998	2,255,285
Series D, Pfd., 8.00%(c)	62,166	1,317,919
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	34,389	777,879
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(c)	36,841	754,135
Pfd., 6.75%(b)(c)	35,471	799,871
Series C, Pfd., 8.63%(c)	31,800	779,100
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(c)	63,449	1,198,552
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(c)	85,305	1,703,541
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	44,306	840,042
Series E, Pfd., 7.88%(c)	57,577	1,321,968
Series D, Pfd., 8.00%(c)	48,063	977,121
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	60,631	1,446,656
Series A, Pfd., 8.13%(b)(c)	35,471	835,697

	Shares	Value
Mortgage REITs-(continued)
Rithm Capital Corp.
Series C, Pfd., 6.38%(b)(c)	124,083	$2,542,461
Series D, Pfd., 7.00%(b)(c)	144,513	3,124,371
Series B, Pfd., 7.13%(c)	87,771	2,006,445
Series A, Pfd., 7.50%(b)(c)	47,964	1,137,226
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(c)	91,658	1,988,979
Series B, Pfd., 7.63%(c)	89,355	1,922,026
Series A, Pfd., 8.13%(b)(c)	44,353	993,951

		57,257,483

Multi-Utilities-0.83%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	108,840	2,520,735
Pfd., 6.88% (Canada)(b)(c)	89,305	2,176,363
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(c)	6,242,000	6,131,607
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	155,399	3,902,069

		14,730,774

Oil, Gas & Consumable Fuels-2.01%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	49,724	1,247,575
Series C, Pfd., 7.95%(c)	33,910	863,010
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	186,419	4,669,796
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	139,721	3,403,604
Series E, Pfd., 7.60%(c)	248,549	6,047,197
Series D, Pfd., 7.63%(c)	138,205	3,358,381
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(c)	44,250	1,080,585
NGL Energy Partners L.P., Series B, Pfd., 11.94% (3 mo. USD LIBOR + 7.21%)(e)	97,756	2,336,368
NuStar Energy L.P.
Series C, Pfd., 9.00% (3 mo. USD LIBOR + 6.88%)(c)	53,188	1,349,380
Series B, Pfd., 9.13% (3 mo. USD LIBOR + 5.64%)(e)	119,653	2,908,764
Series A, Pfd., 10.25% (3 mo. USD LIBOR + 6.77%)(e)	70,395	1,781,697
NuStar Logistics L.P., Pfd., 10.81% (3 mo. USD LIBOR + 6.73%)(e)	124,084	3,213,776
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(c)	52,437	1,272,122
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	37,697	928,477
Series F, Pfd., 9.50% (Greece)(c)	52,417	1,285,265

		35,745,997

Thrifts & Mortgage Finance-0.34%
Merchants Bancorp
Series B, Pfd., 6.00%(c)	38,548	930,934
Pfd., 8.25%(b)	44,252	1,201,442
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	160,040	3,959,390

		6,091,766

Trading Companies & Distributors-0.57%
Air Lease Corp., Series A, Pfd., 6.15%(c)	77,732	1,909,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Trading Companies & Distributors-(continued)
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(c)	38,513	$870,779
Series A, Pfd., 8.25%(c)	32,493	784,381
Series C, Pfd., 8.25%(c)	33,157	762,611
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(b)(c)	46,369	1,145,314
WESCO International, Inc., Series A, Pfd., 10.63%(c)	167,933	4,646,706

		10,118,889

Transportation Infrastructure-0.06%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(c)	46,236	1,135,556

Total Preferred Stocks (Cost $528,146,031)		489,025,369

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $1,914,130,269)		1,759,794,491

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.86%
Invesco Private Government Fund, 4.58%(h)(i)(j)	43,217,074	$43,217,074
Invesco Private Prime Fund, 4.83%(h)(i)(j)	114,119,553	114,142,373

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $157,360,643)		157,359,447

TOTAL INVESTMENTS IN SECURITIES-107.98% (Cost $2,071,490,912)		1,917,153,938
OTHER ASSETS LESS LIABILITIES-(7.98)%		(141,717,341)

NET ASSETS-100.00%		$1,775,436,597

Investment Abbreviations:

Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 874,550	$124,264,222	$(125,138,772)	$ -	$ -	$ -	$ 172,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$24,555,096	$89,736,935	$(71,074,957)	$-	$-	$43,217,074	$604,189	*

Invesco Private Prime Fund	63,394,192	184,239,330	(133,500,515)	(4,236)	13,602	114,142,373	1,645,685	*

Total	$88,823,838	$398,240,487	$(329,714,244)	$(4,236)	$13,602	$157,359,447	$2,421,909

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	72.32

Energy	11.58

Utilities	8.02

Industrials	3.67

Sector Types Each Less Than 3%	3.53

Money Market Funds Plus Other Assets Less Liabilities	0.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco VRDO Tax-Free ETF (PVI)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.51%
California-12.48%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.35%	04/01/2053	$1,500	$1,500,000
California (State of) Health Facilities Financing Authority (Dignity Health), Series 2011 B, VRD RB, (LOC - Bank of Montreal)(a)(b)	1.40%	03/01/2047	2,400	2,400,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	1.60%	09/01/2033	1,000	1,000,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	1.39%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	1.45%	04/01/2038	1,500	1,500,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.50%	04/01/2039	1,800	1,800,000

				9,500,000

Colorado-3.15%
Colorado Springs (City of), CO, Series 2009 C, Ref. VRD RB(a)	2.78%	11/01/2028	2,400	2,400,000

Connecticut-1.58%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.75%	11/15/2050	1,200	1,200,000

District of Columbia-3.15%
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.84%	04/01/2041	1,300	1,300,000
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.93%	08/15/2038	1,100	1,100,000

				2,400,000

Florida-5.13%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.95%	09/01/2035	1,400	1,400,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.25%	06/01/2048	500	500,000
JEA Electric System, Series 2008 C-2, VRD RB(a)	2.75%	10/01/2034	500	500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	1.97%	10/01/2038	1,500	1,500,000

				3,900,000

Illinois-3.15%
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 C, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.83%	08/15/2052	2,400	2,400,000

Louisiana-3.02%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.50%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	2.93%	07/01/2047	300	300,000

				2,300,000

Maryland-2.76%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	1.82%	06/01/2023	2,100	2,100,000

Massachusetts-3.15%
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2010 A-2, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	01/01/2037	2,400	2,400,000

Minnesota-1.97%
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	1.80%	11/15/2038	1,500	1,500,000

Missouri-0.39%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.24%	04/15/2025	300	300,000

Nevada-1.38%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.95%	07/01/2029	1,050	1,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco VRDO Tax-Free ETF (PVI)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.29%
New Jersey (State of) Economic Development Authority (Institute for Advanced Study), Series 2006 B, Ref. VRD RB(a)	1.75%	07/01/2031	$2,500	$2,500,000

New York-22.08%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	1.80%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp. (The Asia Society Project), Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.80%	04/01/2045	2,300	2,300,000
Geneva (City of), NY Industrial Development Agency, Series 2008, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.88%	12/01/2037	2,300	2,300,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.73%	11/01/2026	1,600	1,600,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.40%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2009 CC, VRD RB(a)	1.83%	06/15/2041	2,000	2,000,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.75%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	1.84%	11/01/2044	1,000	1,000,000
New York City Health and Hospitals Corp., Series 2008 B, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.82%	02/15/2031	2,400	2,400,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	1.65%	10/15/2041	1,200	1,200,000

				16,800,000

North Carolina-6.44%
Charlotte (City of), NC, Series 2013 G, VRD COP(a)	2.75%	06/01/2033	2,500	2,500,000
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2004 A, VRD RB(a)	2.70%	11/01/2034	2,400	2,400,000

				4,900,000

Pennsylvania-8.28%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	1.85%	12/01/2028	1,600	1,600,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System), Series 2007 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.85%	06/01/2037	400	400,000
Haverford Township School District, Series 2009, VRD GO Bonds, (LOC - TD Bank N.A.)(a)(b)	1.65%	03/01/2030	2,000	1,900,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.78%	12/01/2039	2,400	2,400,000

				6,300,000

Texas-8.69%
Houston (City of), TX, Series 2012 A, Ref. VRD RB(a)	1.86%	05/15/2034	2,000	2,000,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	2.83%	05/15/2034	1,400	1,400,000
Pasadena Independent School District, Series 2005 B, VRD GO Bonds, (INS - AGM)(a)(c)	1.85%	02/01/2035	1,800	1,800,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	1.80%	06/01/2046	1,410	1,410,000

				6,610,000

Washington-2.63%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.75%	07/01/2032	2,000	2,000,000

Wisconsin-1.84%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.85%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	1.85%	03/01/2031	1,200	1,200,000

				1,400,000

Wyoming-2.95%
Wyoming (State of) Community Development Authority, Series 2022-2, Ref. VRD RB, (CEP - GNMA)(a)	1.85%	06/01/2048	2,245	2,245,000

TOTAL INVESTMENTS IN SECURITIES(d)-97.51% (Cost $74,205,000)				74,205,000
OTHER ASSETS LESS LIABILITIES-2.49%				1,897,921

NET ASSETS-100.00%				$76,102,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco VRDO Tax-Free ETF (PVI)–(continued)

February 28, 2023

(Unaudited)

Investment Abbreviations:

AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

TD Bank, N.A	19.41%

JPMorgan Chase Bank N.A.	6.73%

Barclays Bank PLC	5.12%

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health, Hospital, Nursing Home Revenue	16.16

Water Revenue	12.62

Miscellaneous Revenue	9.34

Ad Valorem Property Tax	8.94

Highway Tolls Revenue	8.28

Local or GTD Housing	7.94

College & University Revenue	7.88

Electric Power Revenue	6.44

Sales Tax Revenue	4.99

Port, Airport & Marina Revenue	4.01

Lease Revenue	3.68

Intergovenmental Agreement	3.29

Revenue Types Each Less Than 3%	3.94

Other Assets Less Liabilities	2.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

(This Page Intentionally Left Blank)

91

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Assets:
Unaffiliated investments in securities, at value(a)	$603,534,996	$541,197,270	$708,547,415	$693,234,206	$32,913,117
Affiliated investments in securities, at value	13,468,386	-	25,296,721	229,756,577	4,713,126
Cash	-	5,679,390	-	-	140
Deposits with brokers:
Cash segregated as collateral	34,669,514	-	-	-	-
Receivable for:
Dividends and interest	843,801	5,681,455	1,550,026	10,202,789	341,324
Securities lending	5,306	-	176,045	191,459	1,000
Investments sold	-	-	-	10,678,382	214,584
Fund shares sold	9,141,231	-	1,134,859	-	-
Foreign tax reclaims	-	-	-	-	-
Other assets	-	-	-	-	-

Total assets	661,663,234	552,558,115	736,705,066	944,063,413	38,183,291

Liabilities:
Due to custodian	-	-	786,714	208,673	-
Payable for:
Investments purchased	9,145,060	-	1,120,249	10,454,347	221,227
Collateral upon return of securities loaned	13,424,201	-	15,206,037	229,752,307	4,705,454
Collateral upon receipt of securities in-kind	34,669,514	-	-	-	-
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	106,219	121,273	280,558	278,214	5,683
Accrued expenses	-	-	-	643	-
Accrued tax expenses	-	-	-	787	-
Other payables	-	-	-	-	-

Total liabilities	57,344,994	121,273	17,393,558	240,694,971	4,932,364

Net Assets	$604,318,240	$552,436,842	$719,311,508	$703,368,442	$33,250,927

Net assets consist of:
Shares of beneficial interest	$710,468,439	$597,581,981	$862,973,952	$826,366,411	$36,697,922
Distributable earnings (loss)	(106,150,199)	(45,145,139)	(143,662,444)	(122,997,969)	(3,446,995)

Net Assets	$604,318,240	$552,436,842	$719,311,508	$703,368,442	$33,250,927

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,970,000	22,850,000	38,030,000	40,900,000	1,450,000
Net asset value	$28.82	$24.18	$18.91	$17.20	$22.93

Market price	$28.84	$24.16	$18.92	$17.16	$22.94

Unaffiliated investments in securities, at cost	$694,638,171	$581,759,766	$791,674,052	$765,546,886	$35,894,336

Affiliated investments in securities, at cost	$13,468,386	$-	$24,933,447	$229,752,307	$4,713,467

(a) Includes securities on loan with an aggregate value of:	$13,140,463	$-	$14,840,337	$221,314,627	$4,550,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free ETF (PVI)

$2,075,378,271	$87,210,803	$4,905,874,303	$1,471,109,503	$1,085,197,632	$1,759,794,491	$74,205,000
-	-	141,577,852	11,653,879	294,321	157,359,447	-
32,783,628	527,710	-	-	-	-	1,692,462

-	-	6,639	-	83,133	2,340,873	-

22,507,482	1,045,114	34,991,245	17,385,114	1,009,770	20,840,762	219,970
-	-	451,671	-	-	193,685	-
-	-	29,899,226	5,525,447	219,389,844	-	-
2,308,822	-	12,211,562	-	49,301	2,698,324	-
-	-	5,103	-	-	-	-
-	-	375	-	-	1,751	84

2,132,978,203	88,783,627	5,125,017,976	1,505,673,943	1,306,024,001	1,943,229,333	76,117,516

-	-	20,688,624	26,291	-	4,412,199	-

19,945,213	-	34,230,609	-	218,887,668	2,987,750	-
-	-	141,583,077	-	-	157,360,643	-
-	-	6,936	-	83,133	2,340,873	-
-	-	-	5,263,134	-	-	-
460,333	19,430	1,900,921	331,237	64,399	687,132	14,595
-	-	-	-	-	4,139	-
-	-	-	-	-	-	-
-	-	-	55,855	-	-	-

20,405,546	19,430	198,410,167	5,676,517	219,035,200	167,792,736	14,595

$2,112,572,657	$88,764,197	$4,926,607,809	$1,499,997,426	$1,086,988,801	$1,775,436,597	$76,102,921

$2,343,762,145	$100,384,550	$6,280,197,621	$1,788,558,351	$1,089,390,167	$1,991,185,106	$75,890,258
(231,189,488)	(11,620,353)	(1,353,589,812)	(288,560,925)	(2,401,366)	(215,748,509)	212,663

$2,112,572,657	$88,764,197	$4,926,607,809	$1,499,997,426	$1,086,988,801	$1,775,436,597	$76,102,921

91,500,000	4,000,000	402,500,000	57,000,000	10,320,001	76,200,000	3,050,000
$23.09	$22.19	$12.24	$26.32	$105.33	$23.30	$24.95

$23.13	$22.21	$12.22	$26.25	$105.34	$23.19	$24.96

$2,288,044,212	$96,841,294	$5,845,501,889	$1,705,050,806	$1,087,090,532	$1,914,130,269	$74,205,000

$-	$-	$141,583,077	$11,653,879	$294,321	$157,360,643	$-

$-	$-	$138,349,202	$-	$-	$152,260,647	$-

93

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Investment income:
Unaffiliated interest income	$6,282,222	$8,699,660	$-	$16,182,962	$530,597
Unaffiliated dividend income	-	-	34,992,611	-	-
Affiliated dividend income	3,235	-	732,256	51,339	999
Securities lending income, net	32,188	-	2,111,760	1,159,551	8,460
Foreign withholding tax	-	-	-	-	-

Total investment income	6,317,645	8,699,660	37,836,627	17,393,852	540,056

Expenses:
Unitary management fees	634,738	789,049	1,713,767	1,809,006	35,602
Tax expenses	-	-	-	650	-

Total expenses	634,738	789,049	1,713,767	1,809,656	35,602

Less: Waivers	(101)	-	(92)	(1,346)	(25)

Net expenses	634,637	789,049	1,713,675	1,808,310	35,577

Net investment income	5,683,008	7,910,611	36,122,952	15,585,542	504,479

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(10,255,117)	(470,022)	(19,364,294)	(8,457,978)	(276,901)
Affiliated investment securities	(2,094)	-	(161,158)	23,376	1,241
Unaffiliated in-kind redemptions	(2,932,259)	(3,836,748)	4,125,072	(485,598)	(54,020)
Affiliated in-kind redemptions	-	-	31,867	-	-
Distributions of underlying fund shares	-	-	962,620	-	-

Net realized gain (loss)	(13,189,470)	(4,306,770)	(14,405,893)	(8,920,200)	(329,680)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(21,690,696)	2,291,842	(17,558,439)	9,613,851	(298,119)
Affiliated investment securities	(85)	-	395,393	(6,654)	(636)

Change in net unrealized appreciation (depreciation)	(21,690,781)	2,291,842	(17,163,046)	9,607,197	(298,755)

Net realized and unrealized gain (loss)	(34,880,251)	(2,014,928)	(31,568,939)	686,997	(628,435)

Net increase (decrease) in net assets resulting from operations	$(29,197,243)	$5,895,683	$4,554,013	$16,272,539	$(123,956)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free ETF (PVI)

$31,739,216	$1,469,019	$-	$29,728,804	$16,619,246	$35,421,111	$842,983
-	-	159,119,420	-	-	13,607,608	-
-	-	210,119	265,544	4,925	172,035	-
-	-	3,645,724	-	-	1,348,954	-
-	-	(72,706)	-	-	-	-

31,739,216	1,469,019	162,902,557	29,994,348	16,624,171	50,549,708	842,983

2,791,615	133,076	12,316,073	2,171,374	385,513	4,465,185	91,254
-	-	-	-	-	(2,331)	-

2,791,615	133,076	12,316,073	2,171,374	385,513	4,462,854	91,254

-	-	(5,235)	(6,123)	(104)	(4,296)	-

2,791,615	133,076	12,310,838	2,165,251	385,409	4,458,558	91,254

28,947,601	1,335,943	150,591,719	27,829,097	16,238,762	46,091,150	751,729

140,933	652	(73,638,483)	(1,162,904)	(426,093)	(3,188,300)	-
-	-	30,910	-	-	13,602	-
(9,778,233)	(1,912,854)	(90,295,977)	(46,865,106)	(3,582)	(6,174,199)	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-

(9,637,300)	(1,912,202)	(163,903,550)	(48,028,010)	(429,675)	(9,348,897)	-

(10,143,722)	977,163	82,406,400	(19,762,810)	(682,739)	41,714,904	-
-	-	(15,291)	-	-	(4,236)	-

(10,143,722)	977,163	82,391,109	(19,762,810)	(682,739)	41,710,668	-

(19,781,022)	(935,039)	(81,512,441)	(67,790,820)	(1,112,414)	32,361,771	-

$9,166,579	$400,904	$69,079,278	$(39,961,723)	$15,126,348	$78,452,921	$751,729

95

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$5,683,008	$6,952,617	$7,910,611	$13,173,518
Net realized gain (loss)	(13,189,470)	(4,006,783)	(4,306,770)	(7,212,417)
Change in net unrealized appreciation (depreciation)	(21,690,781)	(76,527,372)	2,291,842	(77,560,004)

Net increase (decrease) in net assets resulting from operations	(29,197,243)	(73,581,538)	5,895,683	(71,598,903)

Distributions to Shareholders from:
Distributable earnings	(5,675,981)	(6,811,810)	(7,881,264)	(13,116,870)

Shareholder Transactions:
Proceeds from shares sold	146,854,244	292,247,963	71,167,045	316,170,686
Value of shares repurchased	(32,649,349)	(101,702,826)	(83,590,165)	(184,993,863)
Transaction fees	-	-	189,030	167,164

Net increase (decrease) in net assets resulting from share transactions	114,204,895	190,545,137	(12,234,090)	131,343,987

Net increase (decrease) in net assets	79,331,671	110,151,789	(14,219,671)	46,628,214

Net assets:
Beginning of period	524,986,569	414,834,780	566,656,513	520,028,299

End of period	$604,318,240	$524,986,569	$552,436,842	$566,656,513

Changes in Shares Outstanding:
Shares sold	5,060,000	8,920,000	3,050,000	12,100,000
Shares repurchased	(1,160,000)	(3,050,000)	(3,500,000)	(7,350,000)
Shares outstanding, beginning of period	17,070,000	11,200,000	23,300,000	18,550,000

Shares outstanding, end of period	20,970,000	17,070,000	22,850,000	23,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco CEF Income Composite ETF (PCEF)		Invesco Fundamental High Yield® Corporate Bond (PHB)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)		Invesco National AMT-Free Municipal Bond ETF (PZA)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$36,122,952	$42,653,786	$15,585,542	$28,313,337	$504,479	$906,925	$28,947,601	$55,779,017
(14,405,893)	21,976,401	(8,920,200)	(6,034,695)	(329,680)	(409,138)	(9,637,300)	(5,568,524)
(17,163,046)	(198,740,547)	9,607,197	(110,393,815)	(298,755)	(4,827,837)	(10,143,722)	(348,902,790)

4,554,013	(134,110,360)	16,272,539	(88,115,173)	(123,956)	(4,330,050)	9,166,579	(298,692,297)

(31,376,478)	(61,183,888)	(13,621,987)	(27,650,176)	(481,750)	(1,402,413)	(28,666,218)	(55,215,531)

66,012,688	111,602,774	68,657,719	437,180,445	11,516,140	-	311,983,568	292,331,443
(47,737,741)	(144,003,993)	(110,420,313)	(413,569,379)	(7,028,579)	(17,604,857)	(164,327,307)	(424,957,734)
-	-	-	-	-	-	489,876	91,939

18,274,947	(32,401,219)	(41,762,594)	23,611,066	4,487,561	(17,604,857)	148,146,137	(132,534,352)

(8,547,518)	(227,695,467)	(39,112,042)	(92,154,283)	3,881,855	(23,337,320)	128,646,498	(486,442,180)

727,859,026	955,554,493	742,480,484	834,634,767	29,369,072	52,706,392	1,983,926,159	2,470,368,339

$719,311,508	$727,859,026	$703,368,442	$742,480,484	$33,250,927	$29,369,072	$2,112,572,657	$1,983,926,159

3,540,000	4,940,000	4,000,000	23,200,000	500,000	-	13,550,000	11,400,000
(2,570,000)	(6,710,000)	(6,400,000)	(22,500,000)	(300,000)	(700,000)	(7,200,000)	(17,100,000)
37,060,000	38,830,000	43,300,000	42,600,000	1,250,000	1,950,000	85,150,000	90,850,000

38,030,000	37,060,000	40,900,000	43,300,000	1,450,000	1,250,000	91,500,000	85,150,000

97

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco New York AMT-Free Municipal Bond ETF (PZT)		Invesco Preferred ETF (PGX)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$1,335,943	$2,680,437	$150,591,719	$331,024,608
Net realized gain (loss)	(1,912,202)	269,013	(163,903,550)	(87,574,928)
Change in net unrealized appreciation (depreciation)	977,163	(17,648,223)	82,391,109	(1,250,666,639)

Net increase (decrease) in net assets resulting from operations	400,904	(14,698,773)	69,079,278	(1,007,216,959)

Distributions to Shareholders from:
Distributable earnings	(1,310,966)	(3,228,725)	(150,570,169)	(329,297,652)

Shareholder Transactions:
Proceeds from shares sold	-	19,745,147	291,610,097	563,220,718
Value of shares repurchased	(25,464,373)	(7,693,691)	(711,128,396)	(1,258,333,969)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(25,464,373)	12,051,456	(419,518,299)	(695,113,251)

Net increase (decrease) in net assets	(26,374,435)	(5,876,042)	(501,009,190)	(2,031,627,862)

Net assets:
Beginning of period	115,138,632	121,014,674	5,427,616,999	7,459,244,861

End of period	$88,764,197	$115,138,632	$4,926,607,809	$5,427,616,999

Changes in Shares Outstanding:
Shares sold	-	850,000	24,300,000	39,950,000
Shares repurchased	(1,150,000)	(300,000)	(60,600,000)	(94,850,000)
Shares outstanding, beginning of period	5,150,000	4,600,000	438,800,000	493,700,000

Shares outstanding, end of period	4,000,000	5,150,000	402,500,000	438,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco Taxable Municipal Bond ETF (BAB)		Invesco Treasury Collateral ETF (CLTL)		Invesco Variable Rate Preferred ETF (VRP)		Invesco VRDO Tax-Free ETF ETF (PVI)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$27,829,097	$59,504,354	$16,238,762	$3,366,521	$46,091,150	$83,187,070	$751,729	$117,934
(48,028,010)	(38,036,231)	(429,675)	(565,317)	(9,348,897)	(13,855,965)	-	-
(19,762,810)	(401,150,677)	(682,739)	(1,220,760)	41,710,668	(255,368,086)	-	-

(39,961,723)	(379,682,554)	15,126,348	1,580,444	78,452,921	(186,036,981)	751,729	117,934

(27,311,714)	(59,550,150)	(16,474,068)	(2,779,153)	(48,689,303)	(94,506,497)	(571,872)	(85,128)

17,231,650	335,942,885	383,589,202	412,742,381	51,280,501	371,674,908	19,925,844	27,351,001
(286,656,632)	(426,510,826)	(120,114,980)	(254,486,811)	(196,816,668)	(130,346,472)	(7,471,963)	(12,432,229)
29,791	991,060	-	-	-	-	-	-

(269,395,191)	(89,576,881)	263,474,222	158,255,570	(145,536,167)	241,328,436	12,453,881	14,918,772

(336,668,628)	(528,809,585)	262,126,502	157,056,861	(115,772,549)	(39,215,042)	12,633,738	14,951,578

1,836,666,054	2,365,475,639	824,862,299	667,805,438	1,891,209,146	1,930,424,188	63,469,183	48,517,605

$1,499,997,426	$1,836,666,054	$1,086,988,801	$824,862,299	$1,775,436,597	$1,891,209,146	$76,102,921	$63,469,183

650,000	10,900,000	3,640,000	3,910,000	2,300,000	14,800,000	800,000	1,100,000
(11,000,000)	(14,050,000)	(1,140,000)	(2,410,000)	(8,700,000)	(5,600,000)	(300,000)	(500,000)
67,350,000	70,500,000	7,820,001	6,320,001	82,600,000	73,400,000	2,550,000	1,950,000

57,000,000	67,350,000	10,320,001	7,820,001	76,200,000	82,600,000	3,050,000	2,550,000

99

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$30.75		$37.04	$39.21	$36.19	$31.68		$32.59		$33.81

Net investment income(a)	0.32		0.53	0.41	0.47	0.69		0.57		0.66
Net realized and unrealized gain (loss) on investments	(1.93)		(6.31)	(2.21)	3.04	4.51		(0.91)		(1.22)

Total from investment operations	(1.61)		(5.78)	(1.80)	3.51	5.20		(0.34)		(0.56)

Distributions to shareholders from:
Net investment income	(0.32)		(0.51)	(0.37)	(0.49)	(0.69)		(0.57)		(0.66)

Net asset value at end of period	$28.82		$30.75	$37.04	$39.21	$36.19		$31.68		$32.59

Market price at end of period(b)	$28.84		$30.65	$37.04	$39.14	$36.23		$31.64		$32.59

Net Asset Value Total Return(c)	(5.23)%		(15.71)%	(4.60)%	9.82%	16.71%		(1.04)%		(1.63)%
Market Price Total Return(c)	(4.86)%		(15.99)%	(4.43)%	9.50%	16.98%		(1.17)%		(1.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$604,318		$524,987	$414,835	$203,903	$179,124		$153,634		$187,393
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.26	%(e)	0.25	%(d)	0.25%
Net investment income	2.24	%(d)	1.57%	1.12%	1.25%	2.13	%(e)	2.13	%(d)	2.02%
Portfolio turnover rate(f)	13%		5%	3%	9%	5%		5%		5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights–(continued)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.32		$28.03	$27.64	$27.62	$25.86	$26.09		$26.15

Net investment income(a)	0.33		0.59	0.64	0.67	0.67	0.54		0.65
Net realized and unrealized gain (loss) on investments	(0.14)		(3.72)	0.40	0.02	1.76	(0.23)		(0.07)

Total from investment operations	0.19		(3.13)	1.04	0.69	2.43	0.31		0.58

Distributions to shareholders from:
Net investment income	(0.34)		(0.59)	(0.65)	(0.67)	(0.67)	(0.53)		(0.65)
Return of capital	-		-	-	-	-	(0.01)		(0.01)

Total distributions	(0.34)		(0.59)	(0.65)	(0.67)	(0.67)	(0.54)		(0.66)

Transaction fees(a)	0.01		0.01	-	0.00 (b)	0.00 (b)	0.00	(b)	0.02

Net asset value at end of period	$24.18		$24.32	$28.03	$27.64	$27.62	$25.86		$26.09

Market price at end of period(c)	$24.16		$24.23	$28.05	$27.58	$27.62	$25.83		$26.08

Net Asset Value Total Return(d)	0.83%		(11.28)%	3.80%	2.56%	9.58%	1.22%		2.36%
Market Price Total Return(d)	1.12%		(11.66)%	4.10%	2.34%	9.70%	1.15%		2.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$552,437		$566,657	$520,028	$451,918	$346,602	$250,796		$237,413
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28%	0.28	%(e)	0.28%
Net investment income	2.81	%(e)	2.25%	2.31%	2.46%	2.55%	2.49	%(e)	2.52%
Portfolio turnover rate(f)	2%		3%	7%	12%	13%	6%		24%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights–(continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$19.64		$24.61	$20.92	$22.35	$22.99	$23.96		$22.23

Net investment income(a)(b)	0.97		1.11	0.98	1.35	1.18	1.26		1.13
Net realized and unrealized gain (loss) on investments	(0.85)		(4.48)	4.33	(1.05)	(0.19)	(0.84)		2.28

Total from investment operations	0.12		(3.37)	5.31	0.30	0.99	0.42		3.41

Distributions to shareholders from:
Net investment income	(0.85)		(1.60)	(1.62)	(1.73)	(1.63)	(1.39)		(1.13)
Return of capital	-		-	-	-	-	-		(0.55)

Total distributions	(0.85)		(1.60)	(1.62)	(1.73)	(1.63)	(1.39)		(1.68)

Net asset value at end of period	$18.91		$19.64	$24.61	$20.92	$22.35	$22.99		$23.96

Market price at end of period(c)	$18.92		$19.63	$24.64	$20.91	$22.35	$23.01		$23.96

Net Asset Value Total Return(d)	0.77%		(14.04)%	26.36%	1.84%	4.72%	1.85%		15.86%
Market Price Total Return(d)	0.87%		(14.18)%	26.58%	1.80%	4.62%	1.94%		15.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$719,312		$727,859	$955,554	$756,106	$760,959	$723,177		$703,177
Ratio to average net assets of:
Expenses(e)	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50	%(f)	0.50%
Net investment income(b)	10.54	%(f)	5.03%	4.30%	6.36%	5.35%	6.53	%(f)	4.85%
Portfolio turnover rate(g)	8%		21%	25%	21%	20%	12%		15%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights—(continued)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$17.15		$19.59	$18.90	$19.06	$18.56	$19.08		$18.79

Net investment income(a)	0.37		0.61	0.68	0.76	0.77	0.64		0.80
Net realized and unrealized gain (loss) on investments	0.00	(b)	(2.45)	0.71	(0.15)	0.51	(0.52)		0.29

Total from investment operations	0.37		(1.84)	1.39	0.61	1.28	0.12		1.09

Distributions to shareholders from:
Net investment income	(0.32)		(0.60)	(0.70)	(0.77)	(0.78)	(0.64)		(0.80)

Net asset value at end of period	$17.20		$17.15	$19.59	$18.90	$19.06	$18.56		$19.08

Market price at end of period(c)	$17.16		$17.07	$19.61	$18.89	$19.07	$18.55		$19.07

Net Asset Value Total Return(d)	2.19%		(9.55)%	7.49%	3.38%	7.12%	0.70%		5.96%
Market Price Total Return(d)	2.42%		(10.06)%	7.66%	3.28%	7.25%	0.70%		6.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$703,368		$742,480	$834,635	$757,811	$760,546	$948,530		$1,197,922
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50	%(e)	0.50%
Net investment income	4.31	%(e)	3.29%	3.55%	4.09%	4.18%	4.12	%(e)	4.23%
Portfolio turnover rate(f)	11%		44%	32%	35%	17%	12%		9%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights–(continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$23.50		$27.03	$27.40	$26.33	$24.80		$25.63		$25.85

Net investment income(a)	0.36		0.57	0.60	0.71	0.76		0.57		0.65
Net realized and unrealized gain (loss) on investments	(0.59)		(3.25)	(0.26)	1.07	1.53		(0.83)		(0.22)

Total from investment operations	(0.23)		(2.68)	0.34	1.78	2.29		(0.26)		0.43

Distributions to shareholders from:
Net investment income	(0.34)		(0.56)	(0.61)	(0.71)	(0.76)		(0.57)		(0.65)
Net realized gains	-		(0.29)	(0.10)	-	-		-		-
Return of capital	-		-	-	-	-		(0.00	)(b)	-

Total distributions	(0.34)		(0.85)	(0.71)	(0.71)	(0.76)		(0.57)		(0.65)

Net asset value at end of period	$22.93		$23.50	$27.03	$27.40	$26.33		$24.80		$25.63

Market price at end of period(c)	$22.94		$23.43	$27.04	$27.39	$26.31		$24.80		$25.62

Net Asset Value Total Return(d)	(0.96)%		(10.10)%	1.25%	6.91%	9.45%		(1.01)%		1.73%
Market Price Total Return(d)	(0.62)%		(10.39)%	1.34%	6.95%	9.36%		(0.98)%		1.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,251		$29,369	$52,706	$63,030	$92,171		$106,620		$49,970
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22%	0.22%	0.22%	0.23	%(f)	0.22	%(e)	0.22%
Net investment income	3.12	%(e)	2.23%	2.21%	2.68%	3.03	%(f)	2.77	%(e)	2.53%
Portfolio turnover rate(g)	11%		30%	34%	36%	28%		24%		42%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)The	mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights–(continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$23.30		$27.19	$26.74	$26.76	$25.11	$25.58		$25.69

Net investment income(a)	0.33		0.62	0.63	0.68	0.76	0.65		0.77
Net realized and unrealized gain (loss) on investments	(0.22)		(3.90)	0.46	(0.02)	1.65	(0.46)		(0.11)

Total from investment operations	0.11		(3.28)	1.09	0.66	2.41	0.19		0.66

Distributions to shareholders from:
Net investment income	(0.33)		(0.61)	(0.64)	(0.69)	(0.76)	(0.66)		(0.78)

Transaction fees(a)	0.01		0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00	(b)	0.01

Net asset value at end of period	$23.09		$23.30	$27.19	$26.74	$26.76	$25.11		$25.58

Market price at end of period(c)	$23.13		$23.26	$27.21	$26.73	$26.80	$25.12		$25.55

Net Asset Value Total Return(d)	0.52%		(12.21)%	4.11%	2.60%	9.83%	0.77%		2.70%
Market Price Total Return(d)	0.87%		(12.42)%	4.23%	2.42%	9.96%	0.93%		2.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,112,573		$1,983,926	$2,470,368	$2,677,153	$2,005,998	$1,659,981		$1,611,258
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28%	0.28	%(e)	0.28%
Net investment income	2.90	%(e)	2.42%	2.32%	2.59%	2.99%	3.10	%(e)	3.06%
Portfolio turnover rate(f)	1%		4%	10%	15%	11%	8%		23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights–(continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.36		$26.31	$25.67	$25.68	$23.99		$24.47		$24.64

Net investment income(a)	0.31		0.58	0.61	0.67	0.69		0.58		0.73
Net realized and unrealized gain (loss) on investments	(0.17)		(3.83)	0.66	(0.01)	1.70		(0.47)		(0.17)

Total from investment operations	0.14		(3.25)	1.27	0.66	2.39		0.11		0.56

Distributions to shareholders from:
Net investment income	(0.31)		(0.58)	(0.63)	(0.67)	(0.70)		(0.59)		(0.73)
Net realized gains	-		(0.12)	-	-	-		-		-

Total distributions	(0.31)		(0.70)	(0.63)	(0.67)	(0.70)		(0.59)		(0.73)

Net asset value at end of period	$22.19		$22.36	$26.31	$25.67	$25.68		$23.99		$24.47

Market price at end of period(b)	$22.21		$22.36	$26.29	$25.73	$25.70		$23.92		$24.53

Net Asset Value Total Return(c)	0.64%		(12.55)%	5.00%	2.66%	10.17%		0.46%		2.37%
Market Price Total Return(c)	0.74%		(12.49)%	4.66%	2.83%	10.58%		(0.08)%		2.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,764		$115,139	$121,015	$98,829	$79,601		$63,577		$66,061
Ratio to average net assets of:
Expenses	0.28	%(d)	0.28%	0.28%	0.28%	0.29	%(e)	0.28	%(d)	0.28%
Net investment income	2.81	%(d)	2.37%	2.35%	2.64%	2.84	%(e)	2.89	%(d)	3.01%
Portfolio turnover rate(f)	2%		6%	15%	12%	11%		7%		22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights–(continued)

Invesco Preferred ETF (PGX)

	Six Months Ended February 28, 2023		Years Ended August 31,								Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022		2021		2020		2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.37		$15.11		$14.86		$14.93		$14.60		$14.97		$14.96

Net investment income(a)	0.36		0.69		0.73		0.75		0.78		0.71		0.84
Net realized and unrealized gain (loss) on investments	(0.13)		(2.74)		0.26		(0.06)		0.36		(0.40)		0.02

Total from investment operations	0.23		(2.05)		0.99		0.69		1.14		0.31		0.86

Distributions to shareholders from:
Net investment income	(0.36)		(0.69)		(0.74)		(0.76)		(0.81)		(0.68)		(0.85)

Net asset value at end of period	$12.24		$12.37		$15.11		$14.86		$14.93		$14.60		$14.97

Market price at end of period(b)	$12.22		$12.37		$15.12		$14.91		$14.97		$14.62		$14.96

Net Asset Value Total Return(c)	2.02%		(13.85)%		6.81%		4.98%		8.23%		2.18%		5.97%
Market Price Total Return(c)	1.85%		(13.91)%		6.52%		5.04%		8.37%		2.39%		5.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,926,608		$5,427,617		$7,459,245		$6,260,956		$5,352,615		$5,378,011		$5,333,535
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(d)(e)	0.50%
Net investment income	6.11	%(d)	5.01	%(e)	4.89	%(e)	5.20	%(e)	5.45	%(e)	5.83	%(d)(e)	5.66%
Portfolio turnover rate(f)	7%		11%		25%		18%		15%		16%		10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Financial Highlights–(continued)

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021		2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$27.27		$33.55	$33.40		$32.83	$29.66	$30.38		$30.68

Net investment income(a)	0.47		0.85	0.85		1.07	1.23	1.01		1.21
Net realized and unrealized gain (loss) on investments	(0.96)		(6.28)	0.16		0.58	3.14	(0.72)		(0.32)

Total from investment operations	(0.49)		(5.43)	1.01		1.65	4.37	0.29		0.89

Distributions to shareholders from:
Net investment income	(0.46)		(0.86)	(0.86)		(1.10)	(1.23)	(1.02)		(1.21)

Transaction fees(a)	0.00	(b)	0.01	-		0.02	0.03	0.01		0.02

Net asset value at end of period	$26.32		$27.27	$33.55		$33.40	$32.83	$29.66		$30.38

Market price at end of period(c)	$26.25		$27.24	$33.46		$33.41	$32.97	$29.51		$30.45

Net Asset Value Total Return(d)	(1.76)%		(16.38)%	3.08%		5.28%	15.31%	1.02%		3.14%
Market Price Total Return(d)	(1.91)%		(16.23)%	2.78%		4.88%	16.39%	0.29%		3.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,499,997		$1,836,666	$2,365,476		$2,005,861	$1,308,223	$938,871		$972,235
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28	%(f)	0.27%	0.28%	0.28	%(e)	0.28	%(f)
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28	%(f)	0.28%	0.28%	0.28	%(e)	0.28	%(f)
Net investment income	3.59	%(e)	2.78%	2.58	%(f)	3.32%	4.06%	4.06	%(e)	4.05	%(f)
Portfolio turnover rate(g)	1%		3%	5%		18%	7%	4%		6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Financial Highlights–(continued)

Invesco Treasury Collateral ETF (CLTL)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		For the Period January 10, 2017(a) Through October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$105.48		$105.67	$105.77	$105.60	$105.48	$105.93		$105.35

Net investment income(b)	1.76		0.50	0.09	1.27	2.39	1.28		0.66
Net realized and unrealized gain
(loss) on investments	(0.16)		(0.33)	(0.06)	0.37	0.16	0.00	(c)	(0.08)

Total from investment operations	1.60		0.17	0.03	1.64	2.55	1.28		0.58

Distributions to shareholders from:
Net investment income	(1.75)		(0.34)	(0.09)	(1.45)	(2.43)	(1.73)		-
Net realized gains	-		(0.02)	(0.04)	(0.02)	-	-		-

Total distributions	(1.75)		(0.36)	(0.13)	(1.47)	(2.43)	(1.73)		-

Net asset value at end of period	$105.33		$105.48	$105.67	$105.77	$105.60	$105.48		$105.93

Market price at end of period(d)	$105.34		$105.51	$105.68	$105.78	$105.62	$105.54		$105.94

Net Asset Value Total Return(e)	1.54%		0.15%	0.03%	1.56%	2.44%	1.22%		0.55	%(f)
Market Price Total Return(e)	1.53%		0.18%	0.04%	1.55%	2.41%	1.27%		0.56	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,086,989		$824,862	$667,805	$938,170	$547,018	$468,323		$454,429
Ratio to average net assets of:
Expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08	%(g)	0.08	%(g)
Net investment income	3.37	%(g)	0.48%	0.09%	1.20%	2.27%	1.45	%(g)	0.77	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (January 12, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Financial Highlights–(continued)

Invesco Variable Rate Preferred ETF (VRP)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.90		$26.30	$24.96	$25.28	$25.14	$25.87		$25.33

Net investment income(a)	0.58		1.03	1.07	1.13	1.14	0.91		1.21
Net realized and unrealized gain (loss) on investments	0.43		(3.26)	1.38	(0.31)	0.33	(0.66)		0.56

Total from investment operations	1.01		(2.23)	2.45	0.82	1.47	0.25		1.77

Distributions to shareholders from:
Net investment income	(0.61)		(1.17)	(1.11)	(1.14)	(1.33)	(0.98)		(1.23)

Net asset value at end of period	$23.30		$22.90	$26.30	$24.96	$25.28	$25.14		$25.87

Market price at end of period(b)	$23.19		$22.86	$26.38	$25.01	$25.33	$25.11		$25.94

Net Asset Value Total Return(c)	4.54%		(8.63)%	10.00%	3.48%	6.17%	1.01%		7.18%
Market Price Total Return(c)	4.24%		(9.06)%	10.11%	3.51%	6.52%	0.62%		7.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,775,437		$1,891,209	$1,930,424	$1,472,807	$1,529,601	$2,192,114		$1,890,954
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)	0.50%
Net investment income	5.16	%(d)	4.21%	4.14%	4.61%	4.63%	4.31	%(d)	4.72%
Portfolio turnover rate(e)	5%		9%	15%	22%	13%	7%		4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco VRDO Tax-Free ETF (PVI)

	Six Months Ended February 28, 2023		Years Ended August 31,								Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022		2021		2020		2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.89		$24.88		$24.93		$24.93		$24.93		$24.93		$24.93

Net investment income (loss)(a)	0.25		0.05		(0.05)		0.17		0.31		0.20		0.13
Net realized and unrealized gain (loss) on investments.	-		(0.01	)(b)	0.00	(c)	(0.00	)(c)	-		-		(0.00	)(c)

Total from investment operations	0.25		0.04		(0.05)		0.17		0.31		0.20		0.13

Distributions to shareholders from:
Net investment income	(0.19)		(0.03)		(0.00	)(c)	(0.17)		(0.31)		(0.20)		(0.13)
Return of capital	-		-		-		-		-		-		(0.00	)(c)

Total distributions.	(0.19)		(0.03)		(0.00	)(c)	(0.17)		(0.31)		(0.20)		(0.13)

Net asset value at end of period	$24.95		$24.89		$24.88		$24.93		$24.93		$24.93		$24.93

Market price at end of period(d)	$24.96		$24.89		$24.88		$24.93		$24.96		$24.93		$24.93

Net Asset Value Total Return(e)	1.01%		0.17%		(0.20)%		0.69%		1.26%		0.82%		0.51%
Market Price Total Return(e)	1.05%		0.17%		(0.20)%		0.58%		1.38%		0.82%		0.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,103		$63,469		$48,518		$49,855		$57,338		$62,327		$83,512
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%		0.25%		0.26	%(g)	0.25	%(f)	0.25%
Net investment income (loss)	2.06	%(f)	0.22%		(0.19)%		0.70%		1.25	%(g)	0.98	%(f)	0.51%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco 1-30 Laddered Treasury ETF (PLW)	"1-30 Laddered Treasury ETF"

Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"

Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	"Fundamental High Yield® Corporate Bond ETF"

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"

Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"

Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"

Invesco Preferred ETF (PGX)	"Preferred ETF"

Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"

Invesco Treasury Collateral ETF (CLTL)	"Treasury Collateral ETF"

Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"

Invesco VRDO Tax-Free ETF (PVI)	"VRDO Tax-Free ETF"

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index

California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index

CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM

Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index

Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index

National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index

New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index

Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index

Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index

Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index

Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index

VRDO Tax-Free ETF	ICE US Municipal AMT-Free VRDO Constrained Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting

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the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

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C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

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international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by those Funds as listed below:

Amount

CEF Income Composite ETF	$201,140

Preferred ETF	310,030

Variable Rate Preferred ETF	56,023

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or

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removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Transition Risk. Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority ("FCA"), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

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If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the

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market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

1-30 Laddered Treasury ETF	0.25%

California AMT-Free Municipal Bond ETF	0.28%

CEF Income Composite ETF	0.50%

Fundamental High Yield® Corporate Bond ETF	0.50%

Fundamental Investment Grade Corporate Bond ETF	0.22%

National AMT-Free Municipal Bond ETF	0.28%

New York AMT-Free Municipal Bond ETF	0.28%

Preferred ETF	0.50%

Taxable Municipal Bond ETF	0.28%

Treasury Collateral ETF	0.08%

Variable Rate Preferred ETF	0.50%

VRDO Tax-Free ETF	0.25%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver

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does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury ETF	$101

California AMT-Free Municipal Bond ETF	-

CEF Income Composite ETF	92

Fundamental High Yield® Corporate Bond ETF	1,346

Fundamental Investment Grade Corporate Bond ETF	25

National AMT-Free Municipal Bond ETF	-

New York AMT-Free Municipal Bond ETF	-

Preferred ETF	5,235

Taxable Municipal Bond ETF	6,123

Treasury Collateral ETF	104

Variable Rate Preferred ETF	4,296

VRDO Tax-Free ETF	-

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

1-30 Laddered Treasury ETF	Nasdaq, Inc.

California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

CEF Income Composite ETF	S-Network Global Indexes, LLC

Fundamental High Yield® Corporate Bond ETF	Research Affiliates®

Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®

National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

Preferred ETF	ICE Data Indices, LLC

Taxable Municipal Bond ETF	ICE Data Indices, LLC

Treasury Collateral ETF	ICE Data Indices, LLC

Variable Rate Preferred ETF	ICE Data Indices, LLC

VRDO Tax-Free ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

CEF Income Composite ETF	$7,476

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is

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made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Taxable Municipal Bond ETF	$127,950	$-	$-

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023, for each Fund (except for California AMT-Free Municipal Bond ETF, Fundamental High Yield® Corporate Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free ETF). As of February 28, 2023, all of the securities in California AMT-Free Municipal Bond ETF, Fundamental High Yield® Corporate Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

1-30 Laddered Treasury ETF

Investments in Securities

U.S. Treasury Securities	$-	$603,534,996	$-	$603,534,996

Money Market Funds	44,185	13,424,201	-	13,468,386

Total Investments	$44,185	$616,959,197	$-	$617,003,382

CEF Income Composite ETF

Investments in Securities

Closed-End Funds	$718,638,099	$-	$-	$718,638,099

Money Market Funds	-	15,206,037	-	15,206,037

Total Investments	$718,638,099	$15,206,037	$-	$733,844,136

Fundamental Investment Grade Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$32,913,117	$-	$32,913,117

Money Market Funds	8,013	4,705,113	-	4,713,126

Total Investments	$8,013	$37,618,230	$-	$37,626,243

Preferred ETF

Investments in Securities

Preferred Stocks	$4,899,474,247	$6,400,056	$-	$4,905,874,303

Money Market Funds	-	141,577,852	-	141,577,852

Total Investments	$4,899,474,247	$147,977,908	$-	$5,047,452,155

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	Level 1	Level 2	Level 3	Total

Taxable Municipal Bond ETF

Investments in Securities

Municipal Obligations	$-	$1,464,758,281	$-	$1,464,758,281

U.S. Dollar Denominated Bonds & Notes	-	6,351,222	-	6,351,222

Money Market Funds	11,653,879	-	-	11,653,879

Total Investments	$11,653,879	$1,471,109,503	$-	$1,482,763,382

Treasury Collateral ETF

Investments in Securities

U.S. Treasury Securities	$-	$1,085,197,632	$-	$1,085,197,632

Money Market Funds	294,321	-	-	294,321

Total Investments	$294,321	$1,085,197,632	$-	$1,085,491,953

Variable Rate Preferred ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,270,769,122	$-	$1,270,769,122

Preferred Stocks	391,980,176	97,045,193	-	489,025,369

Money Market Funds	-	157,359,447	-	157,359,447

Total Investments	$391,980,176	$1,525,173,762	$-	$1,917,153,938

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

1-30 Laddered Treasury ETF	$299,079	$561,956	$861,035

California AMT-Free Municipal Bond ETF	255,013	23,088	278,101

CEF Income Composite ETF	13,045,822	21,784,535	34,830,357

Fundamental High Yield® Corporate Bond ETF	20,119,834	23,204,579	43,324,413

Fundamental Investment Grade Corporate Bond ETF	-	-	-

National AMT-Free Municipal Bond ETF	9,483,052	248,063	9,731,115

New York AMT-Free Municipal Bond ETF	107,109	7,521	114,630

Preferred ETF	38,016,412	202,001,035	240,017,447

Taxable Municipal Bond ETF	3,786,445	3,322,550	7,108,995

Treasury Collateral ETF	535,672	-	535,672

Variable Rate Preferred ETF	8,222,544	28,919,126	37,141,670

VRDO Tax-Free ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

1-30 Laddered Treasury ETF	$-	$-

California AMT-Free Municipal Bond ETF	51,847,213	10,248,600

CEF Income Composite ETF	61,923,764	56,587,468

123

	Purchases	Sales

Fundamental High Yield® Corporate Bond ETF	$77,508,509	$83,810,077

Fundamental Investment Grade Corporate Bond ETF	3,693,247	3,569,887

National AMT-Free Municipal Bond ETF	217,934,961	24,628,943

New York AMT-Free Municipal Bond ETF	2,168,932	1,818,453

Preferred ETF	332,524,745	345,741,774

Taxable Municipal Bond ETF	22,382,520	11,905,234

Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	86,007,170	85,891,664

VRDO Tax-Free ETF	-	-

For the six months ended February 28, 2023, the cost of securities purchased and proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:

	Purchases	Sales

1-30 Laddered Treasury ETF	$77,402,260	$64,290,670

Treasury Collateral ETF	-	-

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

1-30 Laddered Treasury ETF	$140,384,220	$31,066,636

California AMT-Free Municipal Bond ETF	9,111,842	62,572,510

CEF Income Composite ETF	65,891,433	47,633,402

Fundamental High Yield® Corporate Bond ETF	64,761,722	93,102,683

Fundamental Investment Grade Corporate Bond ETF	11,011,787	6,808,934

National AMT-Free Municipal Bond ETF	106,347,828	155,389,270

New York AMT-Free Municipal Bond ETF	-	23,449,174

Preferred ETF	285,099,472	693,027,596

Taxable Municipal Bond ETF	4,788,643	289,417,382

Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	50,490,828	190,040,489

VRDO Tax-Free ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

1-30 Laddered Treasury ETF	$-	$(92,355,676)	$(92,355,676)	$709,359,058

California AMT-Free Municipal Bond ETF	1,685,809	(42,332,072)	(40,646,263)	581,843,533

CEF Income Composite ETF	21,881,216	(121,053,884)	(99,172,668)	833,016,804

Fundamental High Yield® Corporate Bond ETF	1,026,982	(74,407,054)	(73,380,072)	996,370,855

Fundamental Investment Grade Corporate Bond ETF	19,943	(3,003,562)	(2,983,619)	40,609,862

National AMT-Free Municipal Bond ETF	7,372,554	(220,099,607)	(212,727,053)	2,288,105,324

New York AMT-Free Municipal Bond ETF	30,576	(9,661,067)	(9,630,491)	96,841,294

Preferred ETF	5,499,111	(954,605,656)	(949,106,545)	5,996,558,700

Taxable Municipal Bond ETF	12,025,742	(245,967,045)	(233,941,303)	1,716,704,685

Treasury Collateral ETF	7,917	(1,901,129)	(1,893,212)	1,087,385,165

Variable Rate Preferred ETF	4,264,167	(176,153,163)	(171,888,996)	2,089,042,934

VRDO Tax-Free ETF	-	-	-	74,205,000

124

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

125

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco 1-30 Laddered Treasury ETF (PLW)

Actual	$1,000.00	$947.70	0.25%	$1.21

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Actual	1,000.00	1,008.30	0.28	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

126

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco CEF Income Composite ETF (PCEF)

Actual	$1,000.00	$1,007.70	0.50%	$2.49

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Actual	1,000.00	1,021.90	0.50	2.51

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Actual	1,000.00	990.40	0.22	1.09

Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10

Invesco National AMT-Free Municipal Bond ETF (PZA)

Actual	1,000.00	1,005.20	0.28	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Actual	1,000.00	1,006.40	0.28	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco Preferred ETF (PGX)

Actual	1,000.00	1,020.20	0.50	2.50

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco Taxable Municipal Bond ETF (BAB)

Actual	1,000.00	982.40	0.28	1.38

Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

Invesco Treasury Collateral ETF (CLTL)

Actual	1,000.00	1,015.40	0.08	0.40

Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40

Invesco Variable Rate Preferred ETF (VRP)

Actual	1,000.00	1,045.40	0.50	2.54

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

Invesco VRDO Tax-Free ETF (PVI)

Actual	1,000.00	1,010.10	0.25	1.25

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

127

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the "Commission") website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

RSPE	Invesco ESG S&P 500 Equal Weight ETF

USEQ	Invesco Russell 1000 Enhanced Equal Weight ETF

EQAL	Invesco Russell 1000 Equal Weight ETF

USLB	Invesco Russell 1000 Low Beta Equal Weight ETF

SPVU	Invesco S&P 500® Enhanced Value ETF

XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB	Invesco S&P 500® High Beta ETF

SPHD	Invesco S&P 500® High Dividend Low Volatility ETF

SPLV	Invesco S&P 500® Low Volatility ETF

SPMV	Invesco S&P 500 Minimum Variance ETF

SPMO	Invesco S&P 500® Momentum ETF

QVML	Invesco S&P 500 QVM Multi-factor ETF

QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF

XMLV	Invesco S&P MidCap Low Volatility ETF

QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF

XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV	Invesco S&P SmallCap Low Volatility ETF

XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-5.17%
Alphabet, Inc., Class A(b)	378	$34,043
Alphabet, Inc., Class C(b)	335	30,250
AT&T, Inc.	3,521	66,582
Comcast Corp., Class A	1,962	72,927
Electronic Arts, Inc.	539	59,797
Interpublic Group of Cos., Inc. (The)	2,116	75,203
Omnicom Group, Inc.	898	81,332
Take-Two Interactive Software, Inc.(b)	682	74,713
Verizon Communications, Inc.	1,828	70,945
Walt Disney Co. (The)(b)	738	73,512

		639,304

Consumer Discretionary-11.85%
Aptiv PLC(b)	695	80,814
Best Buy Co., Inc.	836	69,480
Dollar Tree, Inc.(b)	468	67,991
eBay, Inc.	1,574	72,247
Etsy, Inc.(b)	522	63,376
General Motors Co.	1,790	69,345
Hasbro, Inc.	1,132	62,271
Hilton Worldwide Holdings, Inc.	506	73,122
Home Depot, Inc. (The)	212	62,866
Lowe’s Cos., Inc.	329	67,692
Marriott International, Inc., Class A	432	73,112
McDonald’s Corp.	251	66,241
Newell Brands, Inc.	5,306	77,945
NIKE,Inc.,Class B	627	74,481
Royal Caribbean Cruises Ltd.(b)(c)	1,201	84,839
Starbucks Corp.	667	68,094
Target Corp.	442	74,477
TJX Cos., Inc. (The)	855	65,493
VF Corp.	2,346	58,228
Whirlpool Corp.	476	65,678
Yum! Brands, Inc.	530	67,395

		1,465,187

Consumer Staples-6.16%
Archer-Daniels-Midland Co.	729	58,028
Campbell Soup Co.	1,209	63,497
Colgate-Palmolive Co.	876	64,211
Estee Lauder Cos., Inc. (The), Class A	292	70,970
General Mills, Inc.	778	61,859
Hershey Co. (The)	287	68,398
Kellogg Co.	919	60,599
Kraft Heinz Co. (The)	1,702	66,276
McCormick & Co., Inc.	795	59,084
Mondelez International, Inc., Class A	998	65,050
Walgreens Boots Alliance, Inc.	1,671	59,371
Walmart, Inc.	456	64,811

		762,154

Financials-15.36%
Aflac, Inc.	954	65,015
Allstate Corp. (The)	522	67,223
American Express Co.	439	76,382
American International Group, Inc.	1,094	66,854
Bank of America Corp.	2,075	71,173
Bank of New York Mellon Corp. (The)	1,523	77,490

	Shares	Value
Financials-(continued)
Capital One Financial Corp.	729	$79,519
Citigroup, Inc.	1,521	77,099
Comerica, Inc.	1,039	72,834
Fifth Third Bancorp	2,059	74,742
Hartford Financial Services Group, Inc. (The)	910	71,235
Invesco Ltd.(d)	3,702	65,377
JPMorgan Chase & Co.	516	73,969
KeyCorp	3,939	72,044
Lincoln National Corp.	1,926	61,093
MetLife, Inc.	911	65,346
Moody’s Corp.	234	67,895
Morgan Stanley	778	75,077
Nasdaq, Inc.	1,047	58,695
Northern Trust Corp.	775	73,834
Principal Financial Group, Inc.	753	67,439
Prudential Financial, Inc.	663	66,300
Regions Financial Corp.	3,147	73,388
S&P Global, Inc.	193	65,852
State Street Corp.	844	74,846
U.S. Bancorp	1,559	74,411
Willis Towers Watson PLC	278	65,152

		1,900,284

Health Care-12.85%
Abbott Laboratories	648	65,915
AbbVie, Inc.	411	63,253
Agilent Technologies, Inc.	442	62,751
Amgen, Inc.	238	55,135
Baxter International, Inc.	1,298	51,855
Becton, Dickinson and Co.	275	64,501
Biogen, Inc.(b)	233	62,877
Boston Scientific Corp.(b)	1,488	69,519
Cigna Group (The)	204	59,588
CVS Health Corp.	664	55,471
DaVita, Inc.(b)	908	74,692
Edwards Lifesciences Corp.(b)	936	75,292
Elevance Health, Inc.	128	60,118
Gilead Sciences, Inc.	774	62,330
Hologic, Inc.(b)	920	73,269
Humana, Inc.	124	61,383
Illumina, Inc.(b)	326	64,939
Medtronic PLC	883	73,112
Merck & Co., Inc.	617	65,550
Moderna, Inc.(b)	380	52,748
Quest Diagnostics, Inc.	456	63,092
Regeneron Pharmaceuticals, Inc.(b)	89	67,677
UnitedHealth Group, Inc.	125	59,493
Vertex Pharmaceuticals, Inc.(b)	214	62,122
Waters Corp.(b)	200	62,178

		1,588,860

Industrials-15.35%
American Airlines Group, Inc.(b)	5,014	80,124
Caterpillar, Inc.	297	71,146
CSX Corp.	2,197	66,987
Cummins, Inc.	278	67,576
Deere & Co.	154	64,563
Dover Corp.	491	73,601
Emerson Electric Co.	717	59,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Fortive Corp.	1,023	$68,193
IDEX Corp.	289	65,019
Illinois Tool Works, Inc.	309	72,047
Ingersoll Rand, Inc.	1,287	74,736
J.B. Hunt Transport Services, Inc.	386	69,785
Johnson Controls International PLC	1,024	64,225
Norfolk Southern Corp.	281	63,174
PACCAR, Inc.	976	70,467
Pentair PLC	1,512	84,581
Republic Services, Inc.	501	64,594
Rockwell Automation, Inc.	267	78,746
Stanley Black & Decker, Inc.	880	75,337
Trane Technologies PLC	387	71,583
Union Pacific Corp.	320	66,330
United Parcel Service, Inc., Class B	389	70,989
United Rentals, Inc.	193	90,426
Verisk Analytics, Inc.	371	63,482
W.W. Grainger, Inc.	116	77,538
Waste Management, Inc.	411	61,551
Xylem, Inc.	612	62,822

		1,898,925

Information Technology-17.73%
Accenture PLC, Class A	237	62,935
Adobe, Inc.(b)	208	67,382
Advanced Micro Devices, Inc.(b)	968	76,065
Akamai Technologies, Inc.(b)	757	54,958
ANSYS, Inc.(b)	280	85,011
Applied Materials, Inc.	640	74,336
Arista Networks, Inc.(b)	536	74,343
Autodesk, Inc.(b)	351	69,740
Cisco Systems, Inc.	1,410	68,272
Gen Digital, Inc.	3,001	58,549
Hewlett Packard Enterprise Co.	4,234	66,093
HP, Inc.	2,442	72,088
Intel Corp.	2,397	59,757
Intuit, Inc.	175	71,256
Juniper Networks, Inc.	2,124	65,377
Keysight Technologies, Inc.(b)	382	61,105
Lam Research Corp.	153	74,360
Mastercard, Inc., Class A	196	69,637
Micron Technology, Inc.	1,262	72,969
Microsoft Corp.	278	69,339
Motorola Solutions, Inc.	255	67,017
NVIDIA Corp.	421	97,739
Oracle Corp.	862	75,339
QUALCOMM, Inc.	575	71,030
Roper Technologies, Inc.	156	67,111
salesforce.com, inc.(b)	520	85,077
ServiceNow, Inc.(b)	175	75,630
TE Connectivity Ltd.	559	71,172
Texas Instruments, Inc.	391	67,037
Tyler Technologies, Inc.(b)	220	70,675
Visa, Inc., Class A(c)	327	71,920

		2,193,319

	Shares	Value
Materials-6.21%
Air Products and Chemicals, Inc.	215	$61,486
Albemarle Corp.	263	66,883
CF Industries Holdings, Inc.	675	57,976
Dow, Inc.	1,340	76,648
Ecolab, Inc.	459	73,151
Freeport-McMoRan, Inc.	1,764	72,271
Linde PLC (United Kingdom)	205	71,416
LyondellBasell Industries N.V., Class A	831	79,768
Mosaic Co. (The)	1,436	76,381
Newmont Corp.	1,438	62,711
PPG Industries, Inc.	524	69,199

		767,890

Real Estate-6.67%
Boston Properties, Inc.	1,044	68,361
CBRE Group, Inc., Class A(b)	889	75,689
Digital Realty Trust, Inc.	624	65,040
Healthpeak Properties, Inc.	2,680	64,481
Host Hotels & Resorts, Inc.	3,867	64,966
Iron Mountain, Inc.	1,249	65,885
Kimco Realty Corp.	3,090	63,685
Prologis, Inc.	585	72,189
Regency Centers Corp.	1,034	65,039
Ventas, Inc.	1,550	75,407
Welltower, Inc.	1,045	77,455
Weyerhaeuser Co.	2,145	67,031

		825,228

Utilities-2.57%
American Water Works Co., Inc.	442	62,048
Consolidated Edison, Inc.	704	62,903
Edison International	1,039	68,792
Eversource Energy	811	61,117
Sempra Energy	418	62,683

		317,543

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $12,728,722)		12,358,694

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.00%
Invesco Private Government Fund, 4.58%(d)(e)(f)	34,624	34,624
Invesco Private Prime Fund, 4.83%(d)(e)(f)	89,016	89,034

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,660)		123,658

TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $12,852,382)		12,482,352
OTHER ASSETS LESS LIABILITIES-(0.92)%		(113,886)

NET ASSETS-100.00%		$12,368,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Ltd.	$48,191	$25,255	$(9,900)	$4,064	$(2,233)	$65,377	$1,224

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	5,917	186,101	(192,018)	-	-	-	96

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	17,739	718,800	(701,915)	-	-	34,624	924	*

Invesco Private Prime Fund	45,613	1,348,294	(1,304,866)	(2)	(5)	89,034	2,505	*

Total	$117,460	$2,278,450	$(2,208,699)	$4,062	$(2,238)	$189,035	$4,749

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	17.73

Financials	15.36

Industrials	15.35

Health Care	12.85

Consumer Discretionary	11.85

Real Estate	6.67

Materials	6.21

Consumer Staples	6.16

Communication Services	5.17

Utilities	2.57

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-3.79%
Activision Blizzard, Inc.	52	$3,965
Alphabet, Inc., Class A(b)	20	1,801
Alphabet, Inc., Class C(b)	17	1,535
AT&T, Inc.	199	3,763
Cable One, Inc.(c)	6	4,144
Charter Communications, Inc., Class A(b)(c)	10	3,676
Comcast Corp., Class A	105	3,903
DISH Network Corp., Class A(b)	239	2,727
Electronic Arts, Inc.	29	3,217
Fox Corp., Class A	82	2,872
Fox Corp., Class B	35	1,129
Frontier Communications Parent, Inc.(b)	149	4,077
Interpublic Group of Cos., Inc. (The)	112	3,980
Liberty Broadband Corp., Class A(b)(c)	5	434
Liberty Broadband Corp., Class C(b)(c)	37	3,207
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c) .	30	972
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	62	1,998
Live Nation Entertainment, Inc.(b)(c)	53	3,819
Lumen Technologies, Inc.	702	2,387
Madison Square Garden Sports Corp., Class A	24	4,587
New York Times Co. (The), Class A	105	4,042
News Corp., Class A	152	2,607
News Corp., Class B(c)	52	898
Nexstar Media Group, Inc., Class A	20	3,718
Omnicom Group, Inc.	48	4,347
Paramount Global, Class A(c)	2	49
Paramount Global, Class B(c)	188	4,027
Pinterest, Inc., Class A(b)	151	3,792
Sirius XM Holdings, Inc.(c)	596	2,616
T-Mobile US, Inc.(b)	25	3,554
Verizon Communications, Inc.	99	3,842
Walt Disney Co. (The)(b)	39	3,885
World Wrestling Entertainment, Inc., Class A	48	4,032

		99,602

Consumer Discretionary-13.30%
Advance Auto Parts, Inc.	25	3,624
Aptiv PLC(b)(c)	35	4,070
Aramark	92	3,386
AutoNation, Inc.(b)	31	4,232
AutoZone, Inc.(b)	2	4,973
Bath & Body Works, Inc.	90	3,678
Best Buy Co., Inc.	45	3,740
Booking Holdings, Inc.(b)	2	5,048
BorgWarner, Inc.	90	4,525
Boyd Gaming Corp.	65	4,233
Bright Horizons Family Solutions, Inc.(b)(c)	52	4,100
Brunswick Corp.(c)	51	4,458
Burlington Stores, Inc.(b)	20	4,285
Capri Holdings Ltd.(b)	67	3,321
Carter’s, Inc.	53	3,996
Chipotle Mexican Grill, Inc.(b)	3	4,473
Choice Hotels International, Inc.(c)	32	3,788
Churchill Downs, Inc.(c)	17	4,178
Columbia Sportswear Co.	43	3,750
D.R. Horton, Inc.	45	4,162
Darden Restaurants, Inc.	26	3,718

	Shares	Value
Consumer Discretionary-(continued)
Deckers Outdoor Corp.(b)	10	$4,163
Dick’s Sporting Goods, Inc.	32	4,116
Dollar General Corp.	15	3,245
Dollar Tree, Inc.(b)	26	3,777
Domino’s Pizza, Inc.	10	2,940
eBay, Inc.	85	3,901
Expedia Group, Inc.(b)	36	3,923
Five Below, Inc.(b)(c)	24	4,903
Floor & Decor Holdings, Inc., Class A(b)(c)	53	4,866
Ford Motor Co.(c)	277	3,343
Gap, Inc. (The)(c)	264	3,435
Garmin Ltd.	41	4,023
General Motors Co.	98	3,797
Gentex Corp.	133	3,797
Genuine Parts Co.	21	3,714
Grand Canyon Education, Inc.(b)	34	3,852
H&R Block, Inc.	88	3,238
Harley-Davidson, Inc.	82	3,899
Hasbro, Inc.	61	3,356
Home Depot, Inc. (The)	12	3,558
Kohl’s Corp.	120	3,365
Lear Corp.	27	3,771
Leggett & Platt, Inc.	108	3,725
Lennar Corp., Class A	42	4,063
Lennar Corp., Class B	3	245
Leslie’s, Inc.(b)(c)	263	3,316
Lithia Motors, Inc., Class A	16	4,083
LKQ Corp.	71	4,068
Lowe’s Cos., Inc.	18	3,704
Macy’s, Inc.	161	3,294
Marriott Vacations Worldwide Corp.	26	3,978
Mattel, Inc.(b)	211	3,796
McDonald’s Corp.	14	3,695
MGM Resorts International	104	4,473
Newell Brands, Inc.	296	4,348
NIKE, Inc., Class B	35	4,158
Nordstrom, Inc.(c)	183	3,565
NVR, Inc.(b)	1	5,174
Ollie’s Bargain Outlet Holdings, Inc.(b)	63	3,625
O’Reilly Automotive, Inc.(b)	5	4,150
Penn Entertainment, Inc.(b)	109	3,328
Penske Automotive Group, Inc.(c)	30	4,324
Polaris, Inc.	34	3,868
Pool Corp.	12	4,282
PulteGroup, Inc.	84	4,592
PVH Corp.	57	4,574
Ralph Lauren Corp.(c)	34	4,018
Ross Stores, Inc.	33	3,648
Service Corp. International	54	3,647
Six Flags Entertainment Corp.(b)	159	4,198
Skechers U.S.A., Inc., Class A(b)	91	4,050
Starbucks Corp.	38	3,879
Tapestry, Inc.	102	4,438
Target Corp.	23	3,876
Tempur Sealy International, Inc.	121	5,172
Thor Industries, Inc.(c)	45	4,095
TJX Cos., Inc. (The)	48	3,677
Toll Brothers, Inc.	80	4,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Tractor Supply Co.	17	$3,965
Travel + Leisure Co.	99	4,153
Ulta Beauty, Inc.(b)	8	4,150
Vail Resorts, Inc.	15	3,502
Victoria’s Secret & Co.(b)(c)	84	3,330
Wendy’s Co. (The)	170	3,733
Whirlpool Corp.	26	3,587
Williams-Sonoma, Inc.(c)	33	4,122
Wyndham Hotels & Resorts, Inc.	52	4,005
Yum! Brands, Inc.	30	3,815

		349,003

Consumer Staples-6.27%
Albertsons Cos., Inc., Class A(c)	183	3,638
Altria Group, Inc.	82	3,807
Archer-Daniels-Midland Co.	39	3,104
BJ’s Wholesale Club Holdings, Inc.(b)	51	3,662
Brown-Forman Corp., Class A	12	779
Brown-Forman Corp., Class B	42	2,725
Bunge Ltd.	37	3,534
Campbell Soup Co.	72	3,781
Casey’s General Stores, Inc.	16	3,327
Clorox Co. (The)	26	4,041
Coca-Cola Co. (The)	60	3,571
Colgate-Palmolive Co.	50	3,665
Conagra Brands, Inc.	101	3,677
Constellation Brands, Inc., Class A	15	3,356
Costco Wholesale Corp.	7	3,389
Coty, Inc., Class A(b)(c)	488	5,514
Darling Ingredients, Inc.(b)(c)	53	3,353
Estee Lauder Cos., Inc. (The), Class A	16	3,889
Flowers Foods, Inc.	128	3,569
General Mills, Inc.	45	3,578
Grocery Outlet Holding Corp.(b)(c)	127	3,435
Hershey Co. (The)	16	3,813
Hormel Foods Corp.	82	3,639
Ingredion, Inc.	39	3,877
JM Smucker Co. (The)	25	3,697
Kellogg Co.	53	3,495
Keurig Dr Pepper, Inc.	99	3,421
Kimberly-Clark Corp.	29	3,627
Kraft Heinz Co. (The)	101	3,933
Kroger Co. (The)	78	3,365
Lamb Weston Holdings, Inc.	44	4,428
McCormick & Co., Inc.	45	3,344
Molson Coors Beverage Co., Class B	69	3,670
Mondelez International, Inc., Class A	57	3,715
PepsiCo, Inc.	21	3,644
Performance Food Group Co.(b)	63	3,565
Philip Morris International, Inc. (Switzerland)	39	3,795
Pilgrim’s Pride Corp.(b)	147	3,438
Post Holdings, Inc.(b)	41	3,688
Procter & Gamble Co. (The)	26	3,577
Reynolds Consumer Products, Inc.	120	3,293
Seaboard Corp.	1	3,950
Sysco Corp.	45	3,356
US Foods Holding Corp.(b)	105	3,941
Walgreens Boots Alliance, Inc.	93	3,304
Walmart, Inc.	25	3,553

		164,522

	Shares	Value
Energy-3.74%
Antero Resources Corp.(b)	105	$2,751
APA Corp.	82	3,147
Chesapeake Energy Corp.	37	2,990
Chevron Corp.	21	3,376
ConocoPhillips	31	3,204
Coterra Energy, Inc.	138	3,446
Devon Energy Corp.	56	3,020
Diamondback Energy, Inc.	26	3,655
DT Midstream, Inc.(c)	64	3,213
EOG Resources, Inc.	27	3,052
EQT Corp.	91	3,019
Exxon Mobil Corp.	34	3,737
Halliburton Co.	101	3,659
Hess Corp.	27	3,637
HF Sinclair Corp.	62	3,083
Marathon Oil Corp.	125	3,144
Marathon Petroleum Corp.	32	3,955
NOV, Inc.	171	3,741
Occidental Petroleum Corp.	58	3,396
Ovintiv, Inc.	69	2,951
PDC Energy, Inc.	52	3,490
Phillips 66	35	3,590
Pioneer Natural Resources Co.	16	3,207
Range Resources Corp.	133	3,583
Schlumberger Ltd.	75	3,991
Southwestern Energy Co.(b)	555	2,941
Targa Resources Corp.	52	3,853
Valero Energy Corp.	29	3,820
Vitesse Energy, Inc.(b)	11	191
Williams Cos., Inc. (The)	111	3,341

		98,183

Financials-14.86%
Affiliated Managers Group, Inc.	24	3,826
Aflac, Inc.	53	3,612
American Express Co.	24	4,176
American Financial Group, Inc.	27	3,621
American International Group, Inc.	61	3,728
Ameriprise Financial, Inc.	12	4,114
Annaly Capital Management, Inc.	177	3,660
Aon PLC, Class A	13	3,953
Arch Capital Group Ltd.(b)	64	4,480
Arthur J. Gallagher & Co.	19	3,560
Assurant, Inc.	30	3,822
Assured Guaranty Ltd.	58	3,620
AXIS Capital Holdings Ltd.	67	4,068
Bank of America Corp.	103	3,533
Bank of Hawaii Corp.	48	3,593
Bank of New York Mellon Corp. (The)	82	4,172
Bank OZK	83	3,820
BlackRock, Inc.	6	4,137
Blackstone, Inc., Class A(c)	42	3,814
Brighthouse Financial, Inc.(b)	69	3,990
Brown & Brown, Inc.	65	3,645
Capital One Financial Corp.	37	4,036
Cboe Global Markets, Inc.	30	3,785
Charles Schwab Corp. (The)	47	3,662
Chubb Ltd.	17	3,587
Citigroup, Inc.	79	4,005
Citizens Financial Group, Inc.	94	3,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
CME Group, Inc., Class A	22	$4,078
CNA Financial Corp.	90	3,940
Comerica, Inc.	54	3,785
Commerce Bancshares, Inc.	54	3,572
Cullen/Frost Bankers, Inc.	26	3,427
Discover Financial Services	37	4,144
East West Bancorp, Inc.	55	4,192
Erie Indemnity Co., Class A	14	3,295
Evercore, Inc., Class A	34	4,460
Everest Re Group Ltd.	11	4,224
F.N.B. Corp.	272	3,881
FactSet Research Systems, Inc.	8	3,316
Fidelity National Financial, Inc.	99	3,946
Fifth Third Bancorp	106	3,848
First American Financial Corp.	70	3,975
First Hawaiian, Inc.	148	4,048
First Horizon Corp.	155	3,839
Franklin Resources, Inc.	142	4,185
Globe Life, Inc.	32	3,894
Goldman Sachs Group, Inc. (The)	10	3,517
Hanover Insurance Group, Inc. (The)	26	3,626
Hartford Financial Services Group, Inc. (The)	50	3,914
Huntington Bancshares, Inc.	248	3,799
Interactive Brokers Group, Inc., Class A	48	4,133
Intercontinental Exchange, Inc.	35	3,563
Invesco Ltd.(d)	201	3,550
Jefferies Financial Group, Inc.	101	3,817
JPMorgan Chase & Co.	29	4,157
KeyCorp.	204	3,731
Lazard Ltd., Class A	107	3,998
Loews Corp.	66	4,032
LPL Financial Holdings, Inc.	16	3,993
M&T Bank Corp.	23	3,572
Marsh & McLennan Cos., Inc.	22	3,567
MetLife, Inc.	50	3,587
MGIC Investment Corp.	273	3,756
Moody’s Corp.	13	3,772
Morgan Stanley	41	3,957
Morningstar, Inc.	16	3,317
Nasdaq, Inc.	56	3,139
New York Community Bancorp, Inc.	411	3,650
Northern Trust Corp.	41	3,906
Old Republic International Corp.	159	4,193
OneMain Holdings, Inc.	98	4,223
Pinnacle Financial Partners, Inc.	47	3,482
PNC Financial Services Group, Inc. (The)	23	3,632
Popular, Inc.	53	3,784
Primerica, Inc.	26	4,990
Principal Financial Group, Inc.	43	3,851
Progressive Corp. (The)	29	4,162
Prosperity Bancshares, Inc.	51	3,748
Prudential Financial, Inc.	36	3,600
Raymond James Financial, Inc.	33	3,579
Regions Financial Corp.	165	3,848
Reinsurance Group of America, Inc.	27	3,901
Rithm Capital Corp.(c)	424	3,858
S&P Global, Inc.	11	3,753
SEI Investments Co.	62	3,736
SLM Corp.	220	3,164
Stifel Financial Corp.	59	3,943

	Shares	Value
Financials-(continued)
Synchrony Financial	105	$3,750
Synovus Financial Corp.	90	3,763
Travelers Cos., Inc. (The)	20	3,702
Truist Financial Corp.	82	3,850
U.S. Bancorp.	85	4,057
Umpqua Holdings Corp.	190	3,355
Unum Group	91	4,054
Virtu Financial, Inc., Class A	173	3,180
Voya Financial, Inc.	60	4,469
W.R. Berkley Corp.	50	3,310
Webster Financial Corp.(c)	71	3,772
Wells Fargo & Co.	83	3,882
Willis Towers Watson PLC	16	3,750
Wintrust Financial Corp.	42	3,869
Zions Bancorporation N.A	74	3,746

		390,002

Health Care-9.53%
Abbott Laboratories	36	3,662
AbbVie, Inc.	24	3,694
Acadia Healthcare Co., Inc.(b)	43	3,118
Agilent Technologies, Inc.	25	3,549
Amedisys, Inc.(b)	42	3,862
AmerisourceBergen Corp.	23	3,578
Amgen, Inc.	13	3,012
Avantor, Inc.(b)	172	4,192
Azenta, Inc.(b)(c)	64	2,809
Becton, Dickinson and Co.	15	3,518
Biogen, Inc.(b)	13	3,508
Boston Scientific Corp.(b)	85	3,971
Bristol-Myers Squibb Co.	48	3,310
Bruker Corp.	57	3,928
Centene Corp.(b)	44	3,010
Charles River Laboratories International, Inc.(b)	17	3,729
Chemed Corp.	7	3,651
Cigna Group (The)	12	3,505
Cooper Cos., Inc. (The)	12	3,924
CVS Health Corp.	39	3,258
Danaher Corp.	14	3,465
DaVita, Inc.(b)	52	4,277
Edwards Lifesciences Corp.(b)	50	4,022
Elevance Health, Inc.	7	3,288
Encompass Health Corp.	66	3,730
Enovis Corp.(b)(c)	71	4,091
Envista Holdings Corp.(b)(c)	113	4,369
Exelixis, Inc.(b)	225	3,843
Gilead Sciences, Inc.	44	3,543
Globus Medical, Inc., Class A(b)(c)	52	3,034
HCA Healthcare, Inc.	16	3,895
Henry Schein, Inc.(b)	47	3,681
Hologic, Inc.(b)(c)	50	3,982
Horizon Therapeutics PLC(b)	38	4,161
Humana, Inc.	7	3,465
Incyte Corp.(b)	48	3,695
Integra LifeSciences Holdings Corp.(b)(c)	70	3,893
IQVIA Holdings, Inc.(b)	18	3,752
Johnson & Johnson	22	3,372
Laboratory Corp. of America Holdings	16	3,830
Masimo Corp.(b)(c)	27	4,517
McKesson Corp.	10	3,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Medtronic PLC	49	$4,057
Merck & Co., Inc.	35	3,718
Mettler-Toledo International, Inc.(b)	3	4,301
Moderna, Inc.(b)	22	3,054
Molina Healthcare, Inc.(b)	11	3,029
Organon & Co.	148	3,624
PerkinElmer, Inc.	27	3,363
Pfizer, Inc.	77	3,124
Premier, Inc., Class A	115	3,702
QIAGEN N.V.(b)	78	3,584
Quest Diagnostics, Inc.	25	3,459
QuidelOrtho Corp.(b)(c)	44	3,825
Regeneron Pharmaceuticals, Inc.(b)	5	3,802
Royalty Pharma PLC, Class A	87	3,119
Stryker Corp.	16	4,206
Teleflex, Inc.	16	3,812
Tenet Healthcare Corp.(b)	83	4,858
Thermo Fisher Scientific, Inc.	7	3,792
United Therapeutics Corp.(b)	14	3,445
UnitedHealth Group, Inc.	7	3,332
Universal Health Services, Inc., Class B	29	3,874
Vertex Pharmaceuticals, Inc.(b)	12	3,483
Viatris, Inc.	348	3,967
Waters Corp.(b)	11	3,420
Zimmer Biomet Holdings, Inc.	32	3,964
Zoetis, Inc.	25	4,175

		250,280

Industrials-18.36%
3M Co.	30	3,232
A.O. Smith Corp.	62	4,069
Acuity Brands, Inc.	20	3,879
Advanced Drainage Systems, Inc.	39	3,461
AECOM	45	3,886
AGCO Corp.	30	4,224
Alaska Air Group, Inc.(b)	81	3,874
Allegion PLC	34	3,832
Allison Transmission Holdings, Inc.	86	4,085
AMETEK, Inc.	27	3,822
Armstrong World Industries, Inc.	50	3,943
Avis Budget Group, Inc.(b)	17	3,734
Booz Allen Hamilton Holding Corp.	36	3,410
Builders FirstSource, Inc.(b)	59	5,002
BWX Technologies, Inc.	63	3,850
C.H. Robinson Worldwide, Inc.	38	3,799
CACI International, Inc., Class A(b)	12	3,516
Carlisle Cos., Inc.	15	3,873
Carrier Global Corp.	87	3,918
Caterpillar, Inc.	16	3,833
Cintas Corp.	8	3,508
Clean Harbors, Inc.(b)	32	4,226
Copa Holdings S.A., Class A (Panama)(b)(c)	44	4,063
Copart, Inc.(b)	58	4,087
Core & Main, Inc., Class A(b)(c)	185	4,312
Crane Holdings Co.	36	4,312
CSX Corp.	117	3,567
Cummins, Inc.	15	3,646
Curtiss-Wright Corp.	22	3,845
Deere & Co.	9	3,773
Delta Air Lines, Inc.(b)	109	4,179

	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	63	$3,985
Dover Corp.	27	4,047
Eaton Corp. PLC	24	4,198
Emerson Electric Co.	40	3,308
Equifax, Inc.	19	3,848
Expeditors International of Washington, Inc.	33	3,451
Fastenal Co.(c)	75	3,867
FedEx Corp.	21	4,268
Flowserve Corp.	119	4,128
Fortive Corp.	57	3,800
Fortune Brands Innovations, Inc.(c)	59	3,655
FTI Consulting, Inc.(b)(c)	22	4,042
Gates Industrial Corp. PLC(b)	331	4,647
General Dynamics Corp.	15	3,419
Graco, Inc.	55	3,825
Hertz Global Holdings, Inc.(b)(c)	223	4,128
Hexcel Corp.	66	4,815
Honeywell International, Inc.	17	3,255
Howmet Aerospace, Inc.	105	4,429
Hubbell, Inc.	15	3,773
Huntington Ingalls Industries, Inc.	17	3,658
IAA, Inc.(b)(c)	103	4,214
IDEX Corp.	16	3,600
Illinois Tool Works, Inc.	17	3,964
Ingersoll Rand, Inc.	71	4,123
ITT, Inc.	45	4,090
J.B. Hunt Transport Services, Inc.	21	3,797
Jacobs Solutions, Inc.	30	3,585
Johnson Controls International PLC	58	3,638
KBR, Inc.	74	4,078
Kirby Corp.(b)	55	3,989
Knight-Swift Transportation Holdings, Inc.	69	3,922
L3Harris Technologies, Inc.	17	3,590
Landstar System, Inc.	22	3,977
Leidos Holdings, Inc.	36	3,495
Lennox International, Inc.(c)	15	3,822
Lincoln Electric Holdings, Inc.	26	4,366
Lockheed Martin Corp.	8	3,794
ManpowerGroup, Inc.	44	3,735
Masco Corp.	76	3,985
MasTec, Inc.(b)(c)	42	4,104
MasterBrand, Inc.(b)	59	575
MDU Resources Group, Inc.	122	3,886
Middleby Corp. (The)(b)(c)	27	4,198
MSA Safety, Inc.	27	3,627
MSC Industrial Direct Co., Inc., Class A	44	3,719
Nordson Corp.	16	3,514
Norfolk Southern Corp.	15	3,372
Northrop Grumman Corp.	7	3,249
nVent Electric PLC	96	4,401
Old Dominion Freight Line, Inc.	13	4,410
Oshkosh Corp.	41	3,657
Otis Worldwide Corp.	49	4,146
Owens Corning	43	4,205
PACCAR, Inc.	54	3,899
Parker-Hannifin Corp.	13	4,574
Pentair PLC.	84	4,699
Quanta Services, Inc.	26	4,196
Raytheon Technologies Corp.	40	3,924
Regal Rexnord Corp.(c)	29	4,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Republic Services, Inc.	28	$3,610
Robert Half International, Inc.	49	3,950
Rockwell Automation, Inc.	15	4,424
Ryder System, Inc.	41	4,014
Schneider National, Inc., Class B	149	4,181
Science Applications International Corp.(c)	35	3,732
Sensata Technologies Holding PLC	85	4,299
Snap-on, Inc.(c)	16	3,979
Southwest Airlines Co.	96	3,224
Tetra Tech, Inc.	25	3,422
Textron, Inc.	54	3,917
Timken Co. (The)	51	4,358
Toro Co. (The)	35	3,865
Trane Technologies PLC	22	4,069
TransDigm Group, Inc.	6	4,463
U-Haul Holding Co.(c)	61	3,917
Union Pacific Corp.	18	3,731
United Parcel Service, Inc., Class B	20	3,650
United Rentals, Inc.	11	5,154
Univar Solutions, Inc.(b)	116	4,031
Valmont Industries, Inc.	11	3,491
Verisk Analytics, Inc.	21	3,593
Vertiv Holdings Co.(c)	277	4,501
W.W. Grainger, Inc.	7	4,679
Wabtec Corp.	38	3,965
Waste Management, Inc.	23	3,445
Watsco, Inc.(c)	14	4,266
WESCO International, Inc.(b)	30	4,967
WillScot Mobile Mini Holdings Corp.(b)	80	4,112
Woodward, Inc.	40	3,960
XPO, Inc.(b)	99	3,303
Xylem, Inc.	34	3,490

		481,759

Information Technology-12.20%
Accenture PLC, Class A	13	3,452
Adobe, Inc.(b)	11	3,563
Akamai Technologies, Inc.(b)	40	2,904
Allegro MicroSystems, Inc. (Japan)(b)	123	5,373
Amdocs Ltd.	43	3,939
Amphenol Corp., Class A	48	3,721
Analog Devices, Inc.	22	4,036
Apple, Inc.	26	3,833
Applied Materials, Inc.	35	4,065
Arrow Electronics, Inc.(b)	35	4,130
Automatic Data Processing, Inc.	15	3,297
Avnet, Inc.	85	3,800
Black Knight, Inc.(b)	62	3,695
Broadcom, Inc.	7	4,160
Broadridge Financial Solutions, Inc.	26	3,660
CDW Corp.	20	4,048
Ciena Corp.(b)(c)	85	4,099
Cirrus Logic, Inc.(b)	51	5,240
Cisco Systems, Inc.	77	3,728
Cognex Corp.	77	3,651
Cognizant Technology Solutions Corp., Class A	62	3,883
Concentrix Corp.	31	4,242
Corning, Inc.	113	3,836
Dell Technologies, Inc., Class C	86	3,495
Dolby Laboratories, Inc., Class A	51	4,196

	Shares	Value
Information Technology-(continued)
Dropbox, Inc., Class A(b)	163	$3,325
DXC Technology Co.(b)	129	3,579
Entegris, Inc.(c)	50	4,262
Euronet Worldwide, Inc.(b)(c)	41	4,463
F5, Inc.(b)	25	3,575
Fair Isaac Corp.(b)	6	4,064
Fiserv, Inc.(b)	38	4,373
FleetCor Technologies, Inc.(b)	20	4,296
Gartner, Inc.(b)	11	3,606
Gen Digital, Inc.	167	3,258
Genpact Ltd.	86	4,105
Global Payments, Inc.	37	4,151
GLOBALFOUNDRIES, Inc.(b)(c)	60	3,920
GoDaddy, Inc., Class A(b)	49	3,710
Hewlett Packard Enterprise Co.	238	3,715
HP, Inc.	128	3,779
Intel Corp.	128	3,191
International Business Machines Corp.	27	3,491
Intuit, Inc.	10	4,072
Jabil, Inc.	53	4,401
Jack Henry & Associates, Inc.	20	3,285
Juniper Networks, Inc.	116	3,571
Keysight Technologies, Inc.(b)	21	3,359
KLA Corp.	10	3,794
Lam Research Corp.	8	3,888
Littelfuse, Inc.	16	4,140
Lumentum Holdings, Inc.(b)	70	3,767
Microchip Technology, Inc.	49	3,971
Micron Technology, Inc.	67	3,874
Microsoft Corp.	15	3,741
Motorola Solutions, Inc.	14	3,679
National Instruments Corp.	94	4,748
NCR Corp.(b)	161	4,110
NetApp, Inc.	57	3,679
ON Semiconductor Corp.(b)	51	3,948
Oracle Corp.	46	4,020
Paychex, Inc.	31	3,422
PTC, Inc.(b)	30	3,760
Qorvo, Inc.(b)	39	3,935
QUALCOMM, Inc.	30	3,706
Roper Technologies, Inc.	9	3,872
salesforce.com, inc.(b)	24	3,927
Skyworks Solutions, Inc.	40	4,463
SS&C Technologies Holdings, Inc.	71	4,168
Synopsys, Inc.(b)	11	4,001
TD SYNNEX Corp.	37	3,571
Teledyne Technologies, Inc.(b)	9	3,871
Teradata Corp.(b)	112	4,565
Teradyne, Inc.	41	4,147
Texas Instruments, Inc.	21	3,601
Trimble, Inc.(b)	64	3,332
Universal Display Corp.(c)	34	4,619
VeriSign, Inc.(b)	19	3,740
Visa, Inc., Class A	18	3,959
Vontier Corp.	196	5,129
Western Digital Corp.(b)	105	4,040
Western Union Co. (The)	262	3,396

		320,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-6.84%
Air Products and Chemicals, Inc.	12	$3,432
Amcor PLC	311	3,465
AptarGroup, Inc.	38	4,435
Ashland, Inc.	34	3,461
Avery Dennison Corp.	20	3,644
Axalta Coating Systems Ltd.(b)	139	4,142
Berry Global Group, Inc.	65	4,037
CF Industries Holdings, Inc.	36	3,092
Chemours Co. (The)	124	4,238
Corteva, Inc.	57	3,551
Dow, Inc.	75	4,290
DuPont de Nemours, Inc.	56	4,090
Eagle Materials, Inc.	29	4,069
Eastman Chemical Co.	44	3,749
Element Solutions, Inc.	196	4,026
FMC Corp.	29	3,745
Freeport-McMoRan, Inc.	95	3,892
Graphic Packaging Holding Co.	168	3,998
Huntsman Corp.	138	4,049
International Paper Co.	103	3,748
Linde PLC (United Kingdom)	11	3,832
Louisiana-Pacific Corp.	60	3,511
LyondellBasell Industries N.V., Class A	45	4,320
Martin Marietta Materials, Inc.	11	3,959
Mosaic Co. (The)	75	3,989
NewMarket Corp.	12	4,122
Newmont Corp.	81	3,532
Nucor Corp.	26	4,353
Olin Corp.	67	3,869
Packaging Corp. of America	28	3,828
PPG Industries, Inc.	28	3,698
Reliance Steel & Aluminum Co.	18	4,461
Royal Gold, Inc.(c)	35	4,158
RPM International, Inc.	37	3,279
Sealed Air Corp.	72	3,501
Sherwin-Williams Co. (The)	15	3,320
Silgan Holdings, Inc.	73	3,898
Sonoco Products Co.	63	3,721
Southern Copper Corp. (Mexico)	65	4,790
SSR Mining, Inc. (Canada)	253	3,453
Steel Dynamics, Inc.	37	4,666
United States Steel Corp.	150	4,594
Valvoline, Inc.	120	4,224
Vulcan Materials Co.	21	3,799
Westlake Corp.	36	4,289
WestRock Co.	101	3,171

		179,490

Real Estate-6.43%
Alexandria Real Estate Equities, Inc.	25	3,744
American Homes 4 Rent, Class A	116	3,598
American Tower Corp.	17	3,366
Apartment Income REIT Corp.	101	3,818
AvalonBay Communities, Inc.	22	3,795
Boston Properties, Inc.	53	3,470
Brixmor Property Group, Inc.	166	3,758
Camden Property Trust	32	3,672
CBRE Group, Inc., Class A(b)	47	4,002
Cousins Properties, Inc.(c)	146	3,576
Crown Castle, Inc.	27	3,530

	Shares	Value
Real Estate-(continued)
CubeSmart	93	$4,370
Digital Realty Trust, Inc.	34	3,544
EastGroup Properties, Inc.(c)	25	4,082
EPR Properties	92	3,757
Equity LifeStyle Properties, Inc.(c)	58	3,974
Equity Residential.	59	3,689
Essex Property Trust, Inc.	17	3,877
Extra Space Storage, Inc.	24	3,952
Federal Realty Investment Trust	35	3,737
First Industrial Realty Trust, Inc.	76	4,009
Gaming and Leisure Properties, Inc.	73	3,933
Healthpeak Properties, Inc.	146	3,513
Highwoods Properties, Inc.	129	3,419
Invitation Homes, Inc.	118	3,689
Iron Mountain, Inc.(c)	70	3,693
JBG SMITH Properties	186	3,209
Kilroy Realty Corp.	89	3,206
Kimco Realty Corp.	164	3,380
Lamar Advertising Co., Class A	39	4,078
Life Storage, Inc.	36	4,339
Mid-America Apartment Communities, Inc.	23	3,682
National Retail Properties, Inc.	86	3,898
Omega Healthcare Investors, Inc.	127	3,402
Prologis, Inc.	33	4,072
Public Storage	13	3,886
Rayonier, Inc.(c)	107	3,593
Regency Centers Corp.	58	3,648
Simon Property Group, Inc.	32	3,907
Spirit Realty Capital, Inc.	90	3,706
Sun Communities, Inc.(c)	26	3,722
UDR, Inc.	93	3,984
VICI Properties, Inc.	112	3,755
W.P. Carey, Inc.(c)	49	3,977
Weyerhaeuser Co.	117	3,656

		168,667

Utilities-4.46%
Alliant Energy Corp.	68	3,486
Ameren Corp.	43	3,557
American Electric Power Co., Inc.	40	3,519
Atmos Energy Corp.(c)	32	3,610
Avangrid, Inc.	90	3,513
CenterPoint Energy, Inc.	123	3,422
CMS Energy Corp.	63	3,715
Consolidated Edison, Inc.	38	3,395
DTE Energy Co.	33	3,621
Duke Energy Corp.	38	3,582
Edison International	58	3,840
Entergy Corp.	32	3,292
Essential Utilities, Inc.	81	3,465
Evergy, Inc.	65	3,823
Eversource Energy	46	3,467
Exelon Corp.	93	3,756
FirstEnergy Corp.	93	3,677
Hawaiian Electric Industries, Inc.	94	3,802
IDACORP, Inc.	35	3,619
National Fuel Gas Co.	58	3,322
NextEra Energy, Inc.	45	3,196
NiSource, Inc.	137	3,758
NRG Energy, Inc.	90	2,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
OGE Energy Corp.	92	$3,286
PG&E Corp.(b)	245	3,827
Pinnacle West Capital Corp.	49	3,610
PPL Corp.	126	3,411
Public Service Enterprise Group, Inc.	63	3,807
Sempra Energy.	23	3,449
Southern Co. (The)	57	3,594
UGI Corp.	99	3,686
WEC Energy Group, Inc.	39	3,458
Xcel Energy, Inc.	55	3,551

		117,067

Total Common Stocks & Other Equity Interests (Cost $2,460,626)		2,618,755

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $2,140)	2,140	2,140

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $2,462,766)		2,620,895

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.17%
Invesco Private Government Fund, 4.58%(d)(e)(f)	74,702	$74,702
Invesco Private Prime Fund, 4.83%(d)(e)(f)	192,053	192,091

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $266,801)		266,793

TOTAL INVESTMENTS IN SECURITIES-110.03% (Cost $2,729,567)		2,887,688
OTHER ASSETS LESS LIABILITIES-(10.03)%		(263,300)

NET ASSETS-100.00%		$2,624,388

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Invesco Ltd.	$-	$3,698	$-	$(148)	$-	$3,550	$38

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	773	28,852	(27,485)	-	-	2,140	26

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	65,057	238,113	(228,468)	-	-	74,702	992	*

Invesco Private Prime Fund	158,838	541,594	(508,348)	(19)	26	192,091	2,703	*

Total	$224,668	$812,257	$(764,301)	$(167)	$26	$272,483	$3,759

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Industrials	18.36

Financials	14.86

Consumer Discretionary	13.30

Information Technology	12.20

Health Care	9.53

Materials	6.84

Real Estate	6.43

Consumer Staples	6.27

Utilities	4.46

Communication Services	3.79

Energy	3.74

Money Market Funds Plus Other Assets Less Liabilities	0.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.20%
Activision Blizzard, Inc.	4,555	$347,319
Alphabet, Inc., Class A(b)	4,308	387,979
Altice USA, Inc., Class A(b)(c)	725,060	2,871,238
AMC Entertainment Holdings, Inc., Class A(b)(c)	56,217	401,389
AT&T, Inc.	147,845	2,795,749
Cable One, Inc.(c)	3,868	2,671,280
Charter Communications, Inc., Class A(b)(c)	7,554	2,776,926
Comcast Corp., Class A	80,905	3,007,239
DISH Network Corp., Class A(b)(c)	193,201	2,204,423
Electronic Arts, Inc.	2,693	298,761
Fox Corp., Class A	10,973	384,274
Frontier Communications Parent, Inc.(b)(c)	113,298	3,099,833
IAC, Inc.(b)	8,691	451,411
Interpublic Group of Cos., Inc. (The)	10,587	376,262
Liberty Broadband Corp., Class C(b)(c)	32,744	2,837,923
Liberty Media Corp.-Liberty Formula One, Class C(b)	5,669	384,755
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	8,165	263,076
Live Nation Entertainment, Inc.(b)(c)	4,761	343,078
Lumen Technologies, Inc.(c)	521,966	1,774,684
Madison Square Garden Sports Corp., Class A	2,122	405,599
Match Group, Inc.(b)	9,170	379,821
Meta Platforms, Inc., Class A(b)	3,533	618,063
Netflix, Inc.(b)	1,098	353,699
New York Times Co. (The), Class A(c)	9,927	382,190
News Corp., Class A	18,744	321,460
Nexstar Media Group, Inc., Class A	1,869	347,447
Omnicom Group, Inc.	4,547	411,822
Paramount Global, Class B(c)	18,795	402,589
Pinterest, Inc., Class A(b)	17,858	448,414
Playtika Holding Corp.(b)(c)	40,701	390,730
Roblox Corp., Class A(b)	10,658	390,509
Roku, Inc., Class A(b)(c)	55,496	3,590,036
Sirius XM Holdings, Inc.(c)	55,234	242,477
Spotify Technology S.A.(b)(c)	4,417	513,697
Take-Two Interactive Software, Inc.(b)	3,379	370,169
T-Mobile US, Inc.(b)	19,661	2,795,401
Trade Desk, Inc. (The), Class A(b)	7,017	392,671
TripAdvisor, Inc.(b)(c)	18,249	393,631
Verizon Communications, Inc.	76,251	2,959,301
Walt Disney Co. (The)(b)	3,675	366,067
Warner Bros Discovery, Inc.(b)	31,834	497,247
World Wrestling Entertainment, Inc., Class A	4,456	374,304
ZoomInfo Technologies, Inc., Class A(b)	14,175	342,610

		45,367,553

Consumer Discretionary-7.01%
ADT, Inc.(c)	32,481	244,907
Advance Auto Parts, Inc.	2,322	336,597
Airbnb, Inc., Class A(b)	3,598	443,561
Amazon.com, Inc.(b)	3,763	354,587
Aptiv PLC(b)	3,640	423,259
Aramark	8,312	305,882

	Shares	Value
Consumer Discretionary-(continued)
AutoNation, Inc.(b)(c)	2,890	$394,514
AutoZone, Inc.(b)	138	343,143
Bath & Body Works, Inc.	8,068	329,739
Best Buy Co., Inc.	4,082	339,255
Booking Holdings, Inc.(b)	170	429,080
BorgWarner, Inc.	8,352	419,939
Boyd Gaming Corp.	5,778	376,321
Bright Horizons Family Solutions, Inc.(b)(c)	5,166	407,287
Brunswick Corp.	4,422	386,571
Burlington Stores, Inc.(b)	1,712	366,796
Caesars Entertainment, Inc.(b)	6,767	343,493
Capri Holdings Ltd.(b)	5,782	286,614
CarMax, Inc.(b)(c)	5,200	359,008
Carnival Corp.(b)(c)	37,681	400,172
Carter’s, Inc.(c)	4,701	354,408
Carvana Co.(b)(c)	69,111	651,026
Chipotle Mexican Grill, Inc.(b)	222	331,020
Choice Hotels International, Inc.(c)	2,844	336,616
Churchill Downs, Inc.(c)	1,554	381,942
Columbia Sportswear Co.	3,787	330,226
D.R. Horton, Inc.	3,964	366,591
Darden Restaurants, Inc.	2,367	338,457
Deckers Outdoor Corp.(b)	899	374,299
Dick’s Sporting Goods, Inc.	2,795	359,521
Dollar General Corp.	1,365	295,250
Dollar Tree, Inc.(b)	2,355	342,134
Domino’s Pizza, Inc.	912	268,137
DoorDash, Inc., Class A(b)	7,486	409,185
DraftKings, Inc., Class A(b)(c)	23,393	441,192
eBay, Inc.	7,755	355,955
Etsy, Inc.(b)	2,528	306,924
Expedia Group, Inc.(b)	3,635	396,106
Five Below, Inc.(b)(c)	1,867	381,428
Floor & Decor Holdings, Inc., Class A(b)(c)	4,535	416,358
Ford Motor Co.	25,931	312,987
GameStop Corp., Class A(b)(c)	13,726	263,951
Gap, Inc. (The)(c)	23,337	303,614
Garmin Ltd.	3,559	349,245
General Motors Co.	8,909	345,135
Gentex Corp.	12,376	353,335
Genuine Parts Co.	1,832	324,008
Grand Canyon Education, Inc.(b)	3,200	362,528
H&R Block, Inc.	8,140	299,552
Hanesbrands, Inc.(c)	52,994	301,006
Harley-Davidson, Inc.	7,439	353,724
Hasbro, Inc.	5,662	311,467
Hilton Worldwide Holdings, Inc.	2,479	358,240
Home Depot, Inc. (The)	1,052	311,960
Hyatt Hotels Corp., Class A(b)(c)	3,503	407,189
Kohl’s Corp.	12,556	352,070
Las Vegas Sands Corp.(b)	7,046	404,934
Lear Corp.	2,632	367,559
Leggett & Platt, Inc.(c)	9,654	332,966
Lennar Corp., Class A	3,801	367,709
Leslie’s, Inc.(b)(c)	26,702	336,712
Lithia Motors, Inc., Class A	1,541	393,232
LKQ Corp.	6,368	364,823
Lowe’s Cos., Inc.	1,674	344,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Lucid Group, Inc.(b)(c)	39,195	$357,850
lululemon athletica, inc.(b)	913	282,300
Macy’s, Inc.	14,809	302,992
Marriott International, Inc., Class A	2,123	359,297
Marriott Vacations Worldwide Corp.	2,434	372,378
Mattel, Inc.(b)	19,681	354,061
McDonald’s Corp.	1,244	328,304
MGM Resorts International	9,190	395,262
Mister Car Wash, Inc.(b)(c)	33,884	312,749
Mohawk Industries, Inc.(b)	3,320	341,462
Newell Brands, Inc.	25,586	375,858
NIKE,Inc.,Class B	3,054	362,785
Nordstrom, Inc.(c)	19,384	377,600
Norwegian Cruise Line Holdings Ltd.(b)(c)	21,643	320,749
NVR, Inc.(b)	73	377,674
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,530	375,736
O’Reilly Automotive, Inc.(b)	410	340,341
Peloton Interactive, Inc., Class A(b)(c)	27,067	349,706
Penn Entertainment, Inc.(b)(c)	10,324	315,192
Penske Automotive Group, Inc.(c)	2,741	395,115
Petco Health & Wellness Co., Inc.(b)(c)	32,123	330,867
Planet Fitness, Inc., Class A(b)(c)	4,434	359,376
Polaris, Inc.	3,274	372,417
Pool Corp.	1,036	369,707
PulteGroup, Inc.	7,664	418,991
PVH Corp.	4,542	364,450
QuantumScape Corp.(b)(c)	49,233	471,160
Ralph Lauren Corp.(c)	3,034	358,588
RH(b)(c)	1,292	386,347
Rivian Automotive, Inc., Class A(b)(c)	11,907	229,805
Ross Stores, Inc.	2,906	321,229
Royal Caribbean Cruises Ltd.(b)(c)	5,960	421,014
Service Corp. International	4,904	331,167
Six Flags Entertainment Corp.(b)	16,217	428,129
Skechers U.S.A., Inc., Class A(b)	7,846	349,225
Starbucks Corp.	3,275	334,345
Tapestry, Inc.	9,210	400,727
Target Corp.	2,210	372,385
Tempur Sealy International, Inc.	10,501	448,813
Tesla, Inc.(b)	1,967	404,632
Thor Industries, Inc.(c)	4,325	393,532
TJX Cos., Inc. (The)	4,322	331,065
Toll Brothers, Inc.	6,875	412,087
TopBuild Corp.(b)	2,036	422,653
Tractor Supply Co.	1,554	362,486
Travel + Leisure Co.	9,129	382,962
Ulta Beauty, Inc.(b)	715	370,942
Under Armour, Inc., Class A(b)(c)	35,442	351,939
Vail Resorts, Inc.	1,352	315,678
VF Corp.	11,870	294,613
Victoria’s Secret & Co.(b)(c)	7,362	291,830
Wayfair, Inc., Class A(b)(c)	9,292	376,233
Wendy’s Co. (The)	14,612	320,880
Whirlpool Corp.	2,342	323,149
Williams-Sonoma, Inc.(c)	3,004	375,260
Wyndham Hotels & Resorts, Inc.	4,706	362,456
Wynn Resorts Ltd.(b)	3,941	427,086

	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(c)	7,503	$292,467
Yum! Brands, Inc.	2,617	332,778

		44,160,753

Consumer Staples-8.17%
Albertsons Cos., Inc., Class A(c)	51,553	1,024,874
Altria Group, Inc.	23,689	1,099,880
Archer-Daniels-Midland Co.	11,962	952,175
BJ’s Wholesale Club Holdings, Inc.(b)	4,871	349,738
Boston Beer Co., Inc. (The), Class A(b)(c)	3,078	996,656
Brown-Forman Corp., Class B	16,271	1,055,500
Bunge Ltd.	11,537	1,101,783
Campbell Soup Co.	19,398	1,018,783
Casey’s General Stores, Inc.	4,451	925,585
Church & Dwight Co., Inc.	13,694	1,147,283
Clorox Co. (The)	7,373	1,146,059
Coca-Cola Co. (The)	17,321	1,030,773
Colgate-Palmolive Co.	14,176	1,039,101
Conagra Brands, Inc.	28,875	1,051,339
Constellation Brands, Inc., Class A	4,488	1,003,966
Costco Wholesale Corp.	715	346,189
Coty,Inc.,Class A(b)	42,775	483,357
Darling Ingredients, Inc.(b)	18,021	1,140,189
Estee Lauder Cos., Inc. (The), Class A	1,419	344,888
Flowers Foods, Inc.	37,838	1,054,923
Freshpet, Inc.(b)(c)	18,737	1,165,067
General Mills, Inc.	12,626	1,003,893
Grocery Outlet Holding Corp.(b)(c)	38,699	1,046,808
Hershey Co. (The)	4,593	1,094,604
Hormel Foods Corp.	23,227	1,030,814
Ingredion, Inc.	11,187	1,111,988
JM Smucker Co. (The)	7,128	1,054,160
Kellogg Co.	15,045	992,067
Keurig Dr Pepper, Inc.	28,852	996,837
Kimberly-Clark Corp.	8,103	1,013,280
Kraft Heinz Co. (The)	27,556	1,073,031
Kroger Co. (The)	23,289	1,004,687
Lamb Weston Holdings, Inc.	12,787	1,286,884
McCormick & Co., Inc.	12,940	961,701
Molson Coors Beverage Co., Class B	21,087	1,121,618
Mondelez International, Inc., Class A	16,446	1,071,950
Monster Beverage Corp.(b)	10,926	1,111,830
Olaplex Holdings, Inc.(b)(c)	194,060	954,775
PepsiCo, Inc.	6,017	1,044,130
Performance Food Group Co.(b)	18,422	1,042,501
Philip Morris International, Inc. (Switzerland)	10,866	1,057,262
Pilgrim’s Pride Corp.(b)	44,583	1,042,796
Post Holdings, Inc.(b)	12,019	1,081,229
Procter & Gamble Co. (The)	7,325	1,007,627
Reynolds Consumer Products, Inc.(c)	35,050	961,772
Seaboard Corp.	292	1,153,394
Spectrum Brands Holdings, Inc.(c)	18,463	1,182,001
Sysco Corp.	13,172	982,236
Tyson Foods, Inc., Class A	17,403	1,030,954
US Foods Holding Corp.(b)	31,585	1,185,385
Walgreens Boots Alliance, Inc.	27,029	960,340
Walmart, Inc.	2,289	325,336

		51,465,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Energy-7.79%
Antero Midstream Corp.	130,847	$1,379,127
Antero Resources Corp.(b)	44,234	1,158,931
APA Corp.	32,316	1,240,288
Baker Hughes Co., Class A	49,143	1,503,776
Cheniere Energy, Inc.	8,450	1,329,523
Chesapeake Energy Corp.	14,615	1,181,038
Chevron Corp.	7,933	1,275,388
ConocoPhillips	12,233	1,264,281
Coterra Energy, Inc.	55,285	1,380,467
Devon Energy Corp.	21,755	1,173,030
Diamondback Energy, Inc.	10,366	1,457,252
DT Midstream, Inc.(c)	24,319	1,220,814
Enviva, Inc.(c)	24,644	1,073,493
EOG Resources, Inc.	11,060	1,250,001
EQT Corp.	38,677	1,283,303
Exxon Mobil Corp.	13,193	1,450,043
Halliburton Co.	39,532	1,432,244
Hess Corp.	10,324	1,390,643
HF Sinclair Corp.	27,695	1,376,995
Kinder Morgan, Inc.	77,539	1,322,815
Marathon Oil Corp.	51,332	1,291,000
Marathon Petroleum Corp.	12,655	1,564,158
New Fortress Energy, Inc.(c)	30,272	998,673
NOV, Inc.	67,822	1,483,945
Occidental Petroleum Corp.	21,624	1,266,301
ONEOK, Inc.	21,485	1,406,193
Ovintiv, Inc.	28,469	1,217,619
PDC Energy, Inc.	21,729	1,458,233
Phillips 66	13,691	1,404,149
Pioneer Natural Resources Co.	6,226	1,247,753
Range Resources Corp.	55,919	1,506,458
Schlumberger Ltd.	27,677	1,472,693
Southwestern Energy Co.(b)	236,941	1,255,787
Targa Resources Corp.	20,177	1,495,116
Texas Pacific Land Corp.	572	1,018,269
Valero Energy Corp.	11,783	1,552,175
Vitesse Energy, Inc.(b)	1,298	22,572
Williams Cos., Inc. (The)	41,814	1,258,601

		49,063,147

Financials-9.52%
Affiliated Managers Group, Inc.	2,562	408,408
Aflac, Inc.	5,658	385,593
AGNC Investment Corp.	40,138	436,300
Allstate Corp. (The)	3,061	394,196
Ally Financial, Inc.	16,192	486,570
American Express Co.	2,097	364,857
American Financial Group, Inc.	2,881	386,371
American International Group, Inc.	6,398	390,982
Ameriprise Financial, Inc.	1,232	422,416
Annaly Capital Management, Inc.	18,495	382,477
Aon PLC, Class A	1,314	399,522
Apollo Global Management, Inc.	6,342	449,648
Arch Capital Group Ltd.(b)	6,625	463,750
Ares Management Corp., Class A	5,735	462,413
Arthur J. Gallagher & Co.	2,065	386,878
Assurant, Inc.	3,061	389,941
Assured Guaranty Ltd.	6,275	391,623
AXIS Capital Holdings Ltd.(c)	6,922	420,304
Bank of America Corp.	12,269	420,827

	Shares	Value
Financials-(continued)
Bank of Hawaii Corp.	5,128	$383,882
Bank of New York Mellon Corp. (The)	8,931	454,409
Bank OZK	9,597	441,750
Berkshire Hathaway, Inc., Class B(b)	1,317	401,922
BlackRock, Inc.	571	393,665
Blackstone, Inc., Class A(c)	5,090	462,172
Blue Owl Capital, Inc.(c)	35,485	437,885
BOK Financial Corp.	3,881	406,263
Brighthouse Financial, Inc.(b)	7,582	438,467
Brown & Brown, Inc.	6,887	386,154
Capital One Financial Corp.	3,412	372,181
Carlyle Group, Inc. (The)	13,830	475,752
Cboe Global Markets, Inc.	3,137	395,795
Charles Schwab Corp. (The)	4,959	386,405
Chubb Ltd.	1,816	383,212
Cincinnati Financial Corp.	3,762	454,073
Citigroup, Inc.	8,911	451,699
Citizens Financial Group, Inc.	10,062	420,189
CME Group, Inc., Class A	2,250	417,060
CNA Financial Corp.	9,585	419,631
Coinbase Global, Inc., Class A(b)(c)	9,387	608,559
Comerica, Inc.	6,107	428,101
Commerce Bancshares, Inc.	5,908	390,814
Corebridge Financial, Inc.	19,896	402,297
Credit Acceptance Corp.(b)(c)	880	391,019
Cullen/Frost Bankers, Inc.	2,893	381,355
Discover Financial Services	3,912	438,144
East West Bancorp, Inc.	6,119	466,329
Equitable Holdings, Inc.	13,091	411,319
Erie Indemnity Co., Class A	1,472	346,494
Evercore, Inc., Class A	3,682	483,005
Everest Re Group Ltd.	1,206	463,068
F&G Annuities & Life, Inc.	21,928	446,673
F.N.B. Corp.	30,251	431,682
FactSet Research Systems, Inc.	887	367,706
Fidelity National Financial, Inc.	10,691	426,143
Fifth Third Bancorp	12,143	440,791
First American Financial Corp.	7,585	430,676
First Citizens BancShares, Inc., Class A	509	373,484
First Hawaiian, Inc.	16,032	438,475
First Horizon Corp.	16,218	401,720
First Republic Bank	3,411	419,587
Franklin Resources, Inc.	14,821	436,775
Globe Life, Inc.	3,389	412,407
Goldman Sachs Group, Inc. (The)	1,113	391,386
Hanover Insurance Group, Inc. (The)	2,819	393,194
Hartford Financial Services Group, Inc. (The)	5,321	416,528
Huntington Bancshares, Inc.	27,230	417,164
Interactive Brokers Group, Inc., Class A	5,222	449,666
Intercontinental Exchange, Inc.	3,846	391,523
Invesco Ltd.(d)	21,512	379,902
Janus Henderson Group PLC(c)	15,729	431,918
Jefferies Financial Group, Inc.	11,129	420,565
JPMorgan Chase & Co.	2,996	429,477
Kemper Corp.	7,045	433,972
KeyCorp.	23,179	423,944
KKR & Co., Inc., Class A	8,251	464,944
Lazard Ltd., Class A	11,083	414,061
Lincoln National Corp.	12,659	401,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Loews Corp.	7,064	$431,540
LPL Financial Holdings, Inc.	1,814	452,702
M&T Bank Corp.	2,684	416,798
Markel Corp.(b)	311	413,586
MarketAxess Holdings, Inc.	1,419	484,518
Marsh & McLennan Cos., Inc.	2,314	375,192
MetLife, Inc.	5,409	387,988
MGIC Investment Corp.	30,374	417,946
Moody’s Corp.	1,388	402,728
Morgan Stanley	4,540	438,110
Morningstar, Inc.	1,684	349,144
MSCI, Inc.	801	418,242
Nasdaq, Inc.	6,199	347,516
New York Community Bancorp, Inc.	46,842	415,957
Northern Trust Corp.	4,574	435,765
Old Republic International Corp.	16,560	436,687
OneMain Holdings, Inc.	11,036	475,541
PacWest Bancorp	16,426	455,821
Pinnacle Financial Partners, Inc.	5,238	388,083
PNC Financial Services Group, Inc. (The)	2,609	412,013
Popular, Inc.	6,132	437,825
Primerica, Inc.	2,817	540,695
Principal Financial Group, Inc.	4,511	404,005
Progressive Corp. (The)	3,035	435,583
Prosperity Bancshares, Inc.	5,540	407,135
Prudential Financial, Inc.	3,924	392,400
Raymond James Financial, Inc.	3,505	380,152
Regions Financial Corp.	18,048	420,879
Reinsurance Group of America, Inc.	2,779	401,482
RenaissanceRe Holdings Ltd. (Bermuda)	2,136	459,026
Rithm Capital Corp.(c)	44,584	405,714
Robinhood Markets, Inc., Class A(b)(c)	41,826	421,188
Rocket Cos., Inc., Class A(c)	46,842	368,178
Ryan Specialty Holdings, Inc., Class A(b)(c)	9,684	407,890
S&P Global, Inc.	1,130	385,556
SEI Investments Co.	6,560	395,240
Signature Bank	3,342	384,497
SLM Corp.	23,915	343,898
SoFi Technologies, Inc.(b)(c)	91,240	602,184
Starwood Property Trust, Inc.(c)	19,955	382,338
State Street Corp.	5,152	456,879
Stifel Financial Corp.	6,644	444,019
SVB Financial Group(b)	1,798	518,022
Synchrony Financial	9,132	326,104
Synovus Financial Corp.	10,069	420,985
T. Rowe Price Group, Inc.(c)	3,295	369,963
TFS Financial Corp.	28,667	415,385
Tradeweb Markets, Inc., Class A	6,267	444,268
Travelers Cos., Inc. (The)	2,126	393,565
Truist Financial Corp.	9,469	444,570
U.S. Bancorp	9,215	439,832
Umpqua Holdings Corp.	21,639	382,145
Unum Group	9,943	442,961
Upstart Holdings, Inc.(b)(c)	23,219	429,784
UWM Holdings Corp.(c)	86,369	367,932
Virtu Financial, Inc., Class A	18,554	341,023
Voya Financial, Inc.	6,408	477,332
W.R. Berkley Corp.	5,350	354,116
Webster Financial Corp.(c)	8,479	450,404
Wells Fargo & Co.	9,355	437,533

	Shares	Value
Financials-(continued)
Western Alliance Bancorporation	6,573	$487,980
White Mountains Insurance Group Ltd.	306	441,732
Willis Towers Watson PLC	1,623	380,366
Wintrust Financial Corp.	4,576	421,587
Zions Bancorporation N.A	8,403	425,360

		59,967,641

Health Care-9.61%
10X Genomics, Inc., Class A(b)(c)	13,758	653,780
Abbott Laboratories	4,690	477,067
AbbVie, Inc.	3,052	469,703
Acadia Healthcare Co., Inc.(b)	6,053	438,903
Agilent Technologies, Inc.	3,239	459,841
agilon health, inc.(b)(c)	29,184	618,993
Align Technology, Inc.(b)	2,645	818,628
Alnylam Pharmaceuticals, Inc.(b)	2,114	404,725
Amedisys, Inc.(b)	5,787	532,115
AmerisourceBergen Corp.	6,503	1,011,607
Amgen, Inc.	1,756	406,795
Avantor, Inc.(b)(c)	23,195	565,262
Azenta, Inc.(b)(c)	8,309	364,682
Baxter International, Inc.	9,527	380,604
Becton, Dickinson and Co.	2,042	478,951
Biogen, Inc.(b)	1,735	468,207
BioMarin Pharmaceutical, Inc.(b)	4,849	482,912
Bio-Rad Laboratories, Inc., Class A(b)	1,204	575,319
Bio-Techne Corp.	6,179	448,843
Boston Scientific Corp.(b)	10,931	510,696
Bristol-Myers Squibb Co.	6,344	437,482
Bruker Corp.	7,572	521,862
Cardinal Health, Inc.	6,271	474,777
Catalent, Inc.(b)	11,104	757,515
Centene Corp.(b)	5,799	396,652
Certara, Inc.(b)(c)	28,364	513,956
Charles River Laboratories International, Inc.(b)(c)	2,408	528,171
Chemed Corp.	964	502,803
Cigna Group (The)	1,512	441,655
Cooper Cos., Inc. (The)	1,573	514,324
CVS Health Corp.	10,783	900,812
Danaher Corp.	1,862	460,901
DaVita, Inc.(b)	6,755	555,666
Definitive Healthcare Corp.(b)(c)	32,100	366,582
DENTSPLY SIRONA, Inc.	16,705	635,959
DexCom, Inc.(b)	4,088	453,809
Doximity, Inc., Class A(b)(c)	14,165	476,369
Edwards Lifesciences Corp.(b)	6,982	561,632
Elanco Animal Health, Inc.(b)	40,327	462,551
Elevance Health, Inc.	952	447,126
Eli Lilly and Co.	1,362	423,882
Encompass Health Corp.	8,863	500,937
Enhabit, Inc.(b)	36,970	567,490
Enovis Corp.(b)(c)	9,315	536,730
Envista Holdings Corp.(b)(c)	15,384	594,745
Exact Sciences Corp.(b)(c)	10,993	685,194
Exelixis, Inc.(b)	30,651	523,519
GE HealthCare Technologies, Inc.(b)	1,262	95,912
Gilead Sciences, Inc.	5,661	455,880
Globus Medical, Inc., Class A(b)(c)	6,997	408,205
Guardant Health, Inc.(b)(c)	10,590	327,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	2,087	$508,080
Henry Schein, Inc.(b)	6,224	487,401
Hologic, Inc.(b)	6,767	538,924
Horizon Therapeutics PLC(b)	5,192	568,472
Humana, Inc.	921	455,913
ICU Medical, Inc.(b)(c)	3,268	557,652
IDEXX Laboratories, Inc.(b)	1,181	558,896
Illumina, Inc.(b)	2,406	479,275
Incyte Corp.(b)	5,981	460,417
Insulet Corp.(b)	1,655	457,376
Integra LifeSciences Holdings Corp.(b)(c)	8,891	494,517
Intuitive Surgical, Inc.(b)	1,857	425,977
Ionis Pharmaceuticals, Inc.(b)(c)	13,321	478,224
IQVIA Holdings, Inc.(b)	2,390	498,243
Jazz Pharmaceuticals PLC(b)	3,345	469,638
Johnson & Johnson	2,832	434,032
Laboratory Corp. of America Holdings	2,131	510,076
Maravai LifeSciences Holdings, Inc., Class A(b)	38,054	561,297
Masimo Corp.(b)(c)	3,641	609,176
McKesson Corp.	2,902	1,015,149
Medtronic PLC	6,491	537,455
Merck & Co., Inc.	4,527	480,948
Mettler-Toledo International, Inc.(b)	216	309,681
Mirati Therapeutics, Inc.(b)(c)	11,536	528,810
Moderna, Inc.(b)	2,719	377,424
Molina Healthcare, Inc.(b)	1,485	408,865
Natera, Inc.(b)(c)	12,960	629,208
Neurocrine Biosciences, Inc.(b)	4,164	429,308
Novavax, Inc.(b)(c)	28,938	267,966
Novocure Ltd.(b)(c)	6,434	495,225
Oak Street Health, Inc.(b)(c)	23,335	826,059
Organon & Co.	18,843	461,465
Penumbra, Inc.(b)(c)	2,208	574,058
PerkinElmer, Inc.	3,533	440,106
Perrigo Co. PLC	15,752	593,693
Pfizer, Inc.	9,679	392,677
Premier, Inc., Class A	15,138	487,292
QIAGEN N.V.(b)	10,287	472,688
Quest Diagnostics, Inc.	3,335	461,431
QuidelOrtho Corp.(b)(c)	5,242	455,739
Regeneron Pharmaceuticals, Inc.(b)	661	502,638
Repligen Corp.(b)(c)	2,907	506,894
ResMed, Inc.	2,255	480,315
Royalty Pharma PLC, Class A	11,844	424,607
Sarepta Therapeutics, Inc.(b)(c)	4,243	518,198
Seagen, Inc.(b)	4,031	724,330
Signify Health, Inc., Class A(b)(c)	17,638	507,798
Sotera Health Co.(b)(c)	58,790	981,205
STERIS PLC	2,658	499,784
Stryker Corp.	2,040	536,275
Syneos Health, Inc.(b)	14,644	588,982
Tandem Diabetes Care, Inc.(b)(c)	11,324	406,079
Teladoc Health, Inc.(b)	18,684	494,939
Teleflex, Inc.	2,065	491,945
Tenet Healthcare Corp.(b)	11,459	670,695
Thermo Fisher Scientific, Inc.	885	479,458
Ultragenyx Pharmaceutical, Inc.(b)	12,283	546,471
United Therapeutics Corp.(b)	1,801	443,118
UnitedHealth Group, Inc.	920	437,865

	Shares	Value
Health Care-(continued)
Universal Health Services, Inc., Class B	3,902	$521,190
Veeva Systems, Inc., Class A(b)	2,899	480,248
Vertex Pharmaceuticals, Inc.(b)	1,564	454,014
Viatris, Inc.	46,183	526,486
Waters Corp.(b)	934	290,371
West Pharmaceutical Services, Inc.	2,142	679,078
Zimmer Biomet Holdings, Inc.	3,987	493,870
Zoetis, Inc.	3,293	549,931

		60,533,473

Industrials-10.37%
3M Co.	2,529	272,474
A.O. Smith Corp.	5,459	358,274
Acuity Brands, Inc.(c)	1,784	346,025
Advanced Drainage Systems, Inc.	3,599	319,339
AECOM	3,729	322,036
AGCO Corp.	2,361	332,452
Air Lease Corp.(c)	8,392	363,206
Alaska Air Group, Inc.(b)	7,724	369,439
Allegion PLC	2,879	324,492
Allison Transmission Holdings, Inc.	7,403	351,642
American Airlines Group, Inc.(b)(c)	25,021	399,836
AMETEK, Inc.	2,268	321,058
Armstrong World Industries, Inc.	4,477	353,011
Avis Budget Group, Inc.(b)	1,829	401,758
Axon Enterprise, Inc.(b)	1,857	371,976
AZEK Co., Inc. (The)(b)(c)	16,472	396,810
Boeing Co. (The)(b)	1,782	359,162
Booz Allen Hamilton Holding Corp.	3,002	284,379
Builders FirstSource, Inc.(b)	4,803	407,198
BWX Technologies, Inc.	5,272	322,172
C.H. Robinson Worldwide, Inc.	3,325	332,367
CACI International, Inc., Class A(b)	1,341	392,913
Carlisle Cos., Inc.	1,266	326,907
Carrier Global Corp.	7,336	330,340
Caterpillar, Inc.	1,400	335,370
ChargePoint Holdings, Inc.(b)(c)	125,222	1,422,522
Cintas Corp.	699	306,491
Clarivate PLC(b)(c)	45,081	456,671
Clean Harbors, Inc.(b)	10,844	1,432,167
Copa Holdings S.A., Class A (Panama)(b)(c)	4,137	382,052
Copart, Inc.(b)	5,326	375,270
Core & Main, Inc., Class A(b)(c)	15,384	358,601
CoStar Group, Inc.(b)	10,100	713,666
Crane Holdings Co.	3,147	376,948
CSX Corp.	10,121	308,589
Cummins, Inc.	1,308	317,949
Curtiss-Wright Corp.	1,856	324,410
Deere & Co.	730	306,045
Delta Air Lines, Inc.(b)	10,148	389,074
Donaldson Co., Inc.	5,361	339,083
Dover Corp.	2,325	348,518
Driven Brands Holdings, Inc.(b)(c)	11,501	321,740
Dun & Bradstreet Holdings, Inc.	30,598	367,482
Eaton Corp. PLC	2,006	350,910
Emerson Electric Co.	3,364	278,236
Equifax, Inc.(c)	1,613	326,681
ESAB Corp.	6,761	396,533
Expeditors International of Washington, Inc.	2,958	309,288
Fastenal Co.(c)	28,304	1,459,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
FedEx Corp.	1,855	$376,973
Flowserve Corp.	10,622	368,477
Fortive Corp.	4,793	319,501
Fortune Brands Innovations, Inc.(c)	6,287	389,480
FTI Consulting, Inc.(b)(c)	1,942	356,765
Gates Industrial Corp. PLC(b)(c)	28,789	404,198
Generac Holdings, Inc.(b)	3,443	413,194
General Dynamics Corp.	1,286	293,092
General Electric Co.	3,811	322,830
Graco, Inc.	4,668	324,613
GXO Logistics, Inc.(b)	7,265	360,126
Hayward Holdings, Inc.(b)(c)	35,326	434,863
HEICO Corp.(c)	2,008	332,465
Hertz Global Holdings, Inc.(b)(c)	20,679	382,768
Hexcel Corp.(c)	24,947	1,819,884
Honeywell International, Inc.	1,517	290,475
Howmet Aerospace, Inc.	8,473	357,391
Hubbell, Inc.	1,270	319,456
Huntington Ingalls Industries, Inc.	1,353	291,166
IAA, Inc.(b)	8,649	353,831
IDEX Corp.	1,360	305,973
Illinois Tool Works, Inc.	1,460	340,414
Ingersoll Rand, Inc.	5,989	347,781
ITT, Inc.	3,894	353,926
J.B. Hunt Transport Services, Inc.	1,793	324,156
Jacobs Solutions, Inc.	2,610	311,895
JetBlue Airways Corp.(b)	45,549	378,057
Johnson Controls International PLC	4,778	299,676
KBR, Inc.	7,851	432,669
Kirby Corp.(b)	4,867	353,004
Knight-Swift Transportation Holdings, Inc.	5,789	329,047
L3Harris Technologies, Inc.	1,484	313,406
Landstar System, Inc.(c)	1,873	338,620
Leidos Holdings, Inc.	3,701	359,256
Lennox International, Inc.(c)	1,225	312,167
Lincoln Electric Holdings, Inc.	2,162	363,065
Lockheed Martin Corp.	656	311,115
Lyft,Inc.,Class A(b)	32,301	323,010
ManpowerGroup, Inc.	3,687	312,953
Masco Corp.	6,427	336,968
MasTec, Inc.(b)	3,585	350,326
MasterBrand, Inc.(b)	6,287	61,235
MDU Resources Group, Inc.	10,397	331,144
Mercury Systems, Inc.(b)(c)	6,440	337,070
Middleby Corp. (The)(b)(c)	2,294	356,694
MSA Safety, Inc.	2,372	318,678
MSC Industrial Direct Co., Inc., Class A	3,791	320,415
Nordson Corp.	1,357	298,051
Norfolk Southern Corp.	1,297	291,592
Northrop Grumman Corp.	595	276,145
nVent Electric PLC	8,211	376,392
Old Dominion Freight Line, Inc.	1,112	377,257
Oshkosh Corp.	3,640	324,652
Otis Worldwide Corp.	4,004	338,818
Owens Corning	3,463	338,647
PACCAR, Inc.	4,615	333,203
Parker-Hannifin Corp.	1,094	384,924
Pentair PLC	7,115	398,013
Plug Power, Inc.(b)(c)	99,935	1,486,033
Quanta Services, Inc.	2,127	343,298

	Shares	Value
Industrials-(continued)
Raytheon Technologies Corp.	3,203	$314,182
Regal Rexnord Corp.(c)	2,659	419,165
Republic Services, Inc.	9,445	1,217,744
Robert Half International, Inc.	4,366	351,987
Rockwell Automation, Inc.	1,240	365,713
Rollins, Inc.	8,666	305,043
RXO, Inc.(b)	17,833	366,825
Ryder System, Inc.	3,755	367,652
Schneider National, Inc., Class B	12,904	362,086
Science Applications International Corp.(c)	3,577	381,451
Sensata Technologies Holding PLC	7,289	368,678
SiteOne Landscape Supply, Inc.(b)(c)	2,780	412,385
Snap-on, Inc.(c)	1,380	343,178
Southwest Airlines Co.	9,074	304,705
Spirit AeroSystems Holdings, Inc., Class A(c)	11,860	405,375
Stanley Black & Decker, Inc.	4,078	349,118
Stericycle, Inc.(b)(c)	25,081	1,195,862
Sunrun, Inc.(b)(c)	44,373	1,066,727
Tetra Tech, Inc.	2,072	283,636
Textron, Inc.	4,367	316,739
Timken Co. (The)	20,292	1,733,951
Toro Co. (The)	2,879	317,957
Trane Technologies PLC	1,801	333,131
TransDigm Group, Inc.	523	389,044
TransUnion	5,360	350,705
Trex Co., Inc.(b)(c)	7,196	367,931
Uber Technologies, Inc.(b)	12,862	427,790
U-Haul Holding Co.(c)	5,144	330,296
Union Pacific Corp.	1,519	314,858
United Airlines Holdings, Inc.(b)	7,947	412,926
United Parcel Service, Inc., Class B	1,776	324,102
United Rentals, Inc.	888	416,055
Univar Solutions, Inc.(b)	43,435	1,509,366
Valmont Industries, Inc.	972	308,445
Verisk Analytics, Inc.	1,752	299,785
Vertiv Holdings Co.(c)	28,428	461,955
W.W. Grainger, Inc.	539	360,284
Wabtec Corp.	3,115	324,988
Waste Management, Inc.	7,755	1,161,389
Watsco, Inc.(c)	1,209	368,394
WESCO International, Inc.(b)	2,606	431,501
WillScot Mobile Mini Holdings Corp.(b)	6,827	350,908
Woodward, Inc.	3,404	336,996
XPO, Inc.(b)	8,914	297,371
Xylem, Inc.	2,867	294,298

		65,286,886

Information Technology-14.10%
Accenture PLC, Class A	1,094	290,512
Adobe, Inc.(b)	1,214	393,275
Advanced Micro Devices, Inc.(b)	5,736	450,735
Affirm Holdings, Inc.(b)(c)	27,453	373,910
Akamai Technologies, Inc.(b)	4,486	325,684
Allegro MicroSystems, Inc. (Japan)(b)(c)	12,518	546,786
Alteryx, Inc., Class A(b)	8,859	578,581
Amdocs Ltd.	4,548	416,642
Amphenol Corp., Class A	5,078	393,647
Analog Devices, Inc.	2,381	436,842
ANSYS, Inc.(b)	1,652	501,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Apple, Inc.	2,834	$417,760
Applied Materials, Inc.	3,765	437,305
AppLovin Corp., Class A(b)(c)	39,058	527,283
Arista Networks, Inc.(b)	22,055	3,059,028
Arrow Electronics, Inc.(b)	3,815	450,132
Aspen Technology, Inc.(b)(c)	1,800	381,618
Atlassian Corp., Class A(b)(c)	2,987	490,854
Autodesk, Inc.(b)	2,077	412,679
Automatic Data Processing, Inc.	1,226	269,499
Avnet, Inc.	9,429	421,571
Bentley Systems, Inc., Class B(c)	10,255	414,917
BILL Holdings, Inc.(b)(c)	2,768	234,256
Black Knight, Inc.(b)	6,701	399,380
Block, Inc., Class A(b)(c)	5,030	385,952
Broadcom, Inc.	765	454,632
Broadridge Financial Solutions, Inc.	2,753	387,567
Cadence Design Systems, Inc.(b)	2,465	475,597
CCC Intelligent Solutions Holdings, Inc.(b)(c)	45,175	404,768
CDW Corp.	2,164	438,037
Ceridian HCM Holding, Inc.(b)(c)	6,153	448,738
Ciena Corp.(b)(c)	54,553	2,630,546
Cirrus Logic, Inc.(b)	5,223	536,663
Cisco Systems, Inc.	57,647	2,791,268
Cloudflare, Inc., Class A(b)(c)	8,310	498,683
Cognex Corp.	6,412	304,057
Cognizant Technology Solutions Corp., Class A	6,883	431,082
Coherent Corp.(b)(c)	11,118	479,519
Concentrix Corp.	3,323	454,719
Confluent, Inc., Class A(b)(c)	18,633	454,459
Corning, Inc.	12,120	411,474
Crowdstrike Holdings, Inc., Class A(b)	3,537	426,881
Datadog, Inc., Class A(b)	5,456	417,493
Dell Technologies, Inc., Class C	9,565	388,722
DocuSign, Inc.(b)	9,315	571,475
Dolby Laboratories, Inc., Class A	5,493	451,964
DoubleVerify Holdings, Inc.(b)(c)	16,156	424,418
Dropbox, Inc., Class A(b)	17,944	366,058
DXC Technology Co.(b)	15,108	419,096
Dynatrace, Inc.(b)	10,807	459,622
Elastic N.V.(b)(c)	7,535	444,716
Enphase Energy, Inc.(b)	4,297	904,647
Entegris, Inc.(c)	5,693	485,214
EPAM Systems, Inc.(b)	1,168	359,335
Euronet Worldwide, Inc.(b)	3,555	386,962
F5, Inc.(b)	2,690	384,616
Fair Isaac Corp.(b)	512	346,824
Fidelity National Information Services, Inc.	4,574	289,854
First Solar, Inc.(b)	9,020	1,525,643
Fiserv, Inc.(b)	3,142	361,613
Five9, Inc.(b)(c)	6,176	407,616
FleetCor Technologies, Inc.(b)	1,731	371,801
Fortinet, Inc.(b)	7,636	453,884
Gartner, Inc.(b)	1,166	382,226
Gen Digital, Inc.	17,717	345,659
Genpact Ltd.	7,093	338,549
Global Payments, Inc.	3,221	361,396
GLOBALFOUNDRIES, Inc.(b)(c)	6,473	422,946
Globant S.A.(b)	2,274	375,392
GoDaddy, Inc., Class A(b)	5,351	405,124

	Shares	Value
Information Technology-(continued)
Guidewire Software, Inc.(b)(c)	6,445	$452,503
Hewlett Packard Enterprise Co.	24,790	386,972
HP, Inc.	14,185	418,741
HubSpot, Inc.(b)	1,393	538,896
Informatica, Inc., Class A(b)(c)	24,951	430,405
Intel Corp.	14,205	354,131
International Business Machines Corp.	2,737	353,894
Intuit, Inc.	1,000	407,180
IPG Photonics Corp.(b)	4,410	543,488
Jabil, Inc.	5,690	472,441
Jack Henry & Associates, Inc.	1,726	283,478
Jamf Holding Corp.(b)(c)	18,437	391,233
Juniper Networks, Inc.	87,043	2,679,184
Keysight Technologies, Inc.(b)	1,762	281,850
KLA Corp.	1,023	388,106
Kyndryl Holdings, Inc.(b)	37,798	593,051
Lam Research Corp.	893	434,007
Lattice Semiconductor Corp.(b)	5,691	483,507
Littelfuse, Inc.	1,351	349,544
Lumentum Holdings, Inc.(b)(c)	50,713	2,728,867
Manhattan Associates, Inc.(b)	3,359	482,856
Marvell Technology, Inc.	9,684	437,233
Mastercard, Inc., Class A	913	324,380
Microchip Technology, Inc.	5,260	426,218
Micron Technology, Inc.	7,315	422,953
Microsoft Corp.	1,635	407,802
MKS Instruments, Inc.	3,787	367,074
MongoDB, Inc.(b)	2,099	439,782
Monolithic Power Systems, Inc.	1,051	508,989
Motorola Solutions, Inc.	10,481	2,754,512
National Instruments Corp.	10,277	519,091
nCino, Inc.(b)(c)	16,028	436,763
NCR Corp.(b)	17,190	438,861
NetApp, Inc.	6,323	408,150
New Relic, Inc.(b)	6,986	509,768
Nutanix, Inc., Class A(b)(c)	12,962	366,176
NVIDIA Corp.	2,361	548,130
Okta, Inc.(b)	6,333	451,480
ON Semiconductor Corp.(b)	5,627	435,586
Oracle Corp.	5,101	445,827
Palantir Technologies, Inc., Class A(b)(c)	57,096	447,633
Palo Alto Networks, Inc.(b)(c)	2,516	473,939
Paychex, Inc.	2,650	292,560
Paycom Software, Inc.(b)	1,281	370,286
Paycor HCM, Inc.(b)(c)	15,130	374,770
Paylocity Holding Corp.(b)	1,562	300,857
PayPal Holdings, Inc.(b)	4,296	316,186
Pegasystems, Inc.(c)	11,310	524,558
Procore Technologies, Inc.(b)(c)	8,143	545,500
PTC, Inc.(b)	3,322	416,346
Pure Storage, Inc., Class A(b)	13,859	395,536
Qorvo, Inc.(b)	4,091	412,741
QUALCOMM, Inc.	3,322	410,367
RingCentral, Inc., Class A(b)	11,229	371,006
Roper Technologies, Inc.	936	402,667
salesforce.com, inc.(b)	3,134	512,754
SentinelOne, Inc.(b)(c)	26,500	423,735
ServiceNow, Inc.(b)	1,022	441,678
Shift4 Payments, Inc., Class A(b)(c)	6,682	430,989
Skyworks Solutions, Inc.	4,246	473,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Smartsheet, Inc., Class A(b)	11,074	$487,477
Snowflake, Inc., Class A(b)	2,830	436,895
Splunk, Inc.(b)(c)	4,644	476,010
SS&C Technologies Holdings, Inc.	8,075	474,002
Synopsys, Inc.(b)	1,226	445,970
TD SYNNEX Corp.	4,109	396,601
Teledyne Technologies, Inc.(b)	786	338,035
Teradata Corp.(b)	12,033	490,465
Teradyne, Inc.	4,260	430,856
Texas Instruments, Inc.	2,292	392,963
Thoughtworks Holding, Inc.(b)(c)	42,782	314,876
Toast, Inc., Class A(b)	21,522	407,196
Trimble, Inc.(b)	5,525	287,632
Twilio, Inc., Class A(b)	8,872	596,287
Tyler Technologies, Inc.(b)	1,282	411,842
Ubiquiti, Inc.(c)	9,828	2,636,852
UiPath,Inc.,Class A(b)(c)	31,131	461,984
Unity Software, Inc.(b)(c)	11,435	348,081
Universal Display Corp.	3,542	481,181
VeriSign, Inc.(b)	2,069	407,241
Viasat, Inc.(b)(c)	94,212	2,992,173
Visa, Inc., Class A(c)	1,530	336,508
VMware, Inc., Class A(b)	3,389	373,231
Vontier Corp.	16,789	439,368
Western Digital Corp.(b)	11,482	441,827
Western Union Co. (The)(c)	22,929	297,160
WEX, Inc.(b)	2,023	390,055
Wix.com Ltd. (Israel)(b)	4,816	435,992
Wolfspeed, Inc.(b)(c)	4,728	349,777
Workday, Inc., Class A(b)	2,413	447,539
Zebra Technologies Corp., Class A(b)	1,261	378,615
Zoom Video Communications, Inc., Class A(b)(c)	5,579	416,138
Zscaler, Inc.(b)(c)	3,383	443,680

		88,797,419

Materials-9.98%
Air Products and Chemicals, Inc.	4,535	1,296,919
Albemarle Corp.	5,665	1,440,666
Alcoa Corp.(c)	30,620	1,498,543
Amcor PLC	25,664	285,897
AptarGroup, Inc.	2,956	345,024
Ardagh Group S.A.(b)(e)	13,287	141,042
Ardagh Metal Packaging S.A	69,338	334,209
Ashland, Inc.	13,178	1,341,257
Avery Dennison Corp.	8,079	1,471,913
Axalta Coating Systems Ltd.(b)	12,443	370,801
Ball Corp.	5,920	332,763
Berry Global Group, Inc.	5,262	326,770
Celanese Corp.	14,309	1,663,135
CF Industries Holdings, Inc.	14,495	1,244,976
Chemours Co. (The)	48,517	1,658,311
Cleveland-Cliffs, Inc.(b)	89,567	1,910,464
Corteva, Inc.	17,424	1,085,341
Crown Holdings, Inc.	3,921	339,206
Dow, Inc.	28,635	1,637,922
DuPont de Nemours, Inc.	4,571	333,820
Eagle Materials, Inc.	2,348	329,471
Eastman Chemical Co.	16,985	1,447,122
Ecolab, Inc.	9,717	1,548,598

	Shares	Value
Materials-(continued)
Element Solutions, Inc.	76,625	$1,573,877
FMC Corp.	11,320	1,461,978
Freeport-McMoRan, Inc.	36,326	1,488,276
Ginkgo Bioworks Holdings, Inc.(b)(c)	281,219	413,392
Graphic Packaging Holding Co.	14,356	341,673
Huntsman Corp.	52,075	1,527,881
International Flavors & Fragrances, Inc.	13,488	1,257,082
International Paper Co.	40,037	1,456,946
Linde PLC (United Kingdom)	4,328	1,507,745
Louisiana-Pacific Corp.	4,829	282,545
LyondellBasell Industries N.V., Class A	17,782	1,706,894
Martin Marietta Materials, Inc.	899	323,523
Mosaic Co. (The)	30,842	1,640,486
MP Materials Corp.(b)(c)	45,824	1,603,840
NewMarket Corp.	4,580	1,573,230
Newmont Corp.	30,728	1,340,048
Nucor Corp.	9,603	1,607,926
Olin Corp.	26,449	1,527,430
Packaging Corp. of America	2,347	320,882
PPG Industries, Inc.	2,446	323,019
Reliance Steel & Aluminum Co.	6,925	1,716,292
Royal Gold, Inc.(c)	12,927	1,535,598
RPM International, Inc.	3,076	272,626
Scotts Miracle-Gro Co. (The)	28,136	2,321,220
Sealed Air Corp.	6,172	300,083
Sherwin-Williams Co. (The)	1,253	277,352
Silgan Holdings, Inc.	5,979	319,279
Sonoco Products Co.	5,230	308,884
Southern Copper Corp. (Mexico)(c)	23,575	1,737,242
SSR Mining, Inc. (Canada)	93,608	1,277,749
Steel Dynamics, Inc.	13,191	1,663,517
United States Steel Corp.	55,508	1,700,210
Valvoline, Inc.	45,065	1,586,288
Vulcan Materials Co.	1,746	315,869
Westlake Corp.	13,543	1,613,513
WestRock Co.	8,863	278,298

		62,886,863

Real Estate-8.72%
Alexandria Real Estate Equities, Inc.	5,577	835,323
American Homes 4 Rent, Class A(c)	25,216	782,200
American Tower Corp.	3,904	773,031
Americold Realty Trust, Inc.(c)	28,528	838,723
Apartment Income REIT Corp.	22,455	848,799
AvalonBay Communities, Inc.	4,901	845,520
Boston Properties, Inc.	12,541	821,185
Brixmor Property Group, Inc.	36,785	832,812
Camden Property Trust	7,154	820,993
CBRE Group, Inc., Class A(b)	10,893	927,430
Cousins Properties, Inc.(c)	33,728	825,999
Crown Castle, Inc.	5,972	780,839
CubeSmart(c)	19,451	914,002
Digital Realty Trust, Inc.	7,747	807,470
Douglas Emmett, Inc.(c)	54,018	763,274
EastGroup Properties, Inc.(c)	5,380	878,393
EPR Properties	20,388	832,646
Equinix, Inc.	1,217	837,625
Equity LifeStyle Properties, Inc.	12,828	878,846
Equity Residential	13,260	829,015
Essex Property Trust, Inc.	3,875	883,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Extra Space Storage, Inc.	5,284	$870,011
Federal Realty Investment Trust	7,720	824,342
First Industrial Realty Trust, Inc.	16,868	889,787
Gaming and Leisure Properties, Inc.	15,967	860,302
Healthcare Realty Trust, Inc.	41,910	817,245
Healthpeak Properties, Inc.	32,570	783,634
Highwoods Properties, Inc.	29,902	792,403
Host Hotels & Resorts, Inc.	46,991	789,449
Howard Hughes Corp. (The)(b)(c)	10,717	890,797
Hudson Pacific Properties, Inc.	84,171	776,898
Invitation Homes, Inc.	25,896	809,509
Iron Mountain, Inc.	15,224	803,066
JBG SMITH Properties	42,033	725,069
Jones Lang LaSalle, Inc.(b)	5,132	895,329
Kilroy Realty Corp.	21,132	761,175
Kimco Realty Corp.	38,222	787,755
Lamar Advertising Co., Class A	8,860	926,402
Life Storage, Inc.	7,759	935,115
Medical Properties Trust, Inc.(c)	69,037	711,081
Mid-America Apartment Communities, Inc.	5,078	812,988
National Retail Properties, Inc.	18,045	817,799
National Storage Affiliates Trust	21,387	904,670
Omega Healthcare Investors, Inc.(c)	27,807	744,949
Opendoor Technologies, Inc.(b)(c)	628,031	904,365
Park Hotels & Resorts, Inc.	68,634	943,717
Prologis, Inc.	7,069	872,315
Public Storage	2,753	823,009
Rayonier, Inc.(c)	23,754	797,659
Realty Income Corp.	12,944	827,769
Regency Centers Corp.	12,607	792,980
Rexford Industrial Realty, Inc.	15,173	917,360
SBA Communications Corp., Class A	2,876	745,891
Simon Property Group, Inc.	7,098	866,595
SL Green Realty Corp.	23,749	808,653
Spirit Realty Capital, Inc.(c)	20,120	828,542
Sun Communities, Inc.	5,814	832,216
UDR, Inc.	20,700	886,788
Ventas, Inc.	18,368	893,603
VICI Properties, Inc.	24,688	827,789
Vornado Realty Trust	38,773	766,930
W.P. Carey, Inc.(c)	10,498	852,018
Welltower, Inc.	12,660	938,359
WeWork, Inc., Class A(b)(c)	420,285	487,531
Weyerhaeuser Co.	26,264	820,750
Zillow Group, Inc., Class C(b)(c)	23,820	1,000,440

		54,922,911

Utilities-7.41%
AES Corp. (The)	45,268	1,117,214
Alliant Energy Corp.	23,110	1,184,850
Ameren Corp.	14,607	1,208,145
American Electric Power Co., Inc.	13,119	1,154,078
American Water Works Co., Inc.	8,289	1,163,610
Atmos Energy Corp.(c)	10,917	1,231,547
Avangrid, Inc.	30,203	1,178,823

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Brookfield Renewable Corp., Class A(c)	41,501	$1,155,803
CenterPoint Energy, Inc.	42,312	1,177,120
CMS Energy Corp.	20,713	1,221,446
Consolidated Edison, Inc.	13,148	1,174,774
Constellation Energy Corp.	14,029	1,050,632
Dominion Energy, Inc.	22,028	1,225,197
DTE Energy Co.	10,917	1,197,704
Duke Energy Corp.	12,786	1,205,208
Edison International	19,629	1,299,636
Entergy Corp.	10,968	1,128,278
Essential Utilities, Inc.	26,561	1,136,280
Evergy, Inc.	20,714	1,218,190
Eversource Energy	15,201	1,145,547
Exelon Corp.	30,701	1,240,013
FirstEnergy Corp.	30,858	1,220,125
Hawaiian Electric Industries, Inc.	31,327	1,267,177
IDACORP, Inc.	11,933	1,233,872
National Fuel Gas Co.	20,461	1,172,006
NextEra Energy, Inc.	14,947	1,061,685
NiSource, Inc.	46,318	1,270,503
NRG Energy, Inc.	39,862	1,307,075
OGE Energy Corp.	32,016	1,143,612
PG&E Corp.(b)	83,139	1,298,631
Pinnacle West Capital Corp.	16,561	1,220,215
PPL Corp.	44,192	1,196,277
Public Service Enterprise Group, Inc.	21,467	1,297,251
Sempra Energy	7,911	1,186,334
Southern Co. (The)	18,676	1,177,709
UGI Corp.	33,496	1,247,056
Vistra Corp.	54,553	1,199,621
WEC Energy Group, Inc.	13,433	1,190,970
Xcel Energy, Inc.	18,406	1,188,475

		46,692,689

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $651,370,602)		629,145,333

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.84%
Invesco Private Government Fund, 4.58%(d)(f)(g)	29,534,850	29,534,850
Invesco Private Prime Fund, 4.83%(d)(f)(g)	76,514,338	76,529,639

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,068,755)		106,064,489

TOTAL INVESTMENTS IN SECURITIES-116.72% (Cost $757,439,357)		735,209,822
OTHER ASSETS LESS LIABILITIES-(16.72)%		(105,335,252)

NET ASSETS-100.00%		$629,874,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Ltd.	$383,899	$23,387	$(55,317)	$44,417	$(16,484)	$379,902	$8,367

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	19,186	8,667,541	(8,686,727)	-	-	-	4,953

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	26,409,828	64,069,545	(60,944,523)	-	-	29,534,850	507,057	*

Invesco Private Prime Fund	70,048,241	136,173,387	(129,697,079)	(9,812)	14,902	76,529,639	1,383,711	*

Total	$96,861,154	$208,933,860	$(199,383,646)	$34,605	$(1,582)	$106,444,391	$1,904,088

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	14.10

Industrials	10.37

Materials	9.98

Health Care	9.61

Financials	9.52

Real Estate	8.72

Consumer Staples	8.17

Energy	7.79

Utilities	7.41

Communication Services	7.20

Consumer Discretionary	7.01

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-4.51%
Activision Blizzard, Inc.	236	$17,995
AT&T, Inc.	905	17,114
Comcast Corp., Class A	476	17,693
DISH Network Corp., Class A(b)	1,087	12,403
Electronic Arts, Inc.	133	14,755
Fox Corp., Class A	371	12,992
Fox Corp., Class B	178	5,740
Frontier Communications Parent, Inc.(b)(c)	677	18,523
Liberty Media Corp.-Liberty Formula One, Class A(b)	27	1,640
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	262	17,782
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	132	4,275
Liberty Media Corp.-Liberty SiriusXM, Class C(b) .	274	8,828
Live Nation Entertainment, Inc.(b)(c)	240	17,294
Lumen Technologies, Inc.	3,189	10,843
Madison Square Garden Sports Corp., Class A	107	20,452
Meta Platforms, Inc., Class A(b)	148	25,891
News Corp., Class A	692	11,868
News Corp., Class B(c)	230	3,970
Nexstar Media Group, Inc., Class A(c)	92	17,103
Omnicom Group, Inc.	219	19,835
Paramount Global, Class B(c)	869	18,614
Pinterest, Inc., Class A(b)	686	17,225
Playtika Holding Corp.(b)(c)	1,846	17,722
Sirius XM Holdings, Inc.(c)	2,689	11,805
T-Mobile US, Inc.(b)	115	16,351
Verizon Communications, Inc.	447	17,348
World Wrestling Entertainment, Inc., Class A	218	18,312

		394,373

Consumer Discretionary-11.92%
Advance Auto Parts, Inc.	116	16,815
AutoNation, Inc.(b)	144	19,657
AutoZone, Inc.(b)	7	17,406
Brunswick Corp.(c)	236	20,631
Carter’s, Inc.	239	18,018
Chipotle Mexican Grill, Inc.(b)	11	16,402
Choice Hotels International, Inc.(c)	142	16,807
Churchill Downs, Inc.(c)	79	19,417
Columbia Sportswear Co.	195	17,004
Darden Restaurants, Inc.	119	17,016
Dick’s Sporting Goods, Inc.	146	18,780
Dollar General Corp.	68	14,708
Dollar Tree, Inc.(b)	116	16,853
Expedia Group, Inc.(b)	163	17,762
Five Below, Inc.(b)(c)	111	22,677
Garmin Ltd.	188	18,448
Gentex Corp.	604	17,244
Genuine Parts Co.	95	16,802
Grand Canyon Education, Inc.(b)	154	17,447
H&R Block, Inc.	399	14,683
Hanesbrands, Inc.(c)	2,596	14,745
Hasbro, Inc.	278	15,293
Hilton Worldwide Holdings, Inc.	122	17,630
Home Depot, Inc. (The)	54	16,013

	Shares	Value
Consumer Discretionary-(continued)
Hyatt Hotels Corp., Class A(b)	174	$20,226
Kohl’s Corp.	544	15,254
Las Vegas Sands Corp.(b)	372	21,379
Leggett & Platt, Inc.(c)	490	16,900
Leslie’s, Inc.(b)(c)	1,195	15,069
Lithia Motors, Inc., Class A	73	18,628
LKQ Corp.	321	18,390
Lowe’s Cos., Inc.	82	16,872
Marriott International, Inc., Class A	108	18,278
Mattel, Inc.(b)	957	17,216
McDonald’s Corp.	64	16,890
Mister Car Wash, Inc.(b)(c)	1,703	15,719
Mohawk Industries, Inc.(b)	172	17,690
Newell Brands, Inc.	1,345	19,758
NVR, Inc.(b)	4	20,695
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	286	16,456
O’Reilly Automotive, Inc.(b)	21	17,432
Penske Automotive Group, Inc.(c)	138	19,893
Petco Health & Wellness Co., Inc.(b)(c)	1,580	16,274
Polaris, Inc.	153	17,404
Pool Corp.	53	18,914
PulteGroup, Inc.	390	21,321
Ralph Lauren Corp.(c)	154	18,201
Ross Stores, Inc.	148	16,360
Starbucks Corp.	171	17,457
Target Corp.	107	18,030
Thor Industries, Inc.(c)	208	18,926
TJX Cos., Inc. (The)	218	16,699
Tractor Supply Co.	77	17,961
Ulta Beauty, Inc.(b)	38	19,714
Vail Resorts, Inc.	69	16,111
Wendy’s Co. (The)	773	16,975
Whirlpool Corp.	119	16,420
Wyndham Hotels & Resorts, Inc.	238	18,331
Yum! Brands, Inc.	136	17,294

		1,043,395

Consumer Staples-9.00%
Albertsons Cos., Inc., Class A(c)	833	16,560
Altria Group, Inc.	374	17,365
Archer-Daniels-Midland Co.	179	14,248
BJ’s Wholesale Club Holdings, Inc.(b)	232	16,658
Brown-Forman Corp., Class A	51	3,311
Brown-Forman Corp., Class B	191	12,390
Bunge Ltd.	166	15,853
Campbell Soup Co.	325	17,069
Casey’s General Stores, Inc.	72	14,972
Church & Dwight Co., Inc.	213	17,845
Clorox Co. (The)	117	18,186
Coca-Cola Co. (The)	274	16,306
Colgate-Palmolive Co.	225	16,492
Conagra Brands, Inc.	459	16,712
Constellation Brands, Inc., Class A	68	15,212
Costco Wholesale Corp.	33	15,978
Coty,Inc.,Class A(b)(c)	2,216	25,041
Estee Lauder Cos., Inc. (The), Class A	74	17,986
Flowers Foods, Inc.	580	16,170
General Mills, Inc.	204	16,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Grocery Outlet Holding Corp.(b)(c)	576	$15,581
Hershey Co. (The)	74	17,636
Hormel Foods Corp.	371	16,465
Ingredion, Inc.(c)	184	18,290
JM Smucker Co. (The)	113	16,712
Kellogg Co.	239	15,760
Keurig Dr Pepper, Inc.	451	15,582
Kimberly-Clark Corp.	131	16,382
Kraft Heinz Co. (The)	443	17,250
Kroger Co. (The)	355	15,315
Lamb Weston Holdings, Inc.	201	20,229
McCormick & Co., Inc.	205	15,236
Molson Coors Beverage Co., Class B	325	17,287
Mondelez International, Inc., Class A	258	16,816
Monster Beverage Corp.(b)	170	17,299
PepsiCo, Inc.	94	16,312
Performance Food Group Co.(b)	286	16,185
Philip Morris International, Inc. (Switzerland)	175	17,027
Pilgrim’s Pride Corp.(b)(c)	667	15,601
Post Holdings, Inc.(b)	186	16,733
Procter & Gamble Co. (The)	120	16,507
Reynolds Consumer Products, Inc.	546	14,982
Seaboard Corp.	4	15,800
Spectrum Brands Holdings, Inc.(c)	327	20,934
Sysco Corp.	204	15,212
Tyson Foods, Inc., Class A	263	15,580
US Foods Holding Corp.(b)	477	17,902
Walmart, Inc.	118	16,771

		787,960

Energy-4.23%
Antero Midstream Corp.	1,593	16,790
Chesapeake Energy Corp.	169	13,657
ConocoPhillips	141	14,572
Coterra Energy, Inc.	625	15,606
Devon Energy Corp.	255	13,750
Diamondback Energy, Inc.	118	16,588
DT Midstream, Inc.(c)	289	14,508
EOG Resources, Inc.	127	14,353
EQT Corp.	411	13,637
Exxon Mobil Corp.	157	17,256
Hess Corp.	121	16,299
HF Sinclair Corp.	280	13,922
Kinder Morgan, Inc.	912	15,559
Marathon Petroleum Corp.	143	17,675
Occidental Petroleum Corp.	251	14,699
Ovintiv, Inc.	313	13,387
PDC Energy, Inc.	235	15,771
Phillips 66	161	16,512
Pioneer Natural Resources Co.	74	14,830
Schlumberger Ltd.	338	17,985
Southwestern Energy Co.(b)	2,521	13,361
Targa Resources Corp.	234	17,339
Valero Energy Corp.	131	17,257
Williams Cos., Inc. (The)	503	15,140

		370,453

Financials-18.16%
Aflac, Inc.	242	16,492
Ally Financial, Inc.	646	19,412
American Express Co.	111	19,313

	Shares	Value
Financials-(continued)
American Financial Group, Inc.	127	$17,032
American International Group, Inc.	276	16,866
Aon PLC, Class A	57	17,331
Arch Capital Group Ltd.(b)	291	20,370
Arthur J. Gallagher & Co.	88	16,487
Assurant, Inc.	136	17,325
AXIS Capital Holdings Ltd.	303	18,398
Bank of Hawaii Corp.	217	16,245
Bank OZK(c)	378	17,399
BOK Financial Corp.(c)	167	17,482
Brighthouse Financial, Inc.(b)(c)	313	18,101
Brown & Brown, Inc.	293	16,428
Capital One Financial Corp.	169	18,435
Cboe Global Markets, Inc.	138	17,411
Charles Schwab Corp. (The)	211	16,441
Chubb Ltd.	82	17,304
Citigroup, Inc.	360	18,248
Citizens Financial Group, Inc.	412	17,205
CME Group, Inc., Class A	99	18,351
CNA Financial Corp.	410	17,950
Comerica, Inc.	243	17,034
Commerce Bancshares, Inc.	244	16,141
Cullen/Frost Bankers, Inc.	120	15,818
Discover Financial Services	161	18,032
East West Bancorp, Inc.	248	18,900
Equitable Holdings, Inc.	561	17,627
Erie Indemnity Co., Class A	62	14,594
Everest Re Group Ltd.	52	19,966
F.N.B. Corp.	1,237	17,652
FactSet Research Systems, Inc.	38	15,753
Fifth Third Bancorp	480	17,424
First Citizens BancShares, Inc., Class A	22	16,143
First Hawaiian, Inc.(c)	657	17,969
First Horizon Corp.	702	17,389
First Republic Bank	137	16,852
Globe Life, Inc.	145	17,645
Hanover Insurance Group, Inc. (The)	123	17,156
Hartford Financial Services Group, Inc. (The)	228	17,848
Huntington Bancshares, Inc.	1,127	17,266
Interactive Brokers Group, Inc., Class A	217	18,686
JPMorgan Chase & Co.	126	18,062
KeyCorp	927	16,955
Loews Corp.	300	18,327
LPL Financial Holdings, Inc.	74	18,467
M&T Bank Corp.	103	15,995
Marsh & McLennan Cos., Inc.	101	16,376
MetLife, Inc.	227	16,283
MGIC Investment Corp.	1,270	17,475
Morgan Stanley	187	18,045
New York Community Bancorp, Inc.	1,866	16,570
Northern Trust Corp.	187	17,815
Old Republic International Corp.	712	18,775
OneMain Holdings, Inc.	443	19,089
PacWest Bancorp	668	18,537
Pinnacle Financial Partners, Inc.	212	15,707
PNC Financial Services Group, Inc. (The)	104	16,424
Popular, Inc.	239	17,065
Primerica, Inc.	117	22,457
Principal Financial Group, Inc.	194	17,375
Progressive Corp. (The)	132	18,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Prosperity Bancshares, Inc.(c)	231	$16,976
Prudential Financial, Inc.	166	16,600
Raymond James Financial, Inc.	149	16,161
Regions Financial Corp.	752	17,537
Reinsurance Group of America, Inc.	121	17,481
SEI Investments Co.	280	16,870
Signature Bank	125	14,381
SLM Corp.	999	14,366
Stifel Financial Corp.	275	18,378
SVB Financial Group(b)	77	22,184
Synovus Financial Corp.	414	17,309
TFS Financial Corp.	1,278	18,518
Travelers Cos., Inc. (The)	92	17,031
Truist Financial Corp.	373	17,512
U.S. Bancorp	384	18,328
Umpqua Holdings Corp.	861	15,205
Unum Group	414	18,444
Upstart Holdings, Inc.(b)(c)	892	16,511
Virtu Financial, Inc., Class A	786	14,447
Voya Financial, Inc.	264	19,665
W.R. Berkley Corp.	229	15,158
Webster Financial Corp.(c)	321	17,052
Wells Fargo & Co.	364	17,024
Western Alliance Bancorporation	254	18,857
White Mountains Insurance Group Ltd.	13	18,766
Willis Towers Watson PLC	71	16,640
Wintrust Financial Corp.(c)	191	17,597
Zions Bancorporation N.A.	337	17,059

		1,588,722

Health Care-11.75%
Abbott Laboratories	162	16,479
AbbVie, Inc.	108	16,621
Acadia Healthcare Co., Inc.(b)(c)	196	14,212
AmerisourceBergen Corp.	102	15,867
Amgen, Inc.	61	14,131
Avantor, Inc.(b)	783	19,082
Azenta, Inc.(b)(c)	290	12,728
Becton, Dickinson and Co.	70	16,419
Biogen, Inc.(b)	57	15,382
BioMarin Pharmaceutical, Inc.(b)	173	17,229
Boston Scientific Corp.(b)	385	17,987
Bristol-Myers Squibb Co.	217	14,964
Catalent, Inc.(b)	348	23,741
Centene Corp.(b)	200	13,680
Chemed Corp.	34	17,734
Cigna Group (The)	53	15,481
CVS Health Corp.	171	14,285
Danaher Corp.	64	15,842
DaVita, Inc.(b)	237	19,496
Doximity, Inc., Class A(b)(c)	513	17,252
Edwards Lifesciences Corp.(b)	226	18,179
Elevance Health, Inc.	33	15,499
Eli Lilly and Co.	47	14,627
Encompass Health Corp.	298	16,843
Envista Holdings Corp.(b)(c)	511	19,755
Exelixis, Inc.(b)(c)	1,021	17,439
Gilead Sciences, Inc.	199	16,026
Globus Medical, Inc., Class A(b)(c)	236	13,768
Henry Schein, Inc.(b)	216	16,915

	Shares	Value
Health Care-(continued)
Hologic, Inc.(b)	233	$18,556
Humana, Inc.	32	15,841
Incyte Corp.(b)	219	16,859
Insulet Corp.(b)	60	16,582
Integra LifeSciences Holdings Corp.(b)(c)	317	17,632
Ionis Pharmaceuticals, Inc.(b)(c)	428	15,365
Johnson & Johnson	98	15,020
Maravai LifeSciences Holdings, Inc., Class A(b)	1,172	17,287
McKesson Corp.	46	16,091
Medtronic PLC	221	18,299
Merck & Co., Inc.	158	16,786
Molina Healthcare, Inc.(b)	52	14,317
Neurocrine Biosciences, Inc.(b)	137	14,125
Organon & Co.	670	16,408
Pfizer, Inc.	348	14,118
Premier, Inc., Class A	523	16,835
QIAGEN N.V.(b)	352	16,174
Quest Diagnostics, Inc.	115	15,911
QuidelOrtho Corp.(b)(c)	199	17,301
Regeneron Pharmaceuticals, Inc.(b)	24	18,250
ResMed, Inc.	76	16,188
Royalty Pharma PLC, Class A	397	14,232
Stryker Corp.	75	19,716
Syneos Health, Inc.(b)	494	19,869
Teleflex, Inc.	75	17,867
Thermo Fisher Scientific, Inc.	32	17,336
United Therapeutics Corp.(b)	64	15,747
UnitedHealth Group, Inc.	32	15,230
Veeva Systems, Inc., Class A(b)(c)	92	15,241
Vertex Pharmaceuticals, Inc.(b)	55	15,966
Viatris, Inc.	1,581	18,023
Zimmer Biomet Holdings, Inc.	148	18,333
Zoetis, Inc.	113	18,871

		1,028,039

Industrials-13.15%
Advanced Drainage Systems, Inc.	179	15,883
Alaska Air Group, Inc.(b)	373	17,841
Allegion PLC	156	17,583
Allison Transmission Holdings, Inc.	389	18,478
Booz Allen Hamilton Holding Corp.	164	15,536
BWX Technologies, Inc.	286	17,477
C.H. Robinson Worldwide, Inc.	174	17,393
CACI International, Inc., Class A(b)	56	16,408
Carlisle Cos., Inc.	68	17,559
Clean Harbors, Inc.(b)	145	19,150
Copa Holdings S.A., Class A (Panama)(b)(c)	199	18,378
CoStar Group, Inc.(b)	215	15,192
Cummins, Inc.	71	17,259
Curtiss-Wright Corp.	99	17,304
Delta Air Lines, Inc.(b)	493	18,902
Fastenal Co.(c)	339	17,479
FTI Consulting, Inc.(b)(c)	102	18,738
General Dynamics Corp.	69	15,726
Hayward Holdings, Inc.(b)	1,826	22,478
HEICO Corp.(c)	45	7,451
HEICO Corp., Class A	80	10,412
Hexcel Corp.	294	21,447
Howmet Aerospace, Inc.	463	19,529
Hubbell, Inc.	69	17,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	75	$16,140
IDEX Corp.	76	17,099
Jacobs Solutions, Inc.	138	16,491
KBR, Inc.	338	18,627
Kirby Corp.(b)	250	18,133
Knight-Swift Transportation Holdings, Inc.	315	17,905
L3Harris Technologies, Inc.	77	16,262
Landstar System, Inc.	101	18,260
Leidos Holdings, Inc.	161	15,628
Lockheed Martin Corp.	36	17,073
ManpowerGroup, Inc.	199	16,891
Masco Corp.	343	17,984
MDU Resources Group, Inc.	554	17,645
Mercury Systems, Inc.(b)(c)	343	17,953
MSC Industrial Direct Co., Inc., Class A(c)	209	17,665
Nordson Corp.	74	16,253
Northrop Grumman Corp.	33	15,316
Oshkosh Corp.	195	17,392
Otis Worldwide Corp.	223	18,870
PACCAR, Inc.	247	17,833
Pentair PLC	381	21,313
Quanta Services, Inc.	120	19,368
Raytheon Technologies Corp.	177	17,362
Regal Rexnord Corp.(c)	133	20,966
Republic Services, Inc.	126	16,245
Robert Half International, Inc.(c)	221	17,817
Rollins, Inc.	431	15,171
Ryder System, Inc.	187	18,309
Science Applications International Corp.(c)	158	16,849
Sensata Technologies Holding PLC	387	19,574
Snap-on, Inc.(c)	74	18,402
Southwest Airlines Co.	437	14,674
Stanley Black & Decker, Inc.	213	18,235
Stericycle, Inc.(b)(c)	335	15,973
Textron, Inc.	244	17,697
Toro Co. (The)	157	17,339
TransDigm Group, Inc.	28	20,828
Verisk Analytics, Inc.	95	16,255
Waste Management, Inc.	104	15,575
Watsco, Inc.(c)	65	19,806
WillScot Mobile Mini Holdings Corp.(b)	362	18,607
Woodward, Inc.	182	18,018

		1,150,762

Information Technology-9.30%
Akamai Technologies, Inc.(b)	184	13,358
Amdocs Ltd.	202	18,505
Avnet, Inc.	386	17,258
Black Knight, Inc.(b)	281	16,748
Broadridge Financial Solutions, Inc.	117	16,471
Cirrus Logic, Inc.(b)(c)	239	24,557
Cognizant Technology Solutions Corp., Class A	280	17,537
Concentrix Corp.	143	19,568
Corning, Inc.	511	17,349
Dell Technologies, Inc., Class C(c)	389	15,809
Dolby Laboratories, Inc., Class A	233	19,171
DoubleVerify Holdings, Inc.(b)(c)	666	17,496
Dropbox, Inc., Class A(b)(c)	740	15,096
DXC Technology Co.(b)	588	16,311
Dynatrace, Inc.(b)	450	19,139

	Shares	Value
Information Technology-(continued)
Euronet Worldwide, Inc.(b)(c)	188	$20,464
Fidelity National Information Services, Inc.	240	15,209
Fiserv, Inc.(b)	170	19,565
FleetCor Technologies, Inc.(b)	89	19,116
Gen Digital, Inc.	760	14,828
Genpact Ltd.	378	18,042
Global Payments, Inc.	168	18,850
GoDaddy, Inc., Class A(b)	220	16,656
HP, Inc.	581	17,151
Intel Corp.	580	14,459
International Business Machines Corp.	117	15,128
IPG Photonics Corp.(b)(c)	192	23,662
Jack Henry & Associates, Inc.	92	15,110
Lumentum Holdings, Inc.(b)(c)	317	17,058
Manhattan Associates, Inc.(b)	139	19,981
Mastercard, Inc., Class A	49	17,409
NetApp, Inc.	258	16,654
Paylocity Holding Corp.(b)	80	15,409
PTC, Inc.(b)	137	17,170
QUALCOMM, Inc.	138	17,047
salesforce.com, inc.(b)	109	17,834
ServiceNow, Inc.(b)	42	18,151
Shift4 Payments, Inc., Class A(b)(c)	376	24,252
Teradata Corp.(b)(c)	511	20,828
Texas Instruments, Inc.	97	16,631
Ubiquiti, Inc.(c)	58	15,562
Visa, Inc., Class A(c)	81	17,815
VMware, Inc., Class A(b)	144	15,859
Western Union Co. (The)(c)	1,190	15,422
WEX, Inc.(b)	106	20,438
Zoom Video Communications, Inc., Class A(b)(c)	231	17,230

		813,363

Materials-5.84%
Air Products and Chemicals, Inc.(c)	58	16,587
Amcor PLC	1,412	15,730
AptarGroup, Inc.	164	19,142
Ardagh Metal Packaging S.A.	3,902	18,808
Ashland, Inc.	156	15,878
Avery Dennison Corp.	90	16,397
Ball Corp.	311	17,481
Berry Global Group, Inc.	298	18,506
CF Industries Holdings, Inc.	161	13,828
Corteva, Inc.	260	16,195
Dow, Inc.	342	19,562
Ecolab, Inc.	120	19,124
Element Solutions, Inc.	892	18,322
FMC Corp.	134	17,306
Graphic Packaging Holding Co.	757	18,017
Huntsman Corp.	628	18,426
International Paper Co.	470	17,103
Linde PLC (United Kingdom)	52	18,115
LyondellBasell Industries N.V., Class A	205	19,678
NewMarket Corp.	57	19,579
Newmont Corp.	367	16,005
Packaging Corp. of America(c)	132	18,047
Reliance Steel & Aluminum Co.	83	20,571
Royal Gold, Inc.(c)	155	18,412
Silgan Holdings, Inc.	330	17,622
Sonoco Products Co.	284	16,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
SSR Mining, Inc. (Canada)	1,151	$15,711
Westlake Corp.	162	19,301
WestRock Co.	460	14,444

		510,670

Real Estate-6.06%
American Homes 4 Rent, Class A	527	16,348
American Tower Corp.	79	15,643
Apartment Income REIT Corp.	458	17,312
AvalonBay Communities, Inc.	100	17,252
Boston Properties, Inc.	242	15,846
Camden Property Trust	145	16,640
Crown Castle, Inc.	127	16,605
Digital Realty Trust, Inc.	155	16,156
Douglas Emmett, Inc.(c)	1,007	14,229
Equity LifeStyle Properties, Inc.(c)	263	18,018
Equity Residential	269	16,818
Essex Property Trust, Inc.	79	18,017
Gaming and Leisure Properties, Inc.	332	17,888
Healthcare Realty Trust, Inc.	850	16,575
Highwoods Properties, Inc.	585	15,502
Invitation Homes, Inc.	535	16,724
JBG SMITH Properties	846	14,594
Kilroy Realty Corp.(c)	404	14,552
Mid-America Apartment Communities, Inc.	106	16,971
National Retail Properties, Inc.	376	17,040
Omega Healthcare Investors, Inc.(c)	575	15,404
Public Storage	59	17,638
Rayonier, Inc.(c)	486	16,320
Realty Income Corp.	277	17,714
SBA Communications Corp., Class A	60	15,561
Sun Communities, Inc.(c)	119	17,034
UDR, Inc.(c)	421	18,036
VICI Properties, Inc.	510	17,100
Vornado Realty Trust(c)	690	13,648
W.P. Carey, Inc.(c)	221	17,936
Welltower, Inc.	246	18,234
Weyerhaeuser Co.	533	16,656

		530,011

Utilities-5.89%
Alliant Energy Corp.	310	15,894
Ameren Corp.	195	16,128
American Electric Power Co., Inc.	180	15,835
Atmos Energy Corp.(c)	145	16,357
Avangrid, Inc.	408	15,924
Brookfield Renewable Corp., Class A	535	14,900
CenterPoint Energy, Inc.	561	15,607
CMS Energy Corp.	286	16,865
Consolidated Edison, Inc.	178	15,904
Dominion Energy, Inc.	285	15,852
DTE Energy Co.	150	16,457

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	175	$16,496
Entergy Corp.	150	15,431
Evergy, Inc.	295	17,349
Eversource Energy	211	15,901
Exelon Corp.	422	17,045
FirstEnergy Corp.	423	16,725
Hawaiian Electric Industries, Inc.	425	17,191
IDACORP, Inc.	160	16,544
National Fuel Gas Co.	263	15,065
NextEra Energy, Inc.	206	14,632
NiSource, Inc.	624	17,116
NRG Energy, Inc.	411	13,477
OGE Energy Corp.	431	15,395
PG&E Corp.(b)	1,111	17,354
Pinnacle West Capital Corp.	225	16,578
PPL Corp.	591	15,998
Public Service Enterprise Group, Inc.	288	17,404
Sempra Energy	108	16,196
Southern Co. (The)	258	16,269
WEC Energy Group, Inc.	176	15,604
Xcel Energy, Inc.	248	16,013

		515,506

Total Common Stocks & Other Equity Interests (Cost $8,684,808)		8,733,254

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $4,520)	4,520	4,520

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $8,689,328)		8,737,774

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.25%
Invesco Private Government Fund, 4.58%(d)(e)(f)	398,022	398,022
Invesco Private Prime Fund, 4.83%(d)(e)(f)	1,023,282	1,023,486

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,421,574)		1,421,508

TOTAL INVESTMENTS IN SECURITIES-116.11% (Cost $10,110,902)		10,159,282
OTHER ASSETS LESS LIABILITIES-(16.11)%		(1,409,388)

NET ASSETS-100.00%		$8,749,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$152,224	$(147,704)	$-	$-	$4,520	$75

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	203,066	1,100,000	(905,044)	-	-	398,022	4,809	*
Invesco Private Prime Fund	555,344	2,528,186	(2,060,066)	(107)	129	1,023,486	12,998	*

Total	$758,410	$3,780,410	$(3,112,814)	$(107)	$129	$1,426,028	$17,882

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	18.16

Industrials	13.15

Consumer Discretionary	11.92

Health Care	11.75

Information Technology	9.30

Consumer Staples	9.00

Real Estate	6.06

Utilities	5.89

Materials	5.84

Communication Services	4.51

Energy	4.23

Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Enhanced Value ETF (SPVU)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-9.90%
AT&T, Inc.	316,602	$5,986,944
DISH Network Corp., Class A(b)	16,770	191,346
Fox Corp., Class A	8,590	300,822
Lumen Technologies, Inc.	67,299	228,816
News Corp., Class A	10,832	185,769
Paramount Global, Class B(c)	35,731	765,358
Verizon Communications, Inc.	138,921	5,391,524
Warner Bros Discovery, Inc.(b)	63,018	984,341

		14,034,920

Consumer Discretionary-8.47%
Best Buy Co., Inc.	7,329	609,113
BorgWarner, Inc.	8,865	445,732
CarMax, Inc.(b)	7,165	494,672
D.R. Horton, Inc.	13,407	1,239,879
Ford Motor Co.	246,382	2,973,831
General Motors Co.	94,571	3,663,680
Lennar Corp., Class A	12,423	1,201,801
Mohawk Industries, Inc.(b)	2,223	228,636
Newell Brands, Inc.	16,138	237,067
PulteGroup, Inc.	11,552	631,548
Whirlpool Corp.	2,103	290,172

		12,016,131

Consumer Staples-4.35%
Archer-Daniels-Midland Co.	19,584	1,558,886
Kraft Heinz Co. (The)	21,496	837,054
Kroger Co. (The)	25,656	1,106,800
Molson Coors Beverage Co., Class B	6,509	346,214
Tyson Foods, Inc., Class A	15,845	938,658
Walgreens Boots Alliance, Inc.	38,688	1,374,585

		6,162,197

Energy-15.30%
APA Corp.	9,494	364,380
Coterra Energy, Inc.	31,110	776,817
Diamondback Energy, Inc.	6,329	889,731
EQT Corp.	13,561	449,954
Exxon Mobil Corp.	66,829	7,345,175
Marathon Oil Corp.	25,791	648,644
Marathon Petroleum Corp.	29,936	3,700,089
Occidental Petroleum Corp.	24,955	1,461,365
Phillips 66	28,854	2,959,266
Valero Energy Corp.	23,498	3,095,391

		21,690,812

Financials-37.89%
Aflac, Inc.	15,665	1,067,570
American International Group, Inc.	37,298	2,279,281
Assurant, Inc.	1,569	199,875
Bank of America Corp.	211,549	7,256,131
Bank of New York Mellon Corp. (The)	23,287	1,184,843
Capital One Financial Corp.	20,606	2,247,702
Citigroup, Inc.	95,073	4,819,250
Citizens Financial Group, Inc.	18,290	763,790
Comerica, Inc.	3,514	246,331
Discover Financial Services	8,056	902,272
Everest Re Group Ltd.	943	362,084

	Shares	Value
Financials-(continued)
Fifth Third Bancorp	18,493	$671,296
Franklin Resources, Inc.	9,468	279,022
Goldman Sachs Group, Inc. (The)	10,938	3,846,348
Hartford Financial Services Group, Inc. (The)	8,715	682,210
Huntington Bancshares, Inc.	38,266	586,235
Invesco Ltd.(d)	18,570	327,946
JPMorgan Chase & Co.	52,662	7,549,098
KeyCorp	29,332	536,482
Lincoln National Corp.	3,886	123,264
Loews Corp.	7,506	458,542
M&T Bank Corp.	5,006	777,382
Morgan Stanley	32,561	3,142,137
Principal Financial Group, Inc.	8,481	759,558
Regions Financial Corp.	24,612	573,952
Signature Bank	2,735	314,662
State Street Corp.	10,871	964,040
SVB Financial Group(b)	2,272	654,586
Synchrony Financial	19,864	709,343
Travelers Cos., Inc. (The)	5,745	1,063,514
Truist Financial Corp.	46,249	2,171,391
Wells Fargo & Co.	128,282	5,999,749
Zions Bancorporation N.A	4,221	213,667

		53,733,553

Health Care-9.02%
AmerisourceBergen Corp.	4,947	769,555
Centene Corp.(b)	21,798	1,490,983
Cigna Group (The)	9,503	2,775,826
CVS Health Corp.	44,475	3,715,441
DaVita, Inc.(b)	1,464	120,429
Laboratory Corp. of America Holdings	2,210	528,986
McKesson Corp.	3,898	1,363,559
Moderna, Inc.(b)	8,571	1,189,741
Universal Health Services, Inc., Class B	2,189	292,385
Viatris, Inc.	47,584	542,458

		12,789,363

Industrials-2.25%
Alaska Air Group, Inc.(b)	3,664	175,249
C.H. Robinson Worldwide, Inc.	3,891	388,944
FedEx Corp.	9,336	1,897,262
Huntington Ingalls Industries, Inc.	934	200,997
Stanley Black & Decker, Inc.	6,213	531,895

		3,194,347

Information Technology-6.41%
DXC Technology Co.(b)	11,508	319,232
Hewlett Packard Enterprise Co.	68,232	1,065,101
HP, Inc.	36,812	1,086,690
Intel Corp.	145,391	3,624,598
Micron Technology, Inc.	42,116	2,435,147
Western Digital Corp.(b)	14,585	561,231

		9,091,999

Materials-5.70%
Celanese Corp.	3,328	386,813
Dow, Inc.	30,377	1,737,564
DuPont de Nemours, Inc.	12,180	889,505
Eastman Chemical Co.	3,868	329,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Enhanced Value ETF (SPVU)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
International Paper Co.	16,387	$596,323
LyondellBasell Industries N.V., Class A	11,574	1,110,988
Mosaic Co. (The)	16,278	865,827
Nucor Corp.	10,426	1,745,730
WestRock Co.	13,517	424,434

		8,086,738

Utilities-0.54%
NRG Energy, Inc.	16,823	551,626
Pinnacle West Capital Corp.	2,825	208,146

		759,772

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $145,774,327)		141,559,832

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.57%
Invesco Private Government Fund, 4.58%(d)(e)(f)	225,307	$225,307
Invesco Private Prime Fund, 4.83%(d)(e)(f)	579,245	579,361

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $804,727)		804,668

TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $146,579,054)		142,364,500
OTHER ASSETS LESS LIABILITIES-(0.40)%		(562,174)

NET ASSETS-100.00%		$141,802,326

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Ltd.	$218,573	$163,421	$(59,933)	$10,158	$(4,273)	$327,946	$5,992

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	1,790,599	(1,790,599)	-	-	-	904

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	4,403,584	(4,178,277)	-	-	225,307	3,053	*

Invesco Private Prime Fund	-	9,824,233	(9,245,345)	(59)	532	579,361	8,130	*

Total	$218,573	$16,181,837	$(15,274,154)	$10,099	$(3,741)	$1,132,614	$18,079

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® Enhanced Value ETF (SPVU)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	37.89

Energy	15.30

Communication Services	9.90

Health Care	9.02

Consumer Discretionary	8.47

Information Technology	6.41

Materials	5.70

Consumer Staples	4.35

Sector Types Each Less Than 3%	2.79

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.95%
Electronic Arts, Inc.	4,335	$480,925
Verizon Communications, Inc.	13,259	514,582

		995,507

Consumer Discretionary-3.25%
Genuine Parts Co.	3,021	534,294
McDonald’s Corp.	2,338	617,021
Yum! Brands, Inc.(b)	3,987	506,987

		1,658,302

Consumer Staples-22.14%
Altria Group, Inc.	10,613	492,762
Brown-Forman Corp., Class B	7,502	486,655
Campbell Soup Co.	10,186	534,969
Church & Dwight Co., Inc.	5,970	500,167
Coca-Cola Co. (The)	10,374	617,357
Colgate-Palmolive Co.	7,950	582,735
Conagra Brands, Inc.	13,813	502,931
Constellation Brands, Inc., Class A	2,125	475,363
General Mills, Inc.	7,099	564,441
Hershey Co. (The)	2,442	581,977
Hormel Foods Corp.	12,938	574,188
JM Smucker Co. (The)	3,524	521,164
Kellogg Co.	8,201	540,774
Keurig Dr Pepper, Inc.	16,793	580,198
Kimberly-Clark Corp.	4,329	541,341
Kraft Heinz Co. (The)	11,982	466,579
McCormick & Co., Inc.(b)	6,367	473,195
Mondelez International, Inc., Class A	9,065	590,857
PepsiCo, Inc.	3,671	637,029
Philip Morris International, Inc. (Switzerland)	4,856	472,489
Procter & Gamble Co. (The)	4,050	557,118

		11,294,289

Financials-14.62%
Aflac, Inc.(b)	7,478	509,626
Arthur J. Gallagher & Co.	2,417	452,825
Berkshire Hathaway, Inc., Class B(c)	1,798	548,714
Cboe Global Markets, Inc.	3,947	497,993
Chubb Ltd.	2,493	526,073
CME Group, Inc., Class A	2,646	490,462
Globe Life, Inc.(b)	4,169	507,326
Hartford Financial Services Group, Inc. (The)	6,267	490,581
Loews Corp.	8,523	520,670
Marsh & McLennan Cos., Inc.	2,814	456,262
MetLife, Inc.	6,895	494,578
Progressive Corp. (The)	3,439	493,565
Travelers Cos., Inc. (The)	2,860	529,443
W.R. Berkley Corp.	7,258	480,407
Willis Towers Watson PLC	1,963	460,049

		7,458,574

Health Care-19.57%
Abbott Laboratories	4,305	437,905
AbbVie, Inc.	3,740	575,586
AmerisourceBergen Corp.	3,376	525,171
Amgen, Inc.	2,350	544,401
Becton, Dickinson and Co.	2,041	478,717

	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	8,589	$592,297
Cardinal Health, Inc.	5,893	446,159
Cigna Group (The)	1,628	475,539
CVS Health Corp.	5,308	443,430
Gilead Sciences, Inc.	5,660	455,800
Henry Schein, Inc.(c)	5,496	430,392
Hologic, Inc.(c)	5,474	435,949
Humana, Inc.(b)	961	475,714
Incyte Corp.(c)	5,905	454,567
Johnson & Johnson	4,280	655,953
McKesson Corp.	1,419	496,380
Medtronic PLC	5,516	456,725
Merck & Co., Inc.	5,767	612,686
Quest Diagnostics, Inc.	3,567	493,530
UnitedHealth Group, Inc.	1,046	497,833

		9,984,734

Industrials-11.54%
AMETEK, Inc.	3,449	488,240
General Dynamics Corp.	2,246	511,886
Honeywell International, Inc.	2,410	461,467
Huntington Ingalls Industries, Inc.	2,060	443,312
IDEX Corp.	2,115	475,833
Illinois Tool Works, Inc.(b)	1,966	458,392
Leidos Holdings, Inc.	5,133	498,260
Lockheed Martin Corp.	1,003	475,683
Raytheon Technologies Corp.(b)	4,855	476,227
Republic Services, Inc.	4,406	568,066
Snap-on, Inc.(b)	1,886	469,010
Waste Management, Inc.	3,735	559,354

		5,885,730

Information Technology-2.91%
International Business Machines Corp.	3,816	493,409
Jack Henry & Associates, Inc.	3,110	510,786
Roper Technologies, Inc.	1,118	480,964

		1,485,159

Real Estate-1.03%
Realty Income Corp.	8,269	528,802

Utilities-22.87%
Alliant Energy Corp.	9,580	491,167
Ameren Corp.	6,488	536,622
American Electric Power Co., Inc.	5,741	505,036
Atmos Energy Corp.(b)	4,485	505,953
CenterPoint Energy, Inc.	18,091	503,292
CMS Energy Corp.	8,594	506,788
Consolidated Edison, Inc.	6,148	549,324
Dominion Energy, Inc.	8,732	485,674
DTE Energy Co.	4,819	528,692
Duke Energy Corp.	5,722	539,356
Entergy Corp.	4,673	480,712
Evergy, Inc.	8,610	506,354
Eversource Energy	6,471	487,655
Exelon Corp.	11,800	476,602
FirstEnergy Corp.	13,160	520,346
NiSource, Inc.	18,705	513,078
Pinnacle West Capital Corp.	6,778	499,403
PPL Corp.	18,195	492,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	8,438	$509,908
Sempra Energy	3,348	502,066
Southern Co. (The)	8,019	505,678
WEC Energy Group, Inc.	5,811	515,203
Xcel Energy, Inc.	7,811	504,356

		11,665,804

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $50,636,777)		50,956,901

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.71%
Invesco Private Government Fund, 4.58%(d)(e)(f)	672,575	672,575

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	1,729,133	$1,729,479

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,402,054)		2,402,054

TOTAL INVESTMENTS IN SECURITIES-104.59% (Cost $53,038,831)		53,358,955
OTHER ASSETS LESS LIABILITIES-(4.59)%		(2,342,634)

NET ASSETS-100.00%		$51,016,321

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$222,512	$(222,512)	$-	$-	$-	$162

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	370,431	3,277,857	(2,975,713)	-	-	672,575	3,291	*

Invesco Private Prime Fund	952,536	8,246,116	(7,469,014)	-	(159)	1,729,479	8,865	*

Total	$1,322,967	$11,746,485	$(10,667,239)	$-	$(159)	$2,402,054	$12,318

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Utilities	22.87

Consumer Staples	22.14

Health Care	19.57

Financials	14.62

Industrials	11.54

Consumer Discretionary	3.25

Sector Types Each Less Than 3%	5.89

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® High Beta ETF (SPHB)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-6.02%
Alphabet, Inc., Class C(b)	66,494	$6,004,408
DISH Network Corp., Class A(b)(c)	581,126	6,630,648
Match Group, Inc.(b)(c)	182,168	7,545,398
Meta Platforms, Inc., Class A(b)	46,918	8,207,835
Netflix, Inc.(b)	21,628	6,967,028
Warner Bros Discovery, Inc.(b)	457,149	7,140,667

		42,495,984

Consumer Discretionary-23.49%
Amazon.com, Inc.(b)	81,407	7,670,982
Aptiv PLC(b)	71,281	8,288,555
Bath & Body Works, Inc.	161,316	6,592,985
Caesars Entertainment, Inc.(b)	200,725	10,188,801
CarMax, Inc.(b)(c)	92,092	6,358,032
Carnival Corp.(b)(c)	857,284	9,104,356
D.R. Horton, Inc.	63,400	5,863,232
Etsy, Inc.(b)(c)	70,455	8,553,942
Expedia Group, Inc.(b)	58,575	6,382,918
Ford Motor Co.(c)	527,449	6,366,310
General Motors Co.	163,734	6,343,055
Lennar Corp., Class A	62,372	6,033,867
MGM Resorts International(c)	179,927	7,738,660
Mohawk Industries, Inc.(b)	50,767	5,221,386
NIKE,Inc.,Class B	54,784	6,507,791
Norwegian Cruise Line Holdings Ltd.(b)(c)	580,181	8,598,282
Pool Corp.(c)	15,969	5,698,697
PulteGroup, Inc.	117,800	6,440,126
Ralph Lauren Corp.(c)	56,426	6,668,989
Royal Caribbean Cruises Ltd.(b)(c)	118,489	8,370,063
Tapestry, Inc.	157,885	6,869,576
Tesla, Inc.(b)	43,351	8,917,734
Wynn Resorts Ltd.(b)(c)	66,515	7,208,231

		165,986,570

Consumer Staples-0.86%
Estee Lauder Cos., Inc. (The), Class A	24,884	6,048,056

Financials-12.72%
Ameriprise Financial, Inc.	17,798	6,102,400
BlackRock, Inc.	8,862	6,109,729
Capital One Financial Corp.	57,269	6,246,903
Discover Financial Services	53,322	5,972,064
First Republic Bank	45,735	5,625,862
Franklin Resources, Inc.	199,472	5,878,440
Invesco Ltd.(d)	378,452	6,683,462
Lincoln National Corp.	206,742	6,557,856
MSCI, Inc.	12,114	6,325,325
Signature Bank	63,868	7,348,013
State Street Corp.	67,258	5,964,439
SVB Financial Group(b)	26,164	7,538,110
Synchrony Financial	186,012	6,642,489
T. Rowe Price Group, Inc.(c)	60,973	6,846,049

		89,841,141

Health Care-6.47%
Align Technology, Inc.(b)	23,913	7,401,073
Catalent, Inc.(b)	86,666	5,912,354
DexCom, Inc.(b)	64,568	7,167,694
IDEXX Laboratories, Inc.(b)	12,419	5,877,168

	Shares	Value
Health Care-(continued)
Illumina, Inc.(b)	35,450	$7,061,640
Intuitive Surgical, Inc.(b)	26,759	6,138,247
Moderna, Inc.(b)	44,322	6,152,337

		45,710,513

Industrials-6.13%
American Airlines Group, Inc.(b)(c)	457,246	7,306,791
Delta Air Lines, Inc.(b)	163,729	6,277,370
Generac Holdings, Inc.(b)(c)	80,974	9,717,690
Old Dominion Freight Line, Inc.	17,291	5,866,144
United Airlines Holdings, Inc.(b)	141,128	7,333,011
United Rentals, Inc.(c)	14,564	6,823,671

		43,324,677

Information Technology-42.47%
Adobe, Inc.(b)	18,612	6,029,357
Advanced Micro Devices, Inc.(b)	119,394	9,381,980
Analog Devices, Inc.	35,879	6,582,720
ANSYS, Inc.(b)	26,461	8,033,824
Apple, Inc.	42,250	6,228,072
Applied Materials, Inc.	73,138	8,494,979
Arista Networks, Inc.(b)	49,339	6,843,319
Autodesk, Inc.(b)	35,864	7,125,818
Broadcom, Inc.	10,504	6,242,422
Cadence Design Systems, Inc.(b)	34,669	6,689,037
Ceridian HCM Holding, Inc.(b)(c)	118,834	8,666,564
Enphase Energy, Inc.(b)	35,196	7,409,814
EPAM Systems, Inc.(b)	21,829	6,715,692
Fortinet, Inc.(b)	129,077	7,672,337
HP, Inc.	209,367	6,180,514
Intel Corp.	216,581	5,399,364
Intuit, Inc.	19,715	8,027,554
KLA Corp.	19,744	7,490,479
Lam Research Corp.	17,154	8,337,015
Microchip Technology, Inc.	93,418	7,569,661
Micron Technology, Inc.	121,684	7,035,769
Microsoft Corp.	24,018	5,990,570
Monolithic Power Systems, Inc.	21,666	10,492,627
NVIDIA Corp.	49,378	11,463,596
NXP Semiconductors N.V. (China)	39,813	7,105,824
ON Semiconductor Corp.(b)	117,082	9,063,318
Paycom Software, Inc.(b)	24,996	7,225,344
PayPal Holdings, Inc.(b)(c)	99,131	7,296,042
Qorvo, Inc.(b)	71,613	7,225,036
QUALCOMM, Inc.	57,224	7,068,881
salesforce.com, inc.(b)	43,175	7,063,862
Seagate Technology Holdings PLC	87,492	5,648,483
ServiceNow, Inc.(b)	17,671	7,636,876
Skyworks Solutions, Inc.	61,591	6,871,708
SolarEdge Technologies, Inc.(b)(c)	22,902	7,281,004
Synopsys, Inc.(b)	18,297	6,655,717
Teradyne, Inc.	74,822	7,567,497
Trimble, Inc.(b)	128,558	6,692,729
Tyler Technologies, Inc.(b)	19,632	6,306,780
Western Digital Corp.(b)	165,262	6,359,282
Zebra Technologies Corp., Class A(b)	23,026	6,913,556

		300,085,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-1.86%
Albemarle Corp.(c)	25,759	$6,550,771
Freeport-McMoRan, Inc.	160,579	6,578,922

		13,129,693

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $790,009,272)		706,621,657

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.33%
Invesco Private Government Fund, 4.58%(d)(e)(f)	26,373,834	26,373,834

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	67,804,869	$67,818,428

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,194,550)		94,192,262

TOTAL INVESTMENTS IN SECURITIES-113.35% (Cost $884,203,822)		800,813,919
OTHER ASSETS LESS LIABILITIES-(13.35)%		(94,306,988)

NET ASSETS-100.00%.		$706,506,931

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Invesco Ltd.	$4,564,792	$5,261,536	$(3,185,835)	$306,831	$(263,862)	$6,683,462	$107,506

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	1,321,545	(1,321,545)	-	-	-	1,901

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,124,051	95,945,881	(93,696,098)	-	-	26,373,834	280,102	*

Invesco Private Prime Fund	62,033,275	216,993,854	(211,213,065)	(4,117)	8,481	67,818,428	773,691	*

Total	$90,722,118	$319,522,816	$(309,416,543)	$302,714	$(255,381)	$100,875,724	$1,163,200

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Information Technology	42.47

Consumer Discretionary	23.49

Financials	12.72

Health Care	6.47

Industrials	6.13

Communication Services	6.02

Sector Types Each Less Than 3%	2.72

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-9.26%
AT&T, Inc.	6,158,043	$116,448,593
Interpublic Group of Cos., Inc. (The)	1,696,555	60,295,565
Omnicom Group, Inc.	708,217	64,143,213
Verizon Communications, Inc.	2,870,790	111,415,360

		352,302,731

Consumer Discretionary-3.36%
Darden Restaurants, Inc.	406,605	58,140,449
Hasbro, Inc.	1,268,878	69,800,979

		127,941,428

Consumer Staples-12.81%
Altria Group, Inc.	2,634,823	122,334,832
Clorox Co. (The)(b)	420,394	65,346,043
Kimberly-Clark Corp.	451,210	56,423,811
Kraft Heinz Co. (The)	1,754,088	68,304,187
Philip Morris International, Inc. (Switzerland)	873,643	85,005,464
Walgreens Boots Alliance, Inc.(b)	2,537,465	90,156,131

		487,570,468

Energy-4.93%
Kinder Morgan, Inc.	5,835,872	99,559,977
Williams Cos., Inc. (The)	2,920,833	87,917,073

		187,477,050

Financials-10.62%
Citigroup, Inc.	1,558,846	79,017,904
Huntington Bancshares, Inc.	5,323,335	81,553,492
Prudential Financial, Inc.	850,222	85,022,200
Truist Financial Corp.	1,708,771	80,226,798
U.S. Bancorp	1,641,612	78,354,141

		404,174,535

Health Care-6.32%
AbbVie, Inc.	419,929	64,627,073
Gilead Sciences, Inc.	719,420	57,934,893
Medtronic PLC	755,602	62,563,845
Organon & Co.(b)	2,268,906	55,565,508

		240,691,319

Industrials-3.83%
3M Co.	768,058	82,750,569
United Parcel Service, Inc., Class B	345,342	63,021,461

		145,772,030

Information Technology-4.99%
Corning, Inc.	1,678,120	56,972,174
International Business Machines Corp.	587,490	75,962,457
NetApp, Inc.	885,160	57,137,078

		190,071,709

	Shares	Value
Materials-8.64%
Amcor PLC	6,132,727	$68,318,579
Dow, Inc.	1,696,799	97,056,903
International Paper Co.	2,583,427	94,010,908
Packaging Corp. of America	507,530	69,389,502

		328,775,892

Real Estate-19.33%
Boston Properties, Inc.	1,454,999	95,273,335
Crown Castle, Inc.	538,757	70,442,478
Digital Realty Trust, Inc.	808,334	84,252,653
Equity Residential(b)	1,202,972	75,209,809
Federal Realty Investment Trust	685,814	73,231,219
Healthpeak Properties, Inc.	3,127,498	75,247,602
Realty Income Corp.	1,239,712	79,279,582
Simon Property Group, Inc.	832,067	101,587,060
VICI Properties, Inc.	2,422,764	81,235,277

		735,759,015

Utilities-15.87%
Dominion Energy, Inc.	1,238,541	68,887,650
Duke Energy Corp.	677,498	63,860,961
Edison International	1,168,769	77,384,196
Entergy Corp.	603,815	62,114,449
Evergy, Inc.	1,072,534	63,075,725
FirstEnergy Corp.	1,605,258	63,471,901
Pinnacle West Capital Corp.	1,077,714	79,405,968
Public Service Enterprise Group, Inc.	1,027,917	62,117,024
Southern Co. (The)	1,007,439	63,529,103

		603,846,977

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,027,491,725)		3,804,383,154

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.65%
Invesco Private Government Fund, 4.58%(c)(d)(e)	6,932,995	6,932,995
Invesco Private Prime Fund, 4.83%(c)(d)(e)	17,824,136	17,827,700

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,761,771)		24,760,695

TOTAL INVESTMENTS IN SECURITIES-100.61% (Cost $4,052,253,496)		3,829,143,849
OTHER ASSETS LESS LIABILITIES-(0.61)%		(23,250,018)

NET ASSETS-100.00%		$3,805,893,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$38,852,709	$(38,852,709)	$-	$-	$-	$23,854

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	61,432,179	394,712,335	(449,211,519)	-	-	6,932,995	987,298	*

Invesco Private Prime Fund	167,177,419	855,970,310	(1,005,362,405)	(3,012)	45,388	17,827,700	2,720,236	*

Total	$228,609,598	$1,289,535,354	$(1,493,426,633)	$(3,012)	$45,388	$24,760,695	$3,731,388

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Real Estate	19.33

Utilities	15.87

Consumer Staples	12.81

Financials	10.62

Communication Services	9.26

Materials	8.64

Health Care	6.32

Information Technology	4.99

Energy	4.93

Industrials	3.83

Consumer Discretionary	3.36

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® Low Volatility ETF (SPLV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.95%
Electronic Arts, Inc.	830,285	$92,111,818
Verizon Communications, Inc.(b)	2,538,940	98,536,261

		190,648,079

Consumer Discretionary-3.25%
Genuine Parts Co.	578,602	102,331,550
McDonald’s Corp.	447,526	118,106,586
Yum! Brands, Inc.	763,548	97,092,764

		317,530,900

Consumer Staples-22.12%
Altria Group, Inc.	2,031,986	94,345,110
Brown-Forman Corp., Class B	1,436,628	93,194,058
Campbell Soup Co.(b)	1,950,315	102,430,544
Church & Dwight Co., Inc.	1,143,281	95,784,082
Coca-Cola Co. (The)	1,986,357	118,208,105
Colgate-Palmolive Co.	1,522,361	111,589,061
Conagra Brands, Inc.	2,644,997	96,304,341
Constellation Brands, Inc., Class A	406,569	90,949,485
General Mills, Inc.	1,359,202	108,070,151
Hershey Co. (The)	467,537	111,423,418
Hormel Foods Corp.	2,477,493	109,951,139
JM Smucker Co. (The)	674,613	99,768,517
Kellogg Co.	1,570,256	103,542,681
Keurig Dr Pepper, Inc.	3,215,387	111,091,621
Kimberly-Clark Corp.	829,012	103,667,951
Kraft Heinz Co. (The)	2,294,229	89,337,277
McCormick & Co., Inc.(b)	1,218,961	90,593,182
Mondelez International, Inc., Class A(b)	1,735,684	113,131,883
PepsiCo, Inc.	703,046	121,999,572
Philip Morris International, Inc. (Switzerland)	929,941	90,483,259
Procter & Gamble Co. (The)	775,357	106,658,109

		2,162,523,546

Financials-14.61%
Aflac, Inc.(b)	1,432,146	97,600,750
Arthur J. Gallagher & Co.	462,855	86,715,884
Berkshire Hathaway, Inc., Class B(c)	343,939	104,963,304
Cboe Global Markets, Inc.	755,692	95,345,660
Chubb Ltd.	477,465	100,754,664
CME Group, Inc., Class A	506,549	93,893,923
Globe Life, Inc.(b)	798,200	97,132,958
Hartford Financial Services Group, Inc. (The)	1,200,136	93,946,646
Loews Corp.	1,631,845	99,689,411
Marsh & McLennan Cos., Inc.	538,808	87,362,329
MetLife, Inc.	1,320,278	94,703,541
Progressive Corp. (The)	658,759	94,545,092
Travelers Cos., Inc. (The)	547,564	101,365,048
W.R. Berkley Corp.	1,389,880	91,996,157
Willis Towers Watson PLC(b)	375,881	88,091,471

		1,428,106,838

Health Care-19.56%
Abbott Laboratories(b)	824,047	83,822,061
AbbVie, Inc.	716,103	110,208,252
AmerisourceBergen Corp.	646,296	100,537,806

	Shares	Value
Health Care-(continued)
Amgen, Inc.(b)	450,309	$104,318,583
Becton, Dickinson and Co.	390,895	91,684,422
Bristol-Myers Squibb Co.	1,644,580	113,410,237
Cardinal Health, Inc.	1,128,440	85,434,192
Cigna Group (The)	311,736	91,058,086
CVS Health Corp.	1,016,420	84,911,727
Gilead Sciences, Inc.	1,083,834	87,281,152
Henry Schein, Inc.(b)(c)	1,052,310	82,406,396
Hologic, Inc.(c)	1,048,085	83,469,489
Humana, Inc.	183,919	91,043,583
Incyte Corp.(c)	1,130,629	87,035,820
Johnson & Johnson.	819,402	125,581,551
McKesson Corp.	271,684	95,037,780
Medtronic PLC	1,056,187	87,452,284
Merck & Co., Inc.	1,104,287	117,319,451
Quest Diagnostics, Inc.	683,192	94,526,445
UnitedHealth Group, Inc.	200,446	95,400,269

		1,911,939,586

Industrials-11.58%
AMETEK, Inc.	660,543	93,506,467
General Dynamics Corp.	430,291	98,067,622
Honeywell International, Inc.	461,418	88,352,319
IDEX Corp.	404,827	91,077,978
Illinois Tool Works, Inc.(b)	376,299	87,737,875
Leidos Holdings, Inc.	982,761	95,396,610
Lockheed Martin Corp.	191,910	91,015,237
Otis Worldwide Corp.	1,066,727	90,266,439
Raytheon Technologies Corp.	929,736	91,197,804
Republic Services, Inc.	843,465	108,747,942
Snap-on, Inc.	360,919	89,753,337
Waste Management, Inc.	715,108	107,094,574

		1,132,214,204

Information Technology-2.91%
International Business Machines Corp.	730,787	94,490,759
Jack Henry & Associates, Inc.	595,520	97,808,205
Roper Technologies, Inc.	214,010	92,067,102

		284,366,066

Real Estate-1.04%
Realty Income Corp.	1,583,294	101,251,651

Utilities-22.85%
Alliant Energy Corp.	1,834,285	94,043,792
Ameren Corp.	1,242,595	102,775,032
American Electric Power Co., Inc.(b)	1,099,534	96,726,006
Atmos Energy Corp.(b)	858,812	96,882,582
CenterPoint Energy, Inc.	3,464,126	96,371,985
CMS Energy Corp.	1,645,637	97,043,214
Consolidated Edison, Inc.	1,177,125	105,176,119
Dominion Energy, Inc.	1,672,059	92,999,922
DTE Energy Co.	922,643	101,223,164
Duke Energy Corp.	1,095,825	103,292,464
Entergy Corp.	894,828	92,050,956
Evergy, Inc.	1,648,643	96,956,695
Eversource Energy	1,238,909	93,364,182
Exelon Corp.	2,259,496	91,261,043
FirstEnergy Corp.	2,519,913	99,637,360
NiSource, Inc.	3,581,705	98,246,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.(b)	1,297,791	$95,621,241
PPL Corp.	3,484,128	94,315,345
Public Service Enterprise Group, Inc.	1,615,541	97,627,143
Sempra Energy	641,232	96,159,151
Southern Co. (The)(b)	1,535,668	96,839,224
WEC Energy Group, Inc.	1,112,613	98,644,269
Xcel Energy, Inc.	1,495,871	96,588,390

		2,233,845,447

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $10,103,418,988)		9,762,426,317

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.36%
Invesco Private Government Fund, 4.58%(d)(e)(f)	37,343,954	37,343,954

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	96,008,110	$96,027,308

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,374,279)		133,371,262

TOTAL INVESTMENTS IN SECURITIES-101.23% (Cost $10,236,793,267)		9,895,797,579
OTHER ASSETS LESS LIABILITIES-(1.23)%		(120,432,771)

NET ASSETS-100.00%		$9,775,364,808

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$106,365,809	$(106,365,809)	$-	$-	$-	$111,574

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	140,080,011	753,201,181	(855,937,238)	-	-	37,343,954	1,428,529	*

Invesco Private Prime Fund	360,219,541	1,417,412,907	(1,681,613,884)	(3,025)	11,769	96,027,308	4,026,310	*

Total	$500,299,552	$2,276,979,897	$(2,643,916,931)	$(3,025)	$11,769	$133,371,262	$5,566,413

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Utilities	22.85

Consumer Staples	22.12

Health Care	19.56

Financials	14.61

Industrials	11.58

Consumer Discretionary	3.25

Sector Types Each Less Than 3%	5.90

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.15%
Alphabet, Inc., Class C(b)	542	$48,943
AT&T, Inc.	19,573	370,125
T-Mobile US, Inc.(b)	2,976	423,128
Verizon Communications, Inc.	9,247	358,876

		1,201,072

Consumer Discretionary-7.34%
Amazon.com, Inc.(b)	3,078	290,040
Home Depot, Inc. (The)	1,026	304,250
McDonald’s Corp.	1,875	494,831
NIKE,Inc.,Class B	788	93,607
TJX Cos., Inc. (The)	6,890	527,774

		1,710,502

Consumer Staples-12.33%
Colgate-Palmolive Co.	5,644	413,705
Conagra Brands, Inc.	7,001	254,907
General Mills, Inc.	6,322	502,662
Hershey Co. (The)	291	69,351
Hormel Foods Corp.	3,669	162,830
JM Smucker Co. (The)	396	58,565
Kellogg Co.	650	42,861
Kimberly-Clark Corp.	1,619	202,456
McCormick & Co., Inc.	2,313	171,902
Mondelez International, Inc., Class A	7,940	517,529
Procter & Gamble Co. (The)	3,480	478,709

		2,875,477

Energy-0.42%
Exxon Mobil Corp.	893	98,150

Financials-14.49%
Allstate Corp. (The)	828	106,630
American International Group, Inc.	1,185	72,415
Aon PLC, Class A	1,576	479,183
Arthur J. Gallagher & Co.	291	54,519
Bank of America Corp.	4,723	161,999
Berkshire Hathaway, Inc., Class B(b)	1,704	520,027
Chubb Ltd.	2,497	526,917
Hartford Financial Services Group, Inc. (The)	578	45,246
JPMorgan Chase & Co.	256	36,697
Marsh & McLennan Cos., Inc.	2,921	473,611
Progressive Corp. (The)	3,784	543,080
Travelers Cos., Inc. (The)	1,929	357,096

		3,377,420

Health Care-19.57%
Abbott Laboratories	4,489	456,621
Amgen, Inc.	763	176,757
Becton, Dickinson and Co.	125	29,319
Biogen, Inc.(b)	321	86,625
Bristol-Myers Squibb Co.	309	21,309
CVS Health Corp.	4,768	398,319
Eli Lilly and Co.	1,274	396,494
Incyte Corp.(b)	837	64,432
Intuitive Surgical, Inc.(b)	272	62,394
Johnson & Johnson	2,939	450,431
Medtronic PLC	4,947	409,612
Merck & Co., Inc.	5,575	592,288

	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	86	$123,299
Pfizer, Inc.	5,824	236,280
Regeneron Pharmaceuticals, Inc.(b)	537	408,345
Stryker Corp.	174	45,741
Vertex Pharmaceuticals, Inc.(b)	1,668	484,204
Viatris, Inc.	5,966	68,012
Zoetis, Inc.	314	52,438

		4,562,920

Industrials-4.21%
Republic Services, Inc.	2,360	304,275
Rollins, Inc.	3,091	108,803
Verisk Analytics, Inc.	1,321	226,036
Waste Management, Inc.	2,278	341,153

		980,267

Information Technology-22.84%
Accenture PLC, Class A	1,527	405,495
Adobe, Inc.(b)	814	263,695
Analog Devices, Inc.	479	87,882
Apple, Inc.	3,096	456,381
Automatic Data Processing, Inc.	860	189,045
Cisco Systems, Inc.	2,255	109,187
Cognizant Technology Solutions Corp., Class A	1,942	121,628
Fidelity National Information Services, Inc.	5,328	337,635
Global Payments, Inc.	997	111,863
Intel Corp.	574	14,310
Intuit, Inc.	930	378,677
Microsoft Corp.	1,842	459,432
Oracle Corp.	6,284	549,222
QUALCOMM, Inc.	3,401	420,126
salesforce.com, inc.(b)	963	157,557
Texas Instruments, Inc.	2,616	448,513
Trimble, Inc.(b)	3,657	190,383
Tyler Technologies, Inc.(b)	534	171,548
VeriSign, Inc.(b)	1,255	247,022
Visa, Inc., Class A	927	203,884

		5,323,485

Materials-3.12%
Corteva, Inc.	7,792	485,363
Newmont Corp.	5,526	240,989

		726,352

Real Estate-3.64%
American Tower Corp.	1,683	333,251
Crown Castle, Inc.	2,794	365,315
Prologis, Inc.	1,214	149,808

		848,374

Utilities-6.82%
Ameren Corp.	834	68,980
American Electric Power Co., Inc.	400	35,188
Dominion Energy, Inc.	3,473	193,168
Duke Energy Corp.	1,210	114,055
Eversource Energy	1,110	83,650
NextEra Energy, Inc.	5,418	384,840
Public Service Enterprise Group, Inc.	4,492	271,451
Sempra Energy	182	27,293
Southern Co. (The)	4,715	297,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	316	$28,017
Xcel Energy, Inc.	1,336	86,265

		1,590,235

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $23,102,899)		23,294,254
OTHER ASSETS LESS LIABILITIES-0.07%		17,092

NET ASSETS-100.00%		$23,311,346

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,358	$259,020	$(274,378)	$-	$-	$-	$147

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Information Technology	22.84

Health Care	19.57

Financials	14.49

Consumer Staples	12.33

Consumer Discretionary	7.34

Utilities	6.82

Communication Services	5.15

Industrials	4.21

Real Estate	3.64

Materials	3.12

Energy	0.42

Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500® Momentum ETF (SPMO)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Consumer Discretionary-2.02%
AutoZone, Inc.(b)	550	$1,367,597
Dollar Tree, Inc.(b)	7,055	1,024,950
Genuine Parts Co.	3,803	672,599
O’Reilly Automotive, Inc.(b)	1,304	1,082,450

		4,147,596

Consumer Staples-11.56%
Archer-Daniels-Midland Co.	19,212	1,529,275
Campbell Soup Co.	4,574	240,227
Coca-Cola Co. (The)	96,831	5,762,413
Costco Wholesale Corp.	11,389	5,514,326
General Mills, Inc.	19,883	1,580,897
Hershey Co. (The)	5,138	1,224,488
Kellogg Co.	6,993	461,118
Keurig Dr Pepper, Inc.	17,803	615,094
Lamb Weston Holdings, Inc.	3,112	313,192
Molson Coors Beverage Co., Class B	4,905	260,897
PepsiCo, Inc.	33,368	5,790,349
Tyson Foods, Inc., Class A	7,751	459,169

		23,751,445

Energy-30.41%
APA Corp.	12,500	479,750
Chevron Corp.	83,085	13,357,576
ConocoPhillips	53,874	5,567,878
Coterra Energy, Inc.	36,708	916,599
Devon Energy Corp.	30,212	1,629,031
Diamondback Energy, Inc.	6,204	872,158
EOG Resources, Inc.	20,227	2,286,056
Exxon Mobil Corp.	192,279	21,133,385
Halliburton Co.	23,371	846,731
Hess Corp.	8,040	1,082,988
Marathon Oil Corp.	31,192	784,479
Marathon Petroleum Corp.	21,685	2,680,266
Occidental Petroleum Corp.	34,382	2,013,410
ONEOK, Inc.	10,083	659,932
Phillips 66	10,647	1,091,956
Pioneer Natural Resources Co.	10,167	2,037,569
Schlumberger Ltd.	30,845	1,641,262
Valero Energy Corp.	15,060	1,983,854
Williams Cos., Inc. (The)	46,692	1,405,429

		62,470,309

Financials-9.55%
Arthur J. Gallagher & Co.	6,506	1,218,899
Assurant, Inc.	1,133	144,333
Berkshire Hathaway, Inc., Class B(b)	32,886	10,036,150
Brown & Brown, Inc.	5,429	304,404
Chubb Ltd.	8,810	1,859,086
Comerica, Inc.	2,514	176,231
FactSet Research Systems, Inc.	940	389,677
M&T Bank Corp.	4,946	768,064
Marsh & McLennan Cos., Inc.	10,153	1,646,207
Progressive Corp. (The)	15,553	2,232,167
Raymond James Financial, Inc.	3,712	402,604
W.R. Berkley Corp.	6,602	436,986

		19,614,808

	Shares	Value
Health Care-29.43%
AbbVie, Inc.	56,499	$8,695,196
AmerisourceBergen Corp.	4,091	636,396
Bristol-Myers Squibb Co.	46,529	3,208,640
Centene Corp.(b)	14,770	1,010,268
Cigna Group (The)	7,147	2,087,639
CVS Health Corp.	31,129	2,600,517
Elevance Health, Inc.	6,126	2,877,198
Eli Lilly and Co.	25,419	7,910,901
McKesson Corp.	6,633	2,320,290
Merck & Co., Inc.	61,775	6,562,976
Molina Healthcare, Inc.(b)	1,251	344,438
Pfizer, Inc.	124,626	5,056,077
UnitedHealth Group, Inc.	30,929	14,720,348
Vertex Pharmaceuticals, Inc.(b)	8,380	2,432,630

		60,463,514

Industrials-3.41%
C.H. Robinson Worldwide, Inc.	3,102	310,076
General Dynamics Corp.	5,603	1,276,980
Northrop Grumman Corp.	4,420	2,051,366
Quanta Services, Inc.	4,616	745,022
Republic Services, Inc.	5,186	668,631
W.W. Grainger, Inc.	1,156	772,705
Waste Management, Inc.	7,935	1,188,346

		7,013,126

Information Technology-3.69%
Automatic Data Processing, Inc.	9,105	2,001,461
Cadence Design Systems, Inc.(b)	5,971	1,152,045
Enphase Energy, Inc.(b)	2,978	626,958
HP, Inc.	17,106	504,969
Jack Henry & Associates, Inc.	1,845	303,023
ON Semiconductor Corp.(b)	13,407	1,037,836
Paychex, Inc.	6,560	724,224
Synopsys, Inc.(b)	3,383	1,230,600

		7,581,116

Materials-2.01%
Amcor PLC	33,440	372,521
CF Industries Holdings, Inc.	9,194	789,673
Corteva, Inc.	22,339	1,391,496
Mosaic Co. (The)	11,359	604,185
Nucor Corp.	5,831	976,343

		4,134,218

Real Estate-0.85%
Public Storage	2,970	887,881
Realty Income Corp.	13,389	856,227

		1,744,108

Utilities-6.94%
Ameren Corp.	6,026	498,411
American Electric Power Co., Inc.	12,623	1,110,445
Atmos Energy Corp.	4,461	503,245
CenterPoint Energy, Inc.	20,039	557,485
CMS Energy Corp.	6,611	389,851
Consolidated Edison, Inc.	15,290	1,366,162
Dominion Energy, Inc.	18,563	1,032,474
DTE Energy Co.	4,639	508,945
Edison International	12,475	825,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® Momentum ETF (SPMO)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
Entergy Corp.	4,624	$475,671
Exelon Corp.	43,529	1,758,136
FirstEnergy Corp.	11,177	441,939
NiSource, Inc.	13,317	365,285
Sempra Energy	10,822	1,622,867
Southern Co. (The)	34,504	2,175,822
WEC Energy Group, Inc.	6,926	614,059

		14,246,767

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $213,907,169)		205,167,007
OTHER ASSETS LESS LIABILITIES-0.13%		268,343

NET ASSETS-100.00%.		$205,435,350

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$87,717	$2,047,456	$(2,135,173)	$-	$-	$-	$1,266

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2023

Energy	30.41
Health Care	29.43
Consumer Staples	11.56
Financials	9.55
Utilities	6.94
Information Technology	3.69
Industrials	3.41
Sector Types Each Less Than 3%	4.88
Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500 QVM Multi-factor ETF (QVML)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-8.46%
Activision Blizzard, Inc.	22,125	$1,687,031
Alphabet, Inc., Class C(b)	388,474	35,079,202
AT&T, Inc.	228,066	4,312,728
Comcast Corp., Class A	149,448	5,554,982
DISH Network Corp., Class A(b)(c)	8,252	94,155
Electronic Arts, Inc.	8,685	963,514
Fox Corp., Class A	15,188	531,884
Interpublic Group of Cos., Inc. (The)	13,161	467,742
Live Nation Entertainment, Inc.(b)(c)	4,760	343,006
Lumen Technologies, Inc.(c)	31,196	106,066
Meta Platforms, Inc., Class A(b)	75,742	13,250,306
Netflix, Inc.(b)	14,165	4,562,972
News Corp., Class A	17,039	292,219
Omnicom Group, Inc.	6,786	614,608
Paramount Global, Class B(c)	17,941	384,296
Take-Two Interactive Software, Inc.(b)	5,268	577,110
T-Mobile US, Inc.(b)	19,789	2,813,600
Verizon Communications, Inc.	141,177	5,479,079
Walt Disney Co. (The)(b)	62,097	6,185,482
Warner Bros Discovery, Inc.(b)	76,345	1,192,509

		84,492,491

Consumer Discretionary-8.22%
Advance Auto Parts, Inc.	1,859	269,481
Aptiv PLC(b)	9,179	1,067,334
AutoZone, Inc.(b)	657	1,633,657
Bath & Body Works, Inc.	7,678	313,800
Best Buy Co., Inc.	6,567	545,783
Booking Holdings, Inc.(b)	1,357	3,425,068
BorgWarner, Inc.	7,850	394,698
CarMax, Inc.(b)(c)	5,261	363,219
Carnival Corp.(b)(c)	37,864	402,116
Chipotle Mexican Grill, Inc.(b)	959	1,429,946
D.R. Horton, Inc.	10,099	933,956
Darden Restaurants, Inc.	4,065	581,254
Dollar General Corp.	7,420	1,604,946
Dollar Tree, Inc.(b)	7,004	1,017,541
Expedia Group, Inc.(b)	5,774	629,193
Ford Motor Co.(c)	134,362	1,621,749
Garmin Ltd.	4,979	488,589
General Motors Co.	49,843	1,930,918
Genuine Parts Co.	4,451	787,204
Hasbro, Inc.	4,303	236,708
Home Depot, Inc. (The)	33,413	9,908,291
Las Vegas Sands Corp.(b)(c)	10,366	595,734
Lennar Corp., Class A	8,156	789,011
LKQ Corp.	8,611	493,324
Lowe’s Cos., Inc.	21,037	4,328,363
Marriott International, Inc., Class A	9,283	1,571,055
McDonald’s Corp.	23,726	6,261,529
MGM Resorts International	11,532	495,991
Mohawk Industries, Inc.(b)	1,701	174,948
Newell Brands, Inc.	12,684	186,328
NIKE,Inc.,Class B	41,058	4,877,280
NVR, Inc.(b)	98	507,015
O’Reilly Automotive, Inc.(b)	2,141	1,777,244
Pool Corp.	1,410	503,173

	Shares	Value
Consumer Discretionary-(continued)
PulteGroup, Inc.	7,824	$427,738
Ralph Lauren Corp.(c)	1,566	185,086
Ross Stores, Inc.	11,528	1,274,305
Tapestry, Inc.	8,436	367,050
Target Corp.	16,101	2,713,018
Tesla, Inc.(b)	96,085	19,765,645
TJX Cos., Inc. (The)	37,851	2,899,387
Tractor Supply Co.	3,975	927,209
Ulta Beauty, Inc.(b)	1,658	860,170
VF Corp.	13,299	330,081
Whirlpool Corp.	1,840	253,883

		82,150,018

Consumer Staples-7.33%
Altria Group, Inc.	57,986	2,692,290
Archer-Daniels-Midland Co.	18,799	1,496,400
Brown-Forman Corp., Class B	6,029	391,101
Campbell Soup Co.	6,837	359,079
Church & Dwight Co., Inc.	8,329	697,804
Clorox Co. (The)	4,085	634,972
Coca-Cola Co. (The)	124,759	7,424,408
Colgate-Palmolive Co.	26,761	1,961,581
Conagra Brands, Inc.	15,872	577,899
Constellation Brands, Inc., Class A	5,282	1,181,583
Costco Wholesale Corp.	15,908	7,702,335
Estee Lauder Cos., Inc. (The), Class A	7,542	1,833,083
General Mills, Inc.	18,625	1,480,874
Hershey Co. (The)	4,855	1,157,044
Hormel Foods Corp.	10,065	446,685
JM Smucker Co. (The)	3,527	521,608
Kellogg Co.	8,396	553,632
Keurig Dr Pepper, Inc.	27,752	958,832
Kimberly-Clark Corp.	10,788	1,349,039
Kraft Heinz Co. (The)	25,193	981,015
Kroger Co. (The)	22,769	982,255
Lamb Weston Holdings, Inc.	4,848	487,903
McCormick & Co., Inc.	8,287	615,890
Molson Coors Beverage Co., Class B	6,119	325,470
Mondelez International, Inc., Class A	43,672	2,846,541
Monster Beverage Corp.(b)	12,384	1,260,196
PepsiCo, Inc.	45,135	7,832,277
Philip Morris International, Inc. (Switzerland)	48,646	4,733,256
Procter & Gamble Co. (The)	76,248	10,488,675
Sysco Corp.	16,824	1,254,566
Tyson Foods, Inc., Class A	9,955	589,734
Walgreens Boots Alliance, Inc.	23,292	827,565
Walmart, Inc.	46,800	6,651,684

		73,297,276

Energy-5.58%
APA Corp.	11,948	458,564
Baker Hughes Co., Class A	35,144	1,075,406
Chevron Corp.	61,593	9,902,307
ConocoPhillips	43,826	4,529,417
Coterra Energy, Inc.	28,526	712,294
Devon Energy Corp.	22,466	1,211,367
Diamondback Energy, Inc.	6,098	857,257
EOG Resources, Inc.	21,100	2,384,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Energy-(continued)
EQT Corp.	13,627	$452,144
Exxon Mobil Corp.	143,985	15,825,391
Halliburton Co.	31,662	1,147,114
Hess Corp.	9,348	1,259,176
Kinder Morgan, Inc.	66,588	1,135,991
Marathon Oil Corp.	24,250	609,888
Marathon Petroleum Corp.	17,805	2,200,698
Occidental Petroleum Corp.	25,982	1,521,506
ONEOK, Inc.	15,096	988,033
Phillips 66	16,661	1,708,752
Pioneer Natural Resources Co.	7,789	1,560,993
Schlumberger Ltd.	46,965	2,499,008
Targa Resources Corp.	7,795	577,610
Valero Energy Corp.	14,177	1,867,536
Williams Cos., Inc. (The)	41,392	1,245,899

		55,731,073

Financials-12.91%
Aflac, Inc.	18,586	1,266,636
Allstate Corp. (The)	8,708	1,121,416
American Express Co.	19,510	3,394,545
American International Group, Inc.	25,372	1,550,483
Ameriprise Financial, Inc.	3,494	1,197,988
Arch Capital Group Ltd.(b)	11,780	824,600
Arthur J. Gallagher & Co.	6,786	1,271,357
Assurant, Inc.	1,739	221,531
Bank of America Corp.	258,997	8,883,597
Bank of New York Mellon Corp. (The)	24,267	1,234,705
Berkshire Hathaway, Inc., Class B(b)	60,535	18,474,071
BlackRock, Inc.	4,923	3,394,064
Brown & Brown, Inc.	7,545	423,048
Capital One Financial Corp.	14,070	1,534,756
Cboe Global Markets, Inc.	3,370	425,193
Charles Schwab Corp. (The)	50,391	3,926,467
Chubb Ltd.	13,493	2,847,293
Cincinnati Financial Corp.	5,307	640,555
Citigroup, Inc.	67,265	3,409,663
Citizens Financial Group, Inc.	16,619	694,009
CME Group, Inc., Class A	11,722	2,172,790
Comerica, Inc.	4,240	297,224
Discover Financial Services	9,365	1,048,880
Everest Re Group Ltd.	1,283	492,634
FactSet Research Systems, Inc.	1,258	521,504
Fifth Third Bancorp	25,511	926,049
First Republic Bank	6,710	825,397
Franklin Resources, Inc.	9,308	274,307
Globe Life, Inc.	3,060	372,371
Goldman Sachs Group, Inc. (The)	11,746	4,130,481
Hartford Financial Services Group, Inc. (The)	10,771	843,154
Huntington Bancshares, Inc.	47,312	724,820
Intercontinental Exchange, Inc.	19,162	1,950,692
Invesco Ltd.(d)	15,164	267,796
JPMorgan Chase & Co.	99,090	14,204,551
KeyCorp	30,966	566,368
Lincoln National Corp.	5,160	163,675
Loews Corp.	6,465	394,947
M&T Bank Corp.	6,536	1,014,975
MarketAxess Holdings, Inc.	1,086	370,815
Marsh & McLennan Cos., Inc.	16,225	2,630,722

	Shares	Value
Financials-(continued)
MetLife, Inc.	22,472	$1,611,917
Moody’s Corp.	5,133	1,489,340
Morgan Stanley	45,687	4,408,795
Nasdaq, Inc.	10,969	614,922
Northern Trust Corp.	6,807	648,503
PNC Financial Services Group, Inc. (The)	14,268	2,253,203
Principal Financial Group, Inc.	7,719	691,314
Progressive Corp. (The)	19,027	2,730,755
Prudential Financial, Inc.	12,519	1,251,900
Raymond James Financial, Inc.	6,481	702,929
Regions Financial Corp.	31,244	728,610
S&P Global, Inc.	10,951	3,736,481
Signature Bank	2,717	312,591
State Street Corp.	11,925	1,057,509
SVB Financial Group(b)	2,121	611,081
Synchrony Financial	17,037	608,391
T. Rowe Price Group, Inc.(c)	7,511	843,335
Travelers Cos., Inc. (The)	7,792	1,442,455
Truist Financial Corp.	47,656	2,237,449
U.S. Bancorp	44,733	2,135,106
W.R. Berkley Corp.	6,752	446,915
Wells Fargo & Co.	137,242	6,418,808
Willis Towers Watson PLC	3,574	837,603
Zions Bancorporation N.A	4,955	250,822

		129,000,863

Health Care-14.52%
Abbott Laboratories	57,772	5,876,568
AbbVie, Inc.	55,292	8,509,439
Agilent Technologies, Inc.	9,843	1,397,411
Align Technology, Inc.(b)	2,424	750,228
AmerisourceBergen Corp.	5,347	831,779
Amgen, Inc.	17,085	3,957,911
Becton, Dickinson and Co.	9,258	2,171,464
Biogen, Inc.(b)	4,829	1,303,154
Bio-Techne Corp.	5,156	374,532
Boston Scientific Corp.(b)	46,316	2,163,884
Bristol-Myers Squibb Co.	68,789	4,743,689
Cardinal Health, Inc.	9,099	688,885
Catalent, Inc.(b)	5,763	393,152
Centene Corp.(b)	18,320	1,253,088
Cigna Group (The)	9,790	2,859,659
Cooper Cos., Inc. (The)(c)	1,579	516,286
CVS Health Corp.	41,944	3,504,002
Danaher Corp.	21,468	5,313,974
DaVita, Inc.(b)	1,842	151,523
Edwards Lifesciences Corp.(b)	21,113	1,698,330
Elevance Health, Inc.	7,691	3,612,232
Eli Lilly and Co.	25,217	7,848,035
Gilead Sciences, Inc.	40,233	3,239,963
HCA Healthcare, Inc.	6,975	1,698,064
Henry Schein, Inc.(b)	4,769	373,460
Hologic, Inc.(b)	8,319	662,525
Humana, Inc.	4,099	2,029,087
IDEXX Laboratories, Inc.(b)	2,683	1,269,703
Incyte Corp.(b)	5,683	437,477
IQVIA Holdings, Inc.(b)	6,137	1,279,380
Johnson & Johnson	85,089	13,040,740
Laboratory Corp. of America Holdings	3,097	741,298
McKesson Corp.	4,563	1,596,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Medtronic PLC	43,752	$3,622,666
Merck & Co., Inc.	81,303	8,637,631
Moderna, Inc.(b)	10,685	1,483,185
Molina Healthcare, Inc.(b)	1,850	509,361
Organon & Co.	8,345	204,369
PerkinElmer, Inc.	4,211	524,564
Pfizer, Inc.	179,372	7,277,122
Quest Diagnostics, Inc.	3,940	545,138
Regeneron Pharmaceuticals, Inc.(b)	3,375	2,566,417
ResMed, Inc.	5,067	1,079,271
Stryker Corp.(c)	10,336	2,717,128
Teleflex, Inc.	1,561	371,877
Thermo Fisher Scientific, Inc.	12,605	6,828,885
UnitedHealth Group, Inc.	30,401	14,469,052
Universal Health Services, Inc., Class B	2,264	302,402
Vertex Pharmaceuticals, Inc.(b)	8,247	2,394,022
Viatris, Inc.	39,626	451,736
Waters Corp.(b)	1,899	590,380
West Pharmaceutical Services, Inc.	2,469	782,747
Zimmer Biomet Holdings, Inc.	6,805	842,935
Zoetis, Inc.	15,268	2,549,756

		145,037,749

Industrials-8.64%
3M Co.	17,681	1,904,951
A.O. Smith Corp.	4,254	279,190
Alaska Air Group, Inc.(b)(c)	4,032	192,850
Allegion PLC	2,752	310,178
American Airlines Group, Inc.(b)(c)	20,220	323,116
AMETEK, Inc.	7,544	1,067,929
C.H. Robinson Worldwide, Inc.	4,233	423,131
Carrier Global Corp.	27,802	1,251,924
Caterpillar, Inc.	17,518	4,196,437
Cintas Corp.	2,824	1,238,239
Copart, Inc.(b)	14,326	1,009,410
CoStar Group, Inc.(b)	12,771	902,399
CSX Corp.	72,057	2,197,018
Cummins, Inc.	4,782	1,162,408
Deere & Co.	9,008	3,776,514
Delta Air Lines, Inc.(b)	20,472	784,896
Dover Corp.	4,744	711,126
Eaton Corp. PLC	13,316	2,329,368
Emerson Electric Co.	19,209	1,588,776
Expeditors International of Washington, Inc.	5,704	596,410
Fastenal Co.(c)	18,777	968,142
FedEx Corp.	8,331	1,693,026
Fortive Corp.	11,689	779,189
Generac Holdings, Inc.(b)(c)	2,417	290,064
General Dynamics Corp.	7,436	1,694,739
General Electric Co.	35,483	3,005,765
Honeywell International, Inc.	22,115	4,234,580
Howmet Aerospace, Inc.	12,567	530,076
Huntington Ingalls Industries, Inc.	1,418	305,154
IDEX Corp.	2,475	556,825
Illinois Tool Works, Inc.(c)	9,310	2,170,720
Ingersoll Rand, Inc.	13,225	767,976
J.B. Hunt Transport Services, Inc.	2,762	499,342
Jacobs Solutions, Inc.	4,296	513,372
Johnson Controls International PLC	21,977	1,378,397

	Shares	Value
Industrials-(continued)
L3Harris Technologies, Inc.	6,411	$1,353,939
Leidos Holdings, Inc.	4,459	432,835
Lockheed Martin Corp.	7,610	3,609,119
Nordson Corp.	1,735	381,075
Norfolk Southern Corp.	8,017	1,802,382
Northrop Grumman Corp.	4,617	2,142,796
Old Dominion Freight Line, Inc.	3,203	1,086,650
PACCAR, Inc.	17,293	1,248,555
Parker-Hannifin Corp.	4,164	1,465,103
Pentair PLC	5,322	297,713
Quanta Services, Inc.	4,828	779,239
Raytheon Technologies Corp.(c)	47,145	4,624,453
Republic Services, Inc.	6,728	867,441
Robert Half International, Inc.(c)	3,581	288,700
Rockwell Automation, Inc.	3,935	1,160,549
Rollins, Inc.	6,992	246,118
Snap-on, Inc.(c)	1,719	427,481
Southwest Airlines Co.	19,220	645,408
Stanley Black & Decker, Inc.	5,058	433,015
Textron, Inc.	6,926	502,343
Trane Technologies PLC	7,479	1,383,391
Union Pacific Corp.	20,453	4,239,498
United Airlines Holdings, Inc.(b)	9,928	515,859
United Parcel Service, Inc., Class B(c)	25,410	4,637,071
United Rentals, Inc.(c)	2,392	1,120,724
Verisk Analytics, Inc.	5,116	875,399
W.W. Grainger, Inc.	1,543	1,031,387
Wabtec Corp.	5,967	622,537
Waste Management, Inc.	12,453	1,864,961
Xylem, Inc.(c)	5,752	590,443

		86,309,821

Information Technology-26.17%
Accenture PLC, Class A	21,298	5,655,684
Adobe, Inc.(b)	15,874	5,142,382
Advanced Micro Devices, Inc.(b)	57,721	4,535,716
Akamai Technologies, Inc.(b)	5,259	381,803
Amphenol Corp., Class A(c)	19,597	1,519,159
Analog Devices, Inc.	17,359	3,184,856
ANSYS, Inc.(b)	2,783	844,947
Apple, Inc.	510,208	75,209,761
Applied Materials, Inc.	28,742	3,338,383
Arista Networks, Inc.(b)	8,608	1,193,930
Automatic Data Processing, Inc.	13,538	2,975,923
Broadcom, Inc.	13,790	8,195,259
Broadridge Financial Solutions, Inc.	4,012	564,809
Cadence Design Systems, Inc.(b)	9,314	1,797,043
CDW Corp.	4,375	885,587
Cisco Systems, Inc.	136,980	6,632,572
Cognizant Technology Solutions Corp., Class A	17,111	1,071,662
Corning, Inc.	26,262	891,595
DXC Technology Co.(b)	7,567	209,909
EPAM Systems, Inc.(b)	2,016	620,222
F5, Inc.(b)	1,924	275,094
Fidelity National Information Services, Inc.	20,396	1,292,494
Fiserv, Inc.(b)	21,216	2,441,749
FleetCor Technologies, Inc.(b)	2,563	550,507
Gen Digital, Inc.	19,199	374,572
Global Payments, Inc.	9,696	1,087,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Hewlett Packard Enterprise Co.	44,376	$692,709
HP, Inc.	31,382	926,397
Intel Corp.	139,647	3,481,400
International Business Machines Corp.	29,309	3,789,654
Jack Henry & Associates, Inc.	2,416	396,804
Juniper Networks, Inc.	10,870	334,579
Keysight Technologies, Inc.(b)	5,862	937,686
KLA Corp.	4,615	1,750,839
Lam Research Corp.	4,780	2,323,128
Mastercard, Inc., Class A	28,154	10,002,835
Microchip Technology, Inc.	18,556	1,503,593
Micron Technology, Inc.	38,383	2,219,305
Microsoft Corp.	250,317	62,434,066
Monolithic Power Systems, Inc.	1,585	767,600
NetApp, Inc.	7,545	487,030
NXP Semiconductors N.V. (China)	9,051	1,615,422
ON Semiconductor Corp.(b)	14,870	1,151,087
Paychex, Inc.	10,727	1,184,261
Paycom Software, Inc.(b)	1,826	527,824
PayPal Holdings, Inc.(b)	38,951	2,866,794
PTC, Inc.(b)	3,394	425,370
Qorvo, Inc.(b)	3,536	356,747
QUALCOMM, Inc.	38,487	4,754,299
Roper Technologies, Inc.	3,456	1,486,771
Skyworks Solutions, Inc.	5,245	585,185
SolarEdge Technologies, Inc.(b)	1,647	523,614
Synopsys, Inc.(b)	5,115	1,860,632
TE Connectivity Ltd.	10,767	1,370,854
Teledyne Technologies, Inc.(b)	1,567	673,920
Teradyne, Inc.	5,239	529,872
Texas Instruments, Inc.	30,375	5,207,794
Trimble, Inc.(b)	8,436	439,178
Visa, Inc., Class A(c)	54,914	12,077,785
Western Digital Corp.(b)	10,713	412,236
Zebra Technologies Corp., Class A(b)	1,757	527,539

		261,498,318

Materials-2.79%
Air Products and Chemicals, Inc.(c)	6,917	1,978,124
Albemarle Corp.(c)	4,092	1,040,637
Amcor PLC	49,655	553,157
Avery Dennison Corp.	2,614	476,245
Ball Corp.	10,978	617,073
Celanese Corp.	3,556	413,314
CF Industries Holdings, Inc.	6,950	596,936
Corteva, Inc.	23,839	1,484,931
Dow, Inc.	23,246	1,329,671
DuPont de Nemours, Inc.	16,766	1,224,421
Eastman Chemical Co.	4,253	362,356
FMC Corp.	4,182	540,105
Freeport-McMoRan, Inc.	47,254	1,935,996
International Paper Co.	12,538	456,258
Linde PLC (United Kingdom)	16,152	5,626,872
LyondellBasell Industries N.V., Class A	8,678	833,001
Martin Marietta Materials, Inc.	2,089	751,768
Mosaic Co. (The)	12,330	655,833
Newmont Corp.	25,880	1,128,627
Nucor Corp.(c)	8,613	1,442,161
Packaging Corp. of America	3,149	430,531
PPG Industries, Inc.	7,756	1,024,257

	Shares	Value
Materials-(continued)
Sealed Air Corp.	4,909	$238,676
Sherwin-Williams Co. (The)	7,518	1,664,109
Vulcan Materials Co.	4,299	777,732
WestRock Co.	8,487	266,492

		27,849,283

Real Estate-2.11%
Alexandria Real Estate Equities, Inc.	4,951	741,561
AvalonBay Communities, Inc.	4,744	818,435
Boston Properties, Inc.	5,323	348,550
Camden Property Trust	3,443	395,119
CBRE Group, Inc., Class A(b)	10,845	923,343
Digital Realty Trust, Inc.	9,514	991,644
Equity Residential	10,935	683,656
Extra Space Storage, Inc.	4,303	708,489
Federal Realty Investment Trust	2,371	253,175
Healthpeak Properties, Inc.	17,845	429,351
Host Hotels & Resorts, Inc.	24,088	404,678
Invitation Homes, Inc.	18,751	586,156
Iron Mountain, Inc.	9,788	516,317
Kimco Realty Corp.	20,009	412,386
Mid-America Apartment Communities, Inc.	3,642	583,084
Prologis, Inc.	30,105	3,714,957
Public Storage	5,156	1,541,386
Realty Income Corp.	20,075	1,283,796
Regency Centers Corp.	5,050	317,645
Simon Property Group, Inc.	10,819	1,320,892
UDR, Inc.	9,458	405,181
Ventas, Inc.	12,904	627,780
VICI Properties, Inc.	31,681	1,062,264
Welltower, Inc.	16,161	1,197,853
Weyerhaeuser Co.	25,054	782,938

		21,050,636

Utilities-3.04%
AES Corp. (The)	22,055	544,317
Alliant Energy Corp.	8,172	418,978
Ameren Corp.	8,356	691,125
American Electric Power Co., Inc.	16,263	1,430,656
American Water Works Co., Inc.	5,867	823,609
Atmos Energy Corp.	4,392	495,462
CenterPoint Energy, Inc.	20,219	562,493
CMS Energy Corp.	9,330	550,190
Consolidated Edison, Inc.	11,494	1,026,989
Constellation Energy Corp.	10,768	806,415
Dominion Energy, Inc.	28,014	1,558,139
DTE Energy Co.	6,131	672,632
Duke Energy Corp.	24,985	2,355,086
Edison International	12,637	836,696
Entergy Corp.	6,601	679,045
Evergy, Inc.	7,502	441,193
Eversource Energy	11,147	840,038
Exelon Corp.	31,823	1,285,331
FirstEnergy Corp.	18,336	725,005
NextEra Energy, Inc.	62,449	4,435,752
NiSource, Inc.	13,196	361,966
NRG Energy, Inc.	9,545	312,981
PG&E Corp.(b)	52,056	813,115
Pinnacle West Capital Corp.	3,607	265,764
PPL Corp.	24,166	654,174
Public Service Enterprise Group, Inc.	15,933	962,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
Sempra Energy	10,249	$1,536,940
Southern Co. (The)	34,305	2,163,273
WEC Energy Group, Inc.	10,983	973,753
Xcel Energy, Inc.	17,539	1,132,493

		30,356,441

Total Common Stocks & Other Equity Interests (Cost $1,010,479,821)		996,773,969

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $628,580)	628,580	628,580

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,011,108,401)		997,402,549

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.32%
Invesco Private Government Fund, 4.58%(d)(e)(f)	9,287,786	$9,287,786
Invesco Private Prime Fund, 4.83%(d)(e)(f)	23,878,103	23,882,878

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,171,655)		33,170,664

TOTAL INVESTMENTS IN SECURITIES-103.15% (Cost $1,044,280,056)		1,030,573,213
OTHER ASSETS LESS LIABILITIES-(3.15)%		(31,480,386)

NET ASSETS-100.00%		$999,092,827

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Invesco Ltd.	$140,028	$131,761	$(7,688)	$8,784	$(5,089)	$267,796	$4,376

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	8,552,699	(7,924,119)	-	-	628,580	6,785

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,953,022	43,033,102	(37,698,338)	-	-	9,287,786	96,443	*

Invesco Private Prime Fund	10,164,913	105,435,673	(91,719,935)	(991)	3,218	23,882,878	267,888	*

Total	$14,257,963	$157,153,235	$(137,350,080)	$7,793	$(1,871)	$34,067,040	$375,492

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Information Technology	26.17

Health Care	14.52

Financials	12.91

Industrials	8.64

Communication Services	8.46

Consumer Discretionary	8.22

Consumer Staples	7.33

Energy	5.58

Utilities	3.04

Sector Types Each Less Than 3%	4.90

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.19%
Frontier Communications Parent, Inc.(b)(c)	29,709	$812,838
Iridium Communications, Inc.(b)	17,839	1,094,779
John Wiley & Sons, Inc., Class A	6,116	272,101
New York Times Co. (The), Class A	22,927	882,690
Nexstar Media Group, Inc., Class A	5,282	981,924
TEGNA, Inc.	28,973	504,130
TripAdvisor, Inc.(b)(c)	16,193	349,283
World Wrestling Entertainment, Inc., Class A .	6,011	504,924
Ziff Davis, Inc.(b)(c)	6,459	510,132

		5,912,801

Consumer Discretionary-14.65%
Adient PLC(b)(c)	13,999	598,037
AutoNation, Inc.(b)	5,241	715,449
Boyd Gaming Corp.	11,098	722,813
Brunswick Corp.	10,132	885,739
Capri Holdings Ltd.(b)	17,982	891,368
Carter’s, Inc.	5,136	387,203
Choice Hotels International, Inc.(c)	4,007	474,269
Churchill Downs, Inc.(c)	4,403	1,082,169
Columbia Sportswear Co.	4,859	423,705
Cracker Barrel Old Country Store, Inc.(c)	3,684	401,409
Crocs, Inc.(b)	8,520	1,036,969
Dana, Inc.	17,750	281,160
Deckers Outdoor Corp.(b)	3,688	1,535,499
Dick’s Sporting Goods, Inc.	7,501	964,854
Foot Locker, Inc.(c)	11,075	484,199
Fox Factory Holding Corp.(b)	5,685	667,988
GameStop Corp., Class A(b)(c)	38,838	746,855
Gap, Inc. (The)(c)	29,082	378,357
Gentex Corp.	32,496	927,761
Goodyear Tire & Rubber Co. (The)(b)	40,177	456,411
Graham Holdings Co., Class B	545	341,530
Grand Canyon Education, Inc.(b)	4,394	497,796
H&R Block, Inc.	21,886	805,405
Hanesbrands, Inc.(c)	47,750	271,220
Harley-Davidson, Inc.	17,689	841,112
KB Home	10,931	385,536
Kohl’s Corp.	19,571	548,771
Lear Corp.	8,536	1,192,052
Leggett & Platt, Inc.	17,755	612,370
Light & Wonder, Inc.(b)	12,880	806,417
Lithia Motors, Inc., Class A	3,908	997,243
Macy’s, Inc.	36,026	737,092
Marriott Vacations Worldwide Corp.	5,487	839,456
Mattel, Inc.(b)	48,462	871,831
Murphy USA, Inc.	2,845	725,731
Nordstrom, Inc.(c)	17,174	334,550
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	9,699	558,080
Penn Entertainment, Inc.(b)(c)	21,866	667,569
Polaris, Inc.	7,710	877,012
PVH Corp.	8,059	646,654
RH(b)(c)	2,865	856,721
Service Corp. International	21,622	1,460,134
Skechers U.S.A., Inc., Class A(b)	17,464	777,323
Taylor Morrison Home Corp., Class A(b)	14,828	531,287
Texas Roadhouse, Inc.	8,915	905,229

	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	7,671	$697,984
Toll Brothers, Inc.	13,505	809,490
TopBuild Corp.(b)	4,187	869,179
Topgolf Callaway Brands Corp.(b)(c)	16,966	393,272
Under Armour, Inc., Class A(b)	50,199	498,476
Victoria’s Secret & Co.(b)(c)	11,141	441,629
Visteon Corp.(b)	3,751	626,567
Wendy’s Co. (The)	21,852	479,870
Williams-Sonoma, Inc.(c)	9,520	1,189,238
Wyndham Hotels & Resorts, Inc.	12,212	940,568
YETI Holdings, Inc.(b)(c)	11,564	450,765

		39,547,373

Consumer Staples-3.85%
BJ’s Wholesale Club Holdings, Inc.(b)	19,371	1,390,838
Boston Beer Co., Inc. (The), Class A(b)(c)	1,363	441,339
Casey’s General Stores, Inc.	4,840	1,006,478
Coca-Cola Consolidated, Inc.	629	350,259
Coty, Inc., Class A(b)	48,959	553,237
Darling Ingredients, Inc.(b)	24,162	1,528,730
Energizer Holdings, Inc.(c)	8,481	307,267
Flowers Foods, Inc.	25,904	722,203
Grocery Outlet Holding Corp.(b)(c)	12,670	342,723
Ingredion, Inc.	8,456	840,526
Lancaster Colony Corp.	2,713	520,842
Performance Food Group Co.(b)	20,849	1,179,845
Pilgrim’s Pride Corp.(b)	6,058	141,697
Post Holdings, Inc.(b)(c)	7,182	646,093
Sprouts Farmers Market, Inc.(b)(c)	14,270	432,238

		10,404,315

Energy-4.19%
Antero Midstream Corp.	46,493	490,036
Antero Resources Corp.(b)	42,752	1,120,103
ChampionX Corp.	28,946	884,879
CNX Resources Corp.(b)(c)	26,511	406,944
DT Midstream, Inc.	13,341	669,718
HF Sinclair Corp.	23,453	1,166,083
Matador Resources Co.	16,469	885,868
Murphy Oil Corp.	21,108	823,634
NOV, Inc.	57,441	1,256,809
PBF Energy, Inc., Class A	17,890	781,972
PDC Energy, Inc.	14,064	943,835
Range Resources Corp.	36,945	995,298
Southwestern Energy Co.(b)	166,593	882,943

		11,308,122

Financials-16.86%
Affiliated Managers Group, Inc.	5,070	808,209
American Financial Group, Inc.	9,549	1,280,616
Annaly Capital Management, Inc.	58,070	1,200,888
Associated Banc-Corp	20,784	481,150
Bank of Hawaii Corp.	5,485	410,607
Bank OZK(c)	15,831	728,701
Brighthouse Financial, Inc.(b)	9,865	570,493
Cadence Bank	25,656	681,423
Cathay General Bancorp	10,356	444,479
CNO Financial Group, Inc.	15,975	409,279
Commerce Bancshares, Inc.	15,898	1,051,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	8,841	$1,165,421
East West Bancorp, Inc.	19,883	1,515,283
Essent Group Ltd.	14,936	641,501
Evercore, Inc., Class A	4,973	652,358
F.N.B. Corp.	49,298	703,482
Federated Hermes, Inc., Class B	11,619	457,208
First American Financial Corp.	14,349	814,736
First Financial Bankshares, Inc.	17,601	645,605
First Horizon Corp.	71,699	1,775,984
FirstCash Holdings, Inc.	5,180	457,135
Fulton Financial Corp.	24,150	415,380
Glacier Bancorp, Inc.	15,319	725,814
Hancock Whitney Corp.	11,689	574,164
Hanover Insurance Group, Inc. (The)	4,856	677,315
Home BancShares, Inc.	26,493	638,481
Interactive Brokers Group, Inc., Class A	14,369	1,237,315
International Bancshares Corp.	7,709	374,118
Janus Henderson Group PLC(c)	17,320	475,607
Jefferies Financial Group, Inc.	25,932	979,970
Kemper Corp.	8,771	540,294
Kinsale Capital Group, Inc.	3,035	967,254
MGIC Investment Corp.	41,881	576,283
Navient Corp.	14,137	255,173
New York Community Bancorp, Inc.	96,622	858,003
Old National Bancorp	40,401	713,886
Old Republic International Corp.	38,336	1,010,920
PacWest Bancorp	17,165	476,329
Pinnacle Financial Partners, Inc.	11,111	823,214
Primerica, Inc.	5,174	993,098
Prosperity Bancshares, Inc.	12,515	919,727
Reinsurance Group of America, Inc.	8,701	1,257,033
RenaissanceRe Holdings Ltd. (Bermuda)	5,998	1,288,970
RLI Corp.	5,365	739,887
SEI Investments Co.	13,818	832,534
Selective Insurance Group, Inc.	8,348	847,572
SLM Corp.	34,321	493,536
Stifel Financial Corp.	14,780	987,747
Synovus Financial Corp.	20,355	851,043
Texas Capital Bancshares, Inc.(b)	7,048	466,789
UMB Financial Corp.	5,969	541,150
United Bankshares, Inc.	18,343	747,844
Unum Group	25,598	1,140,391
Valley National Bancorp	59,953	694,256
Voya Financial, Inc.	13,700	1,020,513
Washington Federal, Inc.	8,909	312,439
Webster Financial Corp.	26,297	1,396,897
Wintrust Financial Corp.	8,281	762,929

		45,510,086

Health Care-7.66%
Acadia Healthcare Co., Inc.(b)	12,878	933,784
Arrowhead Pharmaceuticals, Inc.(b)(c)	13,535	437,180
Azenta, Inc.(b)(c)	10,032	440,304
Bruker Corp.	13,390	922,839
Chemed Corp.	1,955	1,019,689
Encompass Health Corp.	13,396	757,142
Enovis Corp.(b)(c)	6,433	370,669
Envista Holdings Corp.(b)(c)	22,266	860,804
Exelixis, Inc.(b)	43,873	749,351
Globus Medical, Inc., Class A(b)(c)	10,594	618,054

	Shares	Value
Health Care-(continued)
Haemonetics Corp.(b)	6,838	$531,791
Halozyme Therapeutics, Inc.(b)	17,833	855,806
HealthEquity, Inc.(b)(c)	10,559	688,130
ICU Medical, Inc.(b)(c)	2,726	465,165
Integra LifeSciences Holdings Corp.(b)(c)	9,359	520,548
Lantheus Holdings, Inc.(b)	10,248	757,942
LivaNova PLC(b)	7,440	352,061
Masimo Corp.(b)	6,561	1,097,721
Medpace Holdings, Inc.(b)	3,388	656,865
Neurocrine Biosciences, Inc.(b)	13,235	1,364,528
Option Care Health, Inc.(b)	20,542	630,023
Patterson Cos., Inc.	11,106	294,531
Perrigo Co. PLC	17,913	675,141
QuidelOrtho Corp.(b)	6,696	582,150
R1 RCM, Inc.(b)	16,227	230,423
Shockwave Medical, Inc.(b)	5,093	968,892
Syneos Health, Inc.(b)	13,908	559,380
Tenet Healthcare Corp.(b)	14,705	860,684
United Therapeutics Corp.(b)	6,045	1,487,312

		20,688,909

Industrials-21.22%
Acuity Brands, Inc.	4,417	856,721
AECOM	18,483	1,596,192
AGCO Corp.	8,088	1,138,871
ASGN, Inc.(b)	7,184	637,939
Avis Budget Group, Inc.(b)	4,432	973,533
Axon Enterprise, Inc.(b)	9,644	1,931,790
Brink’s Co. (The)	6,713	438,023
Builders FirstSource, Inc.(b)	20,131	1,706,706
CACI International, Inc., Class A(b)	3,181	932,033
Carlisle Cos., Inc.	7,129	1,840,850
Chart Industries, Inc.(b)(c)	4,950	660,825
Clean Harbors, Inc.(b)	6,636	876,417
Crane Holdings Co.	6,533	782,523
Curtiss-Wright Corp.	5,141	898,595
Donaldson Co., Inc.	16,592	1,049,444
Dycom Industries, Inc.(b)	4,027	339,114
EMCOR Group, Inc.	6,681	1,117,197
EnerSys	5,516	500,246
ESAB Corp.	7,057	413,893
Flowserve Corp.	17,675	613,146
Fluor Corp.(b)(c)	18,223	668,237
FTI Consulting, Inc.(b)(c)	4,619	848,557
GATX Corp.	4,759	519,159
Graco, Inc.	23,117	1,607,556
GXO Logistics, Inc.(b)	16,738	829,703
Hexcel Corp.	11,373	829,660
Hubbell, Inc.	7,269	1,828,444
Insperity, Inc.	4,765	591,289
ITT, Inc.	11,307	1,027,693
JetBlue Airways Corp.(b)	45,303	376,015
KBR, Inc.	18,060	995,287
Kennametal, Inc.(c)	10,872	308,004
Kirby Corp.(b)	8,293	601,491
Knight-Swift Transportation Holdings, Inc.	21,055	1,196,766
Landstar System, Inc.	4,877	881,713
Lincoln Electric Holdings, Inc.	7,734	1,298,771
ManpowerGroup, Inc.	6,822	579,051
MasTec, Inc.(b)	8,042	785,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
MDU Resources Group, Inc.	27,491	$875,588
Mercury Systems, Inc.(b)	7,865	411,654
Middleby Corp. (The)(b)	7,339	1,141,141
MSC Industrial Direct Co., Inc., Class A	6,321	534,251
nVent Electric PLC	22,310	1,022,690
Oshkosh Corp.	9,054	807,526
Owens Corning	12,499	1,222,277
Regal Rexnord Corp.	9,450	1,489,698
Ryder System, Inc.	7,285	713,274
Saia, Inc.(b)(c)	3,740	1,013,054
Science Applications International Corp.	7,105	757,677
Simpson Manufacturing Co., Inc.	5,666	611,135
Stericycle, Inc.(b)(c)	12,316	587,227
SunPower Corp.(b)(c)	11,991	180,105
Sunrun, Inc.(b)(c)	31,422	755,385
Terex Corp.	9,405	556,870
Tetra Tech, Inc.	7,057	966,033
Timken Co. (The)	9,513	812,886
Toro Co. (The)	13,920	1,537,325
Trex Co., Inc.(b)	15,067	770,376
Univar Solutions, Inc.(b)	21,498	747,056
Valmont Industries, Inc.	2,888	916,449
Watsco, Inc.(c)	4,589	1,398,314
Watts Water Technologies, Inc., Class A	3,738	655,010
Werner Enterprises, Inc.	8,084	375,502
Woodward, Inc.	8,004	792,396
XPO, Inc.(b)	16,225	541,266

		57,269,483

Information Technology-10.55%
ACI Worldwide, Inc.(b)	15,677	405,250
Amkor Technology, Inc.	13,809	355,720
Arrow Electronics, Inc.(b)	8,627	1,017,900
Aspen Technology, Inc.(b)(c)	3,911	829,171
Avnet, Inc.	13,012	581,767
Belden, Inc.	5,934	500,711
Calix, Inc.(b)	7,539	385,620
Ciena Corp.(b)(c)	20,311	979,396
Cirrus Logic, Inc.(b)	7,368	757,062
Coherent Corp.(b)(c)	17,899	771,984
CommVault Systems, Inc.(b)	6,119	360,287
Concentrix Corp.	5,825	797,093
Euronet Worldwide, Inc.(b)	6,325	688,476
ExlService Holdings, Inc.(b)	4,575	752,633
Genpact Ltd.	23,189	1,106,811
IPG Photonics Corp.(b)	4,550	560,742
Jabil, Inc.	18,594	1,543,860
Kyndryl Holdings, Inc.(b)	30,416	477,227
Lattice Semiconductor Corp.(b)	19,030	1,616,789
Littelfuse, Inc.	3,405	880,976
Lumentum Holdings, Inc.(b)(c)	9,572	515,069
MACOM Technology Solutions Holdings, Inc.(b)	6,822	467,580
Manhattan Associates, Inc.(b)	8,860	1,273,625
MKS Instruments, Inc.	7,661	742,581
National Instruments Corp.	18,112	914,837
NCR Corp.(b)	18,648	476,083
Paylocity Holding Corp.(b)	5,961	1,148,148
Power Integrations, Inc.	8,147	670,091
Qualys, Inc.(b)(c)	4,862	574,445

	Shares	Value
Information Technology-(continued)
Silicon Laboratories, Inc.(b)(c)	4,654	$830,879
SiTime Corp.(b)	2,178	270,399
Synaptics, Inc.(b)	5,512	648,266
TD SYNNEX Corp.	5,825	562,229
Teradata Corp.(b)	13,859	564,893
Viasat, Inc.(b)(c)	11,595	368,257
Vishay Intertechnology, Inc.	17,652	374,752
Vontier Corp.	22,083	577,912
Western Union Co. (The)(c)	53,593	694,565
WEX, Inc.(b)	6,134	1,182,697
Xerox Holdings Corp.	14,872	245,239

		28,472,022

Materials-7.26%
Alcoa Corp.	25,615	1,253,598
AptarGroup, Inc.	8,522	994,688
Ashland, Inc.	6,520	663,606
Avient Corp.	11,838	516,492
Cabot Corp.	7,576	602,519
Chemours Co. (The)	20,713	707,970
Cleveland-Cliffs, Inc.(b)	66,946	1,427,958
Commercial Metals Co.	15,708	812,889
Eagle Materials, Inc.	5,001	701,740
Greif, Inc., Class A	3,427	243,488
Ingevity Corp.(b)	5,117	422,459
Louisiana-Pacific Corp.	9,394	549,643
MP Materials Corp.(b)(c)	13,378	468,230
NewMarket Corp.	924	317,394
Olin Corp.	18,141	1,047,643
Reliance Steel & Aluminum Co.	8,010	1,985,198
Royal Gold, Inc.(c)	8,629	1,025,039
RPM International, Inc.	17,167	1,521,511
Sensient Technologies Corp.	5,776	435,453
Silgan Holdings, Inc.	10,898	581,953
Sonoco Products Co.	12,877	760,516
United States Steel Corp.	30,536	935,318
Valvoline, Inc.	23,424	824,525
Westlake Corp.	4,549	541,968
Worthington Industries, Inc.	3,999	241,700

		19,583,498

Real Estate-7.57%
Apartment Income REIT Corp.	21,136	798,941
Brixmor Property Group, Inc.	40,292	912,211
Corporate Office Properties Trust	16,326	415,170
Cousins Properties, Inc.	21,237	520,094
EastGroup Properties, Inc.	5,740	937,170
EPR Properties	10,337	422,163
First Industrial Realty Trust, Inc.	17,532	924,813
Healthcare Realty Trust, Inc.	51,675	1,007,662
Highwoods Properties, Inc.	14,801	392,226
Independence Realty Trust, Inc.	29,790	538,901
JBG SMITH Properties(c)	13,432	231,702
Jones Lang LaSalle, Inc.(b)	6,526	1,138,526
Kilroy Realty Corp.	15,514	558,814
Kite Realty Group Trust(c)	29,708	645,258
Lamar Advertising Co., Class A	12,358	1,292,152
Life Storage, Inc.	11,423	1,376,700
Macerich Co. (The)	29,284	349,944
Medical Properties Trust, Inc.(c)	86,324	889,137
National Retail Properties, Inc.	23,425	1,061,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Omega Healthcare Investors, Inc.(c)	31,635	$847,502
Park Hotels & Resorts, Inc.	32,722	449,927
Pebblebrook Hotel Trust(c)	18,502	264,024
Physicians Realty Trust(c)	29,747	441,148
PotlatchDeltic Corp.	10,761	496,728
Rayonier, Inc.	19,798	664,817
Rexford Industrial Realty, Inc.	23,191	1,402,128
Sabra Health Care REIT, Inc.	31,614	376,523
SL Green Realty Corp.	10,066	342,747
Spirit Realty Capital, Inc.	17,876	736,134

		20,434,883

Utilities-3.98%
ALLETE, Inc.	7,620	466,268
Black Hills Corp.	8,738	536,601
Essential Utilities, Inc.	31,637	1,353,431
Hawaiian Electric Industries, Inc.	14,458	584,826
IDACORP, Inc.	6,799	703,017
National Fuel Gas Co.	12,609	722,243
New Jersey Resources Corp.	12,526	639,202
NorthWestern Corp.	7,422	428,843
OGE Energy Corp.	26,772	956,296
ONE Gas, Inc.	8,058	645,929
Ormat Technologies, Inc.	6,423	542,872
PNM Resources, Inc.	11,207	549,143
Portland General Electric Co.	11,890	568,342
Southwest Gas Holdings, Inc.	7,964	501,812
Spire, Inc.	7,388	520,115
UGI Corp.	27,262	1,014,964

		10,733,904

Total Common Stocks & Other Equity Interests (Cost $259,055,153)		269,865,396

	Shares	Value
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $421,473)	421,473	$421,473

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $259,476,626)		270,286,869

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.95%
Invesco Private Government Fund, 4.58%(d)(e)(f)	7,990,094	7,990,094
Invesco Private Prime Fund, 4.83%(d)(e)(f)	21,577,329	21,581,643

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,573,673)		29,571,737

TOTAL INVESTMENTS IN SECURITIES-111.09% (Cost $289,050,299)		299,858,606
OTHER ASSETS LESS LIABILITIES-(11.09)%		(29,942,223)

NET ASSETS-100.00%		$269,916,383

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$64,731	$3,162,265	$(2,805,523)	$-	$-	$421,473	$2,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$8,622,571	$32,598,571	$(33,231,048)	$-	$-	$7,990,094	$172,400	*

Invesco Private Prime Fund	23,437,531	64,355,035	(66,213,403)	(3,786)	6,266	21,581,643	469,857	*

Total	$32,124,833	$100,115,871	$(102,249,974)	$(3,786)	$6,266	$29,993,210	$644,770

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Industrials	21.22

Financials	16.86

Consumer Discretionary	14.65

Information Technology	10.55

Health Care	7.66

Real Estate	7.57

Materials	7.26

Energy	4.19

Utilities	3.98

Consumer Staples	3.85

Communication Services	2.19

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Consumer Discretionary-2.36%
Graham Holdings Co., Class B(b)	22,911	$14,357,407
Service Corp. International	181,766	12,274,658

		26,632,065

Consumer Staples-5.25%
Casey’s General Stores, Inc.(b)	64,230	13,356,628
Flowers Foods, Inc.	580,057	16,171,989
Ingredion, Inc.(b)	152,888	15,197,067
Post Holdings, Inc.(b)(c)	161,236	14,504,791

		59,230,475

Financials-30.62%
American Financial Group, Inc.	103,015	13,815,342
Associated Banc-Corp	538,483	12,465,881
Bank of Hawaii Corp.	188,581	14,117,174
Cathay General Bancorp	299,827	12,868,575
Commerce Bancshares, Inc.	257,284	17,019,337
Cullen/Frost Bankers, Inc.	98,997	13,049,784
F.N.B. Corp.	962,223	13,730,922
Federated Hermes, Inc., Class B(b)	329,719	12,974,443
First Financial Bankshares, Inc.(b)	363,692	13,340,222
Fulton Financial Corp.(b)	798,581	13,735,593
Glacier Bancorp, Inc.(b)	270,856	12,833,157
Hanover Insurance Group, Inc. (The)	103,607	14,451,104
Home BancShares, Inc.(b)	549,516	13,243,336
International Bancshares Corp.(b)	289,211	14,035,410
MGIC Investment Corp.	905,979	12,466,271
Old National Bancorp	796,646	14,076,735
Old Republic International Corp.	550,207	14,508,959
Prosperity Bancshares, Inc.(b)	199,119	14,633,255
Reinsurance Group of America, Inc.	83,749	12,099,218
RLI Corp.	113,713	15,682,160
SEI Investments Co.	237,323	14,298,711
Selective Insurance Group, Inc.(b)	145,073	14,729,262
UMB Financial Corp.	144,408	13,092,029
United Bankshares, Inc.(b)	361,207	14,726,409
Washington Federal, Inc.	389,461	13,658,397

		345,651,686

Health Care-2.63%
Chemed Corp.	34,112	17,792,137
Encompass Health Corp.	211,154	11,934,424

		29,726,561

Industrials-22.40%
AECOM	147,666	12,752,436
CACI International, Inc., Class A(b)(c)	47,426	13,895,818
Curtiss-Wright Corp.(b)	78,610	13,740,242
Donaldson Co., Inc.	238,475	15,083,544
EMCOR Group, Inc.(b)	96,346	16,110,978
GATX Corp.	120,268	13,120,036
Graco, Inc.	209,961	14,600,688
Hubbell, Inc.	54,452	13,696,856
Landstar System, Inc.(b)	69,688	12,598,894
Lincoln Electric Holdings, Inc.(b)	93,598	15,717,912
MDU Resources Group, Inc.	516,928	16,464,157
MSA Safety, Inc.	93,365	12,543,588
MSC Industrial Direct Co., Inc., Class A(b)	185,753	15,699,844

	Shares	Value
Industrials-(continued)
nVent Electric PLC	283,787	$13,008,796
Science Applications International Corp.(b)	137,443	14,656,921
Toro Co. (The)(b)	123,392	13,627,412
Valmont Industries, Inc.(b)	41,145	13,056,543
Werner Enterprises, Inc.(b)	267,214	12,412,090

		252,786,755

Information Technology-1.30%
Genpact Ltd.	306,912	14,648,910

Materials-7.50%
AptarGroup, Inc.	132,899	15,511,971
Ashland, Inc.	123,304	12,549,881
NewMarket Corp.(b)	40,212	13,812,822
Sensient Technologies Corp.(b)	174,654	13,167,165
Silgan Holdings, Inc.(b)	293,028	15,647,695
Sonoco Products Co.	235,877	13,930,896

		84,620,430

Real Estate-11.85%
Apartment Income REIT Corp.	380,728	14,391,518
Brixmor Property Group, Inc.	540,768	12,242,988
Corporate Office Properties Trust(b)	533,633	13,570,287
First Industrial Realty Trust, Inc.(b)	261,007	13,768,119
Highwoods Properties, Inc.(b)	426,496	11,302,144
JBG SMITH Properties	657,187	11,336,476
National Retail Properties, Inc.(b)	363,603	16,478,488
Physicians Realty Trust(b)	1,045,995	15,512,106
Rayonier, Inc.(b)	366,239	12,298,306
Spirit Realty Capital, Inc.	311,957	12,846,389

		133,746,821

Utilities-16.00%
ALLETE, Inc.(b)	254,677	15,583,686
Black Hills Corp.(b)	238,011	14,616,256
Essential Utilities, Inc.(b)	320,348	13,704,487
Hawaiian Electric Industries, Inc.(b)	383,283	15,503,797
IDACORP, Inc.	160,732	16,619,689
National Fuel Gas Co.	249,386	14,284,830
New Jersey Resources Corp.(b)	292,840	14,943,625
NorthWestern Corp.	290,751	16,799,593
OGE Energy Corp.(b)	449,601	16,059,748
Portland General Electric Co.(b)	331,879	15,863,816
Spire, Inc.	208,535	14,680,864
UGI Corp.	322,282	11,998,559

		180,658,950

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,091,219,447)		1,127,702,653

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.28%
Invesco Private Government Fund, 4.58%(d)(e)(f)	22,932,924	22,932,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	59,240,280	$59,252,126

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,188,981)		82,185,050

TOTAL INVESTMENTS IN SECURITIES-107.19% (Cost $1,173,408,428)		1,209,887,703
OTHER ASSETS LESS LIABILITIES-(7.19)%		(81,182,451)

NET ASSETS-100.00%		$1,128,705,252

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$11,121,887	$(11,121,887)	$-	$-	$-	$5,951

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	39,630,321	218,950,655	(235,648,052)	-	-	22,932,924	873,670	*

Invesco Private Prime Fund	105,210,609	513,085,486	(559,060,589)	(6,850)	23,470	59,252,126	2,377,021	*

Total	$144,840,930	$743,158,028	$(805,830,528)	$(6,850)	$23,470	$82,185,050	$3,256,642

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	30.62

Industrials	22.40

Utilities	16.00

Real Estate	11.85

Materials	7.50

Consumer Staples	5.25

Sector Types Each Less Than 3%	6.29

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.70%
AMC Networks, Inc., Class A(b)	3,841	$85,885
ATN International, Inc.	1,318	55,422
Cars.com, Inc.(b)	7,781	149,395
Consolidated Communications Holdings, Inc.(b)	9,976	30,227
E.W. Scripps Co. (The), Class A(b)	7,404	93,439
Gannett Co., Inc.(b)(c)	16,889	51,174
Marcus Corp. (The)(c)	2,969	47,771
QuinStreet, Inc.(b)(c)	6,492	110,169
Scholastic Corp.	3,763	171,630
Shenandoah Telecommunications Co.(c)	6,380	124,538
Shutterstock, Inc.	3,137	235,965
TechTarget, Inc.(b)	3,482	131,376
Telephone & Data Systems, Inc.	12,232	155,224
Thryv Holdings, Inc.(b)(c)	3,946	94,073
Yelp, Inc.(b)(c)	9,059	271,951

		1,808,239

Consumer Discretionary-13.50%
Aaron’s Co., Inc. (The)	3,742	53,698
Abercrombie & Fitch Co., Class A(b)(c)	6,084	178,930
Academy Sports & Outdoors, Inc.(c)	9,017	533,356
Adtalem Global Education, Inc.(b)	5,763	225,449
American Axle & Manufacturing Holdings, Inc.(b)	15,387	135,406
American Eagle Outfitters, Inc.	18,571	266,865
America’s Car-Mart, Inc.(b)	710	60,322
Asbury Automotive Group, Inc.(b)(c)	2,769	628,840
Bed Bath & Beyond, Inc.(b)(c)	8,494	11,977
Big Lots, Inc.(c)	3,965	56,898
BJ’s Restaurants, Inc.(b)(c)	3,089	98,848
Bloomin’ Brands, Inc.	11,571	302,003
Boot Barn Holdings, Inc.(b)	3,741	289,740
Brinker International, Inc.(b)(c)	5,326	202,388
Buckle, Inc. (The)(c)	3,388	138,197
Caleres, Inc.(c)	4,548	118,748
Cavco Industries, Inc.(b)	927	264,195
Century Communities, Inc.	3,233	193,366
Cheesecake Factory, Inc. (The)	6,435	240,926
Chico’s FAS, Inc.(b)	14,908	85,721
Children’s Place, Inc. (The)(b)(c)	1,570	65,736
Chuy’s Holdings, Inc.(b)(c)	2,401	85,836
Dave & Buster’s Entertainment, Inc.(b)	6,002	240,200
Designer Brands, Inc., Class A(c)	9,688	94,846
Dorman Products, Inc.(b)(c)	3,517	327,186
El Pollo Loco Holdings, Inc.	2,370	28,369
Ethan Allen Interiors, Inc.(c)	2,906	85,872
Genesco, Inc.(b)	1,774	79,777
Gentherm, Inc.(b)	3,964	251,754
G-III Apparel Group Ltd.(b)	8,135	135,163
Golden Entertainment, Inc.(b)	2,754	113,217
Green Brick Partners, Inc.(b)	3,199	99,809
Group 1 Automotive, Inc.	1,927	426,002
Guess?, Inc.	3,882	81,677
Haverty Furniture Cos., Inc., (Acquired 06/30/2021 - 02/28/2023; Cost $46,999)(d)	1,615	60,950

	Shares	Value
Consumer Discretionary-(continued)
Hibbett, Inc.(c)	1,504	$108,183
Installed Building Products, Inc.	2,753	317,641
iRobot Corp.(b)(c)	3,347	137,528
Kontoor Brands, Inc.	5,908	308,102
La-Z-Boy, Inc.	5,826	188,646
LCI Industries.	3,091	348,696
LGI Homes, Inc.(b)(c)	2,492	259,941
M.D.C. Holdings, Inc.(c)	6,804	251,748
M/I Homes, Inc.(b)	3,362	194,458
MarineMax, Inc.(b)	2,688	90,263
Meritage Homes Corp.(b)	4,277	467,177
Monarch Casino & Resort, Inc.	1,629	119,927
Monro, Inc.	3,612	182,189
Motorcar Parts of America, Inc.(b)	2,313	30,277
Movado Group, Inc.(c)	1,965	68,028
National Vision Holdings, Inc.(b)(c)	9,474	353,949
ODP Corp. (The)(b)	5,164	233,826
Oxford Industries, Inc.(c)	1,866	219,460
Patrick Industries, Inc.	2,572	187,370
Perdoceo Education Corp.(b)	8,266	113,947
PetMed Express, Inc.(c)	2,648	49,729
Ruth’s Hospitality Group, Inc.	3,922	73,145
Sally Beauty Holdings, Inc.(b)(c)	13,376	215,220
Shake Shack, Inc., Class A(b)(c)	4,839	269,968
Shoe Carnival, Inc.	2,242	59,077
Signet Jewelers Ltd.(c)	4,891	350,293
Sonic Automotive, Inc., Class A	2,320	131,985
Sonos, Inc.(b)(c)	15,163	294,617
Standard Motor Products, Inc.	2,307	89,904
Steven Madden Ltd.	9,060	328,878
Strategic Education, Inc.	2,752	234,608
Stride, Inc.(b)	5,201	220,886
Sturm Ruger & Co., Inc.	1,970	114,792
Tri Pointe Homes, Inc.(b)	12,093	288,297
Universal Electronics, Inc.(b)	1,402	17,833
Upbound Group, Inc.(c)	6,484	174,095
Urban Outfitters, Inc.(b)(c)	7,157	192,881
Vista Outdoor, Inc.(b)	6,829	195,036
Winnebago Industries, Inc.(c)	3,990	253,604
Wolverine World Wide, Inc.	10,343	173,245
XPEL, Inc.(b)(c)(e)	2,396	160,077
Zumiez, Inc.(b)(c)	1,895	44,078

		14,375,871

Consumer Staples-5.71%
Andersons, Inc. (The)	4,137	188,771
B&G Foods, Inc.	8,835	111,939
Calavo Growers, Inc.	2,179	70,316
Cal-Maine Foods, Inc.	4,441	252,249
Central Garden & Pet Co., Class A(b)(c)	6,501	249,833
Chefs’ Warehouse, Inc. (The)(b)	4,235	137,849
Edgewell Personal Care Co.	6,454	275,586
elf Beauty, Inc.(b)(c)	5,994	448,052
Fresh Del Monte Produce, Inc.	3,721	116,393
Hain Celestial Group, Inc. (The)(b)(c)	11,253	200,641
Hostess Brands, Inc.(b)	17,222	425,383
Inter Parfums, Inc.	2,089	251,537
J&J Snack Foods Corp.	1,862	262,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
John B. Sanfilippo & Son, Inc.	1,077	$96,682
Medifast, Inc.(c)	1,381	154,852
MGP Ingredients, Inc.	1,969	199,735
National Beverage Corp.(b)(c)	2,918	136,125
Nu Skin Enterprises, Inc., Class A	6,108	243,343
PriceSmart, Inc.	3,197	222,895
Seneca Foods Corp., Class A(b)	652	36,251
Simply Good Foods Co. (The)(b)(c)	10,650	407,789
SpartanNash Co.	4,399	117,717
Tootsie Roll Industries, Inc.	2,098	92,375
TreeHouse Foods, Inc.(b)	6,247	304,791
United Natural Foods, Inc.(b)(c)	8,542	347,916
Universal Corp.	3,031	153,338
USANA Health Sciences, Inc.(b)	1,379	83,816
Vector Group Ltd.	15,843	210,237
WD-40 Co.(c)	1,631	282,864

		6,082,208

Energy-5.04%
Archrock, Inc.	16,554	183,253
Bristow Group, Inc.(b)	3,003	81,802
Callon Petroleum Co.(b)	6,989	270,894
Civitas Resources, Inc.	6,987	490,278
CONSOL Energy, Inc.	4,254	232,821
Core Laboratories N.V.(c)	6,398	152,720
DMC Global, Inc.(b)	2,436	65,212
Dorian LPG Ltd.	3,972	87,185
Dril-Quip, Inc.(b)(c)	4,434	151,864
Green Plains, Inc.(b)(c)	8,174	283,393
Helix Energy Solutions Group, Inc.(b)	18,233	150,969
Helmerich & Payne, Inc.	14,081	592,528
Nabors Industries Ltd.(b)(c)	1,218	183,078
Oceaneering International, Inc.(b)	12,600	263,214
Oil States International, Inc.(b)	8,099	73,944
Par Pacific Holdings, Inc.(b)	7,409	205,822
Patterson-UTI Energy, Inc.	29,547	404,794
ProPetro Holding Corp.(b)	11,549	101,747
Ranger Oil Corp., Class A(c)	2,698	111,967
REX American Resources Corp.(b)	1,946	64,237
RPC, Inc.	11,144	97,733
SM Energy Co.	17,205	507,719
Talos Energy, Inc.(b)	7,915	140,966
US Silica Holdings, Inc.(b)	10,336	125,479
Vital Energy, Inc.(b)	2,489	127,910
World Fuel Services Corp.	7,867	215,949

		5,367,478

Financials-18.43%
Ambac Financial Group, Inc.(b)	5,412	89,569
American Equity Investment Life Holding Co.	8,806	366,770
Ameris Bancorp	8,175	391,337
AMERISAFE, Inc.	2,685	146,440
Apollo Commercial Real Estate Finance, Inc.(c)	16,551	190,171
Assured Guaranty Ltd.	7,782	485,675
Avantax, Inc.(b)(c)	5,933	169,624
Axos Financial, Inc.(b)	6,686	316,849
Banc of California, Inc.(c)	7,038	123,517
BancFirst Corp.	2,259	203,875
Bancorp, Inc. (The)(b)(c)	7,095	245,416
BankUnited, Inc.	9,894	350,445

	Shares	Value
Financials-(continued)
Banner Corp.	4,362	$274,719
Berkshire Hills Bancorp, Inc.	5,651	164,218
Bread Financial Holdings, Inc.	6,410	263,259
Brookline Bancorp, Inc.	9,652	125,090
Capitol Federal Financial, Inc.	15,664	131,421
Central Pacific Financial Corp.	3,424	76,800
City Holding Co.(c)	1,881	184,714
Community Bank System, Inc.	6,738	411,355
Customers Bancorp, Inc.(b)	3,966	122,153
CVB Financial Corp.	16,477	394,295
Dime Community Bancshares, Inc.	4,226	129,485
Donnelley Financial Solutions, Inc.(b)(c)	3,212	135,900
Eagle Bancorp, Inc.	4,050	177,430
Ellington Financial, Inc.	6,890	88,674
Employers Holdings, Inc.	3,515	156,101
Encore Capital Group, Inc.(b)	2,875	148,580
Enova International, Inc.(b)	3,938	191,977
EZCORP, Inc., Class A(b)(c)	7,467	65,859
FB Financial Corp.	4,395	165,648
First Bancorp	25,008	362,866
First Bancorp/Southern Pines NC	4,452	184,713
First Commonwealth Financial Corp.	11,497	184,067
First Financial Bancorp	11,904	293,315
First Hawaiian, Inc.	16,529	452,068
Franklin BSP Realty Trust, Inc.	10,401	145,718
Genworth Financial, Inc., Class A(b)	60,503	376,934
Granite Point Mortgage Trust, Inc.	6,052	36,251
Green Dot Corp., Class A(b)	6,310	119,448
Hanmi Financial Corp.	3,957	93,464
Heritage Financial Corp.	4,379	122,043
Hilltop Holdings, Inc.	5,711	189,434
HomeStreet, Inc.	2,133	53,816
Hope Bancorp, Inc.	14,636	187,487
Horace Mann Educators Corp.	5,047	186,537
Independent Bank Corp.	5,693	453,618
Independent Bank Group, Inc.	4,416	259,926
James River Group Holdings Ltd.	4,748	114,427
KKR Real Estate Finance Trust, Inc.	7,393	107,198
Lakeland Financial Corp.(c)	3,228	231,189
Mr. Cooper Group, Inc.(b)	8,981	416,988
National Bank Holdings Corp., Class A	3,948	159,854
NBT Bancorp, Inc.	5,473	222,149
NMI Holdings, Inc., Class A(b)	11,091	258,864
Northfield Bancorp, Inc.	5,214	76,698
Northwest Bancshares, Inc.	16,217	224,119
OFG Bancorp	6,104	185,684
Pacific Premier Bancorp, Inc.	12,066	391,180
Palomar Holdings, Inc.(b)	3,581	214,860
Park National Corp.(c)	1,899	242,635
Pathward Financial, Inc.	3,555	181,341
Piper Sandler Cos	1,699	256,532
PRA Group, Inc.(b)(c)	4,748	202,075
Preferred Bank	1,696	119,398
ProAssurance Corp.	6,643	132,129
PROG Holdings, Inc.(b)(c)	6,469	159,914
Provident Financial Services, Inc.	9,253	216,057
Ready Capital Corp.(c)	12,632	142,236
Renasant Corp.	6,854	246,607
S&T Bancorp, Inc.	4,895	182,388
Safety Insurance Group, Inc.	1,859	150,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Seacoast Banking Corp. of Florida	7,730	$235,842
ServisFirst Bancshares, Inc.(c)	6,119	452,500
Simmons First National Corp., Class A(c)	16,669	370,552
SiriusPoint Ltd. (Bermuda)(b)	10,520	74,692
Southside Bancshares, Inc.	3,811	145,542
Stellar Bancorp, Inc.	5,973	174,710
Stewart Information Services Corp.(c)	3,324	141,237
StoneX Group, Inc.(b)	2,160	217,793
Tompkins Financial Corp.	1,562	116,822
Triumph Financial, Inc.(b)(c)	3,004	182,793
TrustCo Bank Corp.	2,332	87,357
Trustmark Corp.	7,508	220,735
Two Harbors Investment Corp.	10,475	173,571
United Community Banks, Inc.	13,700	453,607
United Fire Group, Inc.	2,785	79,484
Universal Insurance Holdings, Inc.	3,255	62,919
Veritex Holdings, Inc.	7,107	189,473
Virtus Investment Partners, Inc.	837	176,130
Walker & Dunlop, Inc.	3,877	338,191
Westamerica Bancorporation	3,338	183,991
WisdomTree, Inc.	13,773	82,225
World Acceptance Corp.(b)(c)	464	43,319
WSFS Financial Corp.	7,962	397,383

		19,624,464

Health Care-8.99%
AdaptHealth Corp.(b)	9,369	149,810
Addus HomeCare Corp.(b)(c)	1,999	217,171
AMN Healthcare Services, Inc.(b)	5,378	484,074
Amphastar Pharmaceuticals, Inc.(b)	4,562	145,345
AngioDynamics, Inc.(b)	4,998	61,875
ANI Pharmaceuticals, Inc.(b)	1,611	67,404
Anika Therapeutics, Inc.(b)	1,779	56,394
Apollo Medical Holdings, Inc.(b)(c)	4,561	159,179
Arcus Biosciences, Inc.(b)	6,940	126,377
Artivion, Inc.(b)(c)	4,879	64,598
Avanos Medical, Inc.(b)	5,742	161,178
Avid Bioservices, Inc.(b)(c)	8,863	145,885
Cara Therapeutics, Inc.(b)(c)	5,138	52,202
Catalyst Pharmaceuticals, Inc.(b)(c)	11,245	171,599
Computer Programs and Systems, Inc.(b)	1,839	55,188
Corcept Therapeutics, Inc.(b)	12,206	254,251
CorVel Corp.(b)	1,141	205,700
Cross Country Healthcare, Inc.(b)(c)	4,767	126,087
Dynavax Technologies Corp.(b)(c)	15,097	155,499
Eagle Pharmaceuticals, Inc.(b)	1,421	39,788
Embecta Corp.(c)	6,977	222,915
Emergent BioSolutions, Inc.(b)	5,289	65,478
Enanta Pharmaceuticals, Inc.(b)	2,408	116,788
Enhabit, Inc.(b)	5,822	89,368
Ensign Group, Inc. (The)	6,805	608,911
Fulgent Genetics, Inc.(b)(c)	2,371	77,745
Glaukos Corp.(b)	5,832	275,445
Harmony Biosciences Holdings, Inc.(b)(c)	3,512	154,633
HealthStream, Inc.(b)	2,932	75,206
Innoviva, Inc.(b)(c)	7,400	89,318
Inogen, Inc.(b)(c)	2,927	45,866
Integer Holdings Corp.(b)	4,080	305,918
Ironwood Pharmaceuticals, Inc.(b)	16,158	182,101
iTeos Therapeutics, Inc.(b)	2,989	52,935

	Shares	Value
Health Care-(continued)
LeMaitre Vascular, Inc.	2,348	$117,658
Ligand Pharmaceuticals, Inc.(b)	2,129	153,586
Merit Medical Systems, Inc.(b)	6,870	484,885
Myriad Genetics, Inc.(b)(c)	9,926	187,800
Nektar Therapeutics(b)(c)	21,001	28,981
NextGen Healthcare, Inc.(b)	7,182	130,066
OmniAb, Inc.(b)(f)	762	0
OmniAb, Inc.(b)(f)	762	0
OraSure Technologies, Inc.(b)	8,801	55,534
Organogenesis Holdings, Inc.(b)(c)	8,568	20,992
Orthofix Medical, Inc.(b)	2,094	43,136
Owens & Minor, Inc.(b)(c)	8,893	136,330
Pacira BioSciences, Inc.(b)	5,651	240,563
Pediatrix Medical Group, Inc.(b)(c)	10,276	161,744
Pennant Group, Inc. (The)(b)	3,277	49,221
Phibro Animal Health Corp., Class A	2,346	36,856
Prestige Consumer Healthcare, Inc.(b)	5,992	361,018
REGENXBIO, Inc.(b)	4,761	105,932
Select Medical Holdings Corp.	12,914	351,132
Simulations Plus, Inc.(c)	2,012	76,537
Supernus Pharmaceuticals, Inc.(b)	6,572	247,042
uniQure N.V. (Netherlands)(b)	5,440	114,022
US Physical Therapy, Inc.	1,562	158,278
Vanda Pharmaceuticals, Inc.(b)	6,852	44,127
Varex Imaging Corp.(b)(c)	5,050	89,335
Veradigm, Inc.(b)	13,680	227,225
Vericel Corp.(b)(c)	5,576	169,566
Vir Biotechnology, Inc.(b)(c)	9,934	226,495
Xencor, Inc.(b)(c)	7,139	229,376
Zimvie, Inc.(b)	2,498	28,427
Zynex, Inc.(b)(c)	2,568	33,179

		9,571,274

Industrials-18.21%
AAON, Inc.	5,082	462,259
AAR Corp.(b)	4,020	218,648
ABM Industries, Inc.	8,275	400,593
Aerojet Rocketdyne Holdings, Inc.(b)	8,675	488,749
AeroVironment, Inc.(b)	3,324	285,000
Alamo Group, Inc.	1,262	230,176
Albany International Corp., Class A	3,683	371,688
Allegiant Travel Co.(b)(c)	2,117	217,098
American Woodmark Corp.(b)	2,099	107,007
Apogee Enterprises, Inc.	2,791	127,716
Applied Industrial Technologies, Inc.	4,830	690,014
ArcBest Corp.	3,115	299,663
Arcosa, Inc.	6,054	366,872
Astec Industries, Inc.	2,818	126,895
Atlas Air Worldwide Holdings, Inc.(b)	3,071	309,588
AZZ, Inc.	2,976	120,974
Barnes Group, Inc.	6,326	266,578
Boise Cascade Co.	4,836	334,216
Brady Corp., Class A.	5,751	317,225
CIRCOR International, Inc.(b)	2,527	73,965
Comfort Systems USA, Inc.	4,464	649,244
CoreCivic, Inc.(b)	15,577	151,253
Deluxe Corp.	5,560	102,526
DXP Enterprises, Inc.(b)	1,926	55,681
Encore Wire Corp.	2,356	454,732
Enerpac Tool Group Corp.	7,350	197,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
EnPro Industries, Inc.	2,621	$281,757
ESCO Technologies, Inc.	3,112	290,007
Exponent, Inc.	6,212	639,215
Federal Signal Corp.	7,545	398,150
Forrester Research, Inc.(b)(c)	1,358	44,665
Forward Air Corp.	3,325	343,173
Franklin Electric Co., Inc.	4,828	461,412
GEO Group, Inc. (The)(b)(c)	15,425	135,123
Gibraltar Industries, Inc.(b)	3,947	210,809
GMS, Inc.(b)	5,052	306,707
Granite Construction, Inc.(c)	5,327	230,126
Greenbrier Cos., Inc. (The)	4,127	132,518
Griffon Corp.	5,746	209,557
Harsco Corp.(b)	9,831	83,170
Healthcare Services Group, Inc.	9,608	127,498
Heartland Express, Inc.	5,690	91,780
Heidrick & Struggles International, Inc.	2,459	84,417
Hillenbrand, Inc.	8,078	380,797
HNI Corp.	5,092	159,125
Hub Group, Inc., Class A(b)	4,331	397,283
Insteel Industries, Inc.	2,308	68,663
Interface, Inc.	7,208	63,575
John Bean Technologies Corp.	3,917	434,356
Kaman Corp.	3,363	87,438
KAR Auction Services, Inc.(b)(c)	14,260	203,775
Kelly Services, Inc., Class A	4,591	76,807
Korn Ferry	6,892	385,194
Lindsay Corp.	1,338	201,356
Liquidity Services, Inc.(b)	3,654	46,260
Marten Transport Ltd.	7,098	156,653
Matson, Inc.	4,888	325,101
Matthews International Corp., Class A	3,623	138,254
MillerKnoll, Inc.	9,804	234,021
Moog, Inc., Class A	3,461	341,324
Mueller Industries, Inc.	7,034	520,305
MYR Group, Inc.(b)	2,066	249,180
National Presto Industries, Inc.	615	42,207
NOW, Inc.(b)	13,408	172,293
NV5 Global, Inc.(b)	1,450	152,569
Park Aerospace Corp.	2,342	38,456
PGT Innovations, Inc.(b)(c)	7,778	164,505
Pitney Bowes, Inc.	19,513	84,686
Powell Industries, Inc.	814	36,101
Proto Labs, Inc.(b)	3,496	109,914
Quanex Building Products Corp.	4,000	103,800
Resideo Technologies, Inc.(b)	18,099	331,936
Resources Connection, Inc.	3,859	69,694
SkyWest, Inc.(b)	6,147	117,223
SPX Technologies, Inc.(b)	5,441	383,264
Standex International Corp.	1,446	167,273
Sun Country Airlines Holdings, Inc.(b)(c)	4,266	85,533
Tennant Co.	2,238	158,495
Titan International, Inc.(b)	6,086	75,527
Trinity Industries, Inc.(c)	10,184	284,235
TrueBlue, Inc.(b)	4,236	79,213
UniFirst Corp.	1,874	367,548
Veritiv Corp.(c)	1,595	241,547
Wabash National Corp.	5,907	161,852

		19,393,718

	Shares	Value
Information Technology-13.31%
A10 Networks, Inc.	7,686	$116,981
Adeia, Inc.	12,822	126,425
ADTRAN Holdings, Inc.	8,942	156,038
Advanced Energy Industries, Inc.	4,596	427,796
Agilysys, Inc.(b)	2,512	200,734
Alarm.com Holdings, Inc.(b)	6,056	307,826
Alpha & Omega Semiconductor Ltd.(b)(c)	2,864	76,497
Arlo Technologies, Inc.(b)	12,055	45,809
Axcelis Technologies, Inc.(b)	4,030	518,016
Badger Meter, Inc.	3,548	431,508
Benchmark Electronics, Inc.	4,288	102,012
Cerence, Inc.(b)	5,465	149,632
CEVA, Inc.(b)	2,816	88,873
Clearfield, Inc.(b)(c)	1,726	108,203
Cohu, Inc.(b)	5,922	220,298
Comtech Telecommunications Corp.	3,042	48,642
Corsair Gaming, Inc.(b)(c)	4,987	87,272
CSG Systems International, Inc.	4,119	231,488
CTS Corp.	4,035	174,756
Digi International, Inc.(b)	4,539	151,466
Diodes, Inc.(b)	5,797	531,527
Ebix, Inc.(c)	2,857	49,655
ePlus, Inc.(b)	3,542	191,870
EVERTEC, Inc.	8,338	306,922
Extreme Networks, Inc.(b)	16,518	309,217
Fabrinet (Thailand)(b)(c)	4,578	557,921
FormFactor, Inc.(b)	8,944	269,214
Harmonic, Inc.(b)(c)	14,467	190,820
Ichor Holdings Ltd.(b)	3,507	115,556
Insight Enterprises, Inc.(b)	3,835	513,583
InterDigital, Inc.(c)	3,675	268,238
Itron, Inc.(b)	5,523	308,018
Knowles Corp.(b)(c)	10,281	174,571
Kulicke & Soffa Industries, Inc. (Singapore)(c)	7,025	374,432
LiveRamp Holdings, Inc.(b)	8,222	194,286
MaxLinear, Inc.(b)	9,061	309,977
Methode Electronics, Inc.(c)	4,255	207,346
NETGEAR, Inc.(b)	3,311	59,929
NetScout Systems, Inc.(b)	8,534	242,707
OneSpan, Inc.(b)	4,460	60,299
Onto Innovation, Inc.(b)	6,242	514,778
OSI Systems, Inc.(b)	1,992	184,360
Payoneer Global, Inc.(b)	24,013	139,275
PC Connection, Inc.	1,446	63,335
PDF Solutions, Inc.(b)	3,676	137,629
Perficient, Inc.(b)	4,097	290,068
Photronics, Inc.(b)	7,608	134,053
Plexus Corp.(b)	3,394	325,451
Progress Software Corp.	5,353	307,476
Rambus, Inc.(b)	13,595	601,307
Rogers Corp.(b)	2,018	297,050
Sanmina Corp.(b)	7,140	431,684
ScanSource, Inc.(b)	2,986	93,103
SMART Global Holdings, Inc.(b)	6,334	105,778
SPS Commerce, Inc.(b)	4,529	682,249
TTM Technologies, Inc.(b)	12,511	166,271
Ultra Clean Holdings, Inc.(b)	5,557	177,046
Veeco Instruments, Inc.(b)(c)	6,475	137,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Viavi Solutions, Inc.(b)	28,831	$315,411
Xperi, Inc.(b)	5,294	61,887

		14,172,294

Materials-6.30%
AdvanSix, Inc.	3,394	139,663
American Vanguard Corp.	3,566	74,422
Arconic Corp.(b)	13,141	347,448
ATI, Inc.(b)(c)	15,663	636,701
Balchem Corp.	4,046	525,980
Carpenter Technology Corp.	5,709	275,916
Century Aluminum Co.(b)	6,823	82,354
Clearwater Paper Corp.(b)	1,981	76,447
FutureFuel Corp.	3,025	26,469
H.B. Fuller Co.	6,617	461,602
Hawkins, Inc.	2,301	93,582
Haynes International, Inc.	1,525	83,433
Innospec, Inc.	3,012	329,693
Kaiser Aluminum Corp.	2,129	168,872
Koppers Holdings, Inc.	2,439	87,536
Livent Corp.(b)(c)	23,787	557,805
Materion Corp.	2,382	266,022
Mativ Holdings, Inc., Class A	6,752	174,944
Mercer International, Inc. (Germany)	4,922	53,059
Minerals Technologies, Inc.	3,856	234,252
Myers Industries, Inc.	4,451	115,014
O-I Glass, Inc.(b)	18,830	418,402
Olympic Steel, Inc.	1,146	60,165
Quaker Chemical Corp.(c)	1,771	346,726
Rayonier Advanced Materials, Inc.(b)	7,227	59,261
Stepan Co.	2,530	263,348
SunCoke Energy, Inc.	9,848	93,654
Sylvamo Corp.	3,875	191,154
TimkenSteel Corp.(b)(c)	5,044	92,255
Tredegar Corp.	2,864	33,280
Trinseo PLC	4,399	101,969
Warrior Met Coal, Inc.	6,107	233,715

		6,705,143

Real Estate-6.98%
Acadia Realty Trust	11,821	172,232
Alexander & Baldwin, Inc.	8,862	165,454
American Assets Trust, Inc.	6,738	170,000
Anywhere Real Estate, Inc.(b)	14,284	82,704
Armada Hoffler Properties, Inc.	8,241	105,650
Brandywine Realty Trust	22,624	133,255
CareTrust REIT, Inc.	11,494	226,087
Centerspace	1,874	117,331
Chatham Lodging Trust	6,150	75,091
Community Healthcare Trust, Inc.	2,773	107,426
DiamondRock Hospitality Co.(c)	26,630	232,214
Douglas Elliman, Inc.	8,187	34,549
Easterly Government Properties, Inc.	11,164	168,576
Elme Communities	10,700	199,127
Essential Properties Realty Trust, Inc.(c)	16,827	433,464
Four Corners Property Trust, Inc.	9,828	266,830
Franklin Street Properties Corp.	10,773	26,071
Getty Realty Corp.	4,998	171,581
Global Net Lease, Inc.(c)	12,357	174,481
Hersha Hospitality Trust, Class A	4,060	33,942

	Shares	Value
Real Estate-(continued)
Hudson Pacific Properties, Inc.	18,172	$167,728
Innovative Industrial Properties, Inc.(c)	3,505	309,877
iStar, Inc.	10,608	81,682
LTC Properties, Inc.	4,844	173,512
LXP Industrial Trust	33,868	353,243
Marcus & Millichap, Inc.(c)	3,180	109,297
Office Properties Income Trust	6,176	101,533
Orion Office REIT, Inc.(c)	7,057	60,408
Outfront Media, Inc.	19,039	332,231
RE/MAX Holdings, Inc., Class A	2,331	43,100
Retail Opportunity Investments Corp.	14,912	212,198
RPT Realty, (Acquired 06/30/2021 - 02/28/2023; Cost $114,140)(d)	10,502	112,581
Safehold, Inc.(c)	2,932	87,608
Saul Centers, Inc.	1,619	63,659
Service Properties Trust	21,020	230,800
SITE Centers Corp.(c)	22,613	302,336
St. Joe Co. (The)	4,387	187,895
Summit Hotel Properties, Inc.	13,920	103,008
Sunstone Hotel Investors, Inc.(c)	27,165	287,134
Tanger Factory Outlet Centers, Inc.(c)	12,769	241,206
Universal Health Realty Income Trust	1,511	80,113
Urban Edge Properties(c)	14,751	227,165
Urstadt Biddle Properties, Inc., Class A	3,750	64,875
Veris Residential, Inc.(b)	9,617	155,218
Whitestone REIT	5,602	52,939
Xenia Hotels & Resorts, Inc.(c)	14,213	199,551

		7,436,962

Utilities-1.78%
American States Water Co.	4,485	400,511
Avista Corp.	8,606	353,879
California Water Service Group	6,713	384,252
Chesapeake Utilities Corp.	2,104	269,501
Middlesex Water Co.	2,176	166,464
Northwest Natural Holding Co.	4,312	208,442
Unitil Corp.	2,014	109,400

		1,892,449

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $99,796,518)		106,430,100

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.01%
Invesco Private Government Fund, 4.58%(g)(h)(i)	5,369,955	5,369,955
Invesco Private Prime Fund, 4.83%(g)(h)(i)	13,805,695	13,808,455

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,179,404)		19,178,410

TOTAL INVESTMENTS IN SECURITIES-117.96% (Cost $118,975,922)		125,608,510
OTHER ASSETS LESS LIABILITIES-(17.96)%		(19,123,134)

NET ASSETS-100.00%		$106,485,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements

66

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The aggregate value of these securities at February 28, 2023 was $173,531, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$196,134	$1,718,463	$(1,914,597)	$-	$-	$-	$1,004

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,047,410	12,415,139	(12,092,594)	-	-	5,369,955	89,787	*

Invesco Private Prime Fund	12,979,055	30,764,964	(29,936,724)	(2,256)	3,416	13,808,455	244,210	*

Total	$18,222,599	$44,898,566	$(43,943,915)	$(2,256)	$3,416	$19,178,410	$335,001

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	18.43

Industrials	18.21

Consumer Discretionary	13.50

Information Technology	13.31

Health Care	8.99

Real Estate	6.98

Materials	6.30

Consumer Staples	5.71

Energy	5.04

Sector Types Each Less Than 3%	3.48

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-5.53%
ATN International, Inc.	2,745	$115,427
Cogent Communications Holdings, Inc.	7,663	496,103
Scholastic Corp.	3,362	153,341
Telephone & Data Systems, Inc.	45,789	581,062

		1,345,933

Consumer Discretionary-7.62%
Ethan Allen Interiors, Inc.(b)	13,779	407,170
M.D.C. Holdings, Inc.(b)	13,998	517,926
PetMed Express, Inc.(b)	27,267	512,074
Sturm Ruger & Co., Inc.	7,194	419,194

		1,856,364

Consumer Staples-11.82%
B&G Foods, Inc.(b)	53,930	683,293
Cal-Maine Foods, Inc.	4,840	274,912
Fresh Del Monte Produce, Inc.	6,915	216,301
Inter Parfums, Inc.	1,487	179,050
Nu Skin Enterprises, Inc., Class A	6,842	272,585
SpartanNash Co.	7,434	198,934
Universal Corp.	9,182	464,518
Vector Group Ltd.	44,282	587,622

		2,877,215

Energy-2.61%
Archrock, Inc.	57,309	634,411

Financials-23.65%
Apollo Commercial Real Estate Finance, Inc.(b)	51,113	587,288
ARMOUR Residential REIT, Inc.	123,995	673,293
Ellington Financial, Inc.	48,805	628,120
Granite Point Mortgage Trust, Inc.	118,705	711,043
New York Mortgage Trust, Inc.(b)	241,404	644,549
PennyMac Mortgage Investment Trust	45,844	597,347
Ready Capital Corp.(b)	53,544	602,905
Redwood Trust, Inc.(b)	80,457	612,278
Two Harbors Investment Corp.	42,378	702,204

		5,759,027

Health Care-2.00%
Phibro Animal Health Corp., Class A	19,367	304,255
US Physical Therapy, Inc.	1,793	181,685

		485,940

Industrials-10.86%
Deluxe Corp.	29,946	552,204
Greenbrier Cos., Inc. (The)	9,420	302,476
Healthcare Services Group, Inc.	43,990	583,747
HNI Corp.	12,358	386,188
Park Aerospace Corp.	17,929	294,394
Resources Connection, Inc.	14,884	268,805
Trinity Industries, Inc.(b)	9,240	257,889

		2,645,703

Information Technology-3.56%
Adeia, Inc.	16,032	158,075

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Information Technology-(continued)
Benchmark Electronics, Inc.	7,026	$167,148
CSG Systems International, Inc.	2,608	146,570
InterDigital, Inc.(b)	3,408	248,750
TTEC Holdings, Inc.	3,657	147,231

		867,774

Materials-7.13%
Mativ Holdings, Inc., Class A(b)	25,474	660,031
Mercer International, Inc. (Germany)	17,119	184,543
Myers Industries, Inc.	8,532	220,467
SunCoke Energy, Inc.	28,795	273,840
Tredegar Corp.	34,179	397,160

		1,736,041

Real Estate-18.69%
Brandywine Realty Trust.	120,406	709,191
Easterly Government Properties, Inc.	39,091	590,274
Franklin Street Properties Corp.	208,610	504,836
Global Net Lease, Inc.(b)	52,528	741,696
Hudson Pacific Properties, Inc.	74,195	684,820
Office Properties Income Trust	46,791	769,244
Outfront Media, Inc.	31,598	551,385

		4,551,446

Utilities-6.42%
American States Water Co.	1,403	125,288
Avista Corp.	7,791	320,366
California Water Service Group	2,167	124,039
Chesapeake Utilities Corp.	1,178	150,890
Middlesex Water Co.	1,507	115,285
Northwest Natural Holding Co.	6,746	326,102
SJW Group	1,852	141,567
Unitil Corp.	4,805	261,008

		1,564,545

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $28,123,806)		24,324,399

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.50%
Invesco Private Government Fund, 4.58%(c)(d)(e)	988,904	988,904
Invesco Private Prime Fund, 4.83%(c)(d)(e)	2,542,800	2,543,308

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,532,254)		3,532,212

TOTAL INVESTMENTS IN SECURITIES-114.39% (Cost $31,656,060)		27,856,611
OTHER ASSETS LESS LIABILITIES-(14.39)%		(3,504,853)

NET ASSETS-100.00%		$24,351,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$490,306	$(490,306)	$-	$-	$-	$250

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	993,717	6,499,760	(6,504,573)	-	-	988,904	17,794	*

Invesco Private Prime Fund	2,555,685	15,765,310	(15,778,023)	(119)	455	2,543,308	48,808	*

Total	$3,549,402	$22,755,376	$(22,772,902)	$(119)	$455	$3,532,212	$66,852

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	23.65

Real Estate	18.69

Consumer Staples	11.82

Industrials	10.86

Consumer Discretionary	7.62

Materials	7.13

Utilities	6.42

Communication Services	5.53

Information Technology	3.56

Sector Types Each Less Than 3%	4.61

Money Market Funds Plus Other Assets

Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-1.53%
Cogent Communications Holdings, Inc.	84,010	$5,438,807
Marcus Corp. (The)(b)	354,008	5,695,989

		11,134,796

Consumer Discretionary-0.76%
Sturm Ruger & Co., Inc.	94,534	5,508,496

Consumer Staples-6.64%
Central Garden & Pet Co., Class A(b)(c)	138,956	5,340,079
Fresh Del Monte Produce, Inc.	197,461	6,176,580
Hostess Brands, Inc.(b)(c)	276,869	6,838,664
J&J Snack Foods Corp.(b)	41,524	5,863,604
John B. Sanfilippo & Son, Inc.(b)	70,681	6,345,034
PriceSmart, Inc.(b)	73,407	5,117,936
Tootsie Roll Industries, Inc.(b)	148,039	6,518,157
Universal Corp.(b)	120,636	6,102,975

		48,303,029

Financials-44.69%
Ameris Bancorp(b)	110,519	5,290,545
AMERISAFE, Inc.	102,252	5,576,824
Banc of California, Inc.	331,917	5,825,143
BancFirst Corp.(b)	62,902	5,676,905
Banner Corp.(b)	95,826	6,035,121
Berkshire Hills Bancorp, Inc.(b)	180,740	5,252,304
Brookline Bancorp, Inc.(b)	478,364	6,199,597
Capitol Federal Financial, Inc.(b)	791,447	6,640,240
Central Pacific Financial Corp.	230,962	5,180,478
City Holding Co.(b)	82,600	8,111,320
Community Bank System, Inc.	114,147	6,968,674
CVB Financial Corp.(b)	313,784	7,508,851
Dime Community Bancshares, Inc.(b)	178,096	5,456,861
Eagle Bancorp, Inc.(b)	132,193	5,791,375
Employers Holdings, Inc.	148,297	6,585,870
FB Financial Corp.(b)	148,761	5,606,802
First Bancorp/Southern Pines NC(b)	138,812	5,759,310
First Commonwealth Financial Corp.	408,079	6,533,345
First Financial Bancorp	240,868	5,934,988
First Hawaiian, Inc.(b)	214,926	5,878,226
Hanmi Financial Corp.	238,052	5,622,788
Heritage Financial Corp.	232,120	6,469,184
Hope Bancorp, Inc.	460,817	5,903,066
Horace Mann Educators Corp.(b)	175,482	6,485,815
Independent Bank Corp.(b)	87,551	6,976,064
Independent Bank Group, Inc.(b)	96,517	5,680,991
KKR Real Estate Finance Trust, Inc.(b)	393,835	5,710,607
Lakeland Financial Corp.(b)	96,393	6,903,667
National Bank Holdings Corp., Class A(b)	135,036	5,467,608
NBT Bancorp, Inc.	164,614	6,681,682
Northfield Bancorp, Inc.	495,742	7,292,365
Northwest Bancshares, Inc.(b)	534,353	7,384,758
OFG Bancorp	208,626	6,346,403
Pacific Premier Bancorp, Inc.(b)	156,636	5,078,139
Park National Corp.(b)	50,318	6,429,131
PRA Group, Inc.(b)(c)	184,935	7,870,834
Preferred Bank(b)	90,367	6,361,837
ProAssurance Corp.	273,070	5,431,362
Provident Financial Services, Inc.(b)	273,840	6,394,164

	Shares	Value
Financials-(continued)
Renasant Corp.	167,463	$6,025,319
S&T Bancorp, Inc.(b)	189,080	7,045,121
Safety Insurance Group, Inc.	87,466	7,057,632
Seacoast Banking Corp. of Florida(b)	169,358	5,167,113
Simmons First National Corp., Class A(b)	253,195	5,628,525
Southside Bancshares, Inc.(b)	175,143	6,688,711
Stellar Bancorp, Inc.(b)	191,418	5,598,976
Tompkins Financial Corp.(b)	93,616	7,001,541
TrustCo Bank Corp.	196,521	7,361,677
Trustmark Corp.	213,956	6,290,306
United Community Banks, Inc.(b)	172,580	5,714,124
Westamerica Bancorporation	136,663	7,532,865
WSFS Financial Corp.(b)	111,674	5,573,649

		324,988,803

Health Care-3.95%
CorVel Corp.(b)(c)	29,384	5,297,347
Ensign Group, Inc. (The)(b)	62,637	5,604,759
HealthStream, Inc.(c)	226,372	5,806,442
Ironwood Pharmaceuticals, Inc.(b)(c)	490,002	5,522,323
Prestige Consumer Healthcare, Inc.(c)	107,341	6,467,295

		28,698,166

Industrials-11.60%
Alamo Group, Inc.	38,979	7,109,380
Albany International Corp., Class A(b)	52,206	5,268,630
Brady Corp., Class A(b)	124,322	6,857,602
ESCO Technologies, Inc.(b)	53,602	4,995,170
Exponent, Inc.	55,405	5,701,174
Federal Signal Corp.(b)	109,116	5,758,051
Heartland Express, Inc.(b)	373,963	6,032,023
Matthews International Corp., Class A(b)	143,965	5,493,704
Moog, Inc., Class A(b)	61,201	6,035,643
National Presto Industries, Inc.	90,660	6,221,996
Park Aerospace Corp.(b)	392,083	6,438,003
Standex International Corp.(b)	50,961	5,895,168
Tennant Co.	87,309	6,183,223
UniFirst Corp.	32,244	6,324,016

		84,313,783

Information Technology-6.69%
Badger Meter, Inc.	44,327	5,391,050
Benchmark Electronics, Inc.(b)	229,449	5,458,592
CSG Systems International, Inc.	97,493	5,479,107
EVERTEC, Inc.	157,215	5,787,084
Insight Enterprises, Inc.(b)(c)	65,626	8,788,634
Methode Electronics, Inc.(b)	110,415	5,380,523
OSI Systems, Inc.(c)	68,119	6,304,413
Progress Software Corp.	105,575	6,064,228

		48,653,631

Materials-3.88%
Balchem Corp.(b)	43,373	5,638,490
H.B. Fuller Co.	75,362	5,257,253
Innospec, Inc.(b)	54,211	5,933,936
Stepan Co.	57,408	5,975,599
Tredegar Corp.(b)	463,143	5,381,722

		28,187,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-14.21%
Alexander & Baldwin, Inc.(b)	294,933	$5,506,399
American Assets Trust, Inc.	232,910	5,876,319
Armada Hoffler Properties, Inc.(b)	481,949	6,178,586
CareTrust REIT, Inc.(b)	287,565	5,656,404
Centerspace(b)	81,603	5,109,164
Community Healthcare Trust, Inc.(b)	157,175	6,088,959
Easterly Government Properties, Inc.	434,166	6,555,907
Elme Communities(b)	344,280	6,407,051
Essential Properties Realty Trust, Inc.(b)	248,833	6,409,938
Four Corners Property Trust, Inc.(b)	255,764	6,943,993
Getty Realty Corp.(b)	201,155	6,905,651
Global Net Lease, Inc.(b)	397,148	5,607,730
LTC Properties, Inc.	189,026	6,770,911
Retail Opportunity Investments Corp.	391,586	5,572,269
Saul Centers, Inc.	132,336	5,203,451
Universal Health Realty Income Trust(b)	116,614	6,182,874
Urstadt Biddle Properties, Inc., Class A(b)	368,959	6,382,991

		103,358,597

Utilities-5.86%
American States Water Co.(b)	64,302	5,742,169
Avista Corp.(b)	165,273	6,796,026
California Water Service Group(b)	102,150	5,847,066
Chesapeake Utilities Corp.	50,412	6,457,273
Middlesex Water Co.	65,760	5,030,640
Northwest Natural Holding Co.(b)	133,129	6,435,456
SJW Group(b)	82,744	6,324,951

		42,633,581

Total Common Stocks & Other Equity Interests (Cost $728,236,414)		725,779,882

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $290,083)	290,083	$290,083

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $728,526,497)		726,069,965

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.80%
Invesco Private Government Fund, 4.58%(d)(e)(f)	36,272,618	36,272,618
Invesco Private Prime Fund, 4.83%(d)(e)(f)	93,198,805	93,217,441

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,495,791)		129,490,059

TOTAL INVESTMENTS IN SECURITIES-117.65% (Cost $858,022,288)		855,560,024
OTHER ASSETS LESS LIABILITIES-(17.65)%		(128,378,845)

NET ASSETS-100.00%		$727,181,179

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 14,371,808	$ (14,081,725)	$ -	$ -	$ 290,083	$ 5,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$26,145,358	$107,714,702	$(97,587,442)	$-	$-	$36,272,618	$458,986	*

Invesco Private Prime Fund	67,155,529	247,113,122	(221,055,568)	(10,753)	15,111	93,217,441	1,254,053	*

Total	$93,300,887	$369,199,632	$(332,724,735)	$(10,753)	$15,111	$129,780,142	$1,719,007

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	44.69

Real Estate	14.21

Industrials	11.60

Information Technology	6.69

Consumer Staples	6.64

Utilities	5.86

Health Care	3.95

Materials	3.88

Sector Types Each Less Than 3%	2.29

Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco S&P SmallCap Quality ETF (XSHQ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Consumer Discretionary-16.91%
Academy Sports & Outdoors, Inc.(b)	11,539	$682,532
Adtalem Global Education, Inc.(b)(c)	6,228	243,639
Buckle, Inc. (The)(b)	6,051	246,820
Caleres, Inc.(b)	6,350	165,799
Cavco Industries, Inc.(c)	900	256,500
Chico’s FAS, Inc.(c)	20,175	116,006
Children’s Place, Inc. (The)(b)(c)	2,143	89,727
Designer Brands, Inc., Class A(b)	10,093	98,811
Ethan Allen Interiors, Inc.(b)	4,143	122,426
Genesco, Inc.(c)	1,986	89,310
Haverty Furniture Cos., Inc., (Acquired 11/03/2021 - 02/13/2023; Cost $57,760)(d)	1,828	68,989
Kontoor Brands, Inc.	6,224	324,582
MarineMax, Inc.(c)	2,917	97,953
Monarch Casino & Resort, Inc.	1,831	134,798
Movado Group, Inc.(b)	2,447	84,715
Oxford Industries, Inc.(b)	2,118	249,098
Perdoceo Education Corp.(c)	10,759	148,313
PetMed Express, Inc.(b)	2,399	45,053
Ruth’s Hospitality Group, Inc.	4,285	79,915
Signet Jewelers Ltd.(b)	5,641	404,009
Sonos, Inc.(b)(c)	16,905	328,464
Steven Madden Ltd.	11,706	424,928
Tri Pointe Homes, Inc.(c)	11,929	284,387
Winnebago Industries, Inc.(b)	4,655	295,872
Zumiez, Inc.(b)(c)	2,309	53,707

		5,136,353

Consumer Staples-4.16%
Cal-Maine Foods, Inc.	5,008	284,454
John B. Sanfilippo & Son, Inc.	1,346	120,830
Medifast, Inc.(b)	1,608	180,305
National Beverage Corp.(b)(c)	4,790	223,454
USANA Health Sciences, Inc.(b)(c)	1,487	90,380
WD-40 Co.(b)	2,092	362,816

		1,262,239

Energy-7.89%
Callon Petroleum Co.(b)(c)	8,396	325,429
CONSOL Energy, Inc.	6,461	353,610
Dorian LPG Ltd.	3,936	86,395
Par Pacific Holdings, Inc.(c)	12,284	341,249
REX American Resources Corp.(c)	3,113	102,760
RPC, Inc.	12,006	105,293
SM Energy Co.	28,874	852,072
Talos Energy, Inc.(c)	12,807	228,093

		2,394,901

Financials-12.14%
American Equity Investment Life Holding Co.	14,348	597,594
Bancorp, Inc. (The)(b)(c)	7,289	252,126
Central Pacific Financial Corp.	3,148	70,610
Customers Bancorp, Inc.(b)(c)	3,906	120,305
Donnelley Financial Solutions, Inc.(b)(c)	4,185	177,067
First Bancorp	29,334	425,636
Hanmi Financial Corp.	3,816	90,134
Lakeland Financial Corp.(b)	3,738	267,716

	Shares	Value
Financials-(continued)
NMI Holdings, Inc., Class A(c)	11,475	$267,826
OFG Bancorp	6,159	187,357
Pathward Financial, Inc.	4,112	209,753
Piper Sandler Cos.	1,622	244,906
Preferred Bank	1,756	123,622
Stellar Bancorp, Inc.	6,785	198,461
Virtus Investment Partners, Inc.(b)	771	162,242
Westamerica Bancorporation	3,715	204,771
WisdomTree, Inc.	14,247	85,055

		3,685,181

Health Care-8.93%
AMN Healthcare Services, Inc.(b)(c)	7,394	665,534
Amphastar Pharmaceuticals, Inc.(c)	4,636	147,703
Apollo Medical Holdings, Inc.(b)(c)	4,530	158,097
Catalyst Pharmaceuticals, Inc.(b)(c)	13,970	213,182
Corcept Therapeutics, Inc.(c)	17,964	374,190
CorVel Corp.(c)	1,468	264,651
Dynavax Technologies Corp.(b)(c)	29,938	308,361
Eagle Pharmaceuticals, Inc.(c)	1,381	38,668
Enhabit, Inc.(c)	9,053	138,964
Harmony Biosciences Holdings, Inc.(b)(c)	4,335	190,870
Innoviva, Inc.(b)(c)	9,612	116,017
iTeos Therapeutics, Inc.(c)	5,355	94,837

		2,711,074

Industrials-26.44%
Albany International Corp., Class A	3,648	368,156
Apogee Enterprises, Inc.(b)	3,078	140,849
Applied Industrial Technologies, Inc.	4,868	695,442
ArcBest Corp.	3,205	308,321
Boise Cascade Co.(b)	7,370	509,341
CoreCivic, Inc.(c)	15,659	152,049
Encore Wire Corp.(b)	2,867	553,360
Exponent, Inc.	9,351	962,218
Forrester Research, Inc.(c)	1,446	47,559
Forward Air Corp.	3,498	361,029
Heartland Express, Inc.	6,099	98,377
Heidrick & Struggles International, Inc.	3,344	114,799
Hillenbrand, Inc.(b)	8,454	398,522
Hub Group, Inc., Class A(b)(c)	4,665	427,920
Insteel Industries, Inc.(b)	3,085	91,779
Korn Ferry	7,519	420,237
Liquidity Services, Inc.(c)	5,875	74,377
Marten Transport Ltd.	7,112	156,962
Matson, Inc.(b)	7,289	484,791
Mueller Industries, Inc.(b)	9,947	735,780
MYR Group, Inc.(b)(c)	2,086	251,592
National Presto Industries, Inc.	622	42,688
Quanex Building Products Corp.	4,303	111,663
Resources Connection, Inc.	4,127	74,534
Titan International, Inc.(b)(c)	8,798	109,183
Veritiv Corp.(b)	2,232	338,014

		8,029,542

Information Technology-17.42%
Advanced Energy Industries, Inc.	4,640	431,891
Alpha & Omega Semiconductor Ltd.(b)(c)	4,846	129,437
Axcelis Technologies, Inc.(c)	5,431	698,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.	3,518	$427,859
Cohu, Inc.(c)	5,471	203,521
CTS Corp.	3,987	172,677
Diodes, Inc.(c)	6,553	600,845
EVERTEC, Inc.	13,363	491,892
Extreme Networks, Inc.(c)	19,596	366,837
Fabrinet (Thailand)(b)(c)	4,789	583,635
InterDigital, Inc.(b)	3,955	288,676
Kulicke & Soffa Industries, Inc. (Singapore)(b)	9,308	496,116
MaxLinear, Inc.(c)	9,026	308,780
ScanSource, Inc.(c)	2,902	90,484

		5,290,751

Materials-4.74%
AdvanSix, Inc.	3,686	151,679
Century Aluminum Co.(c)	7,456	89,994
FutureFuel Corp.	3,152	27,580
Mercer International, Inc. (Germany)	5,618	60,562
O-I Glass, Inc.(c)	19,790	439,734
SunCoke Energy, Inc.	9,644	91,715
TimkenSteel Corp.(b)(c)	6,046	110,581
Tredegar Corp.	3,462	40,228
Warrior Met Coal, Inc.	11,166	427,323

		1,439,396

Real Estate-1.20%
iStar, Inc.	13,954	107,446
Marcus & Millichap, Inc.	3,833	131,740
Universal Health Realty Income Trust	2,357	124,968

		364,154

Total Common Stocks & Other Equity Interests (Cost $28,192,592)		30,313,591

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $23,315)	23,315	$23,315

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $28,215,907)		30,336,906

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.46%
Invesco Private Government Fund, 4.58%(e)(f)(g)	2,759,917	2,759,917
Invesco Private Prime Fund, 4.83%(e)(f)(g)	7,095,510	7,096,929

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,857,288)		9,856,846

TOTAL INVESTMENTS IN SECURITIES-132.37% (Cost $38,073,195)		40,193,752
OTHER ASSETS LESS LIABILITIES-(32.37)%		(9,829,445)

NET ASSETS-100.00%		$30,364,307

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 30,502	$ 371,122	$ (378,309)	$ -	$ -	$ 23,315	$ 214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,816,125	$8,513,573	$(7,569,781)	$-	$-	$2,759,917	$28,849	*

Invesco Private Prime Fund	4,670,036	19,957,299	(17,530,395)	(606)	595	7,096,929	78,711	*

Total	$6,516,663	$28,841,994	$(25,478,485)	$(606)	$595	$9,880,161	$107,774

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Industrials	26.44

Information Technology	17.42

Consumer Discretionary	16.91

Financials	12.14

Health Care	8.93

Energy	7.89

Materials	4.74

Consumer Staples	4.16

Real Estate	1.20

Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

(This Page Intentionally Left Blank)

77

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco ESG	Invesco Russell	Invesco Russell	Invesco Russell	Invesco S&P
	S&P 500	1000 Enhanced	1000 Equal	1000 Low Beta	500® Enhanced
	Equal Weight	Equal Weight	Weight ETF	Equal Weight	Value ETF
	ETF (RSPE)	ETF (USEQ)	(EQAL)	ETF (USLB)	(SPVU)
Assets:
Unaffiliated investments in securities, at value(a)	$12,293,317	$2,615,205	$628,765,431	$8,733,254	$141,231,886
Affiliated investments in securities, at value	189,035	272,483	106,444,391	1,426,028	1,132,614
Cash	-	-	474,400	-	-
Receivable for:
Dividends	19,280	4,039	870,099	13,866	588,992
Securities lending	36	62	86,514	733	251
Investments sold	-	-	-	-	-
Fund shares sold	-	-	-	-	-

Total assets	12,501,668	2,891,789	736,640,835	10,173,881	142,953,743

Liabilities:
Due to custodian	7,591	-	-	-	331,811
Payable for:
Investments purchased	-	-	174,923	-	-
Investments purchased - affiliated broker	-	-	422,712	-	-
Collateral upon return of securities loaned	123,660	266,801	106,068,755	1,421,574	804,727
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	1,951	600	99,875	2,413	14,879
Accrued tax expenses	-	-	-	-	-

Total liabilities.	133,202	267,401	106,766,265	1,423,987	1,151,417

Net Assets	$12,368,466	$2,624,388	$629,874,570	$8,749,894	$141,802,326

Net assets consist of:
Shares of beneficial interest	$13,066,788	$8,128,843	$753,503,038	$38,180,996	$162,154,861
Distributable earnings (loss)	(698,322)	(5,504,455)	(123,628,468)	(29,431,102)	(20,352,535)

Net Assets	$12,368,466	$2,624,388	$629,874,570	$8,749,894	$141,802,326

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,001	75,001	15,025,001	225,001	3,320,001
Net asset value	$22.49	$34.99	$41.92	$38.89	$42.71

Market price	$22.52	$35.01	$41.92	$38.94	$42.80

Unaffiliated investments in securities, at cost	$12,656,658	$2,456,928	$650,907,538	$8,684,808	$145,363,857

Affiliated investments in securities, at cost	$195,724	$272,639	$106,531,819	$1,426,094	$1,215,197

(a) Includes securities on loan with an aggregate value of: .	$119,520	$260,380	$103,394,550	$1,386,831	$757,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P		Invesco S&P		Invesco
500® ex-Rate	Invesco S&P	500® High	Invesco S&P	S&P 500	Invesco S&P	Invesco S&P	Invesco S&P
Sensitive Low	500® High	Dividend Low	500® Low	Minimum	500®	500 QVM	MidCap 400
Volatility	Beta	Volatility	Volatility	Variance	Momentum	Multi-factor	QVM Multi-factor
ETF (XRLV)	ETF (SPHB)	ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (QVML)	ETF (QVMM)

$50,956,901	$699,938,195	$3,804,383,154	$9,762,426,317	$23,294,254	$205,167,007	$996,506,173	$269,865,396
2,402,054	100,875,724	24,760,695	133,371,262	-	-	34,067,040	29,993,210
-	-	-	-	-	-	-	-

124,013	674,195	15,429,546	22,746,104	30,107	602,304	1,774,124	215,102
216	9,237	10,231	9,520	-	-	3,785	12,793
-	-	-	55,990,306	-	-	-	544,628
-	2,824,718	-	615,810	-	-	-	724,289

53,483,184	804,322,069	3,844,583,626	9,975,159,319	23,324,361	205,769,311	1,032,351,122	301,355,418

54,415	659,604	13,012,925	7,811,086	11,219	312,833	-	-

-	-	-	615,278	-	-	-	1,087,756
-	-	-	-	-	-	-	745,031
2,402,054	94,194,550	24,761,771	133,374,279	-	-	33,171,655	29,573,673
-	2,827,525	-	56,038,709	-	-	-	-
10,394	133,459	915,099	1,955,159	1,796	21,128	86,640	31,596
-	-	-	-	-	-	-	979

2,466,863	97,815,138	38,689,795	199,794,511	13,015	333,961	33,258,295	31,439,035

$51,016,321	$706,506,931	$3,805,893,831	$9,775,364,808	$23,311,346	$205,435,350	$999,092,827	$269,916,383

$75,765,032	$971,694,293	$4,699,800,122	$12,409,737,554	$23,701,689	$230,953,265	$1,041,071,198	$271,907,121
(24,748,711)	(265,187,362)	(893,906,291)	(2,634,372,746)	(390,343)	(25,517,915)	(41,978,371)	(1,990,738)

$51,016,321	$706,506,931	$3,805,893,831	$9,775,364,808	$23,311,346	$205,435,350	$999,092,827	$269,916,383

1,090,001	9,990,000	88,230,000	158,740,000	650,001	3,810,001	42,050,001	11,180,001
$46.80	$70.72	$43.14	$61.58	$35.86	$53.92	$23.76	$24.14

$46.84	$70.72	$43.13	$61.57	$35.91	$53.94	$23.81	$24.17

$50,636,777	$781,640,393	$4,027,491,725	$10,103,418,988	$23,102,899	$213,907,169	$1,010,138,862	$259,055,153

$2,402,054	$102,563,429	$24,761,771	$133,374,279	$-	$-	$34,141,194	$29,995,146

$2,346,512	$91,407,144	$24,319,978	$130,203,342	$-	$-	$32,414,856	$28,829,710

79

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco S&P	Invesco S&P	Invesco S&P SmallCap High	Invesco S&P	Invesco S&P
	MidCap Low	SmallCap 600	Dividend Low	SmallCap Low	SmallCap
	Volatility	QVM Multi-factor	Volatility ETF	Volatility	Quality
	ETF (XMLV)	ETF (QVMS)	(XSHD)	ETF (XSLV)	ETF (XSHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,127,702,653	$106,430,100	$24,324,399	$725,779,882	$30,313,591
Affiliated investments in securities, at value	82,185,050	19,178,410	3,532,212	129,780,142	9,880,161
Receivable for:
Dividends	2,053,647	77,022	35,486	1,226,773	33,606
Securities lending	18,137	6,198	971	13,233	1,013
Investments sold	-	303,088	-	4,893,638	-

Total assets	1,211,959,487	125,994,818	27,893,068	861,693,668	40,228,371

Liabilities:
Due to custodian	838,342	3,483	3,450	-	-
Payable for:
Investments purchased.	-	158,863	-	2,487,296	-
Investments purchased - affiliated broker	-	155,203	-	2,387,357	-
Collateral upon return of securities loaned	82,188,981	19,179,404	3,532,254	129,495,791	9,857,288
Accrued unitary management fees	226,912	12,489	5,606	142,045	6,776

Total liabilities.	83,254,235	19,509,442	3,541,310	134,512,489	9,864,064

Net Assets	$1,128,705,252	$106,485,376	$24,351,758	$727,181,179	$30,364,307

Net assets consist of:
Shares of beneficial interest.	$1,704,325,369	$104,473,903	$37,097,550	$1,388,904,486	$35,695,614
Distributable earnings (loss)	(575,620,117)	2,011,473	(12,745,792)	(661,723,307)	(5,331,307)

Net Assets	$1,128,705,252	$106,485,376	$24,351,758	$727,181,179	$30,364,307

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,530,000	4,520,001	1,340,001	15,620,000	860,001
Net asset value	$54.98	$23.56	$18.17	$46.55	$35.31

Market price	$55.00	$23.63	$18.20	$46.59	$35.35

Unaffiliated investments in securities, at cost	$1,091,219,447	$99,796,518	$28,123,806	$728,236,414	$28,192,592

Affiliated investments in securities, at cost	$82,188,981	$19,179,404	$3,532,254	$129,785,874	$9,880,603

(a) Includes securities on loan with an aggregate value of:	$78,724,532	$18,335,373	$3,448,216	$121,426,735	$9,606,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

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81

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500® Enhanced Value ETF (SPVU)
Investment income:
Unaffiliated dividend income	$105,314	$26,283	$6,471,870	$96,132	$2,116,626
Affiliated dividend income	1,320	64	13,320	75	6,896
Non-cash dividend income	-	133	15,095	-	-
Securities lending income, net	152	362	312,658	2,492	1,015
Foreign withholding tax	-	(7)	(6,846)	(50)	-

Total investment income	106,786	26,835	6,806,097	98,649	2,124,537

Expenses:
Unitary management fees	9,942	3,646	603,383	14,812	91,411
Tax expenses	-	-	-	-	-

Total expenses	9,942	3,646	603,383	14,812	91,411

Less: Waivers	-	(1)	(150)	(2)	(29)

Net expenses	9,942	3,645	603,233	14,810	91,382

Net investment income	96,844	23,190	6,202,864	83,839	2,033,155

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(103,344)	(35,088)	(8,709,909)	(48,225)	(6,446,662)
Affiliated investment securities	(1,939)	26	(1,728)	129	532
Unaffiliated in-kind redemptions	32,483	-	4,476,988	-	3,174,422
Affiliated in-kind redemptions	(299)	-	146	-	(4,273)

Net realized gain (loss)	(73,099)	(35,062)	(4,234,503)	(48,096)	(3,275,981)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	537,587	155,221	9,639,525	400,724	7,844,646
Affiliated investment securities	4,062	(167)	34,605	(107)	10,099

Change in net unrealized appreciation (depreciation)	541,649	155,054	9,674,130	400,617	7,854,745

Net realized and unrealized gain (loss)	468,550	119,992	5,439,627	352,521	4,578,764

Net increase (decrease) in net assets resulting from operations	$565,394	$143,182	$11,642,491	$436,360	$6,611,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

$721,987	$2,033,033	$88,124,503	$138,857,338	$220,577	$2,041,394	$7,352,270	$2,221,915
162	109,407	23,854	111,574	147	1,266	11,161	2,513
-	-	-	-	-	-	-	-
2,935	54,488	267,968	353,597	-	-	20,240	65,522
-	(7,543)	-	-	-	-	(1,678)	-

725,084	2,189,385	88,416,325	139,322,509	220,724	2,042,660	7,381,993	2,289,950

68,383	635,777	5,662,460	12,899,636	11,108	102,387	424,298	187,700
-	-	-	-	-	-	-	979

68,383	635,777	5,662,460	12,899,636	11,108	102,387	424,298	188,679

(4)	(46)	(674)	(2,840)	(5)	(37)	(178)	(63)

68,379	635,731	5,661,786	12,896,796	11,103	102,350	424,120	188,616

656,705	1,553,654	82,754,539	126,425,713	209,621	1,940,310	6,957,873	2,101,334

(490,381)	(39,462,238)	(79,400,609)	(288,964,260)	(592,403)	(11,011,462)	(11,211,519)	(5,254,814)
(159)	(149,634)	45,388	11,769	-	-	(1,871)	6,266
1,161,118	13,430,854	105,493,536	168,186,210	230,921	2,655,420	1,637,946	1,252,379
-	(105,747)	-	-	-	-	-	-

670,578	(26,286,765)	26,138,315	(120,766,281)	(361,482)	(8,356,042)	(9,575,444)	(3,996,169)

(1,464,816)	54,661,272	(103,834,286)	(177,445,315)	(122,918)	39,114	18,814,470	22,433,920
-	302,714	(3,012)	(3,025)	-	-	7,793	(3,786)

(1,464,816)	54,963,986	(103,837,298)	(177,448,340)	(122,918)	39,114	18,822,263	22,430,134

(794,238)	28,677,221	(77,698,983)	(298,214,621)	(484,400)	(8,316,928)	9,246,819	18,433,965

$(137,533)	$30,230,875	$5,055,556	$(171,788,908)	$(274,779)	$(6,376,618)	$16,204,692	$20,535,299

83

Statements of Operations–(continued)

For the six months ended February 28, 2023

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Investment income:
Unaffiliated dividend income	$17,323,347	$910,219	$826,392	$12,554,272	$267,380
Affiliated dividend income	5,951	1,004	250	5,968	214
Non-cash dividend income	-	22,191	-	-	23,867
Securities lending income, net	160,259	26,867	7,490	77,979	4,894
Foreign withholding tax	-	(903)	-	(3,789)	(1,071)

Total investment income	17,489,557	959,378	834,132	12,634,430	295,284

Expenses:
Unitary management fees	1,432,624	74,867	32,189	882,251	39,378

Less: Waivers	(178)	(30)	(7)	(171)	(6)

Net expenses	1,432,446	74,837	32,182	882,080	39,372

Net investment income	16,057,111	884,541	801,950	11,752,350	255,912

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(36,715,066)	(2,672,281)	(769,236)	(28,475,678)	(2,168,785)
Affiliated investment securities	23,470	3,416	455	15,111	595
In-kind redemptions	52,530,678	237,946	(512,822)	1,226,037	469,697

Net realized gain (loss)	15,839,082	(2,430,919)	(1,281,603)	(27,234,530)	(1,698,493)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	35,781,284	8,812,972	(421,945)	48,167,706	3,415,346
Affiliated investment securities	(6,850)	(2,256)	(119)	(10,753)	(606)

Change in net unrealized appreciation (depreciation)	35,774,434	8,810,716	(422,064)	48,156,953	3,414,740

Net realized and unrealized gain (loss)	51,613,516	6,379,797	(1,703,667)	20,922,423	1,716,247

Net increase (decrease) in net assets resulting from operations	$67,670,627	$7,264,338	$(901,717)	$32,674,773	$1,972,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

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85

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
	Six Months Ended February 28, 2023	Period Ended August 31, 2022(a)	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$96,844	$81,490	$23,190	$47,460
Net realized gain (loss)	(73,099)	(205,237)	(35,062)	133,045
Change in net unrealized appreciation (depreciation)	541,649	(911,679)	155,054	(481,357)

Net increase (decrease) in net assets resulting from operations	565,394	(1,035,426)	143,182	(300,852)

Distributions to Shareholders from:
Distributable earnings	(84,660)	(59,420)	(23,394)	(40,838)

Shareholder Transactions:
Proceeds from shares sold	3,389,542	13,000,263	-	923,047
Value of shares repurchased	(1,070,351)	(2,336,876)	-	(882,437)

Net increase (decrease) in net assets resulting from share transactions	2,319,191	10,663,387	-	40,610

Net increase (decrease) in net assets	2,799,925	9,568,541	119,788	(301,080)

Net assets:
Beginning of period	9,568,541	-	2,504,600	2,805,680

End of period	$12,368,466	$9,568,541	$2,624,388	$2,504,600

Changes in Shares Outstanding:
Shares sold	150,000	550,001	-	25,000
Shares repurchased	(50,000)	(100,000)	-	(25,000)
Shares outstanding, beginning of period	450,001	-	75,001	75,001

Shares outstanding, end of period	550,001	450,001	75,001	75,001

(a)	For the period November 15, 2021 (commencement of investment operations) through August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)		Invesco S&P 500 Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$6,202,864	$11,153,118	$83,839	$142,288	$2,033,155	$3,710,308	$656,705	$1,041,567
(4,234,503)	65,999,313	(48,096)	(546,416)	(3,275,981)	2,895,557	670,578	2,875,716
9,674,130	(152,904,219)	400,617	(247,353)	7,854,745	(14,863,841)	(1,464,816)	(5,390,862)

11,642,491	(75,751,788)	436,360	(651,481)	6,611,919	(8,257,976)	(137,533)	(1,473,579)

(5,731,477)	(9,835,744)	(93,636)	(106,206)	(1,851,326)	(3,841,875)	(600,321)	(942,341)

31,351,003	348,997,842	-	885,482	51,003,778	124,174,209	9,572,074	30,026,387
(24,855,409)	(319,583,356)	-	(1,959,150)	(58,596,806)	(112,682,821)	(11,907,820)	(25,776,836)

6,495,594	29,414,486	-	(1,073,668)	(7,593,028)	11,491,388	(2,335,746)	4,249,551

12,406,608	(56,173,046)	342,724	(1,831,355)	(2,832,435)	(608,463)	(3,073,600)	1,833,631

617,467,962	673,641,008	8,407,170	10,238,525	144,634,761	145,243,224	54,089,921	52,256,290

$629,874,570	$617,467,962	$8,749,894	$8,407,170	$141,802,326	$144,634,761	$51,016,321	$54,089,921

775,000	7,675,000	-	25,000	1,220,000	2,850,000	200,000	610,000
(625,000)	(7,350,000)	-	(50,000)	(1,460,000)	(2,710,000)	(250,000)	(530,000)
14,875,001	14,550,001	225,001	250,001	3,560,001	3,420,001	1,140,001	1,060,001

15,025,001	14,875,001	225,001	225,001	3,320,001	3,560,001	1,090,001	1,140,001

87

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco S&P 500® High Beta ETF (SPHB)		Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$1,553,654	$7,042,119	$82,754,539	$121,037,141
Net realized gain (loss)	(26,286,765)	64,821,130	26,138,315	252,639,920
Change in net unrealized appreciation (depreciation)	54,963,986	(214,789,976)	(103,837,298)	(308,891,811)

Net increase (decrease) in net assets resulting from operations	30,230,875	(142,926,727)	5,055,556	64,785,250

Distributions to Shareholders from:
Distributable earnings	(1,410,366)	(9,212,158)	(75,366,491)	(125,648,308)

Shareholder Transactions:
Proceeds from shares sold	493,031,949	1,458,860,906	970,824,817	2,955,523,073
Value of shares repurchased	(343,029,740)	(2,458,379,161)	(902,603,891)	(2,121,152,437)

Net increase (decrease) in net assets resulting from share transactions	150,002,209	(999,518,255)	68,220,926	834,370,636

Net increase (decrease) in net assets	178,822,718	(1,151,657,140)	(2,090,009)	773,507,578

Net assets:
Beginning of period	527,684,213	1,679,341,353	3,807,983,840	3,034,476,262

End of period	$706,506,931	$527,684,213	$3,805,893,831	$3,807,983,840

Changes in Shares Outstanding:
Shares sold	7,150,000	19,510,000	21,870,000	65,160,000
Shares repurchased	(5,340,000)	(33,800,000)	(20,360,000)	(47,030,000)
Shares outstanding, beginning of period	8,180,000	22,470,000	86,720,000	68,590,000

Shares outstanding, end of period	9,990,000	8,180,000	88,230,000	86,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500 Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$126,425,713	$194,673,336	$209,621	$390,471	$1,940,310	$1,163,067	$6,957,873	$11,454,017
(120,766,281)	324,559,313	(361,482)	1,337,908	(8,356,042)	6,175,309	(9,575,444)	(13,947,376)
(177,448,340)	(639,723,215)	(122,918)	(2,791,894)	39,114	(21,800,268)	18,822,263	(72,535,505)

(171,788,908)	(120,490,566)	(274,779)	(1,063,515)	(6,376,618)	(14,461,892)	16,204,692	(75,028,864)

(115,383,938)	(184,314,118)	(192,932)	(388,980)	(1,539,527)	(829,817)	(6,280,344)	(11,101,222)

1,753,867,193	11,438,901,638	2,921,810	7,405,986	152,132,786	158,290,370	274,360,733	68,913,195
(2,664,314,277)	(8,378,589,464)	(720,974)	(8,652,212)	(52,754,551)	(117,191,064)	(9,246,811)	(51,583,392)

(910,447,084)	3,060,312,174	2,200,836	(1,246,226)	99,378,235	41,099,306	265,113,922	17,329,803

(1,197,619,930)	2,755,507,490	1,733,125	(2,698,721)	91,462,090	25,807,597	275,038,270	(68,800,283)

10,972,984,738	8,217,477,248	21,578,221	24,276,942	113,973,260	88,165,663	724,054,557	792,854,840

$9,775,364,808	$10,972,984,738	$23,311,346	$21,578,221	$205,435,350	$113,973,260	$999,092,827	$724,054,557

27,910,000	175,850,000	80,000	190,000	2,690,000	2,620,000	11,750,000	2,650,000
(42,820,000)	(130,450,000)	(20,000)	(220,000)	(980,000)	(1,910,000)	(400,000)	(1,950,000)
173,650,000	128,250,000	590,001	620,001	2,100,001	1,390,001	30,700,001	30,000,001

158,740,000	173,650,000	650,001	590,001	3,810,001	2,100,001	42,050,001	30,700,001

89

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)		Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$2,101,334	$2,871,550	$16,057,111	$22,667,581
Net realized gain (loss)	(3,996,169)	(5,923,959)	15,839,082	96,861,468
Change in net unrealized appreciation (depreciation)	22,430,134	(15,758,068)	35,774,434	(163,634,830)

Net increase (decrease) in net assets resulting from operations	20,535,299	(18,810,477)	67,670,627	(44,105,781)

Distributions to Shareholders from:
Distributable earnings	(1,806,271)	(2,703,549)	(12,533,159)	(20,814,914)

Shareholder Transactions:
Proceeds from shares sold	11,967,598	80,341,091	301,287,041	446,920,753
Value of shares repurchased	(5,142,161)	(21,014,578)	(390,768,850)	(672,492,539)

Net increase (decrease) in net assets resulting from share transactions	6,825,437	59,326,513	(89,481,809)	(225,571,786)

Net increase (decrease) in net assets	25,554,465	37,812,487	(34,344,341)	(290,492,481)

Net assets:
Beginning of period	244,361,918	206,549,431	1,163,049,593	1,453,542,074

End of period	$269,916,383	$244,361,918	$1,128,705,252	$1,163,049,593

Changes in Shares Outstanding:
Shares sold	550,000	3,620,000	5,490,000	8,100,000
Shares repurchased	(240,000)	(840,000)	(7,100,000)	(12,250,000)
Shares outstanding, beginning of period	10,870,001	8,090,001	22,140,000	26,290,000

Shares outstanding, end of period	11,180,001	10,870,001	20,530,000	22,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$884,541	$744,683	$801,950	$921,613	$11,752,350	$20,665,810	$255,912	$557,833
(2,430,919)	(1,422,673)	(1,281,603)	615,048	(27,234,530)	82,105,323	(1,698,493)	540,962
8,810,716	(2,281,545)	(422,064)	(4,912,096)	48,156,953	(152,441,776)	3,414,740	(4,570,285)

7,264,338	(2,959,535)	(901,717)	(3,375,435)	32,674,773	(49,670,643)	1,972,159	(3,471,490)

(781,937)	(693,438)	(754,397)	(1,098,492)	(10,281,459)	(16,976,552)	(267,793)	(579,588)

2,809,618	55,719,315	6,210,335	14,720,369	16,503,624	407,638,705	8,145,523	38,651,925
(1,117,471)	(4,861,690)	(5,079,042)	(7,059,610)	(38,080,023)	(769,813,289)	(8,168,314)	(45,948,411)

1,692,147	50,857,625	1,131,293	7,660,759	(21,576,399)	(362,174,584)	(22,791)	(7,296,486)

8,174,548	47,204,652	(524,821)	3,186,832	816,915	(428,821,779)	1,681,575	(11,347,564)

98,310,828	51,106,176	24,876,579	21,689,747	726,364,264	1,155,186,043	28,682,732	40,030,296

$106,485,376	$98,310,828	$24,351,758	$24,876,579	$727,181,179	$726,364,264	$30,364,307	$28,682,732

130,000	2,600,000	320,000	690,000	360,000	8,350,000	240,000	1,040,000
(50,000)	(200,000)	(290,000)	(320,000)	(860,000)	(15,930,000)	(250,000)	(1,240,000)
4,440,001	2,040,001	1,310,001	940,001	16,120,000	23,700,000	870,001	1,070,001

4,520,001	4,440,001	1,340,001	1,310,001	15,620,000	16,120,000	860,001	870,001

91

Financial Highlights

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

	Six Months Ended February 28, 2023 (Unaudited)		For the Period November 15, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.26		$25.00

Net investment income(b)	0.21		0.34
Net realized and unrealized gain (loss) on investments	1.22		(3.81)

Total from investment operations	1.43		(3.47)

Distributions to shareholders from:
Net investment income	(0.20)		(0.27)

Net asset value at end of period	$22.49		$21.26

Market price at end of period(c)	$22.52		$21.28

Net Asset Value Total Return(d)	6.77%		(13.93	)%(e)
Market Price Total Return(d)	6.81%		(13.85	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,368		$9,569
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)
Net investment income	1.95	%(f)	1.85	%(f)
Portfolio turnover rate(g)	11%		45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights–(continued)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		For the Period July 11, 2017(a) Through October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$33.39		$37.41	$27.38	$27.73	$28.81		$26.39		$24.98

Net investment income(b)	0.31		0.57	0.46	0.53	0.45		0.39		0.11
Net realized and unrealized gain (loss) on investments	1.60		(4.09)	10.36	(0.15)	(0.91)		2.34		1.35

Total from investment operations	1.91		(3.52)	10.82	0.38	(0.46)		2.73		1.46

Distributions to shareholders from:
Net investment income	(0.31)		(0.50)	(0.79)	(0.73)	(0.62)		(0.31)		(0.05)

Net asset value at end of period	$34.99		$33.39	$37.41	$27.38	$27.73		$28.81		$26.39

Market price at end of period(c)	$35.01		$33.40	$37.41	$27.40	$27.71		$28.83		$26.43

Net Asset Value Total Return(d)	5.78%		(9.47)%	40.16%	1.72%	(1.34)%		10.38%		5.84	%(e)
Market Price Total Return(d)	5.81%		(9.44)%	40.06%	1.88%	(1.49)%		10.29%		6.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,624		$2,505	$2,806	$2,738	$18,023		$145,500		$67,301
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.30	%(g)	0.29	%(f)	0.29	%(f)
Net investment income	1.84	%(f)	1.58%	1.43%	1.85%	1.63	%(g)	1.69	%(f)	1.35	%(f)
Portfolio turnover rate(h)	14%		37%	54%	28%	23%		34%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights–(continued)

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$41.51		$46.30	$33.47	$31.51	$33.30	$29.90		$25.38

Net investment income(a)	0.42		0.73	0.61	0.61	0.53	0.41		0.42
Net realized and unrealized gain (loss) on investments	0.38		(4.86)	12.90	2.01	(1.84)	3.31		4.50

Total from investment operations	0.80		(4.13)	13.51	2.62	(1.31)	3.72		4.92

Distributions to shareholders from:
Net investment income	(0.39)		(0.66)	(0.68)	(0.66)	(0.48)	(0.32)		(0.40)

Net asset value at end of period	$41.92		$41.51	$46.30	$33.47	$31.51	$33.30		$29.90

Market price at end of period(b)	$41.92		$41.54	$46.28	$33.52	$31.51	$33.31		$29.91

Net Asset Value Total Return(c)	1.96%		(8.96)%	40.74%	8.71%	(3.88)%	12.50%		19.48%
Market Price Total Return(c)	1.89%		(8.86)%	40.46%	8.87%	(3.91)%	12.49%		19.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$629,875		$617,468	$673,641	$475,339	$560,932	$474,554		$315,495
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)	0.20%
Net investment income	2.06	%(d)	1.64%	1.49%	1.95%	1.67%	1.57	%(d)	1.48%
Portfolio turnover rate(e)	13%		27%	40%	29%	27%	19%		29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights–(continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$37.37		$40.95	$32.99	$33.19	$33.29		$29.81		$25.93

Net investment income(a)	0.37		0.59	0.41	0.59	0.58		0.42		0.45
Net realized and unrealized gain (loss) on investments	1.57		(3.71)	8.22	0.01	(0.07)		3.44		3.83

Total from investment operations	1.94		(3.12)	8.63	0.60	0.51		3.86		4.28

Distributions to shareholders from:
Net investment income	(0.42)		(0.46)	(0.67)	(0.80)	(0.61)		(0.38)		(0.40)

Net asset value at end of period	$38.89		$37.37	$40.95	$32.99	$33.19		$33.29		$29.81

Market price at end of period(b)	$38.94		$37.40	$40.96	$33.06	$33.19		$33.29		$29.81

Net Asset Value Total Return(c)	5.24%		(7.66)%	26.61%	2.08%	1.69%		13.04%		16.60%
Market Price Total Return(c)	5.29%		(7.60)%	26.38%	2.30%	1.69%		13.04%		16.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,750		$8,407	$10,239	$9,896	$111,185		$164,778		$153,515
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.36	%(e)	0.35	%(d)	0.35%
Net investment income	1.98	%(d)	1.48%	1.12%	1.76%	1.82	%(e)	1.63	%(d)	1.60%
Portfolio turnover rate(f)	28%		85%	42%	33%	53%		91%		40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights–(continued)

Invesco S&P 500® Enhanced Value ETF (SPVU)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$40.63		$42.47	$28.77	$33.42	$35.99		$33.08		$26.44

Net investment income(a)	0.59		1.02	0.96	0.99	0.93		0.68		0.57
Net realized and unrealized gain (loss) on investments	2.01		(1.78)	13.63	(4.69)	(2.67)		3.12		6.44

Total from investment operations	2.60		(0.76)	14.59	(3.70)	(1.74)		3.80		7.01

Distributions to shareholders from:
Net investment income	(0.52)		(1.08)	(0.89)	(0.95)	(0.83)		(0.89)		(0.37)

Net asset value at end of period	$42.71		$40.63	$42.47	$28.77	$33.42		$35.99		$33.08

Market price at end of period(b)	$42.80		$40.65	$42.44	$28.82	$33.45		$36.01		$33.10

Net Asset Value Total Return(c)	6.48%		(1.85)%	51.49%	(11.04)%	(4.79)%		11.61%		26.58%
Market Price Total Return(c)	6.65%		(1.72)%	51.13%	(10.97)%	(4.76)%		11.60%		26.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$141,802		$144,635	$145,243	$69,042	$60,160		$26,996		$51,275
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.15	%(e)	0.16	%(d)	0.25%
Net investment income	2.89	%(d)	2.36%	2.53%	3.14%	2.72	%(e)	2.35	%(d)	1.81%
Portfolio turnover rate(f)	19%		32%	36%	39%	54%		34%		36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$47.45		$49.30	$39.43	$38.76	$36.10		$32.38		$26.74

Net investment income(a)	0.57		0.94	0.57	0.72	0.63		0.43		0.51
Net realized and unrealized gain (loss) on investments	(0.70)		(1.94)	9.88	0.71	2.68		3.73		5.62

Total from investment operations	(0.13)		(1.00)	10.45	1.43	3.31		4.16		6.13

Distributions to shareholders from:
Net investment income	(0.52)		(0.85)	(0.58)	(0.76)	(0.65)		(0.44)		(0.49)

Net asset value at end of period	$46.80		$47.45	$49.30	$39.43	$38.76		$36.10		$32.38

Market price at end of period(b)	$46.84		$47.49	$49.27	$39.49	$38.77		$36.11		$32.38

Net Asset Value Total Return(c)	(0.30)%		(2.04)%	26.73%	3.86%	9.35%		12.92%		23.11%
Market Price Total Return(c)	(0.30)%		(1.90)%	26.46%	3.99%	9.35%		12.96%		23.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,016		$54,090	$52,256	$69,002	$166,657		$146,189		$131,153
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.26	%(e)	0.25	%(d)	0.25%
Net investment income	2.40	%(d)	1.94%	1.33%	1.87%	1.74	%(e)	1.52	%(d)	1.75%
Portfolio turnover rate(f)	32%		77%	64%	84%	62%		68%		61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights–(continued)

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$64.51		$74.74	$43.73	$40.44		$45.25	$40.12		$32.29

Net investment income(a)	0.20		0.51	0.89	0.99	(b)	0.44	0.51		0.44
Net realized and unrealized gain (loss) on investments	6.19		(10.12)	30.93	3.25		(4.67)	5.15		8.01

Total from investment operations	6.39		(9.61)	31.82	4.24		(4.23)	5.66		8.45

Distributions to shareholders from:
Net investment income	(0.18)		(0.62)	(0.81)	(0.95)		(0.58)	(0.53)		(0.62)

Net asset value at end of period	$70.72		$64.51	$74.74	$43.73		$40.44	$45.25		$40.12

Market price at end of period(c)	$70.72		$64.58	$74.75	$43.83		$40.46	$45.28		$40.12

Net Asset Value Total Return(d)	9.94%		(12.92)%	73.38%	11.38%		(9.32)%	14.14%		26.32%
Market Price Total Return(d)	9.83%		(12.84)%	73.01%	11.59%		(9.33)%	14.22%		26.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$706,507		$527,684	$1,679,341	$131,175		$90,993	$171,934		$359,072
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%		0.25%	0.25	%(e)	0.25%
Net investment income	0.61	%(e)	0.69%	1.30%	2.39	%(b)	1.07%	1.42	%(e)	1.18%
Portfolio turnover rate(f)	32%		76%	103%	113%		69%	76%		80%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights–(continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$43.91		$44.24	$34.10	$40.52	$41.68	$41.24		$37.69

Net investment income(a)	0.95		1.60	1.57	1.53	1.64	1.35		1.33
Net realized and unrealized gain (loss) on investments	(0.86)		(0.27)	10.21	(6.10)	(1.06)	0.45		3.68

Total from investment operations	0.09		1.33	11.78	(4.57)	0.58	1.80		5.01

Distributions to shareholders from:
Net investment income	(0.86)		(1.66)	(1.64)	(1.85)	(1.74)	(1.36)		(1.46)

Net asset value at end of period	$43.14		$43.91	$44.24	$34.10	$40.52	$41.68		$41.24

Market price at end of period(b)	$43.13		$43.96	$44.23	$34.16	$40.55	$41.68		$41.25

Net Asset Value Total Return(c)	0.21%		3.02%	35.25%	(11.46)%	1.42%	4.48%		13.48%
Market Price Total Return(c)	0.07%		3.15%	34.98%	(11.37)%	1.49%	4.45%		13.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,805,894		$3,807,984	$3,034,476	$2,446,739	$3,304,185	$2,656,868		$2,973,601
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30	%(d)	0.30%
Net investment income	4.38	%(d)	3.56%	3.90%	4.02%	3.97%	3.95	%(d)	3.31%
Portfolio turnover rate(e)	32%		60%	45%	76%	43%	46%		56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights–(continued)

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$63.19		$64.07	$54.69	$56.75	$49.77	$46.56		$40.47

Net investment income(a)	0.76		1.35	0.91	1.27	1.16	0.81		0.95
Net realized and unrealized gain (loss) on investments	(1.67)		(0.96)	9.42	(2.01)	6.96	3.23		6.09

Total from investment operations	(0.91)		0.39	10.33	(0.74)	8.12	4.04		7.04

Distributions to shareholders from:
Net investment income	(0.70)		(1.27)	(0.95)	(1.32)	(1.14)	(0.83)		(0.95)

Net asset value at end of period	$61.58		$63.19	$64.07	$54.69	$56.75	$49.77		$46.56

Market price at end of period(b)	$61.57		$63.25	$64.05	$54.77	$56.77	$49.78		$46.57

Net Asset Value Total Return(c)	(1.45)%		0.60%	19.09%	(1.19)%	16.57%	8.77%		17.57%
Market Price Total Return(c)	(1.56)%		0.73%	18.87%	(1.08)%	16.59%	8.76%		17.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,775,365		$10,972,985	$8,217,477	$9,233,967	$12,348,879	$7,381,362		$7,140,364
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)	0.25%
Net investment income	2.45	%(d)	2.10%	1.58%	2.33%	2.24%	2.06	%(d)	2.18%
Portfolio turnover rate(e)	25%		70%	64%	86%	51%	68%		49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights–(continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		For the Period July 11, 2017(a) Through October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$36.57		$39.16	$32.31	$30.22	$29.19		$26.29		$24.92

Net investment income(b)	0.34		0.63	0.60	0.63	0.46		0.47		0.15
Net realized and unrealized gain (loss) on investments	(0.73)		(2.60)	6.70	2.57	1.65		3.04		1.30

Total from investment operations	(0.39)		(1.97)	7.30	3.20	2.11		3.51		1.45

Distributions to shareholders from:
Net investment income	(0.32)		(0.62)	(0.45)	(0.58)	(0.55)		(0.61)		(0.08)
Net realized gains	-		-	-	(0.53)	(0.53)		-		-

Total distributions	(0.32)		(0.62)	(0.45)	(1.11)	(1.08)		(0.61)		(0.08)

Net asset value at end of period	$35.86		$36.57	$39.16	$32.31	$30.22		$29.19		$26.29

Market price at end of period(c)	$35.91		$36.60	$39.22	$32.39	$30.24		$29.19		$26.30

Net Asset Value Total Return(d)	(1.07)%		(5.08)%	22.82%	11.02%	7.86%		13.50%		5.81	%(e)
Market Price Total Return(d)	(1.01)%		(5.14)%	22.71%	11.22%	7.94%		13.45%		5.85	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,311		$21,578	$24,277	$4,847	$1,511		$1,460		$2,629
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.58	%(g)	0.13	%(f)	0.13	%(f)
Net investment income	1.89	%(f)	1.62%	1.67%	2.11%	1.62	%(g)	2.08	%(f)	1.97	%(f)
Portfolio turnover rate(h)	9%		20%	22%	20%	34%		30%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.48%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights–(continued)

Invesco S&P 500® Momentum ETF (SPMO)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$54.27		$63.43	$50.95	$40.57	$40.07		$33.26		$26.56

Net investment income(a)	0.68		0.75	0.38	0.62	0.51		0.34		0.46
Net realized and unrealized gain (loss) on investments	(0.45)		(9.34)	12.58	10.42	0.46		6.67		6.72

Total from investment operations	0.23		(8.59)	12.96	11.04	0.97		7.01		7.18

Distributions to shareholders from:
Net investment income	(0.58)		(0.57)	(0.48)	(0.66)	(0.47)		(0.20)		(0.48)

Net asset value at end of period	$53.92		$54.27	$63.43	$50.95	$40.57		$40.07		$33.26

Market price at end of period(b)	$53.94		$54.36	$63.41	$51.10	$40.59		$40.08		$33.23

Net Asset Value Total Return(c)	0.40%		(13.60)%	25.65%	27.77%	2.52%		21.12%		27.35%
Market Price Total Return(c)	0.28%		(13.43)%	25.24%	28.08%	2.55%		21.26%		27.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$205,435		$113,973	$88,166	$73,872	$75,053		$50,082		$1,663
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.14	%(e)	0.13	%(d)	0.25%
Net investment income	2.46	%(d)	1.25%	0.70%	1.48%	1.32	%(e)	1.10	%(d)	1.61%
Portfolio turnover rate(f)	33%		124%	70%	90%	83%		41%		140%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights–(continued)

Invesco S&P 500 QVM Multi-factor ETF (QVML)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period June 28, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.58		$26.43	$25.00

Net investment income(b)	0.21		0.38	0.06
Net realized and unrealized gain (loss) on investments	0.17		(2.86)	1.37

Total from investment operations	0.38		(2.48)	1.43

Distributions to shareholders from:
Net investment income	(0.20)		(0.37)	-

Net asset value at end of period	$23.76		$23.58	$26.43

Market price at end of period(c)	$23.81		$23.62	$26.44

Net Asset Value Total Return(d)	1.66%		(9.47)%	5.72	%(e)
Market Price Total Return(d)	1.70%		(9.36)%	5.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$999,093		$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11	%(f)	0.11%	0.11	%(f)
Net investment income	1.80	%(f)	1.47%	1.34	%(f)
Portfolio turnover rate(g)	7%		18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights–(continued)

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period June 28, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.48		$25.53	$25.00

Net investment income(b)	0.19		0.33	0.04
Net realized and unrealized gain (loss) on investments	1.64		(3.05)	0.49

Total from investment operations	1.83		(2.72)	0.53

Distributions to shareholders from:
Net investment income	(0.17)		(0.33)	-

Net asset value at end of period	$24.14		$22.48	$25.53

Market price at end of period(c)	$24.17		$22.50	$25.53

Net Asset Value Total Return(d)	8.19%		(10.69)%	2.12	%(e)
Market Price Total Return(d)	8.23%		(10.62)%	2.12	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$269,916		$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15	%(f)
Net investment income	1.68	%(f)	1.38%	0.98	%(f)
Portfolio turnover rate(g)	15%		27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights–(continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$52.53		$55.29	$43.65	$51.87	$49.02	$45.02		$38.21

Net investment income(a)	0.74		0.97	0.62	1.02	1.09	0.96		0.69
Net realized and unrealized gain (loss) on investments	2.29		(2.84)	11.59	(7.93)	2.72	3.92		6.80

Total from investment operations	3.03		(1.87)	12.21	(6.91)	3.81	4.88		7.49

Distributions to shareholders from:
Net investment income	(0.58)		(0.89)	(0.57)	(1.31)	(0.96)	(0.88)		(0.68)

Net asset value at end of period	$54.98		$52.53	$55.29	$43.65	$51.87	$49.02		$45.02

Market price at end of period(b)	$55.00		$52.56	$55.26	$43.70	$51.88	$49.04		$45.02

Net Asset Value Total Return(c)	5.81%		(3.38)%	28.21%	(13.26)%	7.99%	11.00%		19.76%
Market Price Total Return(c)	5.79%		(3.27)%	27.99%	(13.17)%	7.97%	11.04%		19.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,128,705		$1,163,050	$1,453,542	$2,042,702	$3,231,736	$1,443,641		$1,195,218
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)	0.25%
Net investment income	2.80	%(d)	1.78%	1.26%	2.13%	2.21%	2.52	%(d)	1.64%
Portfolio turnover rate(e)	32%		61%	57%	84%	61%	50%		57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights–(continued)

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period June 28, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.14		$25.05	$25.00

Net investment income(b)	0.20		0.30	0.06
Net realized and unrealized gain (loss) on investments	1.39		(2.87)	(0.01)

Total from investment operations	1.59		(2.57)	0.05

Distributions to shareholders from:
Net investment income	(0.17)		(0.34)	-

Net asset value at end of period	$23.56		$22.14	$25.05

Market price at end of period(c)	$23.63		$22.18	$25.05

Net Asset Value Total Return(d)	7.28%		(10.33)%	0.20	%(e)
Market Price Total Return(d)	7.40%		(10.17)%	0.20	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$106,485		$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15	%(f)
Net investment income	1.77	%(f)	1.27%	1.51	%(f)
Portfolio turnover rate(g)	15%		28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended February 28, 2023		Years Ended August 31,					Ten Months Ended August 31,		For the Period November 29, 2016(a) Through October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$18.99		$23.07	$16.66	$22.42	$26.86		$25.13		$25.02

Net investment income(b)	0.67		0.92	0.86	0.82	1.02		0.78		0.81
Net realized and unrealized gain (loss) on investments	(0.87)		(3.92)	6.36	(5.31)	(4.28)		1.98		0.24

Total from investment operations	(0.20)		(3.00)	7.22	(4.49)	(3.26)		2.76		1.05

Distributions to shareholders from:
Net investment income	(0.62)		(1.08)	(0.81)	(1.27)	(1.18)		(1.03)		(0.94)

Net asset value at end of period	$18.17		$18.99	$23.07	$16.66	$22.42		$26.86		$25.13

Market price at end of period(c)	$18.20		$19.02	$23.06	$16.69	$22.35		$26.85		$25.15

Net Asset Value Total Return(d)	(0.96)%		(13.36)%	43.97%	(20.41)%	(12.29)%		11.39%		4.31	%(e)
Market Price Total Return(d)	(0.95)%		(13.19)%	43.65%	(20.01)%	(12.52)%		11.26%		4.39	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,352		$24,877	$21,690	$20,827	$23,536		$12,086		$7,538
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.34	%(g)	0.30	%(f)	0.30	%(f)
Net investment income	7.47	%(f)	4.30%	4.13%	4.15%	4.29	%(g)	3.74	%(f)	3.58	%(f)
Portfolio turnover rate(h)	29%		67%	72%	83%	67%		61%		86%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the Exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended February 28, 2023		Years Ended August 31,				Ten Months Ended August 31,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$45.06		$48.74	$35.24	$47.57	$51.10	$46.43		$37.90

Net investment income(a)	0.74		1.01	0.65	1.08	1.24	0.87		0.97
Net realized and unrealized gain (loss) on investments	1.40		(3.83)	13.52	(12.05)	(3.46)	4.55		8.46

Total from investment operations	2.14		(2.82)	14.17	(10.97)	(2.22)	5.42		9.43

Distributions to shareholders from:
Net investment income	(0.65)		(0.86)	(0.67)	(1.36)	(1.31)	(0.75)		(0.90)

Net asset value at end of period	$46.55		$45.06	$48.74	$35.24	$47.57	$51.10		$46.43

Market price at end of period(b)	$46.59		$45.09	$48.73	$35.30	$47.59	$51.10		$46.47

Net Asset Value Total Return(c)	4.82%		(5.81)%	40.64%	(23.22)%	(4.17)%	11.81%		25.05%
Market Price Total Return(c)	4.84%		(5.72)%	40.38%	(23.12)%	(4.14)%	11.71%		25.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$727,181		$726,364	$1,155,186	$1,614,105	$2,045,602	$1,433,356		$1,079,472
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)	0.25%
Net investment income	3.33	%(d)	2.09%	1.55%	2.55%	2.62%	2.24	%(d)	2.25%
Portfolio turnover rate(e)	33%		66%	68%	103%	56%	66%		59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended									For the Period April 3, 2017(a)
	February 28,							Ten Months Ended		Through
	2023		Years Ended August 31,					August 31,		October 31,
	(Unaudited)		2022	2021	2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$32.97		$37.41	$26.95	$26.40	$31.80		$26.11		$24.54

Net investment income(b)	0.31		0.62	0.38	0.36	0.35		0.26		0.16
Net realized and unrealized gain (loss) on investments	2.36		(4.37)	10.42	0.54	(5.41)		5.65		1.51

Total from investment operations	2.67		(3.75)	10.80	0.90	(5.06)		5.91		1.67

Distributions to shareholders from:
Net investment income	(0.33)		(0.69)	(0.34)	(0.35)	(0.34)		(0.22)		(0.10)
Net realized gains	-		-	-	-	(0.00	)(c)	-		-

Total distributions	(0.33)		(0.69)	(0.34)	(0.35)	(0.34)		(0.22)		(0.10)

Net asset value at end of period	$35.31		$32.97	$37.41	$26.95	$26.40		$31.80		$26.11

Market price at end of period(d)	$35.35		$32.99	$37.43	$26.99	$26.39		$31.81		$26.14

Net Asset Value Total Return(e)	8.21%		(10.13)%	40.38%	3.61%	(15.88)%		22.75%		6.81	%(f)
Market Price Total Return(e)	8.26%		(10.12)%	40.25%	3.80%	(15.94)%		22.65%		6.93	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,364		$28,683	$40,030	$4,043	$3,960		$42,924		$1,305
Ratio to average net assets of:
Expenses	0.29	%(g)	0.30%	0.29%	0.29%	0.34	%(h)	0.29	%(g)	0.29	%(g)
Net investment income	1.88	%(g)	1.71%	1.07%	1.37%	1.23	%(h)	1.06	%(g)	1.11	%(g)
Portfolio turnover rate(i)	39%		60%	90%	107%	52%		23%		65%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	"Russell 1000 Enhanced Equal Weight ETF"

Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	"Russell 1000 Low Beta Equal Weight ETF"

Invesco S&P 500® Enhanced Value ETF (SPVU)	"S&P 500® Enhanced Value ETF"

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	"S&P 500® ex-Rate Sensitive Low Volatility ETF"

Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"

Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"

Invesco S&P 500 Minimum Variance ETF (SPMV)	"S&P 500 Minimum Variance ETF"

Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"

Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"

Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"

Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"

Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Russell 1000 Low Beta Equal Weight ETF, which is listed and traded on The Nasdaq Stock Market LLC and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

Russell 1000 Enhanced Equal Weight ETF and Russell 1000 Low Beta Equal Weight ETF liquidated and terminated on April 6, 2023. In connection with the liquidation of the Funds, each Fund made a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index

Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index

Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index

Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index

S&P 500® Enhanced Value ETF	S&P 500 Enhanced Value Index

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index

S&P 500® High Beta ETF	S&P 500® High Beta Index

S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index

S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index

S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index

S&P 500® Momentum ETF	S&P 500 Momentum Index

S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index

S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index

S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index

S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

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become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund (except for S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

ESG S&P 500® Equal Weight ETF	$13

Russell 1000 Enhanced Equal Weight ETF	29

Russell 1000 Equal Weight ETF	15,206

Russell 1000 Low Beta Equal Weight ETF	218

S&P 500 Enhanced Value ETF	17

S&P 500® ex-Rate Sensitive Low Volatility ETF	182

S&P 500® High Beta ETF	3,593

S&P 500® High Dividend Low Volatility ETF	13,372

S&P 500® Low Volatility ETF	8,901

S&P 500 QVM Multi-factor ETF	1,319

S&P MidCap 400 QVM Multi-factor ETF	5,083

S&P MidCap Low Volatility ETF	6,913

S&P SmallCap 600 QVM Multi-factor ETF	1,392

S&P SmallCap High Dividend Low Volatility ETF	212

S&P SmallCap Low Volatility ETF	3,532

S&P SmallCap Quality ETF	332

114

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Risk. Because ESG S&P 500 Equal Weight ETF evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under a Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, ESG S&P 500 Equal Weight ETF may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by a Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, a Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in a Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.

115

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because ESG S&P 500 Equal Weight ETF, S&P 500® Momentum ETF, S&P 500 QVM Multi-factor ETF, S&P Midcap 400 QVM Multi-factor ETF and S&P SmallCap 600 QVM Multi-factor ETF are non-diversified, and to the extent S&P 500® Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

ESG S&P 500 Equal Weight ETF	0.20%

Russell 1000 Enhanced Equal Weight ETF	0.29%

Russell 1000 Equal Weight ETF	0.20%

Russell 1000 Low Beta Equal Weight ETF	0.35%

S&P 500® Enhanced Value ETF	0.13%

S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%

S&P 500® High Beta ETF	0.25%

S&P 500® High Dividend Low Volatility ETF	0.30%

S&P 500® Low Volatility ETF	0.25%

S&P 500 Minimum Variance ETF	0.10%

S&P 500® Momentum ETF	0.13%

S&P 500 QVM Multi-factor ETF	0.11%

S&P MidCap 400 QVM Multi-factor ETF	0.15%

S&P MidCap Low Volatility ETF	0.25%

S&P SmallCap 600 QVM Multi-factor ETF	0.15%

S&P SmallCap High Dividend Low Volatility ETF	0.30%

S&P SmallCap Low Volatility ETF	0.25%

S&P SmallCap Quality ETF	0.29%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

ESG S&P 500 Equal Weight ETF	$-

Russell 1000 Enhanced Equal Weight ETF	1

Russell 1000 Equal Weight ETF	150

Russell 1000 Low Beta Equal Weight ETF	2

S&P 500® Enhanced Value ETF	29

S&P 500® ex-Rate Sensitive Low Volatility ETF	4

S&P 500® High Beta ETF	46

S&P 500® High Dividend Low Volatility ETF	674

S&P 500® Low Volatility ETF	2,840

S&P 500 Minimum Variance ETF	5

S&P 500® Momentum ETF	37

S&P 500 QVM Multi-factor ETF	178

S&P MidCap 400 QVM Multi-factor ETF	63

S&P MidCap Low Volatility ETF	178

S&P SmallCap 600 QVM Multi-factor ETF	30

S&P SmallCap High Dividend Low Volatility ETF	7

117

S&P SmallCap Low Volatility ETF	$171

S&P SmallCap Quality ETF	6

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC

Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company

Russell 1000 Equal Weight ETF	Frank Russell Company

Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company

S&P 500® Enhanced Value ETF	S&P Dow Jones Indices LLC

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® High Beta ETF	S&P Dow Jones Indices LLC

S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC

S&P 500® Momentum ETF	S&P Dow Jones Indices LLC

S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG S&P 500 Equal Weight ETF	$114

Russell 1000 Enhanced Equal Weight ETF	96

Russell 1000 Equal Weight ETF	34,291

Russell 1000 Low Beta Equal Weight ETF	689

S&P 500® Enhanced Value ETF	6,252

S&P 500® ex-Rate Sensitive Low Volatility ETF	131,713

S&P 500® High Beta ETF	7,451

S&P 500® High Dividend Low Volatility ETF	322

S&P 500® Low Volatility ETF	7,235

S&P 500 Minimum Variance ETF	2,221

S&P 500® Momentum ETF	32,528

S&P 500 QVM Multi-factor ETF	97,510

S&P MidCap 400 QVM Multi-factor ETF	9,565

S&P MidCap Low Volatility ETF	47,029

S&P SmallCap 600 QVM Multi-factor ETF	8,200

S&P SmallCap High Dividend Low Volatility ETF	5,227

S&P SmallCap Low Volatility ETF	29,611

S&P SmallCap Quality ETF	4,736

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Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

Russell 1000 Equal Weight ETF	$13,433	$-	$-

S&P MidCap 400 QVM Multi-factor ETF	-	3,165,291	219,193

S&P SmallCap 600 QVM Multi-factor ETF	-	161,359	(2,226)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023, for each Fund (except for S&P 500 Minimum Variance ETF and S&P 500® Momentum ETF). As of February 28, 2023, all of the securities in S&P 500 Minimum Variance ETF and S&P 500® Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

ESG S&P 500 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$12,358,694	$-	$-	$12,358,694

Money Market Funds	-	123,658	-	123,658

Total Investments	$12,358,694	$123,658	$-	$12,482,352

Russell 1000 Enhanced Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,618,755	$-	$-	$2,618,755

Money Market Funds	2,140	266,793	-	268,933

Total Investments	$2,620,895	$266,793	$-	$2,887,688

Russell 1000 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$629,004,291	$-	$141,042	$629,145,333

Money Market Funds	-	106,064,489	-	106,064,489

Total Investments	$629,004,291	$106,064,489	$141,042	$735,209,822

119

	Level 1	Level 2	Level 3		Total

Russell 1000 Low Beta Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,733,254	$-		$-	$8,733,254

Money Market Funds	4,520	1,421,508		-	1,426,028

Total Investments	$8,737,774	$1,421,508		$-	$10,159,282

S&P 500® Enhanced Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$141,559,832	$-		$-	$141,559,832

Money Market Funds	-	804,668		-	804,668

Total Investments	$141,559,832	$804,668		$-	$142,364,500

S&P 500® ex-Rate Sensitive Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$50,956,901	$-		$-	$50,956,901

Money Market Funds	-	2,402,054		-	2,402,054

Total Investments	$50,956,901	$2,402,054		$-	$53,358,955

S&P 500® High Beta ETF

Investments in Securities

Common Stocks & Other Equity Interests	$706,621,657	$-		$-	$706,621,657

Money Market Funds	-	94,192,262		-	94,192,262

Total Investments	$706,621,657	$94,192,262		$-	$800,813,919

S&P 500® High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,804,383,154	$-		$-	$3,804,383,154

Money Market Funds	-	24,760,695		-	24,760,695

Total Investments	$3,804,383,154	$24,760,695	$	- $	3,829,143,849

S&P 500® Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$9,762,426,317	$-		$-	$9,762,426,317

Money Market Funds	-	133,371,262		-	133,371,262

Total Investments	$9,762,426,317	$133,371,262		$-	$9,895,797,579

S&P 500 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$996,773,969	$-		$-	$996,773,969

Money Market Funds	628,580	33,170,664		-	33,799,244

Total Investments	$997,402,549	$33,170,664		$-	$1,030,573,213

S&P MidCap 400 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$269,865,396	$-		$-	$269,865,396

Money Market Funds	421,473	29,571,737		-	29,993,210

Total Investments	$270,286,869	$29,571,737		$-	$299,858,606

S&P MidCap Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,127,702,653	$-		$-	$1,127,702,653

Money Market Funds	-	82,185,050		-	82,185,050

Total Investments	$1,127,702,653	$82,185,050		$-	$1,209,887,703

S&P SmallCap 600 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$106,430,100	$-		$0	$106,430,100

Money Market Funds	-	19,178,410		-	19,178,410

Total Investments	$106,430,100	$19,178,410		$0	$125,608,510

120

	Level 1	Level 2	Level 3	Total

S&P SmallCap High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,324,399	$-	$-	$24,324,399

Money Market Funds	-	3,532,212	-	3,532,212

Total Investments	$24,324,399	$3,532,212	$-	$27,856,611

S&P SmallCap Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$725,779,882	$-	$-	$725,779,882

Money Market Funds	290,083	129,490,059	-	129,780,142

Total Investments	$726,069,965	$129,490,059	$-	$855,560,024

S&P SmallCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$30,313,591	$-	$-	$30,313,591

Money Market Funds	23,315	9,856,846	-	9,880,161

Total Investments	$30,336,906	$9,856,846	$-	$40,193,752

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total

ESG S&P 500 Equal Weight ETF	$283,122	$-	$283,122

Russell 1000 Enhanced Equal Weight ETF	3,338,667	2,291,626	5,630,293

Russell 1000 Equal Weight ETF	21,641,498	68,029,849	89,671,347

Russell 1000 Low Beta Equal Weight ETF	18,505,503	10,943,452	29,448,955

S&P 500® Enhanced Value ETF	8,303,170	3,519,324	11,822,494

S&P 500® ex-Rate Sensitive Low Volatility ETF	19,763,733	5,749,266	25,512,999

S&P 500® High Beta ETF	123,376,508	25,362,370	148,738,878

S&P 500® High Dividend Low Volatility ETF	313,676,438	313,922,383	627,598,821

S&P 500® Low Volatility ETF	1,735,629,652	385,486,278	2,121,115,930

S&P 500 Minimum Variance ETF	66,238	124,634	190,872

S&P 500® Momentum ETF	8,336,604	494,283	8,830,887

S&P 500 QVM Multi-factor ETF	20,545,122	-	20,545,122

S&P MidCap 400 QVM Multi-factor ETF	8,770,496	-	8,770,496

S&P MidCap Low Volatility ETF	397,529,926	224,546,062	622,075,988

S&P SmallCap 600 QVM Multi-factor ETF	2,129,632	-	2,129,632

S&P SmallCap High Dividend Low Volatility ETF	3,550,548	3,776,370	7,326,918

S&P SmallCap Low Volatility ETF	346,882,715	283,373,830	630,256,545

S&P SmallCap Quality ETF	4,895,373	551,261	5,446,634

121

NOTE 7–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

ESG S&P 500 Equal Weight ETF	$1,147,256	$1,133,726

Russell 1000 Enhanced Equal Weight ETF	362,358	363,929

Russell 1000 Equal Weight ETF	81,458,243	104,694,848

Russell 1000 Low Beta Equal Weight ETF	2,398,390	2,414,182

S&P 500® Enhanced Value ETF	27,125,414	26,259,201

S&P 500® ex-Rate Sensitive Low Volatility ETF	17,269,128	17,246,744

S&P 500® High Beta ETF	170,571,365	169,798,958

S&P 500® High Dividend Low Volatility ETF	1,230,882,716	1,221,905,064

S&P 500® Low Volatility ETF	2,621,758,563	2,611,303,589

S&P 500 Minimum Variance ETF	2,242,873	2,053,100

S&P 500® Momentum ETF	53,612,403	53,029,740

S&P 500 QVM Multi-factor ETF	57,357,186	56,576,089

S&P MidCap 400 QVM Multi-factor ETF	38,480,377	37,615,891

S&P MidCap Low Volatility ETF	368,257,981	366,338,432

S&P SmallCap 600 QVM Multi-factor ETF	15,622,621	15,291,649

S&P SmallCap High Dividend Low Volatility ETF	6,509,973	6,449,657

S&P SmallCap Low Volatility ETF	238,979,492	238,853,199

S&P SmallCap Quality ETF	10,983,698	10,803,941

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

ESG S&P 500 Equal Weight ETF	$3,383,689	$1,067,777

Russell 1000 Enhanced Equal Weight ETF	-	-

Russell 1000 Equal Weight ETF	30,837,209	-

Russell 1000 Low Beta Equal Weight ETF	-	-

S&P 500® Enhanced Value ETF	50,890,067	59,142,666

S&P 500® ex-Rate Sensitive Low Volatility ETF	9,576,195	11,909,847

S&P 500® High Beta ETF	493,344,928	343,914,326

S&P 500® High Dividend Low Volatility ETF	970,273,177	901,461,656

S&P 500® Low Volatility ETF	1,750,890,476	2,660,671,611

S&P 500 Minimum Variance ETF	2,914,194	858,115

S&P 500® Momentum ETF	151,675,078	52,487,383

S&P 500 QVM Multi-factor ETF	272,508,664	9,112,922

S&P MidCap 400 QVM Multi-factor ETF	11,906,329	5,384,342

S&P MidCap Low Volatility ETF	300,736,177	388,828,144

S&P SmallCap 600 QVM Multi-factor ETF	2,810,100	1,134,761

S&P SmallCap High Dividend Low Volatility ETF	6,202,952	5,069,826

S&P SmallCap Low Volatility ETF	16,495,736	38,022,283

S&P SmallCap Quality ETF	8,122,982	8,336,364

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

122

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

ESG S&P 500 Equal Weight ETF	$435,702	$(812,057)	$(376,355)	$12,858,707

Russell 1000 Enhanced Equal Weight ETF	310,757	(157,755)	153,002	2,734,686

Russell 1000 Equal Weight ETF	60,712,619	(92,533,574)	(31,820,955)	767,030,777

Russell 1000 Low Beta Equal Weight ETF	649,909	(612,818)	37,091	10,122,191

S&P 500® Enhanced Value ETF	6,602,837	(12,834,300)	(6,231,463)	148,595,963

S&P 500® ex-Rate Sensitive Low Volatility ETF	2,439,102	(2,508,579)	(69,477)	53,428,432

S&P 500® High Beta ETF	20,614,220	(111,529,842)	(90,915,622)	891,729,541

S&P 500® High Dividend Low Volatility ETF	66,165,281	(365,999,114)	(299,833,833)	4,128,977,682

S&P 500® Low Volatility ETF	154,270,199	(568,161,727)	(413,891,528)	10,309,689,107

S&P 500 Minimum Variance ETF	1,941,090	(1,849,371)	91,719	23,202,535

S&P 500® Momentum ETF	4,014,706	(13,152,108)	(9,137,402)	214,304,409

S&P 500 QVM Multi-factor ETF	57,654,927	(72,272,313)	(14,617,386)	1,045,190,599

S&P MidCap 400 QVM Multi-factor ETF	27,767,695	(17,783,537)	9,984,158	289,874,448

S&P MidCap Low Volatility ETF	74,101,241	(49,752,718)	24,348,523	1,185,539,180

S&P SmallCap 600 QVM Multi-factor ETF	13,068,343	(6,776,840)	6,291,503	119,317,007

S&P SmallCap High Dividend Low Volatility ETF	556,752	(4,741,576)	(4,184,824)	32,041,435

S&P SmallCap Low Volatility ETF	36,517,608	(45,871,152)	(9,353,544)	864,913,568

S&P SmallCap Quality ETF	3,299,769	(1,553,291)	1,746,478	38,447,274

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

123

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2022	February 28, 2023	Six-Month Period	Six-Month Period(1)

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

Actual	$1,000.00	$1,067.70	0.20%	$1.03

Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

Actual	1,000.00	1,057.80	0.29	1.48

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco Russell 1000 Equal Weight ETF (EQAL)

Actual	1,000.00	1,019.60	0.20	1.00

Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

Actual	1,000.00	1,052.40	0.35	1.78

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco S&P 500® Enhanced Value ETF (SPVU)

Actual	1,000.00	1,064.80	0.13	0.67

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

124

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2022	February 28, 2023	Six-Month Period	Six-Month Period(1)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Actual	$1,000.00	$ 997.00	0.25%	$1.24

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500® High Beta ETF (SPHB)

Actual	1,000.00	1,099.40	0.25	1.30

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Actual	1,000.00	1,002.10	0.30	1.49

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P 500® Low Volatility ETF (SPLV)

Actual	1,000.00	985.50	0.25	1.23

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P 500 Minimum Variance ETF (SPMV)

Actual	1,000.00	989.30	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco S&P 500® Momentum ETF (SPMO)

Actual	1,000.00	1,004.00	0.13	0.65

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

Invesco S&P 500 QVM Multi-factor ETF (QVML)

Actual	1,000.00	1,016.60	0.11	0.55

Hypothetical (5% return before expenses)	1,000.00	1,024.25	0.11	0.55

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

Actual	1,000.00	1,081.90	0.15	0.77

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

Invesco S&P MidCap Low Volatility ETF (XMLV)

Actual	1,000.00	1,058.10	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

Actual	1,000.00	1,072.80	0.15	0.77

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Actual	1,000.00	990.40	0.30	1.48

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Actual	1,000.00	1,048.20	0.25	1.27

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P SmallCap Quality ETF (XSHQ)

Actual	1,000.00	1,082.10	0.29	1.50

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

125

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2023
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-8.25%
Activision Blizzard, Inc.	10,484	$799,405
Alphabet, Inc., Class A(b)	162,261	14,613,226
Alphabet, Inc., Class C(b)	161,853	14,615,326
AT&T, Inc.	780,304	14,755,549
Charter Communications, Inc., Class A(b)(c)	15,117	5,557,160
Comcast Corp., Class A	368,465	13,695,844
DISH Network Corp., Class A(b)(c)	124,004	1,414,886
Electronic Arts, Inc.	6,215	689,492
Fox Corp., Class A	24,127	844,928
Fox Corp., Class B	25,694	828,631
Interpublic Group of Cos., Inc. (The)	36,291	1,289,782
Live Nation Entertainment, Inc.(b)(c)	22,495	1,620,990
Lumen Technologies, Inc.(c)	364,893	1,240,636
Match Group, Inc.(b)	7,884	326,555
Meta Platforms, Inc., Class A(b)	109,413	19,140,710
Netflix, Inc.(b)	10,580	3,408,135
News Corp., Class A	30,729	527,002
News Corp., Class B(c)	30,323	523,375
Omnicom Group, Inc.	20,205	1,829,967
Paramount Global, Class B(c)	169,759	3,636,238
Take-Two Interactive Software, Inc.(b)(c)	4,536	496,919
T-Mobile US, Inc.(b)	60,920	8,661,606
Verizon Communications, Inc.	389,344	15,110,441
Walt Disney Co. (The)(b)	95,194	9,482,274
Warner Bros Discovery, Inc.(b)(c)	251,920	3,934,990

		139,044,067

Consumer Discretionary-13.29%
Advance Auto Parts, Inc.	8,121	1,177,220
Amazon.com, Inc.(b)	605,485	57,054,852
Aptiv PLC(b)	19,486	2,265,832
AutoZone, Inc.(b)	734	1,825,120
Bath & Body Works, Inc.	19,477	796,025
Best Buy Co., Inc.(c)	62,885	5,226,372
Booking Holdings, Inc.(b)	857	2,163,068
BorgWarner, Inc.	40,596	2,041,167
Caesars Entertainment, Inc.(b)	22,976	1,166,262
CarMax, Inc.(b)(c)	55,091	3,803,483
Carnival Corp.(b)(c)	115,996	1,231,878
Chipotle Mexican Grill, Inc.(b)	600	894,648
D.R. Horton, Inc.(c)	42,159	3,898,864
Darden Restaurants, Inc.	7,331	1,048,260
Dollar General Corp.	16,033	3,467,938
Dollar Tree, Inc.(b)	20,945	3,042,890
Domino’s Pizza, Inc.	1,308	384,565
eBay, Inc.	24,141	1,108,072
Etsy, Inc.(b)(c)	2,078	252,290
Expedia Group, Inc.(b)	12,866	1,402,008
Ford Motor Co.	1,235,921	14,917,566
Garmin Ltd.	5,560	545,603
General Motors Co.	412,832	15,993,112
Genuine Parts Co.	12,548	2,219,239
Hasbro, Inc.	11,148	613,251
Hilton Worldwide Holdings, Inc.	6,374	921,107
Home Depot, Inc. (The)	52,758	15,644,857
Las Vegas Sands Corp.(b)	9,045	519,816
Lennar Corp., Class A	39,251	3,797,142

	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	26,093	$1,494,868
Lowe’s Cos., Inc.	51,063	10,506,212
Marriott International, Inc., Class A	12,999	2,199,951
McDonald’s Corp.	9,151	2,415,040
MGM Resorts International(c)	37,081	1,594,854
Mohawk Industries, Inc.(b)	12,737	1,310,000
Newell Brands, Inc.	79,443	1,167,018
NIKE, Inc., Class B	46,307	5,500,809
Norwegian Cruise Line Holdings Ltd.(b)(c)	26,580	393,916
NVR, Inc.(b)	228	1,179,585
O’Reilly Automotive, Inc.(b)	1,831	1,519,913
Pool Corp.	1,971	703,371
PulteGroup, Inc.	37,554	2,053,077
Ralph Lauren Corp.(c)	6,373	753,225
Ross Stores, Inc.	17,225	1,904,052
Royal Caribbean Cruises Ltd.(b)(c)	13,728	969,746
Starbucks Corp.	34,036	3,474,735
Tapestry, Inc.	19,749	859,279
Target Corp.	76,653	12,916,030
Tesla, Inc.(b)	44,865	9,229,179
TJX Cos., Inc. (The)	67,738	5,188,731
Tractor Supply Co.	6,655	1,552,345
Ulta Beauty, Inc.(b)	2,255	1,169,894
VF Corp.	44,866	1,113,574
Whirlpool Corp.	15,331	2,115,371
Wynn Resorts Ltd.(b)(c)	4,778	517,792
Yum! Brands, Inc.	5,631	716,038

		223,941,112

Consumer Staples-11.24%
Altria Group, Inc.	47,392	2,200,411
Archer-Daniels-Midland Co.	115,603	9,201,999
Brown-Forman Corp., Class B	6,304	408,940
Campbell Soup Co.	16,492	866,160
Church & Dwight Co., Inc.	7,099	594,754
Clorox Co. (The)(c)	5,075	788,858
Coca-Cola Co. (The)	72,276	4,301,145
Colgate-Palmolive Co.	24,401	1,788,593
Conagra Brands, Inc.	33,166	1,207,574
Constellation Brands, Inc., Class A	4,185	936,184
Costco Wholesale Corp.	50,445	24,424,460
Estee Lauder Cos., Inc. (The), Class A	7,692	1,869,541
General Mills, Inc.	23,914	1,901,402
Hershey Co. (The)	4,566	1,088,169
Hormel Foods Corp.	28,359	1,258,572
JM Smucker Co. (The)	5,648	835,283
Kellogg Co.	22,071	1,455,362
Keurig Dr Pepper, Inc.	38,487	1,329,726
Kimberly-Clark Corp.	15,863	1,983,668
Kraft Heinz Co. (The)	69,450	2,704,383
Kroger Co. (The)	338,397	14,598,447
Lamb Weston Holdings, Inc.	5,322	535,606
McCormick & Co., Inc.	8,012	595,452
Molson Coors Beverage Co., Class B	21,824	1,160,819
Mondelez International, Inc., Class A	48,855	3,184,369
Monster Beverage Corp.(b)	6,654	677,111
PepsiCo, Inc.	49,003	8,503,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Philip Morris International, Inc. (Switzerland)	33,417	$3,251,474
Procter & Gamble Co. (The)	57,436	7,900,896
Sysco Corp.	93,069	6,940,155
Tyson Foods, Inc., Class A	89,680	5,312,643
Walgreens Boots Alliance, Inc.	352,374	12,519,848
Walmart, Inc.	443,588	63,047,162

		189,372,657

Energy-10.11%
APA Corp.	27,879	1,069,996
Baker Hughes Co., Class A	83,076	2,542,126
Chevron Corp.	146,050	23,480,458
ConocoPhillips	73,198	7,565,013
Coterra Energy, Inc.	40,282	1,005,842
Devon Energy Corp.	37,028	1,996,550
Diamondback Energy, Inc.	7,958	1,118,736
EOG Resources, Inc.	25,671	2,901,336
EQT Corp.(c)	37,181	1,233,666
Exxon Mobil Corp.	405,139	44,528,827
Halliburton Co.	61,561	2,230,355
Hess Corp.	8,920	1,201,524
Kinder Morgan, Inc.	121,958	2,080,603
Marathon Oil Corp.	31,350	788,453
Marathon Petroleum Corp.	174,068	21,514,805
Occidental Petroleum Corp.	61,347	3,592,480
ONEOK, Inc.	39,774	2,603,208
Phillips 66	177,869	18,242,245
Pioneer Natural Resources Co.	12,448	2,494,704
Schlumberger Ltd	60,721	3,230,964
Targa Resources Corp.	35,581	2,636,552
Valero Energy Corp.	160,184	21,101,038
Williams Cos., Inc. (The)	36,919	1,111,262

		170,270,743

Financials-12.06%
Aflac, Inc.	32,035	2,183,185
Allstate Corp. (The)	42,440	5,465,423
American Express Co.	36,726	6,389,957
American International Group, Inc.	101,163	6,182,071
Ameriprise Financial, Inc.	5,608	1,922,815
Aon PLC, Class A	4,367	1,327,786
Arch Capital Group Ltd.(b)	15,514	1,085,980
Arthur J. Gallagher & Co.	4,679	876,611
Assurant, Inc.	8,292	1,056,318
Bank of America Corp.	350,050	12,006,715
Bank of New York Mellon Corp. (The)	42,860	2,180,717
Berkshire Hathaway, Inc., Class B(b)	103,722	31,653,880
BlackRock, Inc.	2,750	1,895,933
Brown & Brown, Inc.	6,343	355,652
Capital One Financial Corp.	40,763	4,446,428
Cboe Global Markets, Inc.	3,297	415,982
Charles Schwab Corp. (The)	27,934	2,176,617
Chubb Ltd.	20,838	4,397,235
Cincinnati Financial Corp.	6,847	826,433
Citigroup, Inc.	221,832	11,244,664
Citizens Financial Group, Inc.	21,480	897,005
CME Group, Inc., Class A	2,956	547,924
Comerica, Inc.	5,277	369,918
Discover Financial Services	14,976	1,677,312
Everest Re Group Ltd.	3,844	1,475,981

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	422	$174,940
Fifth Third Bancorp	29,570	1,073,391
First Republic Bank	5,670	697,467
Franklin Resources, Inc.(c)	32,997	972,422
Globe Life, Inc.	4,754	578,514
Goldman Sachs Group, Inc. (The)	17,050	5,995,632
Hartford Financial Services Group, Inc. (The)	31,784	2,488,052
Huntington Bancshares, Inc.	54,029	827,724
Intercontinental Exchange, Inc.	9,548	971,986
Invesco Ltd.(d)	35,565	628,078
JPMorgan Chase & Co.	112,755	16,163,429
KeyCorp	47,147	862,319
Lincoln National Corp.	64,628	2,050,000
Loews Corp.	26,375	1,611,249
M&T Bank Corp.	5,252	815,583
MarketAxess Holdings, Inc.	258	88,094
Marsh & McLennan Cos., Inc.	13,086	2,121,764
MetLife, Inc.	109,494	7,854,005
Moody’s Corp.	2,111	612,507
Morgan Stanley	73,558	7,098,347
MSCI, Inc.	528	275,695
Nasdaq, Inc.	10,360	580,782
Northern Trust Corp.	8,941	851,809
PNC Financial Services Group, Inc. (The)	14,283	2,255,571
Principal Financial Group, Inc.	22,439	2,009,637
Progressive Corp. (The)	40,354	5,791,606
Prudential Financial, Inc.	65,222	6,522,200
Raymond James Financial, Inc.	11,246	1,219,741
Regions Financial Corp.	34,248	798,663
S&P Global, Inc.	3,202	1,092,522
Signature Bank	2,842	326,972
State Street Corp.	15,909	1,410,810
SVB Financial Group(b)	3,211	925,121
Synchrony Financial	37,966	1,355,766
T. Rowe Price Group, Inc.(c)	6,187	694,676
Travelers Cos., Inc. (The)	20,945	3,877,338
Truist Financial Corp.	61,242	2,875,312
U.S. Bancorp	63,581	3,034,721
W.R. Berkley Corp.	15,629	1,034,484
Wells Fargo & Co.	173,629	8,120,628
Willis Towers Watson PLC	3,885	910,489
Zions Bancorporation N.A	6,958	352,214

		203,060,802

Health Care-16.95%
Abbott Laboratories	44,969	4,574,247
AbbVie, Inc.	38,053	5,856,357
Agilent Technologies, Inc.	4,794	680,604
Align Technology, Inc.(b)	2,174	672,853
AmerisourceBergen Corp.	155,109	24,128,756
Amgen, Inc.	10,049	2,327,951
Baxter International, Inc.	30,118	1,203,214
Becton, Dickinson and Co.	8,515	1,997,193
Biogen, Inc.(b)	3,623	977,703
Bio-Rad Laboratories, Inc., Class A(b)	770	367,937
Bio-Techne Corp.	1,493	108,452
Boston Scientific Corp.(b)	29,117	1,360,346
Bristol-Myers Squibb Co.	63,741	4,395,579
Cardinal Health, Inc.	259,171	19,621,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	11,556	$788,350
Centene Corp.(b)	176,217	12,053,243
Charles River Laboratories International, Inc.(b)(c)	1,920	421,133
Cigna Group (The)	58,297	17,028,554
Cooper Cos., Inc. (The)	1,105	361,302
CVS Health Corp.	333,139	27,830,432
Danaher Corp.	12,479	3,088,927
DaVita, Inc.(b)	16,757	1,378,431
DENTSPLY SIRONA, Inc.	14,292	544,096
DexCom, Inc.(b)	2,575	285,851
Edwards Lifesciences Corp.(b)	7,765	624,617
Elevance Health, Inc.	31,342	14,720,397
Eli Lilly and Co.	8,705	2,709,170
GE HealthCare Technologies, Inc.(b)(c)	33,044	2,511,344
Gilead Sciences, Inc.	32,997	2,657,248
HCA Healthcare, Inc.	27,123	6,603,094
Henry Schein, Inc.(b)	16,625	1,301,904
Hologic, Inc.(b)	7,044	560,984
Humana, Inc.	18,404	9,110,348
IDEXX Laboratories, Inc.(b)	890	421,184
Illumina, Inc.(b)	2,454	488,837
Incyte Corp.(b)	4,352	335,017
Intuitive Surgical, Inc.(b)	2,429	557,188
IQVIA Holdings, Inc.(b)	7,335	1,529,127
Johnson & Johnson.	58,881	9,024,102
Laboratory Corp. of America Holdings	6,996	1,674,563
McKesson Corp.	78,697	27,528,998
Medtronic PLC	42,149	3,489,937
Merck & Co., Inc.	59,089	6,277,615
Mettler-Toledo International, Inc.(b)	299	428,679
Moderna, Inc.(b)	13,008	1,805,640
Molina Healthcare, Inc.(b)	9,815	2,702,364
Organon & Co.	25,322	620,136
PerkinElmer, Inc.	3,513	437,614
Pfizer, Inc.	207,975	8,437,546
Quest Diagnostics, Inc.	7,408	1,024,971
Regeneron Pharmaceuticals, Inc.(b)	1,959	1,489,663
ResMed, Inc.	1,766	376,158
STERIS PLC	2,663	500,724
Stryker Corp.	7,857	2,065,448
Teleflex, Inc.	1,197	285,161
Thermo Fisher Scientific, Inc.	8,472	4,589,791
UnitedHealth Group, Inc.	62,784	29,881,417
Universal Health Services, Inc., Class B	11,100	1,482,627
Vertex Pharmaceuticals, Inc.(b)	2,930	850,550
Viatris, Inc.	165,219	1,883,497
Waters Corp.(b)	943	293,169
West Pharmaceutical Services, Inc.	1,286	407,701
Zimmer Biomet Holdings, Inc.	6,156	762,544
Zoetis, Inc.	5,576	931,192

		285,435,613

Industrials-9.85%
3M Co.	29,697	3,199,555
A.O. Smith Corp.	7,004	459,673
Alaska Air Group, Inc.(b)	21,756	1,040,589
Allegion PLC.	3,044	343,089
American Airlines Group, Inc.(b)(c)	358,959	5,736,165
AMETEK, Inc.	4,640	656,838

	Shares	Value
Industrials-(continued)
Boeing Co. (The)(b)	36,711	$7,399,102
C.H. Robinson Worldwide, Inc.	29,691	2,967,912
Carrier Global Corp.	50,860	2,290,226
Caterpillar, Inc.	26,756	6,409,400
Cintas Corp.	1,921	842,301
Copart, Inc.(b)	6,021	424,240
CoStar Group, Inc.(b)	2,800	197,848
CSX Corp.	49,565	1,511,237
Cummins, Inc.	11,797	2,867,615
Deere & Co.	12,962	5,434,189
Delta Air Lines, Inc.(b)	148,133	5,679,419
Dover Corp.	6,504	974,950
Eaton Corp. PLC	13,644	2,386,745
Emerson Electric Co.	22,320	1,846,087
Equifax, Inc.(c)	2,801	567,287
Expeditors International of Washington, Inc.	18,860	1,972,002
Fastenal Co.(c)	14,312	737,927
FedEx Corp.	59,105	12,011,318
Fortive Corp.	9,220	614,605
Generac Holdings, Inc.(b)(c)	5,293	635,213
General Dynamics Corp.	16,896	3,850,767
General Electric Co.	99,133	8,397,556
Honeywell International, Inc.	17,749	3,398,578
Howmet Aerospace, Inc.	15,298	645,270
Huntington Ingalls Industries, Inc.	4,819	1,037,049
IDEX Corp.	1,434	322,621
Illinois Tool Works, Inc.	7,652	1,784,140
Ingersoll Rand, Inc.	11,493	667,398
J.B. Hunt Transport Services, Inc.	8,818	1,594,206
Jacobs Solutions, Inc.	13,134	1,569,513
Johnson Controls International PLC	41,333	2,592,406
L3Harris Technologies, Inc.	8,345	1,762,381
Leidos Holdings, Inc.	14,221	1,380,432
Lockheed Martin Corp.	14,373	6,816,539
Masco Corp.	19,034	997,953
Nordson Corp.	1,150	252,586
Norfolk Southern Corp.	5,416	1,217,625
Northrop Grumman Corp.	7,150	3,318,386
Old Dominion Freight Line, Inc.	2,278	772,834
Otis Worldwide Corp.	18,849	1,595,002
PACCAR, Inc.	43,803	3,162,577
Parker-Hannifin Corp.	6,060	2,132,211
Pentair PLC(c)	9,754	545,639
Quanta Services, Inc.	11,962	1,930,667
Raytheon Technologies Corp.	72,108	7,073,074
Republic Services, Inc.	10,175	1,311,863
Robert Half International, Inc.	10,672	860,377
Rockwell Automation, Inc.	3,210	946,725
Rollins, Inc.	7,322	257,734
Snap-on, Inc.(c)	2,191	544,858
Southwest Airlines Co.	63,894	2,145,561
Stanley Black & Decker, Inc.	23,005	1,969,458
Textron, Inc.	18,742	1,359,357
Trane Technologies PLC	9,469	1,751,481
TransDigm Group, Inc.	951	707,420
Union Pacific Corp.	12,372	2,564,468
United Airlines Holdings, Inc.(b)	101,772	5,288,073
United Parcel Service, Inc., Class B	60,940	11,120,941
United Rentals, Inc.	3,396	1,591,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Verisk Analytics, Inc.	1,778	$304,234
W.W. Grainger, Inc.	2,697	1,802,756
Wabtec Corp.	8,675	905,063
Waste Management, Inc.	12,470	1,867,507
Xylem, Inc.	5,173	531,008

		165,852,954

Information Technology-11.25%
Accenture PLC, Class A	22,919	6,086,140
Adobe, Inc.(b)	5,614	1,818,655
Advanced Micro Devices, Inc.(b)	36,039	2,831,945
Akamai Technologies, Inc.(b)	4,325	313,995
Amphenol Corp., Class A	16,917	1,311,406
Analog Devices, Inc.	7,644	1,402,445
ANSYS, Inc.(b)	895	271,731
Apple, Inc.	298,034	43,933,192
Applied Materials, Inc.	25,958	3,015,022
Arista Networks, Inc.(b)	3,299	457,571
Autodesk, Inc.(b)	2,687	533,880
Automatic Data Processing, Inc.	7,038	1,547,093
Broadcom, Inc.	6,252	3,715,501
Broadridge Financial Solutions, Inc.	4,370	615,209
Cadence Design Systems, Inc.(b)	2,262	436,430
CDW Corp.	13,930	2,819,711
Ceridian HCM Holding, Inc.(b)(c)	1,959	142,870
Cisco Systems, Inc.	115,786	5,606,358
Cognizant Technology Solutions Corp., Class A	35,525	2,224,931
Corning, Inc.	46,701	1,585,499
DXC Technology Co.(b)	62,482	1,733,251
Enphase Energy, Inc.(b)	650	136,844
EPAM Systems, Inc.(b)	1,475	453,784
F5, Inc.(b)(c)	1,924	275,094
Fidelity National Information Services, Inc.	22,068	1,398,449
Fiserv, Inc.(b)	18,470	2,125,712
FleetCor Technologies, Inc.(b)	1,945	417,767
Fortinet, Inc.(b)	8,397	499,118
Gartner, Inc.(b)	1,653	541,870
Gen Digital, Inc.	13,553	264,419
Global Payments, Inc.	9,755	1,094,511
Hewlett Packard Enterprise Co.	188,198	2,937,771
HP, Inc.	237,410	7,008,343
Intel Corp.	264,276	6,588,401
International Business Machines Corp.	44,226	5,718,422
Intuit, Inc.	3,564	1,451,189
Jack Henry & Associates, Inc.	1,159	190,354
Juniper Networks, Inc.	17,034	524,307
Keysight Technologies, Inc.(b)	3,227	516,191
KLA Corp.	2,684	1,018,256
Lam Research Corp.	4,275	2,077,693
Mastercard, Inc., Class A	6,660	2,366,231
Microchip Technology, Inc.	10,769	872,612
Micron Technology, Inc.	60,278	3,485,274
Microsoft Corp.	88,838	22,157,974
Monolithic Power Systems, Inc.	514	248,925
Motorola Solutions, Inc.	3,540	930,347
NetApp, Inc.	10,902	703,724
NVIDIA Corp.	18,050	4,190,488
NXP Semiconductors N.V. (China)	8,148	1,454,255
ON Semiconductor Corp.(b)	12,250	948,272

	Shares	Value
Information Technology-(continued)
Oracle Corp.	59,420	$5,193,308
Paychex, Inc.	4,248	468,979
Paycom Software, Inc.(b)	423	122,272
PayPal Holdings, Inc.(b)	39,061	2,874,890
PTC, Inc.(b)	1,710	214,314
Qorvo, Inc.(b)	4,921	496,480
QUALCOMM, Inc.	39,915	4,930,700
Roper Technologies, Inc.	1,435	617,337
salesforce.com, inc.(b)	24,841	4,064,236
Seagate Technology Holdings PLC	20,897	1,349,110
ServiceNow, Inc.(b)	1,877	811,183
Skyworks Solutions, Inc.	6,211	692,961
SolarEdge Technologies, Inc.(b)(c)	940	298,845
Synopsys, Inc.(b)	1,672	608,207
TE Connectivity Ltd.	14,309	1,821,822
Teledyne Technologies, Inc.(b)	1,447	622,311
Teradyne, Inc.	3,821	386,456
Texas Instruments, Inc.	12,401	2,126,151
Trimble, Inc.(b)	6,977	363,223
Tyler Technologies, Inc.(b)	583	187,289
VeriSign, Inc.(b)	727	143,095
Visa, Inc., Class A(c)	15,048	3,309,657
Western Digital Corp.(b)	52,380	2,015,582
Zebra Technologies Corp., Class A(b)	2,436	731,409

		189,449,249

Materials-3.36%
Air Products and Chemicals, Inc.	4,340	1,241,153
Albemarle Corp.	2,375	603,986
Amcor PLC	128,334	1,429,641
Avery Dennison Corp.	5,530	1,007,511
Ball Corp.	30,944	1,739,362
Celanese Corp.	10,027	1,165,438
CF Industries Holdings, Inc.	12,069	1,036,607
Corteva, Inc.	29,093	1,812,203
Dow, Inc.	127,372	7,285,678
DuPont de Nemours, Inc.	22,041	1,609,654
Eastman Chemical Co.	13,639	1,162,043
Ecolab, Inc.	9,876	1,573,938
FMC Corp.	4,736	611,654
Freeport-McMoRan, Inc.	66,406	2,720,654
International Flavors & Fragrances, Inc.	12,592	1,173,574
International Paper Co.	62,882	2,288,276
Linde PLC (United Kingdom)	10,889	3,793,401
LyondellBasell Industries N.V., Class A	69,800	6,700,102
Martin Marietta Materials, Inc.	1,850	665,760
Mosaic Co. (The)	42,240	2,246,746
Newmont Corp.	27,984	1,220,382
Nucor Corp.	31,530	5,279,383
Packaging Corp. of America	6,779	926,825
PPG Industries, Inc.	14,479	1,912,097
Sealed Air Corp.	12,166	591,511
Sherwin-Williams Co. (The)	9,317	2,062,318
Vulcan Materials Co.	4,226	764,526
WestRock Co.	63,388	1,990,383

		56,614,806

Real Estate-0.91%
Alexandria Real Estate Equities, Inc.(c)	1,789	267,956
American Tower Corp.	5,234	1,036,384
AvalonBay Communities, Inc.	1,623	280,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Boston Properties, Inc.	4,919	$322,096
Camden Property Trust	1,242	142,532
CBRE Group, Inc., Class A(b)	44,205	3,763,614
Crown Castle, Inc.	5,265	688,399
Digital Realty Trust, Inc.	4,932	514,062
Equinix, Inc.	1,116	768,109
Equity Residential	4,541	283,903
Essex Property Trust, Inc.	749	170,817
Extra Space Storage, Inc.	1,260	207,459
Federal Realty Investment Trust	1,036	110,624
Healthpeak Properties, Inc.	8,541	205,497
Host Hotels & Resorts, Inc.(c)	28,095	471,996
Invitation Homes, Inc.	7,045	220,227
Iron Mountain, Inc.(c)	9,802	517,056
Kimco Realty Corp.	8,424	173,619
Mid-America Apartment Communities, Inc.	1,279	204,768
Prologis, Inc.	5,068	625,391
Public Storage	1,459	436,168
Realty Income Corp.	5,200	332,540
Regency Centers Corp.	1,923	120,957
SBA Communications Corp., Class A	942	244,308
Simon Property Group, Inc.	4,770	582,369
UDR, Inc.	3,918	167,847
Ventas, Inc.	9,663	470,105
VICI Properties, Inc.	6,988	234,308
Welltower, Inc.	9,053	671,008
Weyerhaeuser Co.	35,908	1,122,125

		15,356,244

Utilities-2.52%
AES Corp. (The)	46,263	1,141,771
Alliant Energy Corp.	7,885	404,264
Ameren Corp.	9,000	744,390
American Electric Power Co., Inc.	20,394	1,794,060
American Water Works Co., Inc.	2,636	370,042
Atmos Energy Corp.(c)	3,811	429,919
CenterPoint Energy, Inc.	30,389	845,422
CMS Energy Corp.	14,358	846,691
Consolidated Edison, Inc.	16,750	1,496,613
Constellation Energy Corp.	26,990	2,021,281
Dominion Energy, Inc.	30,681	1,706,477
DTE Energy Co.	17,675	1,939,124

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	30,048	$2,832,325
Edison International	26,887	1,780,188
Entergy Corp.	12,113	1,246,064
Evergy, Inc.	9,780	575,162
Eversource Energy	14,956	1,127,084
Exelon Corp.	59,567	2,405,911
FirstEnergy Corp.	30,821	1,218,662
NextEra Energy, Inc.	34,508	2,451,103
NiSource, Inc.	21,688	594,902
NRG Energy, Inc.(c)	102,510	3,361,303
PG&E Corp.(b)	148,442	2,318,664
Pinnacle West Capital Corp.	5,667	417,545
PPL Corp.	26,217	709,694
Public Service Enterprise Group, Inc.	17,008	1,027,794
Sempra Energy	10,040	1,505,598
Southern Co. (The)	44,076	2,779,433
WEC Energy Group, Inc.	10,343	917,010
Xcel Energy, Inc.	22,358	1,443,656

		42,452,152

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,513,682,834)		1,680,850,399

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.80%
Invesco Private Government Fund, 4.58%(d)(e)(f)	8,502,833	8,502,833
Invesco Private Prime Fund, 4.83%(d)(e)(f)	21,860,056	21,864,427

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,368,883)		30,367,260

TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $1,544,051,717)		1,711,217,659
OTHER ASSETS LESS LIABILITIES-(1.59)%		(26,710,559)

NET ASSETS-100.00%		$1,684,507,100

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Invesco Ltd.	$646,431	$110,304	$(176,533)	$111,291	$(63,415)	$628,078	$14,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,403,733	$(18,403,733)	$-	$-	$-	$11,118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,652,647	84,139,863	(84,289,677)	-	-	8,502,833	220,899	*
Invesco Private Prime Fund	22,284,054	198,895,339	(199,319,997)	(3,865)	8,896	21,864,427	602,341	*

Total	$31,583,132	$301,549,239	$(302,189,940)	$107,426	$(54,519)	$30,995,338	$848,413

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2023

Health Care	16.95

Consumer Discretionary	13.29

Financials	12.06

Information Technology	11.25

Consumer Staples	11.24

Energy	10.11

Industrials	9.85

Communication Services	8.25

Materials	3.36

Sector Types Each Less Than 3%	3.43

Money Market Funds Plus Other Assets Less Liabilities	0.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.20%
Cable One, Inc.(b)	478	$330,112
Frontier Communications Parent, Inc.(b)(c)	49,184	1,345,674
Iridium Communications, Inc.(c)	2,762	169,504
John Wiley & Sons, Inc., Class A(b)	10,484	466,433
New York Times Co. (The), Class A	13,267	510,780
Nexstar Media Group, Inc., Class A	5,644	1,049,220
TEGNA, Inc.	32,413	563,986
TripAdvisor, Inc.(b)(c)	15,502	334,378
World Wrestling Entertainment, Inc., Class A	3,497	293,748
Ziff Davis, Inc.(b)(c)	3,392	267,900

		5,331,735

Consumer Discretionary-23.02%
Adient PLC(b)(c)	86,851	3,710,275
AutoNation, Inc.(b)(c)	47,932	6,543,197
Boyd Gaming Corp.	12,351	804,421
Brunswick Corp.(b)	19,107	1,670,334
Capri Holdings Ltd.(c)	21,311	1,056,386
Carter’s, Inc.(b)	9,665	728,644
Choice Hotels International, Inc.(b)	2,302	272,465
Churchill Downs, Inc.(b)	1,590	390,790
Columbia Sportswear Co.	8,078	704,402
Cracker Barrel Old Country Store, Inc.(b)	6,850	746,376
Crocs, Inc.(b)(c)	6,979	849,414
Dana, Inc.	127,629	2,021,643
Deckers Outdoor Corp.(c)	1,884	784,403
Dick’s Sporting Goods, Inc.	21,069	2,710,105
Five Below, Inc.(b)(c)	3,442	703,201
Foot Locker, Inc.(b)	47,850	2,092,002
Fox Factory Holding Corp.(b)(c)	3,204	376,470
GameStop Corp., Class A(b)(c)	55,389	1,065,130
Gap, Inc. (The)(b)	236,990	3,083,240
Gentex Corp.	14,043	400,928
Goodyear Tire & Rubber Co. (The)(c)	403,763	4,586,748
Graham Holdings Co., Class B	1,290	808,391
Grand Canyon Education, Inc.(c)	1,849	209,473
H&R Block, Inc.	17,105	629,464
Hanesbrands, Inc.(b)	212,097	1,204,711
Harley-Davidson, Inc.	25,807	1,227,123
Helen of Troy Ltd.(b)(c)	4,684	527,840
KB Home	44,219	1,559,604
Kohl’s Corp.(b)	145,742	4,086,606
Lear Corp.	32,419	4,527,313
Leggett & Platt, Inc.(b)	30,955	1,067,638
Light & Wonder, Inc.(b)(c)	7,886	493,742
Lithia Motors, Inc., Class A	26,073	6,653,308
Macy’s, Inc.	241,526	4,941,622
Marriott Vacations Worldwide Corp.	6,788	1,038,496
Mattel, Inc.(c)	70,571	1,269,572
Murphy USA, Inc.	16,431	4,191,384
Nordstrom, Inc.(b)	186,772	3,638,319
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,054	405,887
Papa John’s International, Inc.	5,123	430,076
Penn Entertainment, Inc.(b)(c)	40,032	1,222,177
Polaris, Inc.	16,830	1,914,412
PVH Corp.	25,296	2,029,751
RH(b)(c)	2,905	868,682

	Shares	Value
Consumer Discretionary-(continued)
Service Corp. International	12,347	$833,793
Skechers U.S.A., Inc., Class A(c)	35,295	1,570,980
Taylor Morrison Home Corp., Class A(c)	56,999	2,042,274
Tempur Sealy International, Inc.	32,517	1,389,777
Texas Roadhouse, Inc.	8,233	835,979
Thor Industries, Inc.(b)	41,285	3,756,522
Toll Brothers, Inc.	40,868	2,449,628
TopBuild Corp.(c)	6,291	1,305,949
Topgolf Callaway Brands Corp.(b)(c)	36,314	841,759
Travel + Leisure Co.	19,708	826,751
Under Armour, Inc., Class A(b)(c)	64,625	641,726
Under Armour, Inc., Class C(b)(c)	73,656	648,173
Victoria’s Secret & Co.(b)(c)	29,914	1,185,791
Visteon Corp.(c)	5,220	871,949
Wendy’s Co. (The)	18,180	399,233
Williams-Sonoma, Inc.(b)	15,655	1,955,623
Wingstop, Inc.	440	74,954
Wyndham Hotels & Resorts, Inc.(b)	4,456	343,201
YETI Holdings, Inc.(b)(c)	7,399	288,413

		102,508,640

Consumer Staples-7.27%
BellRing Brands, Inc.(b)(c)	11,491	354,842
BJ’s Wholesale Club Holdings, Inc.(c)	55,311	3,971,330
Boston Beer Co., Inc. (The), Class A(b)(c)	1,142	369,780
Casey’s General Stores, Inc.	12,113	2,518,898
Celsius Holdings, Inc.(b)(c)	1,031	93,615
Coca-Cola Consolidated, Inc.	2,307	1,284,653
Coty,Inc.,Class A(b)(c)	139,570	1,577,141
Darling Ingredients, Inc.(c)	20,096	1,271,474
Energizer Holdings, Inc.(b)	18,404	666,777
Flowers Foods, Inc.	33,623	937,409
Grocery Outlet Holding Corp.(b)(c)	24,792	670,624
Ingredion, Inc.	15,923	1,582,746
Lancaster Colony Corp.	1,779	341,533
Performance Food Group Co.(c)	191,832	10,855,773
Pilgrim’s Pride Corp.(c)	146,985	3,437,979
Post Holdings, Inc.(c)	14,020	1,261,239
Sprouts Farmers Market, Inc.(b)(c)	38,760	1,174,040

		32,369,853

Energy-6.99%
Antero Midstream Corp.	19,506	205,593
Antero Resources Corp.(c)	58,032	1,520,438
ChampionX Corp.	27,794	849,663
CNX Resources Corp.(b)(c)	41,589	638,391
DT Midstream, Inc.	3,285	164,907
Equitrans Midstream Corp.(b)	36,763	221,681
HF Sinclair Corp.	148,286	7,372,780
Matador Resources Co.	11,517	619,499
Murphy Oil Corp.	20,110	784,692
NOV, Inc.	71,710	1,569,015
PBF Energy, Inc., Class A	281,702	12,313,194
PDC Energy, Inc.	13,940	935,513
Range Resources Corp.	44,426	1,196,837
Southwestern Energy Co.(c)	515,422	2,731,737

		31,123,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-8.86%
Affiliated Managers Group, Inc.	3,314	$528,285
American Financial Group, Inc.	9,937	1,332,651
Annaly Capital Management, Inc.	25,579	528,974
Associated Banc-Corp	11,432	264,651
Bank of Hawaii Corp.	1,871	140,063
Bank OZK(b)	6,428	295,881
Brighthouse Financial, Inc.(c)	39,853	2,304,699
Cadence Bank	14,899	395,717
Cathay General Bancorp	3,931	168,719
CNO Financial Group, Inc.	33,940	869,543
Commerce Bancshares, Inc.	4,578	302,835
Cullen/Frost Bankers, Inc.	2,450	322,959
East West Bancorp, Inc.	7,046	536,976
Essent Group Ltd.	5,578	239,575
Evercore, Inc., Class A	5,887	772,257
F.N.B. Corp.	22,891	326,655
Federated Hermes, Inc., Class B	7,965	313,423
First American Financial Corp.	32,987	1,873,002
First Financial Bankshares, Inc.	3,135	114,992
First Horizon Corp.	26,911	666,585
FirstCash Holdings, Inc.(b)	5,624	496,318
Fulton Financial Corp.	12,354	212,489
Glacier Bancorp, Inc.	3,582	169,715
Hancock Whitney Corp.	5,495	269,914
Hanover Insurance Group, Inc. (The)	7,961	1,110,400
Home BancShares, Inc.	7,960	191,836
Interactive Brokers Group, Inc., Class A	9,206	792,729
International Bancshares Corp.	2,711	131,565
Janus Henderson Group PLC(b)	18,596	510,646
Jefferies Financial Group, Inc.	47,202	1,783,764
Kemper Corp.	21,559	1,328,034
Kinsale Capital Group, Inc.	553	176,241
MGIC Investment Corp.	18,699	257,298
Navient Corp.	44,205	797,900
New York Community Bancorp, Inc.	45,445	403,552
Old National Bancorp	16,623	293,728
Old Republic International Corp.	72,893	1,922,188
PacWest Bancorp	13,327	369,824
Pinnacle Financial Partners, Inc.	4,051	300,139
Primerica, Inc.	4,161	798,662
Prosperity Bancshares, Inc.	3,437	252,585
Reinsurance Group of America, Inc.	23,978	3,464,102
RenaissanceRe Holdings Ltd. (Bermuda)	4,899	1,052,795
RLI Corp.	1,785	246,169
SEI Investments Co.	6,948	418,617
Selective Insurance Group, Inc.	8,065	818,839
SLM Corp.	30,136	433,356
Stifel Financial Corp.	16,096	1,075,696
Synovus Financial Corp.	11,800	493,358
Texas Capital Bancshares, Inc.(c)	4,000	264,920
UMB Financial Corp.	3,954	358,470
United Bankshares, Inc.	5,121	208,783
Unum Group	61,897	2,757,511
Valley National Bancorp	33,269	385,255
Voya Financial, Inc.	20,312	1,513,041
Washington Federal, Inc.	4,578	160,550
Webster Financial Corp.(b)	9,512	505,277
Wintrust Financial Corp.(b)	4,910	452,358

		39,477,066

	Shares	Value
Health Care-4.74%
Acadia Healthcare Co., Inc.(b)(c)	6,330	$458,988
Amedisys, Inc.(c)	5,276	485,128
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,620	52,326
Azenta, Inc.(b)(c)	1,905	83,611
Bruker Corp.	8,007	551,843
Chemed Corp.	860	448,559
Encompass Health Corp.	18,641	1,053,589
Enovis Corp.(b)(c)	10,820	623,448
Envista Holdings Corp.(b)(c)	16,099	622,387
Exelixis, Inc.(c)	21,493	367,101
Globus Medical, Inc., Class A(b)(c)	2,887	168,428
Haemonetics Corp.(b)(c)	2,820	219,311
Halozyme Therapeutics, Inc.(c)	2,062	98,955
HealthEquity, Inc.(b)(c)	2,669	173,939
ICU Medical, Inc.(b)(c)	2,757	470,455
Inari Medical, Inc.(b)(c)	1,059	59,579
Integra LifeSciences Holdings Corp.(b)(c)	5,788	321,929
Jazz Pharmaceuticals PLC(c)	4,859	682,204
Lantheus Holdings, Inc.(b)(c)	3,070	227,057
LivaNova PLC(c)	3,898	184,453
Masimo Corp.(b)(c)	2,632	440,360
Medpace Holdings, Inc.(b)(c)	1,390	269,493
Neogen Corp.(b)(c)	7,161	126,678
Neurocrine Biosciences, Inc.(c)	2,454	253,007
Omnicell, Inc.(b)(c)	5,718	311,288
Option Care Health, Inc.(c)	26,808	822,201
Patterson Cos., Inc.	45,623	1,209,922
Penumbra, Inc.(b)(c)	796	206,952
Perrigo Co. PLC	28,890	1,088,864
Progyny, Inc.(b)(c)	4,558	171,199
QuidelOrtho Corp.(b)(c)	6,779	589,366
R1 RCM, Inc.(b)(c)	33,657	477,929
Repligen Corp.(b)(c)	1,008	175,765
Shockwave Medical, Inc.(b)(c)	377	71,721
Sotera Health Co.(b)(c)	24,387	407,019
STAAR Surgical Co.(b)(c)	949	52,565
Syneos Health, Inc.(c)	32,570	1,309,966
Tandem Diabetes Care, Inc.(b)(c)	3,740	134,116
Tenet Healthcare Corp.(c)	90,242	5,281,864
United Therapeutics Corp.(c)	1,377	338,797

		21,092,362

Industrials-19.22%
Acuity Brands, Inc.(b)	4,673	906,375
AECOM	32,561	2,811,968
AGCO Corp.(b)	18,609	2,620,333
ASGN, Inc.(b)(c)	11,018	978,398
Avis Budget Group, Inc.(c)	13,379	2,938,831
Axon Enterprise, Inc.(b)(c)	1,329	266,212
Brink’s Co. (The)(b)	15,961	1,041,455
Builders FirstSource, Inc.(c)	72,983	6,187,499
CACI International, Inc., Class A(c)	4,341	1,271,913
Carlisle Cos., Inc.	5,440	1,404,717
Chart Industries, Inc.(b)(c)	2,751	367,259
Clean Harbors, Inc.(c)	8,905	1,176,083
Crane Holdings Co.	6,730	806,119
Curtiss-Wright Corp.	2,986	521,923
Donaldson Co., Inc.	11,786	745,464
Dycom Industries, Inc.(b)(c)	8,568	721,511
EMCOR Group, Inc.(b)	14,995	2,507,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
EnerSys	9,746	$883,865
ESAB Corp.	11,413	669,372
Flowserve Corp.(b)	24,259	841,545
Fluor Corp.(b)(c)	80,161	2,939,504
FTI Consulting, Inc.(b)(c)	3,733	685,789
GATX Corp.	2,414	263,343
Graco, Inc.	6,494	451,593
GXO Logistics, Inc.(c)	42,043	2,084,072
Hexcel Corp.	5,364	391,304
Hubbell, Inc.	3,990	1,003,645
IAA, Inc.(b)(c)	11,286	461,710
Insperity, Inc.	10,228	1,269,193
ITT, Inc.	7,445	676,676
JetBlue Airways Corp.(c)	239,440	1,987,352
KBR, Inc.	30,314	1,670,605
Kennametal, Inc.(b)	16,812	476,284
Kirby Corp.(c)	8,547	619,914
Knight-Swift Transportation Holdings, Inc.	28,329	1,610,220
Landstar System, Inc.(b)	9,474	1,712,804
Lennox International, Inc.(b)	3,684	938,794
Lincoln Electric Holdings, Inc.	5,215	875,755
ManpowerGroup, Inc.	49,521	4,203,342
MasTec, Inc.(b)(c)	20,149	1,968,960
MDU Resources Group, Inc.	44,391	1,413,853
Mercury Systems, Inc.(c)	4,361	228,255
Middleby Corp. (The)(b)(c)	5,782	899,043
MSA Safety, Inc.	2,313	310,752
MSC Industrial Direct Co., Inc., Class A	9,166	774,710
nVent Electric PLC	15,045	689,663
Oshkosh Corp.	19,464	1,735,994
Owens Corning	21,467	2,099,258
Regal Rexnord Corp.(b)	8,964	1,413,085
Ryder System, Inc.	28,481	2,788,575
Saia, Inc.(b)(c)	2,493	675,279
Science Applications International Corp.(b)	14,073	1,500,745
Simpson Manufacturing Co., Inc.	4,634	499,823
Stericycle, Inc.(b)(c)	10,913	520,332
SunPower Corp.(b)(c)	15,372	230,887
Sunrun, Inc.(b)(c)	15,524	373,197
Terex Corp.	19,919	1,179,404
Tetra Tech, Inc.	4,776	653,787
Timken Co. (The)	12,971	1,108,372
Toro Co. (The)	8,055	889,594
Trex Co., Inc.(b)(c)	5,706	291,748
Univar Solutions, Inc.(c)	71,981	2,501,340
Valmont Industries, Inc.	2,606	826,962
Vicor Corp.(b)(c)	1,461	68,667
Watsco, Inc.(b)	5,669	1,727,401
Watts Water Technologies, Inc., Class A	2,682	469,967
Werner Enterprises, Inc.(b)	15,335	712,311
Woodward, Inc.	5,287	523,413
XPO, Inc.(c)	75,072	2,504,402

		85,569,984

Information Technology-14.20%
ACI Worldwide, Inc.(c)	14,345	370,818
Allegro MicroSystems, Inc. (Japan)(b)(c)	5,362	234,212
Amkor Technology, Inc.	55,297	1,424,451
Arrow Electronics, Inc.(c)	71,521	8,438,763
Aspen Technology, Inc.(b)(c)	942	199,713

	Shares	Value
Information Technology-(continued)
Avnet, Inc.	123,023	$5,500,358
Belden, Inc.	7,055	595,301
Blackbaud, Inc.(b)(c)	3,795	211,344
Calix, Inc.(c)	2,252	115,190
Ciena Corp.(b)(c)	15,084	727,350
Cirrus Logic, Inc.(c)	5,305	545,089
Cognex Corp.	4,352	206,372
Coherent Corp.(b)(c)	22,589	974,264
CommVault Systems, Inc.(b)(c)	2,532	149,084
Concentrix Corp.	10,311	1,410,957
Dynatrace, Inc.(c)	5,845	248,588
Envestnet, Inc.(b)(c)	4,298	268,668
Euronet Worldwide, Inc.(b)(c)	7,531	819,749
ExlService Holdings, Inc.(b)(c)	1,550	254,991
Fair Isaac Corp.(b)(c)	461	312,277
Genpact Ltd.	20,031	956,080
IPG Photonics Corp.(c)	3,256	401,269
Jabil, Inc.	97,127	8,064,455
Kyndryl Holdings, Inc.(c)	345,822	5,425,947
Lattice Semiconductor Corp.(c)	1,822	154,797
Littelfuse, Inc.	2,176	562,996
Lumentum Holdings, Inc.(b)(c)	6,750	363,218
MACOM Technology Solutions Holdings, Inc.(b)(c)	1,992	136,532
Manhattan Associates, Inc.(c)	1,276	183,425
Maximus, Inc.	13,475	1,106,028
MKS Instruments, Inc.	8,135	788,526
National Instruments Corp.	8,529	430,800
NCR Corp.(c)	70,261	1,793,763
Novanta, Inc.(b)(c)	1,206	189,233
Paylocity Holding Corp.(c)	951	183,172
Power Integrations, Inc.	1,884	154,959
Qualys, Inc.(b)(c)	821	97,001
Silicon Laboratories, Inc.(b)(c)	1,433	255,833
SiTime Corp.(b)(c)	587	72,876
Synaptics, Inc.(b)(c)	3,733	439,038
TD SYNNEX Corp.	130,698	12,614,971
Teradata Corp.(c)	11,199	456,471
Universal Display Corp.	1,052	142,914
Viasat, Inc.(b)(c)	18,742	595,246
Vishay Intertechnology, Inc.	32,518	690,357
Vontier Corp.	33,540	877,742
Western Union Co. (The)(b)	68,801	891,661
WEX, Inc.(b)(c)	2,892	557,607
Wolfspeed, Inc.(b)(c)	2,090	154,618
Xerox Holdings Corp.	91,144	1,502,965

		63,252,039

Materials-9.93%
Alcoa Corp.(b)	62,096	3,038,978
AptarGroup, Inc.	6,381	744,790
Ashland, Inc.	4,478	455,771
Avient Corp.	27,814	1,213,525
Cabot Corp.	12,516	995,397
Chemours Co. (The)	49,236	1,682,886
Cleveland-Cliffs, Inc.(c)	311,600	6,646,428
Commercial Metals Co.	38,513	1,993,048
Eagle Materials, Inc.(b)	3,102	435,273
Greif, Inc., Class A	19,921	1,415,387
Ingevity Corp.(c)	4,676	386,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Louisiana-Pacific Corp.	13,802	$807,555
MP Materials Corp.(b)(c)	3,502	122,570
NewMarket Corp.	1,751	601,469
Olin Corp.	37,863	2,186,588
Reliance Steel & Aluminum Co.	17,768	4,403,621
Royal Gold, Inc.(b)	1,134	134,708
RPM International, Inc.	13,962	1,237,452
Scotts Miracle-Gro Co. (The)	15,738	1,298,385
Sensient Technologies Corp.	4,060	306,083
Silgan Holdings, Inc.	25,132	1,342,049
Sonoco Products Co.(b)	24,194	1,428,898
United States Steel Corp.	183,232	5,612,396
Valvoline, Inc.	19,570	688,864
Westlake Corp.	31,100	3,705,254
Worthington Industries, Inc.	22,016	1,330,647

		44,214,073

Real Estate-2.39%
Apartment Income REIT Corp.	4,225	159,705
Brixmor Property Group, Inc.(b)	11,104	251,395
Corporate Office Properties Trust(b)	4,794	121,911
Cousins Properties, Inc.(b)	6,238	152,769
CubeSmart(b)	4,643	218,175
Douglas Emmett, Inc.(b)	12,817	181,104
EastGroup Properties, Inc.(b)	488	79,676
EPR Properties	3,170	129,463
First Industrial Realty Trust, Inc.	2,172	114,573
Healthcare Realty Trust, Inc.	8,966	174,837
Highwoods Properties, Inc.	5,848	154,972
Independence Realty Trust, Inc.(b)	6,205	112,248
JBG SMITH Properties(b)	6,280	108,330
Jones Lang LaSalle, Inc.(c)	27,471	4,792,591
Kilroy Realty Corp.(b)	5,578	200,920
Kite Realty Group Trust(b)	7,152	155,341
Lamar Advertising Co., Class A	4,345	454,313
Life Storage, Inc.	1,913	230,555
Macerich Co. (The)(b)	14,317	171,088
Medical Properties Trust, Inc.(b)	27,603	284,311
National Retail Properties, Inc.	3,444	156,082
National Storage Affiliates Trust	4,075	172,372
Omega Healthcare Investors, Inc.(b)	6,910	185,119
Park Hotels & Resorts, Inc.	38,389	527,849
Pebblebrook Hotel Trust(b)	17,730	253,007
Physicians Realty Trust(b)	6,990	103,662
PotlatchDeltic Corp.	5,858	270,405
Rayonier, Inc.(b)	5,576	187,242
Rexford Industrial Realty, Inc.	2,201	133,072
Sabra Health Care REIT, Inc.	9,802	116,742
SL Green Realty Corp.	4,587	156,187
Spirit Realty Capital, Inc.	3,345	137,747

		10,647,763

	Shares	Value
Utilities-2.07%
ALLETE, Inc.	4,922	$301,177
Black Hills Corp.	6,823	419,000
Essential Utilities, Inc.	9,079	388,400
Hawaiian Electric Industries, Inc.	17,602	712,001
IDACORP, Inc.	2,975	307,615
National Fuel Gas Co.	10,048	575,549
New Jersey Resources Corp.	12,025	613,636
NorthWestern Corp.	5,047	291,616
OGE Energy Corp.	16,740	597,953
ONE Gas, Inc.	6,287	503,966
Ormat Technologies, Inc.	1,683	142,247
PNM Resources, Inc.	8,921	437,129
Portland General Electric Co.(b)	10,412	497,694
Southwest Gas Holdings, Inc.(b)	13,542	853,281
Spire, Inc.	6,705	472,032
UGI Corp.	56,074	2,087,635

		9,200,931

Total Common Stocks & Other Equity Interests (Cost $407,722,390)		444,788,386

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $278,904)	278,904	278,904

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $408,001,294)		445,067,290

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.69%
Invesco Private Government Fund, 4.58%(d)(e)(f)	22,055,307	22,055,307
Invesco Private Prime Fund, 4.83%(d)(e)(f)	56,706,873	56,718,213

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,778,840)		78,773,520

TOTAL INVESTMENTS IN SECURITIES-117.64% (Cost $486,780,134)		523,840,810
OTHER ASSETS LESS LIABILITIES-(17.64)%		(78,537,626)

NET ASSETS-100.00%		$445,303,184

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$227,907	$3,316,237	$(3,265,240)	$-	$-	$278,904	$3,187

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,446,908	80,292,480	(80,684,081)	-	-	22,055,307	401,954	*

Invesco Private Prime Fund	57,554,621	168,061,613	(168,902,213)	(9,250)	13,442	56,718,213	1,096,720	*

Total	$80,229,436	$251,670,330	$(252,851,534)	$(9,250)	$13,442	$79,052,424	$1,501,861

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2023

Consumer Discretionary	23.02

Industrials	19.22

Information Technology	14.20

Materials	9.93

Financials	8.86

Consumer Staples	7.27

Energy	6.99

Health Care	4.74

Sector Types Each Less Than 3%	5.66
Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.66%
AMC Networks, Inc., Class A(b)	172,765	$3,863,025
ATN International, Inc.(c)	16,342	687,181
Cars.com, Inc.(b)(c)	49,017	941,126
Cinemark Holdings, Inc.(b)(c)	218,578	2,974,847
Cogent Communications Holdings, Inc.	10,818	700,357
Consolidated Communications Holdings, Inc.(b)(c)	311,018	942,385
E.W. Scripps Co. (The), Class A(b)(c)	179,519	2,265,530
Gannett Co., Inc.(b)(c)	1,291,365	3,912,836
Gogo, Inc.(b)(c)	25,808	424,800
Marcus Corp. (The)(c)	44,746	719,963
QuinStreet, Inc.(b)(c)	45,200	767,044
Scholastic Corp.	47,065	2,146,635
Shenandoah Telecommunications Co.(c)	14,721	287,354
Shutterstock, Inc.	16,773	1,261,665
TechTarget, Inc.(b)(c)	7,276	274,523
Telephone & Data Systems, Inc.	567,852	7,206,042
Thryv Holdings, Inc.(b)(c)	67,842	1,617,353
Yelp, Inc.(b)(c)	42,627	1,279,663

		32,272,329

Consumer Discretionary-24.09%
Aaron’s Co., Inc. (The)(c)	189,859	2,724,477
Abercrombie & Fitch Co., Class A(b)(c)	161,420	4,747,362
Academy Sports & Outdoors, Inc.(c)	126,252	7,467,806
Adtalem Global Education, Inc.(b)	39,767	1,555,685
American Axle & Manufacturing Holdings, Inc.(b)(c)	638,393	5,617,858
American Eagle Outfitters, Inc.(c)	328,618	4,722,241
America’s Car-Mart, Inc.(b)(c)	18,743	1,592,405
Asbury Automotive Group, Inc.(b)(c)	83,096	18,871,102
Bed Bath & Beyond, Inc.(b)(c)	2,342,698	3,303,204
Big Lots, Inc.(c)	358,513	5,144,662
BJ’s Restaurants, Inc.(b)(c)	42,613	1,363,616
Bloomin’ Brands, Inc.	213,591	5,574,725
Boot Barn Holdings, Inc.(b)(c)	27,045	2,094,635
Brinker International, Inc.(b)(c)	114,735	4,359,930
Buckle, Inc. (The)(c)	30,491	1,243,728
Caleres, Inc.(c)	139,258	3,636,026
Cavco Industries, Inc.(b)	9,322	2,656,770
Century Communities, Inc.	94,224	5,635,537
Cheesecake Factory, Inc. (The)(c)	100,859	3,776,161
Chico’s FAS, Inc.(b)(c)	386,820	2,224,215
Children’s Place, Inc. (The)(b)(c)	54,087	2,264,623
Chuy’s Holdings, Inc.(b)(c)	14,219	508,329
Dave & Buster’s Entertainment, Inc.(b)(c)	46,994	1,880,700
Designer Brands, Inc., Class A(c)	347,450	3,401,535
Dine Brands Global, Inc.(c)	13,888	1,064,793
Dorman Products, Inc.(b)(c)	20,150	1,874,554
El Pollo Loco Holdings, Inc.(c)	44,630	534,221
Ethan Allen Interiors, Inc.(c)	33,328	984,842
frontdoor, inc.(b)(c)	79,666	2,250,564
Genesco, Inc.(b)(c)	59,048	2,655,389
Gentherm, Inc.(b)(c)	16,395	1,041,246
G-III Apparel Group Ltd.(b)	242,661	4,031,813
Golden Entertainment, Inc.(b)	28,402	1,167,606
Green Brick Partners, Inc.(b)(c)	79,319	2,474,753

	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	86,063	$19,025,947
Guess?, Inc.(c)	134,851	2,837,265
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 02/28/2023; Cost $1,021,695)(d)	35,634	1,344,827
Hibbett, Inc.(c)	24,918	1,792,352
Installed Building Products, Inc.(c)	30,044	3,466,477
iRobot Corp.(b)(c)	26,246	1,078,448
Jack in the Box, Inc.(c)	22,417	1,757,493
Kontoor Brands, Inc.	64,823	3,380,519
La-Z-Boy, Inc.	108,799	3,522,912
LCI Industries	60,004	6,769,051
Leslie’s, Inc.(b)(c)	133,021	1,677,395
LGI Homes, Inc.(b)(c)	28,629	2,986,291
M.D.C. Holdings, Inc.(c)	185,927	6,879,299
M/I Homes, Inc.(b)	94,095	5,442,455
MarineMax, Inc.(b)(c)	75,359	2,530,555
Meritage Homes Corp.(b)	69,294	7,568,984
Mister Car Wash, Inc.(b)(c)	88,903	820,575
Monarch Casino & Resort, Inc.	5,958	438,628
Monro, Inc.	28,668	1,446,014
Motorcar Parts of America, Inc.(b)(c)	68,634	898,419
Movado Group, Inc.(c)	25,388	878,933
National Vision Holdings, Inc.(b)(c)	55,911	2,088,835
ODP Corp. (The)(b)	190,772	8,638,156
Oxford Industries, Inc.(c)	12,938	1,521,638
Patrick Industries, Inc.	94,592	6,891,027
Perdoceo Education Corp.(b)(c)	50,206	692,090
PetMed Express, Inc.(c)	14,365	269,775
Ruth’s Hospitality Group, Inc.	30,481	568,471
Sally Beauty Holdings, Inc.(b)(c)	353,395	5,686,126
Shake Shack, Inc., Class A(b)(c)	18,925	1,055,826
Shoe Carnival, Inc.(c)	55,725	1,468,354
Signet Jewelers Ltd.(c)	121,949	8,733,987
Six Flags Entertainment Corp.(b)	67,354	1,778,146
Sleep Number Corp.(b)(c)	77,622	3,094,013
Sonic Automotive, Inc., Class A(c)	276,948	15,755,572
Sonos, Inc.(b)(c)	101,526	1,972,650
Standard Motor Products, Inc.	39,023	1,520,726
Steven Madden Ltd	71,835	2,607,610
Strategic Education, Inc.	13,890	1,184,122
Stride, Inc.(b)(c)	56,092	2,382,227
Sturm Ruger & Co., Inc.	10,778	628,034
Tri Pointe Homes, Inc.(b)	232,383	5,540,011
Universal Electronics, Inc.(b)(c)	26,208	333,366
Upbound Group, Inc.(c)	196,671	5,280,616
Urban Outfitters, Inc.(b)(c)	180,316	4,859,516
Vista Outdoor, Inc.(b)	123,041	3,514,051
Winnebago Industries, Inc.(c)	94,003	5,974,831
Wolverine World Wide, Inc.	264,461	4,429,722
WW International, Inc.(b)(c)	291,634	1,067,380
XPEL, Inc.(b)(c)(e)	5,243	350,285
Zumiez, Inc.(b)(c)	46,504	1,081,683

		291,958,798

Consumer Staples-9.39%
Andersons, Inc. (The)	486,982	22,220,989
B&G Foods, Inc.(c)	179,525	2,274,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Calavo Growers, Inc.(c)	37,237	$1,201,638
Cal-Maine Foods, Inc.	38,734	2,200,091
Central Garden & Pet Co.(b)	43,971	1,780,825
Central Garden & Pet Co., Class A(b)(c)	46,184	1,774,851
Chefs’ Warehouse, Inc. (The)(b)(c)	76,506	2,490,270
Edgewell Personal Care Co.	56,455	2,410,628
elf Beauty, Inc.(b)(c)	8,637	645,616
Fresh Del Monte Produce, Inc.	170,609	5,336,649
Hain Celestial Group, Inc. (The)(b)(c)	113,703	2,027,324
Hostess Brands, Inc.(b)	54,878	1,355,487
Inter Parfums, Inc.(c)	10,449	1,258,164
J&J Snack Foods Corp.(c)	9,099	1,284,870
John B. Sanfilippo & Son, Inc.	12,354	1,109,019
Medifast, Inc.(c)	13,869	1,555,131
MGP Ingredients, Inc.	6,732	682,894
National Beverage Corp.(b)(c)	23,501	1,096,322
Nu Skin Enterprises, Inc., Class A	63,445	2,527,649
PriceSmart, Inc.	64,255	4,479,859
Seneca Foods Corp., Class A(b)	23,872	1,327,283
Simply Good Foods Co. (The)(b)(c)	31,894	1,221,221
SpartanNash Co.	309,917	8,293,379
Tootsie Roll Industries, Inc.	15,436	679,647
TreeHouse Foods, Inc.(b)(c)	100,495	4,903,151
United Natural Foods, Inc.(b)	781,511	31,830,943
Universal Corp.	46,017	2,328,000
USANA Health Sciences, Inc.(b)(c)	20,592	1,251,582
Vector Group Ltd.	127,343	1,689,842
WD-40 Co.(c)	3,193	553,762

		113,791,668

Energy-9.49%
Archrock, Inc.	104,127	1,152,686
Bristow Group, Inc.(b)	52,838	1,439,307
Callon Petroleum Co.(b)(c)	98,084	3,801,736
Civitas Resources, Inc.	64,690	4,539,297
CONSOL Energy, Inc.	27,336	1,496,099
Core Laboratories N.V.(c)	27,836	664,445
DMC Global, Inc.(b)(c)	35,687	955,341
Dorian LPG Ltd.	16,814	369,067
Dril-Quip, Inc.(b)(c)	16,275	557,419
Green Plains, Inc.(b)(c)	132,816	4,604,731
Helix Energy Solutions Group, Inc.(b)	134,152	1,110,779
Helmerich & Payne, Inc.	49,021	2,062,804
Nabors Industries Ltd.(b)(c)	19,527	2,935,103
Oceaneering International, Inc.(b)	155,650	3,251,528
Oil States International, Inc.(b)	119,190	1,088,205
Par Pacific Holdings, Inc.(b)	366,381	10,178,064
Patterson-UTI Energy, Inc.	161,281	2,209,550
ProPetro Holding Corp.(b)	130,589	1,150,489
Ranger Oil Corp., Class A(c)	32,163	1,334,765
REX American Resources Corp.(b)(c)	30,982	1,022,716
RPC, Inc.(c)	180,551	1,583,432
SM Energy Co.	106,729	3,149,573
Talos Energy, Inc.(b)(c)	96,054	1,710,722
US Silica Holdings, Inc.(b)	126,845	1,539,898
Vital Energy, Inc.(b)(c)	42,796	2,199,286
World Fuel Services Corp.	2,145,565	58,895,759

		115,002,801

Financials-8.57%
Ambac Financial Group, Inc.(b)	22,281	368,751

	Shares	Value
Financials-(continued)
American Equity Investment Life Holding Co.	113,870	$4,742,685
Ameris Bancorp	23,013	1,101,632
AMERISAFE, Inc.	6,002	327,349
Apollo Commercial Real Estate Finance, Inc.(c)	51,591	592,781
Assured Guaranty Ltd.	13,821	862,569
Avantax, Inc.(b)(c)	40,671	1,162,784
Axos Financial, Inc.(b)	22,294	1,056,513
B. Riley Financial, Inc.(c)	24,810	986,942
Banc of California, Inc.	24,206	424,815
BancFirst Corp.	5,992	540,778
Bancorp, Inc. (The)(b)(c)	13,126	454,028
BankUnited, Inc.(c)	34,975	1,238,815
Banner Corp.	9,446	594,909
Berkshire Hills Bancorp, Inc.	14,079	409,136
Bread Financial Holdings, Inc.(c)	114,486	4,701,940
Brightsphere Investment Group, Inc.	24,411	611,984
Brookline Bancorp, Inc.	25,638	332,268
Capitol Federal Financial, Inc.(c)	37,947	318,375
Central Pacific Financial Corp.	13,517	303,186
City Holding Co.(c)	2,951	289,788
Community Bank System, Inc.	11,267	687,850
Customers Bancorp, Inc.(b)(c)	30,095	926,926
CVB Financial Corp.	20,043	479,629
Dime Community Bancshares, Inc.	14,081	431,442
Donnelley Financial Solutions, Inc.(b)(c)	25,148	1,064,012
Eagle Bancorp, Inc.(c)	9,315	408,090
Ellington Financial, Inc.	22,803	293,475
Employers Holdings, Inc.	16,515	733,431
Encore Capital Group, Inc.(b)	30,349	1,568,436
Enova International, Inc.(b)	44,070	2,148,412
EZCORP, Inc., Class A(b)(c)	113,985	1,005,348
FB Financial Corp.	16,120	607,563
First Bancorp	73,842	1,071,447
First Bancorp/Southern Pines NC(c)	8,796	364,946
First Commonwealth Financial Corp.	29,319	469,397
First Financial Bancorp	28,604	704,803
First Hawaiian, Inc.	32,357	884,964
Franklin BSP Realty Trust, Inc.	18,208	255,094
Genworth Financial, Inc., Class A(b)	1,553,334	9,677,271
Granite Point Mortgage Trust, Inc.	30,527	182,857
Green Dot Corp., Class A(b)	81,553	1,543,798
Hanmi Financial Corp.(c)	11,490	271,394
HCI Group, Inc.(c)	14,700	771,750
Heritage Financial Corp.	8,135	226,722
Hilltop Holdings, Inc.	49,820	1,652,529
HomeStreet, Inc.(c)	12,853	324,281
Hope Bancorp, Inc.	53,199	681,479
Horace Mann Educators Corp.(c)	37,505	1,386,185
Independent Bank Corp.	8,134	648,117
Independent Bank Group, Inc.	10,962	645,223
James River Group Holdings Ltd.	36,563	881,168
KKR Real Estate Finance Trust, Inc.(c)	24,303	352,394
Lakeland Financial Corp.(c)	3,448	246,946
LendingTree, Inc.(b)	51,080	1,682,064
Mercury General Corp.	103,488	3,523,766
Mr. Cooper Group, Inc.(b)	68,763	3,192,666
National Bank Holdings Corp., Class A	7,420	300,436
NBT Bancorp, Inc.	12,878	522,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
New York Mortgage Trust, Inc.(c)	137,084	$366,014
NMI Holdings, Inc., Class A(b)(c)	27,043	631,184
Northfield Bancorp, Inc.	12,039	177,094
Northwest Bancshares, Inc.	38,218	528,173
OFG Bancorp	23,822	724,665
Pacific Premier Bancorp, Inc.	24,633	798,602
Palomar Holdings, Inc.(b)(c)	6,173	370,380
Park National Corp.(c)	3,624	463,038
Pathward Financial, Inc.	13,546	690,981
Piper Sandler Cos.	12,707	1,918,630
PRA Group, Inc.(b)(c)	30,349	1,291,653
Preferred Bank	3,723	262,099
ProAssurance Corp.	61,564	1,224,508
PROG Holdings, Inc.(b)(c)	155,748	3,850,091
Provident Financial Services, Inc.(c)	24,357	568,736
Ready Capital Corp.(c)	64,702	728,545
Redwood Trust, Inc.(c)	97,658	743,177
Renasant Corp.	16,842	605,975
S&T Bancorp, Inc.(c)	10,805	402,594
Safety Insurance Group, Inc.	9,662	779,627
Seacoast Banking Corp. of Florida(c)	12,403	378,416
ServisFirst Bancshares, Inc.(c)	7,458	551,519
Simmons First National Corp., Class A	45,827	1,018,734
SiriusPoint Ltd. (Bermuda)(b)	368,739	2,618,047
Southside Bancshares, Inc.(c)	8,116	309,950
Stellar Bancorp, Inc.(c)	5,663	165,643
Stewart Information Services Corp.(c)	82,025	3,485,242
StoneX Group, Inc.(b)	20,147	2,031,422
Tompkins Financial Corp.	4,157	310,902
Triumph Financial, Inc.(b)(c)	9,290	565,297
Trupanion, Inc.(b)(c)	16,807	998,000
TrustCo Bank Corp.	5,263	197,152
Trustmark Corp.	21,305	626,367
Two Harbors Investment Corp.(c)	15,951	264,308
United Community Banks, Inc.	24,631	815,532
United Fire Group, Inc.	35,355	1,009,032
Universal Insurance Holdings, Inc.	112,645	2,177,428
Veritex Holdings, Inc.	15,103	402,646
Virtus Investment Partners, Inc.(c)	4,862	1,023,111
Walker & Dunlop, Inc.	13,943	1,216,248
Westamerica Bancorporation	4,221	232,662
WisdomTree, Inc.	59,396	354,594
World Acceptance Corp.(b)(c)	9,097	849,296
WSFS Financial Corp.	18,591	927,877

		103,896,248

Health Care-7.85%
AdaptHealth Corp.(b)(c)	140,115	2,240,439
Addus HomeCare Corp.(b)(c)	9,251	1,005,029
Agiliti, Inc.(b)(c)	70,491	1,343,558
AMN Healthcare Services, Inc.(b)(c)	49,558	4,460,716
Amphastar Pharmaceuticals, Inc.(b)(c)	17,548	559,079
AngioDynamics, Inc.(b)(c)	27,008	334,359
ANI Pharmaceuticals, Inc.(b)(c)	7,346	307,357
Anika Therapeutics, Inc.(b)	5,116	162,177
Apollo Medical Holdings, Inc.(b)(c)	37,561	1,310,879
Arcus Biosciences, Inc.(b)(c)	14,727	268,179
Artivion, Inc.(b)(c)	24,959	330,457
Avanos Medical, Inc.(b)(c)	30,857	866,156
Avid Bioservices, Inc.(b)(c)	10,012	164,798

	Shares	Value
Health Care-(continued)
BioLife Solutions, Inc.(b)(c)	8,200	$190,732
Cara Therapeutics, Inc.(b)(c)	3,663	37,216
Cardiovascular Systems, Inc.(b)	18,201	358,742
Catalyst Pharmaceuticals, Inc.(b)(c)	12,066	184,127
Coherus Biosciences, Inc.(b)(c)	35,512	240,416
Collegium Pharmaceutical, Inc.(b)(c)	17,037	451,992
Community Health Systems, Inc.(b)	3,594,721	21,784,009
Computer Programs and Systems, Inc.(b)(c)	11,803	354,208
CONMED Corp.(c)	11,988	1,153,126
Corcept Therapeutics, Inc.(b)	19,161	399,124
CorVel Corp.(b)(c)	4,856	875,440
Cross Country Healthcare, Inc.(b)(c)	98,430	2,603,473
Cutera, Inc.(b)(c)	5,328	172,787
Cytokinetics, Inc.(b)(c)	4,242	183,933
Dynavax Technologies Corp.(b)(c)	67,200	692,160
Eagle Pharmaceuticals, Inc.(b)	9,920	277,760
Embecta Corp.(c)	36,724	1,173,332
Emergent BioSolutions, Inc.(b)(c)	128,792	1,594,445
Enanta Pharmaceuticals, Inc.(b)	2,116	102,626
Enhabit, Inc.(b)	80,503	1,235,721
Ensign Group, Inc. (The)	32,826	2,937,270
Fulgent Genetics, Inc.(b)(c)	24,265	795,649
Glaukos Corp.(b)(c)	6,409	302,697
Harmony Biosciences Holdings, Inc.(b)(c)	7,002	308,298
HealthStream, Inc.(b)	10,935	280,483
Heska Corp.(b)(c)	4,003	325,964
Innoviva, Inc.(b)(c)	29,874	360,579
Inogen, Inc.(b)(c)	18,005	282,138
Integer Holdings Corp.(b)	18,760	1,406,625
Ironwood Pharmaceuticals, Inc.(b)(c)	36,696	413,564
iTeos Therapeutics, Inc.(b)	23,797	421,445
LeMaitre Vascular, Inc.(c)	3,611	180,947
Ligand Pharmaceuticals, Inc.(b)	3,939	284,159
Merit Medical Systems, Inc.(b)(c)	16,148	1,139,726
Mesa Laboratories, Inc.	1,285	226,828
ModivCare, Inc.(b)(c)	28,064	2,755,604
Myriad Genetics, Inc.(b)(c)	36,185	684,620
Nektar Therapeutics(b)(c)	30,913	42,660
NeoGenomics, Inc.(b)	43,567	734,104
NextGen Healthcare, Inc.(b)	33,560	607,772
NuVasive, Inc.(b)(c)	29,870	1,291,280
OmniAb, Inc.(b)(f)	785	0
OmniAb, Inc.(b)(f)	785	0
OptimizeRx Corp.(b)(c)	3,454	61,654
OraSure Technologies, Inc.(b)(c)	65,157	411,141
Organogenesis Holdings, Inc.(b)(c)	180,730	442,788
Orthofix Medical, Inc.(b)(c)	23,447	483,008
Owens & Minor, Inc.(b)(c)	488,538	7,489,288
Pacira BioSciences, Inc.(b)	14,747	627,780
Pediatrix Medical Group, Inc.(b)(c)	132,994	2,093,326
Pennant Group, Inc. (The)(b)	47,340	711,047
Phibro Animal Health Corp., Class A	77,915	1,224,045
Prestige Consumer Healthcare, Inc.(b)	18,781	1,131,555
RadNet, Inc.(b)(c)	71,307	1,681,776
REGENXBIO, Inc.(b)(c)	22,782	506,899
Select Medical Holdings Corp.	278,864	7,582,312
Simulations Plus, Inc.(c)	1,389	52,838
Supernus Pharmaceuticals, Inc.(b)(c)	19,258	723,908
SurModics, Inc.(b)(c)	2,880	62,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
uniQure N.V. (Netherlands)(b)	2,860	$59,946
US Physical Therapy, Inc.	6,354	643,851
Vanda Pharmaceuticals, Inc.(b)	25,275	162,771
Varex Imaging Corp.(b)(c)	44,049	779,227
Veradigm, Inc.(b)(c)	46,507	772,481
Vericel Corp.(b)(c)	7,134	216,945
Vir Biotechnology, Inc.(b)(c)	99,113	2,259,776
Xencor, Inc.(b)	10,404	334,280
Zimvie, Inc.(b)(c)	109,920	1,250,890
Zynex, Inc.(b)(c)	11,509	148,696

		95,116,091

Industrials-18.04%
3D Systems Corp.(b)(c)	61,837	605,384
AAON, Inc.	9,887	899,322
AAR Corp.(b)	42,265	2,298,793
ABM Industries, Inc.(c)	172,283	8,340,220
Aerojet Rocketdyne Holdings, Inc.(b)	42,916	2,417,887
AeroVironment, Inc.(b)(c)	5,728	491,119
Alamo Group, Inc.	10,714	1,954,126
Albany International Corp., Class A(c)	10,252	1,034,632
Allegiant Travel Co.(b)(c)	31,900	3,271,345
American Woodmark Corp.(b)	40,765	2,078,200
Apogee Enterprises, Inc.	31,274	1,431,098
Applied Industrial Technologies, Inc.	32,480	4,640,093
ArcBest Corp.	71,631	6,890,902
Arcosa, Inc.	40,798	2,472,359
Astec Industries, Inc.	29,460	1,326,584
Atlas Air Worldwide Holdings, Inc.(b)(c)	46,614	4,699,157
AZZ, Inc.	29,613	1,203,768
Barnes Group, Inc.	32,472	1,368,370
Boise Cascade Co.	125,115	8,646,698
Brady Corp., Class A	29,216	1,611,555
CIRCOR International, Inc.(b)(c)	30,950	905,906
Comfort Systems USA, Inc.	33,573	4,882,857
CoreCivic, Inc.(b)	162,166	1,574,632
Deluxe Corp.	138,125	2,547,025
DXP Enterprises, Inc.(b)	55,903	1,616,156
Encore Wire Corp.(c)	22,446	4,332,302
Enerpac Tool Group Corp.(c)	25,320	681,868
EnPro Industries, Inc.	11,431	1,228,832
ESCO Technologies, Inc.	9,878	920,531
Exponent, Inc.	5,011	515,632
Federal Signal Corp.	30,320	1,599,986
Forrester Research, Inc.(b)(c)	15,859	521,603
Forward Air Corp.	18,961	1,956,965
Franklin Electric Co., Inc.	26,194	2,503,361
GEO Group, Inc. (The)(b)(c)	222,938	1,952,937
Gibraltar Industries, Inc.(b)	30,527	1,630,447
GMS, Inc.(b)	96,925	5,884,317
Granite Construction, Inc.(c)	87,857	3,795,422
Greenbrier Cos., Inc. (The)(c)	89,259	2,866,106
Griffon Corp.	85,218	3,107,900
Harsco Corp.(b)(c)	291,643	2,467,300
Hawaiian Holdings, Inc.(b)(c)	203,143	2,275,202
Healthcare Services Group, Inc.	134,845	1,789,393
Heartland Express, Inc.(c)	48,543	782,999
Heidrick & Struggles International, Inc.	41,792	1,434,719
Hillenbrand, Inc.(c)	61,970	2,921,266
HNI Corp.	92,347	2,885,844

	Shares	Value
Industrials-(continued)
Hub Group, Inc., Class A(b)	71,298	$6,540,166
Insteel Industries, Inc.	30,175	897,706
Interface, Inc.	129,104	1,138,697
John Bean Technologies Corp.	24,436	2,709,708
Kaman Corp.(c)	32,598	847,548
KAR Auction Services, Inc.(b)(c)	130,621	1,866,574
Kelly Services, Inc., Class A	334,816	5,601,472
Korn Ferry	56,627	3,164,883
Lindsay Corp.	4,671	702,939
Liquidity Services, Inc.(b)	22,153	280,457
Marten Transport Ltd.	61,207	1,350,838
Matson, Inc.(c)	83,800	5,573,538
Matthews International Corp., Class A	60,554	2,310,741
MillerKnoll, Inc.	235,579	5,623,271
Moog, Inc., Class A	37,216	3,670,242
Mueller Industries, Inc.	64,931	4,802,946
MYR Group, Inc.(b)	31,934	3,851,560
National Presto Industries, Inc.	4,619	317,002
NOW, Inc.(b)	183,459	2,357,448
NV5 Global, Inc.(b)(c)	5,699	599,649
Park Aerospace Corp.	4,223	69,342
PGT Innovations, Inc.(b)	80,703	1,706,868
Pitney Bowes, Inc.	982,578	4,264,389
Powell Industries, Inc.	15,338	680,240
Proto Labs, Inc.(b)(c)	20,459	643,231
Quanex Building Products Corp.(c)	53,330	1,383,913
Resideo Technologies, Inc.(b)(c)	413,407	7,581,884
Resources Connection, Inc.	44,738	807,968
SkyWest, Inc.(b)	178,060	3,395,604
SPX Technologies, Inc.(b)(c)	21,421	1,508,895
Standex International Corp.(c)	7,412	857,420
Sun Country Airlines Holdings, Inc.(b)(c)	47,182	945,999
Tennant Co.	17,855	1,264,491
Titan International, Inc.(b)(c)	168,983	2,097,079
Trinity Industries, Inc.(c)	64,491	1,799,944
Triumph Group, Inc.(b)	119,443	1,507,371
TrueBlue, Inc.(b)(c)	126,322	2,362,221
UniFirst Corp.	10,916	2,140,955
Veritiv Corp.(c)	55,456	8,398,257
Viad Corp.(b)(c)	38,470	989,064
Wabash National Corp.(c)	102,782	2,816,227

		218,691,867

Information Technology-8.27%
8x8, Inc.(b)(c)	163,307	868,793
A10 Networks, Inc.	15,098	229,792
Adeia, Inc.	92,269	909,772
ADTRAN Holdings, Inc.	42,375	739,444
Advanced Energy Industries, Inc.	19,926	1,854,712
Agilysys, Inc.(b)	3,062	244,684
Alarm.com Holdings, Inc.(b)	17,003	864,262
Alpha & Omega Semiconductor Ltd.(b)(c)	25,846	690,347
Arlo Technologies, Inc.(b)	158,725	603,155
Avid Technology, Inc.(b)(c)	16,110	468,157
Axcelis Technologies, Inc.(b)	10,840	1,393,374
Badger Meter, Inc.	4,915	597,762
Benchmark Electronics, Inc.	104,755	2,492,121
Cerence, Inc.(b)(c)	18,568	508,392
CEVA, Inc.(b)(c)	5,185	163,639
Clearfield, Inc.(b)(c)	2,742	171,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Cohu, Inc.(b)(c)	24,135	$897,822
Comtech Telecommunications Corp.	37,451	598,841
Consensus Cloud Solutions, Inc.(b)	6,814	279,646
Corsair Gaming, Inc.(b)(c)	102,101	1,786,767
CSG Systems International, Inc.	19,544	1,098,373
CTS Corp.(c)	15,061	652,292
Digi International, Inc.(b)(c)	10,144	338,505
Digital Turbine, Inc.(b)	48,042	515,971
Diodes, Inc.(b)	24,271	2,225,408
Ebix, Inc.(c)	55,224	959,793
ePlus, Inc.(b)	44,286	2,398,973
EVERTEC, Inc.	19,852	730,752
Extreme Networks, Inc.(b)	59,660	1,116,835
Fabrinet (Thailand)(b)(c)	18,825	2,294,203
FARO Technologies, Inc.(b)(c)	11,172	303,878
FormFactor, Inc.(b)	34,270	1,031,527
Harmonic, Inc.(b)	46,784	617,081
Ichor Holdings Ltd.(b)	44,445	1,464,463
Insight Enterprises, Inc.(b)(c)	109,913	14,719,549
InterDigital, Inc.(c)	9,396	685,814
Itron, Inc.(b)	36,656	2,044,305
Knowles Corp.(b)(c)	50,193	852,277
Kulicke & Soffa Industries, Inc. (Singapore)(c)	32,960	1,756,768
LivePerson, Inc.(b)(c)	44,715	452,516
LiveRamp Holdings, Inc.(b)	26,421	624,328
MaxLinear, Inc.(b)(c)	31,618	1,081,652
Methode Electronics, Inc.	25,953	1,264,690
NETGEAR, Inc.(b)	46,480	841,288
NetScout Systems, Inc.(b)(c)	26,381	750,276
OneSpan, Inc.(b)	18,417	248,998
Onto Innovation, Inc.(b)	13,209	1,089,346
OSI Systems, Inc.(b)	14,205	1,314,673
Payoneer Global, Inc.(b)	108,872	631,458
PC Connection, Inc.	65,852	2,884,318
PDF Solutions, Inc.(b)	4,782	179,038
Perficient, Inc.(b)(c)	12,543	888,044
Photronics, Inc.(b)	44,806	789,482
Plexus Corp.(b)	37,830	3,627,519
Progress Software Corp.	11,710	672,622
Rambus, Inc.(b)	11,734	518,995
Rogers Corp.(b)	8,335	1,226,912
Sabre Corp.(b)(c)	414,698	2,098,372
Sanmina Corp.(b)	132,528	8,012,643
ScanSource, Inc.(b)	124,841	3,892,542
Semtech Corp.(b)(c)	27,366	843,146
SMART Global Holdings, Inc.(b)	114,193	1,907,023
SPS Commerce, Inc.(b)(c)	3,333	502,083
TTEC Holdings, Inc.	54,818	2,206,973
TTM Technologies, Inc.(b)	163,754	2,176,291
Ultra Clean Holdings, Inc.(b)	71,863	2,289,555
Unisys Corp.(b)	487,851	2,429,498
Veeco Instruments, Inc.(b)(c)	34,930	742,961
Viavi Solutions, Inc.(b)	123,272	1,348,596
Xperi, Inc.(b)(c)	47,640	556,912

		100,262,895

Materials-7.57%
AdvanSix, Inc.	51,759	2,129,883
American Vanguard Corp.	28,181	588,137

	Shares	Value
Materials-(continued)
Arconic Corp.(b)	429,432	$11,354,182
ATI, Inc.(b)(c)	126,564	5,144,827
Balchem Corp.	7,208	937,040
Carpenter Technology Corp.(c)	53,113	2,566,951
Century Aluminum Co.(b)(c)	390,661	4,715,278
Clearwater Paper Corp.(b)(c)	55,529	2,142,864
Compass Minerals International, Inc.	29,952	1,154,051
FutureFuel Corp.	48,354	423,097
H.B. Fuller Co.	50,117	3,496,162
Hawkins, Inc.	23,015	936,020
Haynes International, Inc.	10,532	576,206
Innospec, Inc.	17,958	1,965,683
Kaiser Aluminum Corp.(c)	44,859	3,558,216
Koppers Holdings, Inc.	65,803	2,361,670
Livent Corp.(b)(c)	31,053	728,193
Materion Corp.	22,008	2,457,853
Mativ Holdings, Inc., Class A	99,475	2,577,397
Mercer International, Inc. (Germany)	194,147	2,092,905
Minerals Technologies, Inc.	36,751	2,232,623
Myers Industries, Inc.(c)	39,355	1,016,933
O-I Glass, Inc.(b)	439,827	9,772,956
Olympic Steel, Inc.	84,515	4,437,037
Quaker Chemical Corp.(c)	11,522	2,255,777
Rayonier Advanced Materials, Inc.(b)(c)	200,435	1,643,567
Stepan Co.	25,888	2,694,682
SunCoke Energy, Inc.	236,606	2,250,123
Sylvamo Corp.	70,775	3,491,331
TimkenSteel Corp.(b)(c)	82,720	1,512,949
Tredegar Corp.	92,596	1,075,966
Trinseo PLC(c)	235,374	5,455,969
Warrior Met Coal, Inc.	53,522	2,048,287

		91,794,815

Real Estate-3.49%
Acadia Realty Trust(c)	22,831	332,648
Alexander & Baldwin, Inc.(c)	21,396	399,463
American Assets Trust, Inc.	15,902	401,207
Anywhere Real Estate, Inc.(b)	1,133,426	6,562,537
Armada Hoffler Properties, Inc.	32,208	412,907
Brandywine Realty Trust	82,025	483,127
CareTrust REIT, Inc.(c)	9,998	196,661
Centerspace(c)	3,845	240,735
Chatham Lodging Trust	15,974	195,043
Community Healthcare Trust, Inc.	2,834	109,789
Cushman & Wakefield PLC(b)(c)	910,685	11,784,264
DiamondRock Hospitality Co.	106,102	925,209
Douglas Elliman, Inc.(c)	334,736	1,412,586
Easterly Government Properties, Inc.	19,612	296,141
Elme Communities	10,719	199,481
Essential Properties Realty Trust, Inc.(c)	12,237	315,225
Four Corners Property Trust, Inc.(c)	8,328	226,105
Franklin Street Properties Corp.	57,652	139,518
Getty Realty Corp.	5,016	172,199
Global Net Lease, Inc.(c)	29,897	422,146
Hersha Hospitality Trust, Class A	43,573	364,270
Hudson Pacific Properties, Inc.	99,486	918,256
Industrial Logistics Properties Trust	95,761	392,620
Innovative Industrial Properties, Inc.(c)	2,384	210,769
iStar, Inc.	24,898	191,715
LTC Properties, Inc.	4,429	158,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
LXP Industrial Trust	31,860	$332,300
Marcus & Millichap, Inc.(c)	45,421	1,561,120
NexPoint Residential Trust, Inc.	5,662	274,211
Office Properties Income Trust(c)	41,178	676,966
Orion Office REIT, Inc.(c)	22,431	192,009
Outfront Media, Inc.	109,217	1,905,837
RE/MAX Holdings, Inc., Class A	18,500	342,065
Retail Opportunity Investments Corp.	20,187	287,261
RPT Realty, (Acquired 05/09/2017 - 02/15/2023; Cost $220,741)(d)	20,373	218,399
Safehold, Inc.(c)	9,352	279,438
Saul Centers, Inc.	6,039	237,453
Service Properties Trust	246,581	2,707,459
SITE Centers Corp.(c)	32,155	429,912
St. Joe Co. (The)	8,151	349,107
Summit Hotel Properties, Inc.	79,593	588,988
Sunstone Hotel Investors, Inc.(c)	83,768	885,428
Tanger Factory Outlet Centers, Inc.(c)	24,438	461,634
Uniti Group, Inc.(c)	197,432	1,083,902
Universal Health Realty Income Trust(c)	1,793	95,065
Urban Edge Properties(c)	29,005	446,677
Urstadt Biddle Properties, Inc., Class A	7,901	136,687
Veris Residential, Inc.(b)	22,274	359,502
Whitestone REIT	14,540	137,403
Xenia Hotels & Resorts, Inc.	63,613	893,127

		42,345,218

Utilities-0.49%
American States Water Co.	5,125	457,663
Avista Corp.	39,516	1,624,898
California Water Service Group	13,237	757,686
Chesapeake Utilities Corp.	5,691	728,960
Middlesex Water Co.	1,800	137,700

	Shares	Value
Utilities-(continued)
Northwest Natural Holding Co.	20,494	$990,680
SJW Group(c)	7,728	590,728
Unitil Corp.	10,832	588,394

		5,876,709

Total Common Stocks & Other Equity Interests (Cost $1,139,320,607)		1,211,009,439

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(g)(h) (Cost $152,088)	152,088	152,088

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,139,472,695)		1,211,161,527

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.64%
Invesco Private Government Fund, 4.58%(g)(h)(i)	76,837,921	76,837,921
Invesco Private Prime Fund, 4.83%(g)(h)(i) .	197,536,671	197,576,171

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $274,419,070)		274,414,092

TOTAL INVESTMENTS IN SECURITIES-122.56% (Cost $1,413,891,765)		1,485,575,619
OTHER ASSETS LESS LIABILITIES-(22.56)%		(273,452,529)

NET ASSETS-100.00%		$1,212,123,090

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The aggregate value of these securities at February 28, 2023 was $1,563,226, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,315,172	$13,576,947	$(14,740,031)	$-	$-	$152,088	$6,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$60,858,717	$158,689,305	$(142,710,101)	$-	$-	$76,837,921	$1,281,979	*

Invesco Private Prime Fund	156,537,964	331,239,858	(290,222,546)	(19,660)	40,555	197,576,171	3,490,887	*

Total	$218,711,853	$503,506,110	$(447,672,678)	$(19,660)	$40,555	$274,566,180	$4,779,524

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2023

Consumer Discretionary	24.09

Industrials	18.04

Energy	9.49

Consumer Staples	9.39

Financials	8.57

Information Technology	8.27

Health Care	7.85

Materials	7.57

Real Estate	3.49

Sector Types Each Less Than 3%	3.15

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Communication Services-8.11%
Omnicom Group, Inc.	326,611	$29,581,158
Paramount Global, Class B(b)	2,525,248	54,090,812

		83,671,970

Consumer Discretionary-11.06%
Best Buy Co., Inc.	628,860	52,264,555
Foot Locker, Inc.(b)	437,710	19,136,681
Kohl’s Corp.(b)	1,153,761	32,351,458
Leggett & Platt, Inc.(b)	299,109	10,316,269

		114,068,963

Consumer Staples-10.45%
Energizer Holdings, Inc.(b)	164,610	5,963,821
Kraft Heinz Co. (The)	1,278,213	49,773,614
Walgreens Boots Alliance, Inc.	1,464,940	52,049,318

		107,786,753

Energy-9.98%
DT Midstream, Inc.(b)	33,367	1,675,023
Exxon Mobil Corp.	462,075	50,786,664
Phillips 66	491,458	50,403,933

		102,865,620

Financials-29.16%
Citigroup, Inc.	1,022,893	51,850,446
Citizens Financial Group, Inc.	428,580	17,897,501
F.N.B. Corp.	208,507	2,975,395
Franklin Resources, Inc.(b)	538,790	15,878,141
Huntington Bancshares, Inc.	1,063,898	16,298,917
Invesco Ltd.(c)	645,406	11,397,870
KeyCorp	879,733	16,090,317
Lincoln National Corp.	1,158,383	36,743,909
Navient Corp.	394,477	7,120,310
Old Republic International Corp.	684,336	18,045,940
Truist Financial Corp.	1,043,709	49,002,138
U.S. Bancorp	1,076,802	51,395,760
United Bankshares, Inc.(b)	50,642	2,064,674
Valley National Bancorp(b)	333,137	3,857,726

		300,619,044

Health Care-3.13%
Viatris, Inc.	2,826,685	32,224,209

Industrials-4.78%
3M Co.	457,280	49,267,347

Information Technology-6.34%
Intel Corp.	1,757,210	43,807,245
Seagate Technology Holdings PLC(b)	334,724	21,609,782

		65,417,027

Materials-4.99%
International Paper Co.	1,132,640	41,216,770
Scotts Miracle-Gro Co. (The)	123,501	10,188,832

		51,405,602

	Shares	Value
Real Estate-6.29%
Apartment Income REIT Corp.	40,693	$1,538,195
Boston Properties, Inc.(b)	84,393	5,526,054
Brixmor Property Group, Inc.	104,034	2,355,330
Corporate Office Properties Trust(b)	52,312	1,330,294
Cousins Properties, Inc.(b)	57,743	1,414,126
CubeSmart(b)	43,858	2,060,887
Digital Realty Trust, Inc.(b)	90,063	9,387,267
Douglas Emmett, Inc.(b)	127,364	1,799,653
Federal Realty Investment Trust	18,604	1,986,535
Healthpeak Properties, Inc.	145,577	3,502,583
Iron Mountain, Inc.(b)	187,340	9,882,185
JBG SMITH Properties(b)	62,821	1,083,662
Kilroy Realty Corp.(b)	55,007	1,981,352
Kite Realty Group Trust(b)	71,748	1,558,367
Lamar Advertising Co., Class A	38,627	4,038,839
National Retail Properties, Inc.	31,823	1,442,218
National Storage Affiliates Trust	39,140	1,655,622
Realty Income Corp.	91,477	5,849,954
Regency Centers Corp.	35,065	2,205,589
VICI Properties, Inc.(b)	127,858	4,287,079

		64,885,791

Utilities-5.43%
ALLETE, Inc.	48,537	2,969,979
NorthWestern Corp.	48,346	2,793,432
OGE Energy Corp.(b)	163,449	5,838,398
Pinnacle West Capital Corp.(b)	108,916	8,024,931
PPL Corp.	472,800	12,798,696
Spire, Inc.	60,676	4,271,590
UGI Corp.	517,428	19,263,845

		55,960,871

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $1,027,836,322)		1,028,173,197

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.56%
Invesco Private Government Fund, 4.58%(c)(d)(e)	36,144,431	36,144,431
Invesco Private Prime Fund, 4.83%(c)(d)(e)	93,278,382	93,297,034

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,446,616)		129,441,465

TOTAL INVESTMENTS IN SECURITIES-112.28% (Cost $1,157,282,938)		1,157,614,662
OTHER ASSETS LESS LIABILITIES-(12.28)%		(126,594,726)

NET ASSETS-100.00%		$1,031,019,936

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Invesco Ltd.	$-	$13,809,149	$(3,676,264)	$1,235,279	$29,706	$11,397,870	$228,068

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	18,903,557	(18,903,557)	-	-	-	12,270

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	29,112,363	168,496,430	(161,464,362)	-	-	36,144,431	386,505	*

Invesco Private Prime Fund	75,625,363	391,218,480	(373,552,450)	(7,293)	12,934	93,297,034	1,055,748	*

Total	$104,737,726	$592,427,616	$(557,596,633)	$1,227,986	$42,640	$140,839,335	$1,682,591

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2023

Financials	29.16

Consumer Discretionary	11.06

Consumer Staples	10.45

Energy	9.98

Communication Services	8.11

Information Technology	6.34

Real Estate	6.29

Utilities	5.43

Materials	4.99

Industrials	4.78

Health Care	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$1,680,222,321	$444,788,386	$1,211,009,439	$1,016,775,327
Affiliated investments in securities, at value	30,995,338	79,052,424	274,566,180	140,839,335
Cash	-	105	467	-
Receivable for:
Dividends	4,330,639	344,253	711,554	4,581,819
Securities lending	5,473	21,805	584,206	19,875
Investments sold	-	264,067	704,768	2,626,061
Fund shares sold	-	-	10,810,345	-

Total assets	1,715,553,771	524,471,040	1,498,386,959	1,164,842,417

Liabilities:
Due to custodian	157,630	-	-	919,333
Payable for:
Investments purchased	-	27,682	11,065,610	3,133,592
Investments purchased - affiliated broker	-	228,117	420,820	-
Collateral upon return of securities loaned	30,368,883	78,778,840	274,419,070	129,446,616
Accrued unitary management fees	520,158	133,217	358,369	322,940

Total liabilities	31,046,671	79,167,856	286,263,869	133,822,481

Net Assets	$1,684,507,100	$445,303,184	$1,212,123,090	$1,031,019,936

Net assets consist of:
Shares of beneficial interest	$1,615,311,347	$465,914,089	$1,309,733,128	$1,459,580,141
Distributable earnings (loss)	69,195,753	(20,610,905)	(97,610,038)	(428,560,205)

Net Assets	$1,684,507,100	$445,303,184	$1,212,123,090	$1,031,019,936

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,251,400	4,741,400	10,091,400	23,270,000
Net asset value	$75.70	$93.92	$120.11	$44.31

Market price	$75.64	$94.01	$120.22	$44.32

Unaffiliated investments in securities, at cost	$1,513,052,187	$407,722,390	$1,139,320,607	$1,017,673,731

Affiliated investments in securities, at cost	$30,999,530	$79,057,744	$274,571,158	$139,609,207

(a) Includes securities on loan with an aggregate value of:	$29,400,949	$76,990,403	$264,950,442	$125,052,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$16,722,623	$2,774,765	$6,953,714	$17,981,245
Affiliated dividend income	25,173	3,187	6,658	240,338
Securities lending income, net	42,692	116,197	1,237,938	112,130
Foreign withholding tax	(1,804)	-	(2,601)	-

Total investment income	16,788,684	2,894,149	8,195,709	18,333,713

Expenses:
Unitary management fees	3,047,515	739,066	1,849,598	1,792,153

Less: Waivers	(320)	(78)	(179)	(364)

Net expenses	3,047,195	738,988	1,849,419	1,791,789

Net investment income	13,741,489	2,155,161	6,346,290	16,541,924

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities.	(24,217,134)	(4,473,844)	(25,146,786)	(32,408,641)
Affiliated investment securities	(57,641)	13,442	40,555	(14,476)
Unaffiliated in-kind redemptions	26,252,239	4,518,519	3,407,614	87,850,162
Affiliated in-kind redemptions	3,122	-	-	57,116

Net realized gain (loss)	1,980,586	58,117	(21,698,617)	55,484,161

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities.	34,691,400	41,974,241	113,259,756	(2,474,073)
Affiliated investment securities	107,426	(9,250)	(19,660)	1,227,986

Change in net unrealized appreciation (depreciation)	34,798,826	41,964,991	113,240,096	(1,246,087)

Net realized and unrealized gain	36,779,412	42,023,108	91,541,479	54,238,074

Net increase in net assets resulting from operations	$50,520,901	$44,178,269	$97,887,769	$70,779,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Operations:
Net investment income	$13,741,489	$19,722,280	$2,155,161	$4,422,910
Net realized gain (loss)	1,980,586	89,647,338	58,117	46,738,520
Change in net unrealized appreciation (depreciation)	34,798,826	(136,122,398)	41,964,991	(77,140,185)

Net increase (decrease) in net assets resulting from operations	50,520,901	(26,752,780)	44,178,269	(25,978,755)

Distributions to Shareholders from:
Distributable earnings	(12,545,959)	(18,180,842)	(2,176,909)	(4,226,591)

Shareholder Transactions:
Proceeds from shares sold	257,276,608	680,918,677	69,043,842	154,344,725
Value of shares repurchased	(65,597,076)	(230,230,786)	(26,176,023)	(157,521,995)

Net increase (decrease) in net assets resulting from share transactions	191,679,532	450,687,891	42,867,819	(3,177,270)

Net increase (decrease) in net assets	229,654,474	405,754,269	84,869,179	(33,382,616)

Net assets:
Beginning of period	1,454,852,626	1,049,098,357	360,434,005	393,816,621

End of period	$1,684,507,100	$1,454,852,626	$445,303,184	$360,434,005

Changes in Shares Outstanding:
Shares sold	3,425,000	8,850,000	780,000	1,760,000
Shares repurchased	(875,000)	(3,000,000)	(330,000)	(1,790,000)
Shares outstanding, beginning of period	19,701,400	13,851,400	4,291,400	4,321,400

Shares outstanding, end of period	22,251,400	19,701,400	4,741,400	4,291,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P		Invesco S&P
SmallCap 600		Ultra Dividend
Revenue ETF (RWJ)		Revenue ETF (RDIV)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$6,346,290	$6,382,869	$16,541,924	$27,382,809
(21,698,617)	41,602,097	55,484,161	66,185,362
113,240,096	(108,965,629)	(1,246,087)	(60,114,173)

97,887,769	(60,980,663)	70,779,998	33,453,998

(5,400,175)	(5,736,429)	(16,726,209)	(25,079,699)

302,291,217	380,036,425	729,326,765	816,006,405
(15,000,507)	(124,084,209)	(554,978,131)	(761,834,632)

287,290,710	255,952,216	174,348,634	54,171,773

379,778,304	189,235,124	228,402,423	62,546,072

832,344,786	643,109,662	802,617,513	740,071,441

$1,212,123,090	$832,344,786	$1,031,019,936	$802,617,513

2,650,000	3,200,000	16,570,000	19,460,000
(150,000)	(1,040,000)	(12,500,000)	(18,230,000)
7,591,400	5,431,400	19,200,000	17,970,000

10,091,400	7,591,400	23,270,000	19,200,000

27

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Six Months Ended February 28, 2023		Years Ended August 31,			Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$73.85		$75.74	$56.06	$52.61	$53.43		$50.69	$46.43

Net investment income(a)	0.65		1.22	1.06	1.08	0.20		1.03	0.90
Net realized and unrealized gain (loss) on investments	1.80		(1.96)	19.68	3.53	(1.02)		2.72	4.41

Total from investment operations	2.45		(0.74)	20.74	4.61	(0.82)		3.75	5.31

Distributions to shareholders from:
Net investment income	(0.60)		(1.15)	(1.06)	(1.16)	-		(1.01)	(1.05)

Net asset value at end of period	$75.70		$73.85	$75.74	$56.06	$52.61		$53.43	$50.69

Market price at end of period	$75.64	(b)	$73.92 (b)	$75.74 (b)	$56.16 (b)	$52.62	(b)	$53.41 (b)

Net Asset Value Total Return(c)	3.35%		(0.97)%	37.38%	9.09%	(1.54)%		7.51%	11.49%
Market Price Total Return(c)	3.17%		(0.89)%	37.13%	9.26%	(1.47)%		7.41%	11.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,684,507		$1,454,853	$1,049,098	$782,083	$918,178		$956,549	$917,494
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.41%
Net investment income	1.76	%(d)	1.60%	1.60%	2.01%	2.26	%(e)	1.99%	1.81%
Portfolio turnover rate(f)	10%		17%	17%	14%	0	%(g)	19%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Six Months Ended February 28, 2023		Years Ended August 31,			Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$83.99		$91.13	$56.56	$56.44	$61.01		$61.05	$56.31

Net investment income(a)	0.49		1.03	0.69	0.74	0.10		0.65	0.63
Net realized and unrealized gain (loss) on investments	9.93		(7.18)	34.51	0.21	(4.67)		(0.06)	4.70

Total from investment operations	10.42		(6.15)	35.20	0.95	(4.57)		0.59	5.33

Distributions to shareholders from:
Net investment income	(0.49)		(0.99)	(0.63)	(0.83)	-		(0.63)	(0.59)

Net asset value at end of period	$93.92		$83.99	$91.13	$56.56	$56.44		$61.01	$61.05

Market price at end of period	$94.01	(b)	$84.06 (b)	$91.10 (b)	$56.62 (b)	$56.42	(b)	$60.91 (b)

Net Asset Value Total Return(c)	12.48%		(6.75)%	62.54%	1.89%	(7.49)%		1.05%	9.48%
Market Price Total Return(c)	12.49%		(6.66)%	62.32%	2.03%	(7.37)%		0.90%	9.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$445,303		$360,434	$393,817	$209,365	$327,418		$356,996	$378,611
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.42%
Net investment income	1.14	%(d)	1.16%	0.88%	1.30%	1.06	%(e)	1.09%	1.08%
Portfolio turnover rate(f)	20%		31%	34%	33%	0	%(g)	33%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Six Months Ended February 28, 2023		Years Ended August 31,			Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$109.64		$118.41	$63.15	$58.71	$63.30		$73.21	$66.03

Net investment income(a)	0.74		0.99	0.66	0.89	0.11		0.79	0.69
Net realized and unrealized gain (loss) on investments	10.37		(8.85)	55.17	4.58	(4.70)		(9.90)	7.24

Total from investment operations	11.11		(7.86)	55.83	5.47	(4.59)		(9.11)	7.93

Distributions to shareholders from:
Net investment income	(0.64)		(0.91)	(0.57)	(1.03)	-		(0.80)	(0.75)

Net asset value at end of period	$120.11		$109.64	$118.41	$63.15	$58.71		$63.30	$73.21

Market price at end of period	$120.22	(b)	$109.71 (b)	$118.25 (b)	$63.17 (b)	$58.69	(b)	$63.23 (b)

Net Asset Value Total Return(c)	10.21%		(6.63)%	88.75%	9.63%	(7.25)%		(12.45)%	12.07	%(d)
Market Price Total Return(c)	10.24%		(6.46)%	88.42%	9.70%	(7.18)%		(12.57)%	12.10	%(d)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,212,123		$832,345	$643,110	$227,425	$349,395		$405,199	$508,897
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39	%(f)	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39	%(f)	0.39%	0.42%
Net investment income	1.34	%(e)	0.85%	0.65%	1.50%	1.10	%(f)	1.15%	1.01%
Portfolio turnover rate(g)	23%		41%	40%	49%	1%		39%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Six Months Ended February 28, 2023		Years Ended August 31,			Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$41.80		$41.18	$28.58	$35.65	$37.65		$38.19	$33.82

Net investment income(a)	0.77		1.50	1.23	1.62	0.21		1.46	1.73
Net realized and unrealized gain (loss) on investments	2.54		0.51	13.29	(7.33)	(2.21)		(0.66)	4.56

Total from investment operations	3.31		2.01	14.52	(5.71)	(2.00)		0.80	6.29

Distributions to shareholders from:
Net investment income	(0.80)		(1.39)	(1.92)	(1.36)	-		(1.34)	(1.92)

Net asset value at end of period	$44.31		$41.80	$41.18	$28.58	$35.65		$37.65	$38.19

Market price at end of period	$44.32	(b)	$41.83 (b)	$41.16 (b)	$28.63 (b)	$35.67	(b)	$37.67 (b)

Net Asset Value Total Return(c)	8.03%		5.06%	52.38%	(16.26)%	(5.31)%		2.26%	19.13%
Market Price Total Return(c)	7.98%		5.18%	52.06%	(16.17)%	(5.31)%		2.26%	19.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,031,020		$802,618	$740,071	$604,502	$1,572,300		$1,782,599	$610,987
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39	%(e)	0.39%	0.41%
Net investment income	3.60	%(d)	3.58%	3.37%	4.77%	3.36	%(e)	3.93%	4.90%
Portfolio turnover rate(f)	65%		110%	97%	98%	12%		122%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500 Revenue ETF (RWL)	“S&P 500 Revenue ETF”

Invesco S&P MidCap 400 Revenue ETF (RWK)	“S&P MidCap 400 Revenue ETF”

Invesco S&P SmallCap 600 Revenue ETF (RWJ)	“S&P SmallCap 600 Revenue ETF”

Invesco S&P Ultra Dividend Revenue ETF (RDIV)	“S&P Ultra Dividend Revenue ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index

S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index

S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index

S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

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assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

33

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P 500 Revenue ETF	$1,984

S&P MidCap 400 Revenue ETF	7,422

S&P SmallCap 600 Revenue ETF	37,043

S&P Ultra Dividend Revenue ETF	8,415

J.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund

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Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P Ultra Dividend Revenue ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. S&P Ultra Dividend Revenue ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

36

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500 Revenue ETF	0.39%

S&P MidCap 400 Revenue ETF	0.39%

S&P SmallCap 600 Revenue ETF	0.39%

S&P Ultra Dividend Revenue ETF	0.39%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

S&P 500 Revenue ETF	$320

S&P MidCap 400 Revenue ETF	78

S&P SmallCap 600 Revenue ETF	179

S&P Ultra Dividend Revenue ETF	364

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500 Revenue ETF	$26,711

S&P MidCap 400 Revenue ETF	23,495

S&P SmallCap 600 Revenue ETF	96,418

S&P Ultra Dividend Revenue ETF	67,184

37

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P MidCap 400 Revenue ETF	$-	$9,361,204	$1,998,512
S&P SmallCap 600 Revenue ETF	-	1,440,547	(144,730)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,680,850,399	$-	$-	$1,680,850,399
Money Market Funds	-	30,367,260	-	30,367,260

Total Investments	$1,680,850,399	$30,367,260	$-	$1,711,217,659

S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$444,788,386	$-	$-	$444,788,386
Money Market Funds	278,904	78,773,520	-	79,052,424

Total Investments	$445,067,290	$78,773,520	$-	$523,840,810

S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,211,009,439	$-	$0	$1,211,009,439
Money Market Funds	152,088	274,414,092	-	274,566,180

Total Investments	$1,211,161,527	$274,414,092	$0	$1,485,575,619

38

	Level 1	Level 2	Level 3	Total
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,028,173,197	$-	$-	$1,028,173,197
Money Market Funds	-	129,441,465	-	129,441,465

Total Investments	$1,028,173,197	$129,441,465	$-	$1,157,614,662

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$19,705,503	$81,404,165	$101,109,668

S&P MidCap 400 Revenue ETF	27,027,869	30,110,822	57,138,691

S&P SmallCap 600 Revenue ETF	41,632,629	101,988,941	143,621,570

S&P Ultra Dividend Revenue ETF	368,222,162	121,564,101	489,786,263

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500 Revenue ETF	$155,716,252	$153,407,136

S&P MidCap 400 Revenue ETF	75,986,660	76,152,162

S&P SmallCap 600 Revenue ETF	220,343,600	219,619,297

S&P Ultra Dividend Revenue ETF	644,403,821	648,090,607

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
S&P 500 Revenue ETF	$255,427,689	$66,021,115

S&P MidCap 400 Revenue ETF	68,864,151	26,096,866

S&P SmallCap 600 Revenue ETF	301,692,321	14,982,551

S&P Ultra Dividend Revenue ETF	728,422,959	548,271,248

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	(Depreciation)	Appreciation	Cost
S&P 500 Revenue ETF	$226,187,149	$(63,472,889)	$162,714,260	$1,548,503,399

S&P MidCap 400 Revenue ETF	57,390,898	(21,650,032)	35,740,866	488,099,944

S&P SmallCap 600 Revenue ETF	150,664,710	(85,180,267)	65,484,443	1,420,091,176

S&P Ultra Dividend Revenue ETF	39,466,499	(39,335,717)	130,782	1,157,483,880

39

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Revenue ETF (RWL)

Actual	$1,000.00	$1,033.50	0.39%	$1.97

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P MidCap 400 Revenue ETF (RWK)

Actual	1,000.00	1,124.80	0.39	2.05

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

Actual	1,000.00	1,102.10	0.39	2.03

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

Actual	1,000.00	1,080.30	0.39	2.01

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

41

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-REV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

QQMG	Invesco ESG NASDAQ 100 ETF

QQJG	Invesco ESG NASDAQ Next Gen 100 ETF

QQQM	Invesco NASDAQ 100 ETF

QQQS	Invesco NASDAQ Future Gen 200 ETF

QQQJ	Invesco NASDAQ Next Gen 100 ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-12.68%
Activision Blizzard, Inc.	884	$67,405
Alphabet, Inc., Class A(b)	3,288	296,117
Alphabet, Inc., Class C(b)	3,287	296,816
Charter Communications, Inc., Class A(b)(c)	116	42,644
Comcast Corp., Class A	3,099	115,190
Electronic Arts, Inc.	386	42,823
Meta Platforms, Inc., Class A(b)	579	101,290
Netflix, Inc.(b)	500	161,065
Sirius XM Holdings, Inc.(c)	4,281	18,793
T-Mobile US, Inc.(b)	832	118,294

		1,260,437

Consumer Discretionary-11.76%
Airbnb, Inc., Class A(b)	314	38,710
Amazon.com, Inc.(b)	3,440	324,151
Booking Holdings, Inc.(b)	32	80,768
Dollar Tree, Inc.(b)	260	37,773
eBay, Inc.	584	26,806
JD.com, Inc., ADR (China)	281	12,488
Lucid Group, Inc.(b)(c)	1,505	13,741
lululemon athletica, inc.(b)	138	42,669
Marriott International, Inc., Class A	273	46,202
MercadoLibre, Inc. (Brazil)(b)	43	52,460
O’Reilly Automotive, Inc.(b)	82	68,068
PDD Holdings Inc., ADR (China)(b)	239	20,967
Rivian Automotive, Inc., Class A(b)(c)	490	9,457
Ross Stores, Inc.	394	43,553
Starbucks Corp.	813	82,999
Tesla, Inc.(b)	1,304	268,246

		1,169,058

Consumer Staples-6.17%
Costco Wholesale Corp.	330	159,780
Keurig Dr Pepper, Inc.	1,138	39,318
Kraft Heinz Co. (The)	279	10,864
Mondelez International, Inc., Class A	1,141	74,370
Monster Beverage Corp.(b)	262	26,661
PepsiCo, Inc.	1,541	267,410
Walgreens Boots Alliance, Inc.	968	34,393

		612,796

Health Care-6.48%
Align Technology, Inc.(b)	76	23,522
Amgen, Inc.	457	105,869
AstraZeneca PLC, ADR (United Kingdom)	512	33,372
Biogen, Inc.(b)	124	33,463
DexCom, Inc.(b)	297	32,970
Gilead Sciences, Inc.	1,014	81,658
IDEXX Laboratories, Inc.(b)	80	37,859
Illumina, Inc.(b)	216	43,027
Intuitive Surgical, Inc.(b)	271	62,165
Moderna, Inc.(b)	184	25,541
Regeneron Pharmaceuticals, Inc.(b)	110	83,646
Seagen, Inc.(b)	113	20,305
Vertex Pharmaceuticals, Inc.(b)	208	60,380

		643,777

	Shares	Value
Industrials-2.65%
Cintas Corp.	101	$44,285
Copart, Inc.(b)	491	34,596
CoStar Group, Inc.(b)	250	17,665
CSX Corp.	1,974	60,187
Fastenal Co.(c)	367	18,923
Old Dominion Freight Line, Inc.	118	40,033
PACCAR, Inc.	301	21,732
Verisk Analytics, Inc.	153	26,180

		263,601

Information Technology-60.17%
Adobe, Inc.(b)	600	194,370
Advanced Micro Devices, Inc.(b)	1,516	119,127
ANSYS, Inc.(b)	111	33,701
Apple, Inc.	9,052	1,334,355
Applied Materials, Inc.	1,154	134,037
ASML Holding N.V., New York Shares (Netherlands)	121	74,745
Atlassian Corp., Class A(b)	156	25,636
Autodesk, Inc.(b)	244	48,480
Automatic Data Processing, Inc.	508	111,669
Broadcom, Inc.	332	197,304
Cadence Design Systems, Inc.(b)	360	69,458
Cisco Systems, Inc.	5,282	255,754
Cognizant Technology Solutions Corp., Class A	619	38,768
Crowdstrike Holdings, Inc., Class A(b)	178	21,483
Datadog, Inc., Class A(b)	256	19,589
Enphase Energy, Inc.(b)	69	14,527
Fiserv, Inc.(b)	638	73,427
Fortinet, Inc.(b)	770	45,769
Intel Corp.	4,424	110,290
Intuit, Inc.	315	128,262
KLA Corp.	154	58,425
Lam Research Corp.	170	82,622
Marvell Technology, Inc.	918	41,448
Microchip Technology, Inc.	234	18,961
Micron Technology, Inc.	1,161	67,129
Microsoft Corp.	5,252	1,309,954
NVIDIA Corp.	2,884	669,549
NXP Semiconductors N.V. (China)	225	40,158
Palo Alto Networks, Inc.(b)(c)	368	69,320
Paychex, Inc.	381	42,062
PayPal Holdings, Inc.(b)	1,256	92,442
QUALCOMM, Inc.	1,237	152,807
Synopsys, Inc.(b)	191	69,478
Texas Instruments, Inc.	784	134,417
Workday, Inc., Class A(b)	256	47,480
Zoom Video Communications, Inc., Class A(b)(c)	242	18,051
Zscaler, Inc.(b)(c)	127	16,655

		5,981,709

Total Common Stocks & Other Equity Interests (Cost $12,077,806)		9,931,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $2,172)	2,172	$2,172

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $12,079,978)		9,933,550

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.09%
Invesco Private Government Fund, 4.58%(d)(e)(f)	58,303	58,303

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	149,891	$149,921

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $208,224)		208,224

TOTAL INVESTMENTS IN SECURITIES-102.02% (Cost $12,288,202)		10,141,774
OTHER ASSETS LESS LIABILITIES-(2.02)%		(201,076)

NET ASSETS-100.00%		$9,940,698

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$65,268	$(63,096)	$-	$-	$2,172	$88

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,569	251,730	(213,996)	-	-	58,303	368	*

Invesco Private Prime Fund	52,891	444,670	(347,637)	-	(3)	149,921	968	*

Total	$73,460	$761,668	$(624,729)	$-	$(3)	$210,396	$1,424

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	60.17

Communication Services	12.68

Consumer Discretionary	11.76

Health Care	6.48

Consumer Staples	6.17

Industrials	2.65

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-12.34%
Fox Corp., Class A	1,100	$38,522
Fox Corp., Class B	874	28,186
Liberty Broadband Corp., Class A(b)(c)	45	3,903
Liberty Broadband Corp., Class C(b)	304	26,348
Liberty Global PLC, Class A (United Kingdom)(b)	381	7,807
Liberty Global PLC, Class C (United Kingdom)(b)(c)	609	12,941
Liberty Media Corp.-Liberty Formula One, Class C(b)	631	42,826
Match Group, Inc.(b)	780	32,308
News Corp., Class A	1,479	25,365
News Corp., Class B	748	12,910
Paramount Global, Class B(c)	2,024	43,354
Take-Two Interactive Software, Inc.(b)	584	63,977
Trade Desk, Inc. (The), Class A(b)	868	48,573
ZoomInfo Technologies, Inc., Class A(b)	952	23,010

		410,030

Consumer Discretionary-13.59%
Etsy, Inc.(b)	299	36,302
Expedia Group, Inc.(b)	286	31,166
Five Below, Inc.(b)(c)	161	32,892
Hasbro, Inc.	608	33,446
LKQ Corp.	972	55,686
Pool Corp.	142	50,674
Tractor Supply Co.	386	90,038
Trip.com Group Ltd., ADR (China)(b)(c)	941	33,453
Ulta Beauty, Inc.(b)	169	87,677

		451,334

Consumer Staples-2.63%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	1,587	87,285

Health Care-18.27%
Acadia Healthcare Co., Inc.(b)	140	10,151
Alnylam Pharmaceuticals, Inc.(b)	171	32,738
Argenx SE, ADR (Netherlands)(b)	30	10,981
BeiGene Ltd., ADR (China)(b)(c)	84	18,869
BioMarin Pharmaceutical, Inc.(b)	348	34,657
Bio-Techne Corp.	465	33,778
Bruker Corp.	381	26,258
Henry Schein, Inc.(b)	483	37,824
Hologic, Inc.(b)	378	30,104
Horizon Therapeutics PLC(b)	139	15,219
ICON PLC(b)	317	71,525
Incyte Corp.(b)	484	37,258
Insulet Corp.(b)	134	37,032
Jazz Pharmaceuticals PLC(b)	114	16,006
Karuna Therapeutics, Inc.(b)(c)	37	7,378
Neurocrine Biosciences, Inc.(b)	196	20,208
Novocure Ltd.(b)(c)	93	7,158
R1 RCM, Inc.(b)	901	12,794
Repligen Corp.(b)	180	31,387
Royalty Pharma PLC, Class A	642	23,016
Sanofi, ADR	716	33,545
Sarepta Therapeutics, Inc.(b)	84	10,259
Shockwave Medical, Inc.(b)	50	9,512

	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)	86	$21,159
Viatris, Inc.	1,566	17,852

		606,668

Industrials-9.67%
American Airlines Group, Inc.(b)	953	15,229
Avis Budget Group, Inc.(b)	111	24,382
C.H. Robinson Worldwide, Inc.	315	31,488
Expeditors International of Washington, Inc.	516	53,953
Grab Holdings Ltd., Class A (Singapore)(b)(c)	8,309	26,672
J.B. Hunt Transport Services, Inc.	363	65,627
Lincoln Electric Holdings, Inc.	140	23,510
Middleby Corp. (The)(b)	65	10,107
Nordson Corp.	103	22,623
Tetra Tech, Inc.	160	21,902
United Airlines Holdings, Inc.(b)	495	25,720

		321,213

Information Technology-42.70%
Akamai Technologies, Inc.(b)	496	36,010
Amdocs Ltd.	449	41,133
Bentley Systems, Inc., Class B	889	35,969
CDW Corp.	559	113,153
Check Point Software Technologies Ltd. (Israel)(b)	285	35,260
Cognex Corp.	639	30,301
DocuSign, Inc.(b)	572	35,092
Entegris, Inc.	345	29,404
F5, Inc.(b)	168	24,021
First Solar, Inc.	307	51,926
Flex Ltd.(b)	2,063	46,954
Gen Digital, Inc.	2,183	42,590
Jack Henry & Associates, Inc.	240	39,418
Logitech International S.A., Class R (Switzerland)	602	32,839
Manhattan Associates, Inc.(b)	185	26,594
MongoDB, Inc.(b)	174	36,456
Monolithic Power Systems, Inc.	121	58,599
NetApp, Inc.	713	46,024
Okta, Inc.(b)	454	32,366
ON Semiconductor Corp.(b)	777	60,148
Open Text Corp. (Canada)	834	28,673
Paylocity Holding Corp.(b)	138	26,580
PTC, Inc.(b)	332	41,609
Qorvo, Inc.(b)	149	15,033
Seagate Technology Holdings PLC	731	47,193
Skyworks Solutions, Inc.	255	28,450
SolarEdge Technologies, Inc.(b)	115	36,561
Splunk, Inc.(b)	482	49,405
SS&C Technologies Holdings, Inc.	607	35,631
Teradyne, Inc.	504	50,974
Trimble, Inc.(b)	896	46,646
VeriSign, Inc.(b)	264	51,963
Western Digital Corp.(b)	1,235	47,523
Zebra Technologies Corp., Class A(b)	192	57,648

		1,418,146

Materials-0.68%
Steel Dynamics, Inc.	180	22,700

Total Common Stocks & Other Equity Interests (Cost $3,581,283)		3,317,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $2,460)	2,460	$2,460

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $3,583,743)		3,319,836

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.16%
Invesco Private Government Fund, 4.58%(d)(e)(f)	75,931	75,931

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	195,212	$195,251

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $271,189)		271,182

TOTAL INVESTMENTS IN SECURITIES-108.11% (Cost $3,854,932)		3,591,018
OTHER ASSETS LESS LIABILITIES-(8.11)%		(269,479)

NET ASSETS-100.00%		$3,321,539

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$279	$16,099	$(13,918)	$-	$-	$2,460	$24

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	38,307	547,120	(509,496)	-	-	75,931	1,051	*

Invesco Private Prime Fund	98,504	1,242,868	(1,146,143)	(10)	32	195,251	2,916	*

Total	$137,090	$1,806,087	$(1,669,557)	$(10)	$32	$273,642	$3,991

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	42.70

Health Care	18.27

Consumer Discretionary	13.59

Communication Services	12.34

Industrials	9.67

Sector Types Each Less Than 3%	3.31

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-16.02%
Activision Blizzard, Inc.	454,788	$34,677,585
Alphabet, Inc., Class A(b)	2,727,248	245,615,955
Alphabet, Inc., Class C(b)	2,726,384	246,192,475
Charter Communications, Inc.,
Class A(b)(c)	90,415	33,237,458
Comcast Corp., Class A	2,507,111	93,189,316
Electronic Arts, Inc.	160,410	17,795,885
Meta Platforms, Inc., Class A(b)	1,306,879	228,625,412
Netflix, Inc.(b)	258,591	83,299,919
Sirius XM Holdings, Inc.(c)	2,260,500	9,923,595
T-Mobile US, Inc.(b)(c)	723,082	102,807,799
Warner Bros Discovery, Inc.(b)(c)	1,411,341	22,045,147

		1,117,410,546

Consumer Discretionary-15.85%
Airbnb, Inc., Class A(b)	231,456	28,533,896
Amazon.com, Inc.(b)	4,570,131	430,643,444
Booking Holdings, Inc.(b)	22,527	56,858,148
Dollar Tree, Inc.(b)	128,585	18,680,829
eBay, Inc.	315,306	14,472,545
JD.com, Inc., ADR (China)	282,304	12,545,590
Lucid Group, Inc.(b)(c)	976,612	8,916,468
lululemon athletica, inc.(b)	71,128	21,992,778
Marriott International, Inc., Class A	183,935	31,129,159
MercadoLibre, Inc. (Brazil)(b)	29,239	35,671,580
O’Reilly Automotive, Inc.(b)	36,415	30,228,092
PDD Holdings Inc., ADR (China)(b)	272,045	23,866,508
Rivian Automotive, Inc., Class A(b)(c)	530,654	10,241,622
Ross Stores, Inc.	201,686	22,294,370
Starbucks Corp.	667,004	68,094,438
Tesla, Inc.(b)	1,414,582	290,993,663

		1,105,163,130

Consumer Staples-6.02%
Costco Wholesale Corp.	257,147	124,505,434
Keurig Dr Pepper, Inc.	822,986	28,434,166
Kraft Heinz Co. (The)	711,921	27,722,204
Mondelez International, Inc., Class A	793,709	51,733,953
Monster Beverage Corp.(b)	303,208	30,854,446
PepsiCo, Inc.	800,607	138,929,333
Walgreens Boots Alliance, Inc.	502,597	17,857,271

		420,036,807

Energy-0.46%
Baker Hughes Co., Class A	581,974	17,808,405
Diamondback Energy, Inc.	102,235	14,372,196

		32,180,601

Health Care-6.37%
Align Technology, Inc.(b)	45,373	14,042,944
Amgen, Inc.	310,043	71,824,561
AstraZeneca PLC, ADR (United Kingdom)	355,117	23,146,526
Biogen, Inc.(b)	83,720	22,592,679
DexCom, Inc.(b)	224,455	24,916,750
Gilead Sciences, Inc.	728,948	58,702,182
IDEXX Laboratories, Inc.(b)	48,184	22,802,596
Illumina, Inc.(b)	91,388	18,204,490
Intuitive Surgical, Inc.(b)	205,300	47,093,767

	Shares	Value
Health Care-(continued)
Moderna, Inc.(b)(c)	223,214	$30,984,335
Regeneron Pharmaceuticals, Inc.(b)	62,196	47,295,082
Seagen, Inc.(b)(c)	107,849	19,379,387
Vertex Pharmaceuticals, Inc.(b)	149,150	43,296,754

		444,282,053

Industrials-3.59%
Cintas Corp.	59,050	25,891,653
Copart, Inc.(b)	276,794	19,502,905
CoStar Group, Inc.(b)(c)	236,339	16,699,714
CSX Corp.	1,221,759	37,251,432
Fastenal Co.	332,804	17,159,374
Honeywell International, Inc.	390,669	74,805,300
Old Dominion Freight Line, Inc.	64,227	21,789,652
PACCAR, Inc.	303,169	21,888,802
Verisk Analytics, Inc.	90,843	15,544,146

		250,532,978

Information Technology-50.45%
Adobe, Inc.(b)	270,144	87,513,149
Advanced Micro Devices, Inc.(b)	937,074	73,635,275
Analog Devices, Inc.	296,022	54,311,156
ANSYS, Inc.(b)	50,588	15,359,023
Apple, Inc.	5,731,706	844,910,782
Applied Materials, Inc.	499,905	58,063,966
ASML Holding N.V., New York Shares (Netherlands)(c)	51,324	31,704,375
Atlassian Corp., Class A(b)(c)	86,157	14,158,180
Autodesk, Inc.(b)	125,402	24,916,123
Automatic Data Processing, Inc.	241,038	52,984,973
Broadcom, Inc.	235,329	139,853,671
Cadence Design Systems, Inc.(b)(c)	159,356	30,746,147
Cisco Systems, Inc.	2,387,520	115,603,718
Cognizant Technology Solutions Corp., Class A	298,623	18,702,759
Crowdstrike Holdings, Inc., Class A(b)	126,850	15,309,527
Datadog, Inc., Class A(b)(c)	169,791	12,992,407
Enphase Energy, Inc.(b)(c)	78,940	16,619,238
Fiserv, Inc.(b)	369,035	42,472,238
Fortinet, Inc.(b)	453,958	26,983,264
GLOBALFOUNDRIES, Inc.(b)(c)	316,749	20,696,380
Intel Corp.	2,398,486	59,794,256
Intuit, Inc.	163,306	66,494,937
KLA Corp.	82,403	31,262,050
Lam Research Corp.	79,213	38,498,310
Marvell Technology, Inc.	495,462	22,370,109
Microchip Technology, Inc.(c)	319,699	25,905,210
Micron Technology, Inc.	631,882	36,535,417
Microsoft Corp.	3,325,507	829,447,956
NVIDIA Corp.	1,429,573	331,889,668
NXP Semiconductors N.V. (China)	150,611	26,881,051
Palo Alto Networks, Inc.(b)(c)	175,787	33,112,997
Paychex, Inc.	209,493	23,128,027
PayPal Holdings, Inc.(b)(c)	662,490	48,759,264
QUALCOMM, Inc.	651,446	80,473,124
Synopsys, Inc.(b)	88,929	32,348,813
Texas Instruments, Inc.	527,496	90,439,189
Workday, Inc., Class A(b)	117,447	21,782,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Zoom Video Communications, Inc., Class A(b)(c)	142,717	$10,645,261
Zscaler, Inc.(b)(c)	83,743	10,982,894

		3,518,287,779

Utilities-1.21%
American Electric Power Co., Inc.	298,588	26,266,787
Constellation Energy Corp.	190,034	14,231,646
Exelon Corp.	577,521	23,326,073
Xcel Energy, Inc.	318,049	20,536,424

		84,360,930

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $7,947,043,336)		6,972,254,824

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.46%
Invesco Private Government Fund, 4.58%(d)(e)(f)	47,949,783	$47,949,783
Invesco Private Prime Fund, 4.83%(d)(e)(f)	123,445,432	123,470,117

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $171,419,904)		171,419,900

TOTAL INVESTMENTS IN SECURITIES-102.43% (Cost $8,118,463,240)		7,143,674,724
OTHER ASSETS LESS LIABILITIES-(2.43)%		(169,676,594)

NET ASSETS-100.00%		$6,973,998,130

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$3,899,314	$41,219,699	$(45,119,013)	$-	$-	$-	$38,963

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,827,857	358,717,995	(331,596,069)	-	-	47,949,783	638,617	*

Invesco Private Prime Fund	53,557,349	767,833,561	(697,934,889)	(3,142)	17,238	123,470,117	1,736,245	*

Total	$78,284,520	$1,167,771,255	$(1,074,649,971)	$(3,142)	$17,238	$171,419,900	$2,413,825

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	50.45

Communication Services	16.02

Consumer Discretionary	15.85

Health Care	6.37

Consumer Staples	6.02

Industrials	3.59

Sector Types Each Less Than 3%	1.67

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Future Gen 200 ETF (QQQS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.17%
Bandwidth, Inc., Class A(b)	1,103	$17,538
DISH Network Corp., Class A(b)	1,545	17,628
EchoStar Corp., Class A(b)	1,425	28,443
Roku, Inc., Class A(b)	418	27,040
TrueCar, Inc.(b)	9,959	23,205

		113,854

Consumer Discretionary-8.31%
BRP, Inc. (Canada)	331	28,618
Fossil Group, Inc.(b)	5,199	22,512
Garrett Motion, Inc. (Switzerland)(b)	3,503	27,043
Gentex Corp.	858	24,496
Gentherm, Inc.(b)	346	21,974
Goodyear Tire & Rubber Co. (The)(b)	2,210	25,106
GoPro, Inc., Class A(b)	4,525	23,485
Helen of Troy Ltd.(b)	256	28,849
Johnson Outdoors, Inc., Class A	446	28,928
MasterCraft Boat Holdings, Inc.(b)	981	33,128
Newell Brands, Inc.	1,912	28,087
Purple Innovation, Inc.(b)	4,911	21,216
Qurate Retail, Inc., Class A(b)	10,553	22,267
Sleep Number Corp.(b)	848	33,801
Sonos, Inc.(b)	1,440	27,979
Universal Electronics, Inc.(b)	1,134	14,424
Vuzix Corp.(b)	5,947	24,680

		436,593

Consumer Staples-0.36%
22nd Century Group, Inc.(b)	21,017	18,989

Energy-0.74%
Weatherford International PLC(b)	581	38,706

Health Care-53.45%
10X Genomics, Inc., Class A(b)	642	30,508
Aclaris Therapeutics, Inc.(b)	1,630	20,310
Adaptive Biotechnologies Corp.(b)	2,825	24,154
Affimed N.V. (Germany)(b)	11,589	10,537
Agenus, Inc.(b)	9,185	18,921
Agios Pharmaceuticals, Inc.(b)	838	21,210
Aldeyra Therapeutics, Inc.(b)	4,504	30,447
Alkermes PLC(b)	1,001	26,767
Alphatec Holdings, Inc.(b)	2,457	36,388
Altimmune, Inc.(b)	2,492	31,374
Amarin Corp. PLC, ADR (Ireland)(b)	21,906	44,469
Amicus Therapeutics, Inc.(b)	2,088	27,541
AngioDynamics, Inc.(b)	1,915	23,708
Apollo Endosurgery, Inc.(b)	2,448	24,309
Arbutus Biopharma Corp.(b)	10,735	29,843
Ardelyx, Inc.(b)	14,643	42,172
AtriCure, Inc.(b)	544	20,944
Avadel Pharmaceuticals PLC, ADR(b)	2,705	26,915
Azenta, Inc.(b)	420	18,434
Bionano Genomics, Inc.(b)	12,338	16,533
Bluebird Bio, Inc.(b)	3,185	16,562
Cara Therapeutics, Inc.(b)	2,142	21,763
Cardiovascular Systems, Inc.(b)	1,799	35,458
Chimerix, Inc.(b)	11,428	18,056
Codexis, Inc.(b)	4,534	21,922

	Shares	Value
Health Care-(continued)
Coherus Biosciences, Inc.(b)	3,615	$24,474
Concert Pharmaceuticals, Inc.(b)	5,224	43,777
CTI BioPharma Corp.(b)	4,120	22,495
Cymabay Therapeutics, Inc.(b)	7,435	59,480
CytomX Therapeutics, Inc.(b)	14,253	30,644
DENTSPLY SIRONA, Inc.	820	31,217
Eagle Pharmaceuticals, Inc.(b)	683	19,124
Enanta Pharmaceuticals, Inc.(b)	576	27,936
FibroGen, Inc.(b)	1,749	38,828
G1 Therapeutics, Inc.(b)	4,161	15,063
Geron Corp.(b)	10,690	29,718
Heron Therapeutics, Inc.(b)	9,151	21,688
ICU Medical, Inc.(b)	158	26,961
IGM Biosciences, Inc.(b)	1,127	23,689
I-Mab, ADR (China)(b)	6,702	28,819
ImmunoGen, Inc.(b)	4,778	18,539
Innoviva, Inc.(b)	1,889	22,800
Inovio Pharmaceuticals, Inc.(b)	12,156	15,317
Integra LifeSciences Holdings Corp.(b)	460	25,585
Intercept Pharmaceuticals, Inc.(b)	1,663	33,559
Ionis Pharmaceuticals, Inc.(b)	608	21,827
Ironwood Pharmaceuticals, Inc.(b)	2,048	23,081
KalVista Pharmaceuticals, Inc.(b)	4,669	34,224
Karyopharm Therapeutics, Inc.(b)	4,688	14,158
Lexicon Pharmaceuticals, Inc.(b)	11,589	26,075
Ligand Pharmaceuticals, Inc.(b)	340	24,528
Liquidia Corp.(b)	5,016	37,971
LivaNova PLC(b)	448	21,199
MacroGenics, Inc.(b)	3,925	23,903
Madrigal Pharmaceuticals, Inc.(b)	358	97,022
MannKind Corp.(b)	5,393	28,475
Masimo Corp.(b)	174	29,112
Merit Medical Systems, Inc.(b)	351	24,774
Merrimack Pharmaceuticals, Inc.(b)	2,083	23,913
Mersana Therapeutics, Inc.(b)	3,724	22,567
Merus N.V. (Netherlands)(b)	1,616	30,817
Milestone Pharmaceuticals, Inc. (Canada)(b)	5,051	15,961
MiMedx Group, Inc.(b)	7,631	36,705
NanoString Technologies, Inc.(b)	3,603	35,165
Nektar Therapeutics(b)	8,857	12,223
NGM Biopharmaceuticals, Inc.(b)	4,484	21,254
NuVasive, Inc.(b)	638	27,581
Omeros Corp.(b)	11,761	44,339
OmniAb, Inc.(b)(c)	83	0
OmniAb, Inc.(b)(c)	83	0
Omnicell, Inc.(b)	481	26,186
OPKO Health, Inc.(b)	16,532	18,846
Oramed Pharmaceuticals, Inc. (Israel)(b)	2,935	6,163
OraSure Technologies, Inc.(b)	4,921	31,051
Orthofix Medical, Inc.(b)	1,403	28,902
Pacific Biosciences of California, Inc.(b)	2,354	21,374
Paratek Pharmaceuticals, Inc.(b)	11,171	19,549
PDS Biotechnology Corp.(b)	2,747	21,015
Personalis, Inc.(b)	9,763	29,387
Phibro Animal Health Corp., Class A	2,049	32,190
Precision BioSciences, Inc.(b)	18,102	20,274
Protagonist Therapeutics, Inc.(b)	3,180	51,580
PTC Therapeutics, Inc.(b)	609	26,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Future Gen 200 ETF (QQQS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Quanterix Corp.(b)	1,865	$20,515
Reata Pharmaceuticals, Inc., Class A(b)	638	19,886
Revance Therapeutics, Inc.(b)	1,161	40,287
Rigel Pharmaceuticals, Inc.(b)	37,436	56,528
Sangamo Therapeutics, Inc.(b)	6,775	20,664
Scilex Holding Co., Class C (Singapore)(b)	2,541	21,976
Selecta Biosciences, Inc.(b)	18,931	30,857
SI-BONE, Inc.(b)	2,019	39,926
SIGA Technologies, Inc.	2,701	18,502
Silk Road Medical, Inc.(b)	475	25,170
Spero Therapeutics, Inc.(b)	12,783	18,919
Supernus Pharmaceuticals, Inc.(b)	688	25,862
SurModics, Inc.(b)	686	14,982
Sutro Biopharma, Inc.(b)	3,311	18,674
Tactile Systems Technology, Inc.(b)	2,944	42,541
Theravance Biopharma, Inc.(b)	2,350	25,380
uniQure N.V. (Netherlands)(b)	937	19,639
Vanda Pharmaceuticals, Inc.(b)	2,273	14,638
Varex Imaging Corp.(b)	1,168	20,662
Vaxart, Inc.(b)	21,017	16,381
Veradigm, Inc.(b)	1,310	21,759
ViewRay, Inc.(b)	5,146	22,231
X4 Pharmaceuticals, Inc.(b)	16,532	15,507
Xencor, Inc.(b)	834	26,796

		2,807,226

Industrials-4.20%
AeroVironment, Inc.(b)	275	23,579
Astronics Corp.(b)	2,998	45,690
Interface, Inc.	2,290	20,198
Kratos Defense & Security Solutions, Inc.(b)	2,605	32,953
Matthews International Corp., Class A	784	29,917
MillerKnoll, Inc.	1,217	29,050
SunPower Corp.(b)	1,023	15,365
TPI Composites, Inc.(b)	2,053	23,733

		220,485

Information Technology-29.43%
8x8, Inc.(b)	5,890	31,335
Absolute Software Corp. (Canada)	2,559	22,007
ACM Research, Inc., Class A(b)	2,737	28,410
Aehr Test Systems(b)	952	31,749
Alpha & Omega Semiconductor Ltd.(b)	707	18,884
Amkor Technology, Inc.	885	22,798
Atomera, Inc.(b)	2,908	19,280
Aviat Networks, Inc.(b)	788	27,998
Axcelis Technologies, Inc.(b)	315	40,490
AXT, Inc.(b)	4,670	20,408
Bel Fuse, Inc., Class B	720	25,574
Brightcove, Inc.(b)	4,484	24,079
CalAmp Corp.(b)	6,870	29,335
Cirrus Logic, Inc.(b)	337	34,627
CommScope Holding Co., Inc.(b)	2,793	20,221
CommVault Systems, Inc.(b)	383	22,551
Comtech Telecommunications Corp.	2,159	34,522
Digimarc Corp.(b)	1,133	23,102
Dropbox, Inc., Class A(b)	1,072	21,869
Edgio, Inc.(b)	17,222	21,183
Extreme Networks, Inc.(b)	1,183	22,146

	Shares	Value
Information Technology-(continued)
FARO Technologies, Inc.(b)	844	$22,957
FormFactor, Inc.(b)	1,075	32,357
Himax Technologies, Inc., ADR (Taiwan)	3,366	25,009
Hollysys Automation Technologies Ltd. (China)	1,476	27,144
Immersion Corp.	3,529	26,997
Infinera Corp.(b)	3,742	26,456
Inseego Corp.(b)	19,527	17,486
InterDigital, Inc.	502	36,641
IPG Photonics Corp.(b)	277	34,137
Itron, Inc.(b)	466	25,989
Kimball Electronics, Inc.(b)	1,074	26,861
Kulicke & Soffa Industries, Inc. (Singapore)	517	27,556
Lattice Semiconductor Corp.(b)	346	29,396
Littelfuse, Inc.	101	26,132
LivePerson, Inc.(b)	2,112	21,373
Lumentum Holdings, Inc.(b)	451	24,268
Materialise N.V., ADR (Belgium)(b)	2,570	22,102
MaxLinear, Inc.(b)	678	23,194
MicroVision, Inc.(b)	8,185	20,954
Mitek Systems, Inc.(b)	2,425	22,552
MKS Instruments, Inc.	295	28,594
NETGEAR, Inc.(b)	1,257	22,752
nLight, Inc.(b)	2,284	25,809
Nova Ltd. (Israel)(b)	295	26,721
OSI Systems, Inc.(b)	285	26,377
Power Integrations, Inc.	308	25,333
Rambus, Inc.(b)	658	29,103
Ribbon Communications, Inc.(b)	9,950	44,377
Semtech Corp.(b)	807	24,864
Silicon Laboratories, Inc.(b)	173	30,886
Stratasys Ltd.(b)	1,767	22,883
Synaptics, Inc.(b)	234	27,521
Turtle Beach Corp.(b)	2,597	21,010
Universal Display Corp.	220	29,887
Veeco Instruments, Inc.(b)	1,247	26,524
Verint Systems, Inc.(b)	643	24,035
Viasat, Inc.(b)	727	23,090
Viavi Solutions, Inc.(b)	2,189	23,948

		1,545,843

Materials-1.33%
Amyris, Inc.(b)	14,638	18,297
Haynes International, Inc.	497	27,191
Innospec, Inc.	223	24,410

		69,898

Total Common Stocks & Other Equity Interests (Cost $4,748,855)		5,251,594

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $343)	343	343

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $4,749,198)		5,251,937
OTHER ASSETS LESS LIABILITIES-0.00%		261
NET ASSETS-100.00%		$5,252,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Future Gen 200 ETF (QQQS)–(continued)

February 28, 2023

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$37,520	$(37,177)	$-	$-	$343	$16

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	136,868	(136,868)	-	-	-	58	*

Invesco Private Prime Fund	-	37,646	(37,646)	-	-	-	5	*

Total	$-	$212,034	$(211,691)	$-	$-	$343	$79

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health Care	53.45

Information Technology	29.43

Consumer Discretionary	8.31

Industrials	4.20

Sector Types Each Less Than 3%	4.60

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-11.77%
Baidu, Inc., ADR (China)(b)	88,182	$12,141,780
Fox Corp., Class A	168,474	5,899,959
Fox Corp., Class B	133,862	4,317,050
Liberty Broadband Corp., Class A(b)	10,568	916,563
Liberty Broadband Corp., Class C(b)	70,920	6,146,636
Liberty Global PLC, Class A (United Kingdom)(b)	95,779	1,962,512
Liberty Global PLC, Class C (United Kingdom)(b)(c)	153,088	3,253,120
Liberty Media Corp.-Liberty Formula One, Class C(b)	115,484	7,837,899
Match Group, Inc.(b)	155,542	6,442,550
News Corp., Class A	213,023	3,653,344
News Corp., Class B	107,670	1,858,384
Paramount Global, Class B(c)	338,982	7,260,994
Take-Two Interactive Software, Inc.(b)	93,207	10,210,827
Trade Desk, Inc. (The), Class A(b)	247,201	13,833,368
ZoomInfo Technologies, Inc., Class A(b)	224,881	5,435,374

		91,170,360

Consumer Discretionary-11.42%
Caesars Entertainment, Inc.(b)	119,512	6,066,429
Etsy, Inc.(b)(c)	69,736	8,466,648
Expedia Group, Inc.(b)	83,911	9,143,782
Five Below, Inc.(b)(c)	30,928	6,318,590
Hasbro, Inc.	76,942	4,232,579
LKQ Corp.	148,274	8,494,618
Pool Corp.	21,763	7,766,344
Tractor Supply Co.	61,338	14,307,702
Trip.com Group Ltd., ADR (China)(b)(c)	250,329	8,899,196
Ulta Beauty, Inc.(b)	28,473	14,771,792

		88,467,680

Consumer Staples-2.36%
Casey’s General Stores, Inc.	20,722	4,309,140
Coca-Cola Europacific Partners PLC (United Kingdom)	253,863	13,962,465

		18,271,605

Energy-2.16%
APA Corp.	178,398	6,846,915
Chesapeake Energy Corp.	74,665	6,033,679
New Fortress Energy, Inc.(c)	116,277	3,835,978

		16,716,572

Health Care-24.06%
Acadia Healthcare Co., Inc.(b)	50,734	3,678,722
Alnylam Pharmaceuticals, Inc.(b)	68,341	13,083,884
Argenx SE, ADR (Netherlands)(b)	17,244	6,311,649
BeiGene Ltd., ADR (China)(b)(c)	26,605	5,976,281
BioMarin Pharmaceutical, Inc.(b)	103,093	10,267,032
BioNTech SE, ADR (Germany)	50,998	6,632,290
Bio-Techne Corp.	87,491	6,355,346
Bruker Corp.	81,891	5,643,928
Henry Schein, Inc.(b)	75,453	5,908,724
Hologic, Inc.(b)	136,439	10,866,002
Horizon Therapeutics PLC(b)	125,877	13,782,273
ICON PLC(b)(c)	45,287	10,218,106

	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	123,440	$9,502,411
Insulet Corp.(b)	38,491	10,637,373
Jazz Pharmaceuticals PLC(b)	35,128	4,931,971
Karuna Therapeutics, Inc.(b)(c)	19,171	3,823,081
Neurocrine Biosciences, Inc.(b)	53,599	5,526,057
Novocure Ltd.(b)(c)	58,466	4,500,128
R1 RCM, Inc.(b)(c)	232,076	3,295,479
Repligen Corp.(b)	30,938	5,394,659
Royalty Pharma PLC, Class A	244,647	8,770,595
Sanofi, ADR	161,022	7,543,881
Sarepta Therapeutics, Inc.(b)(c)	48,889	5,970,814
Shockwave Medical, Inc.(b)	20,077	3,819,448
United Therapeutics Corp.(b)	25,422	6,254,829
Viatris, Inc.	675,504	7,700,746

		186,395,709

Industrials-10.60%
American Airlines Group, Inc.(b)	362,007	5,784,872
Avis Budget Group, Inc.(b)(c)	23,068	5,067,117
Axon Enterprise, Inc.(b)	39,630	7,938,285
C.H. Robinson Worldwide, Inc.	65,613	6,558,675
Expeditors International of Washington, Inc.	88,239	9,226,270
Grab Holdings Ltd., Class A (Singapore)(b)(c)	2,061,788	6,618,339
J.B. Hunt Transport Services, Inc.	57,412	10,379,516
Lincoln Electric Holdings, Inc.(c)	32,215	5,409,865
Middleby Corp. (The)(b)(c)	29,987	4,662,679
Nordson Corp.	31,780	6,980,159
Tetra Tech, Inc.	29,464	4,033,327
United Airlines Holdings, Inc.(b)	182,143	9,464,150

		82,123,254

Information Technology-35.00%
Akamai Technologies, Inc.(b)	87,649	6,363,317
Amdocs Ltd.	67,953	6,225,174
Bentley Systems, Inc., Class B(c)	154,210	6,239,337
CDW Corp.	75,252	15,232,510
Check Point Software Technologies Ltd. (Israel)(b)	69,578	8,608,190
Cognex Corp.	96,375	4,570,103
DocuSign, Inc.(b)	111,888	6,864,329
Entegris, Inc.(c)	83,023	7,076,050
F5, Inc.(b)	33,622	4,807,274
First Solar, Inc.	59,157	10,005,815
Flex Ltd.(b)	252,236	5,740,891
Gen Digital, Inc.	361,491	7,052,689
Jack Henry & Associates, Inc.	40,665	6,678,820
Logitech International S.A., Class R (Switzerland)(c)	90,090	4,914,410
Manhattan Associates, Inc.(b)	34,798	5,002,213
MongoDB, Inc.(b)	38,324	8,029,644
Monolithic Power Systems, Inc.	26,115	12,647,233
NetApp, Inc.	121,128	7,818,812
Okta, Inc.(b)(c)	84,628	6,033,130
ON Semiconductor Corp.(b)	240,100	18,586,141
Open Text Corp. (Canada)(c)	150,534	5,175,359
Paylocity Holding Corp.(b)	31,025	5,975,725
PTC, Inc.(b)	65,214	8,173,271
Qorvo, Inc.(b)	56,527	5,703,009
Seagate Technology Holdings PLC(c)	115,053	7,427,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	88,873	$9,915,561
SolarEdge Technologies, Inc.(b)	31,017	9,860,925
Splunk, Inc.(b)(c)	90,688	9,295,520
SS&C Technologies Holdings, Inc.	140,286	8,234,788
Teradyne, Inc.	86,794	8,778,345
Trimble, Inc.(b)	137,347	7,150,285
VeriSign, Inc.(b)	58,874	11,588,169
Western Digital Corp.(b)	176,918	6,807,805
Zebra Technologies Corp., Class A(b)	28,806	8,649,001

		271,231,667

Materials-1.58%
Steel Dynamics, Inc.	97,368	12,279,079

Utilities-0.92%
Alliant Energy Corp.	139,890	7,172,160

Total Common Stocks & Other Equity Interests (Cost $827,901,920)		773,828,086

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $639,770)	639,770	639,770

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $828,541,690)		774,467,856

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.74%
Invesco Private Government Fund, 4.58%(d)(e)(f)	21,117,545	$21,117,545
Invesco Private Prime Fund, 4.83%(d)(e)(f)	54,291,400	54,302,257

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,423,076)		75,419,802

TOTAL INVESTMENTS IN SECURITIES-109.69% (Cost $903,964,766)		849,887,658
OTHER ASSETS LESS LIABILITIES-(9.69)%		(75,052,487)

NET ASSETS-100.00%		$774,835,171

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,992,144	$(4,352,374)	$ -	$ -	$ 639,770	$5,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$29,805,913	$147,663,683	$(156,352,051)	$-	$-	$21,117,545	$497,224	*

Invesco Private Prime Fund	85,560,046	291,718,035	(322,991,952)	(11,458)	27,586	54,302,257	1,367,352	*

Total	$115,365,959	$444,373,862	$(483,696,377)	$(11,458)	$27,586	$76,059,572	$1,870,381

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	35.00

Health Care	24.06

Communication Services	11.77

Consumer Discretionary	11.42

Industrials	10.60

Sector Types Each Less Than 3%	7.02

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$9,931,378	$3,317,376	$6,972,254,824	$5,251,594	$773,828,086
Affiliated investments in securities, at value	210,396	273,642	171,419,900	343	76,059,572
Cash	-	114	-	-	-
Receivable for:
Dividends	8,480	2,094	6,474,054	1,049	403,545
Securities lending	235	34	230,276	44	12,813
Investments sold	-	-	8,468,011	-	1,756,912
Fund shares sold	-	-	12,080,883	-	-
Foreign tax reclaims	-	-	10,857	-	53,723

Total assets	10,150,489	3,593,260	7,170,938,805	5,253,030	852,114,651

Liabilities:
Due to custodian	-	-	4,147,778	-	-
Payable for:
Investments purchased	-	-	12,087,069	-	-
Collateral upon return of securities loaned	208,224	271,189	171,419,904	-	75,423,076
Fund shares repurchased	-	-	8,464,288	-	1,763,732
Accrued unitary management fees	1,567	532	821,636	830	92,672
Accrued tax expenses	-	-	-	2	-

Total liabilities	209,791	271,721	196,940,675	832	77,279,480

Net Assets	$9,940,698	$3,321,539	$6,973,998,130	$5,252,198	$774,835,171

Net assets consist of:
Shares of beneficial interest	$12,522,169	$3,992,502	$8,088,985,832	$4,695,635	$1,099,874,634
Distributable earnings (loss)	(2,581,471)	(670,963)	(1,114,987,702)	556,563	(325,039,463)
Net Assets	$9,940,698	$3,321,539	$6,973,998,130	$5,252,198	$774,835,171

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,001	175,001	57,750,001	180,001	30,770,001
Net asset value	$19.88	$18.98	$120.76	$29.18	$25.18

Market price	$19.92	$18.99	$120.79	$29.23	$25.17

Unaffiliated investments in securities, at cost	$12,077,806	$3,581,283	$7,947,043,336	$4,748,855	$827,901,920

Affiliated investments in securities, at cost	$210,396	$273,649	$171,419,904	$343	$76,062,846

(a) Includes securities on loan with an aggregate value of:	$203,842	$262,933	$167,578,439	$-	$73,781,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)(a)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Investment income:
Unaffiliated dividend income	$46,453	$12,455	$27,712,372	$3,535	$3,402,978
Affiliated dividend income	88	24	38,963	16	5,805
Non-cash dividend income	-	-	-	12,830	-
Securities lending income, net	1,626	204	1,130,481	44	126,197
Foreign withholding tax	(110)	(265)	(49,552)	(27)	(51,233)

Total investment income	48,057	12,418	28,832,264	16,398	3,483,747

Expenses:
Unitary management fees	9,448	2,906	4,207,533	3,425	578,759
Tax expenses	-	-	-	2	-

Total expenses	9,448	2,906	4,207,533	3,427	578,759

Less: Waivers	(2)	-	(993)	(1)	(138)

Net expenses	9,446	2,906	4,206,540	3,426	578,621

Net investment income	38,611	9,512	24,625,724	12,972	2,905,126

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(253,963)	(299,820)	(200,524,195)	(136,528)	(177,505,753)
Affiliated investment securities	(3)	32	17,238	-	27,586
In-kind redemptions	-	-	95,971,224	179,208	17,544,875
Foreign currencies	-	-	-	(1)	-

Net realized gain (loss)	(253,966)	(299,788)	(104,535,733)	42,679	(159,933,292)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	239,507	354,118	45,432,309	502,739	172,989,161
Affiliated investment securities	-	(10)	(3,142)	-	(11,458)

Change in net unrealized appreciation	239,507	354,108	45,429,167	502,739	172,977,703

Net realized and unrealized gain (loss)	(14,459)	54,320	(59,106,566)	545,418	13,044,411

Net increase (decrease) in net assets resulting from operations	$24,152	$63,832	$(34,480,842)	$558,390	$15,949,537

(a)	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Six Months Ended February 28, 2023	Period Ended August 31, 2022(a)	Six Months Ended February 28, 2023	Period Ended August 31, 2022(a)
Operations:
Net investment income	$38,611	$54,533	$9,512	$9,581
Net realized gain (loss)	(253,966)	(195,353)	(299,788)	(108,308)
Change in net unrealized appreciation (depreciation)	239,507	(2,385,935)	354,108	(618,022)

Net increase (decrease) in net assets resulting from operations	24,152	(2,526,755)	63,832	(716,749)

Distributions to Shareholders from:
Distributable earnings	(39,405)	(39,471)	(10,899)	(7,146)

Shareholder Transactions:
Proceeds from shares sold	-	12,522,177	449,447	3,543,054
Value of shares repurchased	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	-	12,522,177	449,447	3,543,054

Net increase (decrease) in net assets	(15,253)	9,955,951	502,380	2,819,159

Net assets:
Beginning of period	9,955,951	-	2,819,159	-

End of period	$9,940,698	$9,955,951	$3,321,539	$2,819,159

Changes in Shares Outstanding:
Shares sold	-	500,001	25,000	150,001
Shares repurchased	-	-	-	-
Shares outstanding, beginning of period.	500,001	-	150,001	-

Shares outstanding, end of period	500,001	500,001	175,001	150,001

(a)	For the period October 25, 2021 (commencement of investment operations) through August 31, 2022.
(b)	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Period Ended February 28, 2023(b)	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$24,625,724	$25,895,892	$12,972	$2,905,126	$5,070,934
(104,535,733)	172,819,808	42,679	(159,933,292)	(28,683,565)
45,429,167	(1,216,189,168)	502,739	172,977,703	(322,084,445)

(34,480,842)	(1,017,473,468)	558,390	15,949,537	(345,697,076)

(23,673,933)	(17,757,319)	(1,827)	(3,703,474)	(11,397,622)

3,359,865,645	5,971,651,618	5,488,161	72,706,840	450,411,017
(1,241,725,969)	(1,831,569,039)	(792,526)	(113,287,955)	(499,347,837)

2,118,139,676	4,140,082,579	4,695,635	(40,581,115)	(48,936,820)

2,059,984,901	3,104,851,792	5,252,198	(28,335,052)	(406,031,518)

4,914,013,229	1,809,161,437	-	803,170,223	1,209,201,741

$6,973,998,130	$4,914,013,229	$5,252,198	$774,835,171	$803,170,223

28,620,000	41,870,000	210,001	3,000,000	14,550,000
(10,780,000)	(13,550,000)	(30,000)	(4,650,000)	(16,890,000)
39,910,001	11,590,001	-	32,420,001	34,760,001

57,750,001	39,910,001	180,001	30,770,001	32,420,001

21

Financial Highlights

Invesco ESG NASDAQ 100 ETF (QQMG)

			For the Period
	Six Months Ended		October 25, 2021(a)
	February 28,		Through
	2023		August 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$19.91		$25.00

Net investment income(b)	0.08		0.13
Net realized and unrealized gain (loss) on investments	(0.03)		(5.13)

Total from investment operations	0.05		(5.00)

Distributions to shareholders from:
Net investment income	(0.08)		(0.09)

Net asset value at end of period	$19.88		$19.91

Market price at end of period(c)	$19.92		$19.94

Net Asset Value Total Return(d)	0.27%		(20.03	)%(e)
Market Price Total Return(d)	0.32%		(19.91	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,941		$9,956
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)
Net investment income	0.82	%(f)	0.69	%(f)
Portfolio turnover rate(g)	5%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights–(continued)

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

			For the Period
	Six Months Ended		October 25, 2021(a)
	February 28,		Through
	2023		August 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$18.79		$25.00

Net investment income(b)	0.06		0.09
Net realized and unrealized gain (loss) on investments	0.20		(6.23)

Total from investment operations	0.26		(6.14)

Distributions to shareholders from:
Net investment income	(0.07)		(0.07)

Net asset value at end of period	$18.98		$18.79

Market price at end of period(c)	$18.99		$18.81

Net Asset Value Total Return(d)	1.42%		(24.57	)%(e)
Market Price Total Return(d)	1.37%		(24.49	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,322		$2,819
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)
Net investment income	0.65	%(f)	0.52	%(f)
Portfolio turnover rate(g)	22%		46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (23.10)%. The market price total return from Fund Inception to August 31, 2022 was (23.05)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights–(continued)

Invesco NASDAQ 100 ETF (QQQM)

	Six Months Ended February 28, 2023		Year Ended August 31,	For the Period October 12, 2020(a) Through August 31,
	(Unaudited)		2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$123.13		$156.10	$120.98

Net investment income(b)	0.51		0.98	0.74
Net realized and unrealized gain (loss) on investments	(2.36)		(33.24)	34.93

Total from investment operations	(1.85)		(32.26)	35.67

Distributions to shareholders from:
Net investment income	(0.52)		(0.71)	(0.55)

Net asset value at end of period	$120.76		$123.13	$156.10

Market price at end of period(c)	$120.79		$123.29	$156.11

Net Asset Value Total Return(d)	(1.48)%		(20.72)%	29.56	%(e)
Market Price Total Return(d)	(1.58)%		(20.61)%	29.57	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,973,998		$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15	%(f)
Net investment income	0.88	%(f)	0.71%	0.61	%(f)
Portfolio turnover rate(g)	7%		6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights–(continued)

Invesco NASDAQ Future Gen 200 ETF (QQQS)

	For the Period October 11, 2022(a) Through February 28, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.08
Net realized and unrealized gain on investments	4.11

Total from investment operations	4.19

Distributions to shareholders from:
Net investment income	(0.01)

Net asset value at end of period	$29.18

Market price at end of period(c)	$29.23

Net Asset Value Total Return(d)	16.77	%(e)
Market Price Total Return(d)	16.97	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,252
Ratio to average net assets of:
Expenses	0.20	%(f)
Net investment income	0.76	%(f)
Portfolio turnover rate(g)	26%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to February 28, 2023 was 15.20%. The market price total return from Fund Inception to February 28, 2023 was 15.31%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights–(continued)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

	Six Months Ended February 28, 2023		Year Ended August 31,	For the Period October 12, 2020(a) Through August 31,
	(Unaudited)		2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.77		$34.79	$26.71

Net investment income(b)	0.09		0.15	0.10
Net realized and unrealized gain (loss) on investments	0.44		(9.85)	8.06

Total from investment operations	0.53		(9.70)	8.16

Distributions to shareholders from:
Net investment income	(0.12)		(0.11)	(0.08)
Net realized gains	-		(0.21)	-

Total distributions	(0.12)		(0.32)	(0.08)

Net asset value at end of period	$25.18		$24.77	$34.79

Market price at end of period(c)	$25.17		$24.80	$34.77

Net Asset Value Total Return(d)	2.15%		(28.06)%	30.58	%(e)
Market Price Total Return(d)	1.98%		(27.93)%	30.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$774,835		$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15	%(f)
Net investment income	0.75	%(f)	0.50%	0.35	%(f)
Portfolio turnover rate(g)	26%		45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco ESG NASDAQ 100 ETF (QQMG)	“ESG NASDAQ 100 ETF”

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	“ESG NASDAQ Next Gen 100 ETF”

Invesco NASDAQ 100 ETF (QQQM)	“NASDAQ 100 ETF”

Invesco NASDAQ Future Gen 200 ETF (QQQS)	“NASDAQ Future Gen 200 ETF”

Invesco NASDAQ Next Gen 100 ETF (QQQJ)	“NASDAQ Next Gen 100 ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index

ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®

NASDAQ 100 ETF	NASDAQ-100 Index®

NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion Cap IndexTM

NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

27

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

28

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund (except for NASDAQ Future Gen 200 ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

ESG NASDAQ 100 ETF	$121

ESG NASDAQ Next Gen 100 ETF	12

NASDAQ 100 ETF	84,512

NASDAQ Next Gen 100 ETF	7,074

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of

30

foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Risk. Because ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF evaluate ESG factors to assess and exclude certain investments for non-financial reasons, such Funds may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under a Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by a Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, a Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in a Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory

31

taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

32

election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

ESG NASDAQ 100 ETF	0.20%

ESG NASDAQ Next Gen 100 ETF	0.20%

NASDAQ 100 ETF	0.15%

NASDAQ Future Gen 200 ETF	0.20%

NASDAQ Next Gen 100 ETF	0.15%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

ESG NASDAQ 100 ETF	$2

ESG NASDAQ Next Gen 100 ETF	-

NASDAQ 100 ETF	993

NASDAQ Future Gen 200 ETF*	1

NASDAQ Next Gen 100 ETF	138

*	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the, “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG NASDAQ 100 ETF	$17

ESG NASDAQ Next Gen 100 ETF	200

NASDAQ 100 ETF	3,058

NASDAQ Future Gen 200 ETF*	7,356

NASDAQ Next Gen 100 ETF	61,700

*	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

33

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

ESG NASDAQ 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$9,931,378	$-	$-	$9,931,378

Money Market Funds	2,172	208,224	-	210,396

Total Investments	$9,933,550	$208,224	$-	$10,141,774

ESG NASDAQ Next Gen 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,317,376	$-	$-	$3,317,376

Money Market Funds	2,460	271,182	-	273,642

Total Investments	$3,319,836	$271,182	$-	$3,591,018

NASDAQ 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$6,972,254,824	$-	$-	$6,972,254,824

Money Market Funds	-	171,419,900	-	171,419,900

Total Investments	$6,972,254,824	$171,419,900	$-	$7,143,674,724

NASDAQ Future Gen 200 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,251,594	$-	$0	$5,251,594

Money Market Funds	343	-	-	343

Total Investments	$5,251,937	$-	$0	$5,251,937

NASDAQ Next Gen 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$773,828,086	$-	$-	$773,828,086

Money Market Funds	639,770	75,419,802	-	76,059,572

Total Investments	$774,467,856	$75,419,802	$-	$849,887,658

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

ESG NASDAQ 100 ETF	$194,923	$-	$194,923

ESG NASDAQ Next Gen 100 ETF	95,504	-	95,504

NASDAQ 100 ETF	38,924,872	2,961,961	41,886,833

NASDAQ Next Gen 100 ETF	85,555,206	21,972,300	107,527,506

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

ESG NASDAQ 100 ETF	$493,321	$497,758

ESG NASDAQ Next Gen 100 ETF	641,850	644,261

NASDAQ 100 ETF	423,793,136	413,795,338

NASDAQ Future Gen 200 ETF*	3,830,431	1,208,309

NASDAQ Next Gen 100 ETF	204,276,182	205,627,414

*	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

ESG NASDAQ 100 ETF	$-	$-

ESG NASDAQ Next Gen 100 ETF	448,240	-

NASDAQ 100 ETF	3,356,665,461	1,241,043,324

NASDAQ Future Gen 200 ETF*	2,966,720	882,666

NASDAQ Next Gen 100 ETF	72,508,419	113,093,401

*	For the period October 11, 2022 (commencement of investment operations) through February 28, 2023.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

ESG NASDAQ 100 ETF	$178,435	$(2,325,293)	$(2,146,858)	$12,288,632

ESG NASDAQ Next Gen 100 ETF	163,744	(441,459)	(277,715)	3,868,733

NASDAQ 100 ETF	112,091,525	(1,091,050,499)	(978,958,974)	8,122,633,698

NASDAQ Future Gen 200 ETF*	835,584	(332,845)	502,739	4,749,198

NASDAQ Next Gen 100 ETF	63,385,535	(121,890,019)	(58,504,484)	908,392,142

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value

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increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

36

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco ESG NASDAQ 100 ETF (QQMG)

Actual	$1,000.00	$1,002.70		0.20%	$0.99

Hypothetical (5% return before expenses)	1,000.00	1,023.80		0.20	1.00

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

Actual	1,000.00	1,014.20		0.20	1.00

Hypothetical (5% return before expenses)	1,000.00	1,023.80		0.20	1.00

Invesco NASDAQ 100 ETF (QQQM)

Actual	1,000.00	985.20		0.15	0.74

Hypothetical (5% return before expenses)	1,000.00	1,024.05		0.15	0.75

Invesco NASDAQ Future Gen 200 ETF (QQQS)

Actual	1,000.00	1,167.70	(2)	0.20	0.84	(3)

Hypothetical (5% return before expenses)	1,000.00	1,023.80	(2)	0.20	1.00	(3)

37

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

Actual	$1,000.00	$1,021.50	0.15%	$0.75

Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period October 11, 2022 (commencement of investment operations) through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 11, 2022 (commencement of investment operations) to February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 141/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

38

Approval of Investment Advisory Contracts

At a meeting held on June 21, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco NASDAQ Future Gen 200 ETF (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Fund’s portfolio managers. The Trustees also noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

	Passive	Open-End	Open-End
	ETF	Index Fund	Active Fund	Select
	Peer Group	Peer Group	Peer Group	Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco NASDAQ Future Gen 200 ETF	Higher than median (19)	Higher than median (15)	Lower than median (175)	Lower than median (3)

Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the

39

Approval of Investment Advisory Contracts–(continued)

management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed unitary advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Fund. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees for affiliated money market cash management vehicles and fees as the Fund’s direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, would serve as the Fund’s distributor and would be paid a distribution fee by the Adviser. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

40

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST2-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	May 3, 2023

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: May 3, 2023